UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2019

Item 1.

Reports to Stockholders
Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® Income Fund	3.08%	3.57%	5.68%
Class K	3.04%	3.57%	5.68%
Class K6	3.16%	3.59%	5.70%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Income Fund, a class of the fund, on March 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,383	Fidelity Freedom® Income Fund
$14,472	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2005 Fund	3.03%	4.27%	7.70%
Class K	3.00%	4.28%	7.71%
Class K6	3.15%	4.32%	7.72%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2005 Fund, a class of the fund, on March 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$21,000	Fidelity Freedom® 2005 Fund
$14,472	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2010 Fund	2.89%	4.81%	8.65%
Class K	2.95%	4.84%	8.67%
Class K6	2.96%	4.85%	8.67%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2010 Fund, a class of the fund, on March 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$22,924	Fidelity Freedom® 2010 Fund
$14,472	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2015 Fund	2.74%	5.32%	9.12%
Class K	2.80%	5.34%	9.13%
Class K6	2.87%	5.37%	9.15%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2015 Fund, a class of the fund, on March 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index and S&P 500 Index performed over the same period.

Period Ending Values
$23,935	Fidelity Freedom® 2015 Fund
$14,472	Bloomberg Barclays U.S. Aggregate Bond Index
$43,809	S&P 500® Index

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed-income and short-term funds currently represent the majority of the fund’s assets.

Fidelity Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2020 Fund	2.66%	5.65%	9.96%
Class K	2.73%	5.68%	9.97%
Class K6	2.80%	5.71%	9.99%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2020 Fund, a class of the fund, on March 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,838	Fidelity Freedom® 2020 Fund
$43,809	S&P 500® Index

Fidelity Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2025 Fund	2.53%	5.96%	10.66%
Class K	2.61%	5.99%	10.67%
Class K6	2.73%	6.05%	10.70%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2025 Fund, a class of the fund, on March 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$27,533	Fidelity Freedom® 2025 Fund
$43,809	S&P 500® Index

Fidelity Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2030 Fund	2.32%	6.65%	11.36%
Class K	2.40%	6.68%	11.37%
Class K6	2.57%	6.74%	11.41%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2030 Fund, a class of the fund, on March 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$29,318	Fidelity Freedom® 2030 Fund
$43,809	S&P 500® Index

Fidelity Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2035 Fund	1.85%	7.05%	11.87%
Class K	1.95%	7.09%	11.88%
Class K6	2.10%	7.15%	11.92%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2035 Fund, a class of the fund, on March 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$30,688	Fidelity Freedom® 2035 Fund
$43,809	S&P 500® Index

Fidelity Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2040 Fund	1.79%	7.07%	12.01%
Class K	1.87%	7.11%	12.04%
Class K6	2.06%	7.16%	12.06%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2040 Fund, a class of the fund, on March 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$31,097	Fidelity Freedom® 2040 Fund
$43,809	S&P 500® Index

Fidelity Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2045 Fund	1.72%	7.06%	12.11%
Class K	1.83%	7.11%	12.14%
Class K6	1.95%	7.16%	12.16%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2045 Fund, a class of the fund, on March 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$31,367	Fidelity Freedom® 2045 Fund
$43,809	S&P 500® Index

Fidelity Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2050 Fund	1.73%	7.07%	12.23%
Class K	1.82%	7.10%	12.25%
Class K6	1.96%	7.15%	12.27%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2050 Fund, a class of the fund, on March 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$31,710	Fidelity Freedom® 2050 Fund
$43,809	S&P 500® Index

Fidelity Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Past 5 years	Life of FundA
Fidelity Freedom® 2055 Fund	1.73%	7.07%	7.85%
Class K	1.84%	7.12%	7.88%
Class K6	1.97%	7.17%	7.91%

 A From June 1, 2011

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund, a class of the fund, on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,076	Fidelity Freedom® 2055 Fund
$25,424	S&P 500® Index

Fidelity Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Freedom® 2060 Fund	1.78%	7.22%
Class K	1.80%	7.25%
Class K6	2.05%	7.33%

 A From August 5, 2014

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2060 Fund, a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,835	Fidelity Freedom® 2060 Fund
$16,256	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy remained in expansion for the 12 months ending March 31, 2019, but growth was less synchronous and uneven. Many major economies progressed toward more-advanced stages of the business cycle. Financial markets responded favorably to the U.S. Federal Reserve’s shift away from its monetary tightening bias in the first quarter of 2019. Most economic indicators remained tepid, although China displayed some initial signs of stabilizing activity, and stepped up the pace of fiscal and monetary stimulus in the first quarter.Against this backdrop, the MSCI World ex USA Index of non-U.S. equity markets returned -2.91% for the year. Much of the negative impact came in the volatile fourth quarter of 2018, when the index returned -13%, followed by a sharp rebound to begin 2019. Among regions in the index, stocks in resource-rich Canada gained 4%, benefiting from rising crude-oil prices early and late in the period, while Asia Pacific ex Japan (+4%) was aided by stabilizing returns in Hong Kong, which rose 8%. Conversely, stocks in Japan (-8%), emerging markets (0%) and Europe ex U.K. (-4%) lagged. Results at home were markedly better. The U.S. equity bellwether S&P 500® index rose 9.50%. Nine of 11 sectors in the S&P 500® had a positive return. Three defensive sectors stood out: real estate (+21%), utilities (+19%) and health care (+15%). Conversely, some economically sensitive sectors struggled, with financials (-5%) faring worst. The small-cap-oriented Russell 2000® Index gained 2.05% for the 12 months. Commodities also lagged, as evidenced by the -5.25% result of the Bloomberg Barclays Commodity Index Total Return.U.S. investment-grade bonds gained 4.48%, according to the Bloomberg Barclays U.S. Aggregate Bond Index, largely driven by surging returns for credit-sensitive sectors. U.S. corporate bonds increased 4.89%, according to the Bloomberg Barclays Credit Bond Index. Elsewhere, securitized sectors fared well, led by commercial mortgage-backed securities (+5.43%). Agency bonds and Treasury Inflation-Protected Securities (TIPS) lagged, as measured by the 3.73% return of the Bloomberg Barclays U.S. Agency Bond Index and the 2.70% advance of the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), respectively.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year ending March 31, 2019, shares of each Fidelity Freedom® Fund posted a gain, ranging from 3.08% for Fidelity Freedom Income Fund to 1.72% for Fidelity Freedom 2045 Fund. Each Fund lagged its respective Composite index by roughly 1 to 3 percentage points. Both underlying investment performance and top-down active asset allocation were responsible for the Funds' underperformance of Composites. In terms of investment performance, returns among underlying U.S. equity funds detracted, especially an investment in Fidelity Series Intrinsic Opportunities Fund, which trailed its benchmark, the Russell 3000 Index, by nearly 10 percentage points the past year because the manager's value-oriented investment style was out of favor. To a lesser extent, the Funds' overall investments in non-U.S. equities also hurt relative performance, as returns here lagged the -4.04% return of the MSCI All Country World ex U.S.A. Index, the Composites' benchmark for the asset class. Conversely, the performance of the Funds' underlying investment-grade bond investments added value versus Composites. From an active asset allocation perspective, non-Composite exposure to commodities held back the Funds' relative results the most. Overweighting emerging-markets funds also detracted, as did underweighting U.S. equities – one of the better-performing asset classes this period. Intra-asset allocation decisions – investments made within the major asset classes (equities and fixed-income) – also had a negative influence on the Funds’ relative performance. In particular, allocations within U.S. equities and non U.S.-equities proved disappointing the past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  At its May 2018 meeting, the Board of Trustees approved incremental updates to the glide path and strategic asset allocation of Fidelity Freedom Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds and slightly reducing the equity and short-term debt allocations for shorter-dated Funds. These updates have been fully implemented. At its May 2019 meeting, the Board of Trustees approved adjusting the equity composition of the strategic asset allocation of Fidelity Freedom Funds from 70%/30% to 60%/40% for U.S./non-U.S. equities.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.4
Fidelity Series Government Money Market Fund 2.50%	17.8
Fidelity Series Inflation-Protected Bond Index Fund	13.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Opportunities Fund	3.4
Fidelity Series International Growth Fund	2.3
Fidelity Series Commodity Strategy Fund	2.3
Fidelity Series International Value Fund	2.2
Fidelity Series Intrinsic Opportunities Fund	1.6
89.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.1%
International Equity Funds	9.1%
Bond Funds	57.4%
Short-Term Funds	22.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.43% 4/4/19 to 6/20/19 (a)
(Cost $1,296,310)	1,300,000	1,296,366
	Shares	Value

Domestic Equity Funds - 11.1%
Fidelity Series All-Sector Equity Fund (b)	1,071,528	$10,318,814
Fidelity Series Blue Chip Growth Fund (b)	1,503,881	22,182,241
Fidelity Series Commodity Strategy Fund (b)	16,361,213	78,042,984
Fidelity Series Growth Company Fund (b)	2,584,963	43,711,719
Fidelity Series Intrinsic Opportunities Fund (b)	3,230,193	53,136,678
Fidelity Series Large Cap Stock Fund (b)	3,143,894	46,058,050
Fidelity Series Large Cap Value Index Fund (b)	1,061,774	13,176,613
Fidelity Series Opportunistic Insights Fund (b)	1,335,495	23,344,444
Fidelity Series Small Cap Discovery Fund (b)	556,860	6,192,282
Fidelity Series Small Cap Opportunities Fund (b)	1,370,605	18,448,340
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,025,285	35,698,360
Fidelity Series Value Discovery Fund (b)	2,003,370	25,022,092
TOTAL DOMESTIC EQUITY FUNDS
(Cost $294,443,798)		375,332,617

International Equity Funds - 9.1%
Fidelity Series Canada Fund (b)	657,903	6,782,976
Fidelity Series Emerging Markets Fund (b)	1,252,169	12,258,731
Fidelity Series Emerging Markets Opportunities Fund (b)	6,181,258	114,538,710
Fidelity Series International Growth Fund (b)	5,236,098	79,536,330
Fidelity Series International Small Cap Fund (b)	1,243,867	19,317,262
Fidelity Series International Value Fund (b)	8,184,359	76,114,541
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $250,120,934)		308,548,550

Bond Funds - 57.4%
Fidelity Series Emerging Markets Debt Fund (b)	2,672,492	25,629,199
Fidelity Series Floating Rate High Income Fund (b)	481,201	4,460,729
Fidelity Series High Income Fund (b)	3,147,644	29,587,852
Fidelity Series Inflation-Protected Bond Index Fund (b)	45,386,929	443,884,166
Fidelity Series International Credit Fund (b)	196,778	1,946,138
Fidelity Series Investment Grade Bond Fund (b)	113,213,736	1,265,729,572
Fidelity Series Long-Term Treasury Bond Index Fund (b)	17,358,248	153,967,657
Fidelity Series Real Estate Income Fund (b)	1,534,911	16,745,875
TOTAL BOND FUNDS
(Cost $1,904,302,857)		1,941,951,188

Short-Term Funds - 22.4%
Fidelity Cash Central Fund, 2.48% (c)	5,086,434	5,087,452
Fidelity Series Government Money Market Fund 2.50% (b)(d)	600,538,386	600,538,386
Fidelity Series Short-Term Credit Fund (b)	15,135,942	150,905,338
TOTAL SHORT-TERM FUNDS
(Cost $756,432,811)		756,531,176
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,206,596,710)		3,383,659,897
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,439,854)
NET ASSETS - 100%		$3,382,220,043

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	7	June 2019	$653,240	$11,909	$11,909
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	9	June 2019	1,917,844	8,355	8,355
CBOT 5-Year U.S. Treasury Note Contracts (United States)	17	June 2019	1,969,078	22,411	22,411
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	June 2019	299,313	10,496	10,496
CBOT Long Term U.S. Treasury Bond Contracts (United States)	12	June 2019	1,490,625	27,725	27,725
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	June 2019	504,000	25,083	25,083
TOTAL TREASURY CONTRACTS					94,070

TOTAL PURCHASED					105,979

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	83	June 2019	11,776,870	(356,462)	(356,462)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	131	June 2019	6,925,970	(129,145)	(129,145)

TOTAL SOLD					(485,607)

TOTAL FUTURES CONTRACTS					$(379,628)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,296,366.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,203
Total	$75,203

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,916,073	$--	$16,684,277	$--	$6,617,339	$(5,849,135)	$--
Fidelity Series All-Sector Equity Fund	30,551,376	2,779,732	22,863,157	2,579,362	5,014,166	(5,163,303)	10,318,814
Fidelity Series Blue Chip Growth Fund	31,582,362	3,174,616	14,690,995	2,899,573	4,769,782	(2,653,524)	22,182,241
Fidelity Series Canada Fund	9,334,390	247,735	3,001,964	151,592	1,796	201,019	6,782,976
Fidelity Series Commodity Strategy Fund	79,034,933	29,189,668	21,418,957	4,522,415	(8,817,227)	54,567	78,042,984
Fidelity Series Emerging Markets Debt Fund	28,508,764	1,836,249	3,310,939	1,601,930	(137,899)	(1,266,976)	25,629,199
Fidelity Series Emerging Markets Fund	--	12,925,791	765,955	48,772	(18,277)	117,172	12,258,731
Fidelity Series Emerging Markets Opportunities Fund	114,600,734	29,529,778	13,927,848	8,990,865	1,474,501	(17,138,455)	114,538,710
Fidelity Series Floating Rate High Income Fund	9,147,819	527,245	5,050,482	450,247	(297,331)	133,478	4,460,729
Fidelity Series Government Money Market Fund 2.50%	859,951,401	90,063,089	349,476,104	14,613,275	--	--	600,538,386
Fidelity Series Growth Company Fund	67,193,973	6,088,065	31,545,784	4,389,042	12,952,741	(10,977,276)	43,711,719
Fidelity Series High Income Fund	56,045,887	3,483,697	29,344,722	2,979,299	(1,394,519)	797,509	29,587,852
Fidelity Series Inflation-Protected Bond Index Fund	140,449,749	343,806,398	42,050,139	8,068,370	(1,324,527)	3,002,685	443,884,166
Fidelity Series International Credit Fund	1,872,196	94,306	15,354	94,306	(207)	(4,803)	1,946,138
Fidelity Series International Growth Fund	97,009,280	18,168,777	31,482,839	5,129,287	5,224,374	(9,383,262)	79,536,330
Fidelity Series International Small Cap Fund	24,130,987	5,924,575	7,673,721	1,640,557	1,147,935	(4,212,514)	19,317,262
Fidelity Series International Value Fund	95,143,387	15,233,348	24,341,335	2,823,633	1,712,087	(11,632,946)	76,114,541
Fidelity Series Intrinsic Opportunities Fund	78,260,126	5,130,440	26,047,160	4,463,058	6,203,025	(10,409,753)	53,136,678
Fidelity Series Investment Grade Bond Fund	1,414,325,467	68,950,138	233,728,274	42,711,835	(8,927,545)	25,109,786	1,265,729,572
Fidelity Series Large Cap Stock Fund	69,040,943	6,283,809	28,405,830	5,687,649	4,615,463	(5,476,335)	46,058,050
Fidelity Series Large Cap Value Index Fund	19,791,623	787,790	7,779,222	622,461	897,617	(521,195)	13,176,613
Fidelity Series Long-Term Treasury Bond Index Fund	78,600,027	112,379,748	42,949,463	3,617,599	(1,419,510)	7,356,855	153,967,657
Fidelity Series Opportunistic Insights Fund	34,616,831	2,230,923	14,761,326	1,931,491	6,120,140	(4,862,124)	23,344,444
Fidelity Series Real Estate Equity Fund	6,171,500	89,767	6,510,092	82,424	1,186,459	(937,634)	--
Fidelity Series Real Estate Income Fund	17,355,440	1,424,441	2,338,989	1,240,665	(3,762)	308,745	16,745,875
Fidelity Series Short-Term Credit Fund	211,429,964	6,465,257	68,630,252	4,524,719	(940,626)	2,580,995	150,905,338
Fidelity Series Small Cap Discovery Fund	9,419,231	1,035,559	3,630,681	955,039	506,894	(1,138,721)	6,192,282
Fidelity Series Small Cap Opportunities Fund	28,758,372	2,501,163	12,550,150	2,253,851	3,474,978	(3,736,023)	18,448,340
Fidelity Series Stock Selector Large Cap Value Fund	53,907,465	3,668,280	21,276,790	3,080,122	4,270,091	(4,870,686)	35,698,360
Fidelity Series Value Discovery Fund	38,314,030	1,868,763	14,871,860	1,547,278	3,531,325	(3,820,166)	25,022,092
Total	$3,720,464,330	$775,889,147	$1,101,124,661	$133,700,716	$46,439,283	$(64,392,020)	$3,377,276,079

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,296,366	$--	$1,296,366	$--
Domestic Equity Funds	375,332,617	375,332,617	--	--
International Equity Funds	308,548,550	308,548,550	--	--
Bond Funds	1,941,951,188	1,941,951,188	--	--
Short-Term Funds	756,531,176	756,531,176	--	--
Total Investments in Securities:	$3,383,659,897	$3,382,363,531	$1,296,366	$--
Derivative Instruments:
Assets
Futures Contracts	$105,979	$105,979	$--	$--
Total Assets	$105,979	$105,979	$--	$--
Liabilities
Futures Contracts	$(485,607)	$(485,607)	$--	$--
Total Liabilities	$(485,607)	$(485,607)	$--	$--
Total Derivative Instruments:	$(379,628)	$(379,628)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$11,909	$(485,607)
Total Equity Risk	11,909	(485,607)
Interest Rate Risk
Futures Contracts	94,070	--
Total Interest Rate Risk	94,070	--
Total Value of Derivatives	$105,979	$(485,607)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,296,310)	$1,296,366
Fidelity Central Funds (cost $5,087,446)	5,087,452
Other affiliated issuers (cost $3,200,212,954)	3,377,276,079
Total Investment in Securities (cost $3,206,596,710)		$3,383,659,897
Receivable for investments sold		8,543,458
Receivable for fund shares sold		26,129,219
Distributions receivable from Fidelity Central Funds		10,371
Total assets		3,418,342,945
Liabilities
Payable for investments purchased	$7,757,076
Payable for fund shares redeemed	26,925,537
Accrued management fee	1,238,152
Payable for daily variation margin on futures contracts	202,137
Total liabilities		36,122,902
Net Assets		$3,382,220,043
Net Assets consist of:
Paid in capital		$3,183,798,477
Total distributable earnings (loss)		198,421,566
Net Assets		$3,382,220,043
Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($1,978,263,120 ÷ 172,955,926 shares)		$11.44
Class K:
Net Asset Value, offering price and redemption price per share ($1,236,534,843 ÷ 108,258,089 shares)		$11.42
Class K6:
Net Asset Value, offering price and redemption price per share ($167,422,080 ÷ 14,662,342 shares)		$11.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$86,763,239
Interest		20,728
Income from Fidelity Central Funds		75,203
Total income		86,859,170
Expenses
Management fee	$15,445,776
Independent trustees' fees and expenses	16,698
Total expenses before reductions	15,462,474
Expense reductions	(229)
Total expenses after reductions		15,462,245
Net investment income (loss)		71,396,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	440
Fidelity Central Funds	(168)
Other affiliated issuers	46,439,283
Futures contracts	862,816
Capital gain distributions from underlying funds:
Affiliated issuers	46,937,477
Total net realized gain (loss)		94,239,848
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	73
Fidelity Central Funds	6
Other affiliated issuers	(64,392,020)
Futures contracts	(379,628)
Total change in net unrealized appreciation (depreciation)		(64,771,569)
Net gain (loss)		29,468,279
Net increase (decrease) in net assets resulting from operations		$100,865,204

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,396,925	$54,568,700
Net realized gain (loss)	94,239,848	90,451,426
Change in net unrealized appreciation (depreciation)	(64,771,569)	(21,703,503)
Net increase (decrease) in net assets resulting from operations	100,865,204	123,316,623
Distributions to shareholders	(178,193,341)	–
Distributions to shareholders from net investment income	–	(51,949,454)
Distributions to shareholders from net realized gain	–	(67,440,706)
Total distributions	(178,193,341)	(119,390,160)
Share transactions - net increase (decrease)	(260,021,875)	1,577,891,442
Total increase (decrease) in net assets	(337,350,012)	1,581,817,905
Net Assets
Beginning of period	3,719,570,055	2,137,752,150
End of period	$3,382,220,043	$3,719,570,055
Other Information
Undistributed net investment income end of period		$5,475,633

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$11.57	$11.26	$11.75	$11.86
Income from Investment Operations
Net investment income (loss)A	.23	.18	.19	.21	.21
Net realized and unrealized gain (loss)	.11	.38	.49	(.27)	.28
Total from investment operations	.34	.56	.68	(.06)	.49
Distributions from net investment income	(.23)	(.19)	(.20)B	(.21)	(.20)
Distributions from net realized gain	(.36)	(.25)	(.17)B	(.22)	(.40)
Total distributions	(.59)	(.44)	(.37)	(.43)	(.60)
Net asset value, end of period	$11.44	$11.69	$11.57	$11.26	$11.75
Total ReturnC	3.08%	4.86%	6.16%	(.45)%	4.31%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.39%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.46%F	.39%	-%	-%	-%
Expenses net of all reductions	.46%F	.39%	-%	-%	-%
Net investment income (loss)	2.02%	1.57%	1.70%	1.86%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$1,978,263	$2,111,741	$2,137,752	$2,184,994	$2,483,848
Portfolio turnover rateD	22%	17%H	31%	20%	26%H

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.76
Income from Investment Operations
Net investment income (loss)B	.24	.19
Net realized and unrealized gain (loss)	.09	.05
Total from investment operations	.33	.24
Distributions from net investment income	(.24)	(.16)
Distributions from net realized gain	(.36)	(.17)
Total distributions	(.59)C	(.32)D
Net asset value, end of period	$11.42	$11.68
Total ReturnE,F	3.04%	2.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.41%I	.42%J
Expenses net of fee waivers, if any	.41%I	.42%J
Expenses net of all reductions	.41%I	.42%J
Net investment income (loss)	2.07%	2.32%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,236,535	$1,568,576
Portfolio turnover rateG	22%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.357 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.166 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.68
Income from Investment Operations
Net investment income (loss)B	.24	.18
Net realized and unrealized gain (loss)	.11	.15
Total from investment operations	.35	.33
Distributions from net investment income	(.25)	(.17)
Distributions from net realized gain	(.36)	(.17)
Total distributions	(.61)	(.33)C
Net asset value, end of period	$11.42	$11.68
Total ReturnD,E	3.16%	2.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%	.37%H
Expenses net of fee waivers, if any	.37%	.37%H
Expenses net of all reductions	.37%	.37%H
Net investment income (loss)	2.12%	1.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$167,422	$39,253
Portfolio turnover rateF	22%	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.2
Fidelity Series Government Money Market Fund 2.50%	14.9
Fidelity Series Inflation-Protected Bond Index Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Short-Term Credit Fund	3.7
Fidelity Series International Value Fund	3.0
Fidelity Series International Growth Fund	3.0
Fidelity Series Intrinsic Opportunities Fund	2.5
Fidelity Series Commodity Strategy Fund	2.3
83.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.6%
International Equity Funds	11.8%
Bond Funds	52.5%
Short-Term Funds	19.0%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.4% 4/4/19 to 6/27/19 (a)
(Cost $667,955)	670,000	667,980
	Shares	Value

Domestic Equity Funds - 16.6%
Fidelity Series All-Sector Equity Fund (b)	536,555	$5,167,025
Fidelity Series Blue Chip Growth Fund (b)	726,424	10,714,747
Fidelity Series Commodity Strategy Fund (b)	4,656,311	22,210,604
Fidelity Series Growth Company Fund (b)	1,174,630	19,862,990
Fidelity Series Intrinsic Opportunities Fund (b)	1,478,861	24,327,265
Fidelity Series Large Cap Stock Fund (b)	1,442,567	21,133,601
Fidelity Series Large Cap Value Index Fund (b)	496,915	6,166,714
Fidelity Series Opportunistic Insights Fund (b)	621,116	10,857,111
Fidelity Series Small Cap Discovery Fund (b)	275,511	3,063,684
Fidelity Series Small Cap Opportunities Fund (b)	663,221	8,926,958
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,371,888	16,188,284
Fidelity Series Value Discovery Fund (b)	926,560	11,572,732
TOTAL DOMESTIC EQUITY FUNDS
(Cost $128,144,088)		160,191,715

International Equity Funds - 11.8%
Fidelity Series Canada Fund (b)	285,371	2,942,173
Fidelity Series Emerging Markets Fund (b)	446,445	4,370,696
Fidelity Series Emerging Markets Opportunities Fund (b)	2,203,509	40,831,027
Fidelity Series International Growth Fund (b)	1,924,964	29,240,204
Fidelity Series International Small Cap Fund (b)	443,263	6,883,875
Fidelity Series International Value Fund (b)	3,146,486	29,262,318
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $94,831,997)		113,530,293

Bond Funds - 52.5%
Fidelity Series Emerging Markets Debt Fund (b)	737,868	7,076,150
Fidelity Series Floating Rate High Income Fund (b)	180,971	1,677,604
Fidelity Series High Income Fund (b)	897,287	8,434,501
Fidelity Series Inflation-Protected Bond Index Fund (b)	11,102,299	108,580,484
Fidelity Series International Credit Fund (b)	53,601	530,111
Fidelity Series Investment Grade Bond Fund (b)	29,427,797	329,002,771
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,118,727	45,403,111
Fidelity Series Real Estate Income Fund (b)	434,920	4,744,981
TOTAL BOND FUNDS
(Cost $509,808,841)		505,449,713

Short-Term Funds - 19.0%
Fidelity Cash Central Fund, 2.48% (c)	4,205,856	4,206,697
Fidelity Series Government Money Market Fund 2.50% (b)(d)	142,976,866	142,976,866
Fidelity Series Short-Term Credit Fund (b)	3,542,133	35,315,067
TOTAL SHORT-TERM FUNDS
(Cost $182,509,308)		182,498,630
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $915,962,189)		962,338,331
NET OTHER ASSETS (LIABILITIES) - 0.0%		(457,879)
NET ASSETS - 100%		$961,880,452

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	6	June 2019	$1,278,563	$5,437	$5,437
CBOT 5-Year U.S. Treasury Note Contracts (United States)	12	June 2019	1,389,938	15,820	15,820
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	June 2019	299,313	10,496	10,496
CBOT Long Term U.S. Treasury Bond Contracts (United States)	9	June 2019	1,117,969	20,238	20,238
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	June 2019	336,000	16,722	16,722

TOTAL PURCHASED					68,713

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	24	June 2019	3,405,360	(103,073)	(103,073)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	51	June 2019	2,696,370	(50,279)	(50,279)

TOTAL SOLD					(153,352)

TOTAL FUTURES CONTRACTS					$(84,639)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $667,980.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,790
Total	$25,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$6,515,325	$--	$6,766,231	$--	$3,060,458	$(2,809,552)	$--
Fidelity Series All-Sector Equity Fund	12,530,153	1,754,728	8,858,577	1,272,784	645,659	(904,938)	5,167,025
Fidelity Series Blue Chip Growth Fund	12,953,358	2,006,105	5,004,846	1,366,857	1,412,512	(652,382)	10,714,747
Fidelity Series Canada Fund	3,443,587	410,276	990,253	64,679	6,805	71,758	2,942,173
Fidelity Series Commodity Strategy Fund	21,665,200	8,431,878	5,376,189	1,306,153	(3,398,830)	888,545	22,210,604
Fidelity Series Emerging Markets Debt Fund	7,599,846	763,032	916,984	435,097	(22,637)	(347,107)	7,076,150
Fidelity Series Emerging Markets Fund	--	4,629,704	299,476	17,187	(6,771)	47,239	4,370,696
Fidelity Series Emerging Markets Opportunities Fund	40,950,004	11,111,667	5,703,911	3,168,179	352,958	(5,879,691)	40,831,027
Fidelity Series Floating Rate High Income Fund	2,476,054	251,876	997,004	137,982	(53,120)	(202)	1,677,604
Fidelity Series Government Money Market Fund 2.50%	188,891,827	35,928,967	81,843,928	3,348,065	--	--	142,976,866
Fidelity Series Growth Company Fund	27,067,672	3,327,727	10,997,761	2,045,391	4,057,727	(3,592,375)	19,862,990
Fidelity Series High Income Fund	15,273,504	1,533,309	8,209,962	839,623	(420,728)	258,378	8,434,501
Fidelity Series Inflation-Protected Bond Index Fund	34,330,025	85,228,930	11,399,292	1,948,741	(292,062)	712,883	108,580,484
Fidelity Series International Credit Fund	511,877	25,711	6,093	25,712	(80)	(1,304)	530,111
Fidelity Series International Growth Fund	35,653,275	7,176,442	12,046,172	1,964,426	1,824,750	(3,368,091)	29,240,204
Fidelity Series International Small Cap Fund	8,838,106	1,996,733	2,779,587	623,273	399,174	(1,570,551)	6,883,875
Fidelity Series International Value Fund	35,085,401	5,698,507	7,806,375	1,071,940	(37,797)	(3,677,418)	29,262,318
Fidelity Series Intrinsic Opportunities Fund	32,312,650	3,659,909	9,490,498	2,105,560	617,322	(2,772,118)	24,327,265
Fidelity Series Investment Grade Bond Fund	357,195,577	32,801,056	65,344,858	10,964,784	(2,292,650)	6,643,646	329,002,771
Fidelity Series Large Cap Stock Fund	28,318,570	3,943,691	10,575,980	2,545,146	1,163,919	(1,716,599)	21,133,601
Fidelity Series Large Cap Value Index Fund	8,118,267	690,971	2,782,216	299,129	210,493	(70,801)	6,166,714
Fidelity Series Long-Term Treasury Bond Index Fund	21,896,394	32,642,883	10,907,672	1,069,176	(277,157)	2,048,663	45,403,111
Fidelity Series Opportunistic Insights Fund	14,197,365	1,617,123	5,350,976	921,203	1,751,714	(1,358,115)	10,857,111
Fidelity Series Real Estate Equity Fund	2,522,653	22,552	2,634,464	19,427	352,087	(262,828)	--
Fidelity Series Real Estate Income Fund	4,756,952	601,948	703,138	344,918	(5,314)	94,533	4,744,981
Fidelity Series Short-Term Credit Fund	46,349,875	3,306,778	14,728,581	1,033,498	(173,378)	560,373	35,315,067
Fidelity Series Small Cap Discovery Fund	3,862,917	610,273	1,110,363	423,670	112,285	(411,428)	3,063,684
Fidelity Series Small Cap Opportunities Fund	11,795,128	1,635,528	4,220,481	1,064,395	644,721	(927,938)	8,926,958
Fidelity Series Stock Selector Large Cap Value Fund	22,112,603	2,528,771	8,038,158	1,457,171	971,005	(1,385,937)	16,188,284
Fidelity Series Value Discovery Fund	15,714,129	1,497,258	5,421,599	737,132	539,834	(756,890)	11,572,732
	$1,022,938,294	$255,834,333	$311,311,625	$42,621,298	$11,142,899	$(21,140,247)	$957,463,654

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$667,980	$--	$667,980	$--
Domestic Equity Funds	160,191,715	160,191,715	--	--
International Equity Funds	113,530,293	113,530,293	--	--
Bond Funds	505,449,713	505,449,713	--	--
Short-Term Funds	182,498,630	182,498,630	--	--
Total Investments in Securities:	$962,338,331	$961,670,351	$667,980	$--
Derivative Instruments:
Assets
Futures Contracts	$68,713	$68,713	$--	$--
Total Assets	$68,713	$68,713	$--	$--
Liabilities
Futures Contracts	$(153,352)	$(153,352)	$--	$--
Total Liabilities	$(153,352)	$(153,352)	$--	$--
Total Derivative Instruments:	$(84,639)	$(84,639)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(153,352)
Total Equity Risk	0	(153,352)
Interest Rate Risk
Futures Contracts	68,713	0
Total Interest Rate Risk	68,713	0
Total Value of Derivatives	$68,713	$(153,352)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $667,955)	$667,980
Fidelity Central Funds (cost $4,206,697)	4,206,697
Other affiliated issuers (cost $911,087,537)	957,463,654
Total Investment in Securities (cost $915,962,189)		$962,338,331
Receivable for investments sold		7,086,994
Receivable for fund shares sold		1,838,995
Distributions receivable from Fidelity Central Funds		8,316
Total assets		971,272,636
Liabilities
Payable for investments purchased	$7,111,218
Payable for fund shares redeemed	1,813,355
Accrued management fee	364,768
Payable for daily variation margin on futures contracts	102,843
Total liabilities		9,392,184
Net Assets		$961,880,452
Net Assets consist of:
Paid in capital		$903,072,554
Total distributable earnings (loss)		58,807,898
Net Assets		$961,880,452
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($563,036,295 ÷ 46,160,440 shares)		$12.20
Class K:
Net Asset Value, offering price and redemption price per share ($357,174,023 ÷ 29,324,699 shares)		$12.18
Class K6:
Net Asset Value, offering price and redemption price per share ($41,670,134 ÷ 3,425,343 shares)		$12.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$24,059,333
Interest		7,573
Income from Fidelity Central Funds		25,790
Total income		24,092,696
Expenses
Management fee	$4,477,992
Independent trustees' fees and expenses	4,657
Total expenses before reductions	4,482,649
Expense reductions	(206)
Total expenses after reductions		4,482,443
Net investment income (loss)		19,610,253
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	138
Fidelity Central Funds	(32)
Other affiliated issuers	11,142,899
Futures contracts	320,290
Capital gain distributions from underlying funds:
Affiliated issuers	18,561,965
Total net realized gain (loss)		30,025,260
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	30
Affiliated issuers	(21,140,247)
Futures contracts	(84,639)
Total change in net unrealized appreciation (depreciation)		(21,224,856)
Net gain (loss)		8,800,404
Net increase (decrease) in net assets resulting from operations		$28,410,657

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,610,253	$14,738,670
Net realized gain (loss)	30,025,260	30,625,628
Change in net unrealized appreciation (depreciation)	(21,224,856)	1,018,991
Net increase (decrease) in net assets resulting from operations	28,410,657	46,383,289
Distributions to shareholders	(51,673,028)	–
Distributions to shareholders from net investment income	–	(13,671,334)
Distributions to shareholders from net realized gain	–	(20,759,680)
Total distributions	(51,673,028)	(34,431,014)
Share transactions - net increase (decrease)	(37,517,008)	426,953,870
Total increase (decrease) in net assets	(60,779,379)	438,906,145
Net Assets
Beginning of period	1,022,659,831	583,753,686
End of period	$961,880,452	$1,022,659,831
Other Information
Undistributed net investment income end of period		$2,657,371

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.20	$11.66	$12.24	$12.01
Income from Investment Operations
Net investment income (loss)A	.24	.19	.20	.22	.22
Net realized and unrealized gain (loss)	.11	.59	.71	(.34)	.40
Total from investment operations	.35	.78	.91	(.12)	.62
Distributions from net investment income	(.24)	(.18)	(.22)B	(.22)	(.23)
Distributions from net realized gain	(.41)	(.30)	(.15)B	(.23)	(.17)
Total distributions	(.65)	(.48)	(.37)	(.46)C	(.39)D
Net asset value, end of period	$12.20	$12.50	$12.20	$11.66	$12.24
Total ReturnE	3.03%	6.43%	7.91%	(1.01)%	5.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%	.41%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.48%	.41%	-%	-%	-%
Expenses net of all reductions	.48%	.41%	-%	-%	-%
Net investment income (loss)	1.98%	1.52%	1.70%	1.87%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$563,036	$590,056	$583,754	$580,726	$639,723
Portfolio turnover rateF	26%	23%I	31%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.48
Income from Investment Operations
Net investment income (loss)B	.25	.21
Net realized and unrealized gain (loss)	.10	.15
Total from investment operations	.35	.36
Distributions from net investment income	(.24)	(.16)
Distributions from net realized gain	(.41)	(.19)
Total distributions	(.66)C	(.35)
Net asset value, end of period	$12.18	$12.49
Total ReturnD,E	3.00%	2.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%	.44%H
Expenses net of fee waivers, if any	.43%	.44%H
Expenses net of all reductions	.43%	.44%H
Net investment income (loss)	2.03%	2.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$357,174	$422,622
Portfolio turnover rateF	26%	23%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.413 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.36
Income from Investment Operations
Net investment income (loss)B	.25	.20
Net realized and unrealized gain (loss)	.11	.29
Total from investment operations	.36	.49
Distributions from net investment income	(.27)	(.16)
Distributions from net realized gain	(.41)	(.19)
Total distributions	(.68)	(.36)C
Net asset value, end of period	$12.17	$12.49
Total ReturnD,E	3.15%	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H	.38%I
Expenses net of fee waivers, if any	.38%H	.38%I
Expenses net of all reductions	.38%H	.38%I
Net investment income (loss)	2.08%	1.93%I
Supplemental Data
Net assets, end of period (000 omitted)	$41,670	$9,983
Portfolio turnover rateF	26%	23%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.192 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.5
Fidelity Series Government Money Market Fund 2.50%	11.7
Fidelity Series Inflation-Protected Bond Index Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Growth Fund	4.0
Fidelity Series International Value Fund	3.9
Fidelity Series Intrinsic Opportunities Fund	3.7
Fidelity Series Large Cap Stock Fund	3.2
Fidelity Series Growth Company Fund	3.0
79.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.1%
International Equity Funds	14.9%
Bond Funds	47.0%
Short-Term Funds	15.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.43% 4/4/19 to 6/27/19 (a)
(Cost $4,090,553)	4,100,000	4,090,676
	Shares	Value

Domestic Equity Funds - 23.1%
Fidelity Series All-Sector Equity Fund (b)	4,736,928	$45,616,618
Fidelity Series Blue Chip Growth Fund (b)	6,282,159	92,661,846
Fidelity Series Commodity Strategy Fund (b)	28,453,680	135,724,053
Fidelity Series Growth Company Fund (b)	10,398,845	175,844,462
Fidelity Series Intrinsic Opportunities Fund (b)	13,104,338	215,566,356
Fidelity Series Large Cap Stock Fund (b)	12,774,900	187,152,281
Fidelity Series Large Cap Value Index Fund (b)	4,358,193	54,085,176
Fidelity Series Opportunistic Insights Fund (b)	5,479,715	95,785,417
Fidelity Series Small Cap Discovery Fund (b)	2,410,666	26,806,607
Fidelity Series Small Cap Opportunities Fund (b)	5,734,762	77,189,894
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,134,605	143,188,341
Fidelity Series Value Discovery Fund (b)	8,178,844	102,153,762
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,028,819,044)		1,351,774,813

International Equity Funds - 14.9%
Fidelity Series Canada Fund (b)	2,301,466	23,728,118
Fidelity Series Emerging Markets Fund (b)	3,289,232	32,201,584
Fidelity Series Emerging Markets Opportunities Fund (b)	16,245,259	301,024,642
Fidelity Series International Growth Fund (b)	15,339,910	233,013,226
Fidelity Series International Small Cap Fund (b)	3,522,902	54,710,672
Fidelity Series International Value Fund (b)	24,347,686	226,433,481
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $714,702,340)		871,111,723

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund (b)	4,529,786	43,440,644
Fidelity Series Floating Rate High Income Fund (b)	934,712	8,664,785
Fidelity Series High Income Fund (b)	5,540,454	52,080,265
Fidelity Series Inflation-Protected Bond Index Fund (b)	55,063,045	538,516,576
Fidelity Series International Credit Fund (b)	360,695	3,567,269
Fidelity Series Investment Grade Bond Fund (b)	159,662,920	1,785,031,439
Fidelity Series Long-Term Treasury Bond Index Fund (b)	32,419,880	287,564,333
Fidelity Series Real Estate Income Fund (b)	2,607,592	28,448,829
TOTAL BOND FUNDS
(Cost $2,762,459,926)		2,747,314,140

Short-Term Funds - 15.0%
Fidelity Cash Central Fund, 2.48% (c)	22,517,627	22,522,131
Fidelity Series Government Money Market Fund 2.50% (b)(d)	684,837,287	684,837,287
Fidelity Series Short-Term Credit Fund (b)	16,934,996	168,841,907
TOTAL SHORT-TERM FUNDS
(Cost $876,295,961)		876,201,325
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,386,367,824)		5,850,492,677
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,015,999)
NET ASSETS - 100%		$5,847,476,678

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	35	June 2019	$7,458,281	$32,493	$32,493
CBOT 5-Year U.S. Treasury Note Contracts (United States)	75	June 2019	8,687,109	98,873	98,873
CBOT Long Term U.S. Treasury Bond Contracts (United States)	17	June 2019	2,544,156	89,213	89,213
CBOT Long Term U.S. Treasury Bond Contracts (United States)	53	June 2019	6,583,594	122,451	122,451
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	17	June 2019	2,856,000	142,138	142,138

TOTAL PURCHASED					485,168

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	150	June 2019	21,283,500	(644,208)	(644,208)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	340	June 2019	17,975,800	(335,182)	(335,182)

TOTAL SOLD					(979,390)

TOTAL FUTURES CONTRACTS					$(494,222)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,090,676.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$164,406
Total	$164,406

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$54,376,498	$2	$56,567,080	$--	$23,146,601	$(20,956,021)	$--
Fidelity Series All-Sector Equity Fund	104,338,689	11,734,680	67,272,732	11,473,079	6,650,450	(9,834,469)	45,616,618
Fidelity Series Blue Chip Growth Fund	107,885,174	12,532,064	32,943,462	12,241,663	8,651,326	(3,463,256)	92,661,846
Fidelity Series Canada Fund	27,093,349	2,360,054	6,281,084	532,452	24,113	531,686	23,728,118
Fidelity Series Commodity Strategy Fund	137,197,589	44,711,702	30,230,894	8,348,290	(17,202,569)	1,248,225	135,724,053
Fidelity Series Emerging Markets Debt Fund	48,296,926	2,829,494	5,306,300	2,724,704	(263,115)	(2,116,361)	43,440,644
Fidelity Series Emerging Markets Fund	--	33,760,574	2,251,603	129,113	(49,962)	742,575	32,201,584
Fidelity Series Emerging Markets Opportunities Fund	317,936,755	68,175,294	40,960,334	23,807,740	2,964,315	(47,091,388)	301,024,642
Fidelity Series Floating Rate High Income Fund	15,446,698	839,595	7,322,258	800,496	(443,385)	144,135	8,664,785
Fidelity Series Government Money Market Fund 2.50%	939,655,611	144,809,551	399,627,875	16,436,178	--	--	684,837,287
Fidelity Series Growth Company Fund	223,906,115	18,426,708	68,415,605	17,855,183	29,742,210	(27,814,966)	175,844,462
Fidelity Series High Income Fund	96,454,868	5,466,182	48,773,694	5,258,101	(2,728,323)	1,661,232	52,080,265
Fidelity Series Inflation-Protected Bond Index Fund	178,194,874	415,609,200	57,085,722	9,802,629	(6,410,824)	8,209,048	538,516,576
Fidelity Series International Credit Fund	3,431,541	172,863	27,952	172,861	(375)	(8,808)	3,567,269
Fidelity Series International Growth Fund	280,934,996	39,540,033	74,768,435	15,499,178	15,150,044	(27,843,412)	233,013,226
Fidelity Series International Small Cap Fund	69,606,079	11,915,157	17,243,476	4,976,676	3,596,110	(13,163,198)	54,710,672
Fidelity Series International Value Fund	276,230,918	27,299,333	47,193,118	8,466,281	858,433	(30,762,085)	226,433,481
Fidelity Series Intrinsic Opportunities Fund	270,386,197	19,486,019	54,208,452	18,798,640	2,790,276	(22,887,684)	215,566,356
Fidelity Series Investment Grade Bond Fund	2,054,586,502	82,471,728	374,226,456	61,114,494	(15,786,256)	37,985,921	1,785,031,439
Fidelity Series Large Cap Stock Fund	237,596,786	22,636,753	67,193,708	22,016,221	7,694,264	(13,581,814)	187,152,281
Fidelity Series Large Cap Value Index Fund	67,588,086	2,821,246	17,252,774	2,648,915	1,365,796	(437,178)	54,085,176
Fidelity Series Long-Term Treasury Bond Index Fund	140,751,002	193,316,803	57,224,584	7,021,719	(2,022,156)	12,743,268	287,564,333
Fidelity Series Opportunistic Insights Fund	118,254,820	8,434,748	33,332,125	8,125,634	12,585,973	(10,157,999)	95,785,417
Fidelity Series Real Estate Equity Fund	20,792,626	142,266	21,515,609	117,176	3,933,001	(3,352,284)	--
Fidelity Series Real Estate Income Fund	29,805,115	2,211,486	4,089,214	2,128,617	142,738	378,704	28,448,829
Fidelity Series Short-Term Credit Fund	230,191,316	5,641,491	68,837,570	5,059,945	(947,101)	2,793,771	168,841,907
Fidelity Series Small Cap Discovery Fund	32,169,764	3,724,682	6,359,349	3,640,489	581,020	(3,309,510)	26,806,607
Fidelity Series Small Cap Opportunities Fund	98,250,232	9,791,337	27,336,232	9,532,238	4,183,491	(7,698,934)	77,189,894
Fidelity Series Stock Selector Large Cap Value Fund	184,075,787	13,306,782	49,778,775	12,834,544	9,012,568	(13,428,021)	143,188,341
Fidelity Series Value Discovery Fund	130,831,369	6,845,647	33,105,181	6,511,226	6,949,044	(9,367,117)	102,153,762
	$6,496,266,282	$1,211,013,474	$1,776,731,653	$298,074,482	$94,167,707	$(200,835,940)	$5,823,879,870

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$4,090,676	$--	$4,090,676	$--
Domestic Equity Funds	1,351,774,813	1,351,774,813	--	--
International Equity Funds	871,111,723	871,111,723	--	--
Bond Funds	2,747,314,140	2,747,314,140	--	--
Short-Term Funds	876,201,325	876,201,325	--	--
Total Investments in Securities:	$5,850,492,677	$5,846,402,001	$4,090,676	$--
Derivative Instruments:
Assets
Futures Contracts	$485,168	$485,168	$--	$--
Total Assets	$485,168	$485,168	$--	$--
Liabilities
Futures Contracts	$(979,390)	$(979,390)	$--	$--
Total Liabilities	$(979,390)	$(979,390)	$--	$--
Total Derivative Instruments:	$(494,222)	$(494,222)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(979,390)
Total Equity Risk	0	(979,390)
Interest Rate Risk
Futures Contracts	485,168	0
Total Interest Rate Risk	485,168	0
Total Value of Derivatives	$485,168	$(979,390)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,090,553)	$4,090,676
Fidelity Central Funds (cost $22,521,836)	22,522,131
Other affiliated issuers (cost $5,359,755,435)	5,823,879,870
Total Investment in Securities (cost $5,386,367,824)		$5,850,492,677
Receivable for investments sold		41,207,927
Receivable for fund shares sold		8,684,191
Distributions receivable from Fidelity Central Funds		44,833
Other receivables		74,861
Total assets		5,900,504,489
Liabilities
Payable for investments purchased	$33,897,023
Payable for fund shares redeemed	16,000,054
Accrued management fee	2,424,269
Payable for daily variation margin on futures contracts	631,602
Other payables and accrued expenses	74,863
Total liabilities		53,027,811
Net Assets		$5,847,476,678
Net Assets consist of:
Paid in capital		$5,284,106,865
Total distributable earnings (loss)		563,369,813
Net Assets		$5,847,476,678
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($3,724,077,218 ÷ 242,618,919 shares)		$15.35
Class K:
Net Asset Value, offering price and redemption price per share ($1,909,779,137 ÷ 124,527,522 shares)		$15.34
Class K6:
Net Asset Value, offering price and redemption price per share ($213,620,323 ÷ 13,959,920 shares)		$15.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$147,762,727
Interest		55,614
Income from Fidelity Central Funds		164,406
Total income		147,982,747
Expenses
Management fee	$30,474,744
Independent trustees' fees and expenses	29,245
Total expenses before reductions	30,503,989
Expense reductions	(121)
Total expenses after reductions		30,503,868
Net investment income (loss)		117,478,879
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,254
Fidelity Central Funds	(455)
Other affiliated issuers	94,167,707
Futures contracts	3,524,653
Capital gain distributions from underlying funds:
Affiliated issuers	150,311,755
Total net realized gain (loss)		248,006,914
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	152
Fidelity Central Funds	295
Other affiliated issuers	(200,835,940)
Futures contracts	(494,222)
Total change in net unrealized appreciation (depreciation)		(201,329,715)
Net gain (loss)		46,677,199
Net increase (decrease) in net assets resulting from operations		$164,156,078

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,478,879	$95,597,195
Net realized gain (loss)	248,006,914	280,325,462
Change in net unrealized appreciation (depreciation)	(201,329,715)	13,024,260
Net increase (decrease) in net assets resulting from operations	164,156,078	388,946,917
Distributions to shareholders	(403,378,051)	–
Distributions to shareholders from net investment income	–	(93,275,651)
Distributions to shareholders from net realized gain	–	(192,908,815)
Total distributions	(403,378,051)	(286,184,466)
Share transactions - net increase (decrease)	(407,651,367)	2,254,227,956
Total increase (decrease) in net assets	(646,873,340)	2,356,990,407
Net Assets
Beginning of period	6,494,350,018	4,137,359,611
End of period	$5,847,476,678	$6,494,350,018
Other Information
Undistributed net investment income end of period		$13,674,100

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.98	$15.56	$14.75	$15.75	$15.51
Income from Investment Operations
Net investment income (loss)A	.29	.24	.26	.28	.28
Net realized and unrealized gain (loss)	.12	.95	1.08	(.50)	.62
Total from investment operations	.41	1.19	1.34	(.22)	.90
Distributions from net investment income	(.30)	(.23)	(.26)	(.29)	(.29)
Distributions from net realized gain	(.74)	(.54)	(.26)	(.49)	(.36)
Total distributions	(1.04)	(.77)	(.53)B	(.78)	(.66)C
Net asset value, end of period	$15.35	$15.98	$15.56	$14.75	$15.75
Total ReturnD	2.89%	7.74%	9.27%	(1.42)%	5.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.44%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.52%G	.44%	-%	-%	-%
Expenses net of all reductions	.52%G	.44%	-%	-%	-%
Net investment income (loss)	1.90%	1.47%	1.69%	1.86%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$3,724,077	$4,038,370	$4,137,360	$4,271,151	$4,940,590
Portfolio turnover rateE	20%	19%I	23%	17%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$15.96
Income from Investment Operations
Net investment income (loss)B	.30	.27
Net realized and unrealized gain (loss)	.12	.31
Total from investment operations	.42	.58
Distributions from net investment income	(.31)	(.22)
Distributions from net realized gain	(.74)	(.35)
Total distributions	(1.05)	(.57)
Net asset value, end of period	$15.34	$15.97
Total ReturnC,D	2.95%	3.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.47%G
Expenses net of fee waivers, if any	.46%	.47%G
Expenses net of all reductions	.46%	.47%G
Net investment income (loss)	1.96%	2.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,909,779	$2,396,182
Portfolio turnover rateE	20%	19%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$15.77
Income from Investment Operations
Net investment income (loss)B	.31	.27
Net realized and unrealized gain (loss)	.11	.50
Total from investment operations	.42	.77
Distributions from net investment income	(.35)	(.22)
Distributions from net realized gain	(.74)	(.35)
Total distributions	(1.09)	(.57)
Net asset value, end of period	$15.30	$15.97
Total ReturnC,D	2.96%	4.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%	.40%G
Expenses net of fee waivers, if any	.39%	.40%G
Expenses net of all reductions	.39%	.40%G
Net investment income (loss)	2.03%	2.07%G
Supplemental Data
Net assets, end of period (000 omitted)	$213,620	$59,797
Portfolio turnover rateE	20%	19%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.7
Fidelity Series Government Money Market Fund 2.50%	8.9
Fidelity Series Inflation-Protected Bond Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series Intrinsic Opportunities Fund	4.8
Fidelity Series International Value Fund	4.7
Fidelity Series Large Cap Stock Fund	4.2
Fidelity Series Growth Company Fund	4.0
76.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.6%
International Equity Funds	17.7%
Bond Funds	41.2%
Short-Term Funds	11.5%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.4% 4/4/19 to 6/27/19 (a)
(Cost $6,460,062)	6,470,000	6,460,187
	Shares	Value

Domestic Equity Funds - 29.6%
Fidelity Series All-Sector Equity Fund (b)	9,767,028	$94,056,484
Fidelity Series Blue Chip Growth Fund (b)	12,442,584	183,528,111
Fidelity Series Commodity Strategy Fund (b)	43,516,011	207,571,372
Fidelity Series Growth Company Fund (b)	20,782,877	351,438,450
Fidelity Series Intrinsic Opportunities Fund (b)	26,215,979	431,252,852
Fidelity Series Large Cap Stock Fund (b)	25,545,972	374,248,483
Fidelity Series Large Cap Value Index Fund (b)	8,648,882	107,332,626
Fidelity Series Opportunistic Insights Fund (b)	10,925,544	190,978,515
Fidelity Series Small Cap Discovery Fund (b)	4,696,870	52,229,192
Fidelity Series Small Cap Opportunities Fund (b)	11,353,382	152,816,524
Fidelity Series Stock Selector Large Cap Value Fund (b)	24,242,907	286,066,304
Fidelity Series Value Discovery Fund (b)	16,313,619	203,757,103
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,004,257,936)		2,635,276,016

International Equity Funds - 17.7%
Fidelity Series Canada Fund (b)	4,378,854	45,145,985
Fidelity Series Emerging Markets Fund (b)	5,485,831	53,706,289
Fidelity Series Emerging Markets Opportunities Fund (b)	28,036,116	519,509,226
Fidelity Series International Growth Fund (b)	28,708,822	436,087,002
Fidelity Series International Small Cap Fund (b)	6,593,339	102,394,552
Fidelity Series International Value Fund (b)	45,108,854	419,512,342
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,282,906,990)		1,576,355,396

Bond Funds - 41.2%
Fidelity Series Emerging Markets Debt Fund (b)	6,622,928	63,513,876
Fidelity Series Floating Rate High Income Fund (b)	1,362,240	12,627,967
Fidelity Series High Income Fund (b)	8,534,225	80,221,715
Fidelity Series Inflation-Protected Bond Index Fund (b)	65,290,359	638,539,715
Fidelity Series International Credit Fund (b)	548,455	5,424,223
Fidelity Series Investment Grade Bond Fund (b)	212,877,671	2,379,972,366
Fidelity Series Long-Term Treasury Bond Index Fund (b)	50,358,853	446,683,024
Fidelity Series Real Estate Income Fund (b)	3,863,998	42,156,219
TOTAL BOND FUNDS
(Cost $3,659,590,136)		3,669,139,105

Short-Term Funds - 11.5%
Fidelity Cash Central Fund, 2.48% (c)	34,338,987	34,345,855
Fidelity Series Government Money Market Fund 2.50%(b)(d)	793,686,618	793,686,618
Fidelity Series Short-Term Credit Fund (b)	19,667,776	196,087,723
TOTAL SHORT-TERM FUNDS
(Cost $1,024,362,855)		1,024,120,196
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $7,977,577,979)		8,911,350,900
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,825,000)
NET ASSETS - 100%		$8,906,525,900

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	56	June 2019	$11,933,250	$51,988	$51,988
CBOT 5-Year U.S. Treasury Note Contracts (United States)	125	June 2019	14,478,516	164,788	164,788
CBOT Long Term U.S. Treasury Bond Contracts (United States)	33	June 2019	4,938,656	173,179	173,179
CBOT Long Term U.S. Treasury Bond Contracts (United States)	86	June 2019	10,682,813	198,694	198,694
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	32	June 2019	5,376,000	267,554	267,554

TOTAL PURCHASED					856,203

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	248	June 2019	35,188,720	(1,065,090)	(1,065,090)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	489	June 2019	25,853,430	(482,069)	(482,069)

TOTAL SOLD					(1,547,159)

TOTAL FUTURES CONTRACTS					$(690,956)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,460,187.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$233,964
Total	$233,964

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$105,566,561	$1	$109,407,302	$--	$40,106,846	$(36,266,106)	$--
Fidelity Series All-Sector Equity Fund	202,550,169	26,651,919	127,489,931	23,789,028	17,650,412	(25,306,085)	94,056,484
Fidelity Series Blue Chip Growth Fund	209,424,941	24,637,586	60,008,820	24,305,940	15,090,000	(5,615,596)	183,528,111
Fidelity Series Canada Fund	50,695,921	5,037,458	11,639,341	1,016,692	38,885	1,013,062	45,145,985
Fidelity Series Commodity Strategy Fund	214,500,126	67,178,900	49,413,987	12,912,484	(24,055,650)	(638,017)	207,571,372
Fidelity Series Emerging Markets Debt Fund	72,411,618	4,122,432	9,468,567	4,023,599	(430,955)	(3,120,652)	63,513,876
Fidelity Series Emerging Markets Fund	--	54,220,224	3,541,628	216,797	(91,979)	3,119,672	53,706,289
Fidelity Series Emerging Markets Opportunities Fund	567,323,168	114,933,822	83,154,497	41,315,086	5,376,093	(84,969,360)	519,509,226
Fidelity Series Floating Rate High Income Fund	23,739,962	1,235,120	11,901,936	1,200,357	(712,701)	267,522	12,627,967
Fidelity Series Government Money Market Fund 2.50%	1,087,835,535	187,515,933	481,664,850	19,216,620	--	--	793,686,618
Fidelity Series Growth Company Fund	432,334,504	38,403,968	121,332,858	35,795,250	49,656,407	(47,623,571)	351,438,450
Fidelity Series High Income Fund	148,415,499	8,345,048	74,903,663	8,138,118	(3,886,452)	2,251,283	80,221,715
Fidelity Series Inflation-Protected Bond Index Fund	199,093,014	514,987,970	77,469,212	11,685,370	(4,028,878)	5,956,821	638,539,715
Fidelity Series International Credit Fund	5,270,239	263,493	95,017	263,490	(1,322)	(13,170)	5,424,223
Fidelity Series International Growth Fund	522,861,176	67,450,854	130,278,602	28,857,538	26,455,037	(50,401,463)	436,087,002
Fidelity Series International Small Cap Fund	130,259,302	20,577,404	30,330,105	9,444,193	6,474,363	(24,586,412)	102,394,552
Fidelity Series International Value Fund	517,007,350	44,698,422	86,455,747	15,777,434	3,198,039	(58,935,722)	419,512,342
Fidelity Series Intrinsic Opportunities Fund	526,008,710	37,951,666	92,548,220	37,184,551	4,496,554	(44,655,858)	431,252,852
Fidelity Series Investment Grade Bond Fund	2,839,330,215	115,909,792	603,766,365	82,360,350	(27,423,945)	55,922,669	2,379,972,366
Fidelity Series Large Cap Stock Fund	468,089,078	43,859,386	125,883,619	43,159,641	9,690,989	(21,507,351)	374,248,483
Fidelity Series Large Cap Value Index Fund	131,206,403	5,472,657	31,022,446	5,281,060	3,000,374	(1,324,362)	107,332,626
Fidelity Series Long-Term Treasury Bond Index Fund	222,582,675	296,528,410	88,828,772	11,054,415	(3,159,117)	19,559,828	446,683,024
Fidelity Series Opportunistic Insights Fund	229,538,880	16,538,837	59,209,665	16,197,555	20,552,242	(16,441,779)	190,978,515
Fidelity Series Real Estate Equity Fund	40,229,865	286,682	41,604,622	251,884	6,843,030	(5,754,955)	--
Fidelity Series Real Estate Income Fund	45,268,860	3,283,614	7,184,343	3,181,807	295,137	492,951	42,156,219
Fidelity Series Short-Term Credit Fund	266,092,890	6,257,895	78,409,301	5,851,645	(1,068,328)	3,214,567	196,087,723
Fidelity Series Small Cap Discovery Fund	62,450,884	7,199,949	12,073,827	7,096,891	1,062,706	(6,410,520)	52,229,192
Fidelity Series Small Cap Opportunities Fund	190,744,879	19,226,374	49,636,908	18,931,880	6,951,618	(14,469,439)	152,816,524
Fidelity Series Stock Selector Large Cap Value Fund	357,360,316	26,095,146	88,068,554	25,570,593	15,046,305	(24,366,909)	286,066,304
Fidelity Series Value Discovery Fund	253,985,129	13,350,587	58,463,458	12,979,582	12,007,963	(17,123,118)	203,757,103
	$10,122,177,869	$1,772,221,549	$2,805,256,163	$507,059,850	$179,133,673	$(397,732,070)	$8,870,544,858

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$6,460,187	$--	$6,460,187	$--
Domestic Equity Funds	2,635,276,016	2,635,276,016	--	--
International Equity Funds	1,576,355,396	1,576,355,396	--	--
Bond Funds	3,669,139,105	3,669,139,105	--	--
Short-Term Funds	1,024,120,196	1,024,120,196	--	--
Total Investments in Securities:	$8,911,350,900	$8,904,890,713	$6,460,187	$--
Derivative Instruments:
Assets
Futures Contracts	$856,203	$856,203	$--	$--
Total Assets	$856,203	$856,203	$--	$--
Liabilities
Futures Contracts	$(1,547,159)	$(1,547,159)	$--	$--
Total Liabilities	$(1,547,159)	$(1,547,159)	$--	$--
Total Derivative Instruments:	$(690,956)	$(690,956)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,547,159)
Total Equity Risk	0	(1,547,159)
Interest Rate Risk
Futures Contracts	856,203	0
Total Interest Rate Risk	856,203	0
Total Value of Derivatives	$856,203	$(1,547,159)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,460,062)	$6,460,187
Fidelity Central Funds (cost $34,345,461)	34,345,855
Other affiliated issuers (cost $7,936,772,456)	8,870,544,858
Total Investment in Securities (cost $7,977,577,979)		$8,911,350,900
Receivable for investments sold		54,063,516
Receivable for fund shares sold		19,893,839
Distributions receivable from Fidelity Central Funds		68,273
Total assets		8,985,376,528
Liabilities
Payable for investments purchased	$44,736,392
Payable for fund shares redeemed	29,211,451
Accrued management fee	3,932,721
Payable for daily variation margin on futures contracts	970,064
Total liabilities		78,850,628
Net Assets		$8,906,525,900
Net Assets consist of:
Paid in capital		$7,779,770,842
Total distributable earnings (loss)		1,126,755,058
Net Assets		$8,906,525,900
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($4,946,449,107 ÷ 390,162,816 shares)		$12.68
Class K:
Net Asset Value, offering price and redemption price per share ($3,471,921,286 ÷ 274,238,764 shares)		$12.66
Class K6:
Net Asset Value, offering price and redemption price per share ($488,155,507 ÷ 38,619,541 shares)		$12.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$223,491,095
Interest		92,189
Income from Fidelity Central Funds		233,964
Total income		223,817,248
Expenses
Management fee	$49,876,924
Independent trustees' fees and expenses	45,055
Total expenses before reductions	49,921,979
Expense reductions	(118)
Total expenses after reductions		49,921,861
Net investment income (loss)		173,895,387
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,428
Fidelity Central Funds	(586)
Other affiliated issuers	179,133,673
Futures contracts	4,720,170
Capital gain distributions from underlying funds:
Affiliated issuers	283,568,755
Total net realized gain (loss)		467,426,440
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	169
Fidelity Central Funds	394
Other affiliated issuers	(397,732,070)
Futures contracts	(690,956)
Total change in net unrealized appreciation (depreciation)		(398,422,463)
Net gain (loss)		69,003,977
Net increase (decrease) in net assets resulting from operations		$242,899,364

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$173,895,387	$141,540,775
Net realized gain (loss)	467,426,440	463,661,846
Change in net unrealized appreciation (depreciation)	(398,422,463)	46,350,154
Net increase (decrease) in net assets resulting from operations	242,899,364	651,552,775
Distributions to shareholders	(689,733,866)	–
Distributions to shareholders from net investment income	–	(138,935,375)
Distributions to shareholders from net realized gain	–	(291,414,799)
Total distributions	(689,733,866)	(430,350,174)
Share transactions - net increase (decrease)	(765,552,717)	4,570,397,075
Total increase (decrease) in net assets	(1,212,387,219)	4,791,599,676
Net Assets
Beginning of period	10,118,913,119	5,327,313,443
End of period	$8,906,525,900	$10,118,913,119
Other Information
Undistributed net investment income end of period		$16,059,411

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.33	$12.82	$12.03	$12.92	$12.91
Income from Investment Operations
Net investment income (loss)A	.23	.19	.21	.23	.23
Net realized and unrealized gain (loss)	.08	.97	1.04	(.46)	.57
Total from investment operations	.31	1.16	1.25	(.23)	.80
Distributions from net investment income	(.24)	(.19)	(.21)	(.23)	(.25)
Distributions from net realized gain	(.73)	(.46)	(.24)	(.43)	(.54)
Total distributions	(.96)B	(.65)	(.46)C	(.66)	(.79)
Net asset value, end of period	$12.68	$13.33	$12.82	$12.03	$12.92
Total ReturnD	2.74%	9.15%	10.63%	(1.83)%	6.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%	.48%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.57%	.48%	-%	-%	-%
Expenses net of all reductions	.57%	.48%	-%	-%	-%
Net investment income (loss)	1.82%	1.40%	1.69%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$4,946,449	$5,380,580	$5,327,313	$5,354,142	$6,056,161
Portfolio turnover rateF	19%	23%H	21%	17%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.96 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.725 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$13.21
Income from Investment Operations
Net investment income (loss)B	.24	.22
Net realized and unrealized gain (loss)	.08	.34
Total from investment operations	.32	.56
Distributions from net investment income	(.25)	(.18)
Distributions from net realized gain	(.73)	(.29)
Total distributions	(.97)C	(.46)D
Net asset value, end of period	$12.66	$13.31
Total ReturnE,F	2.80%	4.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.51%I,J
Expenses net of fee waivers, if any	.50%	.51%I,J
Expenses net of all reductions	.50%	.51%I,J
Net investment income (loss)	1.89%	2.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,471,921	$4,624,065
Portfolio turnover rateH	19%	23%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.246 and distributions from net realized gain of $.725 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.288 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$13.03
Income from Investment Operations
Net investment income (loss)B	.25	.21
Net realized and unrealized gain (loss)	.08	.55
Total from investment operations	.33	.76
Distributions from net investment income	(.28)	(.18)
Distributions from net realized gain	(.73)	(.29)
Total distributions	(1.01)	(.47)
Net asset value, end of period	$12.64	$13.32
Total ReturnC,D	2.87%	5.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%	.42%G
Expenses net of fee waivers, if any	.41%	.42%G
Expenses net of all reductions	.41%	.42%G
Net investment income (loss)	1.97%	1.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$488,156	$114,268
Portfolio turnover rateF	19%	23%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.5
Fidelity Series Government Money Market Fund 2.50%	6.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Intrinsic Opportunities Fund	5.8
Fidelity Series International Growth Fund	5.7
Fidelity Series International Value Fund	5.4
Fidelity Series Inflation-Protected Bond Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series Growth Company Fund	4.8
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.1%
International Equity Funds	20.1%
Bond Funds	36.2%
Short-Term Funds	8.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.43% 4/4/19 to 6/27/19 (a)
(Cost $18,601,728)	18,630,000	18,602,097
	Shares	Value

Domestic Equity Funds - 35.1%
Fidelity Series All-Sector Equity Fund (b)	36,239,449	$348,985,894
Fidelity Series Blue Chip Growth Fund (b)	45,995,976	678,440,644
Fidelity Series Commodity Strategy Fund (b)	135,863,059	648,066,793
Fidelity Series Growth Company Fund (b)	78,025,693	1,319,414,474
Fidelity Series Intrinsic Opportunities Fund (b)	98,331,101	1,617,546,617
Fidelity Series Large Cap Stock Fund (b)	95,473,587	1,398,688,050
Fidelity Series Large Cap Value Index Fund (b)	32,531,113	403,711,107
Fidelity Series Opportunistic Insights Fund (b)	40,827,709	713,668,349
Fidelity Series Small Cap Discovery Fund (b)	17,146,118	190,664,833
Fidelity Series Small Cap Opportunities Fund (b)	41,997,675	565,288,705
Fidelity Series Stock Selector Large Cap Value Fund (b)	90,979,463	1,073,557,659
Fidelity Series Value Discovery Fund (b)	61,229,171	764,752,346
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,659,592,314)		9,722,785,471

International Equity Funds - 20.1%
Fidelity Series Canada Fund (b)	15,764,870	162,535,812
Fidelity Series Emerging Markets Fund (b)	19,457,940	190,493,230
Fidelity Series Emerging Markets Opportunities Fund (b)	96,063,381	1,780,054,457
Fidelity Series International Growth Fund (b)	103,670,697	1,574,757,886
Fidelity Series International Small Cap Fund (b)	23,916,801	371,427,916
Fidelity Series International Value Fund (b)	161,250,885	1,499,633,233
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,652,407,500)		5,578,902,534

Bond Funds - 36.2%
Fidelity Series Emerging Markets Debt Fund (b)	19,917,953	191,013,165
Fidelity Series Floating Rate High Income Fund (b)	4,005,283	37,128,969
Fidelity Series High Income Fund (b)	26,773,350	251,669,491
Fidelity Series Inflation-Protected Bond Index Fund (b)	149,557,688	1,462,674,190
Fidelity Series International Credit Fund (b)	1,862,569	18,420,811
Fidelity Series Investment Grade Bond Fund (b)	582,922,267	6,517,070,943
Fidelity Series Long-Term Treasury Bond Index Fund (b)	160,190,238	1,420,887,415
Fidelity Series Real Estate Income Fund (b)	12,182,734	132,913,632
TOTAL BOND FUNDS
(Cost $10,066,536,515)		10,031,778,616

Short-Term Funds - 8.6%
Fidelity Cash Central Fund, 2.48% (c)	92,498,946	92,517,446
Fidelity Series Government Money Market Fund 2.50% (b)(d)	1,841,889,984	1,841,889,984
Fidelity Series Short-Term Credit Fund (b)	46,632,077	464,921,807
TOTAL SHORT-TERM FUNDS
(Cost $2,400,030,441)		2,399,329,237
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $24,797,168,498)		27,751,397,955
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(15,504,635)
NET ASSETS - 100%		$27,735,893,320

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	160	June 2019	$34,095,000	$141,198	$141,198
CBOT 5-Year U.S. Treasury Note Contracts (United States)	371	June 2019	42,972,234	474,911	474,911
CBOT Long Term U.S. Treasury Bond Contracts (United States)	110	June 2019	16,462,188	577,262	577,262
CBOT Long Term U.S. Treasury Bond Contracts (United States)	252	June 2019	31,303,125	582,218	582,218
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	112	June 2019	18,816,000	936,442	936,442

TOTAL PURCHASED					2,712,031

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	808	June 2019	114,647,120	(3,470,131)	(3,470,131)
ICE E-mini MSCI EAFE Index Contracts (United States)	195	June 2019	18,197,400	(384,604)	(384,604)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,592	June 2019	84,169,040	(1,569,439)	(1,569,439)

TOTAL SOLD					(5,424,174)

TOTAL FUTURES CONTRACTS					$(2,712,143)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,602,097.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$694,408
Total	$694,408

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$360,400,417	$18	$373,452,465	$--	$134,660,262	$(121,608,232)	$--
Fidelity Series All-Sector Equity Fund	691,515,664	99,995,093	411,564,891	86,832,370	47,838,025	(78,797,997)	348,985,894
Fidelity Series Blue Chip Growth Fund	714,854,503	95,691,561	163,225,429	87,649,245	40,156,156	(9,036,147)	678,440,644
Fidelity Series Canada Fund	169,349,670	9,375,489	18,764,952	3,599,456	(165,078)	2,740,683	162,535,812
Fidelity Series Commodity Strategy Fund	638,248,050	207,658,146	123,038,477	39,047,541	(63,187,741)	(11,613,185)	648,066,793
Fidelity Series Emerging Markets Debt Fund	209,218,641	13,010,598	20,958,323	11,863,475	(869,704)	(9,388,047)	191,013,165
Fidelity Series Emerging Markets Fund	--	186,524,728	8,649,355	756,125	(260,388)	12,878,245	190,493,230
Fidelity Series Emerging Markets Opportunities Fund	1,848,959,268	398,993,545	200,202,458	139,442,282	(2,284,536)	(265,411,362)	1,780,054,457
Fidelity Series Floating Rate High Income Fund	69,635,549	3,927,043	35,270,528	3,516,729	(1,926,745)	763,650	37,128,969
Fidelity Series Government Money Market Fund 2.50%	2,454,122,385	434,813,321	1,047,045,722	44,629,411	--	--	1,841,889,984
Fidelity Series Growth Company Fund	1,469,022,731	188,587,101	336,939,568	135,169,335	102,721,449	(103,977,239)	1,319,414,474
Fidelity Series High Income Fund	434,030,687	27,140,499	204,508,057	24,835,932	(10,228,602)	5,234,964	251,669,491
Fidelity Series Inflation-Protected Bond Index Fund	347,776,727	1,224,105,510	113,385,412	26,456,248	(6,341,512)	10,518,877	1,462,674,190
Fidelity Series International Credit Fund	17,926,241	895,169	351,103	895,168	(4,832)	(44,664)	18,420,811
Fidelity Series International Growth Fund	1,737,696,795	231,943,082	312,435,691	101,383,363	46,359,315	(128,805,615)	1,574,757,886
Fidelity Series International Small Cap Fund	434,859,065	73,641,041	74,034,470	33,432,982	9,719,602	(72,757,322)	371,427,916
Fidelity Series International Value Fund	1,726,630,081	145,807,899	178,703,896	55,500,144	1,605,800	(195,706,651)	1,499,633,233
Fidelity Series Intrinsic Opportunities Fund	1,772,722,653	144,836,703	151,715,957	133,845,774	10,176,835	(158,473,617)	1,617,546,617
Fidelity Series Investment Grade Bond Fund	7,589,645,384	351,434,962	1,502,416,778	222,545,740	(80,238,395)	158,645,770	6,517,070,943
Fidelity Series Large Cap Stock Fund	1,614,989,603	164,005,621	334,627,488	154,107,735	8,925,317	(54,605,003)	1,398,688,050
Fidelity Series Large Cap Value Index Fund	448,080,326	21,951,516	71,535,332	19,187,870	5,963,805	(749,208)	403,711,107
Fidelity Series Long-Term Treasury Bond Index Fund	665,667,185	913,649,561	210,993,349	34,602,326	(7,217,028)	59,781,046	1,420,887,415
Fidelity Series Opportunistic Insights Fund	783,485,090	63,895,495	145,050,883	58,991,448	37,738,680	(26,400,033)	713,668,349
Fidelity Series Real Estate Equity Fund	138,627,411	1,050,429	143,649,574	919,961	17,526,868	(13,555,134)	--
Fidelity Series Real Estate Income Fund	135,680,911	10,686,106	15,900,437	9,785,951	(86,986)	2,534,038	132,913,632
Fidelity Series Short-Term Credit Fund	587,623,481	17,174,868	144,926,021	13,447,127	(1,993,493)	7,042,972	464,921,807
Fidelity Series Small Cap Discovery Fund	213,189,712	26,365,356	29,916,605	24,986,561	1,642,311	(20,615,941)	190,664,833
Fidelity Series Small Cap Opportunities Fund	651,074,180	72,314,368	128,650,686	68,276,002	11,896,781	(41,345,938)	565,288,705
Fidelity Series Stock Selector Large Cap Value Fund	1,220,429,926	100,816,028	210,853,518	93,259,213	7,740,224	(44,575,001)	1,073,557,659
Fidelity Series Value Discovery Fund	867,290,850	54,401,037	136,673,032	47,236,805	22,148,511	(42,415,020)	764,752,346
	$30,012,753,186	$5,284,691,893	$6,849,440,457	$1,676,202,319	$332,014,901	$(1,139,741,111)	$27,640,278,412

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$18,602,097	$--	$18,602,097	$--
Domestic Equity Funds	9,722,785,471	9,722,785,471	--	--
International Equity Funds	5,578,902,534	5,578,902,534	--	--
Bond Funds	10,031,778,616	10,031,778,616	--	--
Short-Term Funds	2,399,329,237	2,399,329,237	--	--
Total Investments in Securities:	$27,751,397,955	$27,732,795,858	$18,602,097	$--
Derivative Instruments:
Assets
Futures Contracts	$2,712,031	$2,712,031	$--	$--
Total Assets	$2,712,031	$2,712,031	$--	$--
Liabilities
Futures Contracts	$(5,424,174)	$(5,424,174)	$--	$--
Total Liabilities	$(5,424,174)	$(5,424,174)	$--	$--
Total Derivative Instruments:	$(2,712,143)	$(2,712,143)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,424,174)
Total Equity Risk	0	(5,424,174)
Interest Rate Risk
Futures Contracts	2,712,031	0
Total Interest Rate Risk	2,712,031	0
Total Value of Derivatives	$2,712,031	$(5,424,174)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $18,601,728)	$18,602,097
Fidelity Central Funds (cost $92,515,806)	92,517,446
Other affiliated issuers (cost $24,686,050,964)	27,640,278,412
Total Investment in Securities (cost $24,797,168,498)		$27,751,397,955
Receivable for investments sold		105,169,981
Receivable for fund shares sold		68,779,169
Distributions receivable from Fidelity Central Funds		184,554
Other receivables		180,432
Total assets		27,925,712,091
Liabilities
Payable for investments purchased	$74,153,934
Payable for fund shares redeemed	99,777,270
Accrued management fee	12,891,414
Payable for daily variation margin on futures contracts	2,815,729
Other payables and accrued expenses	180,424
Total liabilities		189,818,771
Net Assets		$27,735,893,320
Net Assets consist of:
Paid in capital		$24,093,244,677
Total distributable earnings (loss)		3,642,648,643
Net Assets		$27,735,893,320
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,395,049,374 ÷ 783,236,449 shares)		$15.83
Class K:
Net Asset Value, offering price and redemption price per share ($13,509,100,615 ÷ 854,550,627 shares)		$15.81
Class K6:
Net Asset Value, offering price and redemption price per share ($1,831,743,331 ÷ 116,047,631 shares)		$15.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$675,017,867
Interest		284,887
Income from Fidelity Central Funds		694,408
Total income		675,997,162
Expenses
Management fee	$160,029,124
Independent trustees' fees and expenses	136,042
Total expenses before reductions	160,165,166
Expense reductions	(193)
Total expenses after reductions		160,164,973
Net investment income (loss)		515,832,189
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,673
Fidelity Central Funds	(1,821)
Other affiliated issuers	332,014,901
Futures contracts	20,680,909
Capital gain distributions from underlying funds:
Affiliated issuers	1,001,184,452
Total net realized gain (loss)		1,353,901,114
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	498
Fidelity Central Funds	1,640
Other affiliated issuers	(1,139,741,111)
Futures contracts	(2,712,143)
Total change in net unrealized appreciation (depreciation)		(1,142,451,116)
Net gain (loss)		211,449,998
Net increase (decrease) in net assets resulting from operations		$727,282,187

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$515,832,189	$395,829,727
Net realized gain (loss)	1,353,901,114	1,249,079,495
Change in net unrealized appreciation (depreciation)	(1,142,451,116)	265,229,829
Net increase (decrease) in net assets resulting from operations	727,282,187	1,910,139,051
Distributions to shareholders	(1,867,405,063)	–
Distributions to shareholders from net investment income	–	(388,661,235)
Distributions to shareholders from net realized gain	–	(719,753,000)
Total distributions	(1,867,405,063)	(1,108,414,235)
Share transactions - net increase (decrease)	(1,126,115,350)	16,921,166,403
Total increase (decrease) in net assets	(2,266,238,226)	17,722,891,219
Net Assets
Beginning of period	30,002,131,546	12,279,240,327
End of period	$27,735,893,320	$30,002,131,546
Other Information
Undistributed net investment income end of period		$35,178,913

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.51	$15.70	$14.63	$15.76	$15.81
Income from Investment Operations
Net investment income (loss)A	.28	.22	.25	.28	.28
Net realized and unrealized gain (loss)	.10	1.34	1.40	(.60)	.73
Total from investment operations	.38	1.56	1.65	(.32)	1.01
Distributions from net investment income	(.28)	(.22)	(.26)	(.28)	(.29)
Distributions from net realized gain	(.78)	(.52)	(.32)	(.53)	(.77)
Total distributions	(1.06)	(.75)B	(.58)	(.81)	(1.06)
Net asset value, end of period	$15.83	$16.51	$15.70	$14.63	$15.76
Total ReturnC	2.66%	10.01%	11.57%	(2.10)%	6.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.61%	.52%	- %F	- %F	- %F
Expenses net of fee waivers, if any	.61%	.52%	-%	-%	-%
Expenses net of all reductions	.61%	.52%	-%	-%	-%
Net investment income (loss)	1.76%	1.34%	1.69%	1.83%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$12,395,049	$12,916,078	$12,279,240	$11,732,980	$12,868,898
Portfolio turnover rateD	19%	21%G	19%	17%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.524 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.49	$16.24
Income from Investment Operations
Net investment income (loss)B	.29	.27
Net realized and unrealized gain (loss)	.10	.50
Total from investment operations	.39	.77
Distributions from net investment income	(.29)	(.21)
Distributions from net realized gain	(.78)	(.31)
Total distributions	(1.07)	(.52)
Net asset value, end of period	$15.81	$16.49
Total ReturnC,D	2.73%	4.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%	.54%G
Expenses net of fee waivers, if any	.53%	.54%G
Expenses net of all reductions	.53%	.54%G
Net investment income (loss)	1.84%	2.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,509,101	$16,611,072
Portfolio turnover rateE	19%	21%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.50	$16.00
Income from Investment Operations
Net investment income (loss)B	.30	.24
Net realized and unrealized gain (loss)	.10	.79
Total from investment operations	.40	1.03
Distributions from net investment income	(.34)	(.22)
Distributions from net realized gain	(.78)	(.31)
Total distributions	(1.12)	(.53)
Net asset value, end of period	$15.78	$16.50
Total ReturnC,D	2.80%	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%	.44%G
Expenses net of fee waivers, if any	.43%	.44%G
Expenses net of all reductions	.43%	.44%G
Net investment income (loss)	1.94%	1.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,831,743	$474,981
Portfolio turnover rateE	19%	21%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	19.9
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Intrinsic Opportunities Fund	6.6
Fidelity Series International Growth Fund	6.3
Fidelity Series International Value Fund	6.0
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.6
Fidelity Series Growth Company Fund	5.5
Fidelity Series Government Money Market Fund 2.50%	4.6
Fidelity Series Stock Selector Large Cap Value Fund	4.4
71.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.8%
International Equity Funds	22.1%
Bond Funds	32.0%
Short-Term Funds	6.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.43% 4/4/19 to 6/27/19 (a)
(Cost $17,542,813)	17,570,000	17,543,171
	Shares	Value

Domestic Equity Funds - 39.8%
Fidelity Series All-Sector Equity Fund (b)	40,677,183	$391,721,273
Fidelity Series Blue Chip Growth Fund (b)	51,728,611	762,997,010
Fidelity Series Commodity Strategy Fund (b)	132,650,763	632,744,139
Fidelity Series Growth Company Fund (b)	87,897,684	1,486,349,840
Fidelity Series Intrinsic Opportunities Fund (b)	108,452,937	1,784,050,814
Fidelity Series Large Cap Stock Fund (b)	107,468,546	1,574,414,204
Fidelity Series Large Cap Value Index Fund (b)	36,745,007	456,005,541
Fidelity Series Opportunistic Insights Fund (b)	45,947,519	803,162,629
Fidelity Series Small Cap Discovery Fund (b)	19,269,221	214,273,735
Fidelity Series Small Cap Opportunities Fund (b)	47,306,950	636,751,550
Fidelity Series Stock Selector Large Cap Value Fund (b)	102,549,736	1,210,086,884
Fidelity Series Value Discovery Fund (b)	68,818,310	859,540,695
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,836,375,555)		10,812,098,314

International Equity Funds - 22.1%
Fidelity Series Canada Fund (b)	17,301,826	178,381,825
Fidelity Series Emerging Markets Fund (b)	20,487,661	200,574,206
Fidelity Series Emerging Markets Opportunities Fund (b)	101,095,314	1,873,296,174
Fidelity Series International Growth Fund (b)	112,902,226	1,714,984,815
Fidelity Series International Small Cap Fund (b)	25,981,228	403,488,467
Fidelity Series International Value Fund (b)	175,564,697	1,632,751,682
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,172,528,499)		6,003,477,169

Bond Funds - 32.0%
Fidelity Series Emerging Markets Debt Fund (b)	18,781,305	180,112,714
Fidelity Series Floating Rate High Income Fund (b)	3,717,104	34,457,552
Fidelity Series High Income Fund (b)	26,080,294	245,154,766
Fidelity Series Inflation-Protected Bond Index Fund (b)	115,868,772	1,133,196,586
Fidelity Series International Credit Fund (b)	1,600,854	15,832,442
Fidelity Series Investment Grade Bond Fund (b)	483,711,910	5,407,899,151
Fidelity Series Long-Term Treasury Bond Index Fund (b)	172,276,216	1,528,090,035
Fidelity Series Real Estate Income Fund (b)	11,792,227	128,653,194
TOTAL BOND FUNDS
(Cost $8,685,679,476)		8,673,396,440

Short-Term Funds - 6.1%
Fidelity Cash Central Fund, 2.48% (c)	85,455,464	85,472,556
Fidelity Series Government Money Market Fund 2.50%(b)(d)	1,250,842,921	1,250,842,921
Fidelity Series Short-Term Credit Fund (b)	31,501,543	314,070,382
TOTAL SHORT-TERM FUNDS
(Cost $1,650,885,037)		1,650,385,859
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $24,363,011,380)		27,156,900,953
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(15,742,384)
NET ASSETS - 100%		$27,141,158,569

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	146	June 2019	$31,111,688	$131,804	$131,804
CBOT 5-Year U.S. Treasury Note Contracts (United States)	356	June 2019	41,234,813	461,324	461,324
CBOT Long Term U.S. Treasury Bond Contracts (United States)	113	June 2019	16,911,156	593,006	593,006
CBOT Long Term U.S. Treasury Bond Contracts (United States)	247	June 2019	30,682,031	570,666	570,666
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	121	June 2019	20,328,000	1,011,691	1,011,691

TOTAL PURCHASED					2,768,491

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	815	June 2019	115,640,350	(3,500,194)	(3,500,194)
ICE E-mini MSCI EAFE Index Contracts (United States)	251	June 2019	23,423,320	(495,055)	(495,055)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,467	June 2019	77,560,290	(1,446,213)	(1,446,213)

TOTAL SOLD					(5,441,462)

TOTAL FUTURES CONTRACTS					$(2,672,971)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,543,171.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$674,913
Total	$674,913

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$366,746,530	$384	$382,199,252	$--	$139,134,622	$(123,682,284)	$--
Fidelity Series All-Sector Equity Fund	705,221,492	122,779,714	398,890,501	95,341,574	35,355,124	(72,744,556)	391,721,273
Fidelity Series Blue Chip Growth Fund	728,890,637	125,997,516	122,296,698	94,798,195	20,345,549	10,060,006	762,997,010
Fidelity Series Canada Fund	169,257,716	20,430,960	14,054,285	3,860,048	(169,944)	2,917,378	178,381,825
Fidelity Series Commodity Strategy Fund	582,964,326	215,329,466	94,508,427	37,192,268	(39,030,764)	(32,010,462)	632,744,139
Fidelity Series Emerging Markets Debt Fund	184,835,032	17,578,896	13,297,136	10,826,830	(591,671)	(8,412,407)	180,112,714
Fidelity Series Emerging Markets Fund	--	193,619,994	6,002,485	779,593	(218,816)	13,175,513	200,574,206
Fidelity Series Emerging Markets Opportunities Fund	1,817,196,161	455,025,209	129,711,571	143,761,838	(6,715,559)	(262,498,066)	1,873,296,174
Fidelity Series Floating Rate High Income Fund	62,801,027	5,585,130	32,799,807	3,248,936	(1,811,250)	682,452	34,457,552
Fidelity Series Government Money Market Fund 2.50%	1,735,916,271	283,384,543	768,457,893	29,899,656	--	--	1,250,842,921
Fidelity Series Growth Company Fund	1,493,068,097	249,824,634	247,798,878	147,962,802	36,755,121	(45,499,134)	1,486,349,840
Fidelity Series High Income Fund	387,878,745	37,381,612	175,453,212	23,296,476	(7,885,457)	3,233,078	245,154,766
Fidelity Series Inflation-Protected Bond Index Fund	222,364,297	955,848,173	48,411,846	20,036,104	(884,655)	4,280,617	1,133,196,586
Fidelity Series International Credit Fund	15,496,785	771,197	392,105	770,487	(5,113)	(38,322)	15,832,442
Fidelity Series International Growth Fund	1,728,455,734	297,536,277	225,635,327	107,728,474	14,673,268	(100,045,137)	1,714,984,815
Fidelity Series International Small Cap Fund	431,342,797	78,492,822	39,791,734	35,810,431	603,807	(67,159,225)	403,488,467
Fidelity Series International Value Fund	1,725,207,204	233,459,967	122,846,009	59,122,156	(4,592,613)	(198,476,867)	1,632,751,682
Fidelity Series Intrinsic Opportunities Fund	1,796,627,752	218,226,823	66,845,937	144,219,050	888,023	(164,845,847)	1,784,050,814
Fidelity Series Investment Grade Bond Fund	5,978,177,564	487,080,822	1,125,400,984	179,120,748	(50,112,036)	118,153,785	5,407,899,151
Fidelity Series Large Cap Stock Fund	1,631,361,660	231,147,247	235,469,519	164,865,727	2,967,122	(55,592,306)	1,574,414,204
Fidelity Series Large Cap Value Index Fund	457,041,989	39,685,324	45,600,410	21,112,709	975,449	3,903,189	456,005,541
Fidelity Series Long-Term Treasury Bond Index Fund	610,405,640	1,034,436,610	176,134,806	36,829,879	(5,549,247)	64,931,838	1,528,090,035
Fidelity Series Opportunistic Insights Fund	798,825,062	98,131,007	102,367,573	64,978,014	5,100,762	3,473,371	803,162,629
Fidelity Series Real Estate Equity Fund	142,057,130	1,088,209	147,363,842	964,911	10,969,915	(6,751,412)	--
Fidelity Series Real Estate Income Fund	121,846,965	14,432,501	9,949,956	9,137,953	(237,983)	2,561,667	128,653,194
Fidelity Series Short-Term Credit Fund	397,592,784	24,417,777	111,346,492	9,092,728	(1,377,139)	4,783,452	314,070,382
Fidelity Series Small Cap Discovery Fund	217,412,216	35,744,956	18,481,343	26,699,619	(931,097)	(19,470,997)	214,273,735
Fidelity Series Small Cap Opportunities Fund	663,854,507	101,083,585	94,380,400	73,908,873	5,170,382	(38,976,524)	636,751,550
Fidelity Series Stock Selector Large Cap Value Fund	1,244,944,162	153,239,446	143,898,186	102,797,841	(1,883,983)	(42,314,555)	1,210,086,884
Fidelity Series Value Discovery Fund	884,624,024	87,907,602	88,935,065	51,954,222	(346,484)	(23,709,382)	859,540,695
	$27,302,414,306	$5,819,668,403	$5,188,721,679	$1,700,118,142	$150,595,333	$(1,030,071,137)	$27,053,885,226

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$17,543,171	$--	$17,543,171	$--
Domestic Equity Funds	10,812,098,314	10,812,098,314	--	--
International Equity Funds	6,003,477,169	6,003,477,169	--	--
Bond Funds	8,673,396,440	8,673,396,440	--	--
Short-Term Funds	1,650,385,859	1,650,385,859	--	--
Total Investments in Securities:	$27,156,900,953	$27,139,357,782	$17,543,171	$--
Derivative Instruments:
Assets
Futures Contracts	$2,768,491	$2,768,491	$--	$--
Total Assets	$2,768,491	$2,768,491	$--	$--
Liabilities
Futures Contracts	$(5,441,462)	$(5,441,462)	$--	$--
Total Liabilities	$(5,441,462)	$(5,441,462)	$--	$--
Total Derivative Instruments:	$(2,672,971)	$(2,672,971)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,441,462)
Total Equity Risk	0	(5,441,462)
Interest Rate Risk
Futures Contracts	2,768,491	0
Total Interest Rate Risk	2,768,491	0
Total Value of Derivatives	$2,768,491	$(5,441,462)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $17,542,813)	$17,543,171
Fidelity Central Funds (cost $85,471,226)	85,472,556
Other affiliated issuers (cost $24,259,997,341)	27,053,885,226
Total Investment in Securities (cost $24,363,011,380)		$27,156,900,953
Receivable for investments sold		101,399,412
Receivable for fund shares sold		71,550,219
Distributions receivable from Fidelity Central Funds		169,647
Total assets		27,330,020,231
Liabilities
Payable for investments purchased	$50,497,074
Payable for fund shares redeemed	122,462,681
Accrued management fee	13,277,604
Payable for daily variation margin on futures contracts	2,624,303
Total liabilities		188,861,662
Net Assets		$27,141,158,569
Net Assets consist of:
Paid in capital		$23,634,883,246
Total distributable earnings (loss)		3,506,275,323
Net Assets		$27,141,158,569
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($10,953,001,874 ÷ 791,380,619 shares)		$13.84
Class K:
Net Asset Value, offering price and redemption price per share ($13,768,297,705 ÷ 996,332,820 shares)		$13.82
Class K6:
Net Asset Value, offering price and redemption price per share ($2,419,858,990 ÷ 175,239,764 shares)		$13.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$631,705,564
Interest		262,805
Income from Fidelity Central Funds		674,913
Total income		632,643,282
Expenses
Management fee	$159,735,207
Independent trustees' fees and expenses	127,129
Total expenses before reductions	159,862,336
Expense reductions	(59)
Total expenses after reductions		159,862,277
Net investment income (loss)		472,781,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,714
Fidelity Central Funds	(1,176)
Other affiliated issuers	150,595,333
Futures contracts	20,400,366
Capital gain distributions from underlying funds:
Affiliated issuers	1,068,412,578
Total net realized gain (loss)		1,239,430,815
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	475
Fidelity Central Funds	1,330
Other affiliated issuers	(1,030,071,137)
Futures contracts	(2,672,971)
Total change in net unrealized appreciation (depreciation)		(1,032,742,303)
Net gain (loss)		206,688,512
Net increase (decrease) in net assets resulting from operations		$679,469,517

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$472,781,005	$338,806,701
Net realized gain (loss)	1,239,430,815	1,044,395,111
Change in net unrealized appreciation (depreciation)	(1,032,742,303)	390,546,666
Net increase (decrease) in net assets resulting from operations	679,469,517	1,773,748,478
Distributions to shareholders	(1,583,201,037)	–
Distributions to shareholders from net investment income	–	(337,178,441)
Distributions to shareholders from net realized gain	–	(559,307,494)
Total distributions	(1,583,201,037)	(896,485,935)
Share transactions - net increase (decrease)	752,961,440	16,650,118,805
Total increase (decrease) in net assets	(150,770,080)	17,527,381,348
Net Assets
Beginning of period	27,291,928,649	9,764,547,301
End of period	$27,141,158,569	$27,291,928,649
Other Information
Undistributed net investment income end of period		$21,218,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$13.50	$12.49	$13.51	$13.49
Income from Investment Operations
Net investment income (loss)A	.24	.18	.21	.22	.24
Net realized and unrealized gain (loss)	.08	1.26	1.30	(.54)	.69
Total from investment operations	.32	1.44	1.51	(.32)	.93
Distributions from net investment income	(.23)	(.18)	(.21)	(.23)	(.25)
Distributions from net realized gain	(.59)	(.41)	(.29)	(.47)	(.66)
Total distributions	(.83)B	(.59)	(.50)	(.70)	(.91)
Net asset value, end of period	$13.84	$14.35	$13.50	$12.49	$13.51
Total ReturnC	2.53%	10.81%	12.46%	(2.50)%	7.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.65%	.56%F	- %G	- %G	- %G
Expenses net of fee waivers, if any	.65%	.56%F	-%	-%	-%
Expenses net of all reductions	.65%	.56%F	-%	-%	-%
Net investment income (loss)	1.70%	1.28%	1.66%	1.75%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$10,953,002	$10,923,217	$9,764,547	$8,717,568	$9,054,681
Portfolio turnover rateD	19%	18%H	19%	17%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.83 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.591 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$14.02
Income from Investment Operations
Net investment income (loss)B	.25	.23
Net realized and unrealized gain (loss)	.08	.50
Total from investment operations	.33	.73
Distributions from net investment income	(.24)	(.18)
Distributions from net realized gain	(.59)	(.24)
Total distributions	(.84)C	(.42)
Net asset value, end of period	$13.82	$14.33
Total ReturnD,E	2.61%	5.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%	.58%H,I
Expenses net of fee waivers, if any	.57%	.58%H,I
Expenses net of all reductions	.57%	.58%H,I
Net investment income (loss)	1.79%	2.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,768,298	$15,743,238
Portfolio turnover rateF	19%	18%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.84 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.591 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$13.80
Income from Investment Operations
Net investment income (loss)B	.26	.21
Net realized and unrealized gain (loss)	.08	.76
Total from investment operations	.34	.97
Distributions from net investment income	(.29)	(.19)
Distributions from net realized gain	(.59)	(.24)
Total distributions	(.88)	(.42)C
Net asset value, end of period	$13.81	$14.35
Total ReturnD,E	2.73%	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%	.46%H,I
Expenses net of fee waivers, if any	.45%	.46%H,I
Expenses net of all reductions	.45%	.46%H,I
Net investment income (loss)	1.90%	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,419,859	$625,475
Portfolio turnover rateF	19%	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.235 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	15.4
Fidelity Series Intrinsic Opportunities Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series International Growth Fund	7.3
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Growth Company Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.8
Fidelity Series Stock Selector Large Cap Value Fund	5.3
Fidelity Series Value Discovery Fund	3.8
74.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	47.6%
International Equity Funds	25.5%
Bond Funds	24.7%
Short-Term Funds	2.2%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.4% 4/4/19 to 6/27/19 (a)
(Cost $25,064,386)	25,150,000	25,065,500
	Shares	Value

Domestic Equity Funds - 47.6%
Fidelity Series All-Sector Equity Fund (b)	59,075,318	$568,895,313
Fidelity Series Blue Chip Growth Fund (b)	75,979,177	1,120,692,859
Fidelity Series Commodity Strategy Fund (b)	154,983,759	739,272,528
Fidelity Series Growth Company Fund (b)	124,825,116	2,110,792,706
Fidelity Series Intrinsic Opportunities Fund (b)	154,065,431	2,534,376,344
Fidelity Series Large Cap Stock Fund (b)	153,410,559	2,247,464,693
Fidelity Series Large Cap Value Index Fund (b)	51,324,909	636,942,117
Fidelity Series Opportunistic Insights Fund (b)	65,317,228	1,141,745,148
Fidelity Series Small Cap Discovery Fund (b)	27,701,381	308,039,361
Fidelity Series Small Cap Opportunities Fund (b)	69,788,923	939,358,907
Fidelity Series Stock Selector Large Cap Value Fund (b)	145,366,088	1,715,319,843
Fidelity Series Value Discovery Fund (b)	97,575,673	1,218,720,153
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,471,828,644)		15,281,619,972

International Equity Funds - 25.5%
Fidelity Series Canada Fund (b)	23,912,851	246,541,489
Fidelity Series Emerging Markets Fund (b)	27,489,736	269,124,514
Fidelity Series Emerging Markets Opportunities Fund (b)	135,584,307	2,512,377,212
Fidelity Series International Growth Fund (b)	153,848,198	2,336,954,122
Fidelity Series International Small Cap Fund (b)	35,269,316	547,732,479
Fidelity Series International Value Fund (b)	243,891,973	2,268,195,348
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,124,365,824)		8,180,925,164

Bond Funds - 24.7%
Fidelity Series Emerging Markets Debt Fund (b)	21,633,796	207,468,099
Fidelity Series Floating Rate High Income Fund (b)	4,325,420	40,096,639
Fidelity Series High Income Fund (b)	29,935,036	281,389,335
Fidelity Series Inflation-Protected Bond Index Fund (b)	45,130,114	441,372,517
Fidelity Series International Credit Fund (b)	1,567,441	15,501,991
Fidelity Series Investment Grade Bond Fund (b)	440,935,335	4,929,657,050
Fidelity Series Long-Term Treasury Bond Index Fund (b)	208,137,049	1,846,175,629
Fidelity Series Real Estate Income Fund (b)	13,641,823	148,832,289
TOTAL BOND FUNDS
(Cost $7,879,324,762)		7,910,493,549

Short-Term Funds - 2.2%
Fidelity Cash Central Fund, 2.48% (c)	164,393,065	164,425,943
Fidelity Series Government Money Market Fund 2.50% (b)(d)	422,775,907	422,775,907
Fidelity Series Short-Term Credit Fund (b)	10,606,326	105,745,071
TOTAL SHORT-TERM FUNDS
(Cost $692,427,704)		692,946,921
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $28,193,011,320)		32,091,051,106
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(20,283,380)
NET ASSETS - 100%		$32,070,767,726

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	177	June 2019	$37,717,594	$162,852	$162,852
CBOT 5-Year U.S. Treasury Note Contracts (United States)	593	June 2019	68,686,078	734,574	734,574
CBOT Long Term U.S. Treasury Bond Contracts (United States)	99	June 2019	14,815,969	519,536	519,536
CBOT Long Term U.S. Treasury Bond Contracts (United States)	485	June 2019	60,246,094	1,044,547	1,044,547
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	52	June 2019	8,736,000	434,776	434,776

TOTAL PURCHASED					2,896,285

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,053	June 2019	149,410,170	(4,522,336)	(4,522,336)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,099	June 2019	110,974,130	(2,069,256)	(2,069,256)

TOTAL SOLD					(6,591,592)

TOTAL FUTURES CONTRACTS					$(3,695,307)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,065,500.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$946,690
Total	$946,690

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$523,652,000	$24	$549,343,064	$--	$200,853,736	$(175,162,696)	$--
Fidelity Series All-Sector Equity Fund	1,006,674,195	173,674,731	556,464,017	137,682,503	50,059,104	(105,048,700)	568,895,313
Fidelity Series Blue Chip Growth Fund	1,040,466,499	185,969,455	147,010,631	138,602,727	19,829,854	21,437,682	1,120,692,859
Fidelity Series Canada Fund	235,908,154	32,825,215	26,475,030	5,347,465	77,431	4,205,719	246,541,489
Fidelity Series Commodity Strategy Fund	678,337,536	256,559,010	111,612,507	43,840,891	(42,797,560)	(41,213,951)	739,272,528
Fidelity Series Emerging Markets Debt Fund	210,639,143	21,043,631	13,960,185	12,401,535	(560,886)	(9,693,604)	207,468,099
Fidelity Series Emerging Markets Fund	--	256,030,287	7,150,245	1,040,797	(124,712)	20,369,184	269,124,514
Fidelity Series Emerging Markets Opportunities Fund	2,446,367,661	578,556,917	147,902,866	191,844,696	(7,722,125)	(356,922,375)	2,512,377,212
Fidelity Series Floating Rate High Income Fund	71,095,281	6,702,631	36,309,973	3,737,488	(2,079,712)	688,412	40,096,639
Fidelity Series Government Money Market Fund 2.50%	457,362,031	339,998,625	374,584,749	10,850,233	--	--	422,775,907
Fidelity Series Growth Company Fund	2,122,560,480	304,763,312	300,501,287	208,468,945	40,558,614	(56,588,413)	2,110,792,706
Fidelity Series High Income Fund	444,355,054	45,461,262	203,011,465	27,162,455	(9,471,826)	4,056,310	281,389,335
Fidelity Series Inflation-Protected Bond Index Fund	247,162,137	307,662,539	116,771,355	4,914,863	(2,320,585)	5,639,781	441,372,517
Fidelity Series International Credit Fund	15,086,864	753,400	296,613	753,340	(4,075)	(37,585)	15,501,991
Fidelity Series International Growth Fund	2,382,946,699	377,270,552	303,282,478	149,130,566	12,245,810	(132,226,461)	2,336,954,122
Fidelity Series International Small Cap Fund	594,583,372	96,199,579	49,295,260	50,185,425	293,722	(94,048,934)	547,732,479
Fidelity Series International Value Fund	2,404,694,160	307,015,432	160,125,012	81,694,748	(6,540,146)	(276,849,086)	2,268,195,348
Fidelity Series Intrinsic Opportunities Fund	2,568,837,729	323,315,228	122,410,751	206,423,985	(2,905,291)	(232,460,571)	2,534,376,344
Fidelity Series Investment Grade Bond Fund	4,977,920,975	698,565,299	809,702,786	156,223,641	(25,149,724)	88,023,286	4,929,657,050
Fidelity Series Large Cap Stock Fund	2,275,914,375	343,227,342	292,843,033	237,026,565	775,940	(79,609,931)	2,247,464,693
Fidelity Series Large Cap Value Index Fund	652,413,502	60,041,225	82,149,787	30,797,381	1,595,243	5,041,934	636,942,117
Fidelity Series Long-Term Treasury Bond Index Fund	706,504,608	1,319,556,474	248,540,772	44,723,758	(8,264,531)	76,919,850	1,846,175,629
Fidelity Series Opportunistic Insights Fund	1,140,294,140	147,263,768	156,169,535	95,173,355	5,512,536	4,844,239	1,141,745,148
Fidelity Series Real Estate Equity Fund	205,077,929	680,015	212,531,811	485,076	14,711,673	(7,937,806)	--
Fidelity Series Real Estate Income Fund	139,377,400	17,273,189	10,516,328	10,503,618	(148,627)	2,846,655	148,832,289
Fidelity Series Short-Term Credit Fund	88,680,442	50,143,025	34,533,921	2,779,133	(56,427)	1,511,952	105,745,071
Fidelity Series Small Cap Discovery Fund	310,348,477	52,894,594	26,263,038	38,137,095	(1,284,609)	(27,656,063)	308,039,361
Fidelity Series Small Cap Opportunities Fund	947,696,222	150,980,337	107,531,069	108,274,924	4,066,262	(55,852,845)	939,358,907
Fidelity Series Stock Selector Large Cap Value Fund	1,777,139,590	226,893,729	224,518,079	147,152,369	(5,317,132)	(58,878,265)	1,715,319,843
Fidelity Series Value Discovery Fund	1,262,780,275	131,045,716	139,927,639	74,703,854	(1,904,793)	(33,273,406)	1,218,720,153
	$31,934,876,930	$6,812,366,543	$5,571,735,286	$2,220,063,431	$233,927,164	$(1,507,875,688)	$31,901,559,663

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$25,065,500	$--	$25,065,500	$--
Domestic Equity Funds	15,281,619,972	15,281,619,972	--	--
International Equity Funds	8,180,925,164	8,180,925,164	--	--
Bond Funds	7,910,493,549	7,910,493,549	--	--
Short-Term Funds	692,946,921	692,946,921	--	--
Total Investments in Securities:	$32,091,051,106	$32,065,985,606	$25,065,500	$--
Derivative Instruments:
Assets
Futures Contracts	$2,896,285	$2,896,285	$--	$--
Total Assets	$2,896,285	$2,896,285	$--	$--
Liabilities
Futures Contracts	$(6,591,592)	$(6,591,592)	$--	$--
Total Liabilities	$(6,591,592)	$(6,591,592)	$--	$--
Total Derivative Instruments:	$(3,695,307)	$(3,695,307)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,591,592)
Total Equity Risk	0	(6,591,592)
Interest Rate Risk
Futures Contracts	2,896,285	0
Total Interest Rate Risk	2,896,285	0
Total Value of Derivatives	$2,896,285	$(6,591,592)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,064,386)	$25,065,500
Fidelity Central Funds (cost $164,424,838)	164,425,943
Other affiliated issuers (cost $28,003,522,096)	31,901,559,663
Total Investment in Securities (cost $28,193,011,320)		$32,091,051,106
Receivable for investments sold		348,494,198
Receivable for fund shares sold		79,107,725
Distributions receivable from Fidelity Central Funds		326,494
Other receivables		154,257
Total assets		32,519,133,780
Liabilities
Payable for investments purchased	$314,944,940
Payable for fund shares redeemed	112,637,721
Accrued management fee	16,677,253
Payable for daily variation margin on futures contracts	3,951,878
Other payables and accrued expenses	154,262
Total liabilities		448,366,054
Net Assets		$32,070,767,726
Net Assets consist of:
Paid in capital		$27,189,734,456
Total distributable earnings (loss)		4,881,033,270
Net Assets		$32,070,767,726
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($12,905,054,991 ÷ 750,210,861 shares)		$17.20
Class K:
Net Asset Value, offering price and redemption price per share ($16,527,856,316 ÷ 961,893,453 shares)		$17.18
Class K6:
Net Asset Value, offering price and redemption price per share ($2,637,856,419 ÷ 153,670,246 shares)		$17.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$726,573,402
Interest		352,903
Income from Fidelity Central Funds		946,690
Total income		727,872,995
Expenses
Management fee	$199,642,089
Independent trustees' fees and expenses	149,419
Total expenses before reductions	199,791,508
Expense reductions	(55)
Total expenses after reductions		199,791,453
Net investment income (loss)		528,081,542
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,051
Fidelity Central Funds	(495)
Other affiliated issuers	233,927,164
Futures contracts	2,911,912
Capital gain distributions from underlying funds:
Affiliated issuers	1,493,490,029
Total net realized gain (loss)		1,730,364,661
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,251
Fidelity Central Funds	1,105
Other affiliated issuers	(1,507,875,688)
Futures contracts	(3,695,307)
Total change in net unrealized appreciation (depreciation)		(1,511,568,639)
Net gain (loss)		218,796,022
Net increase (decrease) in net assets resulting from operations		$746,877,564

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$528,081,542	$381,629,218
Net realized gain (loss)	1,730,364,661	1,448,536,874
Change in net unrealized appreciation (depreciation)	(1,511,568,639)	643,449,189
Net increase (decrease) in net assets resulting from operations	746,877,564	2,473,615,281
Distributions to shareholders	(2,065,119,501)	–
Distributions to shareholders from net investment income	–	(396,775,824)
Distributions to shareholders from net realized gain	–	(769,505,029)
Total distributions	(2,065,119,501)	(1,166,280,853)
Share transactions - net increase (decrease)	1,467,380,800	19,308,625,938
Total increase (decrease) in net assets	149,138,863	20,615,960,366
Net Assets
Beginning of period	31,921,628,863	11,305,668,497
End of period	$32,070,767,726	$31,921,628,863
Other Information
Distributions in excess of net investment income end of period		$(146,564)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.00	$16.72	$15.20	$16.62	$16.47
Income from Investment Operations
Net investment income (loss)A	.28	.21	.25	.25	.27
Net realized and unrealized gain (loss)	.07	1.90	1.90	(.75)	.95
Total from investment operations	.35	2.11	2.15	(.50)	1.22
Distributions from net investment income	(.28)	(.22)	(.25)	(.26)	(.28)
Distributions from net realized gain	(.87)	(.61)	(.38)	(.67)	(.79)
Total distributions	(1.15)	(.83)	(.63)	(.92)B	(1.07)
Net asset value, end of period	$17.20	$18.00	$16.72	$15.20	$16.62
Total ReturnC	2.32%	12.78%	14.58%	(3.17)%	7.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.69%F	.59%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.69%F	.59%	-%	-%	-%
Expenses net of all reductions	.69%F	.59%	-%	-%	-%
Net investment income (loss)	1.61%	1.20%	1.57%	1.59%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$12,905,055	$12,684,794	$11,305,668	$10,150,137	$10,883,658
Portfolio turnover rateD	18%	18%H	17%	16%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$17.47
Income from Investment Operations
Net investment income (loss)B	.30	.28
Net realized and unrealized gain (loss)	.06	.81
Total from investment operations	.36	1.09
Distributions from net investment income	(.29)	(.24)
Distributions from net realized gain	(.87)	(.35)
Total distributions	(1.16)	(.58)C
Net asset value, end of period	$17.18	$17.98
Total ReturnD,E	2.40%	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%	.62%H,I
Expenses net of fee waivers, if any	.60%	.62%H,I
Expenses net of all reductions	.60%	.62%H,I
Net investment income (loss)	1.70%	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,527,856	$18,414,961
Portfolio turnover rateF	18%	18%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$18.00	$17.15
Income from Investment Operations
Net investment income (loss)B	.31	.26
Net realized and unrealized gain (loss)	.08	1.18
Total from investment operations	.39	1.44
Distributions from net investment income	(.33)	(.24)
Distributions from net realized gain	(.89)	(.35)
Total distributions	(1.22)	(.59)
Net asset value, end of period	$17.17	$18.00
Total ReturnC,D	2.57%	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%	.48%G,H
Expenses net of fee waivers, if any	.47%	.48%G,H
Expenses net of all reductions	.47%	.48%G,H
Net investment income (loss)	1.83%	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,637,856	$821,874
Portfolio turnover rateE	18%	18%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series International Growth Fund	8.7
Fidelity Series Large Cap Stock Fund	8.5
Fidelity Series International Value Fund	8.3
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.8
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.4
73.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.4%
International Equity Funds	29.7%
Bond Funds	10.8%
Short-Term Funds	2.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.43% 4/4/19 to 6/20/19 (a)
(Cost $13,122,268)	13,150,000	13,122,693
	Shares	Value

Domestic Equity Funds - 57.4%
Fidelity Series All-Sector Equity Fund(b)	50,439,890	$485,736,145
Fidelity Series Blue Chip Growth Fund (b)	62,525,008	922,243,872
Fidelity Series Commodity Strategy Fund (b)	106,675,660	508,842,899
Fidelity Series Growth Company Fund (b)	104,627,126	1,769,244,706
Fidelity Series Intrinsic Opportunities Fund (b)	130,121,337	2,140,495,992
Fidelity Series Large Cap Stock Fund (b)	128,937,940	1,888,940,826
Fidelity Series Large Cap Value Index Fund (b)	43,214,774	536,295,348
Fidelity Series Opportunistic Insights Fund (b)	54,932,067	960,212,537
Fidelity Series Small Cap Discovery Fund (b)	22,485,240	250,035,864
Fidelity Series Small Cap Opportunities Fund (b)	57,144,741	769,168,220
Fidelity Series Stock Selector Large Cap Value Fund (b)	122,201,451	1,441,977,127
Fidelity Series Value Discovery Fund (b)	81,763,403	1,021,224,899
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,657,572,700)		12,694,418,435

International Equity Funds - 29.7%
Fidelity Series Canada Fund (b)	19,460,869	200,641,560
Fidelity Series Emerging Markets Fund (b)	21,326,052	208,782,053
Fidelity Series Emerging Markets Opportunities Fund (b)	105,174,467	1,948,882,881
Fidelity Series International Growth Fund (b)	126,804,726	1,926,163,794
Fidelity Series International Small Cap Fund (b)	28,915,982	449,065,197
Fidelity Series International Value Fund (b)	198,285,785	1,844,057,802
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,844,457,565)		6,577,593,287

Bond Funds - 10.8%
Fidelity Series Emerging Markets Debt Fund (b)	14,633,515	140,335,409
Fidelity Series Floating Rate High Income Fund (b)	2,968,903	27,521,732
Fidelity Series High Income Fund (b)	19,983,581	187,845,665
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,584,384	64,395,273
Fidelity Series International Credit Fund (b)	1,043,827	10,323,448
Fidelity Series Investment Grade Bond Fund (b)	53,261,254	595,460,824
Fidelity Series Long-Term Treasury Bond Index Fund (b)	143,490,382	1,272,759,684
Fidelity Series Real Estate Income Fund (b)	9,256,028	100,983,265
TOTAL BOND FUNDS
(Cost $2,359,283,282)		2,399,625,300

Short-Term Funds - 2.1%
Fidelity Cash Central Fund, 2.48% (c)	91,714,490	91,732,832
Fidelity Series Government Money Market Fund 2.50%(b)(d)	291,474,846	291,474,846
Fidelity Series Short-Term Credit Fund (b)	7,312,183	72,902,460
TOTAL SHORT-TERM FUNDS
(Cost $455,783,487)		456,110,138
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $19,330,219,302)		22,140,869,853
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,959,097)
NET ASSETS - 100%		$22,126,910,756

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	117	June 2019	$24,931,969	$106,884	$106,884
CBOT 5-Year U.S. Treasury Note Contracts (United States)	308	June 2019	35,675,063	382,061	382,061
CBOT Long Term U.S. Treasury Bond Contracts (United States)	110	June 2019	16,462,188	577,261	577,261
CBOT Long Term U.S. Treasury Bond Contracts (United States)	196	June 2019	24,346,875	436,196	436,196
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	104	June 2019	17,472,000	869,553	869,553

TOTAL PURCHASED					2,371,955

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	859	June 2019	121,883,510	(3,689,161)	(3,689,161)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,315	June 2019	69,524,050	(1,296,369)	(1,296,369)

TOTAL SOLD					(4,985,530)

TOTAL FUTURES CONTRACTS					$(2,613,575)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,122,693.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$566,940
Total	$566,940

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$418,817,851	$3,601	$440,838,264	$--	$160,376,149	$(138,359,337)	$--
Fidelity Series All-Sector Equity Fund	805,615,379	169,442,003	439,945,713	117,377,365	33,974,653	(83,350,177)	485,736,145
Fidelity Series Blue Chip Growth Fund	832,667,609	170,904,209	114,574,192	112,794,418	7,580,394	25,665,852	922,243,872
Fidelity Series Canada Fund	185,991,221	28,770,490	17,295,582	4,333,742	(254,915)	3,430,346	200,641,560
Fidelity Series Commodity Strategy Fund	453,122,550	193,802,628	79,645,282	30,187,481	(27,010,307)	(31,426,690)	508,842,899
Fidelity Series Emerging Markets Debt Fund	140,311,483	17,275,102	10,447,533	8,338,387	(390,934)	(6,412,709)	140,335,409
Fidelity Series Emerging Markets Fund	--	207,972,895	9,071,497	806,158	(104,392)	9,985,047	208,782,053
Fidelity Series Emerging Markets Opportunities Fund	1,945,942,220	450,158,312	159,301,457	148,592,524	5,539,641	(293,455,835)	1,948,882,881
Fidelity Series Floating Rate High Income Fund	47,711,855	5,661,076	24,893,633	2,541,235	(1,533,551)	575,985	27,521,732
Fidelity Series Government Money Market Fund 2.50%	352,943,664	317,645,263	379,114,081	7,718,836	--	--	291,474,846
Fidelity Series Growth Company Fund	1,693,158,763	290,118,429	195,625,104	172,574,048	8,722,115	(27,129,497)	1,769,244,706
Fidelity Series High Income Fund	298,102,772	37,832,413	144,218,266	18,983,711	(6,699,920)	2,828,666	187,845,665
Fidelity Series Inflation-Protected Bond Index Fund	174,598,700	12,590,374	124,188,496	1,331,920	(1,608,167)	3,002,862	64,395,273
Fidelity Series International Credit Fund	10,076,621	503,623	228,757	502,047	(3,047)	(24,992)	10,323,448
Fidelity Series International Growth Fund	1,868,762,602	368,764,034	209,075,311	120,868,409	(6,387,245)	(95,900,286)	1,926,163,794
Fidelity Series International Small Cap Fund	466,280,560	92,802,222	34,801,967	40,758,797	(1,013,483)	(74,202,135)	449,065,197
Fidelity Series International Value Fund	1,895,917,767	271,299,841	93,325,543	66,311,515	(4,645,527)	(225,188,736)	1,844,057,802
Fidelity Series Intrinsic Opportunities Fund	2,060,082,541	363,442,741	85,729,409	170,934,869	(2,038,269)	(195,261,612)	2,140,495,992
Fidelity Series Investment Grade Bond Fund	615,546,408	347,539,893	372,857,867	15,712,137	(9,997,373)	15,229,763	595,460,824
Fidelity Series Large Cap Stock Fund	1,821,590,263	320,559,757	186,010,695	193,170,688	474,512	(67,673,011)	1,888,940,826
Fidelity Series Large Cap Value Index Fund	522,138,865	61,148,660	52,246,180	25,044,912	(33,765)	5,287,768	536,295,348
Fidelity Series Long-Term Treasury Bond Index Fund	491,792,423	901,942,085	168,205,247	30,932,846	(5,996,748)	53,227,171	1,272,759,684
Fidelity Series Opportunistic Insights Fund	912,528,026	141,672,882	101,357,307	78,067,480	2,650,240	4,718,696	960,212,537
Fidelity Series Real Estate Equity Fund	164,451,251	839,371	170,955,908	599,773	6,052,433	(387,147)	--
Fidelity Series Real Estate Income Fund	92,891,573	14,077,469	7,818,369	7,079,003	(152,025)	1,984,617	100,983,265
Fidelity Series Short-Term Credit Fund	63,956,869	32,181,985	24,226,298	1,985,725	(37,294)	1,027,198	72,902,460
Fidelity Series Small Cap Discovery Fund	246,110,044	48,110,775	20,939,380	30,673,133	(851,388)	(22,394,187)	250,035,864
Fidelity Series Small Cap Opportunities Fund	755,904,140	140,007,540	84,356,055	87,878,355	921,258	(43,308,663)	769,168,220
Fidelity Series Stock Selector Large Cap Value Fund	1,415,005,805	236,524,650	154,389,989	122,234,915	(2,943,392)	(52,219,947)	1,441,977,127
Fidelity Series Value Discovery Fund	1,003,212,077	131,492,640	84,116,739	61,289,043	(1,445,979)	(27,917,100)	1,021,224,899
	$21,755,231,902	$5,375,086,963	$3,989,800,121	1,679,623,472	$153,143,674	$(1,257,648,090)	$22,036,014,328

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$13,122,693	$--	$13,122,693	$--
Domestic Equity Funds	12,694,418,435	12,694,418,435	--	--
International Equity Funds	6,577,593,287	6,577,593,287	--	--
Bond Funds	2,399,625,300	2,399,625,300	--	--
Short-Term Funds	456,110,138	456,110,138	--	--
Total Investments in Securities:	$22,140,869,853	$22,127,747,160	$13,122,693	$--
Derivative Instruments:
Assets
Futures Contracts	$2,371,955	$2,371,955	$--	$--
Total Assets	$2,371,955	$2,371,955	$--	$--
Liabilities
Futures Contracts	$(4,985,530)	$(4,985,530)	$--	$--
Total Liabilities	$(4,985,530)	$(4,985,530)	$--	$--
Total Derivative Instruments:	$(2,613,575)	$(2,613,575)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(4,985,530)
Total Equity Risk	0	(4,985,530)
Interest Rate Risk
Futures Contracts	2,371,955	0
Total Interest Rate Risk	2,371,955	0
Total Value of Derivatives	$2,371,955	$(4,985,530)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,122,268)	$13,122,693
Fidelity Central Funds (cost $91,731,928)	91,732,832
Other affiliated issuers (cost $19,225,365,106)	22,036,014,328
Total Investment in Securities (cost $19,330,219,302)		$22,140,869,853
Receivable for investments sold		188,752,142
Receivable for fund shares sold		62,597,634
Distributions receivable from Fidelity Central Funds		179,557
Total assets		22,392,399,186
Liabilities
Payable for investments purchased	$151,140,078
Payable for fund shares redeemed	100,194,301
Accrued management fee	12,098,978
Payable for daily variation margin on futures contracts	2,055,073
Total liabilities		265,488,430
Net Assets		$22,126,910,756
Net Assets consist of:
Paid in capital		$18,549,647,128
Total distributable earnings (loss)		3,577,263,628
Net Assets		$22,126,910,756
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($8,247,885,759 ÷ 571,789,912 shares)		$14.42
Class K:
Net Asset Value, offering price and redemption price per share ($11,661,819,287 ÷ 809,707,361 shares)		$14.40
Class K6:
Net Asset Value, offering price and redemption price per share ($2,217,205,710 ÷ 154,037,588 shares)		$14.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$465,028,069
Interest		229,582
Income from Fidelity Central Funds		566,940
Total income		465,824,591
Expenses
Management fee	$144,313,031
Independent trustees' fees and expenses	102,556
Total expenses before reductions	144,415,587
Expense reductions	(351)
Total expenses after reductions		144,415,236
Net investment income (loss)		321,409,355
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,724
Fidelity Central Funds	(801)
Other affiliated issuers	153,143,674
Futures contracts	(4,925,437)
Capital gain distributions from underlying funds:
Affiliated issuers	1,214,595,403
Total net realized gain (loss)		1,362,873,563
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	425
Fidelity Central Funds	904
Other affiliated issuers	(1,257,648,090)
Futures contracts	(2,613,575)
Total change in net unrealized appreciation (depreciation)		(1,260,260,336)
Net gain (loss)		102,613,227
Net increase (decrease) in net assets resulting from operations		$424,022,582

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$321,409,355	$234,969,726
Net realized gain (loss)	1,362,873,563	967,655,889
Change in net unrealized appreciation (depreciation)	(1,260,260,336)	651,152,594
Net increase (decrease) in net assets resulting from operations	424,022,582	1,853,778,209
Distributions to shareholders	(1,465,758,420)	–
Distributions to shareholders from net investment income	–	(255,443,857)
Distributions to shareholders from net realized gain	–	(469,405,267)
Total distributions	(1,465,758,420)	(724,849,124)
Share transactions - net increase (decrease)	1,425,813,293	13,724,076,087
Total increase (decrease) in net assets	384,077,455	14,853,005,172
Net Assets
Beginning of period	21,742,833,301	6,889,828,129
End of period	$22,126,910,756	$21,742,833,301

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$13.88	$12.46	$13.67	$13.62
Income from Investment Operations
Net investment income (loss)A	.21	.16	.19	.19	.22
Net realized and unrealized gain (loss)	.01	1.81	1.75	(.65)	.80
Total from investment operations	.22	1.97	1.94	(.46)	1.02
Distributions from net investment income	(.22)	(.17)	(.18)	(.20)	(.23)
Distributions from net realized gain	(.78)	(.47)	(.34)	(.55)	(.75)
Total distributions	(1.00)	(.65)B	(.52)	(.75)	(.97)C
Net asset value, end of period	$14.42	$15.20	$13.88	$12.46	$13.67
Total ReturnD	1.85%	14.32%	16.09%	(3.59)%	7.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%	.63%G	- %H	- %H	- %H
Expenses net of fee waivers, if any	.74%	.63%G	-%	-%	-%
Expenses net of all reductions	.74%	.63%G	-%	-%	-%
Net investment income (loss)	1.41%	1.06%	1.45%	1.48%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$8,247,886	$8,050,659	$6,889,828	$5,961,088	$6,289,345
Portfolio turnover rateE	18%	17%I	16%	15%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.474 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.18	$14.60
Income from Investment Operations
Net investment income (loss)B	.22	.22
Net realized and unrealized gain (loss)	.01	.82
Total from investment operations	.23	1.04
Distributions from net investment income	(.23)	(.19)
Distributions from net realized gain	(.78)	(.26)
Total distributions	(1.01)	(.46)C
Net asset value, end of period	$14.40	$15.18
Total ReturnD,E	1.95%	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%	.65%H,I
Expenses net of all reductions	.64%	.65%H,I
Net investment income (loss)	1.51%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,661,819	$12,979,898
Portfolio turnover rateF	18%	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$14.30
Income from Investment Operations
Net investment income (loss)B	.24	.20
Net realized and unrealized gain (loss)	.01	1.16
Total from investment operations	.25	1.36
Distributions from net investment income	(.27)	(.20)
Distributions from net realized gain	(.79)	(.26)
Total distributions	(1.06)	(.46)
Net asset value, end of period	$14.39	$15.20
Total ReturnC,D	2.10%	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%	.50%G,H
Expenses net of fee waivers, if any	.49%	.50%G,H
Expenses net of all reductions	.49%	.50%G,H
Net investment income (loss)	1.65%	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,217,206	$712,276
Portfolio turnover rateE	18%	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	8.9
Fidelity Series Growth Company Fund	8.9
Fidelity Series International Value Fund	8.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.4
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.8%
International Equity Funds	31.3%
Bond Funds	6.8%
Short-Term Funds	1.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% 4/4/19 (a)
(Cost $11,487,727)	11,490,000	11,487,739
	Shares	Value

Domestic Equity Funds - 60.8%
Fidelity Series All-Sector Equity Fund (b)	57,952,261	$558,080,270
Fidelity Series Blue Chip Growth Fund (b)	67,219,607	991,489,200
Fidelity Series Commodity Strategy Fund (b)	117,048,922	558,323,357
Fidelity Series Growth Company Fund (b)	118,066,041	1,996,496,748
Fidelity Series Intrinsic Opportunities Fund (b)	136,358,573	2,243,098,529
Fidelity Series Large Cap Stock Fund (b)	136,914,117	2,005,791,811
Fidelity Series Large Cap Value Index Fund (b)	45,612,797	566,054,815
Fidelity Series Opportunistic Insights Fund (b)	59,090,216	1,032,896,974
Fidelity Series Small Cap Discovery Fund (b)	23,423,226	260,466,275
Fidelity Series Small Cap Opportunities Fund (b)	60,845,057	818,974,463
Fidelity Series Stock Selector Large Cap Value Fund (b)	130,160,737	1,535,896,694
Fidelity Series Value Discovery Fund (b)	86,138,127	1,075,865,209
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,424,043,000)		13,643,434,345

International Equity Funds - 31.3%
Fidelity Series Canada Fund (b)	20,736,949	213,797,940
Fidelity Series Emerging Markets Fund (b)	22,396,756	219,264,240
Fidelity Series Emerging Markets Opportunities Fund (b)	110,648,289	2,050,312,796
Fidelity Series International Growth Fund (b)	138,009,768	2,096,368,378
Fidelity Series International Small Cap Fund (b)	31,189,246	484,368,989
Fidelity Series International Value Fund (b)	210,835,330	1,960,768,572
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,249,572,052)		7,024,880,915

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	14,867,638	142,580,650
Fidelity Series Floating Rate High Income Fund (b)	3,003,698	27,844,283
Fidelity Series High Income Fund (b)	25,381,916	238,590,013
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,676,622	65,297,368
Fidelity Series International Credit Fund (b)	1,014,729	10,035,669
Fidelity Series Investment Grade Bond Fund (b)	12,292,912	137,434,757
Fidelity Series Long-Term Treasury Bond Index Fund (b)	90,499,078	802,726,823
Fidelity Series Real Estate Income Fund (b)	9,490,830	103,544,954
TOTAL BOND FUNDS
(Cost $1,509,312,665)		1,528,054,517

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (c)	34,220,402	34,227,246
Fidelity Series Government Money Market Fund 2.50% (b)(d)	161,417,474	161,417,474
Fidelity Series Short-Term Credit Fund (b)	4,469,640	44,562,312
TOTAL SHORT-TERM FUNDS
(Cost $240,109,456)		240,207,032
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $19,434,524,900)		22,448,064,548
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,105,805)
NET ASSETS - 100%		$22,434,958,743

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	103	June 2019	$14,614,670	$26	$26
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	32	June 2019	6,819,000	26,905	26,905
CBOT 5-Year U.S. Treasury Note Contracts (United States)	79	June 2019	9,150,422	90,482	90,482
CBOT Long Term U.S. Treasury Bond Contracts (United States)	44	June 2019	6,584,875	230,905	230,905
CBOT Long Term U.S. Treasury Bond Contracts (United States)	51	June 2019	6,335,156	113,947	113,947
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	67	June 2019	11,256,000	560,192	560,192
TOTAL TREASURY CONTRACTS					1,022,431

TOTAL PURCHASED					1,022,457

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	93	June 2019	8,678,760	(183,427)	(183,427)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,137	June 2019	60,113,190	(1,120,889)	(1,120,889)

TOTAL SOLD					(1,304,316)

TOTAL FUTURES CONTRACTS					$(281,859)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,404,133.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$404,016
Total	$404,016

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$443,201,000	$27,501	$474,621,171	$--	$177,785,602	$(146,392,932)	$--
Fidelity Series All-Sector Equity Fund	852,293,455	174,965,168	404,659,418	135,239,392	30,482,635	(95,001,570)	558,080,270
Fidelity Series Blue Chip Growth Fund	880,936,658	179,810,832	103,089,783	121,277,326	6,087,051	27,744,442	991,489,200
Fidelity Series Canada Fund	196,369,345	29,886,597	15,741,289	4,627,555	(133,497)	3,416,784	213,797,940
Fidelity Series Commodity Strategy Fund	466,509,085	229,809,127	75,789,474	32,672,686	(28,230,565)	(33,974,816)	558,323,357
Fidelity Series Emerging Markets Debt Fund	144,474,691	16,291,565	11,169,369	8,527,508	(399,799)	(6,616,438)	142,580,650
Fidelity Series Emerging Markets Fund	--	217,031,196	7,007,087	849,270	(192,143)	9,432,274	219,264,240
Fidelity Series Emerging Markets Opportunities Fund	2,040,911,915	508,029,323	189,166,756	156,793,131	3,293,494	(312,755,180)	2,050,312,796
Fidelity Series Floating Rate High Income Fund	48,961,247	5,209,492	25,441,614	2,571,377	(1,469,187)	584,345	27,844,283
Fidelity Series Government Money Market Fund 2.50%	359,251,220	372,105,049	569,938,795	5,673,686	--	--	161,417,474
Fidelity Series Growth Company Fund	1,792,770,541	389,182,200	159,124,548	195,366,983	1,691,958	(28,023,403)	1,996,496,748
Fidelity Series High Income Fund	309,170,419	35,755,267	102,401,099	19,381,839	(4,851,580)	917,006	238,590,013
Fidelity Series Inflation-Protected Bond Index Fund	179,663,816	20,883,665	136,421,851	1,373,825	(1,785,812)	2,957,550	65,297,368
Fidelity Series International Credit Fund	9,784,897	488,783	210,862	487,918	(2,839)	(24,310)	10,035,669
Fidelity Series International Growth Fund	1,977,736,139	407,197,272	178,165,706	129,015,132	(6,169,819)	(104,229,508)	2,096,368,378
Fidelity Series International Small Cap Fund	493,473,677	98,258,005	25,212,590	43,577,741	(1,222,771)	(80,927,332)	484,368,989
Fidelity Series International Value Fund	2,001,758,300	298,004,915	92,123,040	70,730,892	(4,799,772)	(242,071,831)	1,960,768,572
Fidelity Series Intrinsic Opportunities Fund	2,182,350,576	339,756,279	75,988,437	178,032,279	(1,309,906)	(201,709,983)	2,243,098,529
Fidelity Series Investment Grade Bond Fund	106,425,476	51,643,302	23,100,791	3,697,792	(353,094)	2,819,864	137,434,757
Fidelity Series Large Cap Stock Fund	1,927,084,035	325,502,767	176,238,498	203,829,322	251,786	(70,808,279)	2,005,791,811
Fidelity Series Large Cap Value Index Fund	549,397,749	59,945,549	49,006,812	26,128,816	50,252	5,668,077	566,054,815
Fidelity Series Long-Term Treasury Bond Index Fund	501,632,815	549,521,918	278,741,679	21,745,371	(8,370,029)	38,683,798	802,726,823
Fidelity Series Opportunistic Insights Fund	965,411,695	143,877,671	83,467,132	83,224,638	1,701,416	5,373,324	1,032,896,974
Fidelity Series Real Estate Equity Fund	176,406,153	1,945,989	185,854,727	1,804,383	8,722,617	(1,220,032)	--
Fidelity Series Real Estate Income Fund	96,629,351	13,386,281	8,367,708	7,305,534	(131,305)	2,028,335	103,544,954
Fidelity Series Short-Term Credit Fund	65,675,427	11,942,998	33,651,555	1,634,189	(216,700)	812,142	44,562,312
Fidelity Series Small Cap Discovery Fund	257,910,452	49,591,764	22,957,057	32,060,239	(736,554)	(23,342,330)	260,466,275
Fidelity Series Small Cap Opportunities Fund	796,470,742	144,665,147	76,285,745	93,812,196	116,824	(45,992,505)	818,974,463
Fidelity Series Stock Selector Large Cap Value Fund	1,499,209,905	236,845,376	143,085,585	129,358,967	(3,606,977)	(53,466,025)	1,535,896,694
Fidelity Series Value Discovery Fund	1,063,662,736	135,554,875	92,667,688	64,770,376	(1,507,261)	(29,177,453)	1,075,865,209
	$22,385,533,517	$5,047,115,873	$3,819,697,866	$1,775,570,363	$164,694,025	$(1,375,295,986)	$22,402,349,563
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$11,487,739	$--	$11,487,739	$--
Domestic Equity Funds	13,643,434,345	13,643,434,345	--	--
International Equity Funds	7,024,880,915	7,024,880,915	--	--
Bond Funds	1,528,054,517	1,528,054,517	--	--
Short-Term Funds	240,207,032	240,207,032	--	--
Total Investments in Securities:	$22,448,064,548	$22,436,576,809	$11,487,739	$--
Derivative Instruments:
Assets
Futures Contracts	$1,022,457	$1,022,457	$--	$--
Total Assets	$1,022,457	$1,022,457	$--	$--
Liabilities
Futures Contracts	$(1,304,316)	$(1,304,316)	$--	$--
Total Liabilities	$(1,304,316)	$(1,304,316)	$--	$--
Total Derivative Instruments:	$(281,859)	$(281,859)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$26	$(1,304,316)
Total Equity Risk	26	(1,304,316)
Interest Rate Risk
Futures Contracts	1,022,431	0
Total Interest Rate Risk	1,022,431	0
Total Value of Derivatives	$1,022,457	$(1,304,316)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,487,727)	$11,487,739
Fidelity Central Funds (cost $34,226,829)	34,227,246
Other affiliated issuers (cost $19,388,810,344)	22,402,349,563
Total Investment in Securities (cost $19,434,524,900)		$22,448,064,548
Receivable for investments sold		68,786,034
Receivable for fund shares sold		62,050,518
Distributions receivable from Fidelity Central Funds		65,208
Total assets		22,578,966,308
Liabilities
Payable for investments purchased	$31,700,295
Payable for fund shares redeemed	99,128,320
Accrued management fee	12,448,242
Payable for daily variation margin on futures contracts	728,608
Other payables and accrued expenses	2,100
Total liabilities		144,007,565
Net Assets		$22,434,958,743
Net Assets consist of:
Paid in capital		$18,606,216,355
Total distributable earnings (loss)		3,828,742,388
Net Assets		$22,434,958,743
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($8,404,848,263 ÷ 833,381,060 shares)		$10.09
Class K:
Net Asset Value, offering price and redemption price per share ($11,994,623,332 ÷ 1,190,375,087 shares)		$10.08
Class K6:
Net Asset Value, offering price and redemption price per share ($2,035,487,148 ÷ 202,392,610 shares)		$10.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$466,956,590
Interest		235,555
Income from Fidelity Central Funds		404,016
Total income		467,596,161
Expenses
Management fee	$149,329,028
Independent trustees' fees and expenses	104,989
Total expenses before reductions	149,434,017
Expense reductions	(42)
Total expenses after reductions		149,433,975
Net investment income (loss)		318,162,186
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,271
Fidelity Central Funds	(353)
Other affiliated issuers	164,694,025
Futures contracts	(12,140,524)
Capital gain distributions from underlying funds:
Affiliated issuers	1,308,613,773
Total net realized gain (loss)		1,461,230,192
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12
Fidelity Central Funds	417
Other affiliated issuers	(1,375,295,986)
Futures contracts	(281,859)
Total change in net unrealized appreciation (depreciation)		(1,375,577,416)
Net gain (loss)		85,652,776
Net increase (decrease) in net assets resulting from operations		$403,814,962

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$318,162,186	$241,539,734
Net realized gain (loss)	1,461,230,192	1,033,195,358
Change in net unrealized appreciation (depreciation)	(1,375,577,416)	685,250,223
Net increase (decrease) in net assets resulting from operations	403,814,962	1,959,985,315
Distributions to shareholders	(1,543,664,947)	–
Distributions to shareholders from net investment income	–	(266,263,160)
Distributions to shareholders from net realized gain	–	(509,942,580)
Total distributions	(1,543,664,947)	(776,205,740)
Share transactions - net increase (decrease)	1,202,056,606	13,924,513,839
Total increase (decrease) in net assets	62,206,621	15,108,293,414
Net Assets
Beginning of period	22,372,752,122	7,264,458,708
End of period	$22,434,958,743	$22,372,752,122

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$9.74	$8.75	$9.63	$9.62
Income from Investment Operations
Net investment income (loss)A	.14	.11	.13	.13	.15
Net realized and unrealized gain (loss)	–B	1.29	1.24	(.46)	.57
Total from investment operations	.14	1.40	1.37	(.33)	.72
Distributions from net investment income	(.15)	(.12)	(.13)	(.14)	(.16)
Distributions from net realized gain	(.57)	(.35)	(.24)	(.41)	(.55)
Total distributions	(.72)	(.47)	(.38)C	(.55)	(.71)
Net asset value, end of period	$10.09	$10.67	$9.74	$8.75	$9.63
Total ReturnD	1.79%	14.52%	16.14%	(3.62)%	7.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.63%G	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%	.63%G	-%	-%	-%
Expenses net of all reductions	.75%	.63%G	-%	-%	-%
Net investment income (loss)	1.36%	1.04%	1.44%	1.47%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$8,404,848	$8,285,660	$7,264,459	$6,388,566	$6,901,191
Portfolio turnover rateE	17%	16%I	15%	16%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.25
Income from Investment Operations
Net investment income (loss)B	.15	.15
Net realized and unrealized gain (loss)	–C	.59
Total from investment operations	.15	.74
Distributions from net investment income	(.16)	(.14)
Distributions from net realized gain	(.57)	(.19)
Total distributions	(.73)	(.33)
Net asset value, end of period	$10.08	$10.66
Total ReturnD,E	1.87%	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%	.65%H,I
Expenses net of all reductions	.64%	.65%H,I
Net investment income (loss)	1.46%	2.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,994,623	$13,434,642
Portfolio turnover rateF	17%	16%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.03
Income from Investment Operations
Net investment income (loss)B	.16	.13
Net realized and unrealized gain (loss)	.01	.83
Total from investment operations	.17	.96
Distributions from net investment income	(.19)	(.14)
Distributions from net realized gain	(.58)	(.19)
Total distributions	(.77)	(.33)
Net asset value, end of period	$10.06	$10.66
Total ReturnC,D	2.06%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%G,H
Expenses net of fee waivers, if any	.50%G	.50%G,H
Expenses net of all reductions	.50%G	.50%G,H
Net investment income (loss)	1.61%	1.55%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,035,487	$652,451
Portfolio turnover rateE	17%	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series Growth Company Fund	8.9
Fidelity Series International Value Fund	8.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.4
75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.9%
International Equity Funds	31.3%
Bond Funds	6.8%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% 4/4/19 (a)
(Cost $6,798,655)	6,800,000	6,798,662
	Shares	Value

Domestic Equity Funds - 60.9%
Fidelity Series All-Sector Equity Fund (b)	35,592,846	$342,759,111
Fidelity Series Blue Chip Growth Fund (b)	41,330,022	609,617,828
Fidelity Series Commodity Strategy Fund (b)	72,057,316	343,713,396
Fidelity Series Growth Company Fund (b)	72,716,028	1,229,628,037
Fidelity Series Intrinsic Opportunities Fund (b)	84,461,347	1,389,389,164
Fidelity Series Large Cap Stock Fund (b)	84,446,015	1,237,134,113
Fidelity Series Large Cap Value Index Fund (b)	28,093,416	348,639,288
Fidelity Series Opportunistic Insights Fund (b)	36,422,646	636,667,857
Fidelity Series Small Cap Discovery Fund (b)	14,392,188	160,041,128
Fidelity Series Small Cap Opportunities Fund (b)	37,445,918	504,022,058
Fidelity Series Stock Selector Large Cap Value Fund (b)	80,102,025	945,203,894
Fidelity Series Value Discovery Fund (b)	53,015,285	662,160,913
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,220,497,135)		8,408,976,787

International Equity Funds - 31.3%
Fidelity Series Canada Fund (b)	12,759,395	131,549,368
Fidelity Series Emerging Markets Fund (b)	13,775,148	134,858,698
Fidelity Series Emerging Markets Opportunities Fund (b)	68,039,197	1,260,766,325
Fidelity Series International Growth Fund (b)	84,915,431	1,289,865,390
Fidelity Series International Small Cap Fund (b)	19,189,229	298,008,728
Fidelity Series International Value Fund (b)	129,726,153	1,206,453,222
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,906,978,176)		4,321,501,731

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	9,020,529	86,506,877
Fidelity Series Floating Rate High Income Fund (b)	1,849,790	17,147,554
Fidelity Series High Income Fund (b)	15,608,659	146,721,391
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,107,893	40,175,190
Fidelity Series International Credit Fund (b)	603,737	5,970,961
Fidelity Series Investment Grade Bond Fund (b)	7,480,933	83,636,826
Fidelity Series Long-Term Treasury Bond Index Fund (b)	55,678,711	493,870,168
Fidelity Series Real Estate Income Fund (b)	5,764,401	62,889,620
TOTAL BOND FUNDS
(Cost $923,507,913)		936,918,587

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (c)	20,576,302	20,580,417
Fidelity Series Government Money Market Fund 2.50%(b)(d)	99,322,094	99,322,094
Fidelity Series Short-Term Credit Fund (b)	2,745,011	27,367,758
TOTAL SHORT-TERM FUNDS
(Cost $147,196,837)		147,270,269
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $12,204,978,716)		13,821,466,036
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,972,997)
NET ASSETS - 100%		$13,813,493,039

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	21	June 2019	$4,474,969	$17,761	$17,761
CBOT 5-Year U.S. Treasury Note Contracts (United States)	52	June 2019	6,023,063	59,528	59,528
CBOT Long Term U.S. Treasury Bond Contracts (United States)	28	June 2019	4,190,375	146,940	146,940
CBOT Long Term U.S. Treasury Bond Contracts (United States)	34	June 2019	4,223,438	75,225	75,225
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	42	June 2019	7,056,000	351,165	351,165

TOTAL PURCHASED					650,619

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	47	June 2019	4,386,040	(92,700)	(92,700)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	676	June 2019	35,740,120	(666,420)	(666,420)

TOTAL SOLD					(759,120)

TOTAL FUTURES CONTRACTS					$(108,501)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,628,483.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$240,668
Total	$240,668

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$263,182,195	$35,408	$281,858,315	$--	$118,503,464	$(99,862,752)	$--
Fidelity Series All-Sector Equity Fund	507,057,960	122,923,424	247,272,614	82,492,757	16,938,518	(56,888,177)	342,759,111
Fidelity Series Blue Chip Growth Fund	524,034,296	131,087,690	66,117,732	73,270,154	2,555,383	18,058,191	609,617,828
Fidelity Series Canada Fund	116,819,435	23,551,973	10,798,228	2,824,137	(65,375)	2,041,563	131,549,368
Fidelity Series Commodity Strategy Fund	278,070,063	151,264,361	48,013,803	19,718,549	(16,843,393)	(20,763,832)	343,713,396
Fidelity Series Emerging Markets Debt Fund	84,775,451	13,100,834	7,280,917	5,092,373	(294,625)	(3,793,866)	86,506,877
Fidelity Series Emerging Markets Fund	--	134,198,626	5,055,451	518,468	(95,742)	5,811,265	134,858,698
Fidelity Series Emerging Markets Opportunities Fund	1,214,195,749	343,013,556	112,122,064	95,718,070	320,929	(184,641,845)	1,260,766,325
Fidelity Series Floating Rate High Income Fund	29,413,979	4,299,137	16,025,857	1,567,476	(1,057,454)	517,749	17,147,554
Fidelity Series Government Money Market Fund 2.50%	212,944,275	232,074,472	345,696,653	3,434,546	--	--	99,322,094
Fidelity Series Growth Company Fund	1,066,317,020	287,898,017	107,447,102	119,560,204	(811,619)	(16,328,279)	1,229,628,037
Fidelity Series High Income Fund	182,802,662	28,563,303	62,283,868	11,709,473	(2,729,500)	368,794	146,721,391
Fidelity Series Inflation-Protected Bond Index Fund	107,538,333	15,127,778	83,190,038	837,727	(1,129,327)	1,828,444	40,175,190
Fidelity Series International Credit Fund	5,867,034	291,938	171,404	290,857	(2,178)	(14,429)	5,970,961
Fidelity Series International Growth Fund	1,176,177,691	296,545,811	116,790,017	78,773,999	(3,936,396)	(62,131,699)	1,289,865,390
Fidelity Series International Small Cap Fund	293,469,300	69,326,469	15,160,780	26,608,831	(970,093)	(48,656,168)	298,008,728
Fidelity Series International Value Fund	1,190,569,587	224,132,051	59,074,076	43,188,160	(3,671,817)	(145,502,523)	1,206,453,222
Fidelity Series Intrinsic Opportunities Fund	1,296,043,058	272,799,763	56,472,238	107,433,841	(429,610)	(122,551,809)	1,389,389,164
Fidelity Series Investment Grade Bond Fund	63,493,715	33,691,762	15,059,078	2,233,992	(233,046)	1,743,473	83,636,826
Fidelity Series Large Cap Stock Fund	1,146,756,357	246,545,989	113,231,065	123,091,805	158,933	(43,096,101)	1,237,134,113
Fidelity Series Large Cap Value Index Fund	326,476,656	50,315,775	31,446,905	15,986,344	(133,617)	3,427,379	348,639,288
Fidelity Series Long-Term Treasury Bond Index Fund	298,749,888	346,603,831	170,495,494	13,181,571	(4,565,673)	23,577,616	493,870,168
Fidelity Series Opportunistic Insights Fund	574,264,670	113,162,281	54,450,427	50,912,659	(185,570)	3,876,903	636,667,857
Fidelity Series Real Estate Equity Fund	104,846,888	1,163,810	110,503,750	1,022,178	2,026,500	2,466,552	--
Fidelity Series Real Estate Income Fund	56,559,805	10,635,004	5,452,490	4,362,894	(79,439)	1,226,740	62,889,620
Fidelity Series Short-Term Credit Fund	39,780,377	8,379,138	21,157,244	1,000,913	(134,268)	499,755	27,367,758
Fidelity Series Small Cap Discovery Fund	153,285,060	36,298,752	14,969,457	19,396,257	(603,452)	(13,969,775)	160,041,128
Fidelity Series Small Cap Opportunities Fund	473,946,400	108,057,430	50,061,558	56,745,381	7,643	(27,927,857)	504,022,058
Fidelity Series Stock Selector Large Cap Value Fund	892,343,372	180,553,472	92,231,235	79,053,623	(2,396,138)	(33,065,577)	945,203,894
Fidelity Series Value Discovery Fund	633,054,295	108,623,036	60,459,461	39,557,536	(1,136,190)	(17,920,767)	662,160,913
	$13,312,835,571	$3,594,264,891	$2,380,349,321	$1,079,584,775	$99,006,848	$(831,671,032)	$13,794,086,957

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$6,798,662	$--	$6,798,662	$--
Domestic Equity Funds	8,408,976,787	8,408,976,787	--	--
International Equity Funds	4,321,501,731	4,321,501,731	--	--
Bond Funds	936,918,587	936,918,587	--	--
Short-Term Funds	147,270,269	147,270,269	--	--
Total Investments in Securities:	$13,821,466,036	$13,814,667,374	$6,798,662	$--
Derivative Instruments:
Assets
Futures Contracts	$650,619	$650,619	$--	$--
Total Assets	$650,619	$650,619	$--	$--
Liabilities
Futures Contracts	$(759,120)	$(759,120)	$--	$--
Total Liabilities	$(759,120)	$(759,120)	$--	$--
Total Derivative Instruments:	$(108,501)	$(108,501)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(759,120)
Total Equity Risk	0	(759,120)
Interest Rate Risk
Futures Contracts	650,619	0
Total Interest Rate Risk	650,619	0
Total Value of Derivatives	$650,619	$(759,120)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,798,655)	$6,798,662
Fidelity Central Funds (cost $20,580,098)	20,580,417
Other affiliated issuers (cost $12,177,599,963)	13,794,086,957
Total Investment in Securities (cost $12,204,978,716)		$13,821,466,036
Receivable for investments sold		27,206,511
Receivable for fund shares sold		48,722,363
Distributions receivable from Fidelity Central Funds		39,126
Total assets		13,897,434,036
Liabilities
Payable for investments purchased	$20,081,228
Payable for fund shares redeemed	55,844,097
Accrued management fee	7,555,247
Payable for daily variation margin on futures contracts	437,387
Other payables and accrued expenses	23,038
Total liabilities		83,940,997
Net Assets		$13,813,493,039
Net Assets consist of:
Paid in capital		$11,699,883,152
Total distributable earnings (loss)		2,113,609,887
Net Assets		$13,813,493,039
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($4,345,914,404 ÷ 379,767,089 shares)		$11.44
Class K:
Net Asset Value, offering price and redemption price per share ($7,982,073,373 ÷ 698,499,709 shares)		$11.43
Class K6:
Net Asset Value, offering price and redemption price per share ($1,485,505,262 ÷ 130,200,622 shares)		$11.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$283,823,396
Interest		141,892
Income from Fidelity Central Funds		240,668
Total income		284,205,956
Expenses
Management fee	$89,434,920
Independent trustees' fees and expenses	63,248
Total expenses before reductions	89,498,168
Expense reductions	(36)
Total expenses after reductions		89,498,132
Net investment income (loss)		194,707,824
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,145
Fidelity Central Funds	(281)
Other affiliated issuers	99,006,848
Futures contracts	(7,328,179)
Capital gain distributions from underlying funds:
Affiliated issuers	795,761,379
Total net realized gain (loss)		887,454,912
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7
Fidelity Central Funds	319
Other affiliated issuers	(831,671,032)
Futures contracts	(108,501)
Total change in net unrealized appreciation (depreciation)		(831,779,207)
Net gain (loss)		55,675,705
Net increase (decrease) in net assets resulting from operations		$250,383,529

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$194,707,824	$142,234,368
Net realized gain (loss)	887,454,912	576,736,884
Change in net unrealized appreciation (depreciation)	(831,779,207)	374,497,649
Net increase (decrease) in net assets resulting from operations	250,383,529	1,093,468,901
Distributions to shareholders	(922,311,809)	–
Distributions to shareholders from net investment income	–	(156,078,537)
Distributions to shareholders from net realized gain	–	(256,279,773)
Total distributions	(922,311,809)	(412,358,310)
Share transactions - net increase (decrease)	1,180,095,049	9,128,031,725
Total increase (decrease) in net assets	508,166,769	9,809,142,316
Net Assets
Beginning of period	13,305,326,270	3,496,183,954
End of period	$13,813,493,039	$13,305,326,270

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$11.00	$9.89	$10.84	$11.09
Income from Investment Operations
Net investment income (loss)A	.16	.12	.15	.15	.17
Net realized and unrealized gain (loss)	(.01)B	1.46	1.39	(.52)	.64
Total from investment operations	.15	1.58	1.54	(.37)	.81
Distributions from net investment income	(.17)	(.13)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.63)	(.35)	(.28)	(.43)	(.89)
Total distributions	(.80)	(.49)C	(.43)	(.58)D	(1.06)E
Net asset value, end of period	$11.44	$12.09	$11.00	$9.89	$10.84
Total ReturnF	1.72%	14.48%	16.08%	(3.59)%	7.93%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%	.63%I	- %J	- %J	- %J
Expenses net of fee waivers, if any	.75%	.63%I	-%	-%	-%
Expenses net of all reductions	.75%	.63%I	-%	-%	-%
Net investment income (loss)	1.37%	1.04%	1.45%	1.48%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$4,345,914	$4,144,152	$3,496,184	$2,912,972	$2,993,926
Portfolio turnover rateH	18%	17%K	15%	17%	21%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.49 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.352 per share.

 D Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 E Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$11.59
Income from Investment Operations
Net investment income (loss)B	.17	.17
Net realized and unrealized gain (loss)	(.01)C	.67
Total from investment operations	.16	.84
Distributions from net investment income	(.18)	(.15)
Distributions from net realized gain	(.63)	(.19)
Total distributions	(.81)	(.35)D
Net asset value, end of period	$11.43	$12.08
Total ReturnE,F	1.83%	7.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%	.65%I,J
Expenses net of all reductions	.64%	.65%I,J
Net investment income (loss)	1.47%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,982,073	$8,748,416
Portfolio turnover rateG	18%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.194 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$11.34
Income from Investment Operations
Net investment income (loss)B	.18	.14
Net realized and unrealized gain (loss)	(.01)C	.96
Total from investment operations	.17	1.10
Distributions from net investment income	(.21)	(.16)
Distributions from net realized gain	(.64)	(.19)
Total distributions	(.85)	(.35)
Net asset value, end of period	$11.41	$12.09
Total ReturnD,E	1.95%	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%H,I
Expenses net of fee waivers, if any	.50%H	.50%H,I
Expenses net of all reductions	.50%H	.50%H,I
Net investment income (loss)	1.62%	1.45%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,485,505	$412,758
Portfolio turnover rateF	18%	17%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	8.9
Fidelity Series Growth Company Fund	8.9
Fidelity Series International Value Fund	8.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.4
75.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.9%
International Equity Funds	31.3%
Bond Funds	6.8%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% 4/4/19 (a)
(Cost $5,778,857)	5,780,000	5,778,862
	Shares	Value

Domestic Equity Funds - 60.9%
Fidelity Series All-Sector Equity Fund (b)	30,513,299	$293,843,071
Fidelity Series Blue Chip Growth Fund (b)	35,464,388	523,099,724
Fidelity Series Commodity Strategy Fund (b)	61,783,124	294,705,502
Fidelity Series Growth Company Fund (b)	62,367,720	1,054,638,147
Fidelity Series Intrinsic Opportunities Fund (b)	72,694,002	1,195,816,331
Fidelity Series Large Cap Stock Fund (b)	72,345,366	1,059,859,617
Fidelity Series Large Cap Value Index Fund (b)	24,077,169	298,797,673
Fidelity Series Opportunistic Insights Fund (b)	31,254,407	546,327,032
Fidelity Series Small Cap Discovery Fund (b)	12,359,133	137,433,557
Fidelity Series Small Cap Opportunities Fund (b)	32,126,020	432,416,223
Fidelity Series Stock Selector Large Cap Value Fund (b)	68,671,533	810,324,088
Fidelity Series Value Discovery Fund (b)	45,451,936	567,694,681
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,232,919,611)		7,214,955,646

International Equity Funds - 31.3%
Fidelity Series Canada Fund (b)	10,938,057	112,771,368
Fidelity Series Emerging Markets Fund (b)	11,806,662	115,587,225
Fidelity Series Emerging Markets Opportunities Fund (b)	58,308,121	1,080,449,482
Fidelity Series International Growth Fund (b)	72,796,342	1,105,776,441
Fidelity Series International Small Cap Fund (b)	16,448,972	255,452,528
Fidelity Series International Value Fund (b)	111,207,932	1,034,233,769
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,360,134,305)		3,704,270,813

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	7,714,522	73,982,269
Fidelity Series Floating Rate High Income Fund (b)	1,586,497	14,706,825
Fidelity Series High Income Fund (b)	13,364,782	125,628,953
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,521,038	34,435,748
Fidelity Series International Credit Fund (b)	510,429	5,048,144
Fidelity Series Investment Grade Bond Fund (b)	6,369,638	71,212,556
Fidelity Series Long-Term Treasury Bond Index Fund (b)	47,727,791	423,345,503
Fidelity Series Real Estate Income Fund (b)	4,945,701	53,957,596
TOTAL BOND FUNDS
(Cost $790,866,315)		802,317,594

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (c)	17,529,324	17,532,830
Fidelity Series Government Money Market Fund 2.50% (b)(d)	85,102,014	85,102,014
Fidelity Series Short-Term Credit Fund (b)	2,346,217	23,391,782
TOTAL SHORT-TERM FUNDS
(Cost $125,960,342)		126,026,626
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,515,659,430)		11,853,349,541
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,789,704)
NET ASSETS - 100%		$11,846,559,837

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	18	June 2019	$3,835,688	$15,243	$15,243
CBOT 5-Year U.S. Treasury Note Contracts (United States)	45	June 2019	5,212,266	51,331	51,331
CBOT Long Term U.S. Treasury Bond Contracts (United States)	24	June 2019	3,591,750	125,948	125,948
CBOT Long Term U.S. Treasury Bond Contracts (United States)	30	June 2019	3,726,563	66,539	66,539
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	36	June 2019	6,048,000	300,999	300,999

TOTAL PURCHASED					560,060

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	22	June 2019	3,121,580	(3,123)	(3,123)
ICE E-mini MSCI EAFE Index Contracts (United States)	33	June 2019	3,079,560	(65,087)	(65,087)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	567	June 2019	29,977,290	(558,966)	(558,966)

TOTAL SOLD					(627,176)

TOTAL FUTURES CONTRACTS					$(67,116)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,198,567.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$196,284
Total	$196,284

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$222,464,053	$56,827	$238,274,425	$--	$97,847,141	$(82,093,596)	$--
Fidelity Series All-Sector Equity Fund	429,071,816	110,356,834	211,519,688	70,431,587	13,808,723	(47,874,614)	293,843,071
Fidelity Series Blue Chip Growth Fund	443,402,520	119,957,262	57,997,825	62,417,550	1,087,462	16,650,305	523,099,724
Fidelity Series Canada Fund	98,832,496	21,935,720	9,697,470	2,408,373	(55,881)	1,756,503	112,771,368
Fidelity Series Commodity Strategy Fund	235,237,103	133,356,931	41,838,759	16,790,674	(13,075,535)	(18,974,238)	294,705,502
Fidelity Series Emerging Markets Debt Fund	71,582,940	12,343,846	6,490,390	4,327,749	(240,962)	(3,213,165)	73,982,269
Fidelity Series Emerging Markets Fund	--	115,370,951	4,731,946	442,394	(80,196)	5,028,416	115,587,225
Fidelity Series Emerging Markets Opportunities Fund	1,027,149,604	314,044,841	104,471,394	81,670,184	(1,523,755)	(154,749,814)	1,080,449,482
Fidelity Series Floating Rate High Income Fund	25,093,502	4,036,677	13,962,846	1,342,063	(1,106,264)	645,756	14,706,825
Fidelity Series Government Money Market Fund 2.50%	180,118,828	200,216,380	295,233,194	2,924,638	--	--	85,102,014
Fidelity Series Growth Company Fund	902,132,390	263,927,640	96,946,616	102,192,126	(3,105,383)	(11,369,884)	1,054,638,147
Fidelity Series High Income Fund	154,489,571	26,643,454	53,516,682	9,968,669	(2,268,095)	280,705	125,628,953
Fidelity Series Inflation-Protected Bond Index Fund	90,992,656	13,718,140	70,872,934	715,044	(947,896)	1,545,782	34,435,748
Fidelity Series International Credit Fund	4,937,865	247,533	123,438	245,628	(1,613)	(12,203)	5,048,144
Fidelity Series International Growth Fund	995,013,836	269,634,994	102,998,397	67,215,565	(3,908,691)	(51,965,301)	1,105,776,441
Fidelity Series International Small Cap Fund	248,264,939	64,551,363	15,165,466	22,705,010	(889,380)	(41,308,928)	255,452,528
Fidelity Series International Value Fund	1,007,232,591	211,340,130	57,400,954	36,852,447	(4,048,289)	(122,889,709)	1,034,233,769
Fidelity Series Intrinsic Opportunities Fund	1,095,273,542	247,061,747	41,424,136	91,637,606	(394,050)	(104,700,772)	1,195,816,331
Fidelity Series Investment Grade Bond Fund	53,699,737	29,530,749	13,304,841	1,899,577	(198,286)	1,485,197	71,212,556
Fidelity Series Large Cap Stock Fund	970,491,938	227,503,310	101,567,122	104,990,132	(734,135)	(35,834,374)	1,059,859,617
Fidelity Series Large Cap Value Index Fund	276,330,213	47,870,868	28,254,228	13,646,128	(148,235)	2,999,055	298,797,673
Fidelity Series Long-Term Treasury Bond Index Fund	252,756,420	299,868,022	145,647,472	11,233,612	(4,246,052)	20,614,585	423,345,503
Fidelity Series Opportunistic Insights Fund	485,903,915	106,632,155	49,420,963	43,495,297	(477,396)	3,689,321	546,327,032
Fidelity Series Real Estate Equity Fund	88,578,147	981,590	93,370,139	825,806	1,459,039	2,351,363	--
Fidelity Series Real Estate Income Fund	47,880,196	9,983,047	4,892,410	3,718,324	(41,803)	1,028,566	53,957,596
Fidelity Series Short-Term Credit Fund	33,678,083	7,645,884	18,245,462	853,101	(110,698)	423,975	23,391,782
Fidelity Series Small Cap Discovery Fund	129,743,700	33,453,678	13,424,396	16,517,329	(621,455)	(11,717,970)	137,433,557
Fidelity Series Small Cap Opportunities Fund	401,012,829	99,496,447	44,493,186	48,330,770	(285,258)	(23,314,609)	432,416,223
Fidelity Series Stock Selector Large Cap Value Fund	755,175,216	167,567,924	82,230,888	67,489,773	(2,905,492)	(27,282,672)	810,324,088
Fidelity Series Value Discovery Fund	535,725,735	102,246,110	54,075,768	33,760,446	(1,314,797)	(14,886,599)	567,694,681
Total	$11,262,266,381	$3,261,581,054	$2,071,593,435	$921,047,602	$71,472,768	$(693,688,919)	$11,830,037,849

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$5,778,862	$--	$5,778,862	$--
Domestic Equity Funds	7,214,955,646	7,214,955,646	--	--
International Equity Funds	3,704,270,813	3,704,270,813	--	--
Bond Funds	802,317,594	802,317,594	--	--
Short-Term Funds	126,026,626	126,026,626	--	--
Total Investments in Securities:	$11,853,349,541	$11,847,570,679	$5,778,862	$--
Derivative Instruments:
Assets
Futures Contracts	$560,060	$560,060	$--	$--
Total Assets	$560,060	$560,060	$--	$--
Liabilities
Futures Contracts	$(627,176)	$(627,176)	$--	$--
Total Liabilities	$(627,176)	$(627,176)	$--	$--
Total Derivative Instruments:	$(67,116)	$(67,116)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(627,176)
Total Equity Risk	0	(627,176)
Interest Rate Risk
Futures Contracts	560,060	0
Total Interest Rate Risk	560,060	0
Total Value of Derivatives	$560,060	$(627,176)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,778,857)	$5,778,862
Fidelity Central Funds (cost $17,532,544)	17,532,830
Other affiliated issuers (cost $10,492,348,029)	11,830,037,849
Total Investment in Securities (cost $10,515,659,430)		$11,853,349,541
Receivable for investments sold		17,280,419
Receivable for fund shares sold		44,971,278
Distributions receivable from Fidelity Central Funds		33,316
Other receivables		23,036
Total assets		11,915,657,590
Liabilities
Payable for investments purchased	$27,553,658
Payable for fund shares redeemed	34,694,543
Accrued management fee	6,478,699
Payable for daily variation margin on futures contracts	370,853
Total liabilities		69,097,753
Net Assets		$11,846,559,837
Net Assets consist of:
Paid in capital		$10,091,588,463
Total distributable earnings (loss)		1,754,971,374
Net Assets		$11,846,559,837
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,679,537,596 ÷ 319,418,362 shares)		$11.52
Class K:
Net Asset Value, offering price and redemption price per share ($6,982,416,362 ÷ 607,060,917 shares)		$11.50
Class K6:
Net Asset Value, offering price and redemption price per share ($1,184,605,879 ÷ 103,057,202 shares)		$11.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$241,979,718
Interest		127,248
Income from Fidelity Central Funds		196,284
Total income		242,303,250
Expenses
Management fee	$76,149,695
Independent trustees' fees and expenses	53,760
Total expenses before reductions	76,203,455
Expense reductions	(27)
Total expenses after reductions		76,203,428
Net investment income (loss)		166,099,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,930
Fidelity Central Funds	(253)
Other affiliated issuers	71,472,768
Futures contracts	(6,341,552)
Capital gain distributions from underlying funds:
Affiliated issuers	679,067,884
Total net realized gain (loss)		744,254,777
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5
Fidelity Central Funds	286
Other affiliated issuers	(693,688,919)
Futures contracts	(67,116)
Total change in net unrealized appreciation (depreciation)		(693,755,744)
Net gain (loss)		50,499,033
Net increase (decrease) in net assets resulting from operations		$216,598,855

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$166,099,822	$119,339,449
Net realized gain (loss)	744,254,777	479,169,493
Change in net unrealized appreciation (depreciation)	(693,755,744)	312,072,760
Net increase (decrease) in net assets resulting from operations	216,598,855	910,581,702
Distributions to shareholders	(772,525,632)	–
Distributions to shareholders from net investment income	–	(131,450,258)
Distributions to shareholders from net realized gain	–	(213,055,694)
Total distributions	(772,525,632)	(344,505,952)
Share transactions - net increase (decrease)	1,146,558,939	7,805,021,541
Total increase (decrease) in net assets	590,632,162	8,371,097,291
Net Assets
Beginning of period	11,255,927,675	2,884,830,384
End of period	$11,846,559,837	$11,255,927,675
Other Information
Distributions in excess of net investment income end of period		$(1,076,446)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.16	$11.05	$9.93	$10.90	$11.15
Income from Investment Operations
Net investment income (loss)A	.16	.12	.15	.15	.17
Net realized and unrealized gain (loss)	–B	1.48	1.40	(.52)	.65
Total from investment operations	.16	1.60	1.55	(.37)	.82
Distributions from net investment income	(.17)	(.14)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.63)	(.35)	(.28)	(.44)	(.89)
Total distributions	(.80)	(.49)	(.43)	(.60)	(1.07)
Net asset value, end of period	$11.52	$12.16	$11.05	$9.93	$10.90
Total ReturnC	1.73%	14.59%	16.11%	(3.65)%	7.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.63%F	- %G	- %G	- %G
Expenses net of fee waivers, if any	.75%	.63%F	-%	-%	-%
Expenses net of all reductions	.75%	.63%F	-%	-%	-%
Net investment income (loss)	1.37%	1.04%	1.45%	1.49%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$3,679,538	$3,452,997	$2,884,830	$2,363,381	$2,375,308
Portfolio turnover rateE	18%	16%H	15%	17%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$11.65
Income from Investment Operations
Net investment income (loss)B	.17	.17
Net realized and unrealized gain (loss)	–C	.67
Total from investment operations	.17	.84
Distributions from net investment income	(.18)	(.15)
Distributions from net realized gain	(.63)	(.19)
Total distributions	(.81)	(.35)D
Net asset value, end of period	$11.50	$12.14
Total ReturnE,F	1.82%	7.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%	.65%I,J
Expenses net of all reductions	.64%	.65%I,J
Net investment income (loss)	1.48%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,982,416	$7,475,339
Portfolio turnover rateH	18%	16%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.194 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$11.40
Income from Investment Operations
Net investment income (loss)B	.19	.14
Net realized and unrealized gain (loss)	(.01)C	.96
Total from investment operations	.18	1.10
Distributions from net investment income	(.21)	(.16)
Distributions from net realized gain	(.63)	(.19)
Total distributions	(.84)	(.35)
Net asset value, end of period	$11.49	$12.15
Total ReturnD,E	1.96%	9.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%H,I
Expenses net of fee waivers, if any	.50%H	.50%H,I
Expenses net of all reductions	.50%H	.50%H,I
Net investment income (loss)	1.62%	1.42%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,184,606	$327,591
Portfolio turnover rateG	18%	16%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.2
Fidelity Series International Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series Growth Company Fund	8.9
Fidelity Series International Value Fund	8.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.4
75.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
International Equity Funds	31.2%
Bond Funds	6.7%
Short-Term Funds	1.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% 4/4/19 (a)
(Cost $2,309,543)	2,310,000	2,309,545
	Shares	Value

Domestic Equity Funds - 61.0%
Fidelity Series All-Sector Equity Fund (b)	13,088,359	$126,040,895
Fidelity Series Blue Chip Growth Fund (b)	15,501,549	228,647,841
Fidelity Series Commodity Strategy Fund (b)	26,964,080	128,618,659
Fidelity Series Growth Company Fund (b)	27,236,301	460,565,852
Fidelity Series Intrinsic Opportunities Fund (b)	31,987,493	526,194,265
Fidelity Series Large Cap Stock Fund (b)	31,642,141	463,557,362
Fidelity Series Large Cap Value Index Fund (b)	10,546,133	130,877,508
Fidelity Series Opportunistic Insights Fund (b)	13,671,582	238,979,253
Fidelity Series Small Cap Discovery Fund (b)	5,405,153	60,105,304
Fidelity Series Small Cap Opportunities Fund (b)	14,040,897	188,990,474
Fidelity Series Stock Selector Large Cap Value Fund (b)	29,947,413	353,379,470
Fidelity Series Value Discovery Fund (b)	19,827,028	247,639,583
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,953,472,930)		3,153,596,466

International Equity Funds - 31.2%
Fidelity Series Canada Fund (b)	4,773,058	49,210,225
Fidelity Series Emerging Markets Fund (b)	5,144,636	50,365,991
Fidelity Series Emerging Markets Opportunities Fund (b)	25,392,608	470,525,029
Fidelity Series International Growth Fund (b)	31,738,235	482,103,791
Fidelity Series International Small Cap Fund (b)	7,172,634	111,391,005
Fidelity Series International Value Fund (b)	48,515,636	451,195,414
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,553,673,403)		1,614,791,455

Bond Funds - 6.7%
Fidelity Series Emerging Markets Debt Fund (b)	3,283,185	31,485,741
Fidelity Series Floating Rate High Income Fund (b)	694,865	6,441,396
Fidelity Series High Income Fund (b)	5,822,526	54,731,749
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,535,153	15,013,794
Fidelity Series International Credit Fund (b)	172,476	1,705,788
Fidelity Series Investment Grade Bond Fund (b)	2,707,782	30,273,003
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,811,054	184,594,050
Fidelity Series Real Estate Income Fund (b)	2,195,583	23,953,808
TOTAL BOND FUNDS
(Cost $342,698,228)		348,199,329

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (c)	7,376,363	7,377,839
Fidelity Series Government Money Market Fund 2.50%(b)(d)	37,109,170	37,109,170
Fidelity Series Short-Term Credit Fund (b)	1,020,455	10,173,937
TOTAL SHORT-TERM FUNDS
(Cost $54,613,910)		54,660,946
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,906,768,014)		5,173,557,741
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,013,138)
NET ASSETS - 100%		$5,170,544,603

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	8	June 2019	$1,704,750	$6,760	$6,760
CBOT 5-Year U.S. Treasury Note Contracts (United States)	22	June 2019	2,548,219	25,135	25,135
CBOT Long Term U.S. Treasury Bond Contracts (United States)	11	June 2019	1,646,219	57,726	57,726
CBOT Long Term U.S. Treasury Bond Contracts (United States)	14	June 2019	1,739,063	30,681	30,681
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	16	June 2019	2,688,000	133,777	133,777

TOTAL PURCHASED					254,079

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	42	June 2019	5,959,380	(180,378)	(180,378)
ICE E-mini MSCI EAFE Index Contracts (United States)	7	June 2019	653,240	(13,806)	(13,806)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	228	June 2019	12,054,360	(224,771)	(224,771)

TOTAL SOLD					(418,955)

TOTAL FUTURES CONTRACTS					$(164,876)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,476,709.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78,916
Total	$78,916

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$86,342,541	$40,265	$92,405,409	$--	$25,419,336	$(19,396,733)	$--
Fidelity Series All-Sector Equity Fund	167,584,790	62,427,661	89,539,752	29,410,377	130,602	(14,562,406)	126,040,895
Fidelity Series Blue Chip Growth Fund	173,114,503	73,230,613	24,964,154	25,921,677	(234,665)	7,501,544	228,647,841
Fidelity Series Canada Fund	38,606,833	14,270,746	4,351,732	1,018,361	(81,051)	765,429	49,210,225
Fidelity Series Commodity Strategy Fund	91,934,990	67,913,057	17,970,797	6,947,524	(3,614,260)	(9,644,331)	128,618,659
Fidelity Series Emerging Markets Debt Fund	27,209,763	8,354,348	2,788,522	1,750,318	(90,187)	(1,199,661)	31,485,741
Fidelity Series Emerging Markets Fund	--	50,584,581	2,484,821	187,425	(26,772)	2,293,003	50,365,991
Fidelity Series Emerging Markets Opportunities Fund	400,892,549	174,969,393	43,666,482	34,598,832	(3,133,896)	(58,536,535)	470,525,029
Fidelity Series Floating Rate High Income Fund	10,002,475	2,804,606	6,172,142	564,070	(298,474)	104,931	6,441,396
Fidelity Series Government Money Market Fund 2.50%	70,121,042	91,298,888	124,310,760	1,209,123	--	--	37,109,170
Fidelity Series Growth Company Fund	351,980,935	158,131,938	42,604,631	43,486,172	(2,845,920)	(4,096,470)	460,565,852
Fidelity Series High Income Fund	60,175,196	17,877,292	22,526,651	4,136,829	(785,056)	(9,032)	54,731,749
Fidelity Series Inflation-Protected Bond Index Fund	35,675,631	8,432,771	29,362,336	300,729	(394,922)	662,650	15,013,794
Fidelity Series International Credit Fund	1,668,964	84,028	42,532	83,004	(551)	(4,121)	1,705,788
Fidelity Series International Growth Fund	388,374,374	162,413,350	46,324,563	28,481,470	(1,899,247)	(20,460,123)	482,103,791
Fidelity Series International Small Cap Fund	96,898,872	38,362,947	6,527,790	9,621,557	(862,791)	(16,480,233)	111,391,005
Fidelity Series International Value Fund	393,238,509	137,658,731	27,302,815	15,616,914	(3,075,307)	(49,323,704)	451,195,414
Fidelity Series Intrinsic Opportunities Fund	427,000,743	161,487,780	17,730,136	38,179,786	(226,003)	(44,338,119)	526,194,265
Fidelity Series Investment Grade Bond Fund	20,925,164	14,597,998	5,803,246	782,409	(94,866)	647,953	30,273,003
Fidelity Series Large Cap Stock Fund	379,289,030	143,560,002	43,766,734	43,344,771	(1,382,049)	(14,142,887)	463,557,362
Fidelity Series Large Cap Value Index Fund	107,932,581	34,068,116	12,188,186	5,824,344	(282,288)	1,347,285	130,877,508
Fidelity Series Long-Term Treasury Bond Index Fund	98,801,847	136,086,559	57,700,089	4,672,455	(1,378,669)	8,784,402	184,594,050
Fidelity Series Opportunistic Insights Fund	189,694,018	70,497,562	21,994,657	18,495,975	(961,852)	1,744,182	238,979,253
Fidelity Series Real Estate Equity Fund	34,294,713	463,365	36,252,452	286,222	(1,538,115)	3,032,489	--
Fidelity Series Real Estate Income Fund	18,928,290	6,729,598	2,134,347	1,569,260	(33,081)	463,348	23,953,808
Fidelity Series Short-Term Credit Fund	13,333,440	4,654,224	7,949,457	358,101	(49,586)	185,316	10,173,937
Fidelity Series Small Cap Discovery Fund	50,681,737	20,335,659	5,849,860	6,820,483	(340,644)	(4,721,588)	60,105,304
Fidelity Series Small Cap Opportunities Fund	156,598,303	61,594,463	19,155,788	20,120,799	(809,222)	(9,237,282)	188,990,474
Fidelity Series Stock Selector Large Cap Value Fund	295,167,577	106,625,099	35,133,393	28,646,860	(1,588,596)	(11,691,217)	353,379,470
Fidelity Series Value Discovery Fund	209,366,384	68,960,987	23,564,379	14,303,943	(898,759)	(6,224,650)	247,639,583
Total	$4,395,835,794	$1,898,516,627	$872,568,613	$386,739,790	$(1,376,891)	$(256,536,560)	$5,163,870,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,309,545	$--	$2,309,545	$--
Domestic Equity Funds	3,153,596,466	3,153,596,466	--	--
International Equity Funds	1,614,791,455	1,614,791,455	--	--
Bond Funds	348,199,329	348,199,329	--	--
Short-Term Funds	54,660,946	54,660,946	--	--
Total Investments in Securities:	$5,173,557,741	$5,171,248,196	$2,309,545	$--
Derivative Instruments:
Assets
Futures Contracts	$254,079	$254,079	$--	$--
Total Assets	$254,079	$254,079	$--	$--
Liabilities
Futures Contracts	$(418,955)	$(418,955)	$--	$--
Total Liabilities	$(418,955)	$(418,955)	$--	$--
Total Derivative Instruments:	$(164,876)	$(164,876)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(418,955)
Total Equity Risk	0	(418,955)
Interest Rate Risk
Futures Contracts	254,079	0
Total Interest Rate Risk	254,079	0
Total Value of Derivatives	$254,079	$(418,955)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,309,543)	$2,309,545
Fidelity Central Funds (cost $7,377,690)	7,377,839
Other affiliated issuers (cost $4,897,080,781)	5,163,870,357
Total Investment in Securities (cost $4,906,768,014)		$5,173,557,741
Receivable for investments sold		7,511,871
Receivable for fund shares sold		27,580,971
Distributions receivable from Fidelity Central Funds		13,929
Total assets		5,208,664,512
Liabilities
Payable for investments purchased	$22,741,512
Payable for fund shares redeemed	12,349,753
Accrued management fee	2,797,338
Payable for daily variation margin on futures contracts	231,306
Total liabilities		38,119,909
Net Assets		$5,170,544,603
Net Assets consist of:
Paid in capital		$4,737,703,861
Total distributable earnings (loss)		432,840,742
Net Assets		$5,170,544,603
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,490,392,687 ÷ 113,779,097 shares)		$13.10
Class K:
Net Asset Value, offering price and redemption price per share ($3,138,527,596 ÷ 239,821,361 shares)		$13.09
Class K6:
Net Asset Value, offering price and redemption price per share ($541,624,320 ÷ 41,419,655 shares)		$13.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$101,578,399
Interest		50,942
Income from Fidelity Central Funds		78,916
Total income		101,708,257
Expenses
Management fee	$31,427,424
Independent trustees' fees and expenses	21,947
Total expenses before reductions	31,449,371
Expense reductions	(71)
Total expenses after reductions		31,449,300
Net investment income (loss)		70,258,957
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,561
Fidelity Central Funds	(137)
Other affiliated issuers	(1,376,891)
Futures contracts	(2,653,024)
Capital gain distributions from underlying funds:
Affiliated issuers	285,161,391
Total net realized gain (loss)		281,144,900
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2
Fidelity Central Funds	149
Other affiliated issuers	(256,536,560)
Futures contracts	(164,876)
Total change in net unrealized appreciation (depreciation)		(256,701,285)
Net gain (loss)		24,443,615
Net increase (decrease) in net assets resulting from operations		$94,702,572

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,258,957	$44,165,758
Net realized gain (loss)	281,144,900	169,529,579
Change in net unrealized appreciation (depreciation)	(256,701,285)	107,945,915
Net increase (decrease) in net assets resulting from operations	94,702,572	321,641,252
Distributions to shareholders	(280,535,469)	–
Distributions to shareholders from net investment income	–	(48,627,128)
Distributions to shareholders from net realized gain	–	(70,153,488)
Total distributions	(280,535,469)	(118,780,616)
Share transactions - net increase (decrease)	962,985,488	3,268,247,071
Total increase (decrease) in net assets	777,152,591	3,471,107,707
Net Assets
Beginning of period	4,393,392,012	922,284,305
End of period	$5,170,544,603	$4,393,392,012
Other Information
Distributions in excess of net investment income end of period		$(1,831,367)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$12.41	$11.08	$12.06	$11.73
Income from Investment Operations
Net investment income (loss)A	.19	.14	.17	.17	.19
Net realized and unrealized gain (loss)	–B	1.64	1.57	(.59)	.72
Total from investment operations	.19	1.78	1.74	(.42)	.91
Distributions from net investment income	(.19)	(.15)	(.16)	(.17)	(.18)
Distributions from net realized gain	(.60)	(.34)	(.25)	(.39)	(.39)
Total distributions	(.79)	(.49)	(.41)	(.56)	(.58)C
Net asset value, end of period	$13.10	$13.70	$12.41	$11.08	$12.06
Total ReturnD	1.73%	14.49%	16.17%	(3.69)%	7.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.64%G	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%	.64%G	-%	-%	-%
Expenses net of all reductions	.75%	.64%G	-%	-%	-%
Net investment income (loss)	1.40%	1.06%	1.46%	1.51%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,490,393	$1,265,311	$922,284	$649,621	$527,231
Portfolio turnover rateE	18%	15%I	18%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$13.11
Income from Investment Operations
Net investment income (loss)B	.20	.19
Net realized and unrealized gain (loss)	–C	.76
Total from investment operations	.20	.95
Distributions from net investment income	(.20)	(.17)
Distributions from net realized gain	(.60)	(.20)
Total distributions	(.80)	(.37)
Net asset value, end of period	$13.09	$13.69
Total ReturnD,E	1.84%	7.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%	.65%H,I
Expenses net of all reductions	.64%	.65%H,I
Net investment income (loss)	1.50%	2.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,138,528	$2,992,599
Portfolio turnover rateF	18%	15%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$12.83
Income from Investment Operations
Net investment income (loss)B	.21	.16
Net realized and unrealized gain (loss)	–C	1.09
Total from investment operations	.21	1.25
Distributions from net investment income	(.23)	(.17)
Distributions from net realized gain	(.60)	(.20)
Total distributions	(.83)	(.38)D
Net asset value, end of period	$13.08	$13.70
Total ReturnE,F	1.97%	9.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%I,J
Expenses net of fee waivers, if any	.50%I	.50%I,J
Expenses net of all reductions	.50%I	.50%I,J
Net investment income (loss)	1.65%	1.43%J
Supplemental Data
Net assets, end of period (000 omitted)	$541,624	$135,481
Portfolio turnover rateG	18%	15%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.38 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.202 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series Growth Company Fund	8.9
Fidelity Series International Value Fund	8.8
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.7
Fidelity Series Blue Chip Growth Fund	4.4
76.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
International Equity Funds	31.2%
Bond Funds	6.8%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% 4/4/19 (a)
(Cost $479,905)	480,000	479,906
	Shares	Value

Domestic Equity Funds - 61.0%
Fidelity Series All-Sector Equity Fund (b)	3,109,791	$29,947,285
Fidelity Series Blue Chip Growth Fund (b)	3,877,461	57,192,555
Fidelity Series Commodity Strategy Fund (b)	6,731,731	32,110,355
Fidelity Series Growth Company Fund (b)	6,806,617	115,099,886
Fidelity Series Intrinsic Opportunities Fund (b)	7,914,772	130,197,996
Fidelity Series Large Cap Stock Fund (b)	7,929,263	116,163,701
Fidelity Series Large Cap Value Index Fund (b)	2,636,642	32,720,731
Fidelity Series Opportunistic Insights Fund (b)	3,429,127	59,941,148
Fidelity Series Small Cap Discovery Fund (b)	1,369,685	15,230,898
Fidelity Series Small Cap Opportunities Fund (b)	3,528,388	47,492,096
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,473,267	88,184,549
Fidelity Series Value Discovery Fund (b)	4,957,084	61,913,982
TOTAL DOMESTIC EQUITY FUNDS
(Cost $781,834,777)		786,195,182

International Equity Funds - 31.2%
Fidelity Series Canada Fund (b)	1,192,327	12,292,894
Fidelity Series Emerging Markets Fund (b)	1,282,202	12,552,754
Fidelity Series Emerging Markets Opportunities Fund (b)	6,314,455	117,006,846
Fidelity Series International Growth Fund (b)	7,888,940	119,833,004
Fidelity Series International Small Cap Fund (b)	1,789,457	27,790,262
Fidelity Series International Value Fund (b)	12,136,069	112,865,444
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $401,791,666)		402,341,204

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	807,155	7,740,612
Fidelity Series Floating Rate High Income Fund (b)	176,278	1,634,093
Fidelity Series High Income Fund (b)	1,449,857	13,628,652
Fidelity Series Inflation-Protected Bond Index Fund (b)	383,191	3,747,611
Fidelity Series International Credit Fund (b)	25,299	250,207
Fidelity Series Investment Grade Bond Fund (b)	687,137	7,682,189
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,196,509	46,093,036
Fidelity Series Real Estate Income Fund (b)	557,979	6,087,554
TOTAL BOND FUNDS
(Cost $84,813,739)		86,863,954

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (c)	1,938,520	1,938,908
Fidelity Series Government Money Market Fund 2.50% (b)(d)	9,263,487	9,263,487
Fidelity Series Short-Term Credit Fund (b)	255,671	2,549,041
TOTAL SHORT-TERM FUNDS
(Cost $13,731,811)		13,751,436
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,282,651,898)		1,289,631,682
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(736,773)
NET ASSETS - 100%		$1,288,894,909

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2	June 2019	$426,188	$1,590	$1,590
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	June 2019	694,969	6,879	6,879
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	June 2019	448,969	15,744	15,744
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	June 2019	496,875	8,687	8,687
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	June 2019	672,000	33,444	33,444

TOTAL PURCHASED					66,344

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	11	June 2019	1,560,790	(47,242)	(47,242)
ICE E-mini MSCI EAFE Index Contracts (United States)	2	June 2019	186,640	(3,945)	(3,945)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	51	June 2019	2,696,370	(50,279)	(50,279)

TOTAL SOLD					(101,466)

TOTAL FUTURES CONTRACTS					$(35,122)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $365,928.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,193
Total	$16,193

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,904,680	$26,022	$17,014,627	$--	$2,869,723	$(1,785,798)	$--
Fidelity Series All-Sector Equity Fund	31,253,568	21,553,902	19,699,863	6,315,366	44,021	(3,204,343)	29,947,285
Fidelity Series Blue Chip Growth Fund	32,253,565	27,826,612	4,547,037	5,564,195	(179,931)	1,839,346	57,192,555
Fidelity Series Canada Fund	7,202,539	5,698,155	761,141	228,194	(36,089)	189,430	12,292,894
Fidelity Series Commodity Strategy Fund	17,145,686	21,192,871	3,420,975	1,473,000	(205,617)	(2,601,610)	32,110,355
Fidelity Series Emerging Markets Debt Fund	4,840,852	3,608,404	488,780	370,837	(27,484)	(192,380)	7,740,612
Fidelity Series Emerging Markets Fund	--	12,478,774	483,199	42,219	(9,477)	566,656	12,552,754
Fidelity Series Emerging Markets Opportunities Fund	74,428,681	62,415,222	8,258,370	7,793,315	(999,371)	(10,579,316)	117,006,846
Fidelity Series Floating Rate High Income Fund	1,890,315	1,166,457	1,380,399	122,266	(13,420)	(28,860)	1,634,093
Fidelity Series Government Money Market Fund 2.50%	13,009,017	22,392,292	26,137,822	257,754	--	--	9,263,487
Fidelity Series Growth Company Fund	65,444,549	58,764,125	7,521,883	9,861,584	(607,995)	(978,910)	115,099,886
Fidelity Series High Income Fund	11,127,742	7,394,678	4,747,630	893,493	(91,659)	(54,479)	13,628,652
Fidelity Series Inflation-Protected Bond Index Fund	6,768,528	3,124,324	6,206,453	66,961	(74,127)	135,339	3,747,611
Fidelity Series International Credit Fund	244,476	12,908	6,495	12,171	(86)	(596)	250,207
Fidelity Series International Growth Fund	72,306,514	60,220,421	8,581,017	6,419,461	(576,243)	(3,536,671)	119,833,004
Fidelity Series International Small Cap Fund	18,039,162	14,780,457	1,436,727	2,169,895	(196,989)	(3,395,641)	27,790,262
Fidelity Series International Value Fund	73,255,562	55,977,840	5,361,700	3,521,058	(592,923)	(10,413,335)	112,865,444
Fidelity Series Intrinsic Opportunities Fund	79,157,527	63,590,348	2,480,933	8,330,550	(51,985)	(10,016,961)	130,197,996
Fidelity Series Investment Grade Bond Fund	3,875,761	4,708,663	1,046,143	168,978	(13,854)	157,762	7,682,189
Fidelity Series Large Cap Stock Fund	70,836,746	56,529,128	7,860,008	9,230,437	(431,566)	(2,910,599)	116,163,701
Fidelity Series Large Cap Value Index Fund	20,224,908	14,523,989	2,240,669	1,329,751	(81,248)	293,751	32,720,731
Fidelity Series Long-Term Treasury Bond Index Fund	18,521,138	35,739,454	10,149,680	1,012,841	(317,954)	2,300,078	46,093,036
Fidelity Series Opportunistic Insights Fund	35,335,440	28,538,093	3,967,455	4,203,724	(226,747)	261,817	59,941,148
Fidelity Series Real Estate Equity Fund	6,272,892	370,736	6,935,358	55,732	(243,095)	534,825	--
Fidelity Series Real Estate Income Fund	3,580,706	2,780,189	379,918	344,770	(11,216)	117,793	6,087,554
Fidelity Series Short-Term Credit Fund	2,622,315	1,692,838	1,799,070	79,340	(11,825)	44,783	2,549,041
Fidelity Series Small Cap Discovery Fund	9,487,528	7,825,011	1,053,117	1,456,648	(86,733)	(941,791)	15,230,898
Fidelity Series Small Cap Opportunities Fund	29,169,642	23,835,036	3,381,816	4,334,245	(224,951)	(1,905,815)	47,492,096
Fidelity Series Stock Selector Large Cap Value Fund	55,114,043	42,511,755	6,307,323	6,498,302	(424,924)	(2,709,002)	88,184,549
Fidelity Series Value Discovery Fund	39,075,165	28,795,425	4,293,855	3,224,690	(217,951)	(1,444,802)	61,913,982
Total	$818,389,247	$690,074,129	$167,949,463	$85,381,777	$(3,041,716)	$(50,259,329)	$1,287,212,868

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$479,906	$--	$479,906	$--
Domestic Equity Funds	786,195,182	786,195,182	--	--
International Equity Funds	402,341,204	402,341,204	--	--
Bond Funds	86,863,954	86,863,954	--	--
Short-Term Funds	13,751,436	13,751,436	--	--
Total Investments in Securities:	$1,289,631,682	$1,289,151,776	$479,906	$--
Derivative Instruments:
Assets
Futures Contracts	$66,344	$66,344	$--	$--
Total Assets	$66,344	$66,344	$--	$--
Liabilities
Futures Contracts	$(101,466)	$(101,466)	$--	$--
Total Liabilities	$(101,466)	$(101,466)	$--	$--
Total Derivative Instruments:	$(35,122)	$(35,122)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(101,466)
Total Equity Risk	0	(101,466)
Interest Rate Risk
Futures Contracts	66,344	0
Total Interest Rate Risk	66,344	0
Total Value of Derivatives	$66,344	$(101,466)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $479,905)	$479,906
Fidelity Central Funds (cost $1,938,869)	1,938,908
Other affiliated issuers (cost $1,280,233,124)	1,287,212,868
Total Investment in Securities (cost $1,282,651,898)		$1,289,631,682
Receivable for investments sold		1,870,574
Receivable for fund shares sold		10,514,482
Distributions receivable from Fidelity Central Funds		3,683
Other receivables		1,677
Total assets		1,302,022,098
Liabilities
Payable for investments purchased	$9,693,115
Payable for fund shares redeemed	2,691,506
Accrued management fee	686,240
Payable for daily variation margin on futures contracts	56,328
Total liabilities		13,127,189
Net Assets		$1,288,894,909
Net Assets consist of:
Paid in capital		$1,243,700,742
Total distributable earnings (loss)		45,194,167
Net Assets		$1,288,894,909
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($367,472,319 ÷ 31,255,278 shares)		$11.76
Class K:
Net Asset Value, offering price and redemption price per share ($784,848,434 ÷ 66,828,220 shares)		$11.74
Class K6:
Net Asset Value, offering price and redemption price per share ($136,574,156 ÷ 11,627,867 shares)		$11.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$22,456,193
Interest		10,765
Income from Fidelity Central Funds		16,193
Total income		22,483,151
Expenses
Management fee	$6,761,209
Independent trustees' fees and expenses	4,548
Total expenses before reductions	6,765,757
Expense reductions	(88)
Total expenses after reductions		6,765,669
Net investment income (loss)		15,717,482
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,761
Fidelity Central Funds	(37)
Other affiliated issuers	(3,041,716)
Futures contracts	(539,530)
Capital gain distributions from underlying funds:
Affiliated issuers	62,925,584
Total net realized gain (loss)		59,347,062
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1
Fidelity Central Funds	39
Other affiliated issuers	(50,259,329)
Futures contracts	(35,122)
Total change in net unrealized appreciation (depreciation)		(50,294,411)
Net gain (loss)		9,052,651
Net increase (decrease) in net assets resulting from operations		$24,770,133

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,717,482	$6,919,637
Net realized gain (loss)	59,347,062	26,038,634
Change in net unrealized appreciation (depreciation)	(50,294,411)	12,512,816
Net increase (decrease) in net assets resulting from operations	24,770,133	45,471,087
Distributions to shareholders	(52,942,972)	–
Distributions to shareholders from net investment income	–	(7,703,403)
Distributions to shareholders from net realized gain	–	(9,428,917)
Total distributions	(52,942,972)	(17,132,320)
Share transactions - net increase (decrease)	499,126,039	673,447,954
Total increase (decrease) in net assets	470,953,200	701,786,721
Net Assets
Beginning of period	817,941,709	116,154,988
End of period	$1,288,894,909	$817,941,709
Other Information
Distributions in excess of net investment income end of period		$(655,535)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

Years ended March 31,	2019	2018	2017	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.01	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.13	.16	.16	.10
Net realized and unrealized gain (loss)	.01	1.46	1.37	(.53)	.52
Total from investment operations	.18	1.59	1.53	(.37)	.62
Distributions from net investment income	(.16)	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.45)	(.26)	(.17)	(.17)	(.07)
Total distributions	(.62)C	(.40)D	(.30)	(.30)E	(.17)
Net asset value, end of period	$11.76	$12.20	$11.01	$9.78	$10.45
Total ReturnF	1.78%	14.50%	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%	.66%I	- %J	- %J	- %J,K
Expenses net of fee waivers, if any	.75%	.66%I	-%	-%	- %K
Expenses net of all reductions	.75%	.66%I	-%	-%	- %K
Net investment income (loss)	1.46%	1.09%	1.54%	1.67%	1.54%K
Supplemental Data
Net assets, end of period (000 omitted)	$367,472	$241,896	$116,155	$47,019	$8,968
Portfolio turnover rateG	16%	11%L	21%	31%	28%K

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.454 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.263 per share.

 E Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Annualized

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$11.65
Income from Investment Operations
Net investment income (loss)B	.19	.16
Net realized and unrealized gain (loss)	(.01)C	.68
Total from investment operations	.18	.84
Distributions from net investment income	(.17)	(.15)
Distributions from net realized gain	(.45)	(.15)
Total distributions	(.63)D	(.30)
Net asset value, end of period	$11.74	$12.19
Total ReturnE,F	1.80%	7.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%	.65%I,J
Expenses net of all reductions	.64%	.65%I,J
Net investment income (loss)	1.57%	1.92%I
Supplemental Data
Net assets, end of period (000 omitted)	$784,848	$549,158
Portfolio turnover rateG	16%	11%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.63 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.454 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.40
Income from Investment Operations
Net investment income (loss)B	.20	.14
Net realized and unrealized gain (loss)	–C	.96
Total from investment operations	.20	1.10
Distributions from net investment income	(.20)	(.15)
Distributions from net realized gain	(.45)	(.15)
Total distributions	(.65)	(.30)
Net asset value, end of period	$11.75	$12.20
Total ReturnD,E	2.05%	9.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%H,I
Expenses net of fee waivers, if any	.50%H	.50%H,I
Expenses net of all reductions	.50%H	.50%H,I
Net investment income (loss)	1.71%	1.44%I
Supplemental Data
Net assets, end of period (000 omitted)	$136,574	$26,888
Portfolio turnover rateF	16%	11%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2019

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end. In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2019 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Freedom 2010 Fund	$74,861
Fidelity Freedom 2020 Fund	180,424
Fidelity Freedom 2030 Fund	154,257

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,213,968,629	$188,185,702	$(18,494,434)	$169,691,268
Fidelity Freedom 2005 Fund	918,790,973	56,160,198	(12,612,840)	43,547,358
Fidelity Freedom 2010 Fund	5,397,227,672	511,443,822	(58,178,817)	453,265,005
Fidelity Freedom 2015 Fund	7,993,018,309	979,914,421	(61,581,830)	918,332,591
Fidelity Freedom 2020 Fund	24,840,731,808	3,172,493,452	(261,827,305)	2,910,666,147
Fidelity Freedom 2025 Fund	24,435,359,049	3,060,779,152	(339,237,248)	2,721,541,904
Fidelity Freedom 2030 Fund	28,285,481,512	4,212,042,675	(406,473,081)	3,805,569,594
Fidelity Freedom 2035 Fund	19,399,812,692	3,101,275,206	(360,218,045)	2,741,057,161
Fidelity Freedom 2040 Fund	19,512,227,914	3,331,850,576	(396,013,942)	2,935,836,634
Fidelity Freedom 2045 Fund	12,255,441,397	1,832,173,129	(266,148,490)	1,566,024,639
Fidelity Freedom 2050 Fund	10,565,517,074	1,523,980,844	(236,148,377)	1,287,832,467
Fidelity Freedom 2055 Fund	4,939,503,516	395,180,996	(161,126,771)	234,054,225
Fidelity Freedom 2060 Fund	1,289,514,513	52,436,232	(52,319,063)	117,169

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Income Fund	$5,759,593	$22,970,704	$169,691,268
Fidelity Freedom 2005 Fund	3,612,555	11,647,983	43,547,358
Fidelity Freedom 2010 Fund	16,514,017	93,665,651	453,265,005
Fidelity Freedom 2015 Fund	19,211,514	189,210,955	918,332,591
Fidelity Freedom 2020 Fund	55,028,315	677,134,613	2,910,666,147
Fidelity Freedom 2025 Fund	50,230,576	734,502,847	2,721,541,904
Fidelity Freedom 2030 Fund	33,054,298	1,042,563,637	3,805,569,594
Fidelity Freedom 2035 Fund	5,104,472	840,642,058	2,741,057,161
Fidelity Freedom 2040 Fund	3,635,746	906,486,819	2,935,836,634
Fidelity Freedom 2045 Fund	6,045,342	551,851,685	1,566,024,639
Fidelity Freedom 2050 Fund	5,959,692	470,031,584	1,287,832,467
Fidelity Freedom 2055 Fund	2,576,396	200,018,308	234,054,225
Fidelity Freedom 2060 Fund	400,512	45,587,861	117,169

The tax character of distributions paid was as follows:

March 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$85,762,017	$92,431,324	$178,193,341
Fidelity Freedom 2005 Fund	23,667,602	28,005,426	51,673,028
Fidelity Freedom 2010 Fund	147,745,652	255,632,399	403,378,051
Fidelity Freedom 2015 Fund	225,701,210	464,032,656	689,733,866
Fidelity Freedom 2020 Fund	659,329,138	1,208,075,925	1,867,405,063
Fidelity Freedom 2025 Fund	620,060,353	963,140,684	1,583,201,037
Fidelity Freedom 2030 Fund	685,028,902	1,380,090,599	2,065,119,501
Fidelity Freedom 2035 Fund	455,059,993	1,010,698,427	1,465,758,420
Fidelity Freedom 2040 Fund	459,497,027	1,084,167,920	1,543,664,947
Fidelity Freedom 2045 Fund	274,441,585	647,870,224	922,311,809
Fidelity Freedom 2050 Fund	230,344,728	542,180,904	772,525,632
Fidelity Freedom 2055 Fund	95,359,940	185,175,529	280,535,469
Fidelity Freedom 2060 Fund	20,901,956	32,041,016	52,942,972

March 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$59,848,117	$59,542,043	$119,390,160
Fidelity Freedom 2005 Fund	16,088,182	18,342,832	34,431,014
Fidelity Freedom 2010 Fund	110,846,319	175,338,147	286,184,466
Fidelity Freedom 2015 Fund	169,438,811	260,911,363	430,350,174
Fidelity Freedom 2020 Fund	485,379,607	623,034,628	1,108,414,235
Fidelity Freedom 2025 Fund	432,040,605	464,445,330	896,485,935
Fidelity Freedom 2030 Fund	523,900,861	642,379,992	1,166,280,853
Fidelity Freedom 2035 Fund	354,910,547	369,938,577	724,849,124
Fidelity Freedom 2040 Fund	367,209,112	408,996,628	776,205,740
Fidelity Freedom 2045 Fund	214,132,446	198,225,864	412,358,310
Fidelity Freedom 2050 Fund	181,104,825	163,401,127	344,505,952
Fidelity Freedom 2055 Fund	66,698,701	52,081,915	118,780,616
Fidelity Freedom 2060 Fund	10,534,555	6,597,765	17,132,320

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2019 to March 31, 2019. Loss deferrals were as follows:

Ordinary losses
Fidelity Freedom 2035 Fund	$9,540,064
Fidelity Freedom 2040 Fund	17,216,812
Fidelity Freedom 2045 Fund	10,311,779
Fidelity Freedom 2050 Fund	8,852,372
Fidelity Freedom 2055 Fund	3,808,184
Fidelity Freedom 2060 Fund	911,375

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Freedom Income Fund
Equity Risk
Futures Contracts	$209,324	$(473,698)
Total Equity Risk	$209,324	$(473,698)
Interest Rate Risk
Futures Contracts	$653,492	$94,070
Total Interest Rate Risk	653,492	94,070
Totals	$862,816	$(379,628)
Fidelity Freedom 2005 Fund
Equity Risk
Futures Contracts	$166,743	$(153,352)
Total Equity Risk	$166,743	$(153,352)
Interest Rate Risk
Futures Contracts	$153,547	$68,713
Total Interest Rate Risk	153,547	68,713
Totals	$320,290	$(84,639)
Fidelity Freedom 2010 Fund
Equity Risk
Futures Contracts	$2,051,361	$(979,390)
Total Equity Risk	$2,051,361	$(979,390)
Interest Rate Risk
Futures Contracts	$1,473,292	$485,168
Total Interest Rate Risk	1,473,292	485,168
Totals	$3,524,653	$(494,222)
Fidelity Freedom 2015 Fund
Equity Risk
Futures Contracts	$2,101,934	$(1,547,159)
Total Equity Risk	$2,101,934	$(1,547,159)
Interest Rate Risk
Futures Contracts	$2,618,236	$856,203
Total Interest Rate Risk	2,618,236	856,203
Totals	$4,720,170	$(690,956)
Fidelity Freedom 2020 Fund
Equity Risk
Futures Contracts	$12,079,298	$(5,424,174)
Total Equity Risk	$12,079,298	$(5,424,174)
Interest Rate Risk
Futures Contracts	$8,601,611	$2,712,031
Total Interest Rate Risk	8,601,611	2,712,031
Totals	$20,680,909	$(2,712,143)
Fidelity Freedom 2025 Fund
Equity Risk
Futures Contracts	$11,297,881	$(5,441,462)
Total Equity Risk	$11,297,881	$(5,441,462)
Interest Rate Risk
Futures Contracts	$9,102,485	$2,768,491
Total Interest Rate Risk	9,102,485	2,768,491
Totals	$20,400,366	$(2,672,971)
Fidelity Freedom 2030 Fund
Equity Risk
Futures Contracts	$(3,334,032)	$(6,591,592)
Total Equity Risk	$(3,334,032)	$(6,591,592)
Interest Rate Risk
Futures Contracts	$6,245,944	$2,896,285
Total Interest Rate Risk	6,245,944	2,896,285
Totals	$2,911,912	$(3,695,307)
Fidelity Freedom 2035 Fund
Equity Risk
Futures Contracts	$(2,668,622)	$(4,985,530)
Total Equity Risk	$(2,668,622)	$(4,985,530)
Interest Rate Risk
Futures Contracts	$(2,256,815)	$2,371,955
Total Interest Rate Risk	(2,256,815)	2,371,955
Totals	$(4,925,437)	$(2,613,575)
Fidelity Freedom 2040 Fund
Equity Risk
Futures Contracts	$(21,584,731)	$(1,304,290)
Total Equity Risk	$(21,584,731)	$(1,304,290)
Interest Rate Risk
Futures Contracts	$9,444,207	$1,022,431
Total Interest Rate Risk	9,444,207	1,022,431
Totals	$(12,140,524)	$(281,859)
Fidelity Freedom 2045 Fund
Equity Risk
Futures Contracts	$(12,327,262)	$(759,120)
Total Equity Risk	$(12,327,262)	$(759,120)
Interest Rate Risk
Futures Contracts	$4,999,083	$650,619
Total Interest Rate Risk	4,999,083	650,619
Totals	$(7,328,179)	$(108,501)
Fidelity Freedom 2050 Fund
Equity Risk
Futures Contracts	$(10,077,450)	$(627,176)
Total Equity Risk	$(10,077,450)	$(627,176)
Interest Rate Risk
Futures Contracts	$3,735,898	$560,060
Total Interest Rate Risk	$3,735,898	560,060
Totals	$(6,341,552)	$(67,116)
Fidelity Freedom 2055 Fund
Equity Risk
Futures Contracts	$(3,341,645)	$(418,955)
Total Equity Risk	$(3,341,645)	$(418,955)
Interest Rate Risk
Futures Contracts	$688,621	$254,079
Total Interest Rate Risk	688,621	254,079
Totals	$(2,653,024)	$(164,876)
Fidelity Freedom 2060 Fund
Equity Risk
Futures Contracts	$(375,861)	$(101,466)
Total Equity Risk	$(375,861)	$(101,466)
Interest Rate Risk
Futures Contracts	$(163,669)	$66,344
Total Interest Rate Risk	(163,669)	66,344
Totals	$(539,530)	$(35,122)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	775,889,147	1,101,124,661
Fidelity Freedom 2005 Fund	255,834,333	311,311,625
Fidelity Freedom 2010 Fund	1,211,013,474	1,776,731,653
Fidelity Freedom 2015 Fund	1,772,221,549	2,805,256,163
Fidelity Freedom 2020 Fund	5,284,691,893	6,849,440,457
Fidelity Freedom 2025 Fund	5,819,668,403	5,188,721,679
Fidelity Freedom 2030 Fund	6,812,366,543	5,571,735,286
Fidelity Freedom 2035 Fund	5,375,086,963	3,989,800,121
Fidelity Freedom 2040 Fund	5,047,115,873	3,819,697,866
Fidelity Freedom 2045 Fund	3,594,264,891	2,380,349,321
Fidelity Freedom 2050 Fund	3,261,581,054	2,071,593,435
Fidelity Freedom 2055 Fund	1,898,516,627	872,568,613
Fidelity Freedom 2060 Fund	690,074,129	167,949,463

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Prior to June 1, 2017, the investment advisor provided the Funds with investment management related services. The Funds did not pay any fees for these services. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K and K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.482%	.428%
Fidelity Freedom 2010 Fund	.525%	.461%
Fidelity Freedom 2015 Fund	.567%	.496%
Fidelity Freedom 2020 Fund	.610%	.531%
Fidelity Freedom 2025 Fund	.652%	.566%
Fidelity Freedom 2030 Fund	.695%	.601%
Fidelity Freedom 2035 Fund	.737%	.636%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.373%
Fidelity Freedom 2010 Fund	.392%
Fidelity Freedom 2015 Fund	.412%
Fidelity Freedom 2020 Fund	.431%
Fidelity Freedom 2025 Fund	.450%
Fidelity Freedom 2030 Fund	.470%
Fidelity Freedom 2035 Fund	.489%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Value Discovery Fund, ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Intrinsic Opportunities Fund and Fidelity Series Growth & Income Fund which are affiliated investment companies managed by FMR.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Fund
Fidelity Freedom Income Fund	$21,943,732	$5,248,386
Fidelity Freedom 2005 Fund	9,132,913	818,016
Fidelity Freedom 2010 Fund	82,938,352	17,423,248
Fidelity Freedom 2015 Fund	132,300,852	26,218,924
Fidelity Freedom 2020 Fund	349,185,809	55,046,914
Fidelity Freedom 2025 Fund	312,149,126	36,476,750
Fidelity Freedom 2030 Fund	443,448,822	45,658,987
Fidelity Freedom 2035 Fund	315,567,651	25,385,650
Fidelity Freedom 2040 Fund	341,654,429	31,022,107
Fidelity Freedom 2045 Fund	165,214,747	12,941,012
Fidelity Freedom 2050 Fund	136,449,649	10,462,773
Fidelity Freedom 2055 Fund	44,625,815	2,684,111
Fidelity Freedom 2060 Fund	6,196,209	137,579

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Fidelity Freedom Income Fund	$229
Fidelity Freedom 2005 Fund	206
Fidelity Freedom 2010 Fund	121
Fidelity Freedom 2015 Fund	118
Fidelity Freedom 2020 Fund	193
Fidelity Freedom 2025 Fund	59
Fidelity Freedom 2030 Fund	55
Fidelity Freedom 2035 Fund	351
Fidelity Freedom 2040 Fund	42
Fidelity Freedom 2045 Fund	36
Fidelity Freedom 2050 Fund	27
Fidelity Freedom 2055 Fund	71
Fidelity Freedom 2060 Fund	88

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2019	Year ended March 31, 2018(a)
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$102,717,403	$–
Class K	70,626,011	–
Class K6	4,849,927	–
Total	$178,193,341	$–
From net investment income
Fidelity Freedom Income Fund	$–	$34,335,271
Class K	–	17,390,446
Class K6	–	223,737
Total	$–	$51,949,454
From net realized gain
Fidelity Freedom Income Fund	$–	$44,712,535
Class K	–	22,488,873
Class K6	–	239,298
Total	$–	$67,440,706
Fidelity Freedom 2005 Fund
Distributions to shareholders
Fidelity Freedom 2005 Fund	$29,853,841	$–
Class K	20,287,074	–
Class K6	1,532,113	–
Total	$51,673,028	$–
From net investment income
Fidelity Freedom 2005 Fund	$–	$8,256,167
Class K	–	5,348,186
Class K6	–	66,981
Total	$–	$13,671,334
From net realized gain
Fidelity Freedom 2005 Fund	$–	$14,263,444
Class K	–	6,417,819
Class K6	–	78,417
Total	$–	$20,759,680
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$253,919,287	$–
Class K	139,656,036	–
Class K6	9,802,728	–
Total	$403,378,051	$–
From net investment income
Fidelity Freedom 2010 Fund	$–	$59,450,122
Class K	–	33,379,063
Class K6	–	446,466
Total	$–	$93,275,651
From net realized gain
Fidelity Freedom 2010 Fund	$–	$138,121,654
Class K	–	54,086,430
Class K6	–	700,731
Total	$–	$192,908,815
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$377,354,021	$–
Class K	287,986,155	–
Class K6	24,393,690	–
Total	$689,733,866	$–
From net investment income
Fidelity Freedom 2015 Fund	$–	$75,356,851
Class K	–	62,744,245
Class K6	–	834,279
Total	$–	$138,935,375
From net realized gain
Fidelity Freedom 2015 Fund	$–	$187,400,162
Class K	–	102,672,333
Class K6	–	1,342,304
Total	$–	$291,414,799
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$826,399,967	$–
Class K	956,998,176	–
Class K6	84,006,920	–
Total	$1,867,405,063	$–
From net investment income
Fidelity Freedom 2020 Fund	$–	$170,977,599
Class K	–	214,523,078
Class K6	–	3,160,558
Total	$–	$388,661,235
From net realized gain
Fidelity Freedom 2020 Fund	$–	$406,127,361
Class K	–	309,195,087
Class K6	–	4,430,552
Total	$–	$719,753,000
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$643,389,684	$–
Class K	845,201,451	–
Class K6	94,609,902	–
Total	$1,583,201,037	$–
From net investment income
Fidelity Freedom 2025 Fund	$–	$135,746,842
Class K	–	196,874,291
Class K6	–	4,557,308
Total	$–	$337,178,441
From net realized gain
Fidelity Freedom 2025 Fund	$–	$300,732,953
Class K	–	252,816,654
Class K6	–	5,757,887
Total	$–	$559,307,494
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$832,766,884	$–
Class K	1,115,314,992	–
Class K6	117,037,625	–
Total	$2,065,119,501	$–
From net investment income
Fidelity Freedom 2030 Fund	$–	$152,399,042
Class K	–	237,812,270
Class K6	–	6,564,512
Total	$–	$396,775,824
From net realized gain
Fidelity Freedom 2030 Fund	$–	$413,872,411
Class K	–	346,196,136
Class K6	–	9,436,482
Total	$–	$769,505,029
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$550,912,169	$–
Class K	813,680,040	–
Class K6	101,166,211	–
Total	$1,465,758,420	$–
From net investment income
Fidelity Freedom 2035 Fund	$–	$87,722,896
Class K	–	162,011,402
Class K6	–	5,709,559
Total	$–	$255,443,857
From net realized gain
Fidelity Freedom 2035 Fund	$–	$240,142,544
Class K	–	221,611,338
Class K6	–	7,651,385
Total	$–	$469,405,267
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$581,170,903	$–
Class K	864,717,475	–
Class K6	97,776,569	–
Total	$1,543,664,947	$–
From net investment income
Fidelity Freedom 2040 Fund	$–	$90,536,406
Class K	–	170,937,500
Class K6	–	4,789,254
Total	$–	$266,263,160
From net realized gain
Fidelity Freedom 2040 Fund	$–	$261,248,683
Class K	–	242,057,363
Class K6	–	6,636,534
Total	$–	$509,942,580
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$293,629,110	$–
Class K	563,596,638	–
Class K6	65,086,061	–
Total	$922,311,809	$–
From net investment income
Fidelity Freedom 2045 Fund	$–	$44,250,979
Class K	–	109,126,440
Class K6	–	2,701,118
Total	$–	$156,078,537
From net realized gain
Fidelity Freedom 2045 Fund	$–	$114,572,629
Class K	–	138,369,458
Class K6	–	3,337,686
Total	$–	$256,279,773
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$241,462,546	$–
Class K	478,387,408	–
Class K6	52,675,678	–
Total	$772,525,632	$–
From net investment income
Fidelity Freedom 2050 Fund	$–	$36,777,044
Class K	–	92,715,220
Class K6	–	1,957,994
Total	$–	$131,450,258
From net realized gain
Fidelity Freedom 2050 Fund	$–	$93,839,199
Class K	–	116,797,064
Class K6	–	2,419,431
Total	$–	$213,055,694
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$81,845,595	$–
Class K	178,822,212	–
Class K6	19,867,662	–
Total	$280,535,469	$–
From net investment income
Fidelity Freedom 2055 Fund	$–	$12,886,343
Class K	–	34,941,200
Class K6	–	799,585
Total	$–	$48,627,128
From net realized gain
Fidelity Freedom 2055 Fund	$–	$27,949,675
Class K	–	41,275,560
Class K6	–	928,253
Total	$–	$70,153,488
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$15,371,631	$–
Class K	33,767,760	–
Class K6	3,803,581	–
Total	$52,942,972	$–
From net investment income
Fidelity Freedom 2060 Fund	$–	$2,107,103
Class K	–	5,444,764
Class K6	–	151,536
Total	$–	$7,703,403
From net realized gain
Fidelity Freedom 2060 Fund	$–	$3,721,242
Class K	–	5,555,128
Class K6	–	152,547
Total	$–	$9,428,917

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2019	Year ended March 31, 2018(a)	Year ended March 31, 2019	Year ended March 31, 2018(a)
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	25,058,541	27,221,111	$286,757,008	$320,765,917
Reinvestment of distributions	8,973,666	6,605,290	100,623,614	77,395,265
Shares redeemed	(41,698,472)	(38,028,513)	(476,864,729)	(447,668,101)
Net increase (decrease)	(7,666,265)	(4,202,112)	$(89,484,107)	$(49,506,919)
Class K
Shares sold	24,707,642	23,453,639	$282,292,785	$277,296,475
Issued in exchange for the shares of Fidelity Freedom K Income Fund	–	136,520,990	–	1,613,678,107
Reinvestment of distributions	6,301,112	3,392,232	70,626,011	39,879,319
Shares redeemed	(57,099,968)	(29,017,558)	(651,962,576)	(343,144,692)
Net increase (decrease)	(26,091,214)	134,349,303	$(299,043,780)	$1,587,709,209
Class K6
Shares sold	13,449,555	3,890,192	$152,953,366	$45,935,962
Reinvestment of distributions	436,212	39,381	4,849,927	463,035
Shares redeemed	(2,583,945)	(569,053)	(29,297,281)	(6,709,845)
Net increase (decrease)	11,301,822	3,360,520	$128,506,012	$39,689,152
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	8,707,889	7,378,209	$105,898,952	$92,645,422
Reinvestment of distributions	2,498,926	1,791,008	29,581,031	22,315,999
Shares redeemed	(12,238,570)	(9,828,104)	(149,557,798)	(123,356,983)
Net increase (decrease)	(1,031,755)	(658,887)	$(14,077,815)	$(8,395,562)
Class K
Shares sold	9,255,304	9,369,547	$113,037,972	$118,391,743
Issued in exchange for the shares of Fidelity Freedom K 2005 Fund	–	32,823,330	–	412,589,249
Reinvestment of distributions	1,716,365	938,278	20,287,074	11,766,005
Shares redeemed	(15,495,358)	(9,282,767)	(188,855,616)	(117,477,612)
Net increase (decrease)	(4,523,689)	33,848,388	$(55,530,570)	$425,269,385
Class K6
Shares sold	3,528,841	893,756	$42,992,307	$11,275,207
Reinvestment of distributions	131,530	11,585	1,532,113	145,398
Shares redeemed	(1,034,182)	(106,187)	(12,433,043)	(1,340,558)
Net increase (decrease)	2,626,189	799,154	$32,091,377	$10,080,047
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	22,137,663	23,767,583	$343,265,947	$381,761,384
Reinvestment of distributions	16,784,206	12,229,853	250,047,842	194,626,240
Shares redeemed	(48,968,002)	(49,294,217)	(758,581,263)	(791,146,041)
Net increase (decrease)	(10,046,133)	(13,296,781)	$(165,267,474)	$(214,758,417)
Class K
Shares sold	18,984,925	20,322,144	$293,919,487	$328,782,786
Issued in exchange for the shares of Fidelity Freedom K 2010 Fund	–	158,527,428	–	2,547,535,809
Reinvestment of distributions	9,374,907	5,452,961	139,656,036	87,465,493
Shares redeemed	(53,900,418)	(34,234,425)	(833,905,445)	(555,204,634)
Net increase (decrease)	(25,540,586)	150,068,108	$(400,329,922)	$2,408,579,454
Class K6
Shares sold	12,241,190	4,164,658	$189,424,821	$67,215,211
Reinvestment of distributions	670,199	71,521	9,802,728	1,147,196
Shares redeemed	(2,696,778)	(490,870)	(41,281,520)	(7,955,488)
Net increase (decrease)	10,214,611	3,745,309	$157,946,029	$60,406,919
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	68,644,548	72,616,042	$886,402,243	$968,356,768
Reinvestment of distributions	30,420,107	19,682,696	373,367,843	260,136,127
Shares redeemed	(112,629,257)	(104,001,992)	(1,453,808,319)	(1,384,215,146)
Net increase (decrease)	(13,564,602)	(11,703,254)	$(194,038,233)	$(155,722,251)
Class K
Shares sold	48,472,774	57,486,192	$623,037,344	$773,133,070
Issued in exchange for the shares of Fidelity Freedom K 2015 Fund	–	357,299,109	–	4,748,505,056
Reinvestment of distributions	23,474,505	12,372,220	287,986,155	165,416,578
Shares redeemed	(145,174,941)	(79,691,095)	(1,869,172,103)	(1,075,934,728)
Net increase (decrease)	(73,227,662)	347,466,426	$(958,148,604)	$4,611,119,976
Class K6
Shares sold	35,938,671	10,514,183	$463,016,828	$140,899,779
Reinvestment of distributions	2,034,205	162,796	24,393,690	2,176,583
Shares redeemed	(7,934,238)	(2,096,076)	(100,776,398)	(28,077,012)
Net increase (decrease)	30,038,638	8,580,903	$386,634,120	$114,999,350
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	174,048,484	152,441,221	$2,786,786,989	$2,504,940,140
Reinvestment of distributions	53,655,013	35,050,498	818,525,498	571,436,446
Shares redeemed	(226,928,918)	(187,167,034)	(3,635,996,707)	(3,072,056,561)
Net increase (decrease)	774,579	324,685	$(30,684,220)	$4,320,025
Class K
Shares sold	159,909,895	159,801,375	$2,553,281,316	$2,656,458,207
Issued in exchange for the shares of Fidelity Freedom K 2020 Fund	–	997,191,746	–	16,284,141,352
Reinvestment of distributions	62,766,863	31,625,493	956,998,176	523,718,165
Shares redeemed	(375,652,943)	(181,091,802)	(6,006,032,882)	(3,024,255,229)
Net increase (decrease)	(152,976,185)	1,007,526,812	$(2,495,753,390)	$16,440,062,495
Class K6
Shares sold	99,609,081	31,475,610	$1,599,046,170	$521,683,894
Reinvestment of distributions	5,641,608	458,124	84,006,920	7,591,110
Shares redeemed	(17,989,116)	(3,147,676)	(282,730,830)	(52,491,121)
Net increase (decrease)	87,261,573	28,786,058	$1,400,322,260	$476,783,883
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	190,997,403	158,726,717	$2,665,870,688	$2,259,361,477
Reinvestment of distributions	48,080,617	30,656,487	639,002,472	433,261,289
Shares redeemed	(208,942,009)	(151,675,334)	(2,921,895,528)	(2,154,686,419)
Net increase (decrease)	30,136,011	37,707,870	$382,977,632	$537,936,347
Class K
Shares sold	219,109,631	199,976,963	$3,047,407,947	$2,881,263,698
Issued in exchange for the shares of Fidelity Freedom K 2025 Fund	–	1,039,138,058	–	14,641,455,337
Reinvestment of distributions	63,709,142	31,228,538	845,201,451	449,690,945
Shares redeemed	(385,355,828)	(171,473,684)	(5,360,718,475)	(2,483,694,512)
Net increase (decrease)	(102,537,055)	1,098,869,875	$(1,468,109,077)	$15,488,715,468
Class K6
Shares sold	143,847,621	47,051,793	$2,010,911,795	$673,422,348
Reinvestment of distributions	7,306,902	715,836	94,609,902	10,315,195
Shares redeemed	(19,510,064)	(4,172,324)	(267,428,812)	(60,270,553)
Net increase (decrease)	131,644,459	43,595,305	$1,838,092,885	$623,466,990
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	150,298,688	123,266,681	$2,620,161,152	$2,193,032,389
Reinvestment of distributions	50,125,929	31,803,918	826,346,269	561,630,140
Shares redeemed	(154,952,069)	(126,546,656)	(2,709,471,936)	(2,245,714,755)
Net increase (decrease)	45,472,548	28,523,943	$737,035,485	$508,947,774
Class K
Shares sold	187,359,164	159,214,941	$3,255,368,824	$2,878,963,957
Issued in exchange for the shares of Fidelity Freedom K 2030 Fund	–	980,848,240	–	17,213,886,716
Reinvestment of distributions	67,704,007	32,337,117	1,115,314,992	584,008,406
Shares redeemed	(317,489,316)	(148,080,700)	(5,520,962,244)	(2,692,845,198)
Net increase (decrease)	(62,426,145)	1,024,319,598	$(1,150,278,428)	$17,984,013,881
Class K6
Shares sold	114,242,961	47,995,734	$1,995,309,716	$858,334,852
Reinvestment of distributions	7,297,869	885,011	117,037,625	16,000,993
Shares redeemed	(13,537,858)	(3,213,471)	(231,723,598)	(58,671,562)
Net increase (decrease)	108,002,972	45,667,274	$1,880,623,743	$815,664,283
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	138,496,945	110,962,220	$2,037,156,074	$1,654,304,549
Reinvestment of distributions	39,740,764	21,957,182	547,688,796	325,960,643
Shares redeemed	(136,013,816)	(99,897,658)	(2,013,190,111)	(1,486,838,456)
Net increase (decrease)	42,223,893	33,021,744	$571,654,759	$493,426,736
Class K
Shares sold	185,251,656	152,904,028	$2,714,632,551	$2,323,823,499
Issued in exchange for the shares of Fidelity Freedom K 2035 Fund	–	810,190,579	–	11,861,189,816
Reinvestment of distributions	59,222,839	25,155,590	813,680,040	383,622,740
Shares redeemed	(289,910,315)	(133,107,016)	(4,248,047,149)	(2,040,612,137)
Net increase (decrease)	(45,435,820)	855,143,181	$(719,734,558)	$12,528,023,918
Class K6
Shares sold	112,638,479	48,428,487	$1,660,559,280	$727,016,849
Reinvestment of distributions	7,583,919	875,553	101,166,211	13,360,944
Shares redeemed	(13,041,070)	(2,447,780)	(187,832,399)	(37,752,360)
Net increase (decrease)	107,181,328	46,856,260	$1,573,893,092	$702,625,433
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	182,072,693	136,619,831	$1,878,923,853	$1,431,492,061
Reinvestment of distributions	59,905,740	33,488,676	576,239,377	348,747,375
Shares redeemed	(185,049,244)	(139,529,622)	(1,921,335,739)	(1,457,941,134)
Net increase (decrease)	56,929,189	30,578,885	$533,827,491	$322,298,302
Class K
Shares sold	258,792,906	204,272,570	$2,655,852,866	$2,180,144,652
Issued in exchange for the shares of Fidelity Freedom K 2040 Fund	–	1,209,417,175	–	12,432,808,583
Reinvestment of distributions	90,012,951	38,561,612	864,717,475	412,994,864
Shares redeemed	(418,657,133)	(192,024,994)	(4,307,896,378)	(2,069,340,268)
Net increase (decrease)	(69,851,276)	1,260,226,363	$(787,326,037)	$12,956,607,831
Class K6
Shares sold	146,798,962	63,538,724	$1,520,211,796	$671,238,294
Reinvestment of distributions	10,519,511	1,066,834	97,776,569	11,425,788
Shares redeemed	(16,104,067)	(3,427,354)	(162,433,213)	(37,056,376)
Net increase (decrease)	141,214,406	61,178,204	$1,455,555,152	$645,607,706
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	119,195,819	83,678,942	$1,394,706,563	$990,525,865
Reinvestment of distributions	26,703,997	13,350,262	291,331,809	157,549,317
Shares redeemed	(108,800,376)	(72,278,251)	(1,284,013,422)	(853,762,795)
Net increase (decrease)	37,099,440	24,750,953	$402,024,950	$294,312,387
Class K
Shares sold	183,374,163	138,438,372	$2,134,406,191	$1,672,115,670
Issued in exchange for the shares of Fidelity Freedom K 2045 Fund	–	680,392,245	–	7,906,157,717
Reinvestment of distributions	51,875,559	20,403,619	563,596,638	247,495,898
Shares redeemed	(261,085,998)	(114,898,251)	(3,037,292,345)	(1,401,257,211)
Net increase (decrease)	(25,836,276)	724,335,985	$(339,289,516)	$8,424,512,074
Class K6
Shares sold	99,663,304	35,416,332	$1,164,218,713	$424,716,328
Reinvestment of distributions	6,200,558	497,430	65,086,061	6,038,804
Shares redeemed	(9,815,182)	(1,761,820)	(111,945,159)	(21,547,868)
Net increase (decrease)	96,048,680	34,151,942	$1,117,359,615	$409,207,264
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	104,143,856	75,824,728	$1,224,783,503	$902,647,093
Reinvestment of distributions	21,745,643	10,861,802	238,582,101	128,951,626
Shares redeemed	(90,449,638)	(63,697,605)	(1,071,655,417)	(756,367,850)
Net increase (decrease)	35,439,861	22,988,925	$391,710,187	$275,230,869
Class K
Shares sold	175,911,537	122,562,514	$2,056,748,125	$1,491,197,304
Issued in exchange for the shares of Fidelity Freedom K 2050 Fund	–	572,849,516	–	6,690,882,218
Reinvestment of distributions	43,756,458	17,173,138	478,387,408	209,512,284
Shares redeemed	(228,313,958)	(96,878,288)	(2,677,330,866)	(1,187,384,579)
Net increase (decrease)	(8,645,963)	615,706,880	$(142,195,333)	$7,204,207,227
Class K6
Shares sold	80,095,292	28,136,620	$947,863,380	$340,101,592
Reinvestment of distributions	4,987,171	358,805	52,675,678	4,377,425
Shares redeemed	(8,983,925)	(1,536,761)	(103,494,973)	(18,895,572)
Net increase (decrease)	76,098,538	26,958,664	$897,044,085	$325,583,445
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	53,445,059	38,370,551	$709,023,239	$515,078,307
Reinvestment of distributions	6,462,035	2,987,887	80,509,228	40,144,179
Shares redeemed	(38,484,032)	(23,349,667)	(514,580,553)	(313,087,284)
Net increase (decrease)	21,423,062	18,008,771	$274,951,914	$242,135,202
Class K
Shares sold	98,682,302	61,914,305	$1,305,321,274	$850,947,947
Issued in exchange for the shares of Fidelity Freedom K 2055 Fund	–	187,145,598	–	2,460,964,568
Reinvestment of distributions	14,422,538	5,543,037	178,822,212	76,216,759
Shares redeemed	(91,913,657)	(35,972,762)	(1,217,064,799)	(496,645,456)
Net increase (decrease)	21,191,183	218,630,178	$267,078,687	$2,891,483,818
Class K6
Shares sold	33,803,827	10,467,862	$452,490,356	$142,591,736
Reinvestment of distributions	1,656,647	125,661	19,867,662	1,727,838
Shares redeemed	(3,933,170)	(701,172)	(51,403,131)	(9,691,523)
Net increase (decrease)	31,527,304	9,892,351	$420,954,887	$134,628,051
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	20,107,238	13,553,573	$237,700,369	$162,527,190
Reinvestment of distributions	1,350,122	472,322	14,977,346	5,668,501
Shares redeemed	(10,024,630)	(4,749,212)	(119,574,619)	(56,963,732)
Net increase (decrease)	11,432,730	9,276,683	$133,103,096	$111,231,959
Class K
Shares sold	43,960,200	21,671,635	$518,763,344	$266,499,060
Issued in exchange for the shares of Fidelity Freedom K 2060 Fund	–	30,017,564	–	350,605,136
Reinvestment of distributions	3,063,146	897,950	33,767,760	10,999,891
Shares redeemed	(25,243,734)	(7,538,541)	(298,055,315)	(92,630,473)
Net increase (decrease)	21,779,612	45,048,608	$254,475,789	$535,473,614
Class K6
Shares sold	10,340,589	2,364,906	$122,533,903	$28,724,895
Reinvestment of distributions	354,539	24,823	3,803,581	304,083
Shares redeemed	(1,270,778)	(186,212)	(14,790,330)	(2,286,597)
Net increase (decrease)	9,424,350	2,203,517	$111,547,154	$26,742,381

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund
Fidelity Series Small Cap Opportunities Fund	-	-	11%	16%	13%	14%	-
Fidelity Series Investment Grade Bond Fund	-	25%	21%	19%	-	-	-
Fidelity Series All-Sector Equity Fund	-	-	10%	15%	13%	15%	-
Fidelity Series Emerging Markets Opportunities Fund	-	12%	12%	16%	13%	13%	-
Fidelity Series Inflation-Protected Bond Index Fund	10%	24%	19%	-	-	-	-
Fidelity Series High Income Fund	-	13%	13%	15%	-	13%	-
Fidelity Series Floating Rate High Income Fund	-	14%	13%	16%	11%	11%	-
Fidelity Series Real Estate Income Fund	-	14%	14%	16%	11%	11%	-
Fidelity Series Commodity Strategy Fund	-	14%	13%	16%	11%	12%	-
Fidelity Series International Growth Fund	-	11%	12%	16%	13%	14%	-
Fidelity Series International Value Fund	-	11%	12%	16%	13%	14%	-
Fidelity Series International Small Cap Fund	-	11%	12%	16%	13%	14%	-
Fidelity Series Emerging Markets Debt Fund	-	14%	14%	16%	11%	11%	-
Fidelity Series Value Discovery Fund	-	-	11%	15%	13%	14%	-
Fidelity Series Intrinsic Opportunities Fund	-	11%	12%	18%	15%	16%	-
Fidelity Series Large Cap Stock Fund	-	-	11%	16%	13%	14%	-
Fidelity Series Opportunistic Insights Fund	-	-	11%	15%	13%	14%	-
Fidelity Series Stock Selector Large Cap Value Fund	-	-	11%	16%	13%	14%	-
Fidelity Series Growth Company Fund	-	11%	12%	17%	15%	16%	10%
Fidelity Series Blue Chip Growth Fund	-	11%	12%	18%	15%	16%	-
Fidelity Series Large Cap Value Index Fund	-	11%	12%	17%	14%	15%	-
Fidelity Series Small Cap Discovery Fund	-	11%	13%	18%	15%	15%	-
Fidelity Series Short-Term Credit Fund	11%	26%	18%	-	-	-	-
Fidelity Series Government Money Market Fund	11%	26%	18%	-	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	-	13%	14%	17%	12%	-	-
Fidelity Series International Credit Fund	-	18%	15%	15%	-	-	-
Fidelity Series Canada Fund	-	11%	12%	16%	13%	14%	-
Fidelity Series Emerging Markets Fund	-	12%	12%	16%	13%	13%	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Small Cap Opportunities Fund	90%
Fidelity Series Investment Grade Bond Fund	91%
Fidelity Series All-Sector Equity Fund	88%
Fidelity Series Emerging Markets Opportunities Fund	91%
Fidelity Series Inflation-Protected Bond Index Fund	82%
Fidelity Series High Income Fund	91%
Fidelity Series Floating Rate High Income Fund	91%
Fidelity Series Real Estate Income Fund	91%
Fidelity Series Commodity Strategy Fund	91%
Fidelity Series International Growth Fund	91%
Fidelity Series International Value Fund	91%
Fidelity Series International Small Cap Fund	91%
Fidelity Series Emerging Markets Debt Fund	91%
Fidelity Series Value Discovery Fund	86%
Fidelity Series Intrinsic Opportunities Fund	100%
Fidelity Series Large Cap Stock Fund	88%
Fidelity Series Opportunistic Insights Fund	87%
Fidelity Series Stock Selector Large Cap Value Fund	90%
Fidelity Series Growth Company Fund	100%
Fidelity Series Blue Chip Growth Fund	100%
Fidelity Series Large Cap Value Index Fund	95%
Fidelity Series Small Cap Discovery Fund	100%
Fidelity Series Short-Term Credit Fund	91%
Fidelity Series Government Money Market Fund	91%
Fidelity Series Long-Term Treasury Bond Index Fund	83%
Fidelity Series International Credit Fund	91%
Fidelity Series Canada Fund	91%
Fidelity Series Emerging Markets Fund	91%

11. Prior Year Merger Information.

On September 8, 2017, each Surviving Fund acquired all of the assets and assumed all of the liabilities of each Target Fund pursuant to each Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of Class K shares of each Surviving Fund for corresponding shares then outstanding of each Target Fund, at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 20, 2017. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Combined total net assets after the acquisition were as follows:

Target Funds	Securities	Unrealized appreciation (depreciation)	Net Assets	Surviving Funds	Net assets	Total net assets after the acquisition
Fidelity Freedom K 2005 Fund	$412,419,889	$40,449,279	$412,589,249	Fidelity Freedom 2005 Fund	$610,614,214	$1,023,203,463
Fidelity Freedom K 2010 Fund	2,546,556,623	329,226,460	2,547,535,809	Fidelity Freedom 2010 Fund	4,238,458,400	6,785,994,209
Fidelity Freedom K 2015 Fund	4,746,815,623	696,286,166	4,748,505,056	Fidelity Freedom 2015 Fund	5,645,731,933	10,394,236,989
Fidelity Freedom K 2020 Fund	16,278,675,415	2,424,773,804	16,284,141,352	Fidelity Freedom 2020 Fund	13,414,449,646	29,698,590,998
Fidelity Freedom K 2025 Fund	14,636,906,056	2,237,270,202	14,641,455,337	Fidelity Freedom 2025 Fund	11,194,758,422	25,836,213,759
Fidelity Freedom K 2030 Fund	17,209,401,290	3,150,938,702	17,213,886,716	Fidelity Freedom 2030 Fund	12,912,345,253	30,126,231,969
Fidelity Freedom K 2035 Fund	11,858,805,237	2,326,083,837	11,861,189,816	Fidelity Freedom 2035 Fund	8,269,361,979	20,130,551,795
Fidelity Freedom K 2040 Fund	12,430,342,176	2,512,607,175	12,432,808,583	Fidelity Freedom 2040 Fund	8,489,396,048	20,922,204,631
Fidelity Freedom K 2045 Fund	7,904,615,516	1,469,965,780	7,906,157,717	Fidelity Freedom 2045 Fund	4,301,147,363	12,207,305,080
Fidelity Freedom K 2050 Fund	6,689,588,035	1,219,930,995	6,690,882,218	Fidelity Freedom 2050 Fund	3,509,123,170	10,200,005,388
Fidelity Freedom K 2055 Fund	2,460,473,831	326,647,894	2,460,964,568	Fidelity Freedom 2055 Fund	1,221,516,226	3,682,480,794
Fidelity Freedom K 2060 Fund	350,535,702	37,076,005	350,605,136	Fidelity Freedom 2060 Fund	184,982,168	535,587,304
Fidelity Freedom K Income Fund	1,612,974,652	111,654,038	1,613,678,107	Fidelity Freedom Income Fund	2,180,776,091	3,794,454,198

Pro forma results of operations of the combined entity for the entire period ended March 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), were as follows:

Surviving Funds	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations
Fidelity Freedom 2005 Fund	$16,728,029	$35,389,643	$11,609,337	$63,727,009
Fidelity Freedom 2010 Fund	106,763,939	333,966,494	71,884,105	512,614,538
Fidelity Freedom 2015 Fund	159,942,201	586,125,932	165,934,516	912,002,649
Fidelity Freedom 2020 Fund	450,417,256	1,534,035,495	849,346,252	2,833,799,003
Fidelity Freedom 2025 Fund	380,268,141	1,245,869,247	1,016,040,300	2,642,177,688
Fidelity Freedom 2030 Fund	412,091,376	1,721,922,624	1,479,580,811	3,613,594,811
Fidelity Freedom 2035 Fund	242,223,907	1,155,921,037	1,298,580,090	2,696,725,034
Fidelity Freedom 2040 Fund	248,017,447	1,233,803,836	1,365,296,048	2,847,117,331
Fidelity Freedom 2045 Fund	146,215,610	672,902,843	832,531,991	1,651,650,444
Fidelity Freedom 2050 Fund	122,703,111	561,458,056	703,867,025	1,388,028,192
Fidelity Freedom 2055 Fund	45,262,250	182,494,227	254,156,558	481,913,035
Fidelity Freedom 2060 Fund	7,044,354	27,215,638	32,045,178	66,305,170
Fidelity Freedom Income Fund	63,379,287	104,507,706	13,301,658	181,188,651

Because each combined investment portfolio has been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Surviving Fund's accompanying Statement of Operations since September 8, 2017.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (thirteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 16, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 264 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$1,000.00	$1,022.30	$2.37
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K	.42%
Actual		$1,000.00	$1,022.50	$2.12
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class K6	.37%
Actual		$1,000.00	$1,023.10	$1.87
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.48%
Actual		$1,000.00	$1,017.20	$2.41
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class K	.43%
Actual		$1,000.00	$1,017.70	$2.16
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class K6	.37%
Actual		$1,000.00	$1,017.80	$1.86
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.53%
Actual		$1,000.00	$1,011.60	$2.66
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class K	.46%
Actual		$1,000.00	$1,012.00	$2.31
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class K6	.39%
Actual		$1,000.00	$1,012.10	$1.96
Hypothetical-C		$1,000.00	$1,022.99	$1.97
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.57%
Actual		$1,000.00	$1,005.70	$2.85
Hypothetical-C		$1,000.00	$1,022.09	$2.87
Class K	.50%
Actual		$1,000.00	$1,006.20	$2.50
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class K6	.41%
Actual		$1,000.00	$1,006.20	$2.05
Hypothetical-C		$1,000.00	$1,022.89	$2.07
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.61%
Actual		$1,000.00	$1,001.60	$3.04
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class K	.53%
Actual		$1,000.00	$1,001.50	$2.64
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class K6	.43%
Actual		$1,000.00	$1,001.60	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.65%
Actual		$1,000.00	$996.60	$3.24
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class K	.57%
Actual		$1,000.00	$997.30	$2.84
Hypothetical-C		$1,000.00	$1,022.09	$2.87
Class K6	.45%
Actual		$1,000.00	$997.80	$2.24
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.70%
Actual		$1,000.00	$988.40	$3.47
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Class K	.60%
Actual		$1,000.00	$989.10	$2.98
Hypothetical-C		$1,000.00	$1,021.94	$3.02
Class K6	.47%
Actual		$1,000.00	$990.10	$2.33
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.74%
Actual		$1,000.00	$977.10	$3.65
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class K	.64%
Actual		$1,000.00	$977.30	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$978.20	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$974.20	$3.69
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$974.00	$3.15
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$975.00	$2.41
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$973.10	$3.69
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$974.00	$3.15
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$974.60	$2.41
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$973.60	$3.69
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$973.70	$3.15
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$974.20	$2.41
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$973.70	$3.69
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$974.00	$3.15
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$974.60	$2.41
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$974.00	$3.69
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$973.40	$3.15
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$975.00	$2.41
Hypothetical-C		$1,000.00	$1,022.49	$2.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	05/06/19	05/03/19	$0.012	$0.080
Class K	05/06/19	05/03/19	$0.013	$0.080
Class K6	05/06/19	05/03/19	$0.014	$0.080
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	05/13/19	05/10/19	$0.043	$0.154
Class K	05/13/19	05/10/19	$0.044	$0.154
Class K6	05/13/19	05/10/19	$0.048	$0.154
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	05/13/19	05/10/19	$0.045	$0.251
Class K	05/13/19	05/10/19	$0.047	$0.251
Class K6	05/13/19	05/10/19	$0.052	$0.251
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	05/13/19	05/10/19	$0.029	$0.278
Class K	05/13/19	05/10/19	$0.030	$0.278
Class K6	05/13/19	05/10/19	$0.035	$0.278
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	05/13/19	05/10/19	$0.028	$0.401
Class K	05/13/19	05/10/19	$0.030	$0.401
Class K6	05/13/19	05/10/19	$0.036	$0.401
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	05/13/19	05/10/19	$0.016	$0.391
Class K	05/13/19	05/10/19	$0.018	$0.391
Class K6	05/13/19	05/10/19	$0.025	$0.391
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	05/13/19	05/10/19	$0.008	$0.578
Class K	05/13/19	05/10/19	$0.011	$0.578
Class K6	05/13/19	05/10/19	$0.019	$0.578
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	05/13/19	05/10/19	$0.000	$0.560
Class K	05/13/19	05/10/19	$0.000	$0.563
Class K6	05/13/19	05/10/19	$0.000	$0.571
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	05/13/19	05/10/19	$0.000	$0.417
Class K	05/13/19	05/10/19	$0.000	$0.418
Class K6	05/13/19	05/10/19	$0.000	$0.424
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	05/13/19	05/10/19	$0.000	$0.470
Class K	05/13/19	05/10/19	$0.000	$0.471
Class K6	05/13/19	05/10/19	$0.000	$0.478
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	05/13/19	05/10/19	$0.000	$0.468
Class K	05/13/19	05/10/19	$0.000	$0.470
Class K6	05/13/19	05/10/19	$0.000	$0.476
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	05/13/19	05/10/19	$0.000	$0.510
Class K	05/13/19	05/10/19	$0.000	$0.512
Class K6	05/13/19	05/10/19	$0.000	$0.520
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	05/13/19	05/10/19	$0.000	$0.406
Class K	05/13/19	05/10/19	$0.000	$0.408
Class K6	05/13/19	05/10/19	$0.000	$0.414

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$79,376,091
Fidelity Freedom 2005 Fund	$25,787,988
Fidelity Freedom 2010 Fund	$220,327,962
Fidelity Freedom 2015 Fund	$430,339,783
Fidelity Freedom 2020 Fund	$1,229,445,941
Fidelity Freedom 2025 Fund	$1,122,662,032
Fidelity Freedom 2030 Fund	$1,612,566,302
Fidelity Freedom 2035 Fund	$1,275,193,176
Fidelity Freedom 2040 Fund	$1,375,826,581
Fidelity Freedom 2045 Fund	$842,919,553
Fidelity Freedom 2050 Fund	$713,359,669
Fidelity Freedom 2055 Fund	$277,206,748
Fidelity Freedom 2060 Fund	$59,671,009

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Freedom Income Fund	17.69%
Fidelity Freedom 2005 Fund	14.40%
Fidelity Freedom 2010 Fund	11.60%
Fidelity Freedom 2015 Fund	9.32%
Fidelity Freedom 2020 Fund	7.69%
Fidelity Freedom 2025 Fund	8.98%
Fidelity Freedom 2030 Fund	5.89%
Fidelity Freedom 2035 Fund	2.94%
Fidelity Freedom 2040 Fund	2.07%
Fidelity Freedom 2045 Fund	2.41%
Fidelity Freedom 2050 Fund	2.36%
Fidelity Freedom 2055 Fund	2.54%
Fidelity Freedom 2060 Fund	1.98%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2018	0%	0%	0%
May 2018	3%	3%	2%
June 2018	6%	6%	5%
July 2018	6%	6%	6%
August 2018	6%	5%	5%
September 2018	6%	6%	5%
October 2018	6%	6%	5%
November 2018	6%	6%	5%
December 2018	6%	6%	6%
February 2019	1%	1%	1%
March 2019	1%	1%	1%
Fidelity Freedom 2005 Fund
May 2018	1%	1%	1%
December 2018	9%	9%	9%
Fidelity Freedom 2010 Fund
May 2018	2%	2%	1%
December 2018	13%	13%	12%
Fidelity Freedom 2015 Fund
May 2018	2%	2%	2%
December 2018	17%	17%	15%
Fidelity Freedom 2020 Fund
May 2018	3%	3%	2%
December 2018	21%	20%	18%
Fidelity Freedom 2025 Fund
May 2018	5%	4%	3%
December 2018	23%	22%	20%
Fidelity Freedom 2030 Fund
May 2018	10%	9%	6%
December 2018	29%	28%	25%
Fidelity Freedom 2035 Fund
May 2018	29%	26%	12%
December 2018	35%	33%	30%
Fidelity Freedom 2040 Fund
May 2018	84%	56%	15%
December 2018	36%	35%	31%
Fidelity Freedom 2045 Fund
May 2018	86%	58%	16%
December 2018	37%	35%	31%
Fidelity Freedom 2050 Fund
December 2018	37%	36%	31%
Fidelity Freedom 2055 Fund
December 2018	38%	36%	32%
Fidelity Freedom 2060 Fund
December 2018	38%	36%	32%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2018	0%	0%	0%
May 2018	7%	7%	7%
June 2018	15%	15%	14%
July 2018	15%	15%	14%
August 2018	16%	15%	15%
September 2018	15%	15%	14%
October 2018	15%	15%	14%
November 2018	15%	15%	14%
December 2018	15%	15%	15%
February 2019	1%	1%	1%
March 2019	1%	1%	1%
Fidelity Freedom 2005 Fund
May 2018	2%	2%	2%
December 2018	22%	22%	20%
Fidelity Freedom 2010 Fund
May 2018	3%	3%	2%
December 2018	30%	29%	27%
Fidelity Freedom 2015 Fund
May 2018	4%	4%	3%
December 2018	37%	36%	33%
Fidelity Freedom 2020 Fund
May 2018	5%	4%	4%
December 2018	44%	42%	38%
Fidelity Freedom 2025 Fund
May 2018	6%	6%	5%
December 2018	48%	47%	42%
Fidelity Freedom 2030 Fund
May 2018	15%	14%	9%
December 2018	59%	57%	51%
Fidelity Freedom 2035 Fund
May 2018	41%	37%	18%
December 2018	70%	68%	60%
Fidelity Freedom 2040 Fund
May 2018	100%	85%	24%
December 2018	73%	70%	62%
Fidelity Freedom 2045 Fund
May 2018	100%	87%	24%
December 2018	75%	72%	63%
Fidelity Freedom 2050 Fund
December 2018	76%	72%	64%
Fidelity Freedom 2055 Fund
December 2018	77%	74%	65%
Fidelity Freedom 2060 Fund
December 2018	78%	74%	67%

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

FF-ANN-0519
1.702316.121

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.79)%	2.04%	4.91%
Class M (incl. 3.50% sales charge)	(0.81)%	2.25%	4.89%
Class C (incl. contingent deferred sales charge)	1.37%	2.49%	4.75%
Class I	3.30%	3.50%	5.80%
Class Z	3.38%	3.52%	5.81%
Class Z6	3.48%	3.55%	5.82%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® Income Fund - Class A on March 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,152	Fidelity Advisor Freedom® Income Fund - Class A
$14,472	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.70)%	2.74%	6.91%
Class M (incl. 3.50% sales charge)	(0.63)%	2.98%	6.90%
Class C (incl. contingent deferred sales charge)	1.40%	3.17%	6.73%
Class I	3.53%	4.22%	7.82%
Class Z	3.54%	4.23%	7.82%
Class Z6	3.53%	4.26%	7.83%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2005 Fund - Class A on March 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,508	Fidelity Advisor Freedom® 2005 Fund - Class A
$14,472	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.66)%	3.25%	7.89%
Class M (incl. 3.50% sales charge)	(0.55)%	3.49%	7.88%
Class C (incl. contingent deferred sales charge)	1.50%	3.70%	7.71%
Class I	3.50%	4.74%	8.79%
Class Z	3.51%	4.75%	8.80%
Class Z6	3.66%	4.81%	8.83%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2010 Fund - Class A on March 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$21,367	Fidelity Advisor Freedom® 2010 Fund - Class A
$14,472	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.68)%	3.75%	8.36%
Class M (incl. 3.50% sales charge)	(0.60)%	3.97%	8.34%
Class C (incl. contingent deferred sales charge)	1.66%	4.21%	8.19%
Class I	3.55%	5.25%	9.28%
Class Z	3.63%	5.26%	9.29%
Class Z6	3.81%	5.32%	9.32%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2015 Fund - Class A on March 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$22,315	Fidelity Advisor Freedom® 2015 Fund - Class A
$14,472	Bloomberg Barclays U.S. Aggregate Bond Index
$43,809	S&P 500 Index

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed-income and short-term funds currently represent the majority of the fund’s assets.

Fidelity Advisor Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.55)%	4.09%	9.24%
Class M (incl. 3.50% sales charge)	(0.54)%	4.31%	9.23%
Class C (incl. contingent deferred sales charge)	1.60%	4.54%	9.08%
Class I	3.61%	5.59%	10.16%
Class Z	3.64%	5.60%	10.16%
Class Z6	3.76%	5.66%	10.20%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2020 Fund - Class A on March 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,198	Fidelity Advisor Freedom® 2020 Fund - Class A
$43,809	S&P 500® Index

Fidelity Advisor Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.60)%	4.39%	9.97%
Class M (incl. 3.50% sales charge)	(0.52)%	4.63%	9.96%
Class C (incl. contingent deferred sales charge)	1.64%	4.85%	9.80%
Class I	3.63%	5.91%	10.90%
Class Z	3.61%	5.90%	10.90%
Class Z6	3.85%	5.99%	10.94%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2025 Fund - Class A on March 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,865	Fidelity Advisor Freedom® 2025 Fund - Class A
$43,809	S&P 500® Index

Fidelity Advisor Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.52)%	5.05%	10.68%
Class M (incl. 3.50% sales charge)	(0.49)%	5.28%	10.66%
Class C (incl. contingent deferred sales charge)	1.64%	5.50%	10.50%
Class I	3.65%	6.57%	11.61%
Class Z	3.70%	6.58%	11.61%
Class Z6	3.84%	6.65%	11.65%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2030 Fund - Class A on March 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$27,581	Fidelity Advisor Freedom® 2030 Fund - Class A
$43,809	S&P 500® Index

Fidelity Advisor Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.75)%	5.48%	11.22%
Class M (incl. 3.50% sales charge)	(0.71)%	5.72%	11.21%
Class C (incl. contingent deferred sales charge)	1.47%	5.95%	11.04%
Class I	3.47%	7.02%	12.16%
Class Z	3.55%	7.03%	12.17%
Class Z6	3.65%	7.11%	12.21%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2035 Fund - Class A on March 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$28,971	Fidelity Advisor Freedom® 2035 Fund - Class A
$43,809	S&P 500® Index

Fidelity Advisor Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.89)%	5.50%	11.39%
Class M (incl. 3.50% sales charge)	(0.78)%	5.74%	11.37%
Class C (incl. contingent deferred sales charge)	1.45%	5.96%	11.22%
Class I	3.31%	7.01%	12.32%
Class Z	3.44%	7.04%	12.33%
Class Z6	3.64%	7.12%	12.38%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2040 Fund - Class A on March 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$29,396	Fidelity Advisor Freedom® 2040 Fund - Class A
$43,809	S&P 500® Index

Fidelity Advisor Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.80)%	5.51%	11.51%
Class M (incl. 3.50% sales charge)	(0.81)%	5.73%	11.49%
Class C (incl. contingent deferred sales charge)	1.37%	5.96%	11.35%
Class I	3.34%	7.03%	12.46%
Class Z	3.34%	7.03%	12.46%
Class Z6	3.58%	7.12%	12.51%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2045 Fund - Class A on March 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$29,714	Fidelity Advisor Freedom® 2045 Fund - Class A
$43,809	S&P 500® Index

Fidelity Advisor Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.84)%	5.50%	11.66%
Class M (incl. 3.50% sales charge)	(0.77)%	5.75%	11.65%
Class C (incl. contingent deferred sales charge)	1.41%	5.96%	11.52%
Class I	3.30%	7.02%	12.62%
Class Z	3.39%	7.04%	12.63%
Class Z6	3.55%	7.11%	12.67%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2050 Fund - Class A on March 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$30,138	Fidelity Advisor Freedom® 2050 Fund - Class A
$43,809	S&P 500® Index

Fidelity Advisor Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(2.84)%	5.50%	6.78%
Class M (incl. 3.50% sales charge)	(0.74)%	5.75%	6.84%
Class C (incl. contingent deferred sales charge)	1.38%	5.98%	6.79%
Class I	3.34%	7.04%	7.87%
Class Z	3.38%	7.05%	7.87%
Class Z6	3.59%	7.13%	7.92%

 A From June 1, 2011

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2055 Fund - Class A on June 1, 2011, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,719	Fidelity Advisor Freedom® 2055 Fund - Class A
$25,424	S&P 500® Index

Fidelity Advisor Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(2.84)%	5.59%
Class M (incl. 3.50% sales charge)	(0.78)%	5.85%
Class C (incl. contingent deferred sales charge)	1.38%	6.14%
Class I	3.38%	7.21%
Class Z	3.44%	7.23%
Class Z6	3.63%	7.32%

 A From August 5, 2014

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2060 Fund - Class A on August 5, 2014, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,882	Fidelity Advisor Freedom® 2060 Fund - Class A
$16,256	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy remained in expansion for the 12 months ending March 31, 2019, but growth was less synchronous and uneven. Many major economies progressed toward more-advanced stages of the business cycle. Financial markets responded favorably to the U.S. Federal Reserve’s shift away from its monetary tightening bias in the first quarter of 2019. Most economic indicators remained tepid, although China displayed some initial signs of stabilizing activity, and stepped up the pace of fiscal and monetary stimulus in the first quarter. Against this backdrop, the MSCI World ex USA Index of non-U.S. equity markets returned -2.91% for the year. Much of the negative impact came in the volatile fourth quarter of 2018, when the index returned -13%, followed by a sharp rebound to begin 2019. Among regions in the index, stocks in resource-rich Canada gained 4%, benefiting from rising crude-oil prices early and late in the period, while Asia Pacific ex Japan (+4%) was aided by stabilizing returns in Hong Kong, which rose 8%. Conversely, stocks in Japan (-8%), emerging markets (0%) and Europe ex U.K. (-4%) lagged. Results at home were markedly better. The U.S. equity bellwether S&P 500® index rose 9.50%. Nine of 11 sectors in the S&P 500® had a positive return. Three defensive sectors stood out: real estate (+21%), utilities (+19%) and health care (+15%). Conversely, some economically sensitive sectors struggled, with financials (-5%) faring worst. The small-cap-oriented Russell 2000® Index gained 2.05% for the 12 months. Commodities also lagged, as evidenced by the -5.25% result of the Bloomberg Barclays Commodity Index Total Return. U.S. investment-grade bonds gained 4.48%, according to the Bloomberg Barclays U.S. Aggregate Bond Index, largely driven by surging returns for credit-sensitive sectors. U.S. corporate bonds increased 4.89%, according to the Bloomberg Barclays Credit Bond Index. Elsewhere, securitized sectors fared well, led by commercial mortgage-backed securities (+5.43%). Agency bonds and Treasury Inflation-Protected Securities (TIPS) lagged, as measured by the 3.73% return of the Bloomberg Barclays U.S. Agency Bond Index and the 2.70% advance of the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), respectively.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year March 31, 2019, the Class I shares of each Advisor Freedom® Fund posted a gain, ranging from roughly 3% to 4%. Each Fund lagged its respective Composite index by roughly 1 to 2 percentage points. Top-down active asset allocation decisions were primarily responsible for the Funds' underperformance of Composites, while underlying investment performance was a positive factor overall. In terms of active asset allocation, non-Composite exposure to commodities held back the Funds' results most, followed by an overweighting in non-U.S. equities. Within non-U.S. equities, an overweighting in emerging-markets investments notably held back the Funds' performance. Meanwhile, underweighting U.S. equities also detracted, as this was one of the better-performing asset classes this period. Intra-asset allocation decisions – investments made within the major asset classes (equities and fixed-income) – also had a negative influence on the Funds’ relative results. In particular, allocations within U.S. equities and non U.S.-equities proved disappointing. Specifically, allocations to small-cap-oriented and value-focused funds notably detracted within U.S. and non-U.S. equities, as these categories generally underperformed larger, growth-oriented styles the past year. Looking at the Funds' overall underlying investment performance, the relative outperformance of investments in U.S. equities added value versus Composites. Here, an investment in Fidelity Advisor Series Growth Opportunities Fund led the way, as its 38% gain handily outperformed the roughly 9% advance of the Dow Jones U.S. Total Stock Market Index, the Composite's benchmark for U.S. equities. The performance of the Funds' underlying investment-grade bond investments also added value versus Composites.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  At its May 2018 meeting, the Board of Trustees approved incremental updates to the glide path and strategic asset allocation of Fidelity Advisor Freedom Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds, and slightly reducing the equity and short-term debt allocations for shorter-dated Funds. These updates have been fully implemented. At its May 2019 meeting, the Board of Trustees approved adjusting the equity composition of the strategic asset allocation of Fidelity Advisor Freedom Funds from 70%/30% to 60%/40% for U.S./non-U.S. equities.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.4
Fidelity Series Government Money Market Fund 2.50%	17.8
Fidelity Series Inflation-Protected Bond Index Fund	13.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Opportunities Fund	3.4
Fidelity Series International Growth Fund	2.3
Fidelity Series Commodity Strategy Fund	2.3
Fidelity Series International Value Fund	2.2
Fidelity Series Large Cap Stock Fund	1.8
89.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.1%
International Equity Funds	9.1%
Bond Funds	57.4%
Short-Term Funds	22.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.4% 4/4/19 to 5/30/19 (a)
(Cost $79,798)	80,000	79,801
	Shares	Value

Domestic Equity Funds - 11.1%
Fidelity Advisor Series Equity Growth Fund (b)	175,920	$2,450,563
Fidelity Advisor Series Growth Opportunities Fund (b)	116,801	1,688,943
Fidelity Advisor Series Small Cap Fund (b)	103,908	1,088,957
Fidelity Series All-Sector Equity Fund (b)	102,766	989,640
Fidelity Series Commodity Strategy Fund (b)	1,092,283	5,210,189
Fidelity Series Large Cap Stock Fund (b)	282,068	4,132,298
Fidelity Series Large Cap Value Index Fund (b)	36,968	458,775
Fidelity Series Opportunistic Insights Fund (b)	128,024	2,237,855
Fidelity Series Small Cap Opportunities Fund (b)	103,765	1,396,674
Fidelity Series Stock Selector Large Cap Value Fund (b)	231,290	2,729,219
Fidelity Series Value Discovery Fund (b)	214,404	2,677,903
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,559,049)		25,061,016

International Equity Funds - 9.1%
Fidelity Series Canada Fund (b)	44,972	463,666
Fidelity Series Emerging Markets Fund (b)	83,450	816,980
Fidelity Series Emerging Markets Opportunities Fund (b)	411,506	7,625,209
Fidelity Series International Growth Fund (b)	348,897	5,299,749
Fidelity Series International Small Cap Fund (b)	82,777	1,285,533
Fidelity Series International Value Fund (b)	547,528	5,092,008
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,737,677)		20,583,145

Bond Funds - 57.4%
Fidelity Series Emerging Markets Debt Fund (b)	178,663	1,713,377
Fidelity Series Floating Rate High Income Fund (b)	40,078	371,523
Fidelity Series High Income Fund (b)	210,605	1,979,688
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,027,876	29,612,624
Fidelity Series International Credit Fund (b)	11,796	116,665
Fidelity Series Investment Grade Bond Fund (b)	7,537,739	84,271,921
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,157,714	10,268,926
Fidelity Series Real Estate Income Fund (b)	102,658	1,120,004
TOTAL BOND FUNDS
(Cost $126,921,248)		129,454,728

Short-Term Funds - 22.4%
Fidelity Cash Central Fund, 2.48% (c)	343,986	344,055
Fidelity Series Government Money Market Fund 2.50%(b)(d)	40,063,769	40,063,769
Fidelity Series Short-Term Credit Fund (b)	1,009,370	10,063,420
TOTAL SHORT-TERM FUNDS
(Cost $50,434,514)		50,471,244
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $215,732,286)		225,649,934
NET OTHER ASSETS (LIABILITIES) - 0.0%		(96,958)
NET ASSETS - 100%		$225,552,976

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	June 2019	$213,094	$928	$928
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	June 2019	115,828	1,318	1,318
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	June 2019	124,219	2,311	2,311

TOTAL PURCHASED					4,557

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	June 2019	851,340	(25,768)	(25,768)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	8	June 2019	422,960	(7,889)	(7,889)

TOTAL SOLD					(33,657)

TOTAL FUTURES CONTRACTS					$(29,100)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,801.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,957
Total	$3,957

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,986,272	$799,550	$1,524,101	$185,610	$235,198	$(46,356)	$2,450,563
Fidelity Advisor Series Equity Value Fund	3,441,952	554,340	1,263,737	91,665	155,363	(651,254)	--
Fidelity Advisor Series Growth & Income Fund	5,267,197	1,126,409	2,094,596	408,911	147,730	(1,111,601)	--
Fidelity Advisor Series Growth Opportunities Fund	1,963,092	698,340	1,316,470	291,912	309,089	34,892	1,688,943
Fidelity Advisor Series Opportunistic Insights Fund	2,809,288	550,119	1,177,658	174,096	310,240	(1,149,788)	--
Fidelity Advisor Series Small Cap Fund	1,497,643	404,745	719,136	104,438	73,427	(167,722)	1,088,957
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,474,257	698,024	1,284,823	232,137	163,270	(660,926)	--
Fidelity Series 100 Index Fund	1,480,375	--	1,552,285	--	970,147	(898,237)	--
Fidelity Series All-Sector Equity Fund	2,050,720	646,821	1,634,905	247,553	341,587	(414,583)	989,640
Fidelity Series Canada Fund	536,118	142,213	226,787	10,397	1,071	11,051	463,666
Fidelity Series Commodity Strategy Fund	4,537,656	2,584,007	1,320,873	309,044	(294,022)	(296,579)	5,210,189
Fidelity Series Emerging Markets Debt Fund	1,670,287	389,349	264,607	102,878	(4,018)	(77,634)	1,713,377
Fidelity Series Emerging Markets Fund	--	895,358	86,963	3,260	(1,502)	10,087	816,980
Fidelity Series Emerging Markets Opportunities Fund	6,576,903	3,363,370	1,356,304	600,390	(47,417)	(911,343)	7,625,209
Fidelity Series Floating Rate High Income Fund	531,740	136,265	284,692	31,322	(13,779)	1,989	371,523
Fidelity Series Government Money Market Fund 2.50%	49,380,363	13,752,580	23,069,174	933,276	--	--	40,063,769
Fidelity Series High Income Fund	3,122,185	808,239	1,915,245	188,137	(59,646)	24,155	1,979,688
Fidelity Series Inflation-Protected Bond Index Fund	8,056,431	25,985,055	4,547,523	536,662	(51,927)	170,588	29,612,624
Fidelity Series International Credit Fund	111,314	5,642	--	5,642	--	(291)	116,665
Fidelity Series International Growth Fund	5,569,432	2,343,974	2,348,345	344,523	189,906	(455,218)	5,299,749
Fidelity Series International Small Cap Fund	1,385,201	649,190	550,892	112,043	37,234	(235,200)	1,285,533
Fidelity Series International Value Fund	5,462,228	2,154,457	1,886,657	189,510	17,894	(655,914)	5,092,008
Fidelity Series Investment Grade Bond Fund	81,183,581	19,731,720	17,861,385	2,741,950	(93,727)	1,311,732	84,271,921
Fidelity Series Large Cap Stock Fund	--	539,362	515,481	171,209	(10,590)	783,868	4,132,298
Fidelity Series Large Cap Value Index Fund	585,207	139,294	277,523	21,719	34,401	(22,604)	458,775
Fidelity Series Long-Term Treasury Bond Index Fund	4,509,835	8,552,150	3,246,162	238,187	(70,116)	523,219	10,268,926
Fidelity Series Opportunistic Insights Fund	--	385,470	265,654	185,551	(12,878)	788,716	2,237,855
Fidelity Series Real Estate Equity Fund	358,281	5,201	378,004	4,736	63,967	(49,445)	--
Fidelity Series Real Estate Income Fund	1,049,918	302,993	252,000	80,437	(817)	19,910	1,120,004
Fidelity Series Short-Term Credit Fund	12,143,757	2,613,659	4,805,632	289,932	(36,762)	148,398	10,063,420
Fidelity Series Small Cap Opportunities Fund	1,815,589	536,126	926,534	165,282	233,753	(262,260)	1,396,674
Fidelity Series Stock Selector Large Cap Value Fund	--	476,211	331,484	235,997	(7,412)	202,102	2,729,219
Fidelity Series Value Discovery Fund	--	402,759	323,925	165,918	(5,364)	367,769	2,677,903
	$213,556,822	$92,372,992	$79,609,557	$9,404,324	$2,574,300	$(3,668,479)	$225,226,078

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$79,801	$--	$79,801	$--
Domestic Equity Funds	25,061,016	25,061,016	--	--
International Equity Funds	20,583,145	20,583,145	--	--
Bond Funds	129,454,728	129,454,728	--	--
Short-Term Funds	50,471,244	50,471,244	--	--
Total Investments in Securities:	$225,649,934	$225,570,133	$79,801	$--
Derivative Instruments:
Assets
Futures Contracts	$4,557	$4,557	$--	$--
Total Assets	$4,557	$4,557	$--	$--
Liabilities
Futures Contracts	$(33,657)	$(33,657)	$--	$--
Total Liabilities	$(33,657)	$(33,657)	$--	$--
Total Derivative Instruments:	$(29,100)	$(29,100)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(33,657)
Total Equity Risk	0	(33,657)
Interest Rate Risk
Futures Contracts(a)	4,557	0
Total Interest Rate Risk	4,557	0
Total Value of Derivatives	$4,557	$(33,657)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $79,798)	$79,801
Fidelity Central Funds (cost $344,055)	344,055
Other affiliated issuers (cost $215,308,433)	225,226,078
Total Investment in Securities (cost $215,732,286)		$225,649,934
Cash		39,177
Receivable for investments sold		650,980
Receivable for fund shares sold		126,467
Distributions receivable from Fidelity Central Funds		752
Total assets		226,467,310
Liabilities
Payable for investments purchased	$478,467
Payable for fund shares redeemed	299,385
Accrued management fee	85,110
Distribution and service plan fees payable	39,035
Payable for daily variation margin on futures contracts	12,337
Total liabilities		914,334
Net Assets		$225,552,976
Net Assets consist of:
Paid in capital		$214,075,649
Total distributable earnings (loss)		11,477,327
Net Assets		$225,552,976
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($69,817,049 ÷ 6,491,252 shares)		$10.76
Maximum offering price per share (100/94.25 of $10.76)		$11.42
Class M:
Net Asset Value and redemption price per share ($38,059,126 ÷ 3,542,035 shares)		$10.74
Maximum offering price per share (100/96.50 of $10.74)		$11.13
Class C:
Net Asset Value and offering price per share ($8,915,323 ÷ 831,256 shares)(a)		$10.73
Class I:
Net Asset Value, offering price and redemption price per share ($82,974,498 ÷ 7,688,793 shares)		$10.79
Class Z:
Net Asset Value, offering price and redemption price per share ($765,096 ÷ 70,931 shares)		$10.79
Class Z6:
Net Asset Value, offering price and redemption price per share ($25,021,884 ÷ 2,321,436 shares)		$10.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$5,704,731
Interest		1,433
Income from Fidelity Central Funds		3,957
Total income		5,710,121
Expenses
Management fee	$1,020,726
Distribution and service plan fees	490,109
Independent trustees' fees and expenses	1,046
Total expenses before reductions	1,511,881
Expense reductions	(170)
Total expenses after reductions		1,511,711
Net investment income (loss)		4,198,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99
Fidelity Central Funds	(9)
Other affiliated issuers	2,574,300
Futures contracts	101,100
Capital gain distributions from underlying funds:
Affiliated issuers	3,699,593
Total net realized gain (loss)		6,375,083
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4
Affiliated issuers	(3,668,479)
Futures contracts	(29,100)
Total change in net unrealized appreciation (depreciation)		(3,697,575)
Net gain (loss)		2,677,508
Net increase (decrease) in net assets resulting from operations		$6,875,918

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,198,410	$3,029,100
Net realized gain (loss)	6,375,083	6,815,367
Change in net unrealized appreciation (depreciation)	(3,697,575)	(240,746)
Net increase (decrease) in net assets resulting from operations	6,875,918	9,603,721
Distributions to shareholders	(11,867,536)	–
Distributions to shareholders from net investment income	–	(2,967,012)
Distributions to shareholders from net realized gain	–	(5,087,952)
Total distributions	(11,867,536)	(8,054,964)
Share transactions - net increase (decrease)	17,057,074	(10,830,864)
Total increase (decrease) in net assets	12,065,456	(9,282,107)
Net Assets
Beginning of period	213,487,520	222,769,627
End of period	$225,552,976	$213,487,520
Other Information
Undistributed net investment income end of period		$253,088

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$10.94	$10.64	$11.07	$11.20
Income from Investment Operations
Net investment income (loss)A	.20	.15	.16	.18	.16
Net realized and unrealized gain (loss)	.12	.34	.44	(.25)	.24
Total from investment operations	.32	.49	.60	(.07)	.40
Distributions from net investment income	(.19)	(.15)	(.16)B	(.18)	(.17)
Distributions from net realized gain	(.38)	(.26)	(.14)B	(.19)	(.36)
Total distributions	(.57)	(.42)C	(.30)	(.36)D	(.53)
Net asset value, end of period	$10.76	$11.01	$10.94	$10.64	$11.07
Total ReturnE,F	3.14%	4.47%	5.74%	(.59)%	3.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.63%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.71%I	.63%	.25%	.25%	.25%
Expenses net of all reductions	.71%I	.63%	.25%	.25%	.25%
Net investment income (loss)	1.84%	1.38%	1.47%	1.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$69,817	$76,141	$87,983	$99,211	$124,755
Portfolio turnover rateH	36%	21%	38%	30%	38%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.263 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$10.93	$10.62	$11.06	$11.19
Income from Investment Operations
Net investment income (loss)A	.17	.13	.13	.15	.14
Net realized and unrealized gain (loss)	.12	.33	.45	(.25)	.23
Total from investment operations	.29	.46	.58	(.10)	.37
Distributions from net investment income	(.17)	(.13)	(.13)B	(.15)	(.14)
Distributions from net realized gain	(.38)	(.26)	(.14)B	(.19)	(.36)
Total distributions	(.55)	(.39)	(.27)	(.34)	(.50)
Net asset value, end of period	$10.74	$11.00	$10.93	$10.62	$11.06
Total ReturnC,D	2.78%	4.22%	5.56%	(.93)%	3.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G	.89%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.96%G	.89%	.50%	.50%	.50%
Expenses net of all reductions	.96%G	.89%	.50%	.50%	.50%
Net investment income (loss)	1.59%	1.13%	1.22%	1.38%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$38,059	$38,204	$38,513	$42,887	$47,804
Portfolio turnover rateF	36%	21%	38%	30%	38%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.91	$10.61	$11.04	$11.17
Income from Investment Operations
Net investment income (loss)A	.12	.07	.08	.09	.08
Net realized and unrealized gain (loss)	.12	.33	.44	(.24)	.24
Total from investment operations	.24	.40	.52	(.15)	.32
Distributions from net investment income	(.11)	(.07)	(.08)B	(.10)	(.09)
Distributions from net realized gain	(.38)	(.26)	(.14)B	(.19)	(.36)
Total distributions	(.49)	(.33)	(.22)	(.28)C	(.45)
Net asset value, end of period	$10.73	$10.98	$10.91	$10.61	$11.04
Total ReturnD,E	2.35%	3.69%	4.99%	(1.35)%	2.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.46%H	1.39%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.46%H	1.39%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.46%H	1.39%	1.00%	1.00%	1.00%
Net investment income (loss)	1.09%	.63%	.72%	.88%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$8,915	$13,727	$14,434	$14,712	$15,780
Portfolio turnover rateG	36%	21%	38%	30%	38%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$10.98	$10.67	$11.10	$11.23
Income from Investment Operations
Net investment income (loss)A	.23	.18	.19	.20	.19
Net realized and unrealized gain (loss)	.11	.33	.45	(.24)	.24
Total from investment operations	.34	.51	.64	(.04)	.43
Distributions from net investment income	(.22)	(.18)	(.19)B	(.20)	(.19)
Distributions from net realized gain	(.38)	(.26)	(.14)B	(.19)	(.36)
Total distributions	(.60)	(.44)	(.33)	(.39)	(.56)C
Net asset value, end of period	$10.79	$11.05	$10.98	$10.67	$11.10
Total ReturnD	3.30%	4.70%	6.07%	(.34)%	3.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.39%	–%H	–%H	–%H
Expenses net of fee waivers, if any	.46%G	.39%	-%	-%	-%
Expenses net of all reductions	.46%G	.39%	-%	-%	-%
Net investment income (loss)	2.09%	1.63%	1.72%	1.88%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$82,975	$83,723	$81,839	$83,497	$83,253
Portfolio turnover rateF	36%	21%	38%	30%	38%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.91
Income from Investment Operations
Net investment income (loss)B	.24
Net realized and unrealized gain (loss)	.01
Total from investment operations	.25
Distributions from net investment income	(.15)
Distributions from net realized gain	(.22)
Total distributions	(.37)
Net asset value, end of period	$10.79
Total ReturnC,D	2.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G
Expenses net of fee waivers, if any	.42%G
Expenses net of all reductions	.42%G
Net investment income (loss)	4.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$765
Portfolio turnover rateF	36%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.09
Income from Investment Operations
Net investment income (loss)B	.23	.27
Net realized and unrealized gain (loss)	.13	.03
Total from investment operations	.36	.30
Distributions from net investment income	(.24)	(.16)
Distributions from net realized gain	(.38)	(.19)
Total distributions	(.62)	(.35)
Net asset value, end of period	$10.78	$11.04
Total ReturnC,D	3.48%	2.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%	.37%G
Expenses net of fee waivers, if any	.37%	.37%G
Expenses net of all reductions	.37%	.37%G
Net investment income (loss)	2.19%	2.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$25,022	$1,693
Portfolio turnover rateF	36%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.2
Fidelity Series Government Money Market Fund 2.50%	14.9
Fidelity Series Inflation-Protected Bond Index Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Short-Term Credit Fund	3.7
Fidelity Series International Growth Fund	3.1
Fidelity Series International Value Fund	3.0
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Series Commodity Strategy Fund	2.3
84.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.6%
International Equity Funds	11.9%
Bond Funds	52.6%
Short-Term Funds	18.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.4% 4/4/19 to 5/30/19 (a)
(Cost $99,828)	100,000	99,830
	Shares	Value

Domestic Equity Funds - 16.6%
Fidelity Advisor Series Equity Growth Fund (b)	206,088	$2,870,805
Fidelity Advisor Series Growth Opportunities Fund (b)	134,276	1,941,632
Fidelity Advisor Series Small Cap Fund (b)	125,584	1,316,124
Fidelity Series All-Sector Equity Fund (b)	125,477	1,208,342
Fidelity Series Commodity Strategy Fund (b)	791,908	3,777,399
Fidelity Series Large Cap Stock Fund (b)	334,801	4,904,833
Fidelity Series Large Cap Value Index Fund (b)	45,438	563,882
Fidelity Series Opportunistic Insights Fund (b)	153,246	2,678,749
Fidelity Series Small Cap Opportunities Fund (b)	125,609	1,690,691
Fidelity Series Stock Selector Large Cap Value Fund (b)	273,194	3,223,692
Fidelity Series Value Discovery Fund (b)	255,062	3,185,718
TOTAL DOMESTIC EQUITY FUNDS
(Cost $22,326,769)		27,361,867

International Equity Funds - 11.9%
Fidelity Series Canada Fund (b)	47,626	491,028
Fidelity Series Emerging Markets Fund (b)	76,343	747,394
Fidelity Series Emerging Markets Opportunities Fund (b)	376,624	6,978,846
Fidelity Series International Growth Fund (b)	338,426	5,140,697
Fidelity Series International Small Cap Fund (b)	78,175	1,214,064
Fidelity Series International Value Fund (b)	534,033	4,966,505
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,129,637)		19,538,534

Bond Funds - 52.6%
Fidelity Series Emerging Markets Debt Fund (b)	135,195	1,296,523
Fidelity Series Floating Rate High Income Fund (b)	30,339	281,244
Fidelity Series High Income Fund (b)	151,308	1,422,298
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,895,741	18,540,350
Fidelity Series International Credit Fund (b)	11,211	110,876
Fidelity Series Investment Grade Bond Fund (b)	5,033,488	56,274,393
Fidelity Series Long-Term Treasury Bond Index Fund (b)	874,937	7,760,695
Fidelity Series Real Estate Income Fund (b)	75,316	821,696
TOTAL BOND FUNDS
(Cost $84,893,620)		86,508,075

Short-Term Funds - 18.9%
Fidelity Cash Central Fund, 2.48% (c)	541,961	542,069
Fidelity Series Government Money Market Fund 2.50%(b)(d)	24,410,293	24,410,293
Fidelity Series Short-Term Credit Fund (b)	606,401	6,045,818
TOTAL SHORT-TERM FUNDS
(Cost $30,983,673)		30,998,180
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $153,433,527)		164,506,486
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(103,843)
NET ASSETS - 100%		$164,402,643

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	June 2019	$213,094	$928	$928
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	June 2019	231,656	2,637	2,637
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	June 2019	124,219	2,310	2,310

TOTAL PURCHASED					5,875

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	June 2019	567,560	(17,179)	(17,179)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	8	June 2019	422,960	(7,889)	(7,889)

TOTAL SOLD					(25,068)

TOTAL FUTURES CONTRACTS					$(19,193)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,830.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,451
Total	$4,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,047,155	$463,115	$1,851,434	$229,875	$400,326	$(188,357)	$2,870,805
Fidelity Advisor Series Equity Value Fund	4,664,011	288,144	1,141,903	127,066	217,350	(924,480)	--
Fidelity Advisor Series Growth & Income Fund	7,130,190	795,871	1,935,101	545,543	186,602	(1,576,253)	--
Fidelity Advisor Series Growth Opportunities Fund	2,658,831	515,964	1,662,540	362,521	501,313	(71,936)	1,941,632
Fidelity Advisor Series Opportunistic Insights Fund	3,789,230	371,465	1,101,674	241,244	419,267	(1,614,751)	--
Fidelity Advisor Series Small Cap Fund	2,027,176	243,033	812,165	128,499	107,966	(249,886)	1,316,124
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,707,725	482,249	1,160,459	322,638	216,415	(929,438)	--
Fidelity Series 100 Index Fund	2,007,990	--	2,088,591	--	1,070,909	(990,308)	--
Fidelity Series All-Sector Equity Fund	2,777,333	465,768	1,915,836	326,776	361,831	(480,754)	1,208,342
Fidelity Series Canada Fund	653,217	79,782	251,001	11,919	(4,199)	13,229	491,028
Fidelity Series Commodity Strategy Fund	4,089,262	1,487,154	1,313,254	255,517	(534,790)	49,027	3,777,399
Fidelity Series Emerging Markets Debt Fund	1,503,577	154,781	285,487	84,232	(16,350)	(59,998)	1,296,523
Fidelity Series Emerging Markets Fund	--	877,709	131,031	3,198	(5,709)	6,425	747,394
Fidelity Series Emerging Markets Opportunities Fund	7,766,630	2,180,430	1,802,427	589,533	14,849	(1,180,636)	6,978,846
Fidelity Series Floating Rate High Income Fund	475,597	52,175	236,704	25,273	(14,153)	4,329	281,244
Fidelity Series Government Money Market Fund 2.50%	35,857,816	6,521,511	17,969,034	615,231	--	--	24,410,293
Fidelity Series High Income Fund	2,929,758	303,899	1,775,811	152,414	(51,005)	15,457	1,422,298
Fidelity Series Inflation-Protected Bond Index Fund	6,471,850	16,418,879	4,403,911	340,119	(110,304)	163,836	18,540,350
Fidelity Series International Credit Fund	105,791	5,362	--	5,362	--	(277)	110,876
Fidelity Series International Growth Fund	6,768,564	1,467,550	2,749,453	365,818	484,115	(830,079)	5,140,697
Fidelity Series International Small Cap Fund	1,676,957	391,340	624,538	115,621	133,376	(363,071)	1,214,064
Fidelity Series International Value Fund	6,654,429	1,156,312	2,117,422	199,342	92,366	(819,180)	4,966,505
Fidelity Series Investment Grade Bond Fund	67,757,886	6,180,988	18,298,115	2,009,308	(391,383)	1,025,017	56,274,393
Fidelity Series Large Cap Stock Fund	--	389,643	1,155,419	226,464	63,422	1,005,878	4,904,833
Fidelity Series Large Cap Value Index Fund	789,577	73,158	310,397	28,372	51,145	(39,601)	563,882
Fidelity Series Long-Term Treasury Bond Index Fund	4,133,151	6,302,964	2,981,348	197,849	(107,894)	413,822	7,760,695
Fidelity Series Opportunistic Insights Fund	--	341,748	581,149	243,155	(18,220)	1,072,833	2,678,749
Fidelity Series Real Estate Equity Fund	486,818	4,826	508,792	4,181	91,368	(74,220)	--
Fidelity Series Real Estate Income Fund	922,555	120,537	234,103	65,288	6,210	6,497	821,696
Fidelity Series Short-Term Credit Fund	8,765,987	669,744	3,455,597	189,758	(35,838)	101,522	6,045,818
Fidelity Series Small Cap Opportunities Fund	2,472,892	367,500	1,071,994	225,845	305,512	(383,219)	1,690,691
Fidelity Series Stock Selector Large Cap Value Fund	--	417,745	778,262	308,665	(15,364)	283,081	3,223,692
Fidelity Series Value Discovery Fund	--	323,360	736,998	218,459	32,855	463,379	3,185,718
	$194,091,955	$49,914,706	$77,441,950	$8,765,085	$3,451,988	$(6,152,112)	$163,864,587

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$99,830	$--	$99,830	$--
Domestic Equity Funds	27,361,867	27,361,867	--	--
International Equity Funds	19,538,534	19,538,534	--	--
Bond Funds	86,508,075	86,508,075	--	--
Short-Term Funds	30,998,180	30,998,180	--	--
Total Investments in Securities:	$164,506,486	$164,406,656	$99,830	$--
Derivative Instruments:
Assets
Futures Contracts	$5,875	$5,875	$--	$--
Total Assets	$5,875	$5,875	$--	$--
Liabilities
Futures Contracts	$(25,068)	$(25,068)	$--	$--
Total Liabilities	$(25,068)	$(25,068)	$--	$--
Total Derivative Instruments:	$(19,193)	$(19,193)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(25,068)
Total Equity Risk	0	(25,068)
Interest Rate Risk
Futures Contracts(a)	5,875	0
Total Interest Rate Risk	5,875	0
Total Value of Derivatives	$5,875	$(25,068)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,828)	$99,830
Fidelity Central Funds (cost $542,069)	542,069
Other affiliated issuers (cost $152,791,630)	163,864,587
Total Investment in Securities (cost $153,433,527)		$164,506,486
Cash		5,604
Receivable for investments sold		1,064,854
Receivable for fund shares sold		104,621
Distributions receivable from Fidelity Central Funds		1,060
Total assets		165,682,625
Liabilities
Payable for investments purchased	$1,108,160
Payable for fund shares redeemed	61,134
Accrued management fee	65,457
Distribution and service plan fees payable	30,576
Payable for daily variation margin on futures contracts	14,655
Total liabilities		1,279,982
Net Assets		$164,402,643
Net Assets consist of:
Paid in capital		$151,037,513
Total distributable earnings (loss)		13,365,130
Net Assets		$164,402,643
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($86,981,131 ÷ 7,656,152 shares)		$11.36
Maximum offering price per share (100/94.25 of $11.36)		$12.05
Class M:
Net Asset Value and redemption price per share ($24,131,667 ÷ 2,126,980 shares)		$11.35
Maximum offering price per share (100/96.50 of $11.35)		$11.76
Class C:
Net Asset Value and offering price per share ($2,301,851 ÷ 202,722 shares)(a)		$11.35
Class I:
Net Asset Value, offering price and redemption price per share ($49,013,206 ÷ 4,282,200 shares)		$11.45
Class Z:
Net Asset Value, offering price and redemption price per share ($125,842 ÷ 11,029 shares)		$11.41
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,848,946 ÷ 161,888 shares)		$11.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$4,563,680
Interest		1,370
Income from Fidelity Central Funds		4,451
Total income		4,569,501
Expenses
Management fee	$865,687
Distribution and service plan fees	404,414
Independent trustees' fees and expenses	869
Total expenses before reductions	1,270,970
Expense reductions	(150)
Total expenses after reductions		1,270,820
Net investment income (loss)		3,298,681
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	148
Fidelity Central Funds	(10)
Other affiliated issuers	3,451,988
Futures contracts	129,290
Capital gain distributions from underlying funds:
Affiliated issuers	4,201,405
Total net realized gain (loss)		7,782,821
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3
Affiliated issuers	(6,152,112)
Futures contracts	(19,193)
Total change in net unrealized appreciation (depreciation)		(6,171,302)
Net gain (loss)		1,611,519
Net increase (decrease) in net assets resulting from operations		$4,910,200

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,298,681	$2,777,359
Net realized gain (loss)	7,782,821	9,885,530
Change in net unrealized appreciation (depreciation)	(6,171,302)	(528,591)
Net increase (decrease) in net assets resulting from operations	4,910,200	12,134,298
Distributions to shareholders	(13,484,722)	–
Distributions to shareholders from net investment income	–	(2,811,909)
Distributions to shareholders from net realized gain	–	(7,338,936)
Total distributions	(13,484,722)	(10,150,845)
Share transactions - net increase (decrease)	(21,054,341)	(18,509,645)
Total increase (decrease) in net assets	(29,628,863)	(16,526,192)
Net Assets
Beginning of period	194,031,506	210,557,698
End of period	$164,402,643	$194,031,506
Other Information
Undistributed net investment income end of period		$383,515

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.84	$11.44	$12.10	$12.17
Income from Investment Operations
Net investment income (loss)A	.21	.16	.17	.19	.19
Net realized and unrealized gain (loss)	.14	.53	.67	(.34)	.36
Total from investment operations	.35	.69	.84	(.15)	.55
Distributions from net investment income	(.22)	(.17)	(.19)B	(.20)	(.19)
Distributions from net realized gain	(.68)	(.44)	(.25)B	(.32)	(.42)
Total distributions	(.91)C	(.61)	(.44)	(.51)D	(.62)E
Net asset value, end of period	$11.36	$11.92	$11.84	$11.44	$12.10
Total ReturnF,G	3.24%	5.87%	7.55%	(1.23)%	4.60%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%	.66%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.73%	.66%	.25%	.25%	.25%
Expenses net of all reductions	.73%	.66%	.25%	.25%	.25%
Net investment income (loss)	1.80%	1.34%	1.46%	1.62%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$86,981	$101,642	$118,902	$134,262	$162,069
Portfolio turnover rateI	28%	20%	32%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.222 and distributions from net realized gain of $.683 per share.

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 E Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.83	$11.43	$12.09	$12.16
Income from Investment Operations
Net investment income (loss)A	.18	.13	.14	.16	.16
Net realized and unrealized gain (loss)	.14	.53	.67	(.33)	.35
Total from investment operations	.32	.66	.81	(.17)	.51
Distributions from net investment income	(.19)	(.14)	(.16)B	(.17)	(.16)
Distributions from net realized gain	(.68)	(.44)	(.25)B	(.32)	(.42)
Total distributions	(.88)C	(.58)	(.41)	(.49)	(.58)
Net asset value, end of period	$11.35	$11.91	$11.83	$11.43	$12.09
Total ReturnD,E	2.98%	5.64%	7.29%	(1.45)%	4.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%	.91%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.98%	.91%	.50%	.50%	.50%
Expenses net of all reductions	.98%	.91%	.50%	.50%	.50%
Net investment income (loss)	1.55%	1.08%	1.21%	1.37%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$24,132	$25,730	$27,091	$29,347	$29,246
Portfolio turnover rateG	28%	20%	32%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.88 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.683 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.81	$11.41	$12.06	$12.14
Income from Investment Operations
Net investment income (loss)A	.12	.07	.08	.10	.10
Net realized and unrealized gain (loss)	.13	.54	.67	(.33)	.34
Total from investment operations	.25	.61	.75	(.23)	.44
Distributions from net investment income	(.12)	(.07)	(.10)B	(.10)	(.10)
Distributions from net realized gain	(.68)	(.44)	(.25)B	(.32)	(.42)
Total distributions	(.81)C	(.51)	(.35)	(.42)	(.52)
Net asset value, end of period	$11.35	$11.91	$11.81	$11.41	$12.06
Total ReturnD,E	2.35%	5.21%	6.75%	(1.98)%	3.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.48%	1.41%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.48%	1.41%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.48%	1.41%	1.00%	1.00%	1.00%
Net investment income (loss)	1.05%	.58%	.71%	.87%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$2,302	$5,867	$5,623	$6,200	$7,410
Portfolio turnover rateG	28%	20%	32%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.683 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.00	$11.92	$11.51	$12.18	$12.25
Income from Investment Operations
Net investment income (loss)A	.24	.19	.20	.22	.22
Net realized and unrealized gain (loss)	.14	.54	.68	(.34)	.36
Total from investment operations	.38	.73	.88	(.12)	.58
Distributions from net investment income	(.25)	(.20)	(.22)B	(.23)	(.23)
Distributions from net realized gain	(.68)	(.44)	(.25)B	(.32)	(.42)
Total distributions	(.93)	(.65)C	(.47)	(.55)	(.65)
Net asset value, end of period	$11.45	$12.00	$11.92	$11.51	$12.18
Total ReturnD	3.53%	6.13%	7.87%	(1.04)%	4.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%	.41%	–%G	–%G	–%G
Expenses net of fee waivers, if any	.48%	.41%	-%	-%	-%
Expenses net of all reductions	.48%	.41%	-%	-%	-%
Net investment income (loss)	2.05%	1.58%	1.71%	1.87%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$49,013	$59,386	$58,940	$61,440	$66,255
Portfolio turnover rateF	28%	20%	32%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.443 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84
Income from Investment Operations
Net investment income (loss)B	.20
Net realized and unrealized gain (loss)	.01
Total from investment operations	.21
Distributions from net investment income	(.26)
Distributions from net realized gain	(.39)
Total distributions	(.64)C
Net asset value, end of period	$11.41
Total ReturnD,E	2.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%H
Expenses net of fee waivers, if any	.43%H
Expenses net of all reductions	.43%H
Net investment income (loss)	3.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$126
Portfolio turnover rateG	28%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.00	$12.04
Income from Investment Operations
Net investment income (loss)B	.25	.13
Net realized and unrealized gain (loss)	.13	.33
Total from investment operations	.38	.46
Distributions from net investment income	(.28)	(.19)
Distributions from net realized gain	(.68)	(.31)
Total distributions	(.96)	(.50)
Net asset value, end of period	$11.42	$12.00
Total ReturnC,D	3.53%	3.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%	.39%G,H
Expenses net of fee waivers, if any	.37%	.39%G,H
Expenses net of all reductions	.37%	.39%G,H
Net investment income (loss)	2.16%	1.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,849	$1,408
Portfolio turnover rateF	28%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.5
Fidelity Series Government Money Market Fund 2.50%	11.7
Fidelity Series Inflation-Protected Bond Index Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Large Cap Stock Fund	4.3
Fidelity Series International Growth Fund	4.0
Fidelity Series International Value Fund	3.9
Fidelity Series Short-Term Credit Fund	2.9
Fidelity Series Stock Selector Large Cap Value Fund	2.8
79.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.1%
International Equity Funds	15.0%
Bond Funds	47.0%
Short-Term Funds	14.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.4% 4/4/19 to 6/27/19 (a)
(Cost $289,465)	290,000	289,472
	Shares	Value

Domestic Equity Funds - 23.1%
Fidelity Advisor Series Equity Growth Fund (b)	760,200	$10,589,589
Fidelity Advisor Series Growth Opportunities Fund (b)	492,327	7,119,050
Fidelity Advisor Series Small Cap Fund (b)	459,076	4,811,119
Fidelity Series All-Sector Equity Fund (b)	503,801	4,851,607
Fidelity Series Commodity Strategy Fund (b)	2,029,112	9,678,863
Fidelity Series Large Cap Stock Fund (b)	1,241,392	18,186,395
Fidelity Series Large Cap Value Index Fund (b)	164,183	2,037,509
Fidelity Series Opportunistic Insights Fund (b)	564,876	9,874,029
Fidelity Series Small Cap Opportunities Fund (b)	458,453	6,170,773
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,009,182	11,908,348
Fidelity Series Value Discovery Fund (b)	942,103	11,766,870
TOTAL DOMESTIC EQUITY FUNDS
(Cost $79,496,625)		96,994,152

International Equity Funds - 15.0%
Fidelity Series Canada Fund (b)	168,267	1,734,835
Fidelity Series Emerging Markets Fund (b)	235,788	2,308,362
Fidelity Series Emerging Markets Opportunities Fund (b)	1,173,467	21,744,347
Fidelity Series International Growth Fund (b)	1,113,255	16,910,342
Fidelity Series International Small Cap Fund (b)	253,952	3,943,868
Fidelity Series International Value Fund (b)	1,746,865	16,245,843
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $50,199,451)		62,887,597

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund (b)	338,392	3,245,175
Fidelity Series Floating Rate High Income Fund (b)	77,461	718,068
Fidelity Series High Income Fund (b)	391,018	3,675,571
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,946,610	38,597,841
Fidelity Series International Credit Fund (b)	26,943	266,462
Fidelity Series Investment Grade Bond Fund (b)	11,459,793	128,120,489
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,327,545	20,645,323
Fidelity Series Real Estate Income Fund (b)	191,620	2,090,573
TOTAL BOND FUNDS
(Cost $193,168,484)		197,359,502

Short-Term Funds - 14.9%
Fidelity Cash Central Fund, 2.48% (c)	1,345,363	1,345,632
Fidelity Series Government Money Market Fund 2.50%(b)(d)	49,067,687	49,067,687
Fidelity Series Short-Term Credit Fund (b)	1,218,631	12,149,751
TOTAL SHORT-TERM FUNDS
(Cost $62,546,163)		62,563,070
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $385,700,188)		420,093,793
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(297,641)
NET ASSETS - 100%		$419,796,152

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2	June 2019	$426,188	$1,857	$1,857
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5	June 2019	579,141	6,592	6,592
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4	June 2019	496,875	9,241	9,241
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	June 2019	149,656	5,248	5,248
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	June 2019	168,000	8,361	8,361

TOTAL PURCHASED					31,299

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	10	June 2019	1,418,900	(42,947)	(42,947)
ICE E-mini MSCI EAFE Index Contracts (United States)	3	June 2019	279,960	(5,917)	(5,917)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	26	June 2019	1,374,620	(25,631)	(25,631)

TOTAL SOLD					(74,495)

TOTAL FUTURES CONTRACTS					$(43,196)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $289,472.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,446
Total	$11,446

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$13,023,682	$1,204,593	$4,322,035	$836,873	$907,666	$(224,317)	$10,589,589
Fidelity Advisor Series Equity Value Fund	15,002,185	588,925	2,706,061	429,392	527,009	(2,940,962)	--
Fidelity Advisor Series Growth & Income Fund	22,959,845	2,050,281	4,728,607	1,821,607	237,531	(5,119,432)	--
Fidelity Advisor Series Growth Opportunities Fund	8,558,055	1,560,939	4,386,780	1,317,894	1,370,204	16,632	7,119,050
Fidelity Advisor Series Opportunistic Insights Fund	12,165,303	935,874	2,712,466	815,065	1,050,228	(5,161,232)	--
Fidelity Advisor Series Small Cap Fund	6,526,055	649,456	1,873,098	470,423	266,068	(757,362)	4,811,119
Fidelity Advisor Series Stock Selector Large Cap Value Fund	15,144,178	1,233,923	2,700,278	1,088,543	548,007	(2,987,555)	--
Fidelity Series 100 Index Fund	6,480,007	--	6,717,475	--	2,651,504	(2,414,036)	--
Fidelity Series All-Sector Equity Fund	8,936,502	1,759,721	5,314,592	1,231,845	1,016,500	(1,546,524)	4,851,607
Fidelity Series Canada Fund	1,983,826	263,185	554,621	39,319	534	41,911	1,734,835
Fidelity Series Commodity Strategy Fund	10,008,890	3,513,172	2,674,440	611,522	(1,204,304)	35,545	9,678,863
Fidelity Series Emerging Markets Debt Fund	3,656,577	288,780	520,847	204,881	(21,156)	(158,179)	3,245,175
Fidelity Series Emerging Markets Fund	--	2,507,048	226,903	9,385	(4,579)	32,796	2,308,362
Fidelity Series Emerging Markets Opportunities Fund	23,275,501	6,007,174	4,199,167	1,742,494	113,909	(3,453,070)	21,744,347
Fidelity Series Floating Rate High Income Fund	1,152,519	89,914	501,583	61,620	(28,662)	5,880	718,068
Fidelity Series Government Money Market Fund 2.50%	68,838,813	11,046,513	30,817,639	1,195,034	--	--	49,067,687
Fidelity Series High Income Fund	7,117,769	551,261	3,917,717	375,068	(212,876)	137,134	3,675,571
Fidelity Series Inflation-Protected Bond Index Fund	12,966,248	31,571,257	6,075,771	705,163	(177,199)	313,306	38,597,841
Fidelity Series International Credit Fund	254,240	12,887	--	12,886	--	(665)	266,462
Fidelity Series International Growth Fund	20,582,564	3,680,229	6,417,944	1,127,984	1,348,172	(2,282,679)	16,910,342
Fidelity Series International Small Cap Fund	5,097,991	997,629	1,452,128	365,059	335,586	(1,035,210)	3,943,868
Fidelity Series International Value Fund	20,222,495	2,604,810	4,413,432	616,140	312,357	(2,480,387)	16,245,843
Fidelity Series Investment Grade Bond Fund	150,574,589	9,785,812	33,824,628	4,433,433	(825,780)	2,410,496	128,120,489
Fidelity Series Large Cap Stock Fund	--	1,193,823	2,237,698	777,541	(1,951)	3,832,603	18,186,395
Fidelity Series Large Cap Value Index Fund	2,542,533	169,184	715,167	97,979	126,369	(85,410)	2,037,509
Fidelity Series Long-Term Treasury Bond Index Fund	10,266,228	14,712,751	5,161,638	514,366	(162,338)	990,320	20,645,323
Fidelity Series Opportunistic Insights Fund	--	1,201,695	1,238,681	848,350	(91,207)	3,724,515	9,874,029
Fidelity Series Real Estate Equity Fund	1,572,454	13,344	1,630,379	11,220	280,305	(235,724)	--
Fidelity Series Real Estate Income Fund	2,235,813	223,650	407,425	157,900	14,425	24,110	2,090,573
Fidelity Series Short-Term Credit Fund	16,750,769	811,962	5,546,656	365,918	(61,677)	195,353	12,149,751
Fidelity Series Small Cap Opportunities Fund	7,960,899	989,264	2,519,957	766,976	634,673	(894,106)	6,170,773
Fidelity Series Stock Selector Large Cap Value Fund	--	1,339,818	1,612,623	1,065,774	(75,721)	1,018,599	11,908,348
Fidelity Series Value Discovery Fund	--	1,017,878	1,434,982	750,498	15,549	1,697,329	11,766,870
	$475,856,530	$104,576,752	$153,563,418	$24,868,152	$8,889,146	$(17,300,321)	$418,458,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$289,472	$--	$289,472	$--
Domestic Equity Funds	96,994,152	96,994,152	--	--
International Equity Funds	62,887,597	62,887,597	--	--
Bond Funds	197,359,502	197,359,502	--	--
Short-Term Funds	62,563,070	62,563,070	--	--
Total Investments in Securities:	$420,093,793	$419,804,321	$289,472	$--
Derivative Instruments:
Assets
Futures Contracts	$31,299	$31,299	$--	$--
Total Assets	$31,299	$31,299	$--	$--
Liabilities
Futures Contracts	$(74,495)	$(74,495)	$--	$--
Total Liabilities	$(74,495)	$(74,495)	$--	$--
Total Derivative Instruments:	$(43,196)	$(43,196)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(74,495)
Total Equity Risk	0	(74,495)
Interest Rate Risk
Futures Contracts(a)	31,299	0
Total Interest Rate Risk	31,299	0
Total Value of Derivatives	$31,299	$(74,495)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $289,465)	$289,472
Fidelity Central Funds (cost $1,345,632)	1,345,632
Other affiliated issuers (cost $384,065,091)	418,458,689
Total Investment in Securities (cost $385,700,188)		$420,093,793
Cash		14,912
Receivable for investments sold		3,114,671
Receivable for fund shares sold		276,567
Distributions receivable from Fidelity Central Funds		2,706
Total assets		423,502,649
Liabilities
Payable for investments purchased	$2,271,555
Payable for fund shares redeemed	1,125,230
Accrued management fee	182,253
Distribution and service plan fees payable	83,778
Payable for daily variation margin on futures contracts	43,681
Total liabilities		3,706,497
Net Assets		$419,796,152
Net Assets consist of:
Paid in capital		$377,210,976
Total distributable earnings (loss)		42,585,176
Net Assets		$419,796,152
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($198,632,972 ÷ 16,863,186 shares)		$11.78
Maximum offering price per share (100/94.25 of $11.78)		$12.50
Class M:
Net Asset Value and redemption price per share ($71,678,766 ÷ 6,112,812 shares)		$11.73
Maximum offering price per share (100/96.50 of $11.73)		$12.16
Class C:
Net Asset Value and offering price per share ($10,765,081 ÷ 922,876 shares)(a)		$11.66
Class I:
Net Asset Value, offering price and redemption price per share ($131,896,459 ÷ 11,154,996 shares)		$11.82
Class Z:
Net Asset Value, offering price and redemption price per share ($257,144 ÷ 21,820 shares)		$11.78
Class Z6:
Net Asset Value, offering price and redemption price per share ($6,565,730 ÷ 556,108 shares)		$11.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$11,176,904
Interest		3,852
Income from Fidelity Central Funds		11,446
Total income		11,192,202
Expenses
Management fee	$2,312,077
Distribution and service plan fees	1,105,228
Independent trustees' fees and expenses	2,125
Total expenses before reductions	3,419,430
Expense reductions	(237)
Total expenses after reductions		3,419,193
Net investment income (loss)		7,773,009
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	471
Fidelity Central Funds	(24)
Other affiliated issuers	8,889,146
Futures contracts	404,436
Capital gain distributions from underlying funds:
Affiliated issuers	13,691,248
Total net realized gain (loss)		22,985,277
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10
Affiliated issuers	(17,300,321)
Futures contracts	(43,196)
Total change in net unrealized appreciation (depreciation)		(17,343,507)
Net gain (loss)		5,641,770
Net increase (decrease) in net assets resulting from operations		$13,414,779

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,773,009	$6,311,536
Net realized gain (loss)	22,985,277	29,999,898
Change in net unrealized appreciation (depreciation)	(17,343,507)	(1,539,645)
Net increase (decrease) in net assets resulting from operations	13,414,779	34,771,789
Distributions to shareholders	(36,141,003)	–
Distributions to shareholders from net investment income	–	(6,662,107)
Distributions to shareholders from net realized gain	–	(24,206,337)
Total distributions	(36,141,003)	(30,868,444)
Share transactions - net increase (decrease)	(33,088,521)	(36,175,930)
Total increase (decrease) in net assets	(55,814,745)	(32,272,585)
Net Assets
Beginning of period	475,610,897	507,883,482
End of period	$419,796,152	$475,610,897
Other Information
Undistributed net investment income end of period		$640,647

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$12.34	$11.87	$12.72	$12.91
Income from Investment Operations
Net investment income (loss)A	.21	.16	.18	.20	.20
Net realized and unrealized gain (loss)	.15	.72	.84	(.41)	.44
Total from investment operations	.36	.88	1.02	(.21)	.64
Distributions from net investment income	(.21)	(.17)	(.19)	(.21)	(.22)
Distributions from net realized gain	(.79)	(.62)	(.36)	(.44)	(.61)
Total distributions	(1.00)	(.80)B	(.55)	(.64)C	(.83)
Net asset value, end of period	$11.78	$12.42	$12.34	$11.87	$12.72
Total ReturnD,E	3.28%	7.18%	8.87%	(1.67)%	5.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.69%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.77%H	.69%	.25%	.25%	.25%
Expenses net of all reductions	.77%H	.69%	.25%	.25%	.25%
Net investment income (loss)	1.75%	1.29%	1.45%	1.63%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$198,633	$230,553	$263,496	$328,232	$431,498
Portfolio turnover rateG	24%	20%	26%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.624 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$12.30	$11.83	$12.68	$12.87
Income from Investment Operations
Net investment income (loss)A	.18	.13	.14	.17	.17
Net realized and unrealized gain (loss)	.15	.71	.85	(.41)	.43
Total from investment operations	.33	.84	.99	(.24)	.60
Distributions from net investment income	(.18)	(.15)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.79)	(.62)	(.36)	(.44)	(.61)
Total distributions	(.97)	(.77)	(.52)	(.61)B	(.79)
Net asset value, end of period	$11.73	$12.37	$12.30	$11.83	$12.68
Total ReturnC,D	3.06%	6.89%	8.63%	(1.92)%	4.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%G	.94%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.02%G	.94%	.50%	.50%	.50%
Expenses net of all reductions	1.02%G	.94%	.50%	.50%	.50%
Net investment income (loss)	1.50%	1.03%	1.20%	1.38%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$71,679	$77,068	$83,881	$92,543	$106,189
Portfolio turnover rateF	24%	20%	26%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$12.22	$11.76	$12.60	$12.79
Income from Investment Operations
Net investment income (loss)A	.12	.07	.08	.11	.10
Net realized and unrealized gain (loss)	.14	.70	.84	(.40)	.44
Total from investment operations	.26	.77	.92	(.29)	.54
Distributions from net investment income	(.11)	(.08)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.78)	(.62)	(.36)	(.44)	(.61)
Total distributions	(.89)	(.70)	(.46)	(.55)	(.73)
Net asset value, end of period	$11.66	$12.29	$12.22	$11.76	$12.60
Total ReturnB,C	2.45%	6.37%	8.07%	(2.39)%	4.33%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.52%F	1.44%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.52%F	1.44%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.52%F	1.44%	1.00%	1.00%	1.00%
Net investment income (loss)	1.00%	.54%	.70%	.88%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$10,765	$26,227	$29,290	$30,150	$34,839
Portfolio turnover rateE	24%	20%	26%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$12.40	$11.92	$12.77	$12.96
Income from Investment Operations
Net investment income (loss)A	.24	.19	.21	.23	.23
Net realized and unrealized gain (loss)	.14	.72	.85	(.40)	.44
Total from investment operations	.38	.91	1.06	(.17)	.67
Distributions from net investment income	(.25)	(.21)	(.22)	(.24)	(.25)
Distributions from net realized gain	(.79)	(.62)	(.36)	(.44)	(.61)
Total distributions	(1.03)B	(.84)C	(.58)	(.68)	(.86)
Net asset value, end of period	$11.82	$12.47	$12.40	$11.92	$12.77
Total ReturnD	3.50%	7.39%	9.22%	(1.40)%	5.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.45%	–%H	–%H	–%H
Expenses net of fee waivers, if any	.52%G	.45%	-%	-%	-%
Expenses net of all reductions	.52%G	.45%	-%	-%	-%
Net investment income (loss)	2.00%	1.53%	1.70%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$131,896	$137,019	$131,216	$143,715	$158,071
Portfolio turnover rateF	24%	20%	26%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.03 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.788 per share.

 C Total distributions of $.84 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.624 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.30
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	(.11)C
Total from investment operations	.16
Distributions from net investment income	(.26)
Distributions from net realized gain	(.42)
Total distributions	(.68)
Net asset value, end of period	$11.78
Total ReturnD,E	1.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H,I
Expenses net of fee waivers, if any	.47%H,I
Expenses net of all reductions	.47%H,I
Net investment income (loss)	4.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$257
Portfolio turnover rateG	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$12.50
Income from Investment Operations
Net investment income (loss)B	.25	.05
Net realized and unrealized gain (loss)	.15	.53
Total from investment operations	.40	.58
Distributions from net investment income	(.27)	(.20)
Distributions from net realized gain	(.79)	(.42)
Total distributions	(1.06)	(.61)C
Net asset value, end of period	$11.81	$12.47
Total ReturnD,E	3.66%	4.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.41%H,I
Expenses net of fee waivers, if any	.39%	.41%H,I
Expenses net of all reductions	.39%	.41%H,I
Net investment income (loss)	2.13%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,566	$4,744
Portfolio turnover rateG	24%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.416 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.7
Fidelity Series Government Money Market Fund 2.50%	8.9
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series International Value Fund	4.7
Fidelity Series Stock Selector Large Cap Value Fund	3.7
Fidelity Series Value Discovery Fund	3.7
76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.6%
International Equity Funds	17.8%
Bond Funds	41.2%
Short-Term Funds	11.4%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.43% 4/4/19 to 6/27/19 (a)
(Cost $718,413)	720,000	718,435
	Shares	Value

Domestic Equity Funds - 29.6%
Fidelity Advisor Series Equity Growth Fund (b)	2,336,452	$32,546,778
Fidelity Advisor Series Growth Opportunities Fund (b)	1,510,990	21,848,910
Fidelity Advisor Series Small Cap Fund (b)	1,405,570	14,730,372
Fidelity Series All-Sector Equity Fund (b)	1,499,443	14,439,639
Fidelity Series Commodity Strategy Fund (b)	4,760,981	22,709,877
Fidelity Series Large Cap Stock Fund (b)	3,819,861	55,960,959
Fidelity Series Large Cap Value Index Fund (b)	509,366	6,321,235
Fidelity Series Opportunistic Insights Fund (b)	1,735,825	30,342,218
Fidelity Series Small Cap Opportunities Fund (b)	1,401,041	18,858,008
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,102,713	36,612,014
Fidelity Series Value Discovery Fund (b)	2,896,433	36,176,450
TOTAL DOMESTIC EQUITY FUNDS
(Cost $235,359,306)		290,546,460

International Equity Funds - 17.8%
Fidelity Series Canada Fund (b)	490,898	5,061,159
Fidelity Series Emerging Markets Fund (b)	625,391	6,122,573
Fidelity Series Emerging Markets Opportunities Fund (b)	3,106,356	57,560,785
Fidelity Series International Growth Fund (b)	3,187,429	48,417,041
Fidelity Series International Small Cap Fund (b)	727,030	11,290,776
Fidelity Series International Value Fund (b)	4,979,969	46,313,712
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $136,393,610)		174,766,046

Bond Funds - 41.2%
Fidelity Series Emerging Markets Debt Fund (b)	766,528	7,351,000
Fidelity Series Floating Rate High Income Fund (b)	167,380	1,551,611
Fidelity Series High Income Fund (b)	920,822	8,655,724
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,182,887	70,248,640
Fidelity Series International Credit Fund (b)	64,128	634,225
Fidelity Series Investment Grade Bond Fund (b)	23,466,558	262,356,116
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,555,315	49,275,645
Fidelity Series Real Estate Income Fund (b)	446,702	4,873,522
TOTAL BOND FUNDS
(Cost $395,611,594)		404,946,483

Short-Term Funds - 11.4%
Fidelity Cash Central Fund, 2.48% (c)	3,309,927	3,310,589
Fidelity Series Government Money Market Fund 2.50% (b)(d)	87,309,321	87,309,321
Fidelity Series Short-Term Credit Fund (b)	2,175,246	21,687,199
TOTAL SHORT-TERM FUNDS
(Cost $112,299,718)		112,307,109
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $880,382,641)		983,284,533
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(757,273)
NET ASSETS - 100%		$982,527,260

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	6	June 2019	$1,278,563	$5,570	$5,570
CBOT 5-Year U.S. Treasury Note Contracts (United States)	13	June 2019	1,505,766	17,138	17,138
CBOT 10-Year U.S. Treasury Note Contracts (United States)	10	June 2019	1,242,188	23,104	23,104
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	June 2019	448,969	15,744	15,744
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	June 2019	504,000	25,083	25,083

TOTAL PURCHASED					86,639

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	26	June 2019	3,689,140	(111,663)	(111,663)
ICE E-mini MSCI EAFE Index Contracts (United States)	10	June 2019	933,200	(19,723)	(19,723)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	62	June 2019	3,277,940	(61,119)	(61,119)

TOTAL SOLD					(192,505)

TOTAL FUTURES CONTRACTS					$(105,866)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $718,435.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,546
Total	$25,546

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$37,891,446	$3,147,561	$10,392,710	$2,555,835	$2,090,804	$(190,323)	$32,546,778
Fidelity Advisor Series Equity Value Fund	43,651,783	1,656,198	5,722,680	1,314,556	1,056,853	(8,551,333)	--
Fidelity Advisor Series Growth & Income Fund	66,814,273	5,971,811	10,530,736	5,486,224	504,557	(14,109,562)	--
Fidelity Advisor Series Growth Opportunities Fund	24,894,051	4,411,166	11,469,475	4,021,150	3,635,465	377,703	21,848,910
Fidelity Advisor Series Opportunistic Insights Fund	35,344,528	2,747,572	6,063,396	2,496,531	2,234,625	(15,007,785)	--
Fidelity Advisor Series Small Cap Fund	18,976,799	1,726,672	4,412,136	1,438,080	604,318	(2,165,281)	14,730,372
Fidelity Advisor Series Stock Selector Large Cap Value Fund	44,062,046	3,642,226	5,808,563	3,333,550	1,101,002	(8,686,915)	--
Fidelity Series 100 Index Fund	18,832,089	--	19,671,736	--	9,254,652	(8,415,005)	--
Fidelity Series All-Sector Equity Fund	25,994,366	4,547,823	14,459,584	3,661,909	2,838,240	(4,481,206)	14,439,639
Fidelity Series Canada Fund	5,562,712	713,915	1,329,272	114,077	(1,842)	115,646	5,061,159
Fidelity Series Commodity Strategy Fund	23,427,565	7,956,527	5,936,468	1,437,858	(2,801,950)	64,203	22,709,877
Fidelity Series Emerging Markets Debt Fund	8,307,794	568,482	1,116,634	465,116	(45,066)	(363,576)	7,351,000
Fidelity Series Emerging Markets Fund	--	6,494,759	544,000	24,812	(14,099)	185,913	6,122,573
Fidelity Series Emerging Markets Opportunities Fund	62,250,067	14,367,482	10,030,778	4,600,330	198,939	(9,224,925)	57,560,785
Fidelity Series Floating Rate High Income Fund	2,656,415	175,192	1,228,022	139,100	(71,580)	19,606	1,551,611
Fidelity Series Government Money Market Fund 2.50%	119,493,654	20,143,577	52,327,910	2,123,689	--	--	87,309,321
Fidelity Series High Income Fund	16,441,680	1,101,163	8,707,509	882,892	(397,670)	218,060	8,655,724
Fidelity Series Inflation-Protected Bond Index Fund	21,521,301	58,263,660	9,757,661	1,280,507	(221,120)	442,460	70,248,640
Fidelity Series International Credit Fund	605,136	30,671	--	30,672	--	(1,582)	634,225
Fidelity Series International Growth Fund	57,433,691	8,447,079	14,731,311	3,197,999	2,933,807	(5,666,225)	48,417,041
Fidelity Series International Small Cap Fund	14,297,809	2,448,059	3,440,267	1,054,021	790,374	(2,805,199)	11,290,776
Fidelity Series International Value Fund	56,727,990	5,665,556	9,892,735	1,751,242	675,543	(6,862,642)	46,313,712
Fidelity Series Investment Grade Bond Fund	312,691,131	17,218,762	70,690,183	9,108,680	(2,291,401)	5,427,807	262,356,116
Fidelity Series Large Cap Stock Fund	--	2,925,167	5,846,374	2,362,934	(280,399)	10,512,222	55,960,959
Fidelity Series Large Cap Value Index Fund	7,381,653	436,503	1,591,001	303,163	265,049	(170,969)	6,321,235
Fidelity Series Long-Term Treasury Bond Index Fund	24,264,680	33,673,816	10,640,419	1,246,898	(390,264)	2,367,832	49,275,645
Fidelity Series Opportunistic Insights Fund	--	3,350,778	3,401,055	2,592,090	(267,943)	11,404,894	30,342,218
Fidelity Series Real Estate Equity Fund	4,572,433	35,205	4,731,454	31,043	793,797	(669,981)	--
Fidelity Series Real Estate Income Fund	5,209,016	449,885	874,476	368,816	32,393	56,704	4,873,522
Fidelity Series Short-Term Credit Fund	29,016,136	1,079,894	8,646,510	643,811	(99,331)	337,010	21,687,199
Fidelity Series Small Cap Opportunities Fund	23,153,614	2,703,956	6,071,322	2,344,145	1,361,091	(2,289,331)	18,858,008
Fidelity Series Stock Selector Large Cap Value Fund	--	3,615,188	4,224,357	3,242,780	(215,217)	3,126,604	36,612,014
Fidelity Series Value Discovery Fund	--	2,643,649	3,818,491	2,282,543	75,397	5,185,074	36,176,450
	$1,111,475,858	$222,359,954	$328,109,225	$65,937,053	$23,349,024	$(49,820,102)	$979,255,509

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$718,435	$--	$718,435	$--
Domestic Equity Funds	290,546,460	290,546,460	--	--
International Equity Funds	174,766,046	174,766,046	--	--
Bond Funds	404,946,483	404,946,483	--	--
Short-Term Funds	112,307,109	112,307,109	--	--
Total Investments in Securities:	$983,284,533	$982,566,098	$718,435	$--
Derivative Instruments:
Assets
Futures Contracts	$86,639	$86,639	$--	$--
Total Assets	$86,639	$86,639	$--	$--
Liabilities
Futures Contracts	$(192,505)	$(192,505)	$--	$--
Total Liabilities	$(192,505)	$(192,505)	$--	$--
Total Derivative Instruments:	$(105,866)	$(105,866)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(192,505)
Total Equity Risk	0	(192,505)
Interest Rate Risk
Futures Contracts(a)	86,639	0
Total Interest Rate Risk	86,639	0
Total Value of Derivatives	$86,639	$(192,505)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $718,413)	$718,435
Fidelity Central Funds (cost $3,310,587)	3,310,589
Other affiliated issuers (cost $876,353,641)	979,255,509
Total Investment in Securities (cost $880,382,641)		$983,284,533
Receivable for investments sold		5,586,261
Receivable for fund shares sold		556,412
Distributions receivable from Fidelity Central Funds		6,561
Total assets		989,433,767
Liabilities
Payable for investments purchased	$5,185,813
Payable for fund shares redeemed	957,465
Accrued management fee	460,589
Distribution and service plan fees payable	194,392
Payable for daily variation margin on futures contracts	108,248
Total liabilities		6,906,507
Net Assets		$982,527,260
Net Assets consist of:
Paid in capital		$855,141,175
Total distributable earnings (loss)		127,386,085
Net Assets		$982,527,260
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($476,762,793 ÷ 40,427,886 shares)		$11.79
Maximum offering price per share (100/94.25 of $11.79)		$12.51
Class M:
Net Asset Value and redemption price per share ($152,211,903 ÷ 12,938,546 shares)		$11.76
Maximum offering price per share (100/96.50 of $11.76)		$12.19
Class C:
Net Asset Value and offering price per share ($31,274,166 ÷ 2,676,018 shares)(a)		$11.69
Class I:
Net Asset Value, offering price and redemption price per share ($304,220,790 ÷ 25,582,681 shares)		$11.89
Class Z:
Net Asset Value, offering price and redemption price per share ($1,521,660 ÷ 128,460 shares)		$11.85
Class Z6:
Net Asset Value, offering price and redemption price per share ($16,535,948 ÷ 1,393,603 shares)		$11.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$26,099,975
Interest		9,149
Income from Fidelity Central Funds		25,546
Total income		26,134,670
Expenses
Management fee	$5,841,595
Distribution and service plan fees	2,543,608
Independent trustees' fees and expenses	4,975
Total expenses before reductions	8,390,178
Expense reductions	(177)
Total expenses after reductions		8,390,001
Net investment income (loss)		17,744,669
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,594
Fidelity Central Funds	(37)
Other affiliated issuers	23,349,024
Futures contracts	987,516
Capital gain distributions from underlying funds:
Affiliated issuers	39,837,078
Total net realized gain (loss)		64,175,175
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	27
Fidelity Central Funds	2
Other affiliated issuers	(49,820,102)
Futures contracts	(105,866)
Total change in net unrealized appreciation (depreciation)		(49,925,939)
Net gain (loss)		14,249,236
Net increase (decrease) in net assets resulting from operations		$31,993,905

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,744,669	$14,255,743
Net realized gain (loss)	64,175,175	81,625,051
Change in net unrealized appreciation (depreciation)	(49,925,939)	210,738
Net increase (decrease) in net assets resulting from operations	31,993,905	96,091,532
Distributions to shareholders	(96,090,230)	–
Distributions to shareholders from net investment income	–	(15,646,822)
Distributions to shareholders from net realized gain	–	(63,171,458)
Total distributions	(96,090,230)	(78,818,280)
Share transactions - net increase (decrease)	(64,212,519)	(118,085,087)
Total increase (decrease) in net assets	(128,308,844)	(100,811,835)
Net Assets
Beginning of period	1,110,836,104	1,211,647,939
End of period	$982,527,260	$1,110,836,104
Other Information
Undistributed net investment income end of period		$957,886

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$12.43	$11.81	$12.70	$12.87
Income from Investment Operations
Net investment income (loss)A	.21	.16	.18	.20	.20
Net realized and unrealized gain (loss)	.14	.87	.99	(.45)	.49
Total from investment operations	.35	1.03	1.17	(.25)	.69
Distributions from net investment income	(.21)	(.18)	(.19)	(.21)	(.21)
Distributions from net realized gain	(.94)	(.70)	(.36)	(.43)	(.64)
Total distributions	(1.15)	(.87)B	(.55)	(.64)	(.86)C
Net asset value, end of period	$11.79	$12.59	$12.43	$11.81	$12.70
Total ReturnD,E	3.26%	8.42%	10.23%	(2.07)%	5.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%	.72%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.82%	.72%	.25%	.25%	.25%
Expenses net of all reductions	.82%	.72%	.25%	.25%	.25%
Net investment income (loss)	1.71%	1.22%	1.46%	1.64%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$476,763	$551,179	$653,982	$739,929	$967,164
Portfolio turnover rateF	21%	19%	22%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.699 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.56	$12.41	$11.79	$12.68	$12.85
Income from Investment Operations
Net investment income (loss)A	.17	.12	.15	.17	.17
Net realized and unrealized gain (loss)	.15	.87	.99	(.45)	.48
Total from investment operations	.32	.99	1.14	(.28)	.65
Distributions from net investment income	(.18)	(.15)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.94)	(.70)	(.36)	(.43)	(.64)
Total distributions	(1.12)	(.84)B	(.52)	(.61)	(.82)
Net asset value, end of period	$11.76	$12.56	$12.41	$11.79	$12.68
Total ReturnC,D	3.01%	8.10%	9.98%	(2.32)%	5.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.07%	.98%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.07%	.98%	.50%	.50%	.50%
Expenses net of all reductions	1.07%	.98%	.50%	.50%	.50%
Net investment income (loss)	1.45%	.96%	1.21%	1.39%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$152,212	$167,835	$178,795	$190,018	$208,468
Portfolio turnover rateE	21%	19%	22%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.699 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$12.32	$11.72	$12.60	$12.77
Income from Investment Operations
Net investment income (loss)A	.11	.06	.08	.11	.11
Net realized and unrealized gain (loss)	.16	.86	.98	(.45)	.48
Total from investment operations	.27	.92	1.06	(.34)	.59
Distributions from net investment income	(.13)	(.08)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.93)	(.70)	(.36)	(.43)	(.64)
Total distributions	(1.05)B	(.77)C	(.46)	(.54)	(.76)
Net asset value, end of period	$11.69	$12.47	$12.32	$11.72	$12.60
Total ReturnD,E	2.60%	7.57%	9.33%	(2.76)%	4.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%	1.48%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.57%	1.48%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.57%	1.48%	1.00%	1.00%	1.00%
Net investment income (loss)	.96%	.47%	.71%	.89%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$31,274	$54,730	$61,332	$63,443	$72,725
Portfolio turnover rateF	21%	19%	22%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.05 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.926 per share.

 C Total distributions of $.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.699 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.53	$11.90	$12.79	$12.96
Income from Investment Operations
Net investment income (loss)A	.24	.19	.21	.23	.24
Net realized and unrealized gain (loss)	.14	.88	1.00	(.45)	.48
Total from investment operations	.38	1.07	1.21	(.22)	.72
Distributions from net investment income	(.24)	(.21)	(.22)	(.24)	(.25)
Distributions from net realized gain	(.94)	(.70)	(.36)	(.43)	(.64)
Total distributions	(1.18)	(.91)	(.58)	(.67)	(.89)
Net asset value, end of period	$11.89	$12.69	$12.53	$11.90	$12.79
Total ReturnB	3.55%	8.66%	10.53%	(1.80)%	5.74%
Ratios to Average Net AssetsC,D
Expenses before reductions	.57%	.48%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.57%	.48%	-%	-%	-%
Expenses net of all reductions	.57%	.48%	-%	-%	-%
Net investment income (loss)	1.95%	1.46%	1.71%	1.89%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$304,221	$324,189	$317,539	$361,722	$425,176
Portfolio turnover rateC	21%	19%	22%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	(.17)C
Total from investment operations	.10
Distributions from net investment income	(.27)
Distributions from net realized gain	(.48)
Total distributions	(.75)
Net asset value, end of period	$11.85
Total ReturnD,E	1.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H,I
Expenses net of fee waivers, if any	.51%H,I
Expenses net of all reductions	.51%H,I
Net investment income (loss)	4.73%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,522
Portfolio turnover rateF	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.67	$12.66
Income from Investment Operations
Net investment income (loss)B	.25	.18
Net realized and unrealized gain (loss)	.16	.51
Total from investment operations	.41	.69
Distributions from net investment income	(.27)	(.21)
Distributions from net realized gain	(.94)	(.47)
Total distributions	(1.21)	(.68)
Net asset value, end of period	$11.87	$12.67
Total ReturnC,D	3.81%	5.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%	.43%G,H
Expenses net of fee waivers, if any	.41%	.43%G,H
Expenses net of all reductions	.41%	.43%G,H
Net investment income (loss)	2.11%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,536	$12,903
Portfolio turnover rateE	21%	19%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.5
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Government Money Market Fund 2.50%	6.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series International Growth Fund	5.7
Fidelity Series International Value Fund	5.4
Fidelity Series Inflation-Protected Bond Index Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.5
Fidelity Series Value Discovery Fund	4.4
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.1%
International Equity Funds	20.1%
Bond Funds	36.1%
Short-Term Funds	8.7%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.43% 4/4/19 to 6/27/19 (a)
(Cost $1,508,071)	1,510,000	1,508,096
	Shares	Value

Domestic Equity Funds - 35.1%
Fidelity Advisor Series Equity Growth Fund (b)	6,632,039	$92,384,310
Fidelity Advisor Series Growth Opportunities Fund (b)	4,312,702	62,361,675
Fidelity Advisor Series Small Cap Fund (b)	3,906,601	40,941,178
Fidelity Series All-Sector Equity Fund (b)	4,250,241	40,929,825
Fidelity Series Commodity Strategy Fund (b)	11,210,108	53,472,213
Fidelity Series Large Cap Stock Fund (b)	10,576,507	154,945,821
Fidelity Series Large Cap Value Index Fund (b)	1,409,881	17,496,625
Fidelity Series Opportunistic Insights Fund (b)	4,907,191	85,777,692
Fidelity Series Small Cap Opportunities Fund (b)	3,911,010	52,642,198
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,667,420	102,275,559
Fidelity Series Value Discovery Fund (b)	8,032,165	100,321,739
TOTAL DOMESTIC EQUITY FUNDS
(Cost $661,945,982)		803,548,835

International Equity Funds - 20.1%
Fidelity Series Canada Fund (b)	1,308,121	13,486,729
Fidelity Series Emerging Markets Fund (b)	1,603,233	15,695,656
Fidelity Series Emerging Markets Opportunities Fund (b)	7,963,299	147,559,925
Fidelity Series International Growth Fund (b)	8,513,777	129,324,278
Fidelity Series International Small Cap Fund (b)	1,965,183	30,519,298
Fidelity Series International Value Fund (b)	13,297,078	123,662,826
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $368,378,640)		460,248,712

Bond Funds - 36.1%
Fidelity Series Emerging Markets Debt Fund (b)	1,707,175	16,371,811
Fidelity Series Floating Rate High Income Fund (b)	336,610	3,120,379
Fidelity Series High Income Fund (b)	2,206,943	20,745,261
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,287,339	120,170,173
Fidelity Series International Credit Fund (b)	137,833	1,363,168
Fidelity Series Investment Grade Bond Fund (b)	48,140,853	538,214,733
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,230,504	117,354,568
Fidelity Series Real Estate Income Fund (b)	1,023,650	11,168,017
TOTAL BOND FUNDS
(Cost $822,281,424)		828,508,110

Short-Term Funds - 8.7%
Fidelity Cash Central Fund, 2.48%(c)	8,368,511	8,370,185
Fidelity Series Government Money Market Fund 2.50%(b)(d)	152,159,909	152,159,909
Fidelity Series Short-Term Credit Fund (b)	3,843,587	38,320,567
TOTAL SHORT-TERM FUNDS
(Cost $198,834,422)		198,850,661
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,052,948,539)		2,292,664,414
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,789,199)
NET ASSETS - 100%		$2,290,875,215

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	13	June 2019	$2,770,219	$12,069	$12,069
CBOT 5-Year U.S. Treasury Note Contracts (United States)	29	June 2019	3,359,016	38,231	38,231
CBOT 10-Year U.S. Treasury Note Contracts (United States)	21	June 2019	2,608,594	48,518	48,518
CBOT Long Term U.S. Treasury Bond Contracts (United States)	8	June 2019	1,197,250	41,983	41,983
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	9	June 2019	1,512,000	75,249	75,249

TOTAL PURCHASED					216,050

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	65	June 2019	9,222,850	(279,157)	(279,157)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	144	June 2019	7,613,280	(141,960)	(141,960)

TOTAL SOLD					(421,117)

TOTAL FUTURES CONTRACTS					$(205,067)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,508,096.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,331
Total	$59,331

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$97,996,442	$9,767,939	$20,098,771	$7,099,080	$2,537,228	$2,181,472	$92,384,310
Fidelity Advisor Series Equity Value Fund	112,977,029	4,851,014	9,367,482	3,592,703	575,945	(21,311,894)	--
Fidelity Advisor Series Growth & Income Fund	172,970,500	16,688,508	19,127,430	14,741,472	964,547	(32,886,455)	--
Fidelity Advisor Series Growth Opportunities Fund	64,366,555	12,509,295	24,924,105	11,114,246	7,277,779	3,132,151	62,361,675
Fidelity Advisor Series Opportunistic Insights Fund	91,315,922	7,831,255	11,088,207	6,822,654	2,240,465	(37,653,473)	--
Fidelity Advisor Series Small Cap Fund	49,077,299	5,181,293	8,917,445	3,986,217	751,288	(5,151,257)	40,941,178
Fidelity Advisor Series Stock Selector Large Cap Value Fund	114,047,646	10,209,187	9,656,058	9,096,431	653,530	(21,613,588)	--
Fidelity Series 100 Index Fund	48,677,255	--	51,233,085	--	20,253,867	(17,698,037)	--
Fidelity Series All-Sector Equity Fund	67,245,550	13,582,840	34,858,575	10,389,949	6,127,336	(11,167,326)	40,929,825
Fidelity Series Canada Fund	14,121,725	1,176,922	2,027,910	304,846	(29,245)	245,237	13,486,729
Fidelity Series Commodity Strategy Fund	53,066,753	18,408,347	11,696,258	3,319,206	(5,639,207)	(667,422)	53,472,213
Fidelity Series Emerging Markets Debt Fund	18,075,963	1,340,983	2,159,754	1,028,488	(88,167)	(797,214)	16,371,811
Fidelity Series Emerging Markets Fund	--	15,957,723	1,140,447	63,759	(26,834)	905,214	15,695,656
Fidelity Series Emerging Markets Opportunities Fund	154,150,718	37,521,886	21,263,604	11,817,697	(560,481)	(22,288,594)	147,559,925
Fidelity Series Floating Rate High Income Fund	5,870,063	412,891	3,055,202	299,940	(174,745)	67,372	3,120,379
Fidelity Series Government Money Market Fund 2.50%	204,141,698	40,519,434	92,501,223	3,723,314	--	--	152,159,909
Fidelity Series High Income Fund	36,542,127	2,704,733	18,090,603	2,056,913	(964,557)	553,561	20,745,261
Fidelity Series Inflation-Protected Bond Index Fund	28,559,768	105,536,202	14,256,570	2,200,036	(495,591)	826,364	120,170,173
Fidelity Series International Credit Fund	1,300,646	65,924	--	65,924	--	(3,402)	1,363,168
Fidelity Series International Growth Fund	144,970,532	22,144,445	30,615,155	8,560,730	4,483,533	(11,659,077)	129,324,278
Fidelity Series International Small Cap Fund	36,256,739	7,032,031	7,458,052	2,830,143	1,074,275	(6,385,695)	30,519,298
Fidelity Series International Value Fund	143,946,261	15,973,786	19,953,561	4,686,771	526,008	(16,829,668)	123,662,826
Fidelity Series Investment Grade Bond Fund	637,028,192	37,645,413	142,975,240	18,644,331	(5,857,595)	12,373,963	538,214,733
Fidelity Series Large Cap Stock Fund	--	8,342,129	14,324,138	6,541,881	(837,821)	23,155,981	154,945,821
Fidelity Series Large Cap Value Index Fund	19,081,531	1,320,208	3,117,122	840,925	384,083	(172,075)	17,496,625
Fidelity Series Long-Term Treasury Bond Index Fund	55,292,489	79,688,061	22,307,987	2,951,301	(724,795)	5,406,800	117,354,568
Fidelity Series Opportunistic Insights Fund	--	10,223,131	7,538,195	7,236,285	(609,575)	31,056,369	85,777,692
Fidelity Series Real Estate Equity Fund	11,817,048	75,560	12,196,466	64,942	1,586,811	(1,282,953)	--
Fidelity Series Real Estate Income Fund	11,569,965	1,082,468	1,688,806	837,466	43,671	160,719	11,168,017
Fidelity Series Short-Term Credit Fund	49,294,490	2,123,147	13,517,928	1,127,665	(143,887)	564,745	38,320,567
Fidelity Series Small Cap Opportunities Fund	59,875,853	7,991,831	12,500,896	6,443,829	1,553,126	(4,277,716)	52,642,198
Fidelity Series Stock Selector Large Cap Value Fund	--	10,312,347	9,522,364	8,995,611	(542,565)	8,387,424	102,275,559
Fidelity Series Value Discovery Fund	--	7,489,559	9,209,103	6,332,656	(44,999)	14,361,670	100,321,739
	$2,503,636,759	$515,710,492	$662,387,742	$167,817,411	$34,293,428	$(108,466,804)	$2,282,786,133

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,508,096	$--	$1,508,096	$--
Domestic Equity Funds	803,548,835	803,548,835	--	--
International Equity Funds	460,248,712	460,248,712	--	--
Bond Funds	828,508,110	828,508,110	--	--
Short-Term Funds	198,850,661	198,850,661	--	--
Total Investments in Securities:	$2,292,664,414	$2,291,156,318	$1,508,096	$--
Derivative Instruments:
Assets
Futures Contracts	$216,050	$216,050	$--	$--
Total Assets	$216,050	$216,050	$--	$--
Liabilities
Futures Contracts	$(421,117)	$(421,117)	$--	$--
Total Liabilities	$(421,117)	$(421,117)	$--	$--
Total Derivative Instruments:	$(205,067)	$(205,067)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(421,117)
Total Equity Risk	0	(421,117)
Interest Rate Risk
Futures Contracts(a)	216,050	0
Total Interest Rate Risk	216,050	0
Total Value of Derivatives	$216,050	$(421,117)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,508,071)	$1,508,096
Fidelity Central Funds (cost $8,370,185)	8,370,185
Other affiliated issuers (cost $2,043,070,283)	2,282,786,133
Total Investment in Securities (cost $2,052,948,539)		$2,292,664,414
Receivable for investments sold		10,334,424
Receivable for fund shares sold		1,377,333
Distributions receivable from Fidelity Central Funds		16,390
Total assets		2,304,392,561
Liabilities
Payable for investments purchased	$6,175,317
Payable for fund shares redeemed	5,535,187
Accrued management fee	1,155,886
Distribution and service plan fees payable	422,199
Payable for daily variation margin on futures contracts	228,757
Total liabilities		13,517,346
Net Assets		$2,290,875,215
Net Assets consist of:
Paid in capital		$1,985,321,837
Total distributable earnings (loss)		305,553,378
Net Assets		$2,290,875,215
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,038,298,952 ÷ 80,083,285 shares)		$12.97
Maximum offering price per share (100/94.25 of $12.97)		$13.76
Class M:
Net Asset Value and redemption price per share ($345,810,320 ÷ 26,688,151 shares)		$12.96
Maximum offering price per share (100/96.50 of $12.96)		$13.43
Class C:
Net Asset Value and offering price per share ($63,123,183 ÷ 4,908,816 shares)(a)		$12.86
Class I:
Net Asset Value, offering price and redemption price per share ($795,372,390 ÷ 60,856,954 shares)		$13.07
Class Z:
Net Asset Value, offering price and redemption price per share ($2,584,634 ÷ 198,513 shares)		$13.02
Class Z6:
Net Asset Value, offering price and redemption price per share ($45,685,736 ÷ 3,504,055 shares)		$13.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$60,399,715
Interest		22,430
Income from Fidelity Central Funds		59,331
Total income		60,481,476
Expenses
Management fee	$14,463,453
Distribution and service plan fees	5,446,220
Independent trustees' fees and expenses	11,392
Total expenses before reductions	19,921,065
Expense reductions	(220)
Total expenses after reductions		19,920,845
Net investment income (loss)		40,560,631
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,186
Fidelity Central Funds	(35)
Other affiliated issuers	34,293,428
Futures contracts	2,162,245
Capital gain distributions from underlying funds:
Affiliated issuers	107,417,696
Total net realized gain (loss)		143,877,520
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	37
Affiliated issuers	(108,466,804)
Futures contracts	(205,067)
Total change in net unrealized appreciation (depreciation)		(108,671,834)
Net gain (loss)		35,205,686
Net increase (decrease) in net assets resulting from operations		$75,766,317

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,560,631	$30,214,061
Net realized gain (loss)	143,877,520	162,690,491
Change in net unrealized appreciation (depreciation)	(108,671,834)	32,981,869
Net increase (decrease) in net assets resulting from operations	75,766,317	225,886,421
Distributions to shareholders	(202,406,934)	–
Distributions to shareholders from net investment income	–	(33,576,472)
Distributions to shareholders from net realized gain	–	(112,956,333)
Total distributions	(202,406,934)	(146,532,805)
Share transactions - net increase (decrease)	(84,654,253)	(133,083,804)
Total increase (decrease) in net assets	(211,294,870)	(53,730,188)
Net Assets
Beginning of period	2,502,170,085	2,555,900,273
End of period	$2,290,875,215	$2,502,170,085
Other Information
Undistributed net investment income end of period		$1,145,206

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$13.31	$12.51	$13.44	$13.54
Income from Investment Operations
Net investment income (loss)A	.22	.16	.19	.21	.22
Net realized and unrealized gain (loss)	.18	1.05	1.16	(.51)	.55
Total from investment operations	.40	1.21	1.35	(.30)	.77
Distributions from net investment income	(.22)	(.18)	(.19)	(.21)	(.23)
Distributions from net realized gain	(.92)	(.62)	(.36)	(.41)	(.64)
Total distributions	(1.14)	(.81)B	(.55)	(.63)C	(.87)
Net asset value, end of period	$12.97	$13.71	$13.31	$12.51	$13.44
Total ReturnD,E	3.40%	9.15%	11.17%	(2.35)%	5.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%	.76%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.86%	.76%	.25%	.25%	.25%
Expenses net of all reductions	.86%	.76%	.25%	.25%	.25%
Net investment income (loss)	1.68%	1.18%	1.46%	1.62%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,038,299	$1,196,128	$1,315,261	$1,442,826	$1,775,399
Portfolio turnover rateG	22%	20%	19%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.621 per share.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$13.30	$12.51	$13.44	$13.54
Income from Investment Operations
Net investment income (loss)A	.19	.13	.15	.18	.18
Net realized and unrealized gain (loss)	.17	1.05	1.16	(.52)	.55
Total from investment operations	.36	1.18	1.31	(.34)	.73
Distributions from net investment income	(.19)	(.15)	(.16)	(.18)	(.19)
Distributions from net realized gain	(.92)	(.62)	(.36)	(.41)	(.64)
Total distributions	(1.11)	(.77)	(.52)	(.59)	(.83)
Net asset value, end of period	$12.96	$13.71	$13.30	$12.51	$13.44
Total ReturnB,C	3.07%	8.97%	10.81%	(2.59)%	5.56%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.11%	1.01%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.11%	1.01%	.50%	.50%	.50%
Expenses net of all reductions	1.11%	1.01%	.50%	.50%	.50%
Net investment income (loss)	1.43%	.92%	1.21%	1.37%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$345,810	$374,470	$396,330	$394,406	$440,674
Portfolio turnover rateE	22%	20%	19%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.60	$13.20	$12.42	$13.35	$13.45
Income from Investment Operations
Net investment income (loss)A	.12	.06	.09	.11	.11
Net realized and unrealized gain (loss)	.17	1.05	1.15	(.51)	.55
Total from investment operations	.29	1.11	1.24	(.40)	.66
Distributions from net investment income	(.14)	(.09)	(.10)	(.12)	(.12)
Distributions from net realized gain	(.90)	(.62)	(.36)	(.41)	(.64)
Total distributions	(1.03)B	(.71)	(.46)	(.53)	(.76)
Net asset value, end of period	$12.86	$13.60	$13.20	$12.42	$13.35
Total ReturnC,D	2.55%	8.45%	10.26%	(3.11)%	5.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.61%	1.52%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.61%	1.52%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%	1.52%	1.00%	1.00%	1.00%
Net investment income (loss)	.93%	.42%	.71%	.87%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$63,123	$98,878	$101,268	$105,128	$112,535
Portfolio turnover rateF	22%	20%	19%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.03 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.895 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.82	$13.41	$12.61	$13.54	$13.63
Income from Investment Operations
Net investment income (loss)A	.26	.20	.22	.24	.25
Net realized and unrealized gain (loss)	.17	1.05	1.16	(.51)	.56
Total from investment operations	.43	1.25	1.38	(.27)	.81
Distributions from net investment income	(.26)	(.22)	(.22)	(.25)	(.26)
Distributions from net realized gain	(.92)	(.62)	(.36)	(.41)	(.64)
Total distributions	(1.18)	(.84)	(.58)	(.66)	(.90)
Net asset value, end of period	$13.07	$13.82	$13.41	$12.61	$13.54
Total ReturnB	3.61%	9.45%	11.36%	(2.07)%	6.13%
Ratios to Average Net AssetsC,D
Expenses before reductions	.61%	.52%	–%E	–%E	–%E
Expenses net of fee waivers, if any	.61%	.52%	-%	-%	-%
Expenses net of all reductions	.61%	.52%	-%	-%	-%
Net investment income (loss)	1.92%	1.42%	1.71%	1.87%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$795,372	$803,562	$743,042	$767,908	$836,880
Portfolio turnover rateD	22%	20%	19%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.69
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	(.15)C
Total from investment operations	.06
Distributions from net investment income	(.30)
Distributions from net realized gain	(.43)
Total distributions	(.73)
Net asset value, end of period	$13.02
Total ReturnD,E	.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H,I
Expenses net of fee waivers, if any	.54%H,I
Expenses net of all reductions	.54%H,I
Net investment income (loss)	3.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,585
Portfolio turnover rateG	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.81	$13.62
Income from Investment Operations
Net investment income (loss)B	.28	.08
Net realized and unrealized gain (loss)	.17	.75
Total from investment operations	.45	.83
Distributions from net investment income	(.30)	(.23)
Distributions from net realized gain	(.92)	(.41)
Total distributions	(1.22)	(.64)
Net asset value, end of period	$13.04	$13.81
Total ReturnC,D	3.76%	6.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%	.45%G,H
Expenses net of fee waivers, if any	.43%	.45%G,H
Expenses net of all reductions	.43%	.45%G,H
Net investment income (loss)	2.10%	.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$45,686	$29,132
Portfolio turnover rateF	22%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	19.9
Fidelity Series Large Cap Stock Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series International Growth Fund	6.3
Fidelity Series International Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.6
Fidelity Series Stock Selector Large Cap Value Fund	5.1
Fidelity Series Value Discovery Fund	5.0
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series Government Money Market Fund 2.50%	4.6
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.9%
International Equity Funds	22.0%
Bond Funds	32.0%
Short-Term Funds	6.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.43% 4/4/19 to 6/27/19 (a)
(Cost $1,826,175)	1,830,000	1,826,227
	Shares	Value

Domestic Equity Funds - 39.9%
Fidelity Advisor Series Equity Growth Fund (b)	9,611,594	$133,889,507
Fidelity Advisor Series Growth Opportunities Fund (b)	6,378,703	92,236,051
Fidelity Advisor Series Small Cap Fund (b)	5,683,046	59,558,327
Fidelity Series All-Sector Equity Fund (b)	6,231,055	60,005,061
Fidelity Series Commodity Strategy Fund (b)	14,216,642	67,813,381
Fidelity Series Large Cap Stock Fund (b)	15,337,663	224,696,763
Fidelity Series Large Cap Value Index Fund (b)	2,006,005	24,894,526
Fidelity Series Opportunistic Insights Fund (b)	7,110,651	124,294,179
Fidelity Series Small Cap Opportunities Fund (b)	5,712,373	76,888,547
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,545,280	148,034,308
Fidelity Series Value Discovery Fund (b)	11,627,280	145,224,728
TOTAL DOMESTIC EQUITY FUNDS
(Cost $974,445,843)		1,157,535,378

International Equity Funds - 22.0%
Fidelity Series Canada Fund (b)	1,853,782	19,112,491
Fidelity Series Emerging Markets Fund (b)	2,184,673	21,387,953
Fidelity Series Emerging Markets Opportunities Fund (b)	10,820,158	200,497,526
Fidelity Series International Growth Fund (b)	11,983,959	182,036,344
Fidelity Series International Small Cap Fund (b)	2,770,399	43,024,293
Fidelity Series International Value Fund (b)	18,707,852	173,983,022
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $527,628,498)		640,041,629

Bond Funds - 32.0%
Fidelity Series Emerging Markets Debt Fund (b)	2,092,974	20,071,618
Fidelity Series Floating Rate High Income Fund (b)	426,168	3,950,579
Fidelity Series High Income Fund (b)	2,799,617	26,316,404
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,364,069	120,920,595
Fidelity Series International Credit Fund (b)	159,799	1,580,415
Fidelity Series Investment Grade Bond Fund (b)	51,747,904	578,541,563
Fidelity Series Long-Term Treasury Bond Index Fund (b)	18,426,361	163,441,825
Fidelity Series Real Estate Income Fund (b)	1,270,720	13,863,553
TOTAL BOND FUNDS
(Cost $925,260,106)		928,686,552

Short-Term Funds - 6.1%
Fidelity Cash Central Fund, 2.48% (c)	10,346,269	10,348,339
Fidelity Series Government Money Market Fund 2.50%(b)(d)	133,487,839	133,487,839
Fidelity Series Short-Term Credit Fund (b)	3,369,344	33,592,360
TOTAL SHORT-TERM FUNDS
(Cost $177,423,266)		177,428,538
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,606,583,888)		2,905,518,324
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,304,206)
NET ASSETS - 100%		$2,903,214,118

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	15	June 2019	$3,196,406	$13,925	$13,925
CBOT 5-Year U.S. Treasury Note Contracts (United States)	37	June 2019	4,285,641	48,777	48,777
CBOT 10-Year U.S. Treasury Note Contracts (United States)	26	June 2019	3,229,688	60,070	60,070
CBOT Long Term U.S. Treasury Bond Contracts (United States)	12	June 2019	1,795,875	62,974	62,974
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	13	June 2019	2,184,000	108,694	108,694

TOTAL PURCHASED					294,441

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	89	June 2019	12,628,210	(382,230)	(382,230)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	163	June 2019	8,617,810	(160,690)	(160,690)

TOTAL SOLD					(542,920)

TOTAL FUTURES CONTRACTS					$(248,479)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,826,227.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,190
Total	$75,190

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$131,910,093	$16,586,889	$20,953,834	$10,012,542	$1,489,705	$4,856,654	$133,889,507
Fidelity Advisor Series Equity Value Fund	152,092,384	7,220,187	8,850,175	4,975,873	15,369	(27,114,731)	--
Fidelity Advisor Series Growth & Income Fund	232,877,392	23,627,036	19,584,205	20,284,891	893,424	(40,937,622)	--
Fidelity Advisor Series Growth Opportunities Fund	86,630,974	18,940,086	27,428,685	15,630,033	7,142,729	6,950,947	92,236,051
Fidelity Advisor Series Opportunistic Insights Fund	122,841,576	11,177,854	11,719,625	9,443,105	1,028,545	(49,877,717)	--
Fidelity Advisor Series Small Cap Fund	66,053,566	8,750,758	9,066,900	5,632,562	380,106	(6,559,203)	59,558,327
Fidelity Advisor Series Stock Selector Large Cap Value Fund	153,544,687	14,783,410	9,378,405	12,604,505	(25,500)	(27,284,594)	--
Fidelity Series 100 Index Fund	65,608,385	--	69,164,115	--	30,450,312	(26,894,582)	--
Fidelity Series All-Sector Equity Fund	90,515,999	20,493,107	43,524,776	14,792,803	7,713,695	(15,192,964)	60,005,061
Fidelity Series Canada Fund	18,652,399	2,947,089	2,852,818	419,089	6,592	359,229	19,112,491
Fidelity Series Commodity Strategy Fund	64,190,392	23,403,429	12,075,654	4,041,063	(4,573,029)	(3,131,757)	67,813,381
Fidelity Series Emerging Markets Debt Fund	21,250,839	1,883,708	2,027,754	1,223,902	(44,604)	(990,571)	20,071,618
Fidelity Series Emerging Markets Fund	--	21,930,929	994,129	84,354	(16,200)	467,353	21,387,953
Fidelity Series Emerging Markets Opportunities Fund	200,253,721	50,827,832	20,695,841	15,607,024	(467,521)	(29,420,665)	200,497,526
Fidelity Series Floating Rate High Income Fund	6,978,916	578,273	3,483,662	361,276	(181,223)	58,275	3,950,579
Fidelity Series Government Money Market Fund 2.50%	191,905,833	41,963,821	100,381,815	3,250,411	--	--	133,487,839
Fidelity Series High Income Fund	42,751,545	3,862,483	19,807,538	2,492,157	(829,552)	339,466	26,316,404
Fidelity Series Inflation-Protected Bond Index Fund	24,067,874	106,842,583	10,407,136	2,161,275	(110,685)	527,959	120,920,595
Fidelity Series International Credit Fund	1,507,928	76,431	--	76,431	--	(3,944)	1,580,415
Fidelity Series International Growth Fund	190,574,782	32,840,221	31,956,066	11,668,532	3,415,311	(12,837,904)	182,036,344
Fidelity Series International Small Cap Fund	47,564,731	8,792,227	6,113,867	3,885,135	600,331	(7,819,129)	43,024,293
Fidelity Series International Value Fund	190,117,014	26,467,929	20,589,653	6,395,227	260,105	(22,272,373)	173,983,022
Fidelity Series Investment Grade Bond Fund	663,099,615	52,822,153	144,501,583	19,385,367	(6,656,630)	13,778,008	578,541,563
Fidelity Series Large Cap Stock Fund	--	14,693,843	13,324,364	9,191,045	(483,263)	26,934,522	224,696,763
Fidelity Series Large Cap Value Index Fund	25,669,107	2,174,792	3,229,703	1,165,777	267,550	12,780	24,894,526
Fidelity Series Long-Term Treasury Bond Index Fund	67,087,281	115,604,173	25,730,307	4,045,380	(806,176)	7,286,854	163,441,825
Fidelity Series Opportunistic Insights Fund	--	16,095,112	6,920,186	10,190,604	(461,617)	42,130,237	124,294,179
Fidelity Series Real Estate Equity Fund	15,933,541	90,689	16,421,405	77,109	1,659,698	(1,262,523)	--
Fidelity Series Real Estate Income Fund	13,677,837	1,519,858	1,587,932	1,003,044	(1,949)	255,739	13,863,553
Fidelity Series Short-Term Credit Fund	43,250,992	2,456,620	12,479,598	981,940	(133,486)	497,832	33,592,360
Fidelity Series Small Cap Opportunities Fund	80,597,666	13,175,015	12,998,805	8,961,104	1,321,642	(5,206,971)	76,888,547
Fidelity Series Stock Selector Large Cap Value Fund	--	16,296,128	8,760,819	12,664,557	(429,043)	9,288,444	148,034,308
Fidelity Series Value Discovery Fund	--	12,435,319	8,560,421	8,900,329	(332,365)	18,319,161	145,224,728
	$3,011,207,069	$691,359,984	$705,571,776	$221,608,446	$41,092,271	$(144,743,790)	$2,893,343,758

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,826,227	$--	$1,826,227	$--
Domestic Equity Funds	1,157,535,378	1,157,535,378	--	--
International Equity Funds	640,041,629	640,041,629	--	--
Bond Funds	928,686,552	928,686,552	--	--
Short-Term Funds	177,428,538	177,428,538	--	--
Total Investments in Securities:	$2,905,518,324	$2,903,692,097	$1,826,227	$--
Derivative Instruments:
Assets
Futures Contracts	$294,441	$294,441	$--	$--
Total Assets	$294,441	$294,441	$--	$--
Liabilities
Futures Contracts	$(542,920)	$(542,920)	$--	$--
Total Liabilities	$(542,920)	$(542,920)	$--	$--
Total Derivative Instruments:	$(248,479)	$(248,479)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(542,920)
Total Equity Risk	0	(542,920)
Interest Rate Risk
Futures Contracts(a)	294,441	0
Total Interest Rate Risk	294,441	0
Total Value of Derivatives	$294,441	$(542,920)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,826,175)	$1,826,227
Fidelity Central Funds (cost $10,348,307)	10,348,339
Other affiliated issuers (cost $2,594,409,406)	2,893,343,758
Total Investment in Securities (cost $2,606,583,888)		$2,905,518,324
Receivable for investments sold		9,382,752
Receivable for fund shares sold		2,844,954
Distributions receivable from Fidelity Central Funds		20,221
Total assets		2,917,766,251
Liabilities
Payable for investments purchased	$8,591,715
Payable for fund shares redeemed	3,624,838
Distributions payable	117
Accrued management fee	1,553,806
Distribution and service plan fees payable	506,289
Payable for daily variation margin on futures contracts	275,368
Total liabilities		14,552,133
Net Assets		$2,903,214,118
Net Assets consist of:
Paid in capital		$2,510,350,649
Total distributable earnings (loss)		392,863,469
Net Assets		$2,903,214,118
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,304,019,750 ÷ 100,375,645 shares)		$12.99
Maximum offering price per share (100/94.25 of $12.99)		$13.78
Class M:
Net Asset Value and redemption price per share ($423,583,858 ÷ 32,547,169 shares)		$13.01
Maximum offering price per share (100/96.50 of $13.01)		$13.48
Class C:
Net Asset Value and offering price per share ($64,691,397 ÷ 5,053,888 shares)(a)		$12.80
Class I:
Net Asset Value, offering price and redemption price per share ($1,051,420,038 ÷ 80,199,660 shares)		$13.11
Class Z:
Net Asset Value, offering price and redemption price per share ($3,395,832 ÷ 260,152 shares)		$13.05
Class Z6:
Net Asset Value, offering price and redemption price per share ($56,103,243 ÷ 4,289,504 shares)		$13.08

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$73,442,962
Interest		26,812
Income from Fidelity Central Funds		75,190
Total income		73,544,964
Expenses
Management fee	$18,894,516
Distribution and service plan fees	6,368,226
Independent trustees' fees and expenses	13,849
Total expenses before reductions	25,276,591
Expense reductions	(168)
Total expenses after reductions		25,276,423
Net investment income (loss)		48,268,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,600
Fidelity Central Funds	(59)
Other affiliated issuers	41,092,271
Futures contracts	3,744,632
Capital gain distributions from underlying funds:
Affiliated issuers	148,165,484
Total net realized gain (loss)		193,007,928
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	65
Fidelity Central Funds	32
Other affiliated issuers	(144,743,790)
Futures contracts	(248,479)
Total change in net unrealized appreciation (depreciation)		(144,992,172)
Net gain (loss)		48,015,756
Net increase (decrease) in net assets resulting from operations		$96,284,297

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,268,541	$33,835,159
Net realized gain (loss)	193,007,928	183,273,762
Change in net unrealized appreciation (depreciation)	(144,992,172)	66,482,962
Net increase (decrease) in net assets resulting from operations	96,284,297	283,591,883
Distributions to shareholders	(246,718,993)	–
Distributions to shareholders from net investment income	–	(38,001,071)
Distributions to shareholders from net realized gain	–	(117,185,415)
Total distributions	(246,718,993)	(155,186,486)
Share transactions - net increase (decrease)	44,282,154	(18,870,598)
Total increase (decrease) in net assets	(106,152,542)	109,534,799
Net Assets
Beginning of period	3,009,366,660	2,899,831,861
End of period	$2,903,214,118	$3,009,366,660
Other Information
Undistributed net investment income end of period		$174,202

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.74	$13.16	$12.29	$13.25	$13.33
Income from Investment Operations
Net investment income (loss)A	.21	.15	.18	.19	.21
Net realized and unrealized gain (loss)	.18	1.15	1.24	(.54)	.60
Total from investment operations	.39	1.30	1.42	(.35)	.81
Distributions from net investment income	(.21)	(.17)	(.18)	(.20)	(.22)
Distributions from net realized gain	(.93)	(.55)	(.37)	(.42)	(.67)
Total distributions	(1.14)	(.72)	(.55)	(.61)B	(.89)
Net asset value, end of period	$12.99	$13.74	$13.16	$12.29	$13.25
Total ReturnC,D	3.34%	9.96%	12.00%	(2.72)%	6.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.90%	.80%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.90%	.80%	.25%	.25%	.25%
Expenses net of all reductions	.90%	.80%	.25%	.25%	.25%
Net investment income (loss)	1.62%	1.11%	1.43%	1.53%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,304,020	$1,435,987	$1,503,384	$1,543,665	$1,853,121
Portfolio turnover rateE	24%	23%	20%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.76	$13.18	$12.31	$13.27	$13.35
Income from Investment Operations
Net investment income (loss)A	.18	.12	.15	.16	.17
Net realized and unrealized gain (loss)	.18	1.15	1.24	(.54)	.61
Total from investment operations	.36	1.27	1.39	(.38)	.78
Distributions from net investment income	(.19)	(.14)	(.15)	(.16)	(.19)
Distributions from net realized gain	(.92)	(.55)	(.37)	(.42)	(.67)
Total distributions	(1.11)	(.69)	(.52)	(.58)	(.86)
Net asset value, end of period	$13.01	$13.76	$13.18	$12.31	$13.27
Total ReturnB,C	3.09%	9.69%	11.70%	(2.95)%	6.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.15%	1.05%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.15%	1.05%	.50%	.50%	.50%
Expenses net of all reductions	1.15%	1.05%	.50%	.50%	.50%
Net investment income (loss)	1.37%	.86%	1.18%	1.28%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$423,584	$432,227	$418,713	$399,088	$405,224
Portfolio turnover rateD	24%	23%	20%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.54	$12.98	$12.14	$13.09	$13.19
Income from Investment Operations
Net investment income (loss)A	.11	.05	.08	.10	.11
Net realized and unrealized gain (loss)	.18	1.13	1.23	(.53)	.59
Total from investment operations	.29	1.18	1.31	(.43)	.70
Distributions from net investment income	(.13)	(.08)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.91)	(.54)	(.37)	(.41)	(.67)
Total distributions	(1.03)B	(.62)	(.47)	(.52)	(.80)C
Net asset value, end of period	$12.80	$13.54	$12.98	$12.14	$13.09
Total ReturnD,E	2.59%	9.14%	11.13%	(3.40)%	5.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.65%	1.55%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.65%	1.55%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.65%	1.55%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.36%	.68%	.78%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$64,691	$97,691	$97,994	$91,941	$94,878
Portfolio turnover rateF	24%	23%	20%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.03 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.905 per share.

 C Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.86	$13.27	$12.39	$13.35	$13.43
Income from Investment Operations
Net investment income (loss)A	.25	.19	.21	.23	.24
Net realized and unrealized gain (loss)	.18	1.16	1.26	(.54)	.60
Total from investment operations	.43	1.35	1.47	(.31)	.84
Distributions from net investment income	(.25)	(.21)	(.21)	(.23)	(.25)
Distributions from net realized gain	(.93)	(.55)	(.37)	(.42)	(.67)
Total distributions	(1.18)	(.76)	(.59)B	(.65)	(.92)
Net asset value, end of period	$13.11	$13.86	$13.27	$12.39	$13.35
Total ReturnC	3.63%	10.26%	12.26%	(2.44)%	6.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	.65%	.56%	- %F	- %F	- %F
Expenses net of fee waivers, if any	.65%	.56%	-%	-%	-%
Expenses net of all reductions	.65%	.56%	-%	-%	-%
Net investment income (loss)	1.87%	1.35%	1.68%	1.78%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,051,420	$1,018,536	$879,740	$870,772	$838,616
Portfolio turnover rateD	24%	23%	20%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.373 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.78
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.02)C
Total from investment operations	.01
Distributions from net investment income	(.30)
Distributions from net realized gain	(.44)
Total distributions	(.74)
Net asset value, end of period	$13.05
Total ReturnD,E	0.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H
Expenses net of fee waivers, if any	.56%H
Expenses net of all reductions	.56%H
Net investment income (loss)	.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,396
Portfolio turnover rateF	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.85	$13.53
Income from Investment Operations
Net investment income (loss)B	.27	.10
Net realized and unrealized gain (loss)	.18	.80
Total from investment operations	.45	.90
Distributions from net investment income	(.29)	(.22)
Distributions from net realized gain	(.93)	(.36)
Total distributions	(1.22)	(.58)
Net asset value, end of period	$13.08	$13.85
Total ReturnC,D	3.85%	6.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.47%G,H
Expenses net of fee waivers, if any	.45%	.47%G,H
Expenses net of all reductions	.45%	.47%G,H
Net investment income (loss)	2.07%	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$56,103	$24,926
Portfolio turnover rateE	24%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	15.4
Fidelity Series Large Cap Stock Fund	9.5
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series International Growth Fund	7.3
Fidelity Series International Value Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Advisor Series Equity Growth Fund	5.5
Fidelity Series Opportunistic Insights Fund	5.2
75.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	47.7%
International Equity Funds	25.5%
Bond Funds	24.7%
Short-Term Funds	2.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.43% 4/4/19 to 6/27/19 (a)
(Cost $2,174,118)	2,180,000	2,174,206
	Shares	Value

Domestic Equity Funds - 47.7%
Fidelity Advisor Series Equity Growth Fund (b)	11,777,464	$164,060,070
Fidelity Advisor Series Growth Opportunities Fund (b)	7,596,543	109,846,006
Fidelity Advisor Series Small Cap Fund (b)	7,052,864	73,914,014
Fidelity Series All-Sector Equity Fund (b)	7,523,395	72,450,297
Fidelity Series Commodity Strategy Fund (b)	14,443,425	68,895,139
Fidelity Series Large Cap Stock Fund (b)	19,300,649	282,754,506
Fidelity Series Large Cap Value Index Fund (b)	2,530,674	31,405,664
Fidelity Series Opportunistic Insights Fund (b)	8,746,690	152,892,141
Fidelity Series Small Cap Opportunities Fund (b)	7,102,270	95,596,558
Fidelity Series Stock Selector Large Cap Value Fund (b)	15,650,297	184,673,503
Fidelity Series Value Discovery Fund (b)	14,536,166	181,556,710
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,209,629,007)		1,418,044,608

International Equity Funds - 25.5%
Fidelity Series Canada Fund (b)	2,214,626	22,832,798
Fidelity Series Emerging Markets Fund (b)	2,504,607	24,520,099
Fidelity Series Emerging Markets Opportunities Fund (b)	12,514,253	231,889,100
Fidelity Series International Growth Fund (b)	14,357,694	218,093,372
Fidelity Series International Small Cap Fund(b)	3,279,454	50,929,926
Fidelity Series International Value Fund (b)	22,511,679	209,358,613
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $634,137,204)		757,623,908

Bond Funds - 24.7%
Fidelity Series Emerging Markets Debt Fund (b)	2,068,284	19,834,842
Fidelity Series Floating Rate High Income Fund (b)	420,127	3,894,582
Fidelity Series High Income Fund (b)	2,818,262	26,491,659
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,223,474	41,305,577
Fidelity Series International Credit Fund (b)	156,678	1,549,545
Fidelity Series Investment Grade Bond Fund (b)	40,897,109	457,229,674
Fidelity Series Long-Term Treasury Bond Index Fund (b)	19,287,649	171,081,450
Fidelity Series Real Estate Income Fund (b)	1,270,509	13,861,248
TOTAL BOND FUNDS
(Cost $729,076,769)		735,248,577

Short-Term Funds - 2.1%
Fidelity Cash Central Fund, 2.48% (c)	12,883,858	12,886,435
Fidelity Series Government Money Market Fund 2.50% (b)(d)	39,180,732	39,180,732
Fidelity Series Short-Term Credit Fund (b)	982,906	9,799,575
TOTAL SHORT-TERM FUNDS
(Cost $61,808,079)		61,866,742
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,636,825,177)		2,974,958,041
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,529,012)
NET ASSETS - 100%		$2,972,429,029

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	14	June 2019	$2,983,313	$12,997	$12,997
CBOT 5-Year U.S. Treasury Note Contracts (United States)	47	June 2019	5,443,922	61,445	61,445
CBOT 10-Year U.S. Treasury Note Contracts (United States)	41	June 2019	5,092,969	91,951	91,951
CBOT Long Term U.S. Treasury Bond Contracts (United States)	8	June 2019	1,197,250	41,983	41,983
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	June 2019	1,008,000	50,167	50,167

TOTAL PURCHASED					258,543

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	99	June 2019	14,047,110	(425,177)	(425,177)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	176	June 2019	9,305,120	(173,505)	(173,505)

TOTAL SOLD					(598,682)

TOTAL FUTURES CONTRACTS					$(340,139)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,174,206.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$96,114
Total	$96,114

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$160,105,288	$20,981,153	$24,829,843	$12,320,933	$1,568,468	$6,235,004	$164,060,070
Fidelity Advisor Series Equity Value Fund	184,673,886	10,441,310	8,856,983	6,157,241	50,846	(29,651,736)	--
Fidelity Advisor Series Growth & Income Fund	282,815,807	31,809,428	19,123,670	25,142,533	717,692	(46,871,778)	--
Fidelity Advisor Series Growth Opportunities Fund	105,130,031	25,284,201	37,844,420	19,584,082	9,219,789	8,056,405	109,846,006
Fidelity Advisor Series Opportunistic Insights Fund	148,960,609	15,259,899	11,514,929	11,765,598	826,448	(59,487,019)	--
Fidelity Advisor Series Small Cap Fund	80,158,042	11,153,325	9,778,067	6,930,774	(85,997)	(7,533,289)	73,914,014
Fidelity Advisor Series Stock Selector Large Cap Value Fund	186,438,157	19,697,823	8,899,129	15,628,608	18,504	(29,303,322)	--
Fidelity Series 100 Index Fund	79,553,910	--	83,647,945	--	32,125,583	(28,031,548)	--
Fidelity Series All-Sector Equity Fund	109,869,027	22,833,784	51,392,833	17,765,703	8,649,569	(17,509,250)	72,450,297
Fidelity Series Canada Fund	22,113,942	3,379,190	3,075,123	499,953	11,748	403,041	22,832,798
Fidelity Series Commodity Strategy Fund	63,089,625	24,285,786	10,511,923	4,176,032	(3,963,667)	(4,004,682)	68,895,139
Fidelity Series Emerging Markets Debt Fund	20,524,216	2,134,985	1,827,769	1,199,581	(29,202)	(967,388)	19,834,842
Fidelity Series Emerging Markets Fund	--	24,227,929	1,081,531	96,157	(4,506)	1,378,207	24,520,099
Fidelity Series Emerging Markets Opportunities Fund	229,181,656	58,236,990	20,826,943	17,945,698	(452,782)	(34,249,821)	231,889,100
Fidelity Series Floating Rate High Income Fund	6,775,351	675,926	3,422,148	358,095	(194,132)	59,585	3,894,582
Fidelity Series Government Money Market Fund 2.50%	43,596,913	41,998,355	46,414,536	1,039,073	--	--	39,180,732
Fidelity Series High Income Fund	42,436,867	4,514,211	19,967,431	2,543,187	(1,003,141)	511,153	26,491,659
Fidelity Series Inflation-Protected Bond Index Fund	23,288,678	29,959,667	12,260,034	462,375	(196,854)	514,120	41,305,577
Fidelity Series International Credit Fund	1,478,474	74,938	--	74,938	--	(3,867)	1,549,545
Fidelity Series International Growth Fund	223,420,738	38,258,584	32,135,451	13,979,311	1,176,614	(12,627,113)	218,093,372
Fidelity Series International Small Cap Fund	55,748,352	10,170,223	6,247,727	4,708,950	217,961	(8,958,883)	50,929,926
Fidelity Series International Value Fund	225,385,847	31,976,655	21,479,842	7,648,601	(419,410)	(26,104,637)	209,358,613
Fidelity Series Investment Grade Bond Fund	465,066,009	72,408,369	86,152,146	14,625,085	(1,914,333)	7,821,775	457,229,674
Fidelity Series Large Cap Stock Fund	--	20,064,703	15,757,580	11,500,218	(721,010)	29,820,914	282,754,506
Fidelity Series Large Cap Value Index Fund	31,129,323	3,107,536	3,160,370	1,463,286	23,468	305,707	31,405,664
Fidelity Series Long-Term Treasury Bond Index Fund	65,647,248	126,301,617	27,301,548	4,216,526	(812,728)	7,246,861	171,081,450
Fidelity Series Opportunistic Insights Fund	--	18,596,100	9,258,530	12,559,234	(420,188)	49,929,751	152,892,141
Fidelity Series Real Estate Equity Fund	19,318,083	264	19,796,788	154	1,704,398	(1,225,957)	--
Fidelity Series Real Estate Income Fund	13,306,628	1,724,471	1,424,811	992,350	(10,439)	265,399	13,861,248
Fidelity Series Short-Term Credit Fund	8,273,138	4,987,660	3,597,506	258,432	(1,945)	138,228	9,799,575
Fidelity Series Small Cap Opportunities Fund	97,802,834	16,371,889	13,546,786	11,141,279	826,832	(5,858,211)	95,596,558
Fidelity Series Stock Selector Large Cap Value Fund	--	21,595,064	11,215,242	15,772,294	(1,031,557)	7,373,205	184,673,503
Fidelity Series Value Discovery Fund	--	16,565,042	9,969,444	11,060,754	(483,046)	18,786,835	181,556,710
	$2,995,288,679	$729,077,077	$636,319,028	$253,617,035	$45,392,983	$(173,542,311)	$2,959,897,400

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,174,206	$--	$2,174,206	$--
Domestic Equity Funds	1,418,044,608	1,418,044,608	--	--
International Equity Funds	757,623,908	757,623,908	--	--
Bond Funds	735,248,577	735,248,577	--	--
Short-Term Funds	61,866,742	61,866,742	--	--
Total Investments in Securities:	$2,974,958,041	$2,972,783,835	$2,174,206	$--
Derivative Instruments:
Assets
Futures Contracts	$258,543	$258,543	$--	$--
Total Assets	$258,543	$258,543	$--	$--
Liabilities
Futures Contracts	$(598,682)	$(598,682)	$--	$--
Total Liabilities	$(598,682)	$(598,682)	$--	$--
Total Derivative Instruments:	$(340,139)	$(340,139)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(598,682)
Total Equity Risk	0	(598,682)
Interest Rate Risk
Futures Contracts(a)	258,543	0
Total Interest Rate Risk	258,543	0
Total Value of Derivatives	$258,543	$(598,682)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,174,118)	$2,174,206
Fidelity Central Funds (cost $12,886,382)	12,886,435
Other affiliated issuers (cost $2,621,764,677)	2,959,897,400
Total Investment in Securities (cost $2,636,825,177)		$2,974,958,041
Receivable for investments sold		34,285,685
Receivable for fund shares sold		2,307,501
Distributions receivable from Fidelity Central Funds		25,608
Other receivables		2
Total assets		3,011,576,837
Liabilities
Payable for investments purchased	$27,680,626
Payable for fund shares redeemed	8,911,756
Accrued management fee	1,698,300
Distribution and service plan fees payable	516,636
Payable for daily variation margin on futures contracts	340,490
Total liabilities		39,147,808
Net Assets		$2,972,429,029
Net Assets consist of:
Paid in capital		$2,522,119,329
Total distributable earnings (loss)		450,309,700
Net Assets		$2,972,429,029
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,279,896,027 ÷ 91,385,922 shares)		$14.01
Maximum offering price per share (100/94.25 of $14.01)		$14.86
Class M:
Net Asset Value and redemption price per share ($453,916,641 ÷ 32,584,543 shares)		$13.93
Maximum offering price per share (100/96.50 of $13.93)		$14.44
Class C:
Net Asset Value and offering price per share ($66,504,608 ÷ 4,836,120 shares)(a)		$13.75
Class I:
Net Asset Value, offering price and redemption price per share ($1,108,683,987 ÷ 78,693,474 shares)		$14.09
Class Z:
Net Asset Value, offering price and redemption price per share ($2,947,654 ÷ 210,091 shares)		$14.03
Class Z6:
Net Asset Value, offering price and redemption price per share ($60,480,112 ÷ 4,304,048 shares)		$14.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$74,217,022
Interest		29,070
Income from Fidelity Central Funds		96,114
Total income		74,342,206
Expenses
Management fee	$20,391,005
Distribution and service plan fees	6,421,985
Independent trustees' fees and expenses	13,972
Total expenses before reductions	26,826,962
Expense reductions	(197)
Total expenses after reductions		26,826,765
Net investment income (loss)		47,515,441
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,979
Fidelity Central Funds	(120)
Other affiliated issuers	45,392,983
Futures contracts	1,101,269
Capital gain distributions from underlying funds:
Affiliated issuers	179,400,013
Total net realized gain (loss)		225,901,124
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	101
Fidelity Central Funds	53
Other affiliated issuers	(173,542,311)
Futures contracts	(340,139)
Total change in net unrealized appreciation (depreciation)		(173,882,296)
Net gain (loss)		52,018,828
Net increase (decrease) in net assets resulting from operations		$99,534,269

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,515,441	$29,589,232
Net realized gain (loss)	225,901,124	206,631,223
Change in net unrealized appreciation (depreciation)	(173,882,296)	87,525,917
Net increase (decrease) in net assets resulting from operations	99,534,269	323,746,372
Distributions to shareholders	(274,553,385)	–
Distributions to shareholders from net investment income	–	(32,430,120)
Distributions to shareholders from net realized gain	–	(127,678,746)
Total distributions	(274,553,385)	(160,108,866)
Share transactions - net increase (decrease)	154,113,608	6,442,311
Total increase (decrease) in net assets	(20,905,508)	170,079,817
Net Assets
Beginning of period	2,993,334,537	2,823,254,720
End of period	$2,972,429,029	$2,993,334,537
Other Information
Undistributed net investment income end of period		$322

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.95	$14.12	$12.99	$14.13	$14.15
Income from Investment Operations
Net investment income (loss)A	.23	.15	.18	.19	.20
Net realized and unrealized gain (loss)	.19	1.50	1.57	(.64)	.70
Total from investment operations	.42	1.65	1.75	(.45)	.90
Distributions from net investment income	(.24)	(.16)	(.18)	(.19)	(.21)
Distributions from net realized gain	(1.13)	(.66)	(.44)	(.50)	(.71)
Total distributions	(1.36)B	(.82)	(.62)	(.69)	(.92)
Net asset value, end of period	$14.01	$14.95	$14.12	$12.99	$14.13
Total ReturnC,D	3.43%	11.80%	14.02%	(3.36)%	6.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%G	.84%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.94%G	.84%	.25%	.25%	.25%
Expenses net of all reductions	.94%G	.84%	.25%	.25%	.25%
Net investment income (loss)	1.57%	.99%	1.34%	1.39%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,279,896	$1,374,112	$1,414,388	$1,409,909	$1,704,036
Portfolio turnover rateF	22%	25%	18%	22%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.36 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $1.127 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.88	$14.06	$12.94	$14.09	$14.10
Income from Investment Operations
Net investment income (loss)A	.19	.11	.15	.15	.17
Net realized and unrealized gain (loss)	.19	1.50	1.56	(.64)	.71
Total from investment operations	.38	1.61	1.71	(.49)	.88
Distributions from net investment income	(.21)	(.13)	(.15)	(.16)	(.18)
Distributions from net realized gain	(1.12)	(.66)	(.44)	(.50)	(.71)
Total distributions	(1.33)	(.79)	(.59)	(.66)	(.89)
Net asset value, end of period	$13.93	$14.88	$14.06	$12.94	$14.09
Total ReturnB,C	3.12%	11.53%	13.74%	(3.67)%	6.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.19%F	1.09%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.19%F	1.09%	.50%	.50%	.50%
Expenses net of all reductions	1.19%F	1.09%	.50%	.50%	.50%
Net investment income (loss)	1.32%	.74%	1.09%	1.14%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$453,917	$452,750	$442,505	$423,312	$453,137
Portfolio turnover rateE	22%	25%	18%	22%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.71	$13.92	$12.83	$13.97	$14.00
Income from Investment Operations
Net investment income (loss)A	.12	.03	.08	.08	.09
Net realized and unrealized gain (loss)	.18	1.48	1.55	(.63)	.70
Total from investment operations	.30	1.51	1.63	(.55)	.79
Distributions from net investment income	(.15)	(.07)	(.10)	(.11)	(.12)
Distributions from net realized gain	(1.11)	(.65)	(.44)	(.48)	(.70)
Total distributions	(1.26)	(.72)	(.54)	(.59)	(.82)
Net asset value, end of period	$13.75	$14.71	$13.92	$12.83	$13.97
Total ReturnB,C	2.57%	10.97%	13.21%	(4.10)%	5.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.69%F	1.59%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.69%F	1.59%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.69%F	1.59%	1.00%	1.00%	1.00%
Net investment income (loss)	.82%	.24%	.59%	.64%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$66,505	$96,199	$94,517	$87,691	$91,154
Portfolio turnover rateE	22%	25%	18%	22%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.04	$14.21	$13.06	$14.21	$14.22
Income from Investment Operations
Net investment income (loss)A	.26	.18	.21	.22	.24
Net realized and unrealized gain (loss)	.19	1.51	1.59	(.65)	.71
Total from investment operations	.45	1.69	1.80	(.43)	.95
Distributions from net investment income	(.27)	(.21)	(.21)	(.23)	(.25)
Distributions from net realized gain	(1.14)	(.66)	(.44)	(.50)	(.71)
Total distributions	(1.40)B	(.86)C	(.65)	(.72)D	(.96)
Net asset value, end of period	$14.09	$15.04	$14.21	$13.06	$14.21
Total ReturnE	3.65%	12.04%	14.38%	(3.16)%	6.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.60%	–%I	–%I	–%I
Expenses net of fee waivers, if any	.69%H	.60%	-%	-%	-%
Expenses net of all reductions	.69%H	.60%	-%	-%	-%
Net investment income (loss)	1.82%	1.23%	1.59%	1.64%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,108,684	$1,043,420	$871,845	$861,408	$919,561
Portfolio turnover rateG	22%	25%	18%	22%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.40 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $1.137 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.656 per share.

 D Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.99
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.15)C
Total from investment operations	(.11)
Distributions from net investment income	(.33)
Distributions from net realized gain	(.53)
Total distributions	(.85)D
Net asset value, end of period	$14.03
Total ReturnE,F	(.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I
Expenses net of fee waivers, if any	.60%I
Expenses net of all reductions	.60%I
Net investment income (loss)	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,948
Portfolio turnover rateH	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.85 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.527 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.03	$14.53
Income from Investment Operations
Net investment income (loss)B	.29	.16
Net realized and unrealized gain (loss)	.19	.99
Total from investment operations	.48	1.15
Distributions from net investment income	(.30)	(.23)
Distributions from net realized gain	(1.15)	(.42)
Total distributions	(1.46)C	(.65)
Net asset value, end of period	$14.05	$15.03
Total ReturnD,E	3.84%	7.90%
Ratios to Average Net AssetsF
Expenses before reductions	.47%	.49%G,H
Expenses net of fee waivers, if any	.47%	.49%G,H
Expenses net of all reductions	.47%	.49%G,H
Net investment income (loss)	2.05%	1.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$60,480	$26,854
Portfolio turnover rateI	22%	25%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.46 per share is comprised of distributions from net investment income of $.301 and distributions from net realized gain of $1.154 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series International Growth Fund	8.8
Fidelity Series International Value Fund	8.3
Fidelity Series Stock Selector Large Cap Value Fund	7.4
Fidelity Series Value Discovery Fund	7.2
Fidelity Advisor Series Equity Growth Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Advisor Series Growth Opportunities Fund	4.7
75.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.4%
International Equity Funds	29.7%
Bond Funds	10.9%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.43% 4/4/19 to 6/20/19 (a)
(Cost $1,408,095)	1,410,000	1,408,123
	Shares	Value

Domestic Equity Funds - 57.4%
Fidelity Advisor Series Equity Growth Fund (b)	11,715,657	$163,199,101
Fidelity Advisor Series Growth Opportunities Fund (b)	7,825,441	113,155,881
Fidelity Advisor Series Small Cap Fund (b)	7,000,384	73,364,029
Fidelity Series All-Sector Equity Fund (b)	7,494,061	72,167,804
Fidelity Series Commodity Strategy Fund (b)	11,581,469	55,243,606
Fidelity Series Large Cap Stock Fund (b)	18,606,552	272,585,994
Fidelity Series Large Cap Value Index Fund (b)	2,383,763	29,582,499
Fidelity Series Opportunistic Insights Fund (b)	8,670,933	151,567,911
Fidelity Series Small Cap Opportunities Fund (b)	6,971,264	93,833,213
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,989,740	176,878,931
Fidelity Series Value Discovery Fund (b)	13,824,590	172,669,131
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,190,175,942)		1,374,248,100

International Equity Funds - 29.7%
Fidelity Series Canada Fund (b)	2,097,758	21,627,882
Fidelity Series Emerging Markets Fund (b)	2,293,812	22,456,421
Fidelity Series Emerging Markets Opportunities Fund (b)	11,316,372	209,692,371
Fidelity Series International Growth Fund (b)	13,766,043	209,106,186
Fidelity Series International Small Cap Fund (b)	3,128,103	48,579,447
Fidelity Series International Value Fund (b)	21,340,129	198,463,196
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $604,574,979)		709,925,503

Bond Funds - 10.9%
Fidelity Series Emerging Markets Debt Fund (b)	1,598,433	15,328,974
Fidelity Series Floating Rate High Income Fund (b)	319,182	2,958,818
Fidelity Series High Income Fund (b)	2,238,470	21,041,620
Fidelity Series Inflation-Protected Bond Index Fund (b)	709,151	6,935,494
Fidelity Series International Credit Fund (b)	123,676	1,223,153
Fidelity Series Investment Grade Bond Fund (b)	5,824,746	65,120,663
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,510,395	137,577,206
Fidelity Series Real Estate Income Fund (b)	1,002,834	10,940,922
TOTAL BOND FUNDS
(Cost $256,090,361)		261,126,850

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.48% (c)	8,287,362	8,289,020
Fidelity Series Government Money Market Fund 2.50%(b)(d)	31,508,841	31,508,841
Fidelity Series Short-Term Credit Fund (b)	790,419	7,880,473
TOTAL SHORT-TERM FUNDS
(Cost $47,625,949)		47,678,334
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,099,875,326)		2,394,386,910
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,050,559)
NET ASSETS - 100%		$2,392,336,351

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	13	June 2019	$2,770,219	$12,069	$12,069
CBOT 5-Year U.S. Treasury Note Contracts (United States)	31	June 2019	3,590,672	40,867	40,867
CBOT 10-Year U.S. Treasury Note Contracts (United States)	20	June 2019	2,484,375	46,208	46,208
CBOT Long Term U.S. Treasury Bond Contracts (United States)	11	June 2019	1,646,219	57,726	57,726
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	12	June 2019	2,016,000	100,333	100,333

TOTAL PURCHASED					257,203

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	96	June 2019	13,621,440	(412,293)	(412,293)
ICE E-mini MSCI EAFE Index Contracts (United States)	4	June 2019	373,280	(7,889)	(7,889)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	130	June 2019	6,873,100	(128,158)	(128,158)

TOTAL SOLD					(548,340)

TOTAL FUTURES CONTRACTS					$(291,137)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,408,123.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,897
Total	$67,897

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$150,443,525	$24,316,907	$18,709,140	$12,083,271	$807,701	$6,340,108	$163,199,101
Fidelity Advisor Series Equity Value Fund	173,506,004	10,161,919	8,970,094	5,777,955	19,833	(24,184,445)	--
Fidelity Advisor Series Growth & Income Fund	265,948,888	30,860,979	13,869,397	24,005,982	268,512	(40,994,581)	--
Fidelity Advisor Series Growth Opportunities Fund	98,717,003	25,573,692	27,298,409	18,992,449	5,288,849	10,874,746	113,155,881
Fidelity Advisor Series Opportunistic Insights Fund	139,796,668	14,890,529	7,734,189	11,306,712	438,538	(53,339,875)	--
Fidelity Advisor Series Small Cap Fund	75,222,187	13,679,822	8,001,771	6,863,984	(114,087)	(7,422,122)	73,364,029
Fidelity Advisor Series Stock Selector Large Cap Value Fund	175,247,506	18,975,974	8,963,165	14,681,290	(37,770)	(24,040,272)	--
Fidelity Series 100 Index Fund	74,585,869	--	79,175,002	--	32,848,617	(28,259,484)	--
Fidelity Series All-Sector Equity Fund	103,183,521	24,321,000	46,276,115	17,630,363	4,963,290	(14,023,892)	72,167,804
Fidelity Series Canada Fund	20,489,780	3,176,876	2,391,074	471,010	(4,626)	356,926	21,627,882
Fidelity Series Commodity Strategy Fund	49,722,217	21,259,763	9,217,965	3,387,398	(3,583,115)	(2,937,294)	55,243,606
Fidelity Series Emerging Markets Debt Fund	15,939,875	1,822,882	1,664,434	923,339	(26,638)	(742,711)	15,328,974
Fidelity Series Emerging Markets Fund	--	22,534,323	962,286	87,750	(7,703)	892,087	22,456,421
Fidelity Series Emerging Markets Opportunities Fund	214,011,029	57,638,397	30,075,710	16,175,558	795,285	(32,676,630)	209,692,371
Fidelity Series Floating Rate High Income Fund	5,296,327	569,012	2,807,751	275,663	(149,643)	50,873	2,958,818
Fidelity Series Government Money Market Fund 2.50%	39,244,766	38,197,215	45,933,140	841,805	--	--	31,508,841
Fidelity Series High Income Fund	33,209,545	4,000,377	15,754,804	2,068,755	(751,107)	337,609	21,041,620
Fidelity Series Inflation-Protected Bond Index Fund	18,823,072	1,868,232	13,907,397	144,118	(129,839)	281,426	6,935,494
Fidelity Series International Credit Fund	1,167,052	59,153	--	59,153	--	(3,052)	1,223,153
Fidelity Series International Growth Fund	205,931,630	42,228,490	27,644,034	13,176,789	(433,879)	(10,976,021)	209,106,186
Fidelity Series International Small Cap Fund	51,382,631	11,371,484	5,789,112	4,444,531	(227,903)	(8,157,653)	48,579,447
Fidelity Series International Value Fund	208,848,910	35,697,656	20,831,022	7,224,698	(685,320)	(24,567,028)	198,463,196
Fidelity Series Investment Grade Bond Fund	67,616,932	38,006,918	41,094,204	1,726,973	(1,029,628)	1,620,645	65,120,663
Fidelity Series Large Cap Stock Fund	--	21,722,333	15,383,191	11,033,142	(525,220)	24,557,671	272,585,994
Fidelity Series Large Cap Value Index Fund	28,939,369	3,480,588	3,136,074	1,374,145	10,512	288,104	29,582,499
Fidelity Series Long-Term Treasury Bond Index Fund	53,989,913	102,653,184	24,219,468	3,392,047	(873,078)	6,026,655	137,577,206
Fidelity Series Opportunistic Insights Fund	--	21,666,110	7,926,724	12,312,749	(553,238)	44,330,092	151,567,911
Fidelity Series Real Estate Equity Fund	18,057,338	--	18,571,957	--	1,255,944	(741,325)	--
Fidelity Series Real Estate Income Fund	10,443,233	1,485,204	1,187,444	779,629	(1,161)	201,090	10,940,922
Fidelity Series Short-Term Credit Fund	6,886,600	5,280,991	4,390,540	222,221	(14,861)	118,283	7,880,473
Fidelity Series Small Cap Opportunities Fund	91,742,421	17,332,250	9,969,880	10,816,177	79,043	(5,350,621)	93,833,213
Fidelity Series Stock Selector Large Cap Value Fund	--	23,235,754	9,919,145	15,003,114	(800,912)	3,180,961	176,878,931
Fidelity Series Value Discovery Fund	--	18,430,338	9,762,038	10,485,618	(267,758)	13,735,372	172,669,131
	$2,398,393,811	$656,498,352	$541,536,676	$227,768,388	$36,558,638	$(165,224,358)	$2,384,689,767

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,408,123	$--	$1,408,123	$--
Domestic Equity Funds	1,374,248,100	1,374,248,100	--	--
International Equity Funds	709,925,503	709,925,503	--	--
Bond Funds	261,126,850	261,126,850	--	--
Short-Term Funds	47,678,334	47,678,334	--	--
Total Investments in Securities:	$2,394,386,910	$2,392,978,787	$1,408,123	$--
Derivative Instruments:
Assets
Futures Contracts	$257,203	$257,203	$--	$--
Total Assets	$257,203	$257,203	$--	$--
Liabilities
Futures Contracts	$(548,340)	$(548,340)	$--	$--
Total Liabilities	$(548,340)	$(548,340)	$--	$--
Total Derivative Instruments:	$(291,137)	$(291,137)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(548,340)
Total Equity Risk	0	(548,340)
Interest Rate Risk
Futures Contracts(a)	257,203	0
Total Interest Rate Risk	257,203	0
Total Value of Derivatives	$257,203	$(548,340)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,408,095)	$1,408,123
Fidelity Central Funds (cost $8,288,960)	8,289,020
Other affiliated issuers (cost $2,090,178,271)	2,384,689,767
Total Investment in Securities (cost $2,099,875,326)		$2,394,386,910
Receivable for investments sold		17,899,572
Receivable for fund shares sold		2,393,543
Distributions receivable from Fidelity Central Funds		16,170
Total assets		2,414,696,195
Liabilities
Payable for investments purchased	$16,571,005
Payable for fund shares redeemed	3,720,776
Accrued management fee	1,445,833
Distribution and service plan fees payable	405,424
Payable for daily variation margin on futures contracts	216,806
Total liabilities		22,359,844
Net Assets		$2,392,336,351
Net Assets consist of:
Paid in capital		$1,996,442,955
Total distributable earnings (loss)		395,893,396
Net Assets		$2,392,336,351
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,026,415,550 ÷ 75,566,414 shares)		$13.58
Maximum offering price per share (100/94.25 of $13.58)		$14.41
Class M:
Net Asset Value and redemption price per share ($366,073,915 ÷ 27,231,015 shares)		$13.44
Maximum offering price per share (100/96.50 of $13.44)		$13.93
Class C:
Net Asset Value and offering price per share ($44,302,445 ÷ 3,356,045 shares)(a)		$13.20
Class I:
Net Asset Value, offering price and redemption price per share ($907,368,743 ÷ 66,282,331 shares)		$13.69
Class Z:
Net Asset Value, offering price and redemption price per share ($2,820,795 ÷ 207,025 shares)		$13.63
Class Z6:
Net Asset Value, offering price and redemption price per share ($45,354,903 ÷ 3,317,397 shares)		$13.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$56,428,973
Interest		24,838
Income from Fidelity Central Funds		67,897
Total income		56,521,708
Expenses
Management fee	$17,340,983
Distribution and service plan fees	5,003,389
Independent trustees' fees and expenses	11,205
Total expenses before reductions	22,355,577
Expense reductions	(46)
Total expenses after reductions		22,355,531
Net investment income (loss)		34,166,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,480
Fidelity Central Funds	(75)
Other affiliated issuers	36,558,638
Futures contracts	(599,627)
Capital gain distributions from underlying funds:
Affiliated issuers	171,339,415
Total net realized gain (loss)		207,304,831
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	28
Fidelity Central Funds	60
Other affiliated issuers	(165,224,358)
Futures contracts	(291,137)
Total change in net unrealized appreciation (depreciation)		(165,515,407)
Net gain (loss)		41,789,424
Net increase (decrease) in net assets resulting from operations		$75,955,601

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,166,177	$19,282,132
Net realized gain (loss)	207,304,831	167,323,622
Change in net unrealized appreciation (depreciation)	(165,515,407)	99,438,855
Net increase (decrease) in net assets resulting from operations	75,955,601	286,044,609
Distributions to shareholders	(237,149,030)	–
Distributions to shareholders from net investment income	–	(22,868,765)
Distributions to shareholders from net realized gain	–	(96,748,987)
Total distributions	(237,149,030)	(119,617,752)
Share transactions - net increase (decrease)	157,081,350	25,065,653
Total increase (decrease) in net assets	(4,112,079)	191,492,510
Net Assets
Beginning of period	2,396,448,430	2,204,955,920
End of period	$2,392,336,351	$2,396,448,430
Other Information
Distributions in excess of net investment income end of period		$(877,686)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.65	$13.61	$12.37	$13.51	$13.54
Income from Investment Operations
Net investment income (loss)A	.20	.12	.16	.16	.19
Net realized and unrealized gain (loss)	.16	1.67	1.68	(.66)	.71
Total from investment operations	.36	1.79	1.84	(.50)	.90
Distributions from net investment income	(.22)	(.14)	(.16)	(.17)	(.19)
Distributions from net realized gain	(1.22)	(.61)	(.44)	(.47)	(.73)
Total distributions	(1.43)B	(.75)	(.60)	(.64)	(.93)C
Net asset value, end of period	$13.58	$14.65	$13.61	$12.37	$13.51
Total ReturnD,E	3.19%	13.26%	15.51%	(3.92)%	6.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%	.87%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.99%	.87%	.25%	.25%	.25%
Expenses net of all reductions	.99%	.87%	.25%	.25%	.25%
Net investment income (loss)	1.40%	.80%	1.22%	1.28%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,026,416	$1,082,982	$1,117,175	$1,094,459	$1,313,452
Portfolio turnover rateF	23%	23%	18%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.43 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.218 per share.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.53	$13.51	$12.29	$13.42	$13.46
Income from Investment Operations
Net investment income (loss)A	.16	.08	.12	.13	.15
Net realized and unrealized gain (loss)	.16	1.66	1.68	(.65)	.71
Total from investment operations	.32	1.74	1.80	(.52)	.86
Distributions from net investment income	(.19)	(.12)	(.14)	(.14)	(.16)
Distributions from net realized gain	(1.22)	(.60)	(.44)	(.46)	(.73)
Total distributions	(1.41)	(.72)	(.58)	(.61)B	(.90)C
Net asset value, end of period	$13.44	$14.53	$13.51	$12.29	$13.42
Total ReturnD,E	2.89%	12.98%	15.24%	(4.08)%	6.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%	1.13%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.24%	1.13%	.50%	.50%	.50%
Expenses net of all reductions	1.24%	1.13%	.50%	.50%	.50%
Net investment income (loss)	1.15%	.55%	.97%	1.03%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$366,074	$364,455	$336,939	$299,952	$303,711
Portfolio turnover rateF	23%	23%	18%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.29	$13.32	$12.14	$13.27	$13.32
Income from Investment Operations
Net investment income (loss)A	.09	.01	.06	.07	.08
Net realized and unrealized gain (loss)	.17	1.62	1.65	(.65)	.70
Total from investment operations	.26	1.63	1.71	(.58)	.78
Distributions from net investment income	(.13)	(.07)	(.09)	(.10)	(.11)
Distributions from net realized gain	(1.22)	(.60)	(.44)	(.45)	(.72)
Total distributions	(1.35)	(.66)B	(.53)	(.55)	(.83)
Net asset value, end of period	$13.20	$14.29	$13.32	$12.14	$13.27
Total ReturnC,D	2.39%	12.40%	14.69%	(4.58)%	6.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.73%G	1.63%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.73%G	1.63%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.73%G	1.63%	1.00%	1.00%	1.00%
Net investment income (loss)	.65%	.05%	.47%	.53%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$44,302	$65,519	$61,581	$54,813	$56,318
Portfolio turnover rateE	23%	23%	18%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.598 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$13.71	$12.45	$13.59	$13.61
Income from Investment Operations
Net investment income (loss)A	.23	.15	.19	.20	.22
Net realized and unrealized gain (loss)	.17	1.68	1.70	(.67)	.72
Total from investment operations	.40	1.83	1.89	(.47)	.94
Distributions from net investment income	(.25)	(.17)	(.19)	(.20)	(.23)
Distributions from net realized gain	(1.22)	(.62)	(.44)	(.47)	(.73)
Total distributions	(1.46)B	(.79)	(.63)	(.67)	(.96)
Net asset value, end of period	$13.69	$14.75	$13.71	$12.45	$13.59
Total ReturnC	3.47%	13.50%	15.79%	(3.63)%	7.11%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.64%	- %F	- %F	- %F
Expenses net of fee waivers, if any	.74%	.64%	-%	-%	-%
Expenses net of all reductions	.74%	.64%	-%	-%	-%
Net investment income (loss)	1.65%	1.04%	1.47%	1.53%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$907,369	$867,707	$689,261	$684,976	$710,667
Portfolio turnover rateD	23%	23%	18%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.46 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.218 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.78
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	(.32)C
Total from investment operations	(.25)
Distributions from net investment income	(.31)
Distributions from net realized gain	(.59)
Total distributions	(.90)
Net asset value, end of period	$13.63
Total ReturnD,E	(.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H,I
Expenses net of fee waivers, if any	.63%H,I
Expenses net of all reductions	.63%H,I
Net investment income (loss)	1.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,821
Portfolio turnover rateF	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$14.07
Income from Investment Operations
Net investment income (loss)B	.26	.12
Net realized and unrealized gain (loss)	.16	1.15
Total from investment operations	.42	1.27
Distributions from net investment income	(.29)	(.22)
Distributions from net realized gain	(1.22)	(.38)
Total distributions	(1.50)C	(.59)D
Net asset value, end of period	$13.67	$14.75
Total ReturnE,F	3.65%	9.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%	.51%I,J
Expenses net of fee waivers, if any	.49%	.51%I,J
Expenses net of all reductions	.49%	.51%I,J
Net investment income (loss)	1.90%	.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$45,355	$15,784
Portfolio turnover rateG	23%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.50 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $1.218 per share.

 D Total distributions of $.59 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.378 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.0
Fidelity Series International Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series International Value Fund	8.7
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.6
Fidelity Advisor Series Equity Growth Fund	7.2
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Advisor Series Growth Opportunities Fund	5.3
Fidelity Series Small Cap Opportunities Fund	4.1
77.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
International Equity Funds	31.2%
Bond Funds	6.8%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% 4/4/19 (a)
(Cost $829,837)	830,000	829,837
	Shares	Value

Domestic Equity Funds - 61.0%
Fidelity Advisor Series Equity Growth Fund (b)	11,218,868	$156,278,837
Fidelity Advisor Series Growth Opportunities Fund (b)	7,927,463	114,631,108
Fidelity Advisor Series Small Cap Fund (b)	6,673,390	69,937,130
Fidelity Series All-Sector Equity Fund (b)	7,522,137	72,438,183
Fidelity Series Commodity Strategy Fund (b)	11,311,894	53,957,733
Fidelity Series Large Cap Stock Fund (b)	17,716,344	259,544,447
Fidelity Series Large Cap Value Index Fund (b)	2,286,685	28,377,759
Fidelity Series Opportunistic Insights Fund (b)	8,301,409	145,108,638
Fidelity Series Small Cap Opportunities Fund (b)	6,657,060	89,604,022
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,378,321	169,664,183
Fidelity Series Value Discovery Fund (b)	13,268,623	165,725,099
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,154,450,638)		1,325,267,139

International Equity Funds - 31.2%
Fidelity Series Canada Fund (b)	1,979,225	20,405,806
Fidelity Series Emerging Markets Fund (b)	2,162,472	21,170,601
Fidelity Series Emerging Markets Opportunities Fund (b)	10,656,527	197,465,452
Fidelity Series International Growth Fund (b)	13,317,390	202,291,154
Fidelity Series International Small Cap Fund (b)	2,994,994	46,512,254
Fidelity Series International Value Fund (b)	20,352,924	189,282,195
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $577,022,020)		677,127,462

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	1,467,824	14,076,429
Fidelity Series Floating Rate High Income Fund (b)	289,730	2,685,794
Fidelity Series High Income Fund (b)	2,445,406	22,986,815
Fidelity Series Inflation-Protected Bond Index Fund (b)	644,638	6,304,555
Fidelity Series International Credit Fund (b)	112,637	1,113,984
Fidelity Series Investment Grade Bond Fund (b)	1,244,292	13,911,189
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,736,434	77,492,172
Fidelity Series Real Estate Income Fund (b)	911,419	9,943,579
TOTAL BOND FUNDS
(Cost $146,642,004)		148,514,517

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (c)	4,124,872	4,125,697
Fidelity Series Government Money Market Fund 2.50%(b)(d)	15,575,950	15,575,950
Fidelity Series Short-Term Credit Fund (b)	426,595	4,253,155
TOTAL SHORT-TERM FUNDS
(Cost $23,944,176)		23,954,802
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,902,888,675)		2,175,693,757
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,776,837)
NET ASSETS - 100%		$2,173,916,920

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2	June 2019	$426,188	$1,857	$1,857
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	June 2019	694,969	7,910	7,910
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4	June 2019	496,875	9,242	9,242
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	June 2019	598,625	20,991	20,991
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	June 2019	1,008,000	50,166	50,166

TOTAL PURCHASED					90,166

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	9	June 2019	1,277,010	(1,278)	(1,278)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	94	June 2019	4,969,780	(92,669)	(92,669)

TOTAL SOLD					(93,947)

TOTAL FUTURES CONTRACTS					$(3,781)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $500,901.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,737
Total	$51,737

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$140,682,362	$23,167,003	$14,221,469	$11,504,958	$447,770	$6,203,171	$156,278,837
Fidelity Advisor Series Equity Value Fund	162,239,363	14,846,287	7,538,783	5,595,859	(57,730)	(23,785,932)	--
Fidelity Advisor Series Growth & Income Fund	248,668,633	33,284,766	11,706,552	22,620,220	188,101	(38,338,164)	--
Fidelity Advisor Series Growth Opportunities Fund	92,316,051	23,983,824	16,876,686	18,050,431	2,405,857	12,802,062	114,631,108
Fidelity Advisor Series Opportunistic Insights Fund	130,719,494	15,285,834	6,147,581	10,739,473	234,454	(50,881,217)	--
Fidelity Advisor Series Small Cap Fund	70,269,615	13,827,824	7,104,472	6,503,254	(57,645)	(6,998,192)	69,937,130
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,792,386	23,058,658	7,605,462	14,178,217	(65,106)	(23,665,293)	--
Fidelity Series 100 Index Fund	69,719,202	--	75,057,597	--	30,843,158	(25,504,763)	--
Fidelity Series All-Sector Equity Fund	96,485,101	22,296,154	36,306,160	17,617,860	2,753,808	(12,790,720)	72,438,183
Fidelity Series Canada Fund	19,115,913	3,163,106	2,185,297	447,291	(20,939)	333,023	20,405,806
Fidelity Series Commodity Strategy Fund	45,218,312	22,851,448	8,080,476	3,168,180	(2,423,727)	(3,607,824)	53,957,733
Fidelity Series Emerging Markets Debt Fund	14,499,809	1,587,601	1,307,254	847,685	(20,972)	(682,755)	14,076,429
Fidelity Series Emerging Markets Fund	--	21,361,038	882,715	82,388	(6,889)	699,167	21,170,601
Fidelity Series Emerging Markets Opportunities Fund	198,131,267	61,121,410	31,830,692	15,169,683	(321,326)	(29,635,207)	197,465,452
Fidelity Series Floating Rate High Income Fund	4,805,312	495,099	2,525,400	250,048	(134,880)	45,663	2,685,794
Fidelity Series Government Money Market Fund 2.50%	35,343,924	32,442,231	52,210,205	546,854	--	--	15,575,950
Fidelity Series High Income Fund	30,392,696	3,454,938	10,490,734	1,873,823	(514,262)	144,177	22,986,815
Fidelity Series Inflation-Protected Bond Index Fund	17,270,143	2,638,668	13,728,820	131,992	(131,367)	255,931	6,304,555
Fidelity Series International Credit Fund	1,062,890	53,874	--	53,873	--	(2,780)	1,113,984
Fidelity Series International Growth Fund	192,586,304	42,324,122	21,910,348	12,496,695	(462,489)	(10,246,435)	202,291,154
Fidelity Series International Small Cap Fund	48,053,368	11,088,689	4,709,439	4,188,472	(94,519)	(7,825,845)	46,512,254
Fidelity Series International Value Fund	194,847,297	36,988,983	18,653,605	6,860,811	(464,586)	(23,435,894)	189,282,195
Fidelity Series Investment Grade Bond Fund	10,253,916	5,771,072	2,374,166	366,983	(33,774)	294,141	13,911,189
Fidelity Series Large Cap Stock Fund	--	19,239,101	14,001,585	10,467,189	(748,835)	22,958,982	259,544,447
Fidelity Series Large Cap Value Index Fund	27,203,330	3,695,691	2,817,771	1,313,502	15,972	280,537	28,377,759
Fidelity Series Long-Term Treasury Bond Index Fund	48,736,296	54,641,835	28,812,758	2,114,412	(906,481)	3,833,280	77,492,172
Fidelity Series Opportunistic Insights Fund	--	21,158,729	7,120,817	11,741,591	(503,514)	42,363,256	145,108,638
Fidelity Series Real Estate Equity Fund	16,888,409	140,813	17,708,455	89,155	1,454,060	(774,827)	--
Fidelity Series Real Estate Income Fund	9,492,141	1,286,850	1,018,967	707,662	(11,392)	194,947	9,943,579
Fidelity Series Short-Term Credit Fund	6,224,937	1,173,408	3,203,332	154,820	(12,339)	70,481	4,253,155
Fidelity Series Small Cap Opportunities Fund	85,799,818	17,498,098	8,826,797	10,183,811	(4,907)	(4,862,190)	89,604,022
Fidelity Series Stock Selector Large Cap Value Fund	--	20,601,373	9,112,975	14,336,618	(719,033)	3,379,635	169,664,183
Fidelity Series Value Discovery Fund	--	15,660,866	9,002,774	10,020,654	(353,758)	13,717,560	165,725,099
	$2,180,818,289	$570,189,393	$455,080,144	$214,424,464	$30,272,710	$(155,462,025)	$2,170,738,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$829,837	$--	$829,837	$--
Domestic Equity Funds	1,325,267,139	1,325,267,139	--	--
International Equity Funds	677,127,462	677,127,462	--	--
Bond Funds	148,514,517	148,514,517	--	--
Short-Term Funds	23,954,802	23,954,802	--	--
Total Investments in Securities:	$2,175,693,757	$2,174,863,920	$829,837	$--
Derivative Instruments:
Assets
Futures Contracts	$90,166	$90,166	$--	$--
Total Assets	$90,166	$90,166	$--	$--
Liabilities
Futures Contracts	$(93,947)	$(93,947)	$--	$--
Total Liabilities	$(93,947)	$(93,947)	$--	$--
Total Derivative Instruments:	$(3,781)	$(3,781)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(93,947)
Total Equity Risk	0	(93,947)
Interest Rate Risk
Futures Contracts(a)	90,166	0
Total Interest Rate Risk	90,166	0
Total Value of Derivatives	$90,166	$(93,947)

 (a) Net Other Assets (Liabilities) are not included in the pie chart

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $829,837)	$829,837
Fidelity Central Funds (cost $4,125,690)	4,125,697
Other affiliated issuers (cost $1,897,933,148)	2,170,738,223
Total Investment in Securities (cost $1,902,888,675)		$2,175,693,757
Receivable for investments sold		7,354,777
Receivable for fund shares sold		2,106,107
Distributions receivable from Fidelity Central Funds		8,286
Total assets		2,185,162,927
Liabilities
Payable for investments purchased	$3,087,506
Payable for fund shares redeemed	6,374,747
Accrued management fee	1,333,276
Distribution and service plan fees payable	391,199
Payable for daily variation margin on futures contracts	59,279
Total liabilities		11,246,007
Net Assets		$2,173,916,920
Net Assets consist of:
Paid in capital		$1,805,378,935
Total distributable earnings (loss)		368,537,985
Net Assets		$2,173,916,920
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($916,426,196 ÷ 63,099,421 shares)		$14.52
Maximum offering price per share (100/94.25 of $14.52)		$15.41
Class M:
Net Asset Value and redemption price per share ($356,106,752 ÷ 24,659,431 shares)		$14.44
Maximum offering price per share (100/96.50 of $14.44)		$14.96
Class C:
Net Asset Value and offering price per share ($53,714,863 ÷ 3,799,820 shares)(a)		$14.14
Class I:
Net Asset Value, offering price and redemption price per share ($805,101,929 ÷ 55,054,674 shares)		$14.62
Class Z:
Net Asset Value, offering price and redemption price per share ($1,501,080 ÷ 103,131 shares)		$14.56
Class Z6:
Net Asset Value, offering price and redemption price per share ($41,066,100 ÷ 2,813,299 shares)		$14.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$50,913,030
Interest		22,994
Income from Fidelity Central Funds		51,737
Total income		50,987,761
Expenses
Management fee	$15,967,129
Distribution and service plan fees	4,779,846
Independent trustees' fees and expenses	10,193
Total expenses before reductions	20,757,168
Expense reductions	(56)
Total expenses after reductions		20,757,112
Net investment income (loss)		30,230,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,183
Fidelity Central Funds	(11)
Other affiliated issuers	30,272,710
Futures contracts	(916,130)
Capital gain distributions from underlying funds:
Affiliated issuers	163,511,435
Total net realized gain (loss)		192,872,187
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Fidelity Central Funds	7
Other affiliated issuers	(155,462,025)
Futures contracts	(3,781)
Total change in net unrealized appreciation (depreciation)		(155,465,799)
Net gain (loss)		37,406,388
Net increase (decrease) in net assets resulting from operations		$67,637,037

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,230,649	$16,946,944
Net realized gain (loss)	192,872,187	154,265,342
Change in net unrealized appreciation (depreciation)	(155,465,799)	91,725,502
Net increase (decrease) in net assets resulting from operations	67,637,037	262,937,788
Distributions to shareholders	(214,667,735)	–
Distributions to shareholders from net investment income	–	(20,779,436)
Distributions to shareholders from net realized gain	–	(90,229,747)
Total distributions	(214,667,735)	(111,009,183)
Share transactions - net increase (decrease)	141,920,324	7,294,311
Total increase (decrease) in net assets	(5,110,374)	159,222,916
Net Assets
Beginning of period	2,179,027,294	2,019,804,378
End of period	$2,173,916,920	$2,179,027,294
Other Information
Distributions in excess of net investment income end of period		$(1,775,924)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.69	$14.57	$13.25	$14.49	$14.51
Income from Investment Operations
Net investment income (loss)A	.21	.12	.17	.17	.20
Net realized and unrealized gain (loss)	.15	1.81	1.80	(.69)	.76
Total from investment operations	.36	1.93	1.97	(.52)	.96
Distributions from net investment income	(.23)	(.15)	(.17)	(.18)	(.21)
Distributions from net realized gain	(1.31)	(.66)	(.48)	(.54)	(.77)
Total distributions	(1.53)B	(.81)	(.65)	(.72)	(.98)
Net asset value, end of period	$14.52	$15.69	$14.57	$13.25	$14.49
Total ReturnC,D	3.04%	13.42%	15.53%	(3.82)%	6.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	.87%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.99%G	.87%	.25%	.25%	.25%
Expenses net of all reductions	.99%G	.87%	.25%	.25%	.25%
Net investment income (loss)	1.37%	.78%	1.22%	1.27%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$916,426	$948,970	$965,401	$950,816	$1,154,277
Portfolio turnover rateF	21%	23%	18%	21%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.53 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $1.308 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.62	$14.52	$13.21	$14.45	$14.47
Income from Investment Operations
Net investment income (loss)A	.17	.08	.13	.14	.16
Net realized and unrealized gain (loss)	.16	1.80	1.81	(.70)	.76
Total from investment operations	.33	1.88	1.94	(.56)	.92
Distributions from net investment income	(.20)	(.12)	(.15)	(.15)	(.17)
Distributions from net realized gain	(1.31)	(.66)	(.48)	(.53)	(.77)
Total distributions	(1.51)	(.78)	(.63)	(.68)	(.94)
Net asset value, end of period	$14.44	$15.62	$14.52	$13.21	$14.45
Total ReturnB,C	2.82%	13.11%	15.26%	(4.07)%	6.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.25%	1.13%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%	1.13%	.50%	.50%	.50%
Expenses net of all reductions	1.25%	1.13%	.50%	.50%	.50%
Net investment income (loss)	1.12%	.53%	.97%	1.02%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$356,107	$343,164	$324,990	$310,107	$333,069
Portfolio turnover rateE	21%	23%	18%	21%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$14.28	$13.02	$14.27	$14.30
Income from Investment Operations
Net investment income (loss)A	.09	–B	.06	.07	.09
Net realized and unrealized gain (loss)	.18	1.77	1.78	(.70)	.75
Total from investment operations	.27	1.77	1.84	(.63)	.84
Distributions from net investment income	(.14)	(.07)	(.10)	(.10)	(.12)
Distributions from net realized gain	(1.31)	(.66)	(.48)	(.52)	(.75)
Total distributions	(1.45)	(.73)	(.58)	(.62)	(.87)
Net asset value, end of period	$14.14	$15.32	$14.28	$13.02	$14.27
Total ReturnC,D	2.37%	12.52%	14.70%	(4.63)%	6.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.74%G	1.63%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%G	1.63%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.74%G	1.63%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.03%	.48%	.52%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$53,715	$84,365	$79,480	$73,036	$77,130
Portfolio turnover rateF	21%	23%	18%	21%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.78	$14.65	$13.32	$14.57	$14.59
Income from Investment Operations
Net investment income (loss)A	.24	.16	.20	.21	.23
Net realized and unrealized gain (loss)	.16	1.83	1.82	(.71)	.76
Total from investment operations	.40	1.99	2.02	(.50)	.99
Distributions from net investment income	(.26)	(.19)	(.20)	(.22)	(.24)
Distributions from net realized gain	(1.31)	(.67)	(.49)	(.54)	(.77)
Total distributions	(1.56)B	(.86)	(.69)	(.75)C	(1.01)
Net asset value, end of period	$14.62	$15.78	$14.65	$13.32	$14.57
Total ReturnD	3.31%	13.74%	15.82%	(3.62)%	6.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.63%	–%G	–%G	–%G
Expenses net of fee waivers, if any	.75%	.63%	-%	-%	-%
Expenses net of all reductions	.75%	.63%	-%	-%	-%
Net investment income (loss)	1.62%	1.02%	1.47%	1.52%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$805,102	$790,667	$649,934	$629,599	$688,278
Portfolio turnover rateF	21%	23%	18%	21%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.56 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.308 per share.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$15.85
Income from Investment Operations
Net investment income (loss)B	.36
Net realized and unrealized gain (loss)	(.69)C
Total from investment operations	(.33)
Distributions from net investment income	(.33)
Distributions from net realized gain	(.63)
Total distributions	(.96)
Net asset value, end of period	$14.56
Total ReturnD,E	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H,I
Expenses net of fee waivers, if any	.65%H,I
Expenses net of all reductions	.65%H,I
Net investment income (loss)	5.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,501
Portfolio turnover rateG	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.04
Income from Investment Operations
Net investment income (loss)B	.28	.18
Net realized and unrealized gain (loss)	.17	1.20
Total from investment operations	.45	1.38
Distributions from net investment income	(.30)	(.23)
Distributions from net realized gain	(1.31)	(.42)
Total distributions	(1.61)	(.66)C
Net asset value, end of period	$14.60	$15.76
Total ReturnD,E	3.64%	9.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.51%H,I
Expenses net of fee waivers, if any	.49%	.51%H,I
Expenses net of all reductions	.49%	.51%H,I
Net investment income (loss)	1.87%	1.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$41,066	$11,861
Portfolio turnover rateG	21%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.421 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.0
Fidelity Series International Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series International Value Fund	8.7
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.6
Fidelity Advisor Series Equity Growth Fund	7.2
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Advisor Series Growth Opportunities Fund	5.3
Fidelity Series Small Cap Opportunities Fund	4.1
77.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
International Equity Funds	31.2%
Bond Funds	6.8%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% 4/4/19 (a)
(Cost $529,896)	530,000	529,896
	Shares	Value

Domestic Equity Funds - 61.0%
Fidelity Advisor Series Equity Growth Fund (b)	7,194,962	$100,225,825
Fidelity Advisor Series Growth Opportunities Fund (b)	5,078,433	73,434,142
Fidelity Advisor Series Small Cap Fund (b)	4,284,083	44,897,186
Fidelity Series All-Sector Equity Fund (b)	4,822,327	46,439,012
Fidelity Series Commodity Strategy Fund (b)	7,250,443	34,584,614
Fidelity Series Large Cap Stock Fund (b)	11,357,251	166,383,723
Fidelity Series Large Cap Value Index Fund (b)	1,466,124	18,194,605
Fidelity Series Opportunistic Insights Fund (b)	5,324,085	93,065,012
Fidelity Series Small Cap Opportunities Fund (b)	4,271,930	57,500,174
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,218,785	108,781,667
Fidelity Series Value Discovery Fund (b)	8,506,813	106,250,097
TOTAL DOMESTIC EQUITY FUNDS
(Cost $756,570,094)		849,756,057

International Equity Funds - 31.2%
Fidelity Series Canada Fund (b)	1,269,792	13,091,551
Fidelity Series Emerging Markets Fund (b)	1,386,329	13,572,163
Fidelity Series Emerging Markets Opportunities Fund (b)	6,830,666	126,572,242
Fidelity Series International Growth Fund (b)	8,535,621	129,656,079
Fidelity Series International Small Cap Fund (b)	1,920,917	29,831,844
Fidelity Series International Value Fund (b)	13,051,348	121,377,539
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $381,733,434)		434,101,418

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	927,037	8,890,287
Fidelity Series Floating Rate High Income Fund (b)	186,006	1,724,279
Fidelity Series High Income Fund (b)	1,564,075	14,702,301
Fidelity Series Inflation-Protected Bond Index Fund (b)	413,399	4,043,045
Fidelity Series International Credit Fund (b)	67,861	671,144
Fidelity Series Investment Grade Bond Fund (b)	811,295	9,070,281
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,600,729	49,678,462
Fidelity Series Real Estate Income Fund (b)	582,043	6,350,088
TOTAL BOND FUNDS
(Cost $93,684,055)		95,129,887

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (c)	2,602,111	2,602,631
Fidelity Series Government Money Market Fund 2.50%(b)(d)	9,971,816	9,971,816
Fidelity Series Short-Term Credit Fund (b)	272,204	2,713,873
TOTAL SHORT-TERM FUNDS
(Cost $15,280,737)		15,288,320
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,247,798,216)		1,394,805,578
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,115,244)
NET ASSETS - 100%		$1,393,690,334

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	June 2019	$213,094	$928	$928
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4	June 2019	463,313	5,273	5,273
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2	June 2019	248,438	4,621	4,621
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	June 2019	299,313	10,496	10,496
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	June 2019	672,000	33,444	33,444

TOTAL PURCHASED					54,762

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	7	June 2019	993,230	(30,063)	(30,063)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	60	June 2019	3,172,200	(59,150)	(59,150)

TOTAL SOLD					(89,213)

TOTAL FUTURES CONTRACTS					$(34,451)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $322,936.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,994
Total	$32,994

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$87,585,095	$18,068,837	$9,545,951	$7,309,485	$45,011	$4,072,833	$100,225,825
Fidelity Advisor Series Equity Value Fund	101,062,304	10,772,182	4,243,501	3,549,420	(13,968)	(11,254,877)	--
Fidelity Advisor Series Growth & Income Fund	154,913,386	23,199,677	6,588,966	14,317,406	71,885	(21,854,702)	--
Fidelity Advisor Series Growth Opportunities Fund	57,467,634	17,422,218	10,986,973	11,465,700	1,157,924	8,373,339	73,434,142
Fidelity Advisor Series Opportunistic Insights Fund	81,384,078	10,890,542	3,463,613	6,811,697	50,151	(27,571,504)	--
Fidelity Advisor Series Small Cap Fund	43,759,112	10,382,511	4,726,043	4,132,852	(168,742)	(4,349,652)	44,897,186
Fidelity Advisor Series Stock Selector Large Cap Value Fund	102,033,097	15,983,029	4,260,771	8,993,313	(37,896)	(11,088,764)	--
Fidelity Series 100 Index Fund	43,308,860	--	46,620,020	--	20,937,928	(17,626,768)	--
Fidelity Series All-Sector Equity Fund	60,085,583	15,965,730	23,139,124	11,227,564	1,349,062	(7,822,239)	46,439,012
Fidelity Series Canada Fund	11,904,189	2,457,011	1,454,552	285,375	(18,774)	203,677	13,091,551
Fidelity Series Commodity Strategy Fund	28,249,093	15,521,775	5,350,855	2,015,002	(1,800,458)	(2,034,941)	34,584,614
Fidelity Series Emerging Markets Debt Fund	8,907,300	1,284,813	867,203	528,897	(12,107)	(422,516)	8,890,287
Fidelity Series Emerging Markets Fund	--	13,824,352	691,370	52,490	(8,785)	447,966	13,572,163
Fidelity Series Emerging Markets Opportunities Fund	123,530,365	42,723,311	20,826,507	9,666,313	(485,090)	(18,369,837)	126,572,242
Fidelity Series Floating Rate High Income Fund	3,008,295	411,027	1,638,034	158,964	(125,039)	68,030	1,724,279
Fidelity Series Government Money Market Fund 2.50%	21,893,886	21,338,182	33,260,252	345,619	--	--	9,971,816
Fidelity Series High Income Fund	18,707,935	2,777,249	6,546,407	1,180,595	(180,066)	(56,410)	14,702,301
Fidelity Series Inflation-Protected Bond Index Fund	10,812,378	1,811,610	8,658,422	83,843	(96,406)	173,885	4,043,045
Fidelity Series International Credit Fund	640,362	32,457	--	32,457	--	(1,675)	671,144
Fidelity Series International Growth Fund	119,909,466	31,189,349	14,613,454	7,962,687	(412,363)	(6,416,919)	129,656,079
Fidelity Series International Small Cap Fund	29,918,661	8,134,436	3,192,801	2,669,212	(112,934)	(4,915,518)	29,831,844
Fidelity Series International Value Fund	121,339,335	27,801,482	12,555,555	4,371,955	(468,642)	(14,739,081)	121,377,539
Fidelity Series Investment Grade Bond Fund	6,440,580	4,058,382	1,599,980	234,260	(23,287)	194,586	9,070,281
Fidelity Series Large Cap Stock Fund	--	15,812,476	10,689,675	6,666,008	(464,333)	11,983,974	166,383,722
Fidelity Series Large Cap Value Index Fund	16,906,145	2,989,777	1,877,001	836,767	521	175,163	18,194,605
Fidelity Series Long-Term Treasury Bond Index Fund	30,339,836	35,956,804	18,503,031	1,339,914	(575,045)	2,459,898	49,678,462
Fidelity Series Opportunistic Insights Fund	--	15,402,805	5,443,204	7,485,720	(455,801)	22,271,558	93,065,012
Fidelity Series Real Estate Equity Fund	10,477,062	88,288	10,987,257	55,604	580,263	(158,356)	--
Fidelity Series Real Estate Income Fund	5,876,043	1,037,769	678,220	446,566	(10,851)	125,347	6,350,088
Fidelity Series Short-Term Credit Fund	3,944,220	824,077	2,091,430	99,096	(7,998)	45,004	2,713,873
Fidelity Series Small Cap Opportunities Fund	53,422,944	13,120,085	5,878,356	6,472,946	(123,636)	(3,040,863)	57,500,174
Fidelity Series Stock Selector Large Cap Value Fund	--	15,451,528	6,969,943	9,133,779	(574,932)	(1,753,681)	108,781,667
Fidelity Series Value Discovery Fund	--	12,265,368	6,873,589	6,384,232	(324,745)	4,860,923	106,250,097
	$1,357,827,244	$408,999,139	$294,822,060	$136,315,738	$17,690,847	$(98,022,120)	$1,391,673,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$529,896	$--	$529,896	$--
Domestic Equity Funds	849,756,057	849,756,057	--	--
International Equity Funds	434,101,418	434,101,418	--	--
Bond Funds	95,129,887	95,129,887	--	--
Short-Term Funds	15,288,320	15,288,320	--	--
Total Investments in Securities:	$1,394,805,578	$1,394,275,682	$529,896	$--
Derivative Instruments:
Assets
Futures Contracts	$54,762	$54,762	$--	$--
Total Assets	$54,762	$54,762	$--	$--
Liabilities
Futures Contracts	$(89,213)	$(89,213)	$--	$--
Total Liabilities	$(89,213)	$(89,213)	$--	$--
Total Derivative Instruments:	$(34,451)	$(34,451)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(89,213)
Total Equity Risk	0	(89,213)
Interest Rate Risk
Futures Contracts(a)	54,762	0
Total Interest Rate Risk	54,762	0
Total Value of Derivatives	$54,762	$(89,213)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $529,896)	$529,896
Fidelity Central Funds (cost $2,602,627)	2,602,631
Other affiliated issuers (cost $1,244,665,693)	1,391,673,051
Total Investment in Securities (cost $1,247,798,216)		$1,394,805,578
Receivable for investments sold		2,054,646
Receivable for fund shares sold		1,860,726
Distributions receivable from Fidelity Central Funds		5,226
Total assets		1,398,726,176
Liabilities
Payable for investments purchased	$2,581,044
Payable for fund shares redeemed	1,333,840
Accrued management fee	848,718
Distribution and service plan fees payable	221,105
Payable for daily variation margin on futures contracts	51,135
Total liabilities		5,035,842
Net Assets		$1,393,690,334
Net Assets consist of:
Paid in capital		$1,188,210,278
Total distributable earnings (loss)		205,480,056
Net Assets		$1,393,690,334
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($547,562,967 ÷ 48,346,223 shares)		$11.33
Maximum offering price per share (100/94.25 of $11.33)		$12.02
Class M:
Net Asset Value and redemption price per share ($210,624,798 ÷ 18,767,358 shares)		$11.22
Maximum offering price per share (100/96.50 of $11.22)		$11.63
Class C:
Net Asset Value and offering price per share ($25,382,573 ÷ 2,293,382 shares)(a)		$11.07
Class I:
Net Asset Value, offering price and redemption price per share ($577,251,815 ÷ 50,610,709 shares)		$11.41
Class Z:
Net Asset Value, offering price and redemption price per share ($1,375,538 ÷ 121,205 shares)		$11.35
Class Z6:
Net Asset Value, offering price and redemption price per share ($31,492,643 ÷ 2,764,832 shares)		$11.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$32,346,031
Interest		14,624
Income from Fidelity Central Funds		32,994
Total income		32,393,649
Expenses
Management fee	$10,096,908
Distribution and service plan fees	2,695,484
Independent trustees' fees and expenses	6,427
Total expenses before reductions	12,798,819
Expense reductions	(112)
Total expenses after reductions		12,798,707
Net investment income (loss)		19,594,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,697
Fidelity Central Funds	(3)
Other affiliated issuers	17,690,847
Futures contracts	(552,365)
Capital gain distributions from underlying funds:
Affiliated issuers	103,969,707
Total net realized gain (loss)		121,110,883
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Fidelity Central Funds	4
Other affiliated issuers	(98,022,120)
Futures contracts	(34,451)
Total change in net unrealized appreciation (depreciation)		(98,056,567)
Net gain (loss)		23,054,316
Net increase (decrease) in net assets resulting from operations		$42,649,258

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,594,942	$10,671,463
Net realized gain (loss)	121,110,883	86,422,686
Change in net unrealized appreciation (depreciation)	(98,056,567)	61,790,750
Net increase (decrease) in net assets resulting from operations	42,649,258	158,884,899
Distributions to shareholders	(133,342,942)	–
Distributions to shareholders from net investment income	–	(12,899,292)
Distributions to shareholders from net realized gain	–	(46,138,745)
Total distributions	(133,342,942)	(59,038,037)
Share transactions - net increase (decrease)	127,638,941	66,150,547
Total increase (decrease) in net assets	36,945,257	165,997,409
Net Assets
Beginning of period	1,356,745,077	1,190,747,668
End of period	$1,393,690,334	$1,356,745,077
Other Information
Distributions in excess of net investment income end of period		$(761,157)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$11.26	$10.23	$11.15	$11.31
Income from Investment Operations
Net investment income (loss)A	.16	.10	.13	.13	.15
Net realized and unrealized gain (loss)	.13	1.40	1.39	(.54)	.59
Total from investment operations	.29	1.50	1.52	(.41)	.74
Distributions from net investment income	(.18)	(.12)	(.13)	(.14)	(.16)
Distributions from net realized gain	(.99)	(.43)	(.36)	(.37)	(.74)
Total distributions	(1.17)	(.55)	(.49)	(.51)	(.90)
Net asset value, end of period	$11.33	$12.21	$11.26	$10.23	$11.15
Total ReturnB,C	3.13%	13.44%	15.50%	(3.85)%	6.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.99%F	.87%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.99%F	.87%	.25%	.25%	.25%
Expenses net of all reductions	.99%F	.87%	.25%	.25%	.25%
Net investment income (loss)	1.38%	.79%	1.22%	1.27%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$547,563	$566,474	$556,090	$531,510	$623,734
Portfolio turnover rateD	22%	21%	22%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$11.19	$10.17	$11.09	$11.26
Income from Investment Operations
Net investment income (loss)A	.13	.06	.10	.11	.13
Net realized and unrealized gain (loss)	.12	1.39	1.39	(.54)	.57
Total from investment operations	.25	1.45	1.49	(.43)	.70
Distributions from net investment income	(.16)	(.10)	(.11)	(.12)	(.13)
Distributions from net realized gain	(.99)	(.43)	(.36)	(.37)	(.74)
Total distributions	(1.15)	(.52)B	(.47)	(.49)	(.87)
Net asset value, end of period	$11.22	$12.12	$11.19	$10.17	$11.09
Total ReturnC,D	2.79%	13.12%	15.29%	(4.10)%	6.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.24%G	1.13%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.24%G	1.13%	.50%	.50%	.50%
Expenses net of all reductions	1.24%G	1.13%	.50%	.50%	.50%
Net investment income (loss)	1.13%	.54%	.97%	1.02%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$210,625	$207,442	$186,200	$158,557	$153,677
Portfolio turnover rateE	22%	21%	22%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.428 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.98	$11.08	$10.09	$11.01	$11.19
Income from Investment Operations
Net investment income (loss)A	.07	–B	.05	.05	.07
Net realized and unrealized gain (loss)	.13	1.38	1.38	(.53)	.57
Total from investment operations	.20	1.38	1.43	(.48)	.64
Distributions from net investment income	(.12)	(.05)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.99)	(.43)	(.36)	(.36)	(.73)
Total distributions	(1.11)	(.48)	(.44)	(.44)	(.82)
Net asset value, end of period	$11.07	$11.98	$11.08	$10.09	$11.01
Total ReturnC,D	2.29%	12.59%	14.71%	(4.59)%	5.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.74%G	1.63%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%G	1.63%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.74%G	1.63%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.04%	.47%	.53%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$25,383	$30,549	$27,491	$23,423	$22,493
Portfolio turnover rateE	22%	21%	22%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$11.33	$10.28	$11.21	$11.37
Income from Investment Operations
Net investment income (loss)A	.19	.12	.16	.16	.18
Net realized and unrealized gain (loss)	.13	1.42	1.40	(.55)	.59
Total from investment operations	.32	1.54	1.56	(.39)	.77
Distributions from net investment income	(.20)	(.14)	(.15)	(.17)	(.19)
Distributions from net realized gain	(.99)	(.44)	(.36)	(.37)	(.74)
Total distributions	(1.20)B	(.58)	(.51)	(.54)	(.93)
Net asset value, end of period	$11.41	$12.29	$11.33	$10.28	$11.21
Total ReturnC	3.34%	13.77%	15.83%	(3.66)%	7.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.64%	- %F	- %F	- %F
Expenses net of fee waivers, if any	.75%	.64%	-%	-%	-%
Expenses net of all reductions	.75%	.64%	-%	-%	-%
Net investment income (loss)	1.63%	1.03%	1.47%	1.52%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$577,252	$543,170	$420,967	$390,675	$400,667
Portfolio turnover rateD	22%	21%	22%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.20 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.993 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36
Income from Investment Operations
Net investment income (loss)B	.20
Net realized and unrealized gain (loss)	(.46)C
Total from investment operations	(.26)
Distributions from net investment income	(.26)
Distributions from net realized gain	(.49)
Total distributions	(.75)
Net asset value, end of period	$11.35
Total ReturnD,E	(1.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H
Expenses net of fee waivers, if any	.64%H
Expenses net of all reductions	.64%H
Net investment income (loss)	3.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,376
Portfolio turnover rateF	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.65
Income from Investment Operations
Net investment income (loss)B	.22	.15
Net realized and unrealized gain (loss)	.12	.92
Total from investment operations	.34	1.07
Distributions from net investment income	(.24)	(.18)
Distributions from net realized gain	(.99)	(.26)
Total distributions	(1.23)	(.44)
Net asset value, end of period	$11.39	$12.28
Total ReturnC,D	3.58%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.51%G,H
Expenses net of fee waivers, if any	.50%G	.51%G,H
Expenses net of all reductions	.50%G	.51%G,H
Net investment income (loss)	1.88%	1.50%H
Supplemental Data
Net assets, end of period (000 omitted)	$31,493	$9,112
Portfolio turnover rateE	22%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.0
Fidelity Series International Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series International Value Fund	8.7
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.6
Fidelity Advisor Series Equity Growth Fund	7.2
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Advisor Series Growth Opportunities Fund	5.3
Fidelity Series Small Cap Opportunities Fund	4.1
77.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
International Equity Funds	31.2%
Bond Funds	6.8%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% 4/4/19 (a)
(Cost $419,917)	420,000	419,917
	Shares	Value

Domestic Equity Funds - 61.0%
Fidelity Advisor Series Equity Growth Fund (b)	5,821,320	$81,090,981
Fidelity Advisor Series Growth Opportunities Fund (b)	4,108,506	59,408,997
Fidelity Advisor Series Small Cap Fund (b)	3,466,172	36,325,479
Fidelity Series All-Sector Equity Fund (b)	3,901,948	37,575,763
Fidelity Series Commodity Strategy Fund (b)	5,868,691	27,993,656
Fidelity Series Large Cap Stock Fund (b)	9,186,989	134,589,392
Fidelity Series Large Cap Value Index Fund (b)	1,186,025	14,718,574
Fidelity Series Opportunistic Insights Fund (b)	4,307,941	75,302,800
Fidelity Series Small Cap Opportunities Fund (b)	3,456,199	46,520,436
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,457,374	87,997,014
Fidelity Series Value Discovery Fund (b)	6,881,713	85,952,601
TOTAL DOMESTIC EQUITY FUNDS
(Cost $615,395,641)		687,475,693

International Equity Funds - 31.2%
Fidelity Series Canada Fund (b)	1,027,556	10,594,107
Fidelity Series Emerging Markets Fund (b)	1,121,517	10,979,648
Fidelity Series Emerging Markets Opportunities Fund (b)	5,527,352	102,421,835
Fidelity Series International Growth Fund (b)	6,904,527	104,879,771
Fidelity Series International Small Cap Fund (b)	1,554,099	24,135,150
Fidelity Series International Value Fund (b)	10,556,185	98,172,520
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $310,568,924)		351,183,031

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	747,012	7,163,841
Fidelity Series Floating Rate High Income Fund (b)	150,399	1,394,196
Fidelity Series High Income Fund (b)	1,266,983	11,909,642
Fidelity Series Inflation-Protected Bond Index Fund (b)	334,341	3,269,858
Fidelity Series International Credit Fund (b)	53,331	527,447
Fidelity Series Investment Grade Bond Fund (b)	647,902	7,243,540
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,530,316	40,183,907
Fidelity Series Real Estate Income Fund (b)	471,646	5,145,657
TOTAL BOND FUNDS
(Cost $75,872,977)		76,838,088

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (c)	2,108,782	2,109,204
Fidelity Series Government Money Market Fund 2.50%(b)(d)	8,078,560	8,078,560
Fidelity Series Short-Term Credit Fund (b)	221,419	2,207,545
TOTAL SHORT-TERM FUNDS
(Cost $12,388,494)		12,395,309
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,014,645,953)		1,128,312,038
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(906,143)
NET ASSETS - 100%		$1,127,405,895

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	June 2019	$213,094	$928	$928
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	June 2019	347,484	3,955	3,955
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2	June 2019	248,438	4,621	4,621
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	June 2019	299,313	10,496	10,496
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	June 2019	504,000	25,083	25,083

TOTAL PURCHASED					45,083

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	June 2019	851,340	(25,768)	(25,768)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	50	June 2019	2,643,500	(49,292)	(49,292)

TOTAL SOLD					(75,060)

TOTAL FUTURES CONTRACTS					$(29,977)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $401,921.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,490
Total	$26,490

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$70,351,965	$16,664,727	$9,231,111	$5,905,787	$(33,890)	$3,339,290	$81,090,981
Fidelity Advisor Series Equity Value Fund	81,184,995	9,855,105	3,708,773	2,879,441	(35,683)	(8,589,666)	--
Fidelity Advisor Series Growth & Income Fund	124,458,830	20,534,456	5,760,025	11,601,731	44,166	(16,838,229)	--
Fidelity Advisor Series Growth Opportunities Fund	46,159,904	15,426,937	9,879,296	9,263,006	995,041	6,706,411	59,408,997
Fidelity Advisor Series Opportunistic Insights Fund	65,364,078	9,792,962	3,042,074	5,525,925	27,726	(21,284,157)	--
Fidelity Advisor Series Small Cap Fund	35,146,093	9,446,061	4,597,373	3,338,742	(216,324)	(3,452,978)	36,325,479
Fidelity Advisor Series Stock Selector Large Cap Value Fund	81,966,944	13,879,105	3,743,821	7,276,804	(37,495)	(8,311,521)	--
Fidelity Series 100 Index Fund	34,748,219	--	37,407,729	--	16,279,802	(13,620,292)	--
Fidelity Series All-Sector Equity Fund	48,267,467	14,076,384	19,491,704	9,109,054	936,073	(6,212,457)	37,575,763
Fidelity Series Canada Fund	9,565,126	2,280,403	1,396,450	231,543	(23,962)	168,990	10,594,107
Fidelity Series Commodity Strategy Fund	22,713,854	13,137,648	4,745,198	1,633,029	(1,425,213)	(1,687,435)	27,993,656
Fidelity Series Emerging Markets Debt Fund	7,129,561	1,208,790	825,422	426,563	(25,282)	(323,806)	7,163,841
Fidelity Series Emerging Markets Fund	--	11,322,900	698,593	42,587	(11,730)	367,071	10,979,648
Fidelity Series Emerging Markets Opportunities Fund	99,246,751	37,076,605	18,674,333	7,843,871	(643,364)	(14,583,824)	102,421,835
Fidelity Series Floating Rate High Income Fund	2,426,049	394,105	1,379,636	129,060	(108,587)	62,265	1,394,196
Fidelity Series Government Money Market Fund 2.50%	17,563,064	17,644,392	27,128,896	280,176	--	--	8,078,560
Fidelity Series High Income Fund	14,946,932	2,620,924	5,465,584	953,708	(127,879)	(64,751)	11,909,642
Fidelity Series Inflation-Protected Bond Index Fund	8,708,325	1,589,936	7,090,768	67,841	(81,366)	143,731	3,269,858
Fidelity Series International Credit Fund	503,256	25,507	--	25,508	--	(1,316)	527,447
Fidelity Series International Growth Fund	96,317,039	27,962,646	13,842,172	6,460,201	(462,021)	(5,095,721)	104,879,771
Fidelity Series International Small Cap Fund	24,031,703	7,241,695	3,059,091	2,166,132	(137,782)	(3,941,375)	24,135,150
Fidelity Series International Value Fund	97,470,380	25,336,425	12,284,672	3,547,022	(458,793)	(11,890,820)	98,172,520
Fidelity Series Investment Grade Bond Fund	5,182,457	3,346,111	1,420,950	188,655	(18,793)	154,715	7,243,540
Fidelity Series Large Cap Stock Fund	--	14,313,067	10,576,202	5,409,204	(574,938)	8,988,267	134,589,392
Fidelity Series Large Cap Value Index Fund	13,577,147	2,803,966	1,801,977	678,551	(3,169)	142,607	14,718,574
Fidelity Series Long-Term Treasury Bond Index Fund	24,382,002	29,992,161	15,715,506	1,085,257	(477,061)	2,002,311	40,183,907
Fidelity Series Opportunistic Insights Fund	--	13,445,441	5,572,138	6,073,574	(410,853)	16,981,815	75,302,800
Fidelity Series Real Estate Equity Fund	8,433,757	71,693	8,845,994	45,364	399,314	(58,770)	--
Fidelity Series Real Estate Income Fund	4,723,812	973,881	644,903	361,889	(15,470)	108,337	5,145,657
Fidelity Series Short-Term Credit Fund	3,186,925	740,028	1,749,340	80,596	(7,080)	37,012	2,207,545
Fidelity Series Small Cap Opportunities Fund	42,907,982	11,932,648	5,726,306	5,243,575	(137,442)	(2,456,446)	46,520,436
Fidelity Series Stock Selector Large Cap Value Fund	--	13,689,029	6,881,373	7,408,171	(493,155)	(2,070,699)	87,997,014
Fidelity Series Value Discovery Fund	--	10,905,434	6,800,921	5,180,344	(343,171)	3,485,281	85,952,601
	$1,090,664,617	$359,731,172	$259,188,331	$110,462,911	$12,371,619	$(77,796,160)	$1,125,782,917

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$419,917	$--	$419,917	$--
Domestic Equity Funds	687,475,693	687,475,693	--	--
International Equity Funds	351,183,031	351,183,031	--	--
Bond Funds	76,838,088	76,838,088	--	--
Short-Term Funds	12,395,309	12,395,309	--	--
Total Investments in Securities:	$1,128,312,038	$1,127,892,121	$419,917	$--
Derivative Instruments:
Assets
Futures Contracts	$45,083	$45,083	$--	$--
Total Assets	$45,083	$45,083	$--	$--
Liabilities
Futures Contracts	$(75,060)	$(75,060)	$--	$--
Total Liabilities	$(75,060)	$(75,060)	$--	$--
Total Derivative Instruments:	$(29,977)	$(29,977)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(75,060)
Total Equity Risk	0	(75,060)
Interest Rate Risk
Futures Contracts(a)	45,083	0
Total Interest Rate Risk	45,083	0
Total Value of Derivatives	$45,083	$(75,060)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $419,917)	$419,917
Fidelity Central Funds (cost $2,109,204)	2,109,204
Other affiliated issuers (cost $1,012,116,832)	1,125,782,917
Total Investment in Securities (cost $1,014,645,953)		$1,128,312,038
Receivable for investments sold		2,573,347
Receivable for fund shares sold		1,708,630
Distributions receivable from Fidelity Central Funds		4,223
Total assets		1,132,598,238
Liabilities
Payable for investments purchased	$1,661,359
Payable for fund shares redeemed	2,620,226
Accrued management fee	687,417
Distribution and service plan fees payable	180,534
Payable for daily variation margin on futures contracts	42,807
Total liabilities		5,192,343
Net Assets		$1,127,405,895
Net Assets consist of:
Paid in capital		$967,372,479
Total distributable earnings (loss)		160,033,416
Net Assets		$1,127,405,895
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($417,583,337 ÷ 36,915,237 shares)		$11.31
Maximum offering price per share (100/94.25 of $11.31)		$12.00
Class M:
Net Asset Value and redemption price per share ($172,973,799 ÷ 15,392,428 shares)		$11.24
Maximum offering price per share (100/96.50 of $11.24)		$11.65
Class C:
Net Asset Value and offering price per share ($26,138,573 ÷ 2,355,741 shares)(a)		$11.10
Class I:
Net Asset Value, offering price and redemption price per share ($488,166,845 ÷ 42,856,082 shares)		$11.39
Class Z:
Net Asset Value, offering price and redemption price per share ($650,415 ÷ 57,352 shares)		$11.34
Class Z6:
Net Asset Value, offering price and redemption price per share ($21,892,926 ÷ 1,924,770 shares)		$11.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$26,218,050
Interest		11,825
Income from Fidelity Central Funds		26,490
Total income		26,256,365
Expenses
Management fee	$8,180,351
Distribution and service plan fees	2,176,541
Independent trustees' fees and expenses	5,195
Total expenses before reductions	10,362,087
Expense reductions	(100)
Total expenses after reductions		10,361,987
Net investment income (loss)		15,894,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,202
Affiliated issuers	12,371,619
Futures contracts	(437,086)
Capital gain distributions from underlying funds:
Affiliated issuers	84,244,861
Total net realized gain (loss)		96,181,596
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(77,796,160)
Futures contracts	(29,977)
Total change in net unrealized appreciation (depreciation)		(77,826,137)
Net gain (loss)		18,355,459
Net increase (decrease) in net assets resulting from operations		$34,249,837

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,894,378	$8,457,626
Net realized gain (loss)	96,181,596	66,828,415
Change in net unrealized appreciation (depreciation)	(77,826,137)	49,404,768
Net increase (decrease) in net assets resulting from operations	34,249,837	124,690,809
Distributions to shareholders	(105,626,516)	–
Distributions to shareholders from net investment income	–	(10,251,675)
Distributions to shareholders from net realized gain	–	(34,153,397)
Total distributions	(105,626,516)	(44,405,072)
Share transactions - net increase (decrease)	108,985,768	79,870,312
Total increase (decrease) in net assets	37,609,089	160,156,049
Net Assets
Beginning of period	1,089,796,806	929,640,757
End of period	$1,127,405,895	$1,089,796,806
Other Information
Distributions in excess of net investment income end of period		$(898,477)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$11.20	$10.16	$11.06	$11.24
Income from Investment Operations
Net investment income (loss)A	.16	.09	.13	.13	.15
Net realized and unrealized gain (loss)	.13	1.40	1.39	(.53)	.58
Total from investment operations	.29	1.49	1.52	(.40)	.73
Distributions from net investment income	(.18)	(.12)	(.13)	(.14)	(.16)
Distributions from net realized gain	(.97)	(.40)	(.34)	(.36)	(.76)
Total distributions	(1.15)	(.52)	(.48)B	(.50)	(.91)C
Net asset value, end of period	$11.31	$12.17	$11.20	$10.16	$11.06
Total ReturnD,E	3.08%	13.42%	15.52%	(3.84)%	6.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.88%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.99%H	.88%	.25%	.25%	.25%
Expenses net of all reductions	.99%H	.88%	.25%	.25%	.25%
Net investment income (loss)	1.38%	.79%	1.22%	1.28%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$417,583	$418,313	$396,373	$363,199	$415,103
Portfolio turnover rateF	23%	20%	25%	24%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.344 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$11.15	$10.12	$11.02	$11.20
Income from Investment Operations
Net investment income (loss)A	.13	.06	.10	.11	.12
Net realized and unrealized gain (loss)	.13	1.39	1.38	(.54)	.58
Total from investment operations	.26	1.45	1.48	(.43)	.70
Distributions from net investment income	(.16)	(.10)	(.11)	(.12)	(.13)
Distributions from net realized gain	(.97)	(.40)	(.34)	(.36)	(.76)
Total distributions	(1.13)	(.49)B	(.45)	(.47)C	(.88)D
Net asset value, end of period	$11.24	$12.11	$11.15	$10.12	$11.02
Total ReturnE,F	2.83%	13.16%	15.22%	(4.08)%	6.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%	1.13%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%	1.13%	.50%	.50%	.50%
Expenses net of all reductions	1.25%	1.13%	.50%	.50%	.50%
Net investment income (loss)	1.13%	.54%	.97%	1.04%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$172,974	$166,634	$147,601	$127,842	$126,987
Portfolio turnover rateG	23%	20%	25%	24%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.398 per share.

 C Total distributions of $.47 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.355 per share.

 D Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.98	$11.05	$10.04	$10.95	$11.14
Income from Investment Operations
Net investment income (loss)A	.07	–B	.05	.06	.07
Net realized and unrealized gain (loss)	.14	1.38	1.37	(.55)	.57
Total from investment operations	.21	1.38	1.42	(.49)	.64
Distributions from net investment income	(.11)	(.06)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.97)	(.39)	(.34)	(.34)	(.74)
Total distributions	(1.09)C	(.45)	(.41)D	(.42)	(.83)
Net asset value, end of period	$11.10	$11.98	$11.05	$10.04	$10.95
Total ReturnE,F	2.34%	12.59%	14.73%	(4.67)%	6.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.74%I	1.63%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%I	1.63%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.74%I	1.63%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.04%	.47%	.54%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$26,139	$32,763	$28,268	$24,460	$24,652
Portfolio turnover rateG	23%	20%	25%	24%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $1.09 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.972 per share.

 D Total distributions of $.41 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.339 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$11.27	$10.22	$11.13	$11.30
Income from Investment Operations
Net investment income (loss)A	.19	.12	.16	.16	.18
Net realized and unrealized gain (loss)	.12	1.41	1.39	(.55)	.59
Total from investment operations	.31	1.53	1.55	(.39)	.77
Distributions from net investment income	(.20)	(.14)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.97)	(.41)	(.35)	(.36)	(.76)
Total distributions	(1.17)	(.55)	(.50)	(.52)	(.94)
Net asset value, end of period	$11.39	$12.25	$11.27	$10.22	$11.13
Total ReturnB	3.30%	13.74%	15.81%	(3.65)%	7.10%
Ratios to Average Net AssetsC,D
Expenses before reductions	.75%	.64%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.75%	.64%	-%	-%	-%
Expenses net of all reductions	.75%	.64%	-%	-%	-%
Net investment income (loss)	1.63%	1.03%	1.47%	1.53%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$488,167	$466,677	$357,398	$320,449	$303,017
Portfolio turnover rateC	23%	20%	25%	24%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.34
Income from Investment Operations
Net investment income (loss)B	.28
Net realized and unrealized gain (loss)	(.54)C
Total from investment operations	(.26)
Distributions from net investment income	(.25)
Distributions from net realized gain	(.49)
Total distributions	(.74)
Net asset value, end of period	$11.34
Total ReturnD,E	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H,I
Expenses net of fee waivers, if any	.65%H,I
Expenses net of all reductions	.65%H,I
Net investment income (loss)	5.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$650
Portfolio turnover rateF	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$11.59
Income from Investment Operations
Net investment income (loss)B	.22	.23
Net realized and unrealized gain (loss)	.12	.83
Total from investment operations	.34	1.06
Distributions from net investment income	(.24)	(.17)
Distributions from net realized gain	(.97)	(.24)
Total distributions	(1.21)	(.41)
Net asset value, end of period	$11.37	$12.24
Total ReturnC,D	3.55%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.51%G,H
Expenses net of fee waivers, if any	.50%G	.51%G,H
Expenses net of all reductions	.50%G	.51%G,H
Net investment income (loss)	1.88%	2.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$21,893	$5,410
Portfolio turnover rateE	23%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	11.9
Fidelity Series International Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series International Value Fund	8.7
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.6
Fidelity Advisor Series Equity Growth Fund	7.2
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Advisor Series Growth Opportunities Fund	5.3
Fidelity Series Small Cap Opportunities Fund	4.2
77.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
International Equity Funds	31.2%
Bond Funds	6.7%
Short-Term Funds	1.2%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.4% to 2.4% 5/30/19 (a)
(Cost $159,373)	160,000	159,383
	Shares	Value

Domestic Equity Funds - 61.0%
Fidelity Advisor Series Equity Growth Fund (b)	3,252,185	$45,302,936
Fidelity Advisor Series Growth Opportunities Fund (b)	2,288,741	33,095,188
Fidelity Advisor Series Small Cap Fund (b)	1,943,276	20,365,537
Fidelity Series All-Sector Equity Fund (b)	2,176,974	20,964,257
Fidelity Series Commodity Strategy Fund (b)	3,282,072	15,655,481
Fidelity Series Large Cap Stock Fund (b)	5,124,405	75,072,540
Fidelity Series Large Cap Value Index Fund (b)	661,878	8,213,907
Fidelity Series Opportunistic Insights Fund (b)	2,406,870	42,072,080
Fidelity Series Small Cap Opportunities Fund (b)	1,935,045	26,045,702
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,161,646	49,107,421
Fidelity Series Value Discovery Fund (b)	3,838,980	47,948,861
TOTAL DOMESTIC EQUITY FUNDS
(Cost $371,190,113)		383,843,910

International Equity Funds - 31.2%
Fidelity Series Canada Fund (b)	575,216	5,930,475
Fidelity Series Emerging Markets Fund (b)	625,040	6,119,139
Fidelity Series Emerging Markets Opportunities Fund (b)	3,081,982	57,109,129
Fidelity Series International Growth Fund (b)	3,850,700	58,492,128
Fidelity Series International Small Cap Fund (b)	868,314	13,484,922
Fidelity Series International Value Fund (b)	5,893,673	54,811,158
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $187,452,714)		195,946,951

Bond Funds - 6.7%
Fidelity Series Emerging Markets Debt Fund (b)	402,496	3,859,937
Fidelity Series Floating Rate High Income Fund (b)	84,248	780,983
Fidelity Series High Income Fund (b)	710,083	6,674,782
Fidelity Series Inflation-Protected Bond Index Fund (b)	186,579	1,824,747
Fidelity Series International Credit Fund (b)	24,358	240,898
Fidelity Series Investment Grade Bond Fund (b)	331,746	3,708,923
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,528,324	22,426,236
Fidelity Series Real Estate Income Fund (b)	263,379	2,873,463
TOTAL BOND FUNDS
(Cost $41,718,757)		42,389,969

Short-Term Funds - 1.2%
Fidelity Cash Central Fund, 2.48% (c)	1,401,536	1,401,817
Fidelity Series Government Money Market Fund 2.50%(b)(d)	4,523,020	4,523,020
Fidelity Series Short-Term Credit Fund (b)	125,072	1,246,968
TOTAL SHORT-TERM FUNDS
(Cost $7,165,904)		7,171,805
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $607,686,861)		629,512,018
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(473,026)
NET ASSETS - 100%		$629,038,992

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	June 2019	$213,094	$928	$928
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	June 2019	231,656	2,637	2,637
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	June 2019	124,219	2,310	2,310
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	June 2019	149,656	5,248	5,248
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	June 2019	336,000	16,722	16,722

TOTAL PURCHASED					27,845

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5	June 2019	709,450	(21,474)	(21,474)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	27	June 2019	1,427,490	(26,617)	(26,617)

TOTAL SOLD					(48,091)

TOTAL FUTURES CONTRACTS					$(20,246)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,383.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,738
Total	$14,738

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$35,257,766	$14,739,403	$6,373,554	$3,214,689	$(131,612)	$1,810,933	$45,302,936
Fidelity Advisor Series Equity Value Fund	40,711,563	8,794,623	2,954,979	1,532,713	(29,410)	(1,526,372)	--
Fidelity Advisor Series Growth & Income Fund	62,431,831	16,416,685	4,551,923	6,157,447	(18,915)	(5,700,139)	--
Fidelity Advisor Series Growth Opportunities Fund	23,131,051	12,124,615	6,165,465	5,038,742	168,126	3,836,861	33,095,188
Fidelity Advisor Series Opportunistic Insights Fund	32,751,801	8,132,560	2,378,126	2,940,841	3,433	(6,223,305)	--
Fidelity Advisor Series Small Cap Fund	17,635,097	7,871,488	3,128,055	1,820,589	(148,111)	(1,864,882)	20,365,537
Fidelity Advisor Series Stock Selector Large Cap Value Fund	41,106,481	10,891,588	2,948,552	3,870,324	(26,490)	(856,706)	--
Fidelity Series 100 Index Fund	17,322,149	--	18,596,135	--	5,457,697	(4,183,711)	--
Fidelity Series All-Sector Equity Fund	24,199,576	10,981,001	11,239,407	4,979,265	(176,878)	(2,800,035)	20,964,257
Fidelity Series Canada Fund	4,795,728	1,990,757	925,476	126,234	(16,294)	85,760	5,930,475
Fidelity Series Commodity Strategy Fund	11,380,188	8,924,539	2,974,299	872,930	(479,183)	(1,195,764)	15,655,481
Fidelity Series Emerging Markets Debt Fund	3,454,885	1,137,795	562,473	220,129	(16,033)	(154,237)	3,859,937
Fidelity Series Emerging Markets Fund	--	6,389,085	470,483	23,227	(9,155)	209,692	6,119,139
Fidelity Series Emerging Markets Opportunities Fund	49,716,265	27,082,445	11,817,788	4,282,144	(539,495)	(7,332,298)	57,109,129
Fidelity Series Floating Rate High Income Fund	1,232,572	393,333	819,637	69,662	(44,033)	18,748	780,983
Fidelity Series Government Money Market Fund 2.50%	8,792,437	10,496,070	14,765,487	149,392	--	--	4,523,020
Fidelity Series High Income Fund	7,612,274	2,443,935	3,278,244	514,723	(81,959)	(21,224)	6,674,782
Fidelity Series Inflation-Protected Bond Index Fund	4,372,056	1,316,819	3,898,135	36,648	(47,986)	81,993	1,824,747
Fidelity Series International Credit Fund	229,849	11,650	--	11,650	--	(601)	240,898
Fidelity Series International Growth Fund	48,270,376	22,449,944	9,288,759	3,527,197	(314,089)	(2,625,344)	58,492,128
Fidelity Series International Small Cap Fund	12,042,724	5,702,621	2,079,679	1,184,725	(125,817)	(2,054,927)	13,484,922
Fidelity Series International Value Fund	48,858,175	21,008,497	8,423,453	1,937,070	(443,605)	(6,188,456)	54,811,158
Fidelity Series Investment Grade Bond Fund	2,594,775	1,900,265	852,706	97,273	(11,827)	78,416	3,708,923
Fidelity Series Large Cap Stock Fund	--	12,107,143	6,736,424	2,944,534	(377,578)	1,501,860	75,072,540
Fidelity Series Large Cap Value Index Fund	6,806,286	2,571,752	1,228,513	371,060	(16,415)	80,797	8,213,907
Fidelity Series Long-Term Treasury Bond Index Fund	12,223,528	18,404,412	9,088,160	581,130	(237,248)	1,123,704	22,426,236
Fidelity Series Opportunistic Insights Fund	--	9,750,352	3,567,817	3,322,086	(314,747)	3,917,929	42,072,080
Fidelity Series Real Estate Equity Fund	4,170,084	90,948	4,430,922	21,233	(113,492)	283,382	--
Fidelity Series Real Estate Income Fund	2,352,341	910,869	440,149	193,400	(4,621)	55,023	2,873,463
Fidelity Series Short-Term Credit Fund	1,606,596	640,043	1,016,244	43,498	(4,454)	21,027	1,246,968
Fidelity Series Small Cap Opportunities Fund	21,522,309	9,854,459	3,883,890	2,820,902	(149,284)	(1,297,892)	26,045,702
Fidelity Series Stock Selector Large Cap Value Fund	--	10,367,250	4,391,538	4,048,822	(414,117)	(4,620,495)	49,107,421
Fidelity Series Value Discovery Fund	--	8,738,007	4,331,614	2,826,615	(280,970)	(1,171,987)	47,948,861
	$546,580,763	$274,634,953	$157,608,086	$59,780,894	$1,055,438	$(36,712,250)	$627,950,818

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$159,383	$--	$159,383	$--
Domestic Equity Funds	383,843,910	383,843,910	--	--
International Equity Funds	195,946,951	195,946,951	--	--
Bond Funds	42,389,969	42,389,969	--	--
Short-Term Funds	7,171,805	7,171,805	--	--
Total Investments in Securities:	$629,512,018	$629,352,635	$159,383	$--
Derivative Instruments:
Assets
Futures Contracts	$27,845	$27,845	$--	$--
Total Assets	$27,845	$27,845	$--	$--
Liabilities
Futures Contracts	$(48,091)	$(48,091)	$--	$--
Total Liabilities	$(48,091)	$(48,091)	$--	$--
Total Derivative Instruments:	$(20,246)	$(20,246)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(48,091)
Total Equity Risk	0	(48,091)
Interest Rate Risk
Futures Contracts(a)	27,845	0
Total Interest Rate Risk	27,845	0
Total Value of Derivatives	$27,845	$(48,091)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $159,373)	$159,383
Fidelity Central Funds (cost $1,401,817)	1,401,817
Other affiliated issuers (cost $606,125,671)	627,950,818
Total Investment in Securities (cost $607,686,861)		$629,512,018
Cash		15,964
Receivable for investments sold		948,999
Receivable for fund shares sold		1,162,911
Distributions receivable from Fidelity Central Funds		2,843
Total assets		631,642,735
Liabilities
Payable for investments purchased	$1,539,382
Payable for fund shares redeemed	572,461
Accrued management fee	380,291
Distribution and service plan fees payable	86,631
Payable for daily variation margin on futures contracts	24,978
Total liabilities		2,603,743
Net Assets		$629,038,992
Net Assets consist of:
Paid in capital		$583,486,398
Total distributable earnings (loss)		45,552,594
Net Assets		$629,038,992
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($212,427,867 ÷ 16,880,624 shares)		$12.58
Maximum offering price per share (100/94.25 of $12.58)		$13.35
Class M:
Net Asset Value and redemption price per share ($83,857,871 ÷ 6,705,094 shares)		$12.51
Maximum offering price per share (100/96.50 of $12.51)		$12.96
Class C:
Net Asset Value and offering price per share ($10,991,245 ÷ 883,832 shares)(a)		$12.44
Class I:
Net Asset Value, offering price and redemption price per share ($308,366,459 ÷ 24,402,824 shares)		$12.64
Class Z:
Net Asset Value, offering price and redemption price per share ($427,961 ÷ 34,018 shares)		$12.58
Class Z6:
Net Asset Value, offering price and redemption price per share ($12,967,589 ÷ 1,027,663 shares)		$12.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$14,159,702
Interest		6,680
Income from Fidelity Central Funds		14,738
Total income		14,181,120
Expenses
Management fee	$4,365,282
Distribution and service plan fees	1,004,683
Independent trustees' fees and expenses	2,735
Total expenses before reductions	5,372,700
Expense reductions	(70)
Total expenses after reductions		5,372,630
Net investment income (loss)		8,808,490
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,300
Fidelity Central Funds	2
Other affiliated issuers	1,055,438
Futures contracts	(205,021)
Capital gain distributions from underlying funds:
Affiliated issuers	45,621,192
Total net realized gain (loss)		46,472,911
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10
Affiliated issuers	(36,712,250)
Futures contracts	(20,246)
Total change in net unrealized appreciation (depreciation)		(36,732,486)
Net gain (loss)		9,740,425
Net increase (decrease) in net assets resulting from operations		$18,548,915

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,808,490	$4,172,517
Net realized gain (loss)	46,472,911	28,526,248
Change in net unrealized appreciation (depreciation)	(36,732,486)	24,677,049
Net increase (decrease) in net assets resulting from operations	18,548,915	57,375,814
Distributions to shareholders	(49,941,562)	–
Distributions to shareholders from net investment income	–	(5,050,072)
Distributions to shareholders from net realized gain	–	(11,461,480)
Total distributions	(49,941,562)	(16,511,552)
Share transactions - net increase (decrease)	114,273,357	102,640,679
Total increase (decrease) in net assets	82,880,710	143,504,941
Net Assets
Beginning of period	546,158,282	402,653,341
End of period	$629,038,992	$546,158,282
Other Information
Distributions in excess of net investment income end of period		$(451,800)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.37	$12.19	$11.02	$11.92	$11.71
Income from Investment Operations
Net investment income (loss)A	.18	.11	.14	.15	.16
Net realized and unrealized gain (loss)	.15	1.51	1.51	(.59)	.62
Total from investment operations	.33	1.62	1.65	(.44)	.78
Distributions from net investment income	(.19)	(.13)	(.14)	(.14)	(.15)
Distributions from net realized gain	(.93)	(.32)	(.34)	(.31)	(.42)
Total distributions	(1.12)	(.44)B	(.48)	(.46)C	(.57)
Net asset value, end of period	$12.58	$13.37	$12.19	$11.02	$11.92
Total ReturnD,E	3.08%	13.40%	15.49%	(3.89)%	6.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.88%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.99%H	.88%	.25%	.25%	.25%
Expenses net of all reductions	.99%H	.88%	.25%	.25%	.25%
Net investment income (loss)	1.41%	.81%	1.24%	1.31%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$212,428	$209,824	$170,352	$130,309	$115,666
Portfolio turnover rateF	27%	18%	24%	24%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$12.14	$10.98	$11.88	$11.68
Income from Investment Operations
Net investment income (loss)A	.15	.07	.11	.12	.13
Net realized and unrealized gain (loss)	.15	1.52	1.51	(.59)	.62
Total from investment operations	.30	1.59	1.62	(.47)	.75
Distributions from net investment income	(.18)	(.11)	(.12)	(.12)	(.13)
Distributions from net realized gain	(.93)	(.31)	(.34)	(.31)	(.42)
Total distributions	(1.10)B	(.42)	(.46)	(.43)	(.55)
Net asset value, end of period	$12.51	$13.31	$12.14	$10.98	$11.88
Total ReturnC,D	2.86%	13.15%	15.27%	(4.11)%	6.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.25%	1.14%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%	1.14%	.50%	.50%	.50%
Expenses net of all reductions	1.25%	1.14%	.50%	.50%	.50%
Net investment income (loss)	1.16%	.56%	.99%	1.06%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$83,858	$73,101	$58,052	$41,956	$33,436
Portfolio turnover rateE	27%	18%	24%	24%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.10 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.927 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.11	$10.98	$11.88	$11.69
Income from Investment Operations
Net investment income (loss)A	.08	.01	.06	.06	.08
Net realized and unrealized gain (loss)	.16	1.51	1.49	(.58)	.61
Total from investment operations	.24	1.52	1.55	(.52)	.69
Distributions from net investment income	(.13)	(.06)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.93)	(.31)	(.34)	(.30)	(.41)
Total distributions	(1.06)	(.37)	(.42)	(.38)	(.50)
Net asset value, end of period	$12.44	$13.26	$12.11	$10.98	$11.88
Total ReturnB,C	2.32%	12.62%	14.62%	(4.53)%	6.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.74%F	1.64%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%F	1.64%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.74%F	1.64%	1.00%	1.00%	1.00%
Net investment income (loss)	.66%	.05%	.49%	.56%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$10,991	$10,685	$8,529	$5,671	$4,180
Portfolio turnover rateD	27%	18%	24%	24%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.43	$12.24	$11.06	$11.96	$11.74
Income from Investment Operations
Net investment income (loss)A	.21	.14	.17	.18	.19
Net realized and unrealized gain (loss)	.15	1.53	1.51	(.60)	.63
Total from investment operations	.36	1.67	1.68	(.42)	.82
Distributions from net investment income	(.22)	(.16)	(.16)	(.17)	(.18)
Distributions from net realized gain	(.93)	(.32)	(.34)	(.31)	(.42)
Total distributions	(1.15)	(.48)	(.50)	(.48)	(.60)
Net asset value, end of period	$12.64	$13.43	$12.24	$11.06	$11.96
Total ReturnB	3.34%	13.74%	15.81%	(3.64)%	7.15%
Ratios to Average Net AssetsC,D
Expenses before reductions	.75%	.64%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.75%	.64%	-%	-%	-%
Expenses net of all reductions	.75%	.64%	-%	-%	-%
Net investment income (loss)	1.66%	1.05%	1.49%	1.56%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$308,366	$249,432	$165,720	$119,597	$87,769
Portfolio turnover rateC	27%	18%	24%	24%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.57
Income from Investment Operations
Net investment income (loss)B	.38
Net realized and unrealized gain (loss)	(.65)C
Total from investment operations	(.27)
Distributions from net investment income	(.28)
Distributions from net realized gain	(.43)
Total distributions	(.72)D
Net asset value, end of period	$12.58
Total ReturnE,F	(1.35)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I,J
Expenses net of fee waivers, if any	.65%I,J
Expenses net of all reductions	.65%I,J
Net investment income (loss)	6.29%I
Supplemental Data
Net assets, end of period (000 omitted)	$428
Portfolio turnover rateG	27%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.72 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.434 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$12.63
Income from Investment Operations
Net investment income (loss)B	.24	.47
Net realized and unrealized gain (loss)	.15	.69
Total from investment operations	.39	1.16
Distributions from net investment income	(.26)	(.19)
Distributions from net realized gain	(.93)	(.18)
Total distributions	(1.19)	(.37)
Net asset value, end of period	$12.62	$13.42
Total ReturnC,D	3.59%	9.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%G,H
Expenses net of fee waivers, if any	.50%G	.50%G,H
Expenses net of all reductions	.50%G	.50%G,H
Net investment income (loss)	1.91%	4.26%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,968	$3,116
Portfolio turnover rateE	27%	18%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.0
Fidelity Series International Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series International Value Fund	8.7
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.6
Fidelity Advisor Series Equity Growth Fund	7.2
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Advisor Series Growth Opportunities Fund	5.2
Fidelity Series Small Cap Opportunities Fund	4.2
77.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.1%
International Equity Funds	31.2%
Bond Funds	6.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.4% 5/30/19 (a)
(Cost $39,844)	40,000	39,846
	Shares	Value

Domestic Equity Funds - 61.1%
Fidelity Advisor Series Equity Growth Fund (b)	775,842	$10,807,476
Fidelity Advisor Series Growth Opportunities Fund (b)	541,315	7,827,409
Fidelity Advisor Series Small Cap Fund (b)	466,912	4,893,239
Fidelity Series All-Sector Equity Fund (b)	516,110	4,970,143
Fidelity Series Commodity Strategy Fund (b)	781,557	3,728,027
Fidelity Series Large Cap Stock Fund (b)	1,221,629	17,896,860
Fidelity Series Large Cap Value Index Fund (b)	157,634	1,956,244
Fidelity Series Opportunistic Insights Fund (b)	573,667	10,027,695
Fidelity Series Small Cap Opportunities Fund (b)	463,754	6,242,123
Fidelity Series Stock Selector Large Cap Value Fund (b)	991,047	11,694,360
Fidelity Series Value Discovery Fund (b)	914,723	11,424,896
TOTAL DOMESTIC EQUITY FUNDS
(Cost $92,800,547)		91,468,472

International Equity Funds - 31.2%
Fidelity Series Canada Fund (b)	137,206	1,414,595
Fidelity Series Emerging Markets Fund (b)	148,566	1,454,460
Fidelity Series Emerging Markets Opportunities Fund (b)	731,386	13,552,589
Fidelity Series International Growth Fund (b)	916,489	13,921,466
Fidelity Series International Small Cap Fund (b)	206,991	3,214,565
Fidelity Series International Value Fund (b)	1,405,186	13,068,231
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,417,499)		46,625,906

Bond Funds - 6.7%
Fidelity Series Emerging Markets Debt Fund (b)	92,816	890,104
Fidelity Series Floating Rate High Income Fund (b)	20,320	188,363
Fidelity Series High Income Fund (b)	168,781	1,586,541
Fidelity Series Inflation-Protected Bond Index Fund (b)	44,380	434,037
Fidelity Series International Credit Fund (b)	3,241	32,058
Fidelity Series Investment Grade Bond Fund (b)	76,655	856,998
Fidelity Series Long-Term Treasury Bond Index Fund (b)	602,599	5,345,055
Fidelity Series Real Estate Income Fund (b)	64,308	701,595
TOTAL BOND FUNDS
(Cost $9,798,041)		10,034,751

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (c)	298,189	298,248
Fidelity Series Government Money Market Fund 2.50%(b)(d)	1,076,148	1,076,148
Fidelity Series Short-Term Credit Fund (b)	29,722	296,330
TOTAL SHORT-TERM FUNDS
(Cost $1,668,526)		1,670,726
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $150,724,457)		149,839,701
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(91,981)
NET ASSETS - 100%		$149,747,720

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	June 2019	$283,780	$(8,589)	$(8,589)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6	June 2019	317,220	(5,914)	(5,914)
TOTAL FUTURES CONTRACTS					$(14,503)

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,846.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,788
Total	$2,788

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,288,635	$5,658,877	$1,466,370	$707,967	$(46,767)	$373,101	$10,807,476
Fidelity Advisor Series Equity Value Fund	7,280,061	2,863,215	506,547	315,375	(6,329)	30,552	--
Fidelity Advisor Series Growth & Income Fund	11,166,059	4,992,961	775,814	1,232,413	(8,249)	(462,261)	--
Fidelity Advisor Series Growth Opportunities Fund	4,124,065	4,247,197	1,329,614	1,106,480	(26,036)	811,797	7,827,409
Fidelity Advisor Series Opportunistic Insights Fund	5,834,760	2,587,956	411,082	604,806	(1,541)	(483,852)	--
Fidelity Advisor Series Small Cap Fund	3,146,914	2,888,999	712,594	401,871	(36,207)	(393,873)	4,893,239
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7,352,294	3,217,852	506,995	790,396	(7,650)	80,511	--
Fidelity Series 100 Index Fund	3,048,825	--	3,273,764	--	568,573	(343,634)	--
Fidelity Series All-Sector Equity Fund	4,321,439	3,689,555	2,350,476	1,090,197	(75,009)	(615,366)	4,970,143
Fidelity Series Canada Fund	856,840	749,059	206,339	27,335	(5,725)	20,760	1,414,595
Fidelity Series Commodity Strategy Fund	2,033,402	2,659,334	619,463	179,489	(25,671)	(319,575)	3,728,027
Fidelity Series Emerging Markets Debt Fund	582,422	461,328	126,170	44,315	(6,867)	(20,609)	890,104
Fidelity Series Emerging Markets Fund	--	1,534,127	131,766	5,077	(3,908)	56,007	1,454,460
Fidelity Series Emerging Markets Opportunities Fund	8,861,174	8,570,217	2,448,208	935,876	(210,497)	(1,220,097)	13,552,589
Fidelity Series Floating Rate High Income Fund	232,073	155,520	193,765	14,958	(1,947)	(3,518)	188,363
Fidelity Series Government Money Market Fund 2.50%	1,561,672	2,706,400	3,191,924	30,945	--	--	1,076,148
Fidelity Series High Income Fund	1,351,010	972,792	717,943	107,637	(9,084)	(10,234)	1,586,541
Fidelity Series Inflation-Protected Bond Index Fund	790,717	425,866	789,749	7,904	(8,274)	15,477	434,037
Fidelity Series International Credit Fund	30,588	1,550	--	1,550	--	(80)	32,058
Fidelity Series International Growth Fund	8,611,222	7,889,101	2,039,372	771,850	(83,727)	(455,758)	13,921,466
Fidelity Series International Small Cap Fund	2,147,956	1,977,288	470,863	259,374	(38,395)	(401,421)	3,214,565
Fidelity Series International Value Fund	8,722,314	7,606,918	1,907,767	423,637	(169,045)	(1,184,189)	13,068,231
Fidelity Series Investment Grade Bond Fund	462,499	621,724	242,838	20,289	(2,951)	18,564	856,998
Fidelity Series Large Cap Stock Fund	--	5,246,673	1,775,640	640,197	(108,096)	(378,773)	17,896,860
Fidelity Series Large Cap Value Index Fund	1,220,452	1,000,958	277,059	81,874	(6,117)	18,010	1,956,244
Fidelity Series Long-Term Treasury Bond Index Fund	2,189,125	4,759,447	1,828,872	122,027	(41,692)	267,047	5,345,055
Fidelity Series Opportunistic Insights Fund	--	3,547,330	951,546	730,243	(67,958)	(26,372)	10,027,695
Fidelity Series Real Estate Equity Fund	730,473	46,531	807,279	3,914	(29,795)	60,070	--
Fidelity Series Real Estate Income Fund	427,825	360,480	98,779	41,359	(1,430)	13,499	701,595
Fidelity Series Short-Term Credit Fund	295,984	226,706	230,264	9,310	(941)	4,845	296,330
Fidelity Series Small Cap Opportunities Fund	3,829,440	3,604,231	888,556	587,435	(39,806)	(263,186)	6,242,123
Fidelity Series Stock Selector Large Cap Value Fund	--	4,041,289	1,156,405	890,477	(139,712)	(1,186,824)	11,694,360
Fidelity Series Value Discovery Fund	--	3,580,817	1,141,945	617,980	(75,092)	(599,836)	11,424,896
	$97,500,240	$92,892,298	$33,575,768	$12,804,557	$(715,945)	$(6,599,218)	$149,501,607

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$39,846	$--	$39,846	$--
Domestic Equity Funds	91,468,472	91,468,472	--	--
International Equity Funds	46,625,906	46,625,906	--	--
Bond Funds	10,034,751	10,034,751	--	--
Short-Term Funds	1,670,726	1,670,726	--	--
Total Investments in Securities:	$149,839,701	$149,799,855	$39,846	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(14,503)	$(14,503)	$--	$--
Total Liabilities	$(14,503)	$(14,503)	$--	$--
Total Derivative Instruments:	$(14,503)	$(14,503)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(14,503)
Total Equity Risk	0	(14,503)
Total Value of Derivatives	$0	$(14,503)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $39,844)	$39,846
Fidelity Central Funds (cost $298,248)	298,248
Other affiliated issuers (cost $150,386,365)	149,501,607
Total Investment in Securities (cost $150,724,457)		$149,839,701
Cash		24,492
Receivable for investments sold		232,278
Receivable for fund shares sold		678,645
Distributions receivable from Fidelity Central Funds		623
Total assets		150,775,739
Liabilities
Payable for investments purchased	$743,645
Payable for fund shares redeemed	167,243
Accrued management fee	89,523
Distribution and service plan fees payable	22,005
Payable for daily variation margin on futures contracts	5,603
Total liabilities		1,028,019
Net Assets		$149,747,720
Net Assets consist of:
Paid in capital		$145,681,099
Total distributable earnings (loss)		4,066,621
Net Assets		$149,747,720
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($55,732,192 ÷ 4,927,522 shares)		$11.31
Maximum offering price per share (100/94.25 of $11.31)		$12.00
Class M:
Net Asset Value and redemption price per share ($19,069,951 ÷ 1,688,459 shares)		$11.29
Maximum offering price per share (100/96.50 of $11.29)		$11.70
Class C:
Net Asset Value and offering price per share ($3,723,456 ÷ 329,767 shares)(a)		$11.29
Class I:
Net Asset Value, offering price and redemption price per share ($68,445,441 ÷ 6,026,165 shares)		$11.36
Class Z:
Net Asset Value, offering price and redemption price per share ($283,695 ÷ 25,059 shares)		$11.32
Class Z6:
Net Asset Value, offering price and redemption price per share ($2,492,985 ÷ 219,493 shares)		$11.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$3,023,221
Interest		1,513
Income from Fidelity Central Funds		2,788
Total income		3,027,522
Expenses
Management fee	$908,409
Distribution and service plan fees	221,828
Independent trustees' fees and expenses	548
Total expenses before reductions	1,130,785
Expense reductions	(119)
Total expenses after reductions		1,130,666
Net investment income (loss)		1,896,856
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	270
Affiliated issuers	(715,945)
Futures contracts	(2,165)
Capital gain distributions from underlying funds:
Affiliated issuers	9,781,336
Total net realized gain (loss)		9,063,496
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2
Affiliated issuers	(6,599,218)
Futures contracts	(14,503)
Total change in net unrealized appreciation (depreciation)		(6,613,719)
Net gain (loss)		2,449,777
Net increase (decrease) in net assets resulting from operations		$4,346,633

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,896,856	$632,280
Net realized gain (loss)	9,063,496	4,117,080
Change in net unrealized appreciation (depreciation)	(6,613,719)	2,766,010
Net increase (decrease) in net assets resulting from operations	4,346,633	7,515,370
Distributions to shareholders	(8,781,108)	–
Distributions to shareholders from net investment income	–	(781,225)
Distributions to shareholders from net realized gain	–	(1,302,479)
Total distributions	(8,781,108)	(2,083,704)
Share transactions - net increase (decrease)	56,756,059	48,422,056
Total increase (decrease) in net assets	52,321,584	53,853,722
Net Assets
Beginning of period	97,426,136	43,572,414
End of period	$149,747,720	$97,426,136
Other Information
Distributions in excess of net investment income end of period		$(92,114)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

Years ended March 31,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$10.76	$9.62	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.10	.13	.12	.15
Net realized and unrealized gain (loss)	.13	1.34	1.33	(.51)	.37
Total from investment operations	.30	1.44	1.46	(.39)	.52
Distributions from net investment income	(.17)	(.11)	(.12)	(.11)	(.10)
Distributions from net realized gain	(.68)	(.23)	(.20)	(.22)	(.08)
Total distributions	(.85)	(.34)	(.32)	(.33)	(.18)
Net asset value, end of period	$11.31	$11.86	$10.76	$9.62	$10.34
Total ReturnC,D,E	3.09%	13.44%	15.55%	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	.91%	.25%	.25%	.25%H
Expenses net of fee waivers, if any	1.00%	.91%	.25%	.25%	.25%H
Expenses net of all reductions	1.00%	.91%	.25%	.25%	.25%H
Net investment income (loss)	1.48%	.84%	1.30%	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$55,732	$37,880	$18,482	$9,058	$2,267
Portfolio turnover rateF	27%	16%	32%	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

Years ended March 31,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$10.77	$9.63	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.07	.11	.10	.13
Net realized and unrealized gain (loss)	.14	1.33	1.33	(.51)	.38
Total from investment operations	.28	1.40	1.44	(.41)	.51
Distributions from net investment income	(.16)	(.10)	(.10)	(.08)	(.09)
Distributions from net realized gain	(.68)	(.22)	(.20)	(.21)	(.08)
Total distributions	(.84)	(.32)	(.30)	(.29)	(.18)C
Net asset value, end of period	$11.29	$11.85	$10.77	$9.63	$10.33
Total ReturnD,E,F	2.82%	13.04%	15.29%	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%	1.16%	.50%	.50%	.51%I,J
Expenses net of fee waivers, if any	1.25%	1.16%	.50%	.50%	.51%I,J
Expenses net of all reductions	1.25%	1.16%	.50%	.50%	.51%I,J
Net investment income (loss)	1.23%	.59%	1.05%	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$19,070	$12,628	$5,719	$3,189	$2,062
Portfolio turnover rateG	27%	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

Years ended March 31,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$10.81	$9.68	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.01	.06	.05	.10
Net realized and unrealized gain (loss)	.14	1.34	1.33	(.51)	.38
Total from investment operations	.22	1.35	1.39	(.46)	.48
Distributions from net investment income	(.12)	(.07)	(.06)	–	(.08)
Distributions from net realized gain	(.68)	(.22)	(.20)	(.17)	(.08)
Total distributions	(.80)	(.29)	(.26)	(.17)	(.17)C
Net asset value, end of period	$11.29	$11.87	$10.81	$9.68	$10.31
Total ReturnD,E,F	2.33%	12.53%	14.65%	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%	1.66%	1.00%	.99%	1.02%I,J
Expenses net of fee waivers, if any	1.75%	1.66%	1.00%	.99%	1.02%I,J
Expenses net of all reductions	1.75%	1.66%	1.00%	.99%	1.02%I,J
Net investment income (loss)	.72%	.09%	.55%	.55%	1.47%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,723	$2,604	$1,209	$1,292	$1,322
Portfolio turnover rateG	27%	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

Years ended March 31,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.80	$9.65	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.13	.16	.15	.17
Net realized and unrealized gain (loss)	.13	1.33	1.33	(.50)	.37
Total from investment operations	.33	1.46	1.49	(.35)	.54
Distributions from net investment income	(.20)	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.68)	(.23)	(.20)	(.23)	(.08)
Total distributions	(.87)C	(.36)	(.34)D	(.35)	(.19)E
Net asset value, end of period	$11.36	$11.90	$10.80	$9.65	$10.35
Total ReturnF,G	3.38%	13.63%	15.82%	(3.54)%	5.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.75%	.66%	- %J	- %J	- %J,K
Expenses net of fee waivers, if any	.75%	.66%	-%	-%	- %K
Expenses net of all reductions	.75%	.66%	-%	-%	- %K
Net investment income (loss)	1.73%	1.09%	1.55%	1.54%	2.49%K
Supplemental Data
Net assets, end of period (000 omitted)	$68,445	$43,513	$18,162	$5,845	$399
Portfolio turnover rateH	27%	16%	32%	64%	47%K

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.87 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.679 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.204 per share.

 E Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.10
Income from Investment Operations
Net investment income (loss)B	.23
Net realized and unrealized gain (loss)	(.46)C
Total from investment operations	(.23)
Distributions from net investment income	(.24)
Distributions from net realized gain	(.31)
Total distributions	(.55)
Net asset value, end of period	$11.32
Total ReturnD,E	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H,I
Expenses net of fee waivers, if any	.64%H,I
Expenses net of all reductions	.64%H,I
Net investment income (loss)	4.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$284
Portfolio turnover rateF	27%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$11.16
Income from Investment Operations
Net investment income (loss)B	.23	.33
Net realized and unrealized gain (loss)	.13	.69
Total from investment operations	.36	1.02
Distributions from net investment income	(.22)	(.16)
Distributions from net realized gain	(.68)	(.13)
Total distributions	(.90)	(.28)C
Net asset value, end of period	$11.36	$11.90
Total ReturnD,E	3.63%	9.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%H,I
Expenses net of fee waivers, if any	.50%H	.50%H,I
Expenses net of all reductions	.50%H	.50%H,I
Net investment income (loss)	1.98%	3.41%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,493	$802
Portfolio turnover rateF	27%	16%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.127 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2019

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class Z shares on October 2, 2018. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end. In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates. During the period, certain of the Underlying Funds merged as follows:

Target Fund	Acquiring Fund	Merger Date
Fidelity Advisor Series Equity Value Fund	Fidelity Series Value Discovery Fund	September 21, 2018
Fidelity Advisor Series Growth & Income Fund	Fidelity Series Large Cap Stock Fund	September 21, 2018
Fidelity Advisor Series Opportunistic Insights Fund	Fidelity Series Opportunistic Insights Fund	September 21, 2018
Fidelity Advisor Series Stock Selector Large Cap Value Fund	Fidelity Series Stock Selector Large Cap Value Fund	September 14, 2018

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain distributions from the Underlying Funds, futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$216,538,309	$10,886,025	$(1,774,400)	$9,111,625
Advisor Freedom 2005	153,776,089	11,344,195	(613,798)	10,730,397
Advisor Freedom 2010	386,814,087	35,220,793	(1,941,087)	33,279,706
Advisor Freedom 2015	882,507,294	105,718,804	(4,941,565)	100,777,239
Advisor Freedom 2020	2,057,981,156	252,055,117	(17,371,859)	234,683,258
Advisor Freedom 2025	2,613,894,761	324,499,856	(32,876,293)	291,623,563
Advisor Freedom 2030	2,647,219,201	366,700,172	(38,961,332)	327,738,840
Advisor Freedom 2035	2,109,583,182	325,295,006	(40,491,278)	284,803,728
Advisor Freedom 2040	1,911,521,917	303,550,886	(39,379,046)	264,171,840
Advisor Freedom 2045	1,255,801,238	172,220,768	(33,216,428)	139,004,340
Advisor Freedom 2050	1,021,915,433	134,392,233	(27,995,628)	106,396,605
Advisor Freedom 2055	613,222,778	43,038,098	(26,748,858)	16,289,240
Advisor Freedom 2060	152,308,828	5,807,168	(8,276,295)	(2,469,127)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$345,796	$2,019,907	$9,111,625
Advisor Freedom 2005	442,943	2,191,790	10,730,397
Advisor Freedom 2010	910,875	8,394,594	33,279,706
Advisor Freedom 2015	1,421,298	25,187,548	100,777,239
Advisor Freedom 2020	1,835,173	69,656,063	234,683,258
Advisor Freedom 2025	2,739,475	98,500,431	291,623,563
Advisor Freedom 2030	1,457,365	121,811,569	327,738,840
Advisor Freedom 2035	1,190,585	113,192,512	284,803,728
Advisor Freedom 2040	963,725	107,206,314	264,171,840
Advisor Freedom 2045	718,788	68,090,258	139,004,340
Advisor Freedom 2050	813,787	54,719,761	106,396,605
Advisor Freedom 2055	563,699	29,699,729	16,289,240
Advisor Freedom 2060	154,982	6,613,385	(2,469,127)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to December 31, 2018. Loss deferrals were as follows:

Capital losses
Advisor Freedom 2020	$621,115

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2019 to March 31, 2019. Loss deferrals were as follows:

Ordinary Losses
Advisor Freedom 2030	$698,073
Advisor Freedom 2035	3,293,429
Advisor Freedom 2040	3,803,893
Advisor Freedom 2045	2,333,328
Advisor Freedom 2050	1,896,738
Advisor Freedom 2055	1,000,074
Advisor Freedom 2060	232,619

The tax character of distributions paid was as follows:

March 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$5,220,574	$6,646,962	$11,867,536
Advisor Freedom 2005	4,168,017	9,316,705	13,484,722
Advisor Freedom 2010	9,986,497	26,154,506	36,141,003
Advisor Freedom 2015	23,645,771	72,444,459	96,090,230
Advisor Freedom 2020	55,628,035	146,778,899	202,406,934
Advisor Freedom 2025	68,464,636	178,254,357	246,718,993
Advisor Freedom 2030	68,808,412	205,744,973	274,553,385
Advisor Freedom 2035	51,664,592	185,484,438	237,149,030
Advisor Freedom 2040	45,669,659	168,998,076	214,667,735
Advisor Freedom 2045	29,480,638	103,862,304	133,342,942
Advisor Freedom 2050	23,407,319	82,219,197	105,626,516
Advisor Freedom 2055	12,761,189	37,180,373	49,941,562
Advisor Freedom 2060	2,743,748	6,037,360	8,781,108

March 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$3,479,795	$4,575,169	$8,054,964
Advisor Freedom 2005	3,441,596	6,709,249	10,150,845
Advisor Freedom 2010	8,293,057	22,575,387	30,868,444
Advisor Freedom 2015	20,730,129	58,088,151	78,818,280
Advisor Freedom 2020	45,067,657	101,465,148	146,532,805
Advisor Freedom 2025	52,699,296	102,487,190	155,186,486
Advisor Freedom 2030	48,565,136	111,543,730	160,108,866
Advisor Freedom 2035	37,748,798	81,868,954	119,617,752
Advisor Freedom 2040	33,812,317	77,196,866	111,009,183
Advisor Freedom 2045	21,019,495	38,018,542	59,038,037
Advisor Freedom 2050	17,138,592	27,266,480	44,405,072
Advisor Freedom 2055	8,442,111	8,069,441	16,511,552
Advisor Freedom 2060	1,263,393	820,311	2,083,704

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Advisor Freedom Income
Equity Risk
Futures Contracts	$12,096	$(33,657)
Total Equity Risk	12,096	(33,657)
Interest Rate Risk
Futures Contracts	89,004	4,557
Total Interest Rate Risk	89,004	4,557
Totals	$101,100	$(29,100)
Advisor Freedom 2005
Equity Risk
Futures Contracts	$33,440	$(25,068)
Total Equity Risk	33,440	(25,068)
Interest Rate Risk
Futures Contracts	95,850	5,875
Total Interest Rate Risk	95,850	5,875
Totals	$129,290	$(19,193)
Advisor Freedom 2010
Equity Risk
Futures Contracts	$304,071	$(74,495)
Total Equity Risk	304,071	(74,495)
Interest Rate Risk
Futures Contracts	100,365	31,299
Total Interest Rate Risk	100,365	31,299
Totals	$404,436	$(43,196)
Advisor Freedom 2015
Equity Risk
Futures Contracts	$712,610	$(192,505)
Total Equity Risk	712,610	(192,505)
Interest Rate Risk
Futures Contracts	274,906	86,639
Total Interest Rate Risk	274,906	86,639
Totals	$987,516	$(105,866)
Advisor Freedom 2020
Equity Risk
Futures Contracts	$1,548,049	$(421,117)
Total Equity Risk	1,548,049	(421,117)
Interest Rate Risk
Futures Contracts	614,196	216,050
Total Interest Rate Risk	614,196	216,050
Totals	$2,162,245	$(205,067)
Advisor Freedom 2025
Equity Risk
Futures Contracts	$2,923,328	$(542,920)
Total Equity Risk	2,923,328	(542,920)
Interest Rate Risk
Futures Contracts	821,304	294,441
Total Interest Rate Risk	821,304	294,441
Totals	$3,744,632	$(248,479)
Advisor Freedom 2030
Equity Risk
Futures Contracts	$577,471	$(598,682)
Total Equity Risk	577,471	(598,682)
Interest Rate Risk
Futures Contracts	523,798	258,543
Total Interest Rate Risk	523,798	258,543
Totals	$1,101,269	$(340,139)
Advisor Freedom 2035
Equity Risk
Futures Contracts	$383,976	$(548,340)
Total Equity Risk	383,976	(548,340)
Interest Rate Risk
Futures Contracts	(983,603)	257,203
Total Interest Rate Risk	(983,603)	257,203
Totals	$(599,627)	$(291,137)
Advisor Freedom 2040
Equity Risk
Futures Contracts	$(787,829)	$(93,947)
Total Equity Risk	(787,829)	(93,947)
Interest Rate Risk
Futures Contracts	(128,301)	90,166
Total Interest Rate Risk	(128,301)	90,166
Totals	$(916,130)	$(3,781)
Advisor Freedom 2045
Equity Risk
Futures Contracts	$(457,862)	$(89,213)
Total Equity Risk	(457,862)	(89,213)
Interest Rate Risk
Futures Contracts	(94,503)	54,762
Total Interest Rate Risk	(94,503)	54,762
Totals	$(552,365)	$(34,451)
Advisor Freedom 2050
Equity Risk
Futures Contracts	$(409,685)	$(75,060)
Total Equity Risk	(409,685)	(75,060)
Interest Rate Risk
Futures Contracts	(27,401)	45,083
Total Interest Rate Risk	(27,401)	45,083
Totals	$(437,086)	$(29,977)
Advisor Freedom 2055
Equity Risk
Futures Contracts	$(208,050)	$(48,091)
Total Equity Risk	(208,050)	(48,091)
Interest Rate Risk
Futures Contracts	3,029	27,845
Total Interest Rate Risk	3,029	27,845
Totals	$(205,021)	$(20,246)
Advisor Freedom 2060
Equity Risk
Futures Contracts	$(37,029)	$(14,503)
Total Equity Risk	(37,029)	(14,503)
Interest Rate Risk
Futures Contracts	–	–
Total Interest Rate Risk	–	–
Totals	$(37,029)	$(14,503)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Underlying Fund shares, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Advisor Freedom Income	92,372,992	79,609,557
Advisor Freedom 2005	49,914,706	77,441,950
Advisor Freedom 2010	104,576,752	153,563,418
Advisor Freedom 2015	222,359,954	328,109,225
Advisor Freedom 2020	515,710,492	662,387,742
Advisor Freedom 2025	691,359,984	705,571,776
Advisor Freedom 2030	729,077,077	636,319,028
Advisor Freedom 2035	656,498,352	541,536,676
Advisor Freedom 2040	570,189,393	455,080,144
Advisor Freedom 2045	408,999,139	294,822,060
Advisor Freedom 2050	359,731,172	259,188,331
Advisor Freedom 2055	274,634,953	157,608,086
Advisor Freedom 2060	92,892,298	33,575,768

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Prior to June 1, 2017, the investment advisor provided the Funds with investment management related services. The Funds did not pay any fees for these services. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.482%	.428%
Fidelity Advisor Freedom 2010 Fund	.525%	.461%
Fidelity Advisor Freedom 2015 Fund	.567%	.496%
Fidelity Advisor Freedom 2020 Fund	.610%	.531%
Fidelity Advisor Freedom 2025 Fund	.652%	.566%
Fidelity Advisor Freedom 2030 Fund	.695%	.601%
Fidelity Advisor Freedom 2035 Fund	.737%	.636%
Fidelity Advisor Freedom 2040 Fund	.746%	.643%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.365%
Fidelity Advisor Freedom 2005 Fund	.373%
Fidelity Advisor Freedom 2010 Fund	.392%
Fidelity Advisor Freedom 2015 Fund	.412%
Fidelity Advisor Freedom 2020 Fund	.431%
Fidelity Advisor Freedom 2025 Fund	.450%
Fidelity Advisor Freedom 2030 Fund	.470%
Fidelity Advisor Freedom 2035 Fund	.489%
Fidelity Advisor Freedom 2040 Fund	.493%
Fidelity Advisor Freedom 2045 Fund	.493%
Fidelity Advisor Freedom 2050 Fund	.493%
Fidelity Advisor Freedom 2055 Fund	.493%
Fidelity Advisor Freedom 2060 Fund	.493%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$177,160	$3,098
Class M	.25%	.25%	189,340	182
Class C	.75%	.25%	123,609	10,969
			$490,109	$14,249
Advisor Freedom 2005
Class A	-%	.25%	$230,024	$7,226
Class M	.25%	.25%	123,346	950
Class C	.75%	.25%	51,044	1,498
			$404,414	$9,674
Advisor Freedom 2010
Class A	-%	.25%	$509,737	$21,024
Class M	.25%	.25%	367,892	6,771
Class C	.75%	.25%	227,599	7,061
			$1,105,228	$34,856
Advisor Freedom 2015
Class A	-%	.25%	$1,251,729	$44,310
Class M	.25%	.25%	787,892	6,324
Class C	.75%	.25%	503,987	26,261
			$2,543,608	$76,895
Advisor Freedom 2020
Class A	-%	.25%	$2,728,397	$90,632
Class M	.25%	.25%	1,790,090	19,704
Class C	.75%	.25%	927,733	85,772
			$5,446,220	$196,108
Advisor Freedom 2025
Class A	-%	.25%	$3,344,909	$136,839
Class M	.25%	.25%	2,118,012	17,221
Class C	.75%	.25%	905,305	86,996
			$6,368,226	$241,056
Advisor Freedom 2030
Class A	-%	.25%	$3,246,386	$104,024
Class M	.25%	.25%	2,246,728	13,465
Class C	.75%	.25%	928,871	102,513
			$6,421,985	$220,002
Advisor Freedom 2035
Class A	-%	.25%	$2,584,579	$95,648
Class M	.25%	.25%	1,796,174	16,089
Class C	.75%	.25%	622,636	69,886
			$5,003,389	$181,623
Advisor Freedom 2040
Class A	-%	.25%	$2,266,051	$77,667
Class M	.25%	.25%	1,721,102	9,455
Class C	.75%	.25%	792,693	72,079
			$4,779,846	$159,201
Advisor Freedom 2045
Class A	-%	.25%	$1,366,114	$49,801
Class M	.25%	.25%	1,029,694	7,662
Class C	.75%	.25%	299,676	42,247
			$2,695,484	$99,710
Advisor Freedom 2050
Class A	-%	.25%	$1,014,412	$28,671
Class M	.25%	.25%	840,864	4,831
Class C	.75%	.25%	321,265	44,954
			$2,176,541	$78,456
Advisor Freedom 2055
Class A	-%	.25%	$509,715	$13,523
Class M	.25%	.25%	384,758	1,068
Class C	.75%	.25%	110,210	20,717
			$1,004,683	$35,308
Advisor Freedom 2060
Class A	-%	.25%	$112,363	$3,210
Class M	.25%	.25%	78,014	–
Class C	.75%	.25%	31,451	13,790
			$221,828	$17,000

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$9,879
Class M	1,245
Class C(a)	1,514
$12,638
Advisor Freedom 2005
Class A	$1,943
Class M	1,500
Class C(a)	430
$3,873
Advisor Freedom 2010
Class A	$5,364
Class M	1,626
Class C(a)	706
$7,696
Advisor Freedom 2015
Class A	$14,896
Class M	5,228
Class C(a)	4,998
$25,122
Advisor Freedom 2020
Class A	$43,253
Class M	17,222
Class C A	6,954
$67,429
Advisor Freedom 2025
Class A	$64,353
Class M	28,653
Class C(a)	8,317
$101,323
Advisor Freedom 2030
Class A	$84,323
Class M	30,930
Class C(a)	12,102
$127,355
Advisor Freedom 2035
Class A	$71,780
Class M	28,692
Class C(a)	11,962
$112,434
Advisor Freedom 2040
Class A	$79,015
Class M	24,014
Class C(a)	7,448
$110,477
Advisor Freedom 2045
Class A	$56,463
Class M	16,881
Class C(a)	4,641
$77,985
Advisor Freedom 2050
Class A	$63,902
Class M	13,536
Class C(a)	5,322
$82,760
Advisor Freedom 2055
Class A	$32,800
Class M	9,888
Class C(a)	3,094
$45,782
Advisor Freedom 2060
Class A	$15,130
Class M	3,198
Class C(a)	1,097
$19,425

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Series Equity Value Fund ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Advisor Series Growth & Income Fund which is an affiliated investment company managed by FMR.

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$1,835,460	$263,976
Advisor Freedom 2005	2,600,106	473,487
Advisor Freedom 2010	8,110,167	1,996,669
Advisor Freedom 2015	23,603,334	4,562,791
Advisor Freedom 2020	57,172,267	5,489,085
Advisor Freedom 2025	73,263,952	6,487,561
Advisor Freedom 2030	87,711,735	7,386,714
Advisor Freedom 2035	79,733,333	5,964,782
Advisor Freedom 2040	74,045,368	5,798,888
Advisor Freedom 2045	44,156,583	3,196,466
Advisor Freedom 2050	34,515,108	2,535,731
Advisor Freedom 2055	15,452,315	540,986
Advisor Freedom 2060	1,885,573	23,858

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody credits	Transfer Agent credits
Advisor Freedom Income	$170	$–
Advisor Freedom 2005	150	–
Advisor Freedom 2010	237	–
Advisor Freedom 2015	177	–
Advisor Freedom 2020	200	–
Advisor Freedom 2020 - Class C		20
Advisor Freedom 2025	168	–
Advisor Freedom 2030	197	–
Advisor Freedom 2035	46	–
Advisor Freedom 2040	56	–
Advisor Freedom 2045	112	–
Advisor Freedom 2050	100	–
Advisor Freedom 2055	70	–
Advisor Freedom 2060	119	–

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2019(a)	Year ended March 31, 2018 (b)
Advisor Freedom Income
Distributions to shareholders
Class A	$3,719,592	$–
Class M	1,910,164	–
Class C	554,170	–
Class I	4,702,881	–
Class Z	24,313	–
Class Z6	956,416	–
Total	$11,867,536	$–
From net investment income
Class A	$–	$1,099,143
Class M	–	434,009
Class C	–	84,788
Class I	–	1,334,162
Class Z6	–	14,910
Total	$–	$2,967,012
From net realized gain
Class A	$–	$1,878,730
Class M	–	905,373
Class C	–	326,433
Class I	–	1,957,623
Class Z6	–	19,793
Total	$–	$5,087,952
Advisor Freedom 2005
Distributions to shareholders
Class A	$7,049,550	$–
Class M	1,813,526	–
Class C	357,920	–
Class I	4,121,296	–
Class Z	5,414	–
Class Z6	137,016	–
Total	$13,484,722	$–
From net investment income
Class A	$–	$1,499,668
Class M	–	314,597
Class C	–	29,260
Class I	–	965,073
Class Z6	–	3,311
Total	$–	$2,811,909
From net realized gain
Class A	$–	$4,027,753
Class M	–	991,902
Class C	–	192,899
Class I	–	2,120,987
Class Z6	–	5,395
Total	$–	$7,338,936
Advisor Freedom 2010
Distributions to shareholders
Class A	$16,675,337	$–
Class M	5,904,302	–
Class C	1,674,171	–
Class I	11,374,349	–
Class Z	12,443	–
Class Z6	500,401	–
Total	$36,141,003	$–
From net investment income
Class A	$–	$3,281,846
Class M	–	928,807
Class C	–	171,747
Class I	–	2,274,695
Class Z6	–	5,012
Total	$–	$6,662,107
From net realized gain
Class A	$–	$12,108,352
Class M	–	4,030,464
Class C	–	1,392,028
Class I	–	6,664,800
Class Z6	–	10,693
Total	$–	$24,206,337
Advisor Freedom 2015
Distributions to shareholders
Class A	$46,432,815	$–
Class M	14,273,744	–
Class C	4,341,088	–
Class I	29,585,610	–
Class Z	51,261	–
Class Z6	1,405,712	–
Total	$96,090,230	$–
From net investment income
Class A	$–	$7,973,130
Class M	–	1,948,902
Class C	–	332,783
Class I	–	5,348,653
Class Z6	–	43,354
Total	$–	$15,646,822
From net realized gain
Class A	$–	$32,654,337
Class M	–	9,539,452
Class C	–	3,208,781
Class I	–	17,671,857
Class Z6	–	97,031
Total	$–	$63,171,458
Advisor Freedom 2020
Distributions to shareholders
Class A	$92,940,211	$–
Class M	29,603,011	–
Class C	7,197,787	–
Class I	69,167,552	–
Class Z	47,484	–
Class Z6	3,450,889	–
Total	$202,406,934	$–
From net investment income
Class A	$–	$16,243,820
Class M	–	4,166,252
Class C	–	631,334
Class I	–	12,480,682
Class Z6	–	54,384
Total	$–	$33,576,472
From net realized gain
Class A	$–	$56,102,883
Class M	–	17,427,080
Class C	–	4,617,388
Class I	–	34,710,233
Class Z6	–	98,749
Total	$–	$112,956,333
Advisor Freedom 2025
Distributions to shareholders
Class A	$113,159,727	$–
Class M	34,967,109	–
Class C	6,974,801	–
Class I	87,942,916	–
Class Z	22,710	–
Class Z6	3,651,730	–
Total	$246,718,993	$–
From net investment income
Class A	$–	$18,093,765
Class M	–	4,378,723
Class C	–	563,682
Class I	–	14,900,347
Class Z6	–	64,554
Total	$–	$38,001,071
From net realized gain
Class A	$–	$58,214,610
Class M	–	17,087,190
Class C	–	3,945,982
Class I	–	37,833,645
Class Z6	–	103,988
Total	$–	$117,185,415
Advisor Freedom 2030
Distributions to shareholders
Class A	$120,850,924	$–
Class M	40,810,071	–
Class C	8,147,415	–
Class I	100,237,223	–
Class Z	24,278	–
Class Z6	4,483,474	–
Total	$274,553,385	$–
From net investment income
Class A	$–	$14,665,530
Class M	–	3,839,299
Class C	–	484,808
Class I	–	13,363,681
Class Z6	–	76,802
Total	$–	$32,430,120
From net realized gain
Class A	$–	$61,142,849
Class M	–	19,943,569
Class C	–	4,240,085
Class I	–	42,210,713
Class Z6	–	141,530
Total	$–	$127,678,746
Advisor Freedom 2035
Distributions to shareholders
Class A	$103,682,962	$–
Class M	35,751,347	–
Class C	5,966,150	–
Class I	88,150,440	–
Class Z	16,723	–
Class Z6	3,581,408	–
Total	$237,149,030	$–
From net investment income
Class A	$–	$10,040,682
Class M	–	2,832,544
Class C	–	299,727
Class I	–	9,653,819
Class Z6	–	41,993
Total	$–	$22,868,765
From net realized gain
Class A	$–	$46,063,469
Class M	–	14,617,860
Class C	–	2,740,366
Class I	–	33,253,804
Class Z6	–	73,488
Total	$–	$96,748,987
Advisor Freedom 2040
Distributions to shareholders
Class A	$90,574,926	$–
Class M	34,055,844	–
Class C	7,700,684	–
Class I	79,158,942	–
Class Z	42,878	–
Class Z6	3,134,461	–
Total	$214,667,735	$–
From net investment income
Class A	$–	$8,881,190
Class M	–	2,655,243
Class C	–	390,961
Class I	–	8,816,392
Class Z6	–	35,650
Total	$–	$20,779,436
From net realized gain
Class A	$–	$40,808,993
Class M	–	14,342,170
Class C	–	3,641,921
Class I	–	31,372,523
Class Z6	–	64,140
Total	$–	$90,229,747
Advisor Freedom 2045
Distributions to shareholders
Class A	$53,425,416	$–
Class M	19,988,683	–
Class C	2,861,435	–
Class I	54,655,664	–
Class Z	23,397	–
Class Z6	2,388,347	–
Total	$133,342,942	$–
From net investment income
Class A	$–	$5,219,007
Class M	–	1,576,055
Class C	–	129,725
Class I	–	5,947,360
Class Z6	–	27,145
Total	$–	$12,899,292
From net realized gain
Class A	$–	$20,301,003
Class M	–	7,111,464
Class C	–	1,051,413
Class I	–	17,635,957
Class Z6	–	38,908
Total	$–	$46,138,745
Advisor Freedom 2050
Distributions to shareholders
Class A	$38,880,173	$–
Class M	15,954,954	–
Class C	2,996,255	–
Class I	46,138,730	–
Class Z	18,714	–
Class Z6	1,637,690	–
Total	$105,626,516	$–
From net investment income
Class A	$–	$3,857,081
Class M	–	1,283,517
Class C	–	145,803
Class I	–	4,942,896
Class Z6	–	22,378
Total	$–	$10,251,675
From net realized gain
Class A	$–	$13,859,582
Class M	–	5,314,395
Class C	–	1,032,638
Class I	–	13,916,045
Class Z6	–	30,737
Total	$–	$34,153,397
Advisor Freedom 2055
Distributions to shareholders
Class A	$16,991,913	$–
Class M	6,421,567	–
Class C	910,713	–
Class I	24,818,868	–
Class Z	11,382	–
Class Z6	787,119	–
Total	$49,941,562	$–
From net investment income
Class A	$–	$1,844,591
Class M	–	555,719
Class C	–	45,985
Class I	–	2,580,264
Class Z6	–	23,513
Total	$–	$5,050,072
From net realized gain
Class A	$–	$4,611,171
Class M	–	1,578,617
Class C	–	232,494
Class I	–	5,016,561
Class Z6	–	22,637
Total	$–	$11,461,480
Advisor Freedom 2060
Distributions to shareholders
Class A	$3,183,825	$–
Class M	1,092,888	–
Class C	216,286	–
Class I	4,135,890	–
Class Z	6,659	–
Class Z6	145,560	–
Total	$8,781,108	$–
From net investment income
Class A	$–	$303,602
Class M	–	87,416
Class C	–	11,911
Class I	–	372,369
Class Z6	–	5,927
Total	$–	$781,225
From net realized gain
Class A	$–	$536,013
Class M	–	172,103
Class C	–	34,235
Class I	–	555,272
Class Z6	–	4,856
Total	$–	$1,302,479

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 (b) Distributions for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to March 31, 2018 .

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2019(a)	Year ended March 31, 2018 (b)	Year ended March 31, 2019 (a)	Year ended March 31, 2018 (b)
Advisor Freedom Income
Class A
Shares sold	1,932,113	1,561,114	$20,788,935	$17,372,724
Reinvestment of distributions	346,490	267,313	3,653,146	2,956,413
Shares redeemed	(2,702,121)	(2,954,671)	(29,102,868)	(32,858,285)
Net increase (decrease)	(423,518)	(1,126,244)	$(4,660,787)	$(12,529,148)
Class M
Shares sold	1,307,353	1,231,544	$13,973,167	$13,671,270
Reinvestment of distributions	178,770	119,232	1,881,149	1,317,819
Shares redeemed	(1,417,023)	(1,400,766)	(15,158,255)	(15,542,444)
Net increase (decrease)	69,100	(49,990)	$696,061	$(553,355)
Class C
Shares sold	138,607	273,309	$1,478,943	$3,025,706
Reinvestment of distributions	50,236	33,546	527,327	370,253
Shares redeemed	(607,897)	(379,554)	(6,510,741)	(4,206,642)
Net increase (decrease)	(419,054)	(72,699)	$(4,504,471)	$(810,683)
Class I
Shares sold	2,858,444	2,536,795	$30,911,890	$28,278,478
Reinvestment of distributions	439,528	293,632	4,646,792	3,259,663
Shares redeemed	(3,187,993)	(2,708,353)	(34,275,486)	(30,196,704)
Net increase (decrease)	109,979	122,074	$1,283,196	$1,341,437
Class Z
Shares sold	81,771	–	$875,601	$–
Reinvestment of distributions	2,344	–	24,280	–
Shares redeemed	(13,184)	–	(140,510)	–
Net increase (decrease)	70,931	–	$759,371	$–
Class Z6
Shares sold	2,433,234	206,804	$26,352,197	$2,315,726
Reinvestment of distributions	91,446	3,119	956,416	34,703
Shares redeemed	(356,549)	(56,618)	(3,824,909)	(629,544)
Net increase (decrease)	2,168,131	153,305	$23,483,704	$1,720,885
Advisor Freedom 2005
Class A
Shares sold	1,475,181	1,335,163	$16,997,499	$16,124,405
Reinvestment of distributions	618,999	452,684	6,866,741	5,409,480
Shares redeemed	(2,961,826)	(3,307,757)	(34,157,876)	(40,042,858)
Net increase (decrease)	(867,646)	(1,519,910)	$(10,293,636)	$(18,508,973)
Class M
Shares sold	412,017	594,769	$4,683,960	$7,157,573
Reinvestment of distributions	163,481	108,652	1,809,977	1,298,447
Shares redeemed	(609,077)	(833,574)	(6,974,256)	(10,035,595)
Net increase (decrease)	(33,579)	(130,153)	$(480,319)	$(1,579,575)
Class C
Shares sold	30,697	112,314	$351,080	$1,348,518
Reinvestment of distributions	31,426	17,487	349,478	209,035
Shares redeemed	(352,196)	(113,001)	(3,967,909)	(1,365,341)
Net increase (decrease)	(290,073)	16,800	$(3,267,351)	$192,212
Class I
Shares sold	1,492,131	1,578,344	$17,428,926	$19,235,581
Reinvestment of distributions	367,693	255,470	4,111,616	3,073,797
Shares redeemed	(2,525,114)	(1,832,308)	(29,193,012)	(22,354,226)
Net increase (decrease)	(665,290)	1,506	$(7,652,470)	$(44,848)
Class Z
Shares sold	10,528	–	$123,421	$–
Reinvestment of distributions	501	–	5,414	–
Net increase (decrease)	11,029	–	$128,835	$–
Class Z6
Shares sold	74,161	122,579	$859,219	$1,494,714
Reinvestment of distributions	12,363	722	137,016	8,706
Shares redeemed	(41,986)	(5,951)	(485,635)	(71,881)
Net increase (decrease)	44,538	117,350	$510,600	$1,431,539
Advisor Freedom 2010
Class A
Shares sold	2,690,577	3,564,998	$31,929,407	$44,943,820
Reinvestment of distributions	1,436,145	1,224,022	16,485,373	15,229,168
Shares redeemed	(5,824,809)	(7,574,224)	(69,776,556)	(95,614,997)
Net increase (decrease)	(1,698,087)	(2,785,204)	$(21,361,776)	$(35,442,009)
Class M
Shares sold	1,145,538	1,361,175	$13,545,715	$17,164,227
Reinvestment of distributions	515,771	398,510	5,885,548	4,940,676
Shares redeemed	(1,777,323)	(2,349,250)	(21,042,403)	(29,490,893)
Net increase (decrease)	(116,014)	(589,565)	$(1,611,140)	$(7,385,990)
Class C
Shares sold	68,555	116,566	$803,764	$1,455,262
Reinvestment of distributions	144,087	120,905	1,644,281	1,491,052
Shares redeemed	(1,423,730)	(499,934)	(16,650,264)	(6,234,706)
Net increase (decrease)	(1,211,088)	(262,463)	$(14,202,219)	$(3,288,392)
Class I
Shares sold	2,366,556	3,628,003	$28,480,238	$46,034,277
Reinvestment of distributions	970,317	704,786	11,136,673	8,802,985
Shares redeemed	(3,168,660)	(3,930,369)	(37,874,643)	(49,731,898)
Net increase (decrease)	168,213	402,420	$1,742,268	$5,105,364
Class Z
Shares sold	21,020	–	$252,219	$–
Reinvestment of distributions	800	–	8,827	–
Net increase (decrease)	21,820	–	$261,046	$–
Class Z6
Shares sold	319,785	425,699	$3,838,728	$5,402,891
Reinvestment of distributions	43,970	1,253	500,401	15,705
Shares redeemed	(188,166)	(46,433)	(2,255,829)	(583,499)
Net increase (decrease)	175,589	380,519	$2,083,300	$4,835,097
Advisor Freedom 2015
Class A
Shares sold	5,818,830	6,359,677	$69,623,803	$81,015,805
Reinvestment of distributions	4,011,128	3,202,904	46,053,900	40,291,135
Shares redeemed	(13,197,358)	(18,372,028)	(158,962,664)	(233,983,987)
Net increase (decrease)	(3,367,400)	(8,809,447)	$(43,284,961)	$(112,677,047)
Class M
Shares sold	1,948,078	2,736,122	$23,381,501	$34,744,143
Reinvestment of distributions	1,241,019	907,945	14,204,206	11,406,069
Shares redeemed	(3,615,691)	(4,687,987)	(43,427,448)	(59,601,397)
Net increase (decrease)	(426,594)	(1,043,920)	$(5,841,741)	$(13,451,185)
Class C
Shares sold	392,253	430,509	$4,640,240	$5,422,977
Reinvestment of distributions	377,469	276,036	4,306,006	3,447,300
Shares redeemed	(2,481,857)	(1,295,042)	(29,080,495)	(16,430,837)
Net increase (decrease)	(1,712,135)	(588,497)	$(20,134,249)	$(7,560,560)
Class I
Shares sold	5,358,142	8,187,613	$65,110,459	$105,325,150
Reinvestment of distributions	2,526,473	1,790,662	29,153,863	22,716,014
Shares redeemed	(7,852,844)	(9,768,474)	(95,159,360)	(125,622,049)
Net increase (decrease)	31,771	209,801	$(895,038)	$2,419,115
Class Z
Shares sold	131,064	–	$1,551,650	$–
Reinvestment of distributions	2,691	–	29,547	–
Shares redeemed	(5,295)	–	(61,244)	–
Net increase (decrease)	128,460	–	$1,519,953	$–
Class Z6
Shares sold	645,794	1,089,010	$7,810,668	$14,093,662
Reinvestment of distributions	120,773	11,019	1,385,371	140,385
Shares redeemed	(391,082)	(81,911)	(4,772,522)	(1,049,457)
Net increase (decrease)	375,485	1,018,118	$4,423,517	$13,184,590
Advisor Freedom 2020
Class A
Shares sold	14,374,598	15,638,670	$188,194,286	$215,678,977
Reinvestment of distributions	7,326,361	5,240,623	92,026,831	71,580,589
Shares redeemed	(28,842,898)	(32,501,753)	(379,068,425)	(448,248,436)
Net increase (decrease)	(7,141,939)	(11,622,460)	$(98,847,308)	$(160,988,870)
Class M
Shares sold	4,760,483	5,929,123	$62,516,929	$81,613,945
Reinvestment of distributions	2,344,315	1,564,174	29,405,054	21,368,634
Shares redeemed	(7,737,157)	(9,968,053)	(101,425,179)	(137,166,621)
Net increase (decrease)	(632,359)	(2,474,756)	$(9,503,196)	$(34,184,042)
Class C
Shares sold	811,582	948,078	$10,584,311	$12,932,083
Reinvestment of distributions	567,909	375,317	7,092,063	5,093,860
Shares redeemed	(3,742,948)	(1,720,609)	(48,138,778)	(23,548,361)
Net increase (decrease)	(2,363,457)	(397,214)	$(30,462,404)	$(5,522,418)
Class I
Shares sold	16,111,430	18,997,484	$213,422,542	$264,269,563
Reinvestment of distributions	5,400,494	3,388,242	68,110,509	46,653,405
Shares redeemed	(18,792,750)	(19,661,892)	(248,342,793)	(273,240,745)
Net increase (decrease)	2,719,174	2,723,834	$33,190,258	$37,682,223
Class Z
Shares sold	201,565	–	$2,595,947	$–
Reinvestment of distributions	1,318	–	15,774	–
Shares redeemed	(4,370)	–	(54,839)	–
Net increase (decrease)	198,513	–	$2,556,882	$–
Class Z6
Shares sold	2,070,697	2,198,548	$27,540,182	$31,162,379
Reinvestment of distributions	272,668	11,033	3,417,063	153,133
Shares redeemed	(949,502)	(99,389)	(12,545,730)	(1,386,209)
Net increase (decrease)	1,393,863	2,110,192	$18,411,515	$29,929,303
Advisor Freedom 2025
Class A
Shares sold	18,576,216	21,155,632	$243,899,864	$291,258,604
Reinvestment of distributions	8,991,273	5,553,494	112,666,699	75,773,123
Shares redeemed	(31,708,950)	(36,469,562)	(417,958,164)	(500,742,895)
Net increase (decrease)	(4,141,461)	(9,760,436)	$(61,391,601)	$(133,711,168)
Class M
Shares sold	6,367,361	7,381,740	$83,840,691	$101,335,661
Reinvestment of distributions	2,765,989	1,551,203	34,652,392	21,218,934
Shares redeemed	(7,990,398)	(9,297,407)	(105,125,123)	(127,887,305)
Net increase (decrease)	1,142,952	(364,464)	$13,367,960	$(5,332,710)
Class C
Shares sold	751,967	1,054,413	$9,756,669	$14,230,748
Reinvestment of distributions	554,184	326,578	6,878,431	4,400,480
Shares redeemed	(3,466,811)	(1,717,786)	(44,462,125)	(23,308,720)
Net increase (decrease)	(2,160,660)	(336,795)	$(27,827,025)	$(4,677,492)
Class I
Shares sold	21,160,572	25,378,468	$281,515,024	$351,808,654
Reinvestment of distributions	6,845,479	3,774,323	86,240,671	51,976,785
Shares redeemed	(21,285,533)	(21,969,142)	(283,862,119)	(304,482,920)
Net increase (decrease)	6,720,518	7,183,649	$83,893,576	$99,302,519
Class Z
Shares sold	267,841	–	$3,462,110	$–
Reinvestment of distributions	1,558	–	18,554	–
Shares redeemed	(9,247)	–	(120,151)	–
Net increase (decrease)	260,152	–	$3,360,513	$–
Class Z6
Shares sold	3,145,643	1,889,983	$41,844,748	$26,814,303
Reinvestment of distributions	292,525	12,099	3,639,110	168,542
Shares redeemed	(948,177)	(102,569)	(12,605,127)	(1,434,592)
Net increase (decrease)	2,489,991	1,799,513	$32,878,731	$25,548,253
Advisor Freedom 2030
Class A
Shares sold	17,980,070	18,673,471	$255,271,834	$278,431,607
Reinvestment of distributions	8,905,505	5,074,757	120,053,170	75,068,077
Shares redeemed	(27,387,212)	(31,998,170)	(390,712,550)	(475,713,945)
Net increase (decrease)	(501,637)	(8,249,942)	$(15,387,546)	$(122,214,261)
Class M
Shares sold	6,524,933	6,811,790	$92,422,241	$100,640,388
Reinvestment of distributions	3,014,113	1,596,336	40,374,345	23,510,770
Shares redeemed	(7,375,731)	(9,448,868)	(104,478,572)	(139,471,738)
Net increase (decrease)	2,163,315	(1,040,742)	$28,318,014	$(15,320,580)
Class C
Shares sold	961,504	964,743	$13,418,893	$14,139,943
Reinvestment of distributions	606,734	315,301	8,059,733	4,593,826
Shares redeemed	(3,271,986)	(1,529,804)	(45,021,964)	(22,415,105)
Net increase (decrease)	(1,703,748)	(249,760)	$(23,543,338)	$(3,681,336)
Class I
Shares sold	22,457,609	24,584,566	$320,953,527	$367,677,762
Reinvestment of distributions	7,225,475	3,663,231	97,542,752	54,563,348
Shares redeemed	(20,355,587)	(20,246,824)	(292,815,292)	(302,278,371)
Net increase (decrease)	9,327,497	8,000,973	$125,680,987	$119,962,739
Class Z
Shares sold	221,132	–	$3,080,674	$–
Reinvestment of distributions	1,735	–	21,946	–
Shares redeemed	(12,776)	–	(178,243)	–
Net increase (decrease)	210,091	–	$2,924,377	$–
Class Z6
Shares sold	2,749,987	1,841,365	$39,767,415	$28,526,620
Reinvestment of distributions	336,470	14,449	4,480,080	218,332
Shares redeemed	(569,263)	(68,960)	(8,126,381)	(1,049,203)
Net increase (decrease)	2,517,194	1,786,854	$36,121,114	$27,695,749
Advisor Freedom 2035
Class A
Shares sold	15,577,255	16,076,305	$215,880,275	$233,388,018
Reinvestment of distributions	7,931,975	3,857,946	103,250,766	55,595,824
Shares redeemed	(21,845,142)	(28,095,944)	(304,538,618)	(406,790,784)
Net increase (decrease)	1,664,088	(8,161,693)	$14,592,423	$(117,806,942)
Class M
Shares sold	6,158,292	6,398,268	$84,742,679	$91,831,716
Reinvestment of distributions	2,758,614	1,206,444	35,538,297	17,272,407
Shares redeemed	(6,770,016)	(7,462,512)	(92,881,274)	(106,846,943)
Net increase (decrease)	2,146,890	142,200	$27,399,702	$2,257,180
Class C
Shares sold	661,692	693,842	$8,898,073	$9,794,664
Reinvestment of distributions	462,267	212,457	5,899,592	2,989,811
Shares redeemed	(2,352,914)	(945,420)	(31,185,700)	(13,367,741)
Net increase (decrease)	(1,228,955)	(39,121)	$(16,388,035)	$(583,266)
Class I
Shares sold	19,561,819	21,843,836	$274,193,535	$318,376,949
Reinvestment of distributions	6,540,915	2,892,062	85,477,034	42,049,701
Shares redeemed	(18,631,854)	(16,207,972)	(262,614,157)	(235,522,368)
Net increase (decrease)	7,470,880	8,527,926	$97,056,412	$124,904,282
Class Z
Shares sold	206,821	–	$2,804,466	$–
Reinvestment of distributions	1,049	–	12,715	–
Shares redeemed	(845)	–	(10,694)	–
Net increase (decrease)	207,025	–	$2,806,487	$–
Class Z6
Shares sold	2,477,161	1,087,189	$35,081,126	$16,548,830
Reinvestment of distributions	279,162	7,787	3,580,829	115,481
Shares redeemed	(509,353)	(24,549)	(7,047,594)	(369,912)
Net increase (decrease)	2,246,970	1,070,427	$31,614,361	$16,294,399
Advisor Freedom 2040
Class A
Shares sold	13,508,451	13,534,093	$199,404,291	$210,888,429
Reinvestment of distributions	6,486,862	3,189,871	90,120,681	49,256,170
Shares redeemed	(17,392,234)	(22,500,034)	(259,736,681)	(348,416,945)
Net increase (decrease)	2,603,079	(5,776,070)	$29,788,291	$(88,272,346)
Class M
Shares sold	5,365,211	5,361,973	$79,122,210	$82,647,592
Reinvestment of distributions	2,447,376	1,095,300	33,775,381	16,854,754
Shares redeemed	(5,123,803)	(6,875,453)	(76,072,511)	(106,016,831)
Net increase (decrease)	2,688,784	(418,180)	$36,825,080	$(6,514,485)
Class C
Shares sold	593,503	663,291	$8,629,433	$10,055,292
Reinvestment of distributions	563,167	263,236	7,669,773	3,975,590
Shares redeemed	(2,861,996)	(987,718)	(40,626,069)	(15,051,497)
Net increase (decrease)	(1,705,326)	(61,191)	$(24,326,863)	$(1,020,615)
Class I
Shares sold	16,023,155	18,668,939	$239,554,969	$291,013,150
Reinvestment of distributions	5,518,800	2,537,951	76,957,491	39,478,312
Shares redeemed	(16,596,129)	(15,449,375)	(249,372,401)	(239,687,652)
Net increase (decrease)	4,945,826	5,757,515	$67,140,059	$90,803,810
Class Z
Shares sold	114,448	–	$1,663,715	$–
Reinvestment of distributions	2,846	–	36,681	–
Shares redeemed	(14,163)	–	(199,531)	–
Net increase (decrease)	103,131	–	$1,500,865	$–
Class Z6
Shares sold	2,108,972	794,020	$32,016,553	$12,962,617
Reinvestment of distributions	228,914	6,296	3,132,498	99,790
Shares redeemed	(277,137)	(47,766)	(4,156,159)	(764,460)
Net increase (decrease)	2,060,749	752,550	$30,992,892	$12,297,947
Advisor Freedom 2045
Class A
Shares sold	12,635,987	13,727,303	$146,031,787	$165,419,383
Reinvestment of distributions	4,937,864	2,111,307	53,389,530	25,306,735
Shares redeemed	(15,619,333)	(18,819,577)	(181,788,398)	(226,166,494)
Net increase (decrease)	1,954,518	(2,980,967)	$17,632,919	$(35,440,376)
Class M
Shares sold	4,970,917	5,337,435	$56,988,809	$63,538,185
Reinvestment of distributions	1,860,679	725,117	19,919,722	8,629,046
Shares redeemed	(5,181,765)	(5,588,094)	(59,325,065)	(66,670,324)
Net increase (decrease)	1,649,831	474,458	$17,583,466	$5,496,907
Class C
Shares sold	458,481	538,892	$5,224,727	$6,337,359
Reinvestment of distributions	268,698	100,141	2,852,475	1,176,826
Shares redeemed	(984,683)	(569,666)	(10,921,440)	(6,680,355)
Net increase (decrease)	(257,504)	69,367	$(2,844,238)	$833,830
Class I
Shares sold	16,922,941	18,230,130	$197,386,314	$220,391,466
Reinvestment of distributions	4,868,513	1,909,984	52,766,313	23,065,247
Shares redeemed	(15,394,337)	(13,073,999)	(179,991,531)	(157,647,342)
Net increase (decrease)	6,397,117	7,066,115	$70,161,096	$85,809,371
Class Z
Shares sold	129,714	–	$1,476,927	$–
Reinvestment of distributions	2,238	–	22,487	–
Shares redeemed	(10,747)	–	(113,514)	–
Net increase (decrease)	121,205	–	$1,385,900	$–
Class Z6
Shares sold	2,107,413	773,539	$24,953,608	$9,848,378
Reinvestment of distributions	224,047	5,348	2,383,471	66,053
Shares redeemed	(308,731)	(36,784)	(3,617,281)	(463,616)
Net increase (decrease)	2,022,729	742,103	$23,719,798	$9,450,815
Advisor Freedom 2050
Class A
Shares sold	11,521,746	11,534,676	$132,970,720	$138,373,199
Reinvestment of distributions	3,597,274	1,468,363	38,813,519	17,545,962
Shares redeemed	(12,570,491)	(14,017,700)	(146,649,559)	(167,648,735)
Net increase (decrease)	2,548,529	(1,014,661)	$25,134,680	$(11,729,574)
Class M
Shares sold	4,564,698	4,567,158	$52,383,074	$54,283,581
Reinvestment of distributions	1,479,768	548,964	15,848,909	6,528,163
Shares redeemed	(4,414,543)	(4,589,984)	(50,603,396)	(54,563,744)
Net increase (decrease)	1,629,923	526,138	$17,628,587	$6,248,000
Class C
Shares sold	475,264	549,763	$5,411,651	$6,479,431
Reinvestment of distributions	281,386	99,910	2,991,669	1,175,213
Shares redeemed	(1,136,298)	(472,463)	(12,643,583)	(5,565,541)
Net increase (decrease)	(379,648)	177,210	$(4,240,263)	$2,089,103
Class I
Shares sold	15,773,850	15,917,116	$183,903,268	$191,830,629
Reinvestment of distributions	4,125,443	1,535,401	44,635,052	18,474,731
Shares redeemed	(15,152,813)	(11,055,908)	(176,066,479)	(132,614,886)
Net increase (decrease)	4,746,480	6,396,609	$52,471,841	$77,690,474
Class Z
Shares sold	55,866	–	$642,437	$–
Reinvestment of distributions	1,864	–	18,714	–
Shares redeemed	(378)	–	(4,188)	–
Net increase (decrease)	57,352	–	$656,963	$–
Class Z6
Shares sold	1,578,089	472,741	$18,585,296	$5,954,232
Reinvestment of distributions	154,167	4,315	1,636,405	53,115
Shares redeemed	(249,597)	(34,945)	(2,887,741)	(435,038)
Net increase (decrease)	1,482,659	442,111	$17,333,960	$5,572,309
Advisor Freedom 2055
Class A
Shares sold	7,405,861	7,389,570	$94,792,637	$97,025,975
Reinvestment of distributions	1,417,723	464,392	16,974,227	6,094,883
Shares redeemed	(7,631,599)	(6,137,615)	(98,796,720)	(80,819,354)
Net increase (decrease)	1,191,985	1,716,347	$12,970,144	$22,301,504
Class M
Shares sold	2,614,120	2,572,643	$33,190,301	$33,545,253
Reinvestment of distributions	538,926	162,770	6,411,358	2,128,319
Shares redeemed	(1,939,650)	(2,024,835)	(24,671,431)	(26,432,101)
Net increase (decrease)	1,213,396	710,578	$14,930,228	$9,241,471
Class C
Shares sold	271,244	234,550	$3,412,171	$3,032,224
Reinvestment of distributions	76,657	21,409	910,546	278,373
Shares redeemed	(270,006)	(154,192)	(3,363,512)	(2,007,723)
Net increase (decrease)	77,895	101,767	$959,205	$1,302,874
Class I
Shares sold	12,655,914	9,490,266	$163,216,802	$125,145,410
Reinvestment of distributions	1,969,656	575,059	23,537,468	7,595,782
Shares redeemed	(8,801,212)	(5,026,424)	(111,998,695)	(66,081,707)
Net increase (decrease)	5,824,358	5,038,901	$74,755,575	$66,659,485
Class Z
Shares sold	35,699	–	$454,001	$–
Reinvestment of distributions	1,022	–	11,382	–
Shares redeemed	(2,703)	–	(33,886)	–
Net increase (decrease)	34,018	–	$431,497	$–
Class Z6
Shares sold	861,230	249,882	$11,149,348	$3,376,620
Reinvestment of distributions	67,158	3,421	786,682	46,150
Shares redeemed	(133,007)	(21,021)	(1,709,322)	(287,425)
Net increase (decrease)	795,381	232,282	$10,226,708	$3,135,345
Advisor Freedom 2060
Class A
Shares sold	3,282,040	2,518,107	$37,368,210	$29,318,657
Reinvestment of distributions	299,518	69,940	3,182,787	818,159
Shares redeemed	(1,847,915)	(1,111,272)	(21,083,392)	(13,053,777)
Net increase (decrease)	1,733,643	1,476,775	$19,467,605	$17,083,039
Class M
Shares sold	1,171,715	853,066	$13,350,367	$9,913,922
Reinvestment of distributions	102,745	22,158	1,092,888	259,519
Shares redeemed	(651,352)	(341,132)	(7,395,540)	(4,020,381)
Net increase (decrease)	623,108	534,092	$7,047,715	$6,153,060
Class C
Shares sold	200,839	143,405	$2,286,734	$1,675,744
Reinvestment of distributions	20,307	3,926	216,263	46,030
Shares redeemed	(110,667)	(39,845)	(1,249,222)	(460,687)
Net increase (decrease)	110,479	107,486	$1,253,775	$1,261,087
Class I
Shares sold	4,677,855	2,852,854	$53,503,953	$33,462,097
Reinvestment of distributions	369,553	78,919	3,936,080	927,618
Shares redeemed	(2,677,596)	(957,855)	(30,477,647)	(11,278,135)
Net increase (decrease)	2,369,812	1,973,918	$26,962,386	$23,111,580
Class Z
Shares sold	24,691	–	$283,518	$–
Reinvestment of distributions	665	–	6,659	–
Shares redeemed	(297)	–	(3,251)	–
Net increase (decrease)	25,059	–	$286,926	$–
Class Z6
Shares sold	222,835	137,048	$2,572,083	$1,670,098
Reinvestment of distributions	13,174	901	139,481	10,783
Shares redeemed	(83,912)	(70,553)	(973,912)	(867,591)
Net increase (decrease)	152,097	67,396	$1,737,652	$813,290

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 (b) Share transactions for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Series Equity Growth Fund	13%	16%	16%	16%	10%
Fidelity Advisor Series Growth Opportunities Fund	13%	16%	16%	16%	11%
Fidelity Advisor Series Small Cap Fund	13%	17%	16%	16%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Small Cap Fund	100%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except Fidelity Advisor Freedom 2060 Fund; the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 5, 2014 to March 31, 2015 for the Fidelity Advisor Freedom 2060 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 16, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 264 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019) for Class A, Class M, Class C, Class I and Class Z6 and for the period (October 2, 2018 to March 31, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value March 31, 2019	Expenses Paid During Period
Advisor Freedom Income
Class A	.71%
Actual		$1,000.00	$1,022.80	$3.58-B
Hypothetical-C		$1,000.00	$1,021.39	$3.58-D
Class M	.96%
Actual		$1,000.00	$1,020.60	$4.84-B
Hypothetical-C		$1,000.00	$1,020.14	$4.84-D
Class C	1.47%
Actual		$1,000.00	$1,018.80	$7.40-B
Hypothetical-C		$1,000.00	$1,017.60	$7.39-D
Class I	.46%
Actual		$1,000.00	$1,023.90	$2.32-B
Hypothetical-C		$1,000.00	$1,022.64	$2.32-D
Class Z	.42%
Actual		$1,000.00	$1,024.70	$2.11-B
Hypothetical-C		$1,000.00	$1,022.84	$2.12-D
Class Z6	.37%
Actual		$1,000.00	$1,024.70	$1.87-B
Hypothetical-C		$1,000.00	$1,023.09	$1.87-D
Advisor Freedom 2005
Class A	.73%
Actual		$1,000.00	$1,018.40	$3.67-B
Hypothetical-C		$1,000.00	$1,021.29	$3.68-D
Class M	.98%
Actual		$1,000.00	$1,017.40	$4.93-B
Hypothetical-C		$1,000.00	$1,020.04	$4.94-D
Class C	1.48%
Actual		$1,000.00	$1,014.80	$7.43-B
Hypothetical-C		$1,000.00	$1,017.55	$7.44-D
Class I	.48%
Actual		$1,000.00	$1,019.90	$2.42-B
Hypothetical-C		$1,000.00	$1,022.54	$2.42-D
Class Z	.43%
Actual		$1,000.00	$1,020.00	$2.15-B
Hypothetical-C		$1,000.00	$1,022.79	$2.17-D
Class Z6	.37%
Actual		$1,000.00	$1,020.10	$1.86-B
Hypothetical-C		$1,000.00	$1,023.09	$1.87-D
Advisor Freedom 2010
Class A	.77%
Actual		$1,000.00	$1,014.00	$3.87-B
Hypothetical-C		$1,000.00	$1,021.09	$3.88-D
Class M	1.02%
Actual		$1,000.00	$1,013.30	$5.12-B
Hypothetical-C		$1,000.00	$1,019.85	$5.14-D
Class C	1.52%
Actual		$1,000.00	$1,010.20	$7.62-B
Hypothetical-C		$1,000.00	$1,017.35	$7.64-D
Class I	.52%
Actual		$1,000.00	$1,015.50	$2.61-B
Hypothetical-C		$1,000.00	$1,022.34	$2.62-D
Class Z	.47%
Actual		$1,000.00	$1,016.50	$2.35-B
Hypothetical-C		$1,000.00	$1,022.59	$2.37-D
Class Z6	.39%
Actual		$1,000.00	$1,016.50	$1.96-B
Hypothetical-C		$1,000.00	$1,022.99	$1.97-D
Advisor Freedom 2015
Class A	.82%
Actual		$1,000.00	$1,009.00	$4.11-B
Hypothetical-C		$1,000.00	$1,020.84	$4.13-D
Class M	1.07%
Actual		$1,000.00	$1,008.00	$5.36-B
Hypothetical-C		$1,000.00	$1,019.60	$5.39-D
Class C	1.57%
Actual		$1,000.00	$1,005.90	$7.85-B
Hypothetical-C		$1,000.00	$1,017.10	$7.90-D
Class I	.57%
Actual		$1,000.00	$1,010.50	$2.86-B
Hypothetical-C		$1,000.00	$1,022.09	$2.87-D
Class Z	.51%
Actual		$1,000.00	$1,012.90	$2.55-B
Hypothetical-C		$1,000.00	$1,022.39	$2.57-D
Class Z6	.41%
Actual		$1,000.00	$1,012.30	$2.06-B
Hypothetical-C		$1,000.00	$1,022.89	$2.07-D
Advisor Freedom 2020
Class A	.86%
Actual		$1,000.00	$1,006.40	$4.30-B
Hypothetical-C		$1,000.00	$1,020.64	$4.33-D
Class M	1.11%
Actual		$1,000.00	$1,004.60	$5.55-B
Hypothetical-C		$1,000.00	$1,019.40	$5.59-D
Class C	1.61%
Actual		$1,000.00	$1,002.20	$8.04-B
Hypothetical-C		$1,000.00	$1,016.90	$8.10-D
Class I	.61%
Actual		$1,000.00	$1,007.30	$3.05-B
Hypothetical-C		$1,000.00	$1,021.89	$3.07-D
Class Z	.54%
Actual		$1,000.00	$1,009.10	$2.69-B
Hypothetical-C		$1,000.00	$1,022.24	$2.72-D
Class Z6	.43%
Actual		$1,000.00	$1,007.80	$2.15-B
Hypothetical-C		$1,000.00	$1,022.79	$2.17-D
Advisor Freedom 2025
Class A	.90%
Actual		$1,000.00	$1,002.00	$4.49-B
Hypothetical-C		$1,000.00	$1,020.44	$4.53-D
Class M	1.15%
Actual		$1,000.00	$1,001.00	$5.74-B
Hypothetical-C		$1,000.00	$1,019.20	$5.79-D
Class C	1.65%
Actual		$1,000.00	$998.70	$8.22-B
Hypothetical-C		$1,000.00	$1,016.70	$8.30-D
Class I	.65%
Actual		$1,000.00	$1,003.60	$3.25-B
Hypothetical-C		$1,000.00	$1,021.69	$3.28-D
Class Z	.57%
Actual		$1,000.00	$1,005.60	$2.83-B
Hypothetical-C		$1,000.00	$1,022.09	$2.87-D
Class Z6	.45%
Actual		$1,000.00	$1,004.70	$2.25-B
Hypothetical-C		$1,000.00	$1,022.69	$2.27-D
Advisor Freedom 2030
Class A	.94%
Actual		$1,000.00	$995.60	$4.68-B
Hypothetical-C		$1,000.00	$1,020.24	$4.73-D
Class M	1.19%
Actual		$1,000.00	$993.70	$5.92-B
Hypothetical-C		$1,000.00	$1,019.00	$5.99-D
Class C	1.69%
Actual		$1,000.00	$991.30	$8.39-B
Hypothetical-C		$1,000.00	$1,016.50	$8.50-D
Class I	.69%
Actual		$1,000.00	$996.70	$3.43-B
Hypothetical-C		$1,000.00	$1,021.49	$3.48-D
Class Z	.60%
Actual		$1,000.00	$999.10	$2.97-B
Hypothetical-C		$1,000.00	$1,021.94	$3.02-D
Class Z6	.47%
Actual		$1,000.00	$997.30	$2.34-B
Hypothetical-C		$1,000.00	$1,022.59	$2.37-D
Advisor Freedom 2035
Class A	.99%
Actual		$1,000.00	$985.30	$4.90-B
Hypothetical-C		$1,000.00	$1,020.00	$4.99-D
Class M	1.24%
Actual		$1,000.00	$984.10	$6.13-B
Hypothetical-C		$1,000.00	$1,018.75	$6.24-D
Class C	1.73%
Actual		$1,000.00	$982.00	$8.55-B
Hypothetical-C		$1,000.00	$1,016.31	$8.70-D
Class I	.74%
Actual		$1,000.00	$987.00	$3.67-B
Hypothetical-C		$1,000.00	$1,021.24	$3.73-D
Class Z	.63%
Actual		$1,000.00	$990.40	$3.11-B
Hypothetical-C		$1,000.00	$1,021.79	$3.18-D
Class Z6	.49%
Actual		$1,000.00	$988.00	$2.43-B
Hypothetical-C		$1,000.00	$1,022.49	$2.47-D
Advisor Freedom 2040
Class A	.99%
Actual		$1,000.00	$981.60	$4.89-B
Hypothetical-C		$1,000.00	$1,020.00	$4.99-D
Class M	1.25%
Actual		$1,000.00	$980.50	$6.17-B
Hypothetical-C		$1,000.00	$1,018.70	$6.29-D
Class C	1.74%
Actual		$1,000.00	$978.50	$8.58-B
Hypothetical-C		$1,000.00	$1,016.26	$8.75-D
Class I	.75%
Actual		$1,000.00	$983.30	$3.71-B
Hypothetical-C		$1,000.00	$1,021.19	$3.78-D
Class Z	.65%
Actual		$1,000.00	$987.00	$3.20-B
Hypothetical-C		$1,000.00	$1,021.69	$3.28-D
Class Z6	.49%
Actual		$1,000.00	$985.10	$2.43-B
Hypothetical-C		$1,000.00	$1,022.49	$2.47-D
Advisor Freedom 2045
Class A	.99%
Actual		$1,000.00	$982.80	$4.89-B
Hypothetical-C		$1,000.00	$1,020.00	$4.99-D
Class M	1.24%
Actual		$1,000.00	$980.80	$6.12-B
Hypothetical-C		$1,000.00	$1,018.75	$6.24-D
Class C	1.74%
Actual		$1,000.00	$978.70	$8.58-B
Hypothetical-C		$1,000.00	$1,016.26	$8.75-D
Class I	.75%
Actual		$1,000.00	$983.60	$3.71-B
Hypothetical-C		$1,000.00	$1,021.19	$3.78-D
Class Z	.64%
Actual		$1,000.00	$986.70	$3.15-B
Hypothetical-C		$1,000.00	$1,021.74	$3.23-D
Class Z6	.49%
Actual		$1,000.00	$984.30	$2.42-B
Hypothetical-C		$1,000.00	$1,022.49	$2.47-D
Advisor Freedom 2050
Class A	.99%
Actual		$1,000.00	$981.80	$4.89-B
Hypothetical-C		$1,000.00	$1,020.00	$4.99-D
Class M	1.24%
Actual		$1,000.00	$980.70	$6.12-B
Hypothetical-C		$1,000.00	$1,018.75	$6.24-D
Class C	1.74%
Actual		$1,000.00	$978.70	$8.58-B
Hypothetical-C		$1,000.00	$1,016.26	$8.75-D
Class I	.75%
Actual		$1,000.00	$983.40	$3.71-B
Hypothetical-C		$1,000.00	$1,021.19	$3.78-D
Class Z	.65%
Actual		$1,000.00	$986.60	$3.20-B
Hypothetical-C		$1,000.00	$1,021.69	$3.28-D
Class Z6	.49%
Actual		$1,000.00	$984.10	$2.42-B
Hypothetical-C		$1,000.00	$1,022.49	$2.47-D
Advisor Freedom 2055
Class A	.99%
Actual		$1,000.00	$982.10	$4.89-B
Hypothetical-C		$1,000.00	$1,020.00	$4.99-D
Class M	1.25%
Actual		$1,000.00	$981.20	$6.17-B
Hypothetical-C		$1,000.00	$1,018.70	$6.29-D
Class C	1.74%
Actual		$1,000.00	$978.70	$8.58-B
Hypothetical-C		$1,000.00	$1,016.26	$8.75-D
Class I	.75%
Actual		$1,000.00	$983.30	$3.71-B
Hypothetical-C		$1,000.00	$1,021.19	$3.78-D
Class Z	.65%
Actual		$1,000.00	$986.50	$3.20-B
Hypothetical-C		$1,000.00	$1,021.69	$3.28-D
Class Z6	.49%
Actual		$1,000.00	$984.90	$2.42-B
Hypothetical-C		$1,000.00	$1,022.49	$2.47-D
Advisor Freedom 2060
Class A	1.00%
Actual		$1,000.00	$982.30	$4.94-B
Hypothetical-C		$1,000.00	$1,019.95	$5.04-D
Class M	1.25%
Actual		$1,000.00	$980.50	$6.17-B
Hypothetical-C		$1,000.00	$1,018.70	$6.29-D
Class C	1.75%
Actual		$1,000.00	$978.30	$8.63-B
Hypothetical-C		$1,000.00	$1,016.21	$8.80-D
Class I	.75%
Actual		$1,000.00	$983.50	$3.71-B
Hypothetical-C		$1,000.00	$1,021.19	$3.78-D
Class Z	.65%
Actual		$1,000.00	$986.60	$3.20-B
Hypothetical-C		$1,000.00	$1,021.69	$3.28-D
Class Z6	.49%
Actual		$1,000.00	$985.10	$2.43-B
Hypothetical-C		$1,000.00	$1,022.49	$2.47-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Class A, Class M, Class C, Class I and Class Z6 and multiplied by 181/365 (to reflect the period October 2, 2018 to March 31, 2019) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period)

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/06/19	05/03/19	$0.012	$0.097
Class M	05/06/19	05/03/19	$0.010	$0.097
Class C	05/06/19	05/03/19	$0.004	$0.097
Class I	05/06/19	05/03/19	$0.014	$0.097
Class Z	05/06/19	05/03/19	$0.014	$0.097
Class Z6	05/06/19	05/03/19	$0.015	$0.097
Fidelity Advisor Freedom 2005 Fund
Class A	05/13/19	05/10/19	$0.032	$0.149
Class M	05/13/19	05/10/19	$0.024	$0.149
Class C	05/13/19	05/10/19	$0.000	$0.149
Class I	05/13/19	05/10/19	$0.038	$0.149
Class Z	05/13/19	05/10/19	$0.051	$0.149
Class Z6	05/13/19	05/10/19	$0.042	$0.149
Fidelity Advisor Freedom 2010 Fund
Class A	05/13/19	05/10/19	$0.027	$0.238
Class M	05/13/19	05/10/19	$0.019	$0.238
Class C	05/13/19	05/10/19	$0.000	$0.238
Class I	05/13/19	05/10/19	$0.034	$0.238
Class Z	05/13/19	05/10/19	$0.048	$0.238
Class Z6	05/13/19	05/10/19	$0.039	$0.238
Fidelity Advisor Freedom 2015 Fund
Class A	05/13/19	05/10/19	$0.019	$0.310
Class M	05/13/19	05/10/19	$0.011	$0.310
Class C	05/13/19	05/10/19	$0.000	$0.310
Class I	05/13/19	05/10/19	$0.025	$0.310
Class Z	05/13/19	05/10/19	$0.039	$0.310
Class Z6	05/13/19	05/10/19	$0.031	$0.310
Fidelity Advisor Freedom 2020 Fund
Class A	05/13/19	05/10/19	$0.011	$0.401
Class M	05/13/19	05/10/19	$0.003	$0.401
Class C	05/13/19	05/10/19	$0.000	$0.401
Class I	05/13/19	05/10/19	$0.018	$0.401
Class Z	05/13/19	05/10/19	$0.037	$0.401
Class Z6	05/13/19	05/10/19	$0.026	$0.401
Fidelity Advisor Freedom 2025 Fund
Class A	05/13/19	05/10/19	$0.004	$0.453
Class M	05/13/19	05/10/19	$0.000	$0.449
Class C	05/13/19	05/10/19	$0.000	$0.445
Class I	05/13/19	05/10/19	$0.011	$0.453
Class Z	05/13/19	05/10/19	$0.030	$0.453
Class Z6	05/13/19	05/10/19	$0.020	$0.453
Fidelity Advisor Freedom 2030 Fund
Class A	05/13/19	05/10/19	$0.000	$0.582
Class M	05/13/19	05/10/19	$0.000	$0.576
Class C	05/13/19	05/10/19	$0.000	$0.576
Class I	05/13/19	05/10/19	$0.000	$0.590
Class Z	05/13/19	05/10/19	$0.000	$0.612
Class Z6	05/13/19	05/10/19	$0.000	$0.600
Fidelity Advisor Freedom 2035 Fund
Class A	05/13/19	05/10/19	$0.000	$0.650
Class M	05/13/19	05/10/19	$0.000	$0.644
Class C	05/13/19	05/10/19	$0.000	$0.644
Class I	05/13/19	05/10/19	$0.000	$0.658
Class Z	05/13/19	05/10/19	$0.000	$0.680
Class Z6	05/13/19	05/10/19	$0.000	$0.668
Fidelity Advisor Freedom 2040 Fund
Class A	05/13/19	05/10/19	$0.000	$0.726
Class M	05/13/19	05/10/19	$0.000	$0.720
Class C	05/13/19	05/10/19	$0.000	$0.720
Class I	05/13/19	05/10/19	$0.000	$0.734
Class Z	05/13/19	05/10/19	$0.000	$0.756
Class Z6	05/13/19	05/10/19	$0.000	$0.746
Fidelity Advisor Freedom 2045 Fund
Class A	05/13/19	05/10/19	$0.000	$0.558
Class M	05/13/19	05/10/19	$0.000	$0.553
Class C	05/13/19	05/10/19	$0.000	$0.553
Class I	05/13/19	05/10/19	$0.000	$0.565
Class Z	05/13/19	05/10/19	$0.000	$0.581
Class Z6	05/13/19	05/10/19	$0.000	$0.573
Fidelity Advisor Freedom 2050 Fund
Class A	05/13/19	05/10/19	$0.000	$0.557
Class M	05/13/19	05/10/19	$0.000	$0.548
Class C	05/13/19	05/10/19	$0.000	$0.548
Class I	05/13/19	05/10/19	$0.000	$0.563
Class Z	05/13/19	05/10/19	$0.000	$0.575
Class Z6	05/13/19	05/10/19	$0.000	$0.571
Fidelity Advisor Freedom 2055 Fund
Class A	05/13/19	05/10/19	$0.000	$0.597
Class M	05/13/19	05/10/19	$0.000	$0.590
Class C	05/13/19	05/10/19	$0.000	$0.587
Class I	05/13/19	05/10/19	$0.000	$0.604
Class Z	05/13/19	05/10/19	$0.000	$0.622
Class Z6	05/13/19	05/10/19	$0.000	$0.613
Fidelity Advisor Freedom 2060 Fund
Class A	05/13/19	05/10/19	$0.000	$0.488
Class M	05/13/19	05/10/19	$0.000	$0.481
Class C	05/13/19	05/10/19	$0.000	$0.477
Class I	05/13/19	05/10/19	$0.000	$0.494
Class Z	05/13/19	05/10/19	$0.000	$0.500
Class Z6	05/13/19	05/10/19	$0.000	$0.500

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$5,686,514
Fidelity Advisor Freedom 2005 Fund	$6,964,619
Fidelity Advisor Freedom 2010 Fund	$21,326,124
Fidelity Advisor Freedom 2015 Fund	$59,930,858
Fidelity Advisor Freedom 2020 Fund	$132,867,679
Fidelity Advisor Freedom 2025 Fund	$175,855,012
Fidelity Advisor Freedom 2030 Fund	$210,951,656
Fidelity Advisor Freedom 2035 Fund	$196,084,414
Fidelity Advisor Freedom 2040 Fund	$182,822,000
Fidelity Advisor Freedom 2045 Fund	$116,180,802
Fidelity Advisor Freedom 2050 Fund	$93,214,862
Fidelity Advisor Freedom 2055 Fund	$46,180,741
Fidelity Advisor Freedom 2060 Fund	$9,430,408

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	16.30%
Class M	16.30%
Class C	16.30%
Class I	16.30%
Class Z	16.30%
Class Z6	16.30%
Fidelity Advisor Freedom 2005 Fund
Class A	12.71%
Class M	12.71%
Class C	12.71%
Class I	12.71%
Class Z	12.71%
Class Z6	12.71%
Fidelity Advisor Freedom 2010 Fund
Class A	11.90%
Class M	11.90%
Class C	11.90%
Class I	11.90%
Class Z	11.90%
Class Z6	11.90%
Fidelity Advisor Freedom 2015 Fund
Class A	7.94%
Class M	7.94%
Class C	7.94%
Class I	7.94%
Class Z	7.94%
Class Z6	7.94%
Fidelity Advisor Freedom 2020 Fund
Class A	6.46%
Class M	6.46%
Class C	6.46%
Class I	6.46%
Class Z	6.46%
Class Z6	6.46%
Fidelity Advisor Freedom 2025 Fund
Class A	5.56%
Class M	5.56%
Class C	5.56%
Class I	5.56%
Class Z	5.56%
Class Z6	5.56%
Fidelity Advisor Freedom 2030 Fund
Class A	4.90%
Class M	4.90%
Class C	4.90%
Class I	4.90%
Class Z	4.90%
Class Z6	4.90%
Fidelity Advisor Freedom 2035 Fund
Class A	2.15%
Class M	2.15%
Class C	2.15%
Class I	2.15%
Class Z	2.15%
Class Z6	2.15%
Fidelity Advisor Freedom 2040 Fund
Class A	1.60%
Class M	1.60%
Class C	1.60%
Class I	1.60%
Class Z	1.60%
Class Z6	1.60%
Fidelity Advisor Freedom 2045 Fund
Class A	2.08%
Class M	2.08%
Class C	2.08%
Class I	2.08%
Class Z	2.08%
Class Z6	2.08%
Fidelity Advisor Freedom 2050 Fund
Class A	2.08%
Class M	2.08%
Class C	2.08%
Class I	2.08%
Class Z	2.08%
Class Z6	2.08%
Fidelity Advisor Freedom 2055 Fund
Class A	1.62%
Class M	1.62%
Class C	1.62%
Class I	1.62%
Class Z	1.62%
Class Z6	1.62%
Fidelity Advisor Freedom 2060 Fund
Class A	1.59%
Class C	1.59%
Class I	1.59%
Class M	1.59%
Class Z	1.59%
Class Z6	1.59%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April 2018	0%	0%	0%	0%	N/A	0%
May 2018	3%	3%	4%	2%	N/A	2%
June 2018	6%	9%	22%	5%	N/A	4%
July 2018	6%	8%	19%	5%	N/A	4%
August 2018	6%	8%	14%	5%	N/A	5%
September 2018	6%	8%	19%	5%	N/A	5%
October 2018	6%	7%	10%	6%	6%	5%
November 2018	6%	7%	13%	5%	4%	5%
December 2018	6%	7%	7%	6%	6%	6%
February 2019	1%	1%	2%	1%	1%	1%
March 2019	1%	1%	3%	1%	1%	1%
Fidelity Advisor Freedom 2005 Fund
May 2018	2%	3%	4%	2%	N/A	1%
December 2018	10%	11%	14%	9%	8%	9%
Fidelity Advisor Freedom 2010 Fund
May 2018	3%	4%	10%	2%	N/A	2%
December 2018	14%	15%	21%	12%	11%	12%
Fidelity Advisor Freedom 2015 Fund
May 2018	4%	6%	14%	3%	N/A	3%
December 2018	17%	18%	23%	15%	13%	14%
Fidelity Advisor Freedom 2020 Fund
May 2018	6%	9%	–	5%	N/A	4%
December 2018	19%	20%	26%	17%	15%	16%
Fidelity Advisor Freedom 2025 Fund
May 2018	10%	18%	–	7%	N/A	5%
December 2018	24%	26%	34%	22%	19%	20%
Fidelity Advisor Freedom 2030 Fund
May 2018	15%	31%	–	9%	N/A	6%
December 2018	29%	31%	39%	26%	22%	26%
Fidelity Advisor Freedom 2035 Fund
December 2018	32%	34%	45%	29%	24%	26%
Fidelity Advisor Freedom 2040 Fund
December 2018	32%	35%	44%	29%	25%	26%
Fidelity Advisor Freedom 2045 Fund
December 2018	36%	39%	48%	33%	27%	29%
Fidelity Advisor Freedom 2050 Fund
December 2018	34%	37%	46%	31%	26%	28%
Fidelity Advisor Freedom 2055 Fund
December 2018	35%	38%	46%	32%	27%	28%
Fidelity Advisor Freedom 2060 Fund
December 2018	34%	36%	43%	31%	27%	28%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April 2018	0%	0%	0%	0%	N/A	0%
May 2018	9%	10%	14%	8%	N/A	7%
June 2018	19%	26%	64%	15%	N/A	13%
July 2018	19%	25%	56%	15%	N/A	13%
August 2018	19%	23%	40%	16%	N/A	15%
September 2018	19%	25%	56%	15%	N/A	14%
October 2018	18%	20%	29%	17%	17%	16%
November 2018	19%	20%	40%	16%	14%	15%
December 2018	18%	19%	21%	18%	17%	17%
February 2019	1%	1%	2%	1%	1%	1%
March 2019	1%	1%	3%	1%	1%	1%
Fidelity Advisor Freedom 2005 Fund
May 2018	3%	4%	6%	3%	N/A	2%
December 2018	27%	29%	38%	25%	22%	23%
Fidelity Advisor Freedom 2010 Fund
May 2018	5%	6%	13%	4%	N/A	3%
December 2018	36%	38%	53%	32%	28%	30%
Fidelity Advisor Freedom 2015 Fund
May 2018	7%	9%	20%	5%	N/A	5%
December 2018	44%	48%	61%	40%	34%	37%
Fidelity Advisor Freedom 2020 Fund
May 2018	9%	13%	–	7%	N/A	5%
December 2018	46%	50%	63%	42%	36%	39%
Fidelity Advisor Freedom 2025 Fund
May 2018	13%	24%	–	9%	N/A	6%
December 2018	53%	57%	75%	49%	42%	44%
Fidelity Advisor Freedom 2030 Fund
May 2018	18%	38%	–	12%	N/A	7%
December 2018	64%	69%	86%	58%	50%	53%
Fidelity Advisor Freedom 2035 Fund
December 2018	76%	81%	100%	69%	58%	62%
Fidelity Advisor Freedom 2040 Fund
December 2018	81%	87%	100%	74%	62%	67%
Fidelity Advisor Freedom 2045 Fund
December 2018	80%	87%	100%	73%	62%	65%
Fidelity Advisor Freedom 2050 Fund
December 2018	81%	88%	100%	74%	62%	66%
Fidelity Advisor Freedom 2055 Fund
December 2018	82%	88%	100%	74%	62%	66%
Fidelity Advisor Freedom 2060 Fund
December 2018	80%	87%	100%	74%	63%	67%

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

AFF-ANN-0519
1.792114.116

Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.09%	3.20%	3.77%
Institutional Premium Class	4.16%	3.23%	3.78%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index Income Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,206	Fidelity Freedom® Index Income Fund - Investor Class
$13,671	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.25%	3.97%	5.24%
Institutional Premium Class	4.31%	4.01%	5.26%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2005 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,244	Fidelity Freedom® Index 2005 Fund - Investor Class
$13,671	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.43%	4.55%	6.18%
Institutional Premium Class	4.49%	4.60%	6.20%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2010 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,668	Fidelity Freedom® Index 2010 Fund - Investor Class
$13,671	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.55%	5.11%	6.62%
Institutional Premium Class	4.55%	5.15%	6.64%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2015 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,380	Fidelity Freedom® Index 2015 Fund - Investor Class
$13,671	Bloomberg Barclays U.S. Aggregate Bond Index
$33,703	S&P 500 Index

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed-income and short-term funds currently represent the majority of the fund’s assets.

Fidelity Freedom® Index 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.59%	5.49%	7.20%
Institutional Premium Class	4.65%	5.54%	7.23%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2020 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,361	Fidelity Freedom® Index 2020 Fund - Investor Class
$33,703	S&P 500® Index

Fidelity Freedom® Index 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.64%	5.88%	7.93%
Institutional Premium Class	4.70%	5.92%	7.96%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2025 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,649	Fidelity Freedom® Index 2025 Fund - Investor Class
$33,703	S&P 500® Index

Fidelity Freedom® Index 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.71%	6.63%	8.55%
Institutional Premium Class	4.82%	6.68%	8.58%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2030 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,796	Fidelity Freedom® Index 2030 Fund - Investor Class
$33,703	S&P 500® Index

Fidelity Freedom® Index 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.63%	7.16%	9.18%
Institutional Premium Class	4.69%	7.21%	9.21%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2035 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,030	Fidelity Freedom® Index 2035 Fund - Investor Class
$33,703	S&P 500® Index

Fidelity Freedom® Index 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.56%	7.19%	9.25%
Institutional Premium Class	4.61%	7.23%	9.28%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2040 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,180	Fidelity Freedom® Index 2040 Fund - Investor Class
$33,703	S&P 500® Index

Fidelity Freedom® Index 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.58%	7.18%	9.33%
Institutional Premium Class	4.58%	7.23%	9.35%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2045 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,324	Fidelity Freedom® Index 2045 Fund - Investor Class
$33,703	S&P 500® Index

Fidelity Freedom® Index 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.53%	7.18%	9.37%
Institutional Premium Class	4.59%	7.22%	9.40%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2050 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,424	Fidelity Freedom® Index 2050 Fund - Investor Class
$33,703	S&P 500® Index

Fidelity Freedom® Index 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.57%	7.18%	7.91%
Institutional Premium Class	4.61%	7.22%	7.93%

 A From June 1, 2011

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2055 Fund - Investor Class on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,151	Fidelity Freedom® Index 2055 Fund - Investor Class
$25,424	S&P 500® Index

Fidelity Freedom® Index 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2019	Past 1 year	Life of fundA
Investor Class	4.54%	7.21%
Institutional Premium Class	4.66%	7.26%

 A From August 5, 2014

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2060 Fund - Investor Class on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,828	Fidelity Freedom® Index 2060 Fund - Investor Class
$16,256	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy remained in expansion for the 12 months ending March 31, 2019, but growth was less synchronous and uneven. Many major economies progressed toward more-advanced stages of the business cycle. Financial markets responded favorably to the U.S. Federal Reserve’s shift away from its monetary tightening bias in the first quarter of 2019. Most economic indicators remained tepid, although China displayed some initial signs of stabilizing activity, and stepped up the pace of fiscal and monetary stimulus in the first quarter. Against this backdrop, the MSCI World ex USA Index of non-U.S. equity markets returned -2.91% for the year. Much of the negative impact came in the volatile fourth quarter of 2018, when the index returned -13%, followed by a sharp rebound to begin 2019. Among regions in the index, stocks in resource-rich Canada gained 4%, benefiting from rising crude-oil prices early and late in the period, while Asia Pacific ex Japan (+4%) was aided by stabilizing returns in Hong Kong, which rose 8%. Conversely, stocks in Japan (-8%), emerging markets (0%) and Europe ex U.K. (-4%) lagged. Results at home were markedly better. The U.S. equity bellwether S&P 500® index rose 9.50%. Nine of 11 sectors in the S&P 500® had a positive return. Three defensive sectors stood out: real estate (+21%), utilities (+19%) and health care (+15%). Conversely, some economically sensitive sectors struggled, with financials (-5%) faring worst. The small-cap-oriented Russell 2000® Index gained 2.05% for the 12 months. Commodities also lagged, as evidenced by the -5.25% result of the Bloomberg Barclays Commodity Index Total Return. U.S. investment-grade bonds gained 4.48%, according to the Bloomberg Barclays U.S. Aggregate Bond Index, largely driven by surging returns for credit-sensitive sectors. U.S. corporate bonds increased 4.89%, according to the Bloomberg Barclays Credit Bond Index. Elsewhere, securitized sectors fared well, led by commercial mortgage-backed securities (+5.43%). Agency bonds and Treasury Inflation-Protected Securities (TIPS) lagged, as measured by the 3.73% return of the Bloomberg Barclays U.S. Agency Bond Index and the 2.70% advance of the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), respectively.

Comments from Co-Portfolio Managers Andrew Dierdorf, Brett Sumsion and Finola McGuire Foley:  For the fiscal year ending March 31, 2019, the Investor Class shares of each Fidelity Freedom® Index Fund posted a gain, ranging from 4.09% for Fidelity Freedom® Index Income Fund to 4.71% for Fidelity Freedom Index 2030 Fund. Each Fund performed roughly in line with its respective Composite index. U.S. equities were the top-performing asset class, benefiting from a stable economic backdrop and consistent earnings growth, on average, despite some significant fourth-quarter volatility. The Funds’ investment in Fidelity® Total Market Index Fund Class F, which invests in large and small-cap stocks as well as growth and value stocks, gained 8.67% the past 12 months, about in line with the performance of the benchmark Dow Jones U.S. Total Stock Market Index. Underlying investment performance in non-U.S. equities modestly held back the Funds' performance versus Composites. More specifically, the performance of Fidelity Series Global ex U.S. Index Fund moderately trailed the return of -4.04% return of the MSCI All Country World ex U.S.A. Index, the Composites' benchmark for non-U.S. equities. Conversely, the Funds' investment in Fidelity U.S. Bond Index Fund slightly outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, the benchmark for investment-grade bonds. Elsewhere, the Funds' investment in Fidelity® Series Long-Term Treasury Bond Index Fund, which was phased in to the glide path during the second half of 2018, returned 6.19%, compared with a 5.91% advance for the Bloomberg Barclays U.S. Long-Term Treasury Bond Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  At its May 2018 meeting, the Board of Trustees approved incremental updates to the glide path and strategic asset allocation of Fidelity Freedom Index Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, and slightly reducing the equity and short-term debt allocations for shorter-dated Funds. These updates have been fully implemented. At its May 2019 meeting, the Board of Trustees approved adjusting the equity composition of the strategic asset allocation from 70%/30% to 60%/40% for U.S./non-U.S. equities. On June 15, 2018, Finola McGuire Foley joined Andrew Dierdorf and Brett Sumsion as a co-manager for the Funds.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity U.S. Bond Index Fund Class F	45.6
Fidelity Series Treasury Bill Index Fund	22.5
Fidelity Total Market Index Fund Class F	13.3
Fidelity Series Inflation-Protected Bond Index Fund	9.9
Fidelity Series Global ex U.S. Index Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund, 2.48%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	13.3%
International Equity Funds	5.7%
Bond Funds	48.6%
Inflation-Protected Bond Funds	9.9%
Short-Term Funds	22.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 13.3%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $24,193,991)	583,670	46,997,134

International Equity Funds - 5.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $17,172,987)	1,645,670	20,110,090

Bond Funds - 48.6%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,212,045	10,750,841
Fidelity U.S. Bond Index Fund Class F (a)	13,967,506	161,045,339
TOTAL BOND FUNDS
(Cost $170,260,488)		171,796,180

Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $36,080,645)	3,593,837	35,147,725

Short-Term Funds - 22.5%
Fidelity Cash Central Fund, 2.48% (b)	4	4
Fidelity Series Treasury Bill Index Fund (a)	7,940,190	79,322,502
TOTAL SHORT-TERM FUNDS
(Cost $79,399,726)		79,322,506
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $327,107,837)		353,373,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,353)
NET ASSETS - 100%		$353,347,282

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15
Total	$15

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$3,156,179	$314,220	$3,402,568	$--	$86,287	$(154,118)	$--
Fidelity Series Global ex U.S. Index Fund	20,722,646	7,527,118	6,941,522	477,981	68,795	(1,266,947)	20,110,090
Fidelity Series Government Money Market Fund 2.5%	87,010,072	10,442,274	97,452,346	665,246	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	17,437,302	21,324,755	3,868,015	583,125	(9,934)	263,617	35,147,725
Fidelity Series Long-Term Treasury Bond Index Fund	--	11,685,498	1,426,439	191,884	2,372	489,410	10,750,841
Fidelity Series Treasury Bill Index Fund	--	87,364,405	7,963,397	1,155,264	(1,286)	(77,220)	79,322,502
Fidelity Total Market Index Fund Class F	45,648,675	18,094,961	20,620,545	973,379	2,270,339	1,603,704	46,997,134
Fidelity U.S. Bond Index Fund Class F	116,416,217	64,744,280	23,008,528	3,931,518	(146,911)	3,040,281	161,045,339
	$290,391,091	$221,497,511	$164,683,360	$7,978,397	$2,269,662	$3,898,727	$353,373,631

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $4)	$4
Other affiliated issuers (cost $327,107,833)	353,373,631
Total Investment in Securities (cost $327,107,837)		$353,373,635
Cash		16
Receivable for investments sold		1,449,112
Receivable for fund shares sold		372,337
Receivable from investment adviser for expense reductions		9,849
Total assets		355,204,949
Liabilities
Payable for investments purchased	$575,045
Payable for fund shares redeemed	1,246,425
Transfer agent fees payable	36,197
Total liabilities		1,857,667
Net Assets		$353,347,282
Net Assets consist of:
Paid in capital		$327,300,048
Total distributable earnings (loss)		26,047,234
Net Assets		$353,347,282
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($167,641,301 ÷ 13,996,303 shares)		$11.98
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($185,705,981 ÷ 15,523,025 shares)		$11.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$7,313,854
Income from Fidelity Central Funds		15
Total income		7,313,869
Expenses
Transfer agent fees	$394,841
Independent trustees' fees and expenses	1,482
Total expenses before reductions	396,323
Expense reductions	(105,939)
Total expenses after reductions		290,384
Net investment income (loss)		7,023,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,269,662
Capital gain distributions from underlying funds:
Affiliated issuers	664,543
Total net realized gain (loss)		2,934,205
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	3,898,727
Total change in net unrealized appreciation (depreciation)		3,898,727
Net gain (loss)		6,832,932
Net increase (decrease) in net assets resulting from operations		$13,856,417

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,023,485	$4,737,255
Net realized gain (loss)	2,934,205	392,551
Change in net unrealized appreciation (depreciation)	3,898,727	5,485,884
Net increase (decrease) in net assets resulting from operations	13,856,417	10,615,690
Distributions to shareholders	(9,588,519)	–
Distributions to shareholders from net investment income	–	(4,573,579)
Distributions to shareholders from net realized gain	–	(992,287)
Total distributions	(9,588,519)	(5,565,866)
Share transactions - net increase (decrease)	58,712,635	20,903,404
Total increase (decrease) in net assets	62,980,533	25,953,228
Net Assets
Beginning of period	290,366,749	264,413,521
End of period	$353,347,282	$290,366,749
Other Information
Undistributed net investment income end of period		$427,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index Income Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.63	$11.36	$11.52	$11.32
Income from Investment Operations
Net investment income (loss)A	.25	.20	.17	.16	.17
Net realized and unrealized gain (loss)	.22	.27	.28	(.15)	.26
Total from investment operations	.47	.47	.45	.01	.43
Distributions from net investment income	(.25)	(.19)	(.17)	(.16)	(.16)
Distributions from net realized gain	(.10)	(.04)	(.01)	(.01)	(.07)
Total distributions	(.35)	(.24)B	(.18)	(.17)	(.23)
Net asset value, end of period	$11.98	$11.86	$11.63	$11.36	$11.52
Total ReturnC	4.09%	4.02%	4.02%	.10%	3.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.08%	.07%	.08%
Expenses net of all reductions	.12%	.12%	.08%	.07%	.08%
Net investment income (loss)	2.15%	1.69%	1.48%	1.39%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$167,641	$126,634	$118,421	$140,481	$244,260
Portfolio turnover rateE	51%	17%	52%	22%	20%F

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.043 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.61	$11.35	$11.48
Income from Investment Operations
Net investment income (loss)B	.26	.21	.18	.18
Net realized and unrealized gain (loss)	.22	.26	.27	(.15)
Total from investment operations	.48	.47	.45	.03
Distributions from net investment income	(.26)	(.20)	(.18)	(.15)
Distributions from net realized gain	(.10)	(.04)	(.01)	(.01)
Total distributions	(.36)	(.24)	(.19)	(.16)
Net asset value, end of period	$11.96	$11.84	$11.61	$11.35
Total ReturnC,D	4.16%	4.07%	4.00%	.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.09%	.05%G
Expenses net of fee waivers, if any	.06%	.07%	.03%	.01%G
Expenses net of all reductions	.06%	.07%	.03%	.01%G
Net investment income (loss)	2.21%	1.74%	1.54%	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$185,706	$163,733	$145,993	$108,865
Portfolio turnover rateF	51%	17%	52%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity U.S. Bond Index Fund Class F	42.8
Fidelity Total Market Index Fund Class F	18.8
Fidelity Series Treasury Bill Index Fund	18.7
Fidelity Series Inflation-Protected Bond Index Fund	8.6
Fidelity Series Global ex U.S. Index Fund	8.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.8%
International Equity Funds	8.1%
Bond Funds	45.8%
Inflation-Protected Bond Funds	8.6%
Short-Term Funds	18.7%

Fidelity Freedom® Index 2005 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 18.8%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $12,665,660)	305,876	24,629,144

International Equity Funds - 8.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $9,265,647)	865,248	10,573,328

Bond Funds - 45.8%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	449,104	3,983,556
Fidelity U.S. Bond Index Fund Class F (a)	4,852,228	55,946,192
TOTAL BOND FUNDS
(Cost $59,463,634)		59,929,748

Inflation-Protected Bond Funds - 8.6%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $11,414,906)	1,145,417	11,202,177

Short-Term Funds - 18.7%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $24,530,095)	2,453,175	24,507,215
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $117,339,942)		130,841,612
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,826)
NET ASSETS - 100%		$130,831,786

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$1,212,894	$63,617	$1,252,923	$--	$31,879	$(55,467)	$--
Fidelity Series Global ex U.S. Index Fund	11,171,164	3,826,373	3,783,339	257,960	35,122	(675,992)	10,573,328
Fidelity Series Government Money Market Fund 2.5%	27,224,733	1,940,164	29,164,897	196,273	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	5,796,442	6,864,302	1,539,022	185,125	(8,901)	89,356	11,202,177
Fidelity Series Long-Term Treasury Bond Index Fund	--	4,411,419	613,918	69,953	558	185,497	3,983,556
Fidelity Series Treasury Bill Index Fund	--	27,287,492	2,756,630	346,816	(767)	(22,880)	24,507,215
Fidelity Total Market Index Fund Class F	25,037,660	9,503,354	11,817,407	521,446	1,121,795	783,742	24,629,144
Fidelity U.S. Bond Index Fund Class F	42,778,527	22,167,567	10,000,043	1,342,341	(42,087)	1,042,228	55,946,192
	$113,221,420	$76,064,288	$60,928,179	$2,919,914	$1,137,599	$1,346,484	$130,841,612

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $117,339,942)	$130,841,612
Total Investment in Securities (cost $117,339,942)		$130,841,612
Cash		3
Receivable for investments sold		410,033
Receivable for fund shares sold		107,772
Receivable from investment adviser for expense reductions		3,804
Total assets		131,363,224
Liabilities
Payable for investments purchased	$304,908
Payable for fund shares redeemed	212,934
Transfer agent fees payable	13,596
Total liabilities		531,438
Net Assets		$130,831,786
Net Assets consist of:
Paid in capital		$117,131,039
Total distributable earnings (loss)		13,700,747
Net Assets		$130,831,786
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($66,875,355 ÷ 4,953,213 shares)		$13.50
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($63,956,431 ÷ 4,736,106 shares)		$13.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,668,735
Expenses
Transfer agent fees	$147,679
Independent trustees' fees and expenses	544
Total expenses before reductions	148,223
Expense reductions	(40,391)
Total expenses after reductions		107,832
Net investment income (loss)		2,560,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,137,599
Capital gain distributions from underlying funds:
Affiliated issuers	251,179
Total net realized gain (loss)		1,388,778
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,346,484
Total change in net unrealized appreciation (depreciation)		1,346,484
Net gain (loss)		2,735,262
Net increase (decrease) in net assets resulting from operations		$5,296,165

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,560,903	$1,789,880
Net realized gain (loss)	1,388,778	135,404
Change in net unrealized appreciation (depreciation)	1,346,484	3,048,242
Net increase (decrease) in net assets resulting from operations	5,296,165	4,973,526
Distributions to shareholders	(3,609,349)	–
Distributions to shareholders from net investment income	–	(1,657,960)
Distributions to shareholders from net realized gain	–	(480,582)
Total distributions	(3,609,349)	(2,138,542)
Share transactions - net increase (decrease)	15,933,338	19,616,925
Total increase (decrease) in net assets	17,620,154	22,451,909
Net Assets
Beginning of period	113,211,632	90,759,723
End of period	$130,831,786	$113,211,632
Other Information
Undistributed net investment income end of period		$335,631

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2005 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$12.94	$12.45	$12.71	$12.50
Income from Investment Operations
Net investment income (loss)A	.29	.23	.20	.20	.21
Net realized and unrealized gain (loss)	.26	.47	.52	(.25)	.39
Total from investment operations	.55	.70	.72	(.05)	.60
Distributions from net investment income	(.26)	(.21)	(.20)	(.20)	(.33)
Distributions from net realized gain	(.14)	(.07)	(.03)	–B	(.06)
Total distributions	(.41)C	(.28)	(.23)	(.21)D	(.39)
Net asset value, end of period	$13.50	$13.36	$12.94	$12.45	$12.71
Total ReturnE	4.25%	5.41%	5.84%	(.40)%	4.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.09%	.07%	.08%
Expenses net of all reductions	.12%	.12%	.09%	.07%	.08%
Net investment income (loss)	2.16%	1.74%	1.60%	1.58%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$66,875	$60,299	$43,767	$50,790	$74,516
Portfolio turnover rateG	52%	26%	52%	28%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.142 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.004 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$12.94	$12.45	$12.73
Income from Investment Operations
Net investment income (loss)B	.30	.24	.21	.21
Net realized and unrealized gain (loss)	.25	.46	.52	(.30)
Total from investment operations	.55	.70	.73	(.09)
Distributions from net investment income	(.27)	(.22)	(.21)	(.18)
Distributions from net realized gain	(.14)	(.07)	(.03)	–C
Total distributions	(.41)	(.28)D	(.24)	(.19)E
Net asset value, end of period	$13.50	$13.36	$12.94	$12.45
Total ReturnF,G	4.31%	5.45%	5.90%	(.73)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%	.10%	.09%	.05%J
Expenses net of fee waivers, if any	.06%	.07%	.03%	.01%J
Expenses net of all reductions	.06%	.07%	.03%	.01%J
Net investment income (loss)	2.22%	1.79%	1.66%	2.28%J
Supplemental Data
Net assets, end of period (000 omitted)	$63,956	$52,913	$46,992	$28,910
Portfolio turnover rateI	52%	26%	52%	28%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.066 per share.

 E Total distributions of $.19 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity U.S. Bond Index Fund Class F	39.2
Fidelity Total Market Index Fund Class F	25.3
Fidelity Series Treasury Bill Index Fund	14.6
Fidelity Series Global ex U.S. Index Fund	10.8
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund, 2.48%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.3%
International Equity Funds	10.8%
Bond Funds	42.2%
Inflation-Protected Bond Funds	7.1%
Short-Term Funds	14.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2010 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 25.3%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $62,743,808)	1,768,475	142,397,568

International Equity Funds - 10.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $51,176,824)	4,990,978	60,989,749

Bond Funds - 42.2%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,938,301	17,192,727
Fidelity U.S. Bond Index Fund Class F (a)	19,168,456	221,012,303
TOTAL BOND FUNDS
(Cost $236,301,100)		238,205,030

Inflation-Protected Bond Funds - 7.1%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $40,910,425)	4,111,391	40,209,406

Short-Term Funds - 14.6%
Fidelity Cash Central Fund, 2.48% (b)	5	5
Fidelity Series Treasury Bill Index Fund (a)	8,247,097	82,388,494
TOTAL SHORT-TERM FUNDS
(Cost $82,466,510)		82,388,499
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $473,598,667)		564,190,252
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38,646)
NET ASSETS - 100%		$564,151,606

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23
Total	$23

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$6,128,984	$160,916	$6,172,496	$--	$174,426	$(291,830)	$--
Fidelity Series Global ex U.S. Index Fund	69,890,623	13,951,346	18,335,057	1,589,549	433,292	(4,950,455)	60,989,749
Fidelity Series Government Money Market Fund 2.5%	104,377,971	5,402,970	109,780,941	756,877	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	24,063,708	21,908,160	6,006,895	705,230	(167,072)	411,505	40,209,406
Fidelity Series Long-Term Treasury Bond Index Fund	--	19,351,521	2,936,094	323,626	(5,883)	783,183	17,192,727
Fidelity Series Treasury Bill Index Fund	--	92,625,014	10,156,205	1,226,728	(2,304)	(78,011)	82,388,494
Fidelity Total Market Index Fund Class F	157,960,054	33,869,516	60,400,408	3,234,797	12,102,929	(1,134,523)	142,397,568
Fidelity U.S. Bond Index Fund Class F	196,531,759	62,860,516	41,993,015	5,822,259	(668,358)	4,281,401	221,012,303
	$558,953,099	$250,129,959	$255,781,111	$13,659,066	$11,867,030	$(978,730)	$564,190,247

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $5)	$5
Other affiliated issuers (cost $473,598,662)	564,190,247
Total Investment in Securities (cost $473,598,667)		$564,190,252
Cash		24
Receivable for investments sold		960,845
Receivable for fund shares sold		422,093
Receivable from investment adviser for expense reductions		17,623
Total assets		565,590,837
Liabilities
Payable for investments purchased	$1,234,770
Payable for fund shares redeemed	148,044
Transfer agent fees payable	56,417
Total liabilities		1,439,231
Net Assets		$564,151,606
Net Assets consist of:
Paid in capital		$472,391,642
Total distributable earnings (loss)		91,759,964
Net Assets		$564,151,606
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($254,371,020 ÷ 17,951,219 shares)		$14.17
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($309,780,586 ÷ 21,859,896 shares)		$14.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$12,475,481
Income from Fidelity Central Funds		23
Total income		12,475,504
Expenses
Transfer agent fees	$673,197
Independent trustees' fees and expenses	2,618
Total expenses before reductions	675,815
Expense reductions	(205,819)
Total expenses after reductions		469,996
Net investment income (loss)		12,005,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	11,867,030
Capital gain distributions from underlying funds:
Affiliated issuers	1,183,585
Total net realized gain (loss)		13,050,615
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(978,730)
Total change in net unrealized appreciation (depreciation)		(978,730)
Net gain (loss)		12,071,885
Net increase (decrease) in net assets resulting from operations		$24,077,393

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,005,508	$9,438,265
Net realized gain (loss)	13,050,615	3,283,824
Change in net unrealized appreciation (depreciation)	(978,730)	19,510,988
Net increase (decrease) in net assets resulting from operations	24,077,393	32,233,077
Distributions to shareholders	(25,813,763)	–
Distributions to shareholders from net investment income	–	(8,877,889)
Distributions to shareholders from net realized gain	–	(4,895,182)
Total distributions	(25,813,763)	(13,773,071)
Share transactions - net increase (decrease)	6,980,109	49,007,232
Total increase (decrease) in net assets	5,243,739	67,467,238
Net Assets
Beginning of period	558,907,867	491,440,629
End of period	$564,151,606	$558,907,867
Other Information
Undistributed net investment income end of period		$1,607,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2010 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.25	$13.72	$13.03	$13.36	$13.08
Income from Investment Operations
Net investment income (loss)A	.30	.25	.23	.20	.23
Net realized and unrealized gain (loss)	.29	.65	.71	(.30)	.46
Total from investment operations	.59	.90	.94	(.10)	.69
Distributions from net investment income	(.30)	(.24)	(.22)	(.23)	(.35)
Distributions from net realized gain	(.37)	(.14)	(.02)	–B	(.05)
Total distributions	(.67)	(.37)C	(.25)D	(.23)	(.41)E
Net asset value, end of period	$14.17	$14.25	$13.72	$13.03	$13.36
Total ReturnF	4.43%	6.62%	7.24%	(.72)%	5.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.09%	.08%	.08%
Expenses net of all reductions	.12%	.12%	.09%	.08%	.08%
Net investment income (loss)	2.13%	1.77%	1.70%	1.52%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$254,371	$239,660	$205,267	$232,187	$480,861
Portfolio turnover rateH	45%	22%	36%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.137 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.024 per share.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.055 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.25	$13.73	$13.03	$13.43
Income from Investment Operations
Net investment income (loss)B	.31	.26	.24	.27
Net realized and unrealized gain (loss)	.29	.64	.71	(.46)
Total from investment operations	.60	.90	.95	(.19)
Distributions from net investment income	(.31)	(.24)	(.23)	(.21)
Distributions from net realized gain	(.37)	(.14)	(.02)	–C
Total distributions	(.68)	(.38)	(.25)	(.21)
Net asset value, end of period	$14.17	$14.25	$13.73	$13.03
Total ReturnD,E	4.49%	6.59%	7.39%	(1.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.06%	.07%	.04%	.02%H
Expenses net of all reductions	.06%	.07%	.04%	.02%H
Net investment income (loss)	2.19%	1.82%	1.75%	2.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$309,781	$319,248	$286,173	$215,392
Portfolio turnover rateG	45%	22%	36%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity U.S. Bond Index Fund Class F	35.4
Fidelity Total Market Index Fund Class F	31.7
Fidelity Series Global ex U.S. Index Fund	13.5
Fidelity Series Treasury Bill Index Fund	10.4
Fidelity Series Inflation-Protected Bond Index Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund, 2.48%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.7%
International Equity Funds	13.5%
Bond Funds	38.5%
Inflation-Protected Bond Funds	5.9%
Short-Term Funds	10.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2015 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 31.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $205,627,150)	5,191,249	417,999,393

International Equity Funds - 13.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $155,370,946)	14,624,286	178,708,770

Bond Funds - 38.5%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,544,597	40,310,575
Fidelity U.S. Bond Index Fund Class F (a)	40,498,897	466,952,280
TOTAL BOND FUNDS
(Cost $503,869,168)		507,262,855

Inflation-Protected Bond Funds - 5.9%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $79,122,685)	7,933,466	77,589,300

Short-Term Funds - 10.4%
Fidelity Cash Central Fund, 2.48% (b)	13	13
Fidelity Series Treasury Bill Index Fund (a)	13,793,274	137,794,811
TOTAL SHORT-TERM FUNDS
(Cost $137,925,567)		137,794,824
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,081,915,516)		1,319,355,142
NET OTHER ASSETS (LIABILITIES) - 0.0%		(95,075)
NET ASSETS - 100%		$1,319,260,067

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37
Total	$37

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$13,941,549	$815,494	$14,465,739	$--	$370,610	$(661,914)	$--
Fidelity Series Global ex U.S. Index Fund	181,915,405	44,518,228	35,507,423	4,520,754	(515,537)	(11,701,903)	178,708,770
Fidelity Series Government Money Market Fund 2.5%	159,390,236	13,574,275	172,964,511	1,192,251	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	41,930,197	43,818,028	8,653,438	1,324,878	(79,149)	573,662	77,589,300
Fidelity Series Long-Term Treasury Bond Index Fund	--	44,414,381	5,962,036	743,467	(4,041)	1,862,271	40,310,575
Fidelity Series Treasury Bill Index Fund	--	150,872,379	12,942,632	2,001,900	(4,192)	(130,744)	137,794,811
Fidelity Total Market Index Fund Class F	412,852,646	105,243,672	130,582,020	9,096,126	13,812,804	16,672,291	417,999,393
Fidelity U.S. Bond Index Fund Class F	387,717,936	142,233,147	70,879,751	11,952,417	(1,520,786)	9,401,734	466,952,280
	$1,197,747,969	$545,489,604	$451,957,550	$30,831,793	$12,059,709	$16,015,397	$1,319,355,129

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $13)	$13
Other affiliated issuers (cost $1,081,915,503)	1,319,355,129
Total Investment in Securities (cost $1,081,915,516)		$1,319,355,142
Cash		30
Receivable for investments sold		2,039,226
Receivable for fund shares sold		1,287,710
Receivable from investment adviser for expense reductions		42,878
Total assets		1,322,724,986
Liabilities
Payable for investments purchased	$2,112,910
Payable for fund shares redeemed	1,213,465
Transfer agent fees payable	138,544
Total liabilities		3,464,919
Net Assets		$1,319,260,067
Net Assets consist of:
Paid in capital		$1,080,557,864
Total distributable earnings (loss)		238,702,203
Net Assets		$1,319,260,067
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($721,922,090 ÷ 47,840,758 shares)		$15.09
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($597,337,977 ÷ 39,602,326 shares)		$15.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$28,030,330
Income from Fidelity Central Funds		37
Total income		28,030,367
Expenses
Transfer agent fees	$1,583,007
Independent trustees' fees and expenses	5,845
Total expenses before reductions	1,588,852
Expense reductions	(482,151)
Total expenses after reductions		1,106,701
Net investment income (loss)		26,923,666
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	12,059,709
Capital gain distributions from underlying funds:
Affiliated issuers	2,801,463
Total net realized gain (loss)		14,861,172
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	16,015,397
Total change in net unrealized appreciation (depreciation)		16,015,397
Net gain (loss)		30,876,569
Net increase (decrease) in net assets resulting from operations		$57,800,235

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,923,666	$20,647,350
Net realized gain (loss)	14,861,172	2,325,860
Change in net unrealized appreciation (depreciation)	16,015,397	59,059,272
Net increase (decrease) in net assets resulting from operations	57,800,235	82,032,482
Distributions to shareholders	(39,581,607)	–
Distributions to shareholders from net investment income	–	(19,558,222)
Distributions to shareholders from net realized gain	–	(3,080,301)
Total distributions	(39,581,607)	(22,638,523)
Share transactions - net increase (decrease)	103,392,576	101,046,987
Total increase (decrease) in net assets	121,611,204	160,440,946
Net Assets
Beginning of period	1,197,648,863	1,037,207,917
End of period	$1,319,260,067	$1,197,648,863
Other Information
Undistributed net investment income end of period		$2,842,220

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2015 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$14.11	$13.22	$13.62	$13.31
Income from Investment Operations
Net investment income (loss)A	.32	.27	.25	.23	.25
Net realized and unrealized gain (loss)	.33	.83	.89	(.38)	.52
Total from investment operations	.65	1.10	1.14	(.15)	.77
Distributions from net investment income	(.31)	(.25)	(.24)	(.25)	(.41)
Distributions from net realized gain	(.17)	(.04)	(.01)	–B	(.05)
Total distributions	(.48)	(.29)	(.25)	(.25)	(.46)
Net asset value, end of period	$15.09	$14.92	$14.11	$13.22	$13.62
Total ReturnC	4.55%	7.82%	8.71%	(1.10)%	5.87%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.12%	.12%	.10%	.08%	.08%
Net investment income (loss)	2.12%	1.81%	1.80%	1.70%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$721,922	$637,221	$516,456	$577,905	$910,801
Portfolio turnover rateE	36%	17%	29%	22%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$14.10	$13.21	$13.72
Income from Investment Operations
Net investment income (loss)B	.33	.27	.25	.28
Net realized and unrealized gain (loss)	.31	.85	.90	(.56)
Total from investment operations	.64	1.12	1.15	(.28)
Distributions from net investment income	(.32)	(.26)	(.25)	(.23)
Distributions from net realized gain	(.17)	(.04)	(.01)	–C
Total distributions	(.48)D	(.30)	(.26)	(.23)
Net asset value, end of period	$15.08	$14.92	$14.10	$13.21
Total ReturnE,F	4.55%	7.94%	8.79%	(2.03)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.06%	.07%	.04%	.02%I
Expenses net of all reductions	.06%	.07%	.04%	.02%I
Net investment income (loss)	2.18%	1.86%	1.85%	2.84%I
Supplemental Data
Net assets, end of period (000 omitted)	$597,338	$560,428	$520,752	$330,221
Portfolio turnover rateH	36%	17%	29%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $.169 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Total Market Index Fund Class F	37.1
Fidelity U.S. Bond Index Fund Class F	32.2
Fidelity Series Global ex U.S. Index Fund	15.8
Fidelity Series Treasury Bill Index Fund	7.0
Fidelity Series Inflation-Protected Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund, 2.48%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.1%
International Equity Funds	15.8%
Bond Funds	35.3%
Inflation-Protected Bond Funds	4.8%
Short-Term Funds	7.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2020 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $977,657,303)	20,758,224	1,671,452,164

International Equity Funds - 15.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $642,616,130)	58,351,768	713,058,609

Bond Funds - 35.3%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,553,048	137,955,533
Fidelity U.S. Bond Index Fund Class F (a)	125,613,557	1,448,324,317
TOTAL BOND FUNDS
(Cost $1,578,649,495)		1,586,279,850

Inflation-Protected Bond Funds - 4.8%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $216,745,731)	21,924,737	214,423,927

Short-Term Funds - 7.0%
Fidelity Cash Central Fund, 2.48% (b)	1	1
Fidelity Series Treasury Bill Index Fund (a)	31,551,832	315,202,799
TOTAL SHORT-TERM FUNDS
(Cost $315,499,428)		315,202,800
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,731,168,087)		4,500,417,350
NET OTHER ASSETS (LIABILITIES) - 0.0%		(292,421)
NET ASSETS - 100%		$4,500,124,929

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$160
Total	$160

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$47,482,685	$2,113,609	$48,633,352	$--	$1,293,723	$(2,256,665)	$--
Fidelity Series Global ex U.S. Index Fund	678,623,098	158,901,926	78,193,338	17,582,157	(1,551,472)	(44,721,605)	713,058,609
Fidelity Series Government Money Market Fund 2.5%	366,497,885	25,183,237	391,681,122	2,706,667	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	106,069,446	124,631,238	17,605,812	3,599,790	(611,487)	1,940,542	214,423,927
Fidelity Series Long-Term Treasury Bond Index Fund	--	148,610,064	16,986,041	2,480,809	(108,437)	6,439,947	137,955,533
Fidelity Series Treasury Bill Index Fund	--	336,928,665	21,421,841	4,484,447	(7,398)	(296,627)	315,202,799
Fidelity Total Market Index Fund Class F	1,544,841,749	360,418,757	347,904,949	35,131,418	14,787,379	99,309,228	1,671,452,164
Fidelity U.S. Bond Index Fund Class F	1,199,342,406	402,987,403	178,161,996	36,458,214	(4,965,119)	29,121,623	1,448,324,317
	$3,942,857,269	$1,559,774,899	$1,100,588,451	$102,443,502	$8,837,189	$89,536,443	$4,500,417,349

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1)	$1
Other affiliated issuers (cost $3,731,168,086)	4,500,417,349
Total Investment in Securities (cost $3,731,168,087)		$4,500,417,350
Cash		158
Receivable for investments sold		3,066,213
Receivable for fund shares sold		5,160,404
Receivable from investment adviser for expense reductions		156,951
Total assets		4,508,801,076
Liabilities
Payable for investments purchased	$5,755,285
Payable for fund shares redeemed	2,469,751
Transfer agent fees payable	451,111
Total liabilities		8,676,147
Net Assets		$4,500,124,929
Net Assets consist of:
Paid in capital		$3,729,302,225
Total distributable earnings (loss)		770,822,704
Net Assets		$4,500,124,929
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,971,676,075 ÷ 123,122,640 shares)		$16.01
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,528,448,854 ÷ 157,931,248 shares)		$16.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$92,839,715
Income from Fidelity Central Funds		160
Total income		92,839,875
Expenses
Transfer agent fees	$5,020,215
Independent trustees' fees and expenses	19,329
Total expenses before reductions	5,039,544
Expense reductions	(1,709,914)
Total expenses after reductions		3,329,630
Net investment income (loss)		89,510,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	8,837,189
Capital gain distributions from underlying funds:
Affiliated issuers	9,603,787
Total net realized gain (loss)		18,440,976
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	89,536,443
Total change in net unrealized appreciation (depreciation)		89,536,443
Net gain (loss)		107,977,419
Net increase (decrease) in net assets resulting from operations		$197,487,664

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,510,245	$69,254,977
Net realized gain (loss)	18,440,976	6,838,412
Change in net unrealized appreciation (depreciation)	89,536,443	219,825,684
Net increase (decrease) in net assets resulting from operations	197,487,664	295,919,073
Distributions to shareholders	(98,529,776)	–
Distributions to shareholders from net investment income	–	(66,426,677)
Distributions to shareholders from net realized gain	–	(5,015,590)
Total distributions	(98,529,776)	(71,442,267)
Share transactions - net increase (decrease)	458,613,878	428,000,426
Total increase (decrease) in net assets	557,571,766	652,477,232
Net Assets
Beginning of period	3,942,553,163	3,290,075,931
End of period	$4,500,124,929	$3,942,553,163
Other Information
Undistributed net investment income end of period		$8,069,799

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2020 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.69	$14.70	$13.65	$14.10	$13.72
Income from Investment Operations
Net investment income (loss)A	.33	.29	.27	.23	.26
Net realized and unrealized gain (loss)	.36	.99	1.04	(.42)	.57
Total from investment operations	.69	1.28	1.31	(.19)	.83
Distributions from net investment income	(.32)	(.27)	(.25)	(.26)	(.41)
Distributions from net realized gain	(.05)	(.02)	(.01)	–B	(.04)
Total distributions	(.37)	(.29)	(.26)	(.26)	(.45)
Net asset value, end of period	$16.01	$15.69	$14.70	$13.65	$14.10
Total ReturnC	4.59%	8.72%	9.68%	(1.34)%	6.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	2.12%	1.86%	1.88%	1.69%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,971,676	$1,638,441	$1,295,896	$1,410,489	$2,458,061
Portfolio turnover rateE	26%	11%	20%	16%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.69	$14.70	$13.65	$14.24
Income from Investment Operations
Net investment income (loss)B	.34	.30	.27	.32
Net realized and unrealized gain (loss)	.36	.99	1.05	(.67)
Total from investment operations	.70	1.29	1.32	(.35)
Distributions from net investment income	(.33)	(.28)	(.26)	(.24)
Distributions from net realized gain	(.05)	(.02)	(.01)	–C
Total distributions	(.38)	(.30)	(.27)	(.24)
Net asset value, end of period	$16.01	$15.69	$14.70	$13.65
Total ReturnD,E	4.65%	8.77%	9.75%	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.06%	.07%	.05%	.02%H
Expenses net of all reductions	.06%	.07%	.05%	.02%H
Net investment income (loss)	2.18%	1.91%	1.93%	3.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,528,449	$2,304,112	$1,994,180	$1,249,900
Portfolio turnover rateG	26%	11%	20%	16%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Total Market Index Fund Class F	41.7
Fidelity U.S. Bond Index Fund Class F	29.6
Fidelity Series Global ex U.S. Index Fund	17.8
Fidelity Series Inflation-Protected Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund, 2.48%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.7%
International Equity Funds	17.8%
Bond Funds	32.7%
Inflation-Protected Bond Funds	4.0%
Short-Term Funds	3.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2025 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 41.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,353,770,613)	24,689,697	1,988,014,399

International Equity Funds - 17.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $788,622,759)	69,371,964	847,725,401

Bond Funds - 32.7%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,495,161	146,312,082
Fidelity U.S. Bond Index Fund Class F (a)	122,392,377	1,411,184,110
TOTAL BOND FUNDS
(Cost $1,546,559,975)		1,557,496,192

Inflation-Protected Bond Funds - 4.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $191,698,605)	19,564,056	191,336,468

Short-Term Funds - 3.8%
Fidelity Cash Central Fund, 2.48% (b)	24	24
Fidelity Series Treasury Bill Index Fund (a)	17,892,808	178,749,152
TOTAL SHORT-TERM FUNDS
(Cost $178,912,140)		178,749,176
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,059,564,092)		4,763,321,636
NET OTHER ASSETS (LIABILITIES) - 0.0%		(316,797)
NET ASSETS - 100%		$4,763,004,839

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97
Total	$97

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$46,124,245	$3,949,789	$49,023,505	$--	$1,040,826	$(2,091,355)	$--
Fidelity Series Global ex U.S. Index Fund	685,349,266	263,616,523	52,328,891	19,979,911	(2,204,514)	(46,706,983)	847,725,401
Fidelity Series Government Money Market Fund 2.5%	213,104,497	24,410,358	237,514,855	1,594,819	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	67,903,098	135,875,367	13,615,842	3,063,470	(577,386)	1,751,231	191,336,468
Fidelity Series Long-Term Treasury Bond Index Fund	--	156,651,755	17,108,338	2,517,512	(103,667)	6,872,332	146,312,082
Fidelity Series Treasury Bill Index Fund	--	187,039,820	8,124,577	2,410,728	(3,126)	(162,965)	178,749,152
Fidelity Total Market Index Fund Class F	1,561,728,775	579,267,466	278,190,635	39,309,532	1,297,584	123,911,209	1,988,014,399
Fidelity U.S. Bond Index Fund Class F	1,043,505,486	490,175,659	146,993,414	33,668,795	(4,517,125)	29,013,504	1,411,184,110
	$3,617,715,367	$1,840,986,737	$802,900,057	$102,544,767	$(5,067,408)	$112,586,973	$4,763,321,612

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $24)	$24
Other affiliated issuers (cost $4,059,564,068)	4,763,321,612
Total Investment in Securities (cost $4,059,564,092)		$4,763,321,636
Cash		96
Receivable for investments sold		811,520
Receivable for fund shares sold		10,684,390
Receivable from investment adviser for expense reductions		169,981
Total assets		4,774,987,623
Liabilities
Payable for investments purchased	$8,895,660
Payable for fund shares redeemed	2,599,210
Transfer agent fees payable	487,914
Total liabilities		11,982,784
Net Assets		$4,763,004,839
Net Assets consist of:
Paid in capital		$4,063,936,579
Total distributable earnings (loss)		699,068,260
Net Assets		$4,763,004,839
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,382,205,838 ÷ 139,739,321 shares)		$17.05
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,380,799,001 ÷ 139,630,525 shares)		$17.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$92,490,740
Income from Fidelity Central Funds		97
Total income		92,490,837
Expenses
Transfer agent fees	$5,116,486
Independent trustees' fees and expenses	18,867
Total expenses before reductions	5,135,353
Expense reductions	(1,752,241)
Total expenses after reductions		3,383,112
Net investment income (loss)		89,107,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(5,067,408)
Capital gain distributions from underlying funds:
Affiliated issuers	10,054,027
Total net realized gain (loss)		4,986,619
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	112,586,973
Total change in net unrealized appreciation (depreciation)		112,586,973
Net gain (loss)		117,573,592
Net increase (decrease) in net assets resulting from operations		$206,681,317

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,107,725	$61,864,354
Net realized gain (loss)	4,986,619	8,148,696
Change in net unrealized appreciation (depreciation)	112,586,973	204,023,909
Net increase (decrease) in net assets resulting from operations	206,681,317	274,036,959
Distributions to shareholders	(91,659,489)	–
Distributions to shareholders from net investment income	–	(59,481,033)
Distributions to shareholders from net realized gain	–	(3,473,804)
Total distributions	(91,659,489)	(62,954,837)
Share transactions - net increase (decrease)	1,030,551,053	722,009,775
Total increase (decrease) in net assets	1,145,572,881	933,091,897
Net Assets
Beginning of period	3,617,431,958	2,684,340,061
End of period	$4,763,004,839	$3,617,431,958
Other Information
Undistributed net investment income end of period		$6,368,015

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2025 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.67	$15.50	$14.27	$14.80	$14.36
Income from Investment Operations
Net investment income (loss)A	.36	.31	.29	.27	.30
Net realized and unrealized gain (loss)	.38	1.17	1.22	(.52)	.65
Total from investment operations	.74	1.48	1.51	(.25)	.95
Distributions from net investment income	(.34)	(.29)	(.27)	(.27)	(.48)B
Distributions from net realized gain	(.03)	(.02)	(.01)	–C	(.03)B
Total distributions	(.36)D	(.31)	(.28)	(.28)E	(.51)
Net asset value, end of period	$17.05	$16.67	$15.50	$14.27	$14.80
Total ReturnF	4.64%	9.53%	10.67%	(1.72)%	6.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	2.13%	1.91%	1.97%	1.84%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$2,382,206	$1,761,022	$1,227,802	$1,179,785	$1,723,943
Portfolio turnover rateH	19%	9%	18%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.335 per share.

 E Total distributions of $.28 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.003 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.67	$15.50	$14.27	$15.00
Income from Investment Operations
Net investment income (loss)B	.37	.32	.30	.33
Net realized and unrealized gain (loss)	.38	1.17	1.22	(.79)
Total from investment operations	.75	1.49	1.52	(.46)
Distributions from net investment income	(.34)	(.30)	(.28)	(.27)
Distributions from net realized gain	(.03)	(.02)	(.01)	–C
Total distributions	(.37)	(.32)	(.29)	(.27)
Net asset value, end of period	$17.05	$16.67	$15.50	$14.27
Total ReturnD,E	4.70%	9.58%	10.74%	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.05%	.07%	.05%	.02%H
Expenses net of all reductions	.05%	.07%	.05%	.02%H
Net investment income (loss)	2.19%	1.96%	2.02%	3.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,380,799	$1,856,410	$1,456,538	$792,922
Portfolio turnover rateG	19%	9%	18%	17%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Total Market Index Fund Class F	49.5
Fidelity U.S. Bond Index Fund Class F	25.0
Fidelity Series Global ex U.S. Index Fund	21.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Inflation-Protected Bond Index Fund	1.3
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.5%
International Equity Funds	21.1%
Bond Funds	28.1%
Inflation-Protected Bond Funds	1.3%

Fidelity Freedom® Index 2030 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,942,713,412)	35,462,912	2,855,473,703

International Equity Funds - 21.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,142,374,865)	99,859,589	1,220,284,176

Bond Funds - 28.1%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,077,756	178,089,695
Fidelity U.S. Bond Index Fund Class F (a)	125,179,411	1,443,318,609
TOTAL BOND FUNDS
(Cost $1,605,866,301)		1,621,408,304

Inflation-Protected Bond Funds - 1.3%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $72,412,418)	7,489,868	73,250,907
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,763,366,996)		5,770,417,090
NET OTHER ASSETS (LIABILITIES) - 0.0%		(350,504)
NET ASSETS - 100%		$5,770,066,586

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$156
Total	$156

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$59,460,652	$3,907,202	$62,061,527	$--	$1,392,663	$(2,698,990)	$--
Fidelity Series Global ex U.S. Index Fund	1,016,892,451	349,219,073	72,008,373	29,213,228	(2,839,557)	(70,979,418)	1,220,284,176
Fidelity Series Inflation-Protected Bond Index Fund	47,485,726	60,993,525	36,225,849	690,416	(974,409)	1,971,914	73,250,907
Fidelity Series Long-Term Treasury Bond Index Fund	--	190,589,087	20,725,170	3,062,294	(198,988)	8,424,766	178,089,695
Fidelity Total Market Index Fund Class F	2,318,668,430	709,177,146	346,842,738	57,601,169	748,873	173,721,992	2,855,473,703
Fidelity U.S. Bond Index Fund Class F	1,057,327,370	520,995,967	160,177,404	34,145,187	(5,626,202)	30,798,878	1,443,318,609
	$4,499,834,629	$1,834,882,000	$698,041,061	$124,712,294	$(7,497,620)	$141,239,142	$5,770,417,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $4,763,366,996)	$5,770,417,090
Total Investment in Securities (cost $4,763,366,996)		$5,770,417,090
Cash		157
Receivable for investments sold		5,488,571
Receivable for fund shares sold		8,531,865
Receivable from investment adviser for expense reductions		222,793
Total assets		5,784,660,476
Liabilities
Payable for investments purchased	$12,545,430
Payable for fund shares redeemed	1,473,941
Transfer agent fees payable	574,519
Total liabilities		14,593,890
Net Assets		$5,770,066,586
Net Assets consist of:
Paid in capital		$4,765,349,578
Total distributable earnings (loss)		1,004,717,008
Net Assets		$5,770,066,586
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,500,478,726 ÷ 138,963,209 shares)		$17.99
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,269,587,860 ÷ 181,690,804 shares)		$18.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$113,197,925
Income from Fidelity Central Funds		156
Total income		113,198,081
Expenses
Transfer agent fees	$6,077,373
Independent trustees' fees and expenses	23,077
Total expenses before reductions	6,100,450
Expense reductions	(2,289,868)
Total expenses after reductions		3,810,582
Net investment income (loss)		109,387,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(7,497,620)
Capital gain distributions from underlying funds:
Affiliated issuers	11,514,369
Total net realized gain (loss)		4,016,749
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	141,239,142
Total change in net unrealized appreciation (depreciation)		141,239,142
Net gain (loss)		145,255,891
Net increase (decrease) in net assets resulting from operations		$254,643,390

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,387,499	$77,497,934
Net realized gain (loss)	4,016,749	10,848,890
Change in net unrealized appreciation (depreciation)	141,239,142	315,081,052
Net increase (decrease) in net assets resulting from operations	254,643,390	403,427,876
Distributions to shareholders	(109,066,308)	–
Distributions to shareholders from net investment income	–	(75,072,440)
Distributions to shareholders from net realized gain	–	(3,357,942)
Total distributions	(109,066,308)	(78,430,382)
Share transactions - net increase (decrease)	1,124,986,747	815,123,759
Total increase (decrease) in net assets	1,270,563,829	1,140,121,253
Net Assets
Beginning of period	4,499,502,757	3,359,381,504
End of period	$5,770,066,586	$4,499,502,757
Other Information
Undistributed net investment income end of period		$5,848,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2030 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$17.57	$16.07	$14.49	$15.15	$14.62
Income from Investment Operations
Net investment income (loss)A	.38	.33	.31	.26	.30
Net realized and unrealized gain (loss)	.41	1.50	1.57	(.63)	.73
Total from investment operations	.79	1.83	1.88	(.37)	1.03
Distributions from net investment income	(.36)	(.31)	(.29)	(.29)	(.48)
Distributions from net realized gain	(.01)	(.01)	(.01)	–B	(.02)
Total distributions	(.37)	(.33)C	(.30)	(.29)	(.50)
Net asset value, end of period	$17.99	$17.57	$16.07	$14.49	$15.15
Total ReturnD	4.71%	11.35%	13.07%	(2.44)%	7.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	2.14%	1.92%	2.03%	1.75%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$2,500,479	$1,856,566	$1,333,880	$1,315,200	$2,224,676
Portfolio turnover rateF	14%	9%	13%	13%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.014 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$17.57	$16.07	$14.49	$15.44
Income from Investment Operations
Net investment income (loss)B	.39	.34	.32	.38
Net realized and unrealized gain (loss)	.42	1.49	1.57	(1.04)
Total from investment operations	.81	1.83	1.89	(.66)
Distributions from net investment income	(.37)	(.32)	(.30)	(.29)
Distributions from net realized gain	(.01)	(.01)	(.01)	–C
Total distributions	(.38)	(.33)	(.31)	(.29)
Net asset value, end of period	$18.00	$17.57	$16.07	$14.49
Total ReturnD,E	4.82%	11.39%	13.13%	(4.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.05%	.07%	.05%	.02%H
Expenses net of all reductions	.05%	.07%	.05%	.02%H
Net investment income (loss)	2.20%	1.97%	2.08%	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,269,588	$2,642,936	$2,025,502	$1,165,165
Portfolio turnover rateG	14%	9%	13%	13%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Total Market Index Fund Class F	59.3
Fidelity Series Global ex U.S. Index Fund	25.3
Fidelity U.S. Bond Index Fund Class F	12.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund, 2.48%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	59.3%
International Equity Funds	25.3%
Bond Funds	15.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2035 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 59.3%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,745,565,207)	29,583,435	2,382,058,169

International Equity Funds - 25.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $965,586,071)	83,298,670	1,017,909,745

Bond Funds - 15.4%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,913,004	123,408,346
Fidelity U.S. Bond Index Fund Class F (a)	42,936,289	495,055,418
TOTAL BOND FUNDS
(Cost $609,464,211)		618,463,764

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 2.48% (b)
(Cost $3)	3	3
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,320,615,492)		4,018,431,681
NET OTHER ASSETS (LIABILITIES) - 0.0%		(257,036)
NET ASSETS - 100%		$4,018,174,645

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49
Total	$49

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$39,049,622	$3,503,344	$41,680,814	$--	$851,714	$(1,723,866)	$--
Fidelity Series Global ex U.S. Index Fund	763,524,116	355,116,738	42,755,385	23,623,053	(4,710,660)	(53,265,064)	1,017,909,745
Fidelity Series Inflation-Protected Bond Index Fund	6,235,479	1,625,131	7,899,562	8,031	(44,589)	83,541	--
Fidelity Series Long-Term Treasury Bond Index Fund	--	135,528,201	17,837,795	2,082,070	(180,954)	5,898,894	123,408,346
Fidelity Total Market Index Fund Class F	1,745,523,415	658,630,262	158,912,850	46,125,362	(2,236,234)	139,053,576	2,382,058,169
Fidelity U.S. Bond Index Fund Class F	359,317,454	212,290,496	85,078,873	11,189,664	(1,959,897)	10,486,238	495,055,418
	$2,913,650,086	$1,366,694,172	$354,165,279	$83,028,180	$(8,280,620)	$100,533,319	$4,018,431,678

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $3)	$3
Other affiliated issuers (cost $3,320,615,489)	4,018,431,678
Total Investment in Securities (cost $3,320,615,492)		$4,018,431,681
Cash		50
Receivable for investments sold		3,723,289
Receivable for fund shares sold		7,695,864
Receivable from investment adviser for expense reductions		152,762
Total assets		4,030,003,646
Liabilities
Payable for investments purchased	$10,128,249
Payable for fund shares redeemed	1,290,179
Transfer agent fees payable	410,573
Total liabilities		11,829,001
Net Assets		$4,018,174,645
Net Assets consist of:
Paid in capital		$3,325,685,711
Total distributable earnings (loss)		692,488,934
Net Assets		$4,018,174,645
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,003,135,388 ÷ 105,045,238 shares)		$19.07
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,015,039,257 ÷ 105,631,547 shares)		$19.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$74,188,706
Income from Fidelity Central Funds		49
Total income		74,188,755
Expenses
Transfer agent fees	$4,202,054
Independent trustees' fees and expenses	15,423
Total expenses before reductions	4,217,477
Expense reductions	(1,528,339)
Total expenses after reductions		2,689,138
Net investment income (loss)		71,499,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(8,280,620)
Capital gain distributions from underlying funds:
Affiliated issuers	8,839,474
Total net realized gain (loss)		558,854
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	100,533,319
Total change in net unrealized appreciation (depreciation)		100,533,319
Net gain (loss)		101,092,173
Net increase (decrease) in net assets resulting from operations		$172,591,790

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,499,617	$48,018,384
Net realized gain (loss)	558,854	7,779,322
Change in net unrealized appreciation (depreciation)	100,533,319	230,704,670
Net increase (decrease) in net assets resulting from operations	172,591,790	286,502,376
Distributions to shareholders	(71,688,773)	–
Distributions to shareholders from net investment income	–	(46,982,742)
Distributions to shareholders from net realized gain	–	(2,454,277)
Total distributions	(71,688,773)	(49,437,019)
Share transactions - net increase (decrease)	1,003,843,494	609,809,287
Total increase (decrease) in net assets	1,104,746,511	846,874,644
Net Assets
Beginning of period	2,913,428,134	2,066,553,490
End of period	$4,018,174,645	$2,913,428,134
Other Information
Undistributed net investment income end of period		$1,397,272

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2035 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.63	$16.79	$14.91	$15.67	$15.11
Income from Investment Operations
Net investment income (loss)A	.39	.34	.32	.27	.31
Net realized and unrealized gain (loss)	.43	1.84	1.87	(.73)	.77
Total from investment operations	.82	2.18	2.19	(.46)	1.08
Distributions from net investment income	(.37)	(.32)	(.30)	(.30)	(.51)
Distributions from net realized gain	(.01)	(.02)	(.01)	–B	(.01)
Total distributions	(.38)	(.34)	(.31)	(.30)	(.52)
Net asset value, end of period	$19.07	$18.63	$16.79	$14.91	$15.67
Total ReturnC	4.63%	12.96%	14.81%	(2.93)%	7.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	2.08%	1.89%	2.02%	1.79%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$2,003,135	$1,390,826	$936,458	$880,845	$1,282,091
Portfolio turnover rateE	10%	7%	13%	11%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$18.64	$16.80	$14.92	$16.03
Income from Investment Operations
Net investment income (loss)B	.40	.35	.33	.39
Net realized and unrealized gain (loss)	.43	1.84	1.87	(1.20)
Total from investment operations	.83	2.19	2.20	(.81)
Distributions from net investment income	(.38)	(.33)	(.31)	(.30)
Distributions from net realized gain	(.01)	(.02)	(.01)	–C
Total distributions	(.39)	(.35)	(.32)	(.30)
Net asset value, end of period	$19.08	$18.64	$16.80	$14.92
Total ReturnD,E	4.69%	13.00%	14.87%	(5.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.05%	.07%	.05%	.01%H
Expenses net of all reductions	.05%	.07%	.05%	.01%H
Net investment income (loss)	2.14%	1.94%	2.07%	3.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,015,039	$1,522,603	$1,130,096	$581,231
Portfolio turnover rateG	10%	7%	13%	11%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Total Market Index Fund Class F	63.0
Fidelity Series Global ex U.S. Index Fund	26.9
Fidelity U.S. Bond Index Fund Class F	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.0%
International Equity Funds	26.9%
Bond Funds	10.1%

Fidelity Freedom® Index 2040 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,879,557,936)	32,361,032	2,605,710,296

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,053,308,620)	91,172,667	1,114,129,989

Bond Funds - 10.1%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,169,068	125,679,631
Fidelity U.S. Bond Index Fund Class F (a)	25,238,228	290,996,773
TOTAL BOND FUNDS
(Cost $409,653,540)		416,676,404
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,342,520,096)		4,136,516,689
NET OTHER ASSETS (LIABILITIES) - 0.0%		(249,250)
NET ASSETS - 100%		$4,136,267,439

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50
Total	$50

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$43,562,265	$2,375,024	$44,984,770	$--	$980,541	$(1,933,060)	$--
Fidelity Series Global ex U.S. Index Fund	866,105,013	360,782,216	46,673,803	26,079,334	(5,746,474)	(60,336,963)	1,114,129,989
Fidelity Series Long-Term Treasury Bond Index Fund	--	139,946,872	20,179,574	2,180,970	(13,756)	5,926,089	125,679,631
Fidelity Total Market Index Fund Class F	1,981,539,621	591,069,031	113,469,650	51,103,342	(1,951,235)	148,522,529	2,605,710,296
Fidelity U.S. Bond Index Fund Class F	320,248,391	96,423,007	129,727,011	7,917,278	(4,125,893)	8,178,279	290,996,773
	$3,211,455,290	$1,190,596,150	$355,034,808	$87,280,924	$(10,856,817)	$100,356,874	$4,136,516,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,342,520,096)	$4,136,516,689
Total Investment in Securities (cost $3,342,520,096)		$4,136,516,689
Cash		58
Receivable for investments sold		2,736,968
Receivable for fund shares sold		8,378,222
Receivable from investment adviser for expense reductions		160,296
Total assets		4,147,792,233
Liabilities
Payable for investments purchased	$8,977,087
Payable for fund shares redeemed	2,138,412
Transfer agent fees payable	409,295
Total liabilities		11,524,794
Net Assets		$4,136,267,439
Net Assets consist of:
Paid in capital		$3,350,040,724
Total distributable earnings (loss)		786,226,715
Net Assets		$4,136,267,439
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,731,927,342 ÷ 90,247,339 shares)		$19.19
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,404,340,097 ÷ 125,313,138 shares)		$19.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$77,514,683
Income from Fidelity Central Funds		50
Total income		77,514,733
Expenses
Transfer agent fees	$4,305,259
Independent trustees' fees and expenses	16,416
Total expenses before reductions	4,321,675
Expense reductions	(1,636,040)
Total expenses after reductions		2,685,635
Net investment income (loss)		74,829,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(10,856,817)
Capital gain distributions from underlying funds:
Affiliated issuers	9,766,241
Total net realized gain (loss)		(1,090,576)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	100,356,874
Total change in net unrealized appreciation (depreciation)		100,356,874
Net gain (loss)		99,266,298
Net increase (decrease) in net assets resulting from operations		$174,095,396

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,829,098	$53,073,570
Net realized gain (loss)	(1,090,576)	7,407,962
Change in net unrealized appreciation (depreciation)	100,356,874	263,292,142
Net increase (decrease) in net assets resulting from operations	174,095,396	323,773,674
Distributions to shareholders	(76,331,747)	–
Distributions to shareholders from net investment income	–	(52,237,907)
Distributions to shareholders from net realized gain	–	(2,681,758)
Total distributions	(76,331,747)	(54,919,665)
Share transactions - net increase (decrease)	827,283,554	604,288,654
Total increase (decrease) in net assets	925,047,203	873,142,663
Net Assets
Beginning of period	3,211,220,236	2,338,077,573
End of period	$4,136,267,439	$3,211,220,236
Other Information
Undistributed net investment income end of period		$1,209,633

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2040 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.77	$16.90	$15.00	$15.76	$15.18
Income from Investment Operations
Net investment income (loss)A	.39	.34	.32	.26	.31
Net realized and unrealized gain (loss)	.42	1.87	1.90	(.72)	.78
Total from investment operations	.81	2.21	2.22	(.46)	1.09
Distributions from net investment income	(.38)	(.33)	(.31)	(.30)	(.50)
Distributions from net realized gain	(.01)	(.02)	(.01)	–B	–B
Total distributions	(.39)	(.34)C	(.32)	(.30)	(.51)D
Net asset value, end of period	$19.19	$18.77	$16.90	$15.00	$15.76
Total ReturnE	4.56%	13.08%	14.90%	(2.91)%	7.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	2.06%	1.87%	2.02%	1.70%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,731,927	$1,281,722	$900,067	$910,880	$1,511,298
Portfolio turnover rateG	10%	6%	13%	9%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.017 per share.

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.502 and distributions from net realized gain of $.003 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$18.77	$16.89	$15.00	$16.12
Income from Investment Operations
Net investment income (loss)B	.40	.35	.33	.41
Net realized and unrealized gain (loss)	.42	1.88	1.89	(1.22)
Total from investment operations	.82	2.23	2.22	(.81)
Distributions from net investment income	(.39)	(.34)	(.32)	(.30)
Distributions from net realized gain	(.01)	(.02)	(.01)	–C
Total distributions	(.40)	(.35)D	(.33)	(.31)E
Net asset value, end of period	$19.19	$18.77	$16.89	$15.00
Total ReturnF,G	4.61%	13.20%	14.90%	(5.06)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%	.10%	.09%	.05%J
Expenses net of fee waivers, if any	.05%	.07%	.05%	.01%J
Expenses net of all reductions	.05%	.07%	.05%	.01%J
Net investment income (loss)	2.12%	1.92%	2.07%	3.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,404,340	$1,929,498	$1,438,010	$830,093
Portfolio turnover rateI	10%	6%	13%	9%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.017 per share.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $.003 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Total Market Index Fund Class F	63.0
Fidelity Series Global ex U.S. Index Fund	26.9
Fidelity U.S. Bond Index Fund Class F	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund, 2.48%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.0%
International Equity Funds	26.9%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,291,396,484)	21,046,471	1,694,661,859

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $691,248,202)	59,295,597	724,592,198

Bond Funds - 10.1%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,214,918	81,736,319
Fidelity U.S. Bond Index Fund Class F (a)	16,413,902	189,252,294
TOTAL BOND FUNDS
(Cost $266,469,583)		270,988,613

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 2.48% (b)
(Cost $5)	5	5
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,249,114,274)		2,690,242,675
NET OTHER ASSETS (LIABILITIES) - 0.0%		(167,644)
NET ASSETS - 100%		$2,690,075,031

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11
Total	$11

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$26,255,219	$2,109,606	$27,762,394	$--	$538,574	$(1,141,005)	$--
Fidelity Series Global ex U.S. Index Fund	521,952,944	273,693,459	30,993,160	16,414,384	(4,178,445)	(35,882,600)	724,592,198
Fidelity Series Long-Term Treasury Bond Index Fund	--	90,869,831	12,983,889	1,383,835	(30,659)	3,881,036	81,736,319
Fidelity Total Market Index Fund Class F	1,194,165,689	486,305,313	80,134,015	31,992,381	(1,609,710)	95,934,582	1,694,661,859
Fidelity U.S. Bond Index Fund Class F	192,994,166	73,601,867	80,094,733	4,963,429	(2,453,693)	5,204,687	189,252,294
	$1,935,368,018	$926,580,076	$231,968,191	$54,754,029	$(7,733,933)	$67,996,700	$2,690,242,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $5)	$5
Other affiliated issuers (cost $2,249,114,269)	2,690,242,670
Total Investment in Securities (cost $2,249,114,274)		$2,690,242,675
Cash		11
Receivable for investments sold		1,711,736
Receivable for fund shares sold		7,318,348
Receivable from investment adviser for expense reductions		102,790
Total assets		2,699,375,560
Liabilities
Payable for investments purchased	$8,051,247
Payable for fund shares redeemed	979,005
Transfer agent fees payable	270,277
Total liabilities		9,300,529
Net Assets		$2,690,075,031
Net Assets consist of:
Paid in capital		$2,254,801,865
Total distributable earnings (loss)		435,273,166
Net Assets		$2,690,075,031
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,244,020,080 ÷ 64,368,535 shares)		$19.33
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,446,054,951 ÷ 74,803,961 shares)		$19.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$48,613,596
Income from Fidelity Central Funds		11
Total income		48,613,607
Expenses
Transfer agent fees	$2,755,336
Independent trustees' fees and expenses	10,220
Total expenses before reductions	2,765,556
Expense reductions	(1,019,940)
Total expenses after reductions		1,745,616
Net investment income (loss)		46,867,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(7,733,933)
Capital gain distributions from underlying funds:
Affiliated issuers	6,140,433
Total net realized gain (loss)		(1,593,500)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	67,996,700
Total change in net unrealized appreciation (depreciation)		67,996,700
Net gain (loss)		66,403,200
Net increase (decrease) in net assets resulting from operations		$113,271,191

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,867,991	$31,416,724
Net realized gain (loss)	(1,593,500)	4,978,956
Change in net unrealized appreciation (depreciation)	67,996,700	152,405,983
Net increase (decrease) in net assets resulting from operations	113,271,191	188,801,663
Distributions to shareholders	(48,855,589)	–
Distributions to shareholders from net investment income	–	(31,021,585)
Distributions to shareholders from net realized gain	–	(2,702,847)
Total distributions	(48,855,589)	(33,724,432)
Share transactions - net increase (decrease)	690,437,422	452,606,471
Total increase (decrease) in net assets	754,853,024	607,683,702
Net Assets
Beginning of period	1,935,222,007	1,327,538,305
End of period	$2,690,075,031	$1,935,222,007
Other Information
Undistributed net investment income end of period		$771,366

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2045 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$17.04	$15.13	$15.89	$15.32
Income from Investment Operations
Net investment income (loss)A	.39	.35	.33	.28	.32
Net realized and unrealized gain (loss)	.43	1.88	1.90	(.74)	.77
Total from investment operations	.82	2.23	2.23	(.46)	1.09
Distributions from net investment income	(.38)	(.33)	(.31)	(.30)	(.51)
Distributions from net realized gain	(.02)	(.03)	(.01)	–B	(.01)
Total distributions	(.40)	(.36)	(.32)	(.30)	(.52)
Net asset value, end of period	$19.33	$18.91	$17.04	$15.13	$15.89
Total ReturnC	4.58%	13.08%	14.87%	(2.88)%	7.22%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	2.06%	1.89%	2.04%	1.79%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,244,020	$872,779	$583,893	$542,581	$750,330
Portfolio turnover rateE	10%	6%	15%	8%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$18.92	$17.04	$15.13	$16.26
Income from Investment Operations
Net investment income (loss)B	.40	.36	.34	.40
Net realized and unrealized gain (loss)	.42	1.89	1.90	(1.22)
Total from investment operations	.82	2.25	2.24	(.82)
Distributions from net investment income	(.39)	(.34)	(.32)	(.30)
Distributions from net realized gain	(.02)	(.03)	(.01)	–C
Total distributions	(.41)	(.37)	(.33)	(.31)D
Net asset value, end of period	$19.33	$18.92	$17.04	$15.13
Total ReturnE,F	4.58%	13.20%	14.94%	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.05%	.07%	.05%	.01%I
Net investment income (loss)	2.11%	1.94%	2.09%	3.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,446,055	$1,062,443	$743,645	$386,977
Portfolio turnover rateH	10%	6%	15%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Total Market Index Fund Class F	63.0
Fidelity Series Global ex U.S. Index Fund	26.9
Fidelity U.S. Bond Index Fund Class F	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Cash Central Fund, 2.48%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.0%
International Equity Funds	26.9%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,159,846,625)	18,981,344	1,528,377,784

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $622,446,068)	53,477,415	653,494,014

Bond Funds - 10.1%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,310,660	73,715,553
Fidelity U.S. Bond Index Fund Class F (a)	14,803,244	170,681,400
TOTAL BOND FUNDS
(Cost $240,716,537)		244,396,953

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 2.48% (b)
(Cost $5)	5	5
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,023,009,235)		2,426,268,756
NET OTHER ASSETS (LIABILITIES) - 0.0%		(147,168)
NET ASSETS - 100%		$2,426,121,588

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13
Total	$13

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$24,471,106	$1,837,036	$25,765,641	$--	$519,266	$(1,061,767)	$--
Fidelity Series Global ex U.S. Index Fund	486,461,725	242,348,146	38,166,652	14,911,347	(3,814,638)	(33,334,567)	653,494,014
Fidelity Series Long-Term Treasury Bond Index Fund	--	82,436,887	12,176,091	1,256,220	(39,887)	3,494,644	73,715,553
Fidelity Total Market Index Fund Class F	1,112,966,999	417,309,043	86,337,130	29,154,638	(1,609,398)	86,048,270	1,528,377,784
Fidelity U.S. Bond Index Fund Class F	179,870,698	64,878,210	76,482,523	4,523,238	(2,171,804)	4,586,819	170,681,400
	$1,803,770,528	$808,809,322	$238,928,037	$49,845,443	$(7,116,461)	$59,733,399	$2,426,268,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $5)	$5
Other affiliated issuers (cost $2,023,009,230)	2,426,268,751
Total Investment in Securities (cost $2,023,009,235)		$2,426,268,756
Cash		13
Receivable for investments sold		1,522,642
Receivable for fund shares sold		7,761,134
Receivable from investment adviser for expense reductions		93,145
Total assets		2,435,645,690
Liabilities
Payable for investments purchased	$7,956,714
Payable for fund shares redeemed	1,327,216
Transfer agent fees payable	240,172
Total liabilities		9,524,102
Net Assets		$2,426,121,588
Net Assets consist of:
Paid in capital		$2,030,127,869
Total distributable earnings (loss)		395,993,719
Net Assets		$2,426,121,588
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,049,434,405 ÷ 54,060,681 shares)		$19.41
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,376,687,183 ÷ 70,926,393 shares)		$19.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$44,260,720
Income from Fidelity Central Funds		13
Total income		44,260,733
Expenses
Transfer agent fees	$2,475,331
Independent trustees' fees and expenses	9,347
Total expenses before reductions	2,484,678
Expense reductions	(934,266)
Total expenses after reductions		1,550,412
Net investment income (loss)		42,710,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(7,116,461)
Capital gain distributions from underlying funds:
Affiliated issuers	5,584,723
Total net realized gain (loss)		(1,531,738)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	59,733,399
Total change in net unrealized appreciation (depreciation)		59,733,399
Net gain (loss)		58,201,661
Net increase (decrease) in net assets resulting from operations		$100,911,982

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,710,321	$29,220,103
Net realized gain (loss)	(1,531,738)	5,119,528
Change in net unrealized appreciation (depreciation)	59,733,399	140,888,470
Net increase (decrease) in net assets resulting from operations	100,911,982	175,228,101
Distributions to shareholders	(44,851,696)	–
Distributions to shareholders from net investment income	–	(28,745,530)
Distributions to shareholders from net realized gain	–	(4,868,444)
Total distributions	(44,851,696)	(33,613,974)
Share transactions - net increase (decrease)	566,423,597	425,700,354
Total increase (decrease) in net assets	622,483,883	567,314,481
Net Assets
Beginning of period	1,803,637,705	1,236,323,224
End of period	$2,426,121,588	$1,803,637,705
Other Information
Undistributed net investment income end of period		$760,359

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2050 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.00	$17.14	$15.24	$16.01	$15.42
Income from Investment Operations
Net investment income (loss)A	.39	.35	.33	.28	.32
Net realized and unrealized gain (loss)	.42	1.90	1.91	(.74)	.78
Total from investment operations	.81	2.25	2.24	(.46)	1.10
Distributions from net investment income	(.38)	(.33)	(.33)	(.30)	(.50)
Distributions from net realized gain	(.02)	(.06)	(.01)	–B	(.01)
Total distributions	(.40)	(.39)	(.34)	(.31)C	(.51)
Net asset value, end of period	$19.41	$19.00	$17.14	$15.24	$16.01
Total ReturnD	4.53%	13.15%	14.82%	(2.92)%	7.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	2.06%	1.89%	2.06%	1.80%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,049,434	$739,919	$513,543	$486,444	$729,639
Portfolio turnover rateF	12%	6%	19%	7%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.003 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$19.00	$17.14	$15.24	$16.37
Income from Investment Operations
Net investment income (loss)B	.40	.36	.34	.38
Net realized and unrealized gain (loss)	.42	1.90	1.91	(1.20)
Total from investment operations	.82	2.26	2.25	(.82)
Distributions from net investment income	(.39)	(.34)	(.34)	(.30)
Distributions from net realized gain	(.02)	(.06)	(.01)	–C
Total distributions	(.41)	(.40)	(.35)	(.31)D
Net asset value, end of period	$19.41	$19.00	$17.14	$15.24
Total ReturnE,F	4.59%	13.20%	14.88%	(5.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.05%	.07%	.05%	.01%I
Net investment income (loss)	2.11%	1.94%	2.11%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,376,687	$1,063,718	$722,781	$434,989
Portfolio turnover rateH	12%	6%	19%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Total Market Index Fund Class F	63.0
Fidelity Series Global ex U.S. Index Fund	26.9
Fidelity U.S. Bond Index Fund Class F	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.0%
International Equity Funds	26.9%
Bond Funds	10.1%

Fidelity Freedom® Index 2055 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $537,906,839)	8,032,302	646,760,920

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $267,166,216)	22,629,994	276,538,524

Bond Funds - 10.1%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,516,737	31,193,457
Fidelity U.S. Bond Index Fund Class F (a)	6,264,183	72,226,028
TOTAL BOND FUNDS
(Cost $101,559,070)		103,419,485
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $906,632,125)		1,026,718,929
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,369)
NET ASSETS - 100%		$1,026,653,560

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$8,795,629	$1,150,518	$9,727,525	$--	$145,158	$(363,780)	$--
Fidelity Series Global ex U.S. Index Fund	174,792,866	127,580,110	12,287,053	5,955,811	(1,738,162)	(11,809,237)	276,538,524
Fidelity Series Long-Term Treasury Bond Index Fund	--	34,762,615	5,042,859	506,312	(24,847)	1,498,548	31,193,457
Fidelity Total Market Index Fund Class F	399,908,097	247,494,139	35,250,361	11,498,775	(1,051,763)	35,660,808	646,760,920
Fidelity U.S. Bond Index Fund Class F	64,628,593	35,270,166	28,788,108	1,777,184	(665,282)	1,780,659	72,226,028
	$648,125,185	$446,257,548	$91,095,906	$19,738,082	$(3,334,896)	$26,766,998	$1,026,718,929

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $906,632,125)	$1,026,718,929
Total Investment in Securities (cost $906,632,125)		$1,026,718,929
Cash		1
Receivable for investments sold		616,118
Receivable for fund shares sold		4,357,012
Receivable from investment adviser for expense reductions		38,562
Total assets		1,031,730,622
Liabilities
Payable for investments purchased	$4,312,731
Payable for fund shares redeemed	660,449
Transfer agent fees payable	103,882
Total liabilities		5,077,062
Net Assets		$1,026,653,560
Net Assets consist of:
Paid in capital		$909,112,774
Total distributable earnings (loss)		117,540,786
Net Assets		$1,026,653,560
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($510,460,044 ÷ 33,297,866 shares)		$15.33
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($516,193,516 ÷ 33,645,938 shares)		$15.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$17,514,092
Expenses
Transfer agent fees	$998,277
Independent trustees' fees and expenses	3,616
Total expenses before reductions	1,001,893
Expense reductions	(365,573)
Total expenses after reductions		636,320
Net investment income (loss)		16,877,772
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,334,896)
Capital gain distributions from underlying funds:
Affiliated issuers	2,223,990
Total net realized gain (loss)		(1,110,906)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	26,766,998
Total change in net unrealized appreciation (depreciation)		26,766,998
Net gain (loss)		25,656,092
Net increase (decrease) in net assets resulting from operations		$42,533,864

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,877,772	$10,044,680
Net realized gain (loss)	(1,110,906)	2,291,231
Change in net unrealized appreciation (depreciation)	26,766,998	46,016,533
Net increase (decrease) in net assets resulting from operations	42,533,864	58,352,444
Distributions to shareholders	(18,251,363)	–
Distributions to shareholders from net investment income	–	(9,831,029)
Distributions to shareholders from net realized gain	–	(1,192,955)
Total distributions	(18,251,363)	(11,023,984)
Share transactions - net increase (decrease)	354,294,793	208,298,327
Total increase (decrease) in net assets	378,577,294	255,626,787
Net Assets
Beginning of period	648,076,266	392,449,479
End of period	$1,026,653,560	$648,076,266
Other Information
Undistributed net investment income end of period		$218,367

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2055 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.01	$13.53	$12.06	$12.71	$12.07
Income from Investment Operations
Net investment income (loss)A	.31	.28	.28	.25	.26
Net realized and unrealized gain (loss)	.34	1.49	1.50	(.63)	.62
Total from investment operations	.65	1.77	1.78	(.38)	.88
Distributions from net investment income	(.30)	(.26)	(.29)	(.24)B	(.24)
Distributions from net realized gain	(.03)	(.04)	(.02)	(.01)B	–
Tax return of capital	–	–	–	(.02)	–
Total distributions	(.33)	(.29)C	(.31)	(.27)	(.24)
Net asset value, end of period	$15.33	$15.01	$13.53	$12.06	$12.71
Total ReturnD	4.57%	13.09%	14.90%	(2.96)%	7.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	2.06%	1.90%	2.18%	2.03%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$510,460	$305,192	$181,697	$150,332	$183,117
Portfolio turnover rateF	11%	6%	33%	7%	8%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.036 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.02	$13.54	$12.06	$13.00
Income from Investment Operations
Net investment income (loss)B	.32	.29	.28	.23
Net realized and unrealized gain (loss)	.34	1.49	1.51	(.89)
Total from investment operations	.66	1.78	1.79	(.66)
Distributions from net investment income	(.30)	(.26)	(.29)	(.25)C
Distributions from net realized gain	(.03)	(.04)	(.02)	(.01)C
Tax return of capital	–	–	–	(.02)
Total distributions	(.34)D	(.30)	(.31)	(.28)
Net asset value, end of period	$15.34	$15.02	$13.54	$12.06
Total ReturnE,F	4.61%	13.13%	14.98%	(5.11)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.05%	.07%	.05%	.01%I
Net investment income (loss)	2.12%	1.95%	2.23%	2.63%I
Supplemental Data
Net assets, end of period (000 omitted)	$516,194	$342,884	$210,752	$135,214
Portfolio turnover rateH	11%	6%	33%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.033 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Total Market Index Fund Class F	63.0
Fidelity Series Global ex U.S. Index Fund	26.9
Fidelity U.S. Bond Index Fund Class F	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.0%
International Equity Funds	26.9%
Bond Funds	10.1%

Fidelity Freedom® Index 2060 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $168,940,963)	2,335,945	188,090,302

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $79,000,857)	6,581,249	80,422,864

Bond Funds - 10.1%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,022,692	9,071,274
Fidelity U.S. Bond Index Fund Class F (a)	1,821,685	21,004,026
TOTAL BOND FUNDS
(Cost $29,457,152)		30,075,300
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $277,398,972)		298,588,466
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,397)
NET ASSETS - 100%		$298,569,069

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$2,116,181	$477,917	$2,536,314	$--	$18,526	$(76,310)	$--
Fidelity Series Global ex U.S. Index Fund	42,014,997	47,598,282	5,715,104	1,665,252	(778,544)	(2,696,767)	80,422,864
Fidelity Series Long-Term Treasury Bond Index Fund	--	10,224,731	1,591,410	139,541	(8,611)	446,564	9,071,274
Fidelity Total Market Index Fund Class F	96,127,986	97,138,953	13,885,571	3,159,676	(600,012)	9,308,946	188,090,302
Fidelity U.S. Bond Index Fund Class F	15,533,738	13,407,205	8,287,235	472,063	(147,235)	497,553	21,004,026
	$155,792,902	$168,847,088	$32,015,634	$5,436,532	$(1,515,876)	$7,479,986	$298,588,466

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $277,398,972)	$298,588,466
Total Investment in Securities (cost $277,398,972)		$298,588,466
Cash		1
Receivable for investments sold		168,687
Receivable for fund shares sold		1,537,118
Receivable from investment adviser for expense reductions		10,915
Total assets		300,305,187
Liabilities
Payable for investments purchased	$1,617,022
Payable for fund shares redeemed	88,804
Transfer agent fees payable	30,292
Total liabilities		1,736,118
Net Assets		$298,569,069
Net Assets consist of:
Paid in capital		$278,584,844
Total distributable earnings (loss)		19,984,225
Net Assets		$298,569,069
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($160,476,912 ÷ 12,848,063 shares)		$12.49
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($138,092,157 ÷ 11,049,519 shares)		$12.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$4,817,097
Expenses
Transfer agent fees	$271,590
Independent trustees' fees and expenses	945
Total expenses before reductions	272,535
Expense reductions	(97,011)
Total expenses after reductions		175,524
Net investment income (loss)		4,641,573
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,515,876)
Capital gain distributions from underlying funds:
Affiliated issuers	619,435
Total net realized gain (loss)		(896,441)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	7,479,986
Total change in net unrealized appreciation (depreciation)		7,479,986
Net gain (loss)		6,583,545
Net increase (decrease) in net assets resulting from operations		$11,225,118

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,641,573	$2,139,283
Net realized gain (loss)	(896,441)	506,757
Change in net unrealized appreciation (depreciation)	7,479,986	8,422,450
Net increase (decrease) in net assets resulting from operations	11,225,118	11,068,490
Distributions to shareholders	(4,993,298)	–
Distributions to shareholders from net investment income	–	(2,099,984)
Distributions to shareholders from net realized gain	–	(422,478)
Total distributions	(4,993,298)	(2,522,462)
Share transactions - net increase (decrease)	136,556,276	80,743,596
Total increase (decrease) in net assets	142,788,096	89,289,624
Net Assets
Beginning of period	155,780,973	66,491,349
End of period	$298,569,069	$155,780,973
Other Information
Undistributed net investment income end of period		$50,902

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2060 Fund Investor Class

Years ended March 31,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$11.04	$9.85	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.26	.24	.25	.25	.09
Net realized and unrealized gain (loss)	.27	1.21	1.19	(.55)	.40
Total from investment operations	.53	1.45	1.44	(.30)	.49
Distributions from net investment income	(.24)	(.20)	(.22)	(.18)	(.16)
Distributions from net realized gain	(.03)	(.06)	(.03)	–C	–C
Total distributions	(.27)	(.26)	(.25)	(.18)	(.16)
Net asset value, end of period	$12.49	$12.23	$11.04	$9.85	$10.33
Total ReturnD,E	4.54%	13.17%	14.80%	(2.94)%	4.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.11%	.12%	.11%	.08%	.09%H
Expenses net of all reductions	.11%	.12%	.11%	.08%	.09%H
Net investment income (loss)	2.13%	1.97%	2.41%	2.57%	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$160,477	$82,123	$38,013	$16,979	$3,660
Portfolio turnover rateG	15%	7%	41%	8%	33%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Institutional Premium Class

Years ended March 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$11.05	$9.85	$10.56
Income from Investment Operations
Net investment income (loss)B	.27	.24	.26	.13
Net realized and unrealized gain (loss)	.27	1.21	1.19	(.66)
Total from investment operations	.54	1.45	1.45	(.53)
Distributions from net investment income	(.24)	(.21)	(.22)	(.18)
Distributions from net realized gain	(.03)	(.06)	(.03)	–C
Total distributions	(.27)	(.27)	(.25)	(.18)
Net asset value, end of period	$12.50	$12.23	$11.05	$9.85
Total ReturnD,E	4.66%	13.12%	14.93%	(5.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.05%	.07%	.06%	.01%H
Expenses net of all reductions	.05%	.07%	.06%	.01%H
Net investment income (loss)	2.19%	2.02%	2.47%	1.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$138,092	$73,658	$28,478	$9,543
Portfolio turnover rateG	15%	7%	41%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2019

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Investor Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$328,157,191	$27,578,306	$(2,361,862)	$25,216,444
Fidelity Freedom Index 2005 Fund	117,790,885	13,747,919	(697,192)	13,050,727
Fidelity Freedom Index 2010 Fund	475,427,210	91,268,255	(2,505,213)	88,763,042
Fidelity Freedom Index 2015 Fund	1,087,019,008	238,295,576	(5,959,442)	232,336,134
Fidelity Freedom Index 2020 Fund	3,745,936,743	774,608,075	(20,127,468)	754,480,607
Fidelity Freedom Index 2025 Fund	4,081,134,156	708,337,592	(26,150,112)	682,187,480
Fidelity Freedom Index 2030 Fund	4,783,615,305	1,012,341,921	(25,540,136)	986,801,785
Fidelity Freedom Index 2035 Fund	3,337,089,196	703,013,987	(21,671,502)	681,342,485
Fidelity Freedom Index 2040 Fund	3,358,766,514	799,943,896	(22,193,721)	777,750,175
Fidelity Freedom Index 2045 Fund	2,260,500,113	445,929,800	(16,187,238)	429,742,562
Fidelity Freedom Index 2050 Fund	2,035,015,564	406,052,364	(14,799,172)	391,253,192
Fidelity Freedom Index 2055 Fund	911,421,164	122,770,532	(7,472,767)	115,297,765
Fidelity Freedom Index 2060 Fund	279,271,478	22,383,548	(3,066,560)	19,316,988

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$692,709	$138,081	$25,216,444
Fidelity Freedom Index 2005 Fund	577,883	72,137	13,050,727
Fidelity Freedom Index 2010 Fund	2,946,100	50,824	88,763,042
Fidelity Freedom Index 2015 Fund	5,785,572	580,497	232,336,134
Fidelity Freedom Index 2020 Fund	14,652,867	1,689,229	754,480,607
Fidelity Freedom Index 2025 Fund	12,059,439	4,821,343	682,190,480
Fidelity Freedom Index 2030 Fund	11,203,029	6,712,194	986,801,785
Fidelity Freedom Index 2035 Fund	4,557,828	6,588,621	681,342,485
Fidelity Freedom Index 2040 Fund	3,537,072	4,939,470	777,750,175
Fidelity Freedom Index 2045 Fund	2,250,913	3,279,692	429,742,562
Fidelity Freedom Index 2050 Fund	2,030,734	2,709,793	391,253,192
Fidelity Freedom Index 2055 Fund	790,418	1,452,603	115,297,765
Fidelity Freedom Index 2060 Fund	216,454	450,782	19,316,988

The tax character of distributions paid was as follows:

March 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$7,541,272	$2,047,247	$9,588,519
Fidelity Freedom Index 2005 Fund	2,547,247	1,062,102	3,609,349
Fidelity Freedom Index 2010 Fund	12,477,743	13,336,020	25,813,763
Fidelity Freedom Index 2015 Fund	27,521,935	12,059,672	39,581,607
Fidelity Freedom Index 2020 Fund	91,695,043	6,834,734	98,529,777
Fidelity Freedom Index 2025 Fund	90,147,932	1,511,557	91,659,489
Fidelity Freedom Index 2030 Fund	108,481,070	585,238	109,066,308
Fidelity Freedom Index 2035 Fund	70,562,163	1,126,610	71,688,773
Fidelity Freedom Index 2040 Fund	74,410,280	1,921,467	76,331,747
Fidelity Freedom Index 2045 Fund	46,624,232	2,231,357	48,855,589
Fidelity Freedom Index 2050 Fund	42,530,297	2,321,399	44,851,696
Fidelity Freedom Index 2055 Fund	16,743,275	1,508,088	18,251,363
Fidelity Freedom Index 2060 Fund	4,599,275	394,023	4,993,298

March 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$5,050,685	$515,181	$5,565,866
Fidelity Freedom Index 2005 Fund	1,855,707	282,835	2,138,542
Fidelity Freedom Index 2010 Fund	9,944,923	3,828,148	13,773,071
Fidelity Freedom Index 2015 Fund	21,105,181	1,533,342	22,638,523
Fidelity Freedom Index 2020 Fund	71,442,267	–	71,442,267
Fidelity Freedom Index 2025 Fund	62,954,837	–	62,954,837
Fidelity Freedom Index 2030 Fund	78,430,382	–	78,430,382
Fidelity Freedom Index 2035 Fund	49,437,019	–	49,437,019
Fidelity Freedom Index 2040 Fund	54,919,665	–	54,919,665
Fidelity Freedom Index 2045 Fund	32,605,887	1,118,545	33,724,432
Fidelity Freedom Index 2050 Fund	30,214,079	3,399,895	33,613,974
Fidelity Freedom Index 2055 Fund	10,659,719	364,265	11,023,984
Fidelity Freedom Index 2060 Fund	2,290,162	232,300	2,522,462

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	221,497,511	164,683,360
Fidelity Freedom Index 2005 Fund	76,064,288	60,928,179
Fidelity Freedom Index 2010 Fund	250,129,959	255,781,111
Fidelity Freedom Index 2015 Fund	545,489,604	451,957,550
Fidelity Freedom Index 2020 Fund	1,559,774,899	1,100,588,451
Fidelity Freedom Index 2025 Fund	1,840,986,737	802,900,057
Fidelity Freedom Index 2030 Fund	1,834,882,000	698,041,061
Fidelity Freedom Index 2035 Fund	1,366,694,172	354,165,279
Fidelity Freedom Index 2040 Fund	1,190,596,150	355,034,808
Fidelity Freedom Index 2045 Fund	926,580,076	231,968,191
Fidelity Freedom Index 2050 Fund	808,809,322	238,928,037
Fidelity Freedom Index 2055 Fund	446,257,548	91,095,906
Fidelity Freedom Index 2060 Fund	168,847,088	32,015,634

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

The Board of Trustees (Board) approved an amended and restated management contract for each Fund effective June 1, 2019. Under the management contract, Investor Class and Institutional Premium Class of each Fund will pay a monthly management fee at an annual rate of .12% and .08% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser will pay all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest, including commitment fees. In addition, the Board approved an expense contract for each class of each Fund effective June 1, 2019. Under the expense contract, total expenses, including acquired fund fees and expenses, will be limited to an annual rate of .12% and .08% of class-level average net assets for Investor Class and Institutional Premium Class, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives an asset-based fee of .15% and .10% of class-level average net assets for each Investor Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

Amount
Fidelity Freedom Index Income Fund
Investor Class	$220,016
Institutional Premium Class	174,825
$394,841
Fidelity Freedom Index 2005 Fund
Investor Class	$91,158
Institutional Premium Class	56,521
$147,679
Fidelity Freedom Index 2010 Fund
Investor Class	$356,468
Institutional Premium Class	316,729
$673,197
Fidelity Freedom Index 2015 Fund
Investor Class	$993,066
Institutional Premium Class	589,941
$1,583,007
Fidelity Freedom Index 2020 Fund
Investor Class	$2,605,280
Institutional Premium Class	2,414,935
$5,020,215
Fidelity Freedom Index 2025 Fund
Investor Class	$2,971,761
Institutional Premium Class	2,144,725
$5,116,486
Fidelity Freedom Index 2030 Fund
Investor Class	$3,151,603
Institutional Premium Class	2,925,770
$6,077,373
Fidelity Freedom Index 2035 Fund
Investor Class	$2,439,346
Institutional Premium Class	1,762,708
$4,202,054
Fidelity Freedom Index 2040 Fund
Investor Class	$2,186,401
Institutional Premium Class	2,118,858
$4,305,259
Fidelity Freedom Index 2045 Fund
Investor Class	$1,524,519
Institutional Premium Class	1,230,817
$2,755,336
Fidelity Freedom Index 2050 Fund
Investor Class	$1,286,945
Institutional Premium Class	1,188,386
$2,475,331
Fidelity Freedom Index 2055 Fund
Investor Class	$571,043
Institutional Premium Class	427,234
$998,277
Fidelity Freedom Index 2060 Fund
Investor Class	$166,621
Institutional Premium Class	104,969
$271,590

Effective June 1, 2019, transfer agent fees will be paid by the investment adviser and not by the Funds.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR contractually agreed to reimburse each class of each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations(a)	Reimbursement
Fidelity Freedom Index Income Fund
Investor Class	.14%	$41,718
Institutional Premium Class	.08%	64,221
Fidelity Freedom Index 2005 Fund
Investor Class	.14%	$18,455
Institutional Premium Class	.08%	21,936
Fidelity Freedom Index 2010 Fund
Investor Class	.14%	$76,922
Institutional Premium Class	.08%	128,897
Fidelity Freedom Index 2015 Fund
Investor Class	.14%	$229,021
Institutional Premium Class	.08%	253,130
Fidelity Freedom Index 2020 Fund
Investor Class	.14%	$631,193
Institutional Premium Class	.08%	1,078,721
Fidelity Freedom Index 2025 Fund
Investor Class	.14%	$754,399
Institutional Premium Class	.08%	997,841
Fidelity Freedom Index 2030 Fund
Investor Class	.14%	$854,399
Institutional Premium Class	.08%	1,435,409
Fidelity Freedom Index 2035 Fund
Investor Class	.14%	$662,001
Institutional Premium Class	.08%	866,338
Fidelity Freedom Index 2040 Fund
Investor Class	.14%	$594,277
Institutional Premium Class	.08%	1,041,763
Fidelity Freedom Index 2045 Fund
Investor Class	.14%	$414,175
Institutional Premium Class	.08%	605,765
Fidelity Freedom Index 2050 Fund
Investor Class	.14%	$349,698
Institutional Premium Class	.08%	584,568
Fidelity Freedom Index 2055 Fund
Investor Class	.14%	$155,065
Institutional Premium Class	.08%	210,504
Fidelity Freedom Index 2060 Fund
Investor Class	.14%	$45,157
Institutional Premium Class	.08%	51,854

 (a) Percentages represent expense limitations effective June 1, 2018. Prior to June 1, 2018, the expense limitations for each Fund were .15% and .10% for Investor Class and Institutional Premium Class, respectively.

Effective June 1, 2019, the expense limitations will be discontinued.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Freedom Index 2025 Fund	$1
Fidelity Freedom Index 2030 Fund	60
Fidelity Freedom Index 2055 Fund	4

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2019	Year ended March 31, 2018
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$4,309,033	$–
Investor Class	5,279,486	–
Total	$9,588,519	$–
From net investment income
Investor Class	$–	$2,060,275
Institutional Premium Class	–	2,513,304
Total	$–	$4,573,579
From net realized gain
Investor Class	$–	$452,238
Institutional Premium Class	–	540,049
Total	$–	$992,287
Fidelity Freedom Index 2005 Fund
Distributions to shareholders
Investor Class	$1,825,871	$–
Institutional Premium Class	1,783,478	–
Total	$3,609,349	$–
From net investment income
Investor Class	$–	$858,233
Institutional Premium Class	–	799,727
Total	$–	$1,657,960
From net realized gain
Investor Class	$–	$239,716
Institutional Premium Class	–	240,866
Total	$–	$480,582
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$11,154,439	$–
Institutional Premium Class	14,659,324	–
Total	$25,813,763	$–
From net investment income
Investor Class	$–	$3,926,080
Institutional Premium Class	–	4,951,809
Total	$–	$8,877,889
From net realized gain
Investor Class	$–	$2,079,285
Institutional Premium Class	–	2,815,897
Total	$–	$4,895,182
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$20,834,219	$–
Institutional Premium Class	18,747,388	–
Total	$39,581,607	$–
From net investment income
Investor Class	$–	$10,274,814
Institutional Premium Class	–	9,283,408
Total	$–	$19,558,222
From net realized gain
Investor Class	$–	$1,601,066
Institutional Premium Class	–	1,479,235
Total	$–	$3,080,301
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$41,266,067	$–
Institutional Premium Class	57,263,709	–
Total	$98,529,776	$–
From net investment income
Investor Class	$–	$27,914,520
Institutional Premium Class	–	38,512,157
Total	$–	$66,426,677
From net realized gain
Investor Class	$–	$2,119,394
Institutional Premium Class	–	2,896,196
Total	$–	$5,015,590
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$43,728,986	$–
Institutional Premium Class	47,930,503	–
Total	$91,659,489	$–
From net investment income
Investor Class	$–	$28,811,409
Institutional Premium Class	–	30,669,624
Total	$–	$59,481,033
From net realized gain
Investor Class	$–	$1,710,263
Institutional Premium Class	–	1,763,541
Total	$–	$3,473,804
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$45,602,939	$–
Institutional Premium Class	63,463,369	–
Total	$109,066,308	$–
From net investment income
Investor Class	$–	$31,367,417
Institutional Premium Class	–	43,705,023
Total	$–	$75,072,440
From net realized gain
Investor Class	$–	$1,424,508
Institutional Premium Class	–	1,933,434
Total	$–	$3,357,942
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$34,567,942	$–
Institutional Premium Class	37,120,831	–
Total	$71,688,773	$–
From net investment income
Investor Class	$–	$22,129,663
Institutional Premium Class	–	24,853,079
Total	$–	$46,982,742
From net realized gain
Investor Class	$–	$1,171,326
Institutional Premium Class	–	1,282,951
Total	$–	$2,454,277
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$31,350,412	$–
Institutional Premium Class	44,981,335	–
Total	$76,331,747	$–
From net investment income
Investor Class	$–	$20,714,478
Institutional Premium Class	–	31,523,429
Total	$–	$52,237,907
From net realized gain
Investor Class	$–	$1,079,123
Institutional Premium Class	–	1,602,635
Total	$–	$2,681,758
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$22,205,976	$–
Institutional Premium Class	26,649,613	–
Total	$48,855,589	$–
From net investment income
Investor Class	$–	$13,778,964
Institutional Premium Class	–	17,242,621
Total	$–	$31,021,585
From net realized gain
Investor Class	$–	$1,210,582
Institutional Premium Class	–	1,492,265
Total	$–	$2,702,847
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$19,232,468	$–
Institutional Premium Class	25,619,228	–
Total	$44,851,696	$–
From net investment income
Investor Class	$–	$11,874,898
Institutional Premium Class	–	16,870,632
Total	$–	$28,745,530
From net realized gain
Investor Class	$–	$2,042,020
Institutional Premium Class	–	2,826,424
Total	$–	$4,868,444
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$8,724,993	$–
Institutional Premium Class	9,526,370	–
Total	$18,251,363	$–
From net investment income
Investor Class	$–	$4,545,026
Institutional Premium Class	–	5,286,003
Total	$–	$9,831,029
From net realized gain
Investor Class	$–	$559,064
Institutional Premium Class	–	633,891
Total	$–	$1,192,955
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$2,638,488	$–
Institutional Premium Class	2,354,810	–
Total	$4,993,298	$–
From net investment income
Investor Class	$–	$1,127,154
Institutional Premium Class	–	972,830
Total	$–	$2,099,984
From net realized gain
Investor Class	$–	$237,021
Institutional Premium Class	–	185,457
Total	$–	$422,478

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2019	Year ended March 31, 2018
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	7,035,250	5,270,832	$82,758,749	$62,606,215
Reinvestment of distributions	366,694	211,431	4,269,683	2,504,402
Shares redeemed	(4,086,293)	(4,985,581)	(48,160,938)	(59,164,225)
Net increase (decrease)	3,315,651	496,682	$38,867,494	$5,946,392
Institutional Premium Class
Shares sold	5,886,820	4,123,153	$69,374,216	$48,941,669
Reinvestment of distributions	453,713	258,152	5,279,486	3,053,353
Shares redeemed	(4,643,305)	(3,126,138)	(54,808,561)	(37,038,010)
Net increase (decrease)	1,697,228	1,255,167	$19,845,141	$14,957,012
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	2,253,310	2,605,617	$29,947,370	$34,897,679
Reinvestment of distributions	140,272	80,794	1,803,843	1,077,418
Shares redeemed	(1,953,826)	(1,555,080)	(26,057,217)	(20,723,954)
Net increase (decrease)	439,756	1,131,331	$5,693,996	$15,251,143
Institutional Premium Class
Shares sold	1,620,499	1,311,524	$21,540,891	$17,485,786
Reinvestment of distributions	138,724	78,133	1,783,478	1,040,593
Shares redeemed	(983,108)	(1,061,065)	(13,085,027)	(14,160,597)
Net increase (decrease)	776,115	328,592	$10,239,342	$4,365,782
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	5,771,585	9,097,238	$81,505,254	$129,602,976
Reinvestment of distributions	823,634	422,300	11,068,928	5,966,009
Shares redeemed	(5,457,456)	(7,662,358)	(77,073,023)	(108,947,096)
Net increase (decrease)	1,137,763	1,857,180	$15,501,159	$26,621,889
Institutional Premium Class
Shares sold	4,337,444	6,289,496	$61,124,398	$89,722,927
Reinvestment of distributions	1,090,496	550,590	14,659,324	7,767,705
Shares redeemed	(5,965,314)	(5,293,191)	(84,304,772)	(75,105,289)
Net increase (decrease)	(537,374)	1,546,895	$(8,521,050)	$22,385,343
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	17,774,428	18,789,509	$264,687,745	$278,514,171
Reinvestment of distributions	1,473,364	793,802	20,768,001	11,845,144
Shares redeemed	(14,106,234)	(13,485,936)	(210,347,643)	(199,624,180)
Net increase (decrease)	5,141,558	6,097,375	$75,108,103	$90,735,135
Institutional Premium Class
Shares sold	12,287,250	9,699,686	$182,433,555	$143,909,496
Reinvestment of distributions	1,330,071	722,091	18,747,388	10,762,643
Shares redeemed	(11,585,083)	(9,775,693)	(172,896,470)	(144,360,287)
Net increase (decrease)	2,032,238	646,084	$28,284,473	$10,311,852
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	50,193,972	46,676,293	$787,934,660	$724,366,488
Reinvestment of distributions	2,768,771	1,900,549	41,081,740	29,918,887
Shares redeemed	(34,254,076)	(32,303,403)	(536,638,542)	(503,035,813)
Net increase (decrease)	18,708,667	16,273,439	$292,377,858	$251,249,562
Institutional Premium Class
Shares sold	47,876,632	35,691,973	$749,518,480	$555,197,499
Reinvestment of distributions	3,856,922	2,634,326	57,263,709	41,408,353
Shares redeemed	(40,690,617)	(27,129,181)	(640,546,169)	(419,854,988)
Net increase (decrease)	11,042,937	11,197,118	$166,236,020	$176,750,864
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	61,472,271	50,306,958	$1,025,488,901	$827,693,491
Reinvestment of distributions	2,779,801	1,818,856	43,582,590	30,448,676
Shares redeemed	(30,179,744)	(25,680,740)	(503,791,920)	(423,486,960)
Net increase (decrease)	34,072,328	26,445,074	$565,279,571	$434,655,207
Institutional Premium Class
Shares sold	50,063,202	28,457,247	$833,661,681	$468,684,110
Reinvestment of distributions	3,055,412	1,938,990	47,930,503	32,433,165
Shares redeemed	(24,864,319)	(12,997,440)	(416,320,702)	(213,762,707)
Net increase (decrease)	28,254,295	17,398,797	$465,271,482	$287,354,568
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	61,247,727	48,151,518	$1,075,752,581	$833,049,685
Reinvestment of distributions	2,781,424	1,853,302	45,475,945	32,734,769
Shares redeemed	(30,759,454)	(27,332,469)	(535,990,755)	(475,495,111)
Net increase (decrease)	33,269,697	22,672,351	$585,237,771	$390,289,343
Institutional Premium Class
Shares sold	52,465,628	36,473,271	$920,277,350	$631,777,090
Reinvestment of distributions	3,878,934	2,585,746	63,463,369	45,638,457
Shares redeemed	(25,113,110)	(14,679,369)	(443,991,743)	(252,581,131)
Net increase (decrease)	31,231,452	24,379,648	$539,748,976	$424,834,416
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	48,198,907	35,873,441	$898,339,757	$655,085,363
Reinvestment of distributions	2,015,651	1,238,632	34,341,782	23,270,096
Shares redeemed	(19,821,822)	(18,227,142)	(368,557,433)	(332,963,701)
Net increase (decrease)	30,392,736	18,884,931	$564,124,106	$345,391,758
Institutional Premium Class
Shares sold	35,972,492	21,221,516	$669,708,444	$386,744,447
Reinvestment of distributions	2,175,524	1,391,995	37,120,831	26,136,030
Shares redeemed	(14,215,858)	(8,196,588)	(267,109,887)	(148,462,948)
Net increase (decrease)	23,932,158	14,416,923	$439,719,388	$264,417,529
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	41,329,948	31,885,175	$774,688,756	$587,361,959
Reinvestment of distributions	1,827,516	1,150,478	31,275,666	21,773,814
Shares redeemed	(21,182,507)	(18,031,620)	(393,490,190)	(332,440,351)
Net increase (decrease)	21,974,957	15,004,033	$412,474,232	$276,695,422
Institutional Premium Class
Shares sold	37,037,978	26,478,063	$694,294,350	$486,695,318
Reinvestment of distributions	2,626,265	1,752,195	44,981,335	33,126,064
Shares redeemed	(17,159,339)	(10,558,906)	(324,466,363)	(192,228,150)
Net increase (decrease)	22,504,904	17,671,352	$414,809,322	$327,593,232
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	31,102,330	22,795,428	$587,084,685	$422,432,733
Reinvestment of distributions	1,281,792	787,814	22,141,391	14,967,831
Shares redeemed	(14,162,066)	(11,711,569)	(266,043,441)	(217,232,633)
Net increase (decrease)	18,222,056	11,871,673	$343,182,635	$220,167,931
Institutional Premium Class
Shares sold	27,665,080	16,857,917	$521,974,540	$311,218,678
Reinvestment of distributions	1,540,297	986,800	26,649,613	18,734,886
Shares redeemed	(10,564,473)	(5,325,846)	(201,369,366)	(97,515,024)
Net increase (decrease)	18,640,904	12,518,871	$347,254,787	$232,438,540
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	27,266,599	19,485,896	$515,705,720	$362,838,945
Reinvestment of distributions	1,103,518	733,407	19,161,115	13,906,968
Shares redeemed	(13,249,805)	(11,232,335)	(247,155,684)	(209,630,208)
Net increase (decrease)	15,120,312	8,986,968	$287,711,151	$167,115,705
Institutional Premium Class
Shares sold	26,474,364	19,205,023	$502,180,707	$357,353,233
Reinvestment of distributions	1,473,866	1,038,931	25,619,228	19,697,056
Shares redeemed	(13,013,944)	(6,421,264)	(249,087,489)	(118,465,640)
Net increase (decrease)	14,934,286	13,822,690	$278,712,446	$258,584,649
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	19,363,119	11,734,275	$289,383,068	$172,500,761
Reinvestment of distributions	633,759	338,818	8,717,335	5,101,760
Shares redeemed	(7,026,163)	(5,176,289)	(104,209,605)	(76,127,408)
Net increase (decrease)	12,970,715	6,896,804	$193,890,798	$101,475,113
Institutional Premium Class
Shares sold	15,924,100	9,594,512	$238,583,757	$140,660,073
Reinvestment of distributions	691,027	393,287	9,526,370	5,919,894
Shares redeemed	(5,791,641)	(2,733,034)	(87,706,132)	(39,756,753)
Net increase (decrease)	10,823,486	7,254,765	$160,403,995	$106,823,214
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	9,205,501	4,872,076	$112,467,080	$58,667,848
Reinvestment of distributions	234,999	111,693	2,633,167	1,361,004
Shares redeemed	(3,307,359)	(1,710,846)	(39,824,298)	(20,585,300)
Net increase (decrease)	6,133,141	3,272,923	$75,275,949	$39,443,552
Institutional Premium Class
Shares sold	7,592,609	4,305,772	$92,988,816	$51,680,005
Reinvestment of distributions	209,909	94,964	2,354,810	1,158,287
Shares redeemed	(2,773,756)	(957,866)	(34,063,299)	(11,538,248)
Net increase (decrease)	5,028,762	3,442,870	$61,280,327	$41,300,044
9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2015 Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund
Fidelity Series Global ex U.S. Index Fund	-	10%	12%	18%	15%	16%
Fidelity Series Treasury Bill Index Fund	17%	38%	22%	-%	-%	-%

Fund	Fidelity Freedom Index 2045 Fund
Fidelity Series Global ex U.S. Index Fund	10%
Fidelity Series Treasury Bill Index Fund	–

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Treasury Bill Index Fund	99%
Fidelity Series Global ex U.S. Index Fund	100%
Fidelity Total Market Index Fund	26%

Subsequent to period end, the investment adviser reallocated investments of certain Funds. This involved a taxable redemption of certain Funds' interest in Fidelity Total Market Index Fund Class F and Fidelity U.S. Bond Index Fund Class F in-kind for investments, including accrued interest, and cash and a non-taxable exchange of those investments and cash for shares of Fidelity Series Total Market Index Fund and Fidelity Series Bond Index Fund. As a result of this redemption, the Funds' ownership of Fidelity Total Market Index Fund Class F and Fidelity U.S. Bond Index Fund Class F was reduced to 0%.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except Fidelity Freedom Index 2060 Fund; the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 5, 2014 to March 31, 2015 for the Fidelity Freedom Index 2060 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 17, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 260 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Fidelity Freedom Index Income Fund
Investor Class	.12%
Actual		$1,000.00	$1,026.30	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.06%
Actual		$1,000.00	$1,026.00	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2005 Fund
Investor Class	.12%
Actual		$1,000.00	$1,021.70	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.06%
Actual		$1,000.00	$1,021.40	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2010 Fund
Investor Class	.12%
Actual		$1,000.00	$1,017.40	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.06%
Actual		$1,000.00	$1,017.10	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2015 Fund
Investor Class	.12%
Actual		$1,000.00	$1,012.50	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.06%
Actual		$1,000.00	$1,012.90	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2020 Fund
Investor Class	.11%
Actual		$1,000.00	$1,008.50	$.55
Hypothetical-C		$1,000.00	$1,024.38	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$1,009.50	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Fidelity Freedom Index 2025 Fund
Investor Class	.11%
Actual		$1,000.00	$1,005.40	$.55
Hypothetical-C		$1,000.00	$1,024.38	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$1,005.90	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Fidelity Freedom Index 2030 Fund
Investor Class	.11%
Actual		$1,000.00	$998.50	$.55
Hypothetical-C		$1,000.00	$1,024.38	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$999.40	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Fidelity Freedom Index 2035 Fund
Investor Class	.11%
Actual		$1,000.00	$989.00	$.55
Hypothetical-C		$1,000.00	$1,024.38	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$989.40	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Fidelity Freedom Index 2040 Fund
Investor Class	.11%
Actual		$1,000.00	$985.70	$.54
Hypothetical-C		$1,000.00	$1,024.38	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$986.60	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Fidelity Freedom Index 2045 Fund
Investor Class	.11%
Actual		$1,000.00	$986.30	$.54
Hypothetical-C		$1,000.00	$1,024.38	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$986.20	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Fidelity Freedom Index 2050 Fund
Investor Class	.11%
Actual		$1,000.00	$985.50	$.54
Hypothetical-C		$1,000.00	$1,024.38	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$986.40	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Fidelity Freedom Index 2055 Fund
Investor Class	.11%
Actual		$1,000.00	$985.90	$.54
Hypothetical-C		$1,000.00	$1,024.38	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$986.30	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Fidelity Freedom Index 2060 Fund
Investor Class	.11%
Actual		$1,000.00	$986.10	$.54
Hypothetical-C		$1,000.00	$1,024.38	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$986.40	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Index Income Fund
Investor Class	05/06/19	05/03/19	$0.021	$0.008
Institutional Premium Class	05/06/19	05/03/19	$0.022	$0.008
Fidelity Freedom Index 2005 Fund
Investor Class	05/13/19	05/10/19	$0.055	$0.013
Institutional Premium Class	05/13/19	05/10/19	$0.057	$0.013
Fidelity Freedom Index 2010 Fund
Investor Class	05/13/19	05/10/19	$0.048	$0.027
Institutional Premium Class	05/13/19	05/10/19	$0.049	$0.027
Fidelity Freedom Index 2015 Fund
Investor Class	05/13/19	05/10/19	$0.046	$0.027
Institutional Premium Class	05/13/19	05/10/19	$0.048	$0.027
Fidelity Freedom Index 2020 Fund
Investor Class	05/13/19	05/10/19	$0.041	$0.018
Institutional Premium Class	05/13/19	05/10/19	$0.043	$0.018
Fidelity Freedom Index 2025 Fund
Investor Class	05/13/19	05/10/19	$0.036	$0.024
Institutional Premium Class	05/13/19	05/10/19	$0.038	$0.024
Fidelity Freedom Index 2030 Fund
Investor Class	05/13/19	05/10/19	$0.028	$0.028
Institutional Premium Class	05/13/19	05/10/19	$0.030	$0.028
Fidelity Freedom Index 2035 Fund
Investor Class	05/13/19	05/10/19	$0.013	$0.040
Institutional Premium Class	05/13/19	05/10/19	$0.016	$0.040
Fidelity Freedom Index 2040 Fund
Investor Class	05/13/19	05/10/19	$0.006	$0.033
Institutional Premium Class	05/13/19	05/10/19	$0.008	$0.033
Fidelity Freedom Index 2045 Fund
Investor Class	05/13/19	05/10/19	$0.006	$0.034
Institutional Premium Class	05/13/19	05/10/19	$0.009	$0.034
Fidelity Freedom Index 2050 Fund
Investor Class	05/13/19	05/10/19	$0.006	$0.032
Institutional Premium Class	05/13/19	05/10/19	$0.008	$0.032
Fidelity Freedom Index 2055 Fund
Investor Class	05/13/19	05/10/19	$0.004	$0.029
Institutional Premium Class	05/13/19	05/10/19	$0.006	$0.029
Fidelity Freedom Index 2060 Fund
Investor Class	05/13/19	05/10/19	$0.003	$0.025
Institutional Premium Class	05/13/19	05/10/19	$0.004	$0.025

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index Income Fund	$ 2,185,327
Fidelity Freedom Index 2005 Fund	$ 1,134,239
Fidelity Freedom Index 2010 Fund	$ 11,275,532
Fidelity Freedom Index 2015 Fund	$ 12,640,169
Fidelity Freedom Index 2020 Fund	$ 8,523,963
Fidelity Freedom Index 2025 Fund	$ 6,332,899
Fidelity Freedom Index 2030 Fund	$ 7,297,432
Fidelity Freedom Index 2035 Fund	$ 7,681,935
Fidelity Freedom Index 2040 Fund	$ 4,939,470
Fidelity Freedom Index 2045 Fund	$ 3,279,692
Fidelity Freedom Index 2050 Fund	$ 2,741,834
Fidelity Freedom Index 2055 Fund	$ 1,465,366
Fidelity Freedom Index 2060 Fund	$ 453,995

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	43.92%
Fidelity Freedom Index 2005 Fund	34.13%
Fidelity Freedom Index 2010 Fund	30.04%
Fidelity Freedom Index 2015 Fund	27.27%
Fidelity Freedom Index 2020 Fund	21.62%
Fidelity Freedom Index 2025 Fund	18.22%
Fidelity Freedom Index 2030 Fund	11.71%
Fidelity Freedom Index 2035 Fund	6.80%
Fidelity Freedom Index 2040 Fund	5.38%
Fidelity Freedom Index 2045 Fund	5.41%
Fidelity Freedom Index 2050 Fund	5.40%
Fidelity Freedom Index 2055 Fund	5.43%
Fidelity Freedom Index 2060 Fund	5.32%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Institutional Premium Class
Fidelity Freedom Index Income Fund
April 2018	0%	0%
May 2018	12%	12%
June 2018	12%	12%
July 2018	12%	12%
August 2018	12%	12%
September 2018	13%	12%
October 2018	13%	12%
November 2018	13%	12%
December 2018	13%	12%
February 2019	0%	0%
March 2019	0%	0%
Fidelity Freedom Index 2005 Fund
May 2018	1%	1%
December 2018	19%	18%
Fidelity Freedom Index 2010 Fund
May 2018	1%	1%
December 2018	24%	23%
Fidelity Freedom Index 2015 Fund
May 2018	2%	2%
December 2018	29%	28%
Fidelity Freedom Index 2020 Fund
May 2018	2%	2%
December 2018	33%	32%
Fidelity Freedom Index 2025 Fund
May 2018	3%	3%
December 2018	37%	36%
Fidelity Freedom Index 2030 Fund
May 2018	4%	4%
December 2018	44%	43%
Fidelity Freedom Index 2035 Fund
May 2018	12%	9%
December 2018	52%	51%
Fidelity Freedom Index 2040 Fund
May 2018	15%	12%
December 2018	55%	54%
Fidelity Freedom Index 2045 Fund
May 2018	16%	12%
December 2018	55%	54%
Fidelity Freedom Index 2050 Fund
May 2018	9%	7%
December 2018	55%	54%
Fidelity Freedom Index 2055 Fund
May 2018	14%	10%
December 2018	55%	54%
Fidelity Freedom Index 2060 Fund
May 2018	19%	16%
December 2018	54%	54%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	Investor Class	Institutional Premium Class
Fidelity Freedom Index Income Fund
April 2018	0%	0%
May 2018	19%	19%
June 2018	20%	20%
July 2018	20%	20%
August 2018	20%	20%
September 2018	20%	19%
October 2018	21%	19%
November 2018	21%	19%
December 2018	20%	20%
February 2019	0%	0%
March 2019	0%	0%
Fidelity Freedom Index 2005 Fund
May 2018	2%	2%
December 2018	38%	37%
Fidelity Freedom Index 2010 Fund
May 2018	2%	2%
December 2018	44%	43%
Fidelity Freedom Index 2015 Fund
May 2018	3%	3%
December 2018	50%	49%
Fidelity Freedom Index 2020 Fund
May 2018	3%	3%
December 2018	55%	54%
Fidelity Freedom Index 2025 Fund
May 2018	5%	5%
December 2018	60%	59%
Fidelity Freedom Index 2030 Fund
May 2018	7%	7%
December 2018	70%	69%
Fidelity Freedom Index 2035 Fund
May 2018	19%	14%
December 2018	84%	82%
Fidelity Freedom Index 2040 Fund
May 2018	25%	20%
December 2018	87%	86%
Fidelity Freedom Index 2045 Fund
May 2018	26%	19%
December 2018	88%	86%
Fidelity Freedom Index 2050 Fund
May 2018	15%	12%
December 2018	87%	86%
Fidelity Freedom Index 2055 Fund
May 2018	23%	17%
December 2018	87%	86%
Fidelity Freedom Index 2060 Fund
May 2018	31%	26%
December 2018	88%	87%

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

In January 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the amended and restated management contract (Amended Advisory Contract) between FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and each fund to add a management fee payable by each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a range of information.

The Board noted that, under each fund's current management contract (Current Advisory Contract), the funds do not pay a management fee to FMRC. Instead, the Board noted, each fund currently indirectly incurs a portion of the management fee and other expenses of each underlying fund in which each fund invests (Underlying Funds) and that such expenses are currently reflected in each fund's expense ratio as acquired fund fees and expenses. The Board considered that, under each fund's Amended Advisory Contract, each class of each fund will pay a monthly management fee to FMRC at an annual rate for the class.

The Board considered that the increase in each fund's management fee under the Amended Advisory Contract will result in the fund's management fee rate ranking equal to the median of the management fee rates of its competitor funds based on the competitive mapped group data provided to the Board in July 2018 in connection with the annual renewal of advisory contracts. However, the Board further considered that the increase in management fees will be offset by a decrease in each fund's acquired fund fees and expenses as a result of allocations to new Underlying Funds and fee reductions for certain existing Underlying Funds under amended management contracts, sub-advisory agreements, transfer agent agreements, and pricing and bookkeeping agreements (collectively, the Amended Underlying Fund Arrangements). The Board noted that, once the Amended Underlying Fund Arrangements take effect, the Underlying Funds will no longer pay any operating expenses, except 12b-1 fees, interest and taxes, independent trustee expenses, custodian fees, expenses related to proxy solicitations and extraordinary expenses (such as litigation expenses), and thus the funds' acquired fund fees and expenses will be significantly reduced. The Board also noted that each class's management fee under the Amended Advisory Contract will be set at or below the existing "capped" total expense level provided by separate contractual arrangements and that, as a result, the total expenses incurred by shareholders of each class of each fund under the Amended Advisory Contract will be equal to or less than the total expenses that each class of each fund would have paid under the current pricing structure. The Board also noted that, once the Amended Underlying Fund Arrangements take effect, the funds' total expenses are expected to be more predictable because all the Underlying Funds will be priced similarly and, thus, the funds' investment decisions will not result in shifting expense levels.

The Board considered that the approval of each Amended Advisory Contract would not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature, extent or quality of services provided to each fund; or (iii) the day-to-day management of each fund and the personnel primarily responsible for such management. The Board considered that, like the Current Advisory Contracts, the Amended Advisory Contracts provide that FMRC or an affiliate undertakes to pay all operating expenses of the funds, except 12b-1 fees, Independent Trustee expenses, interest, taxes, expenses related to proxy solicitation, and extraordinary expenses (such as litigation expenses).

In connection with its consideration of future renewals of each fund's management contract, the Board will consider, among other things,: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each class of the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structure is fair and reasonable, and that each fund's Amended Advisory Contract should be approved.

FRX-ANN-0519
1.899264.109

Fidelity Flex℠ Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Flex℠ Freedom Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Flex℠ Freedom Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom Income Fund	3.63%	3.75%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom Income Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,689	Fidelity Flex℠ Freedom Income Fund
$10,406	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex℠ Freedom 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2005 Fund	3.43%	4.27%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2005 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,787	Fidelity Flex℠ Freedom 2005 Fund
$10,406	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex℠ Freedom 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2010 Fund	3.40%	4.75%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2010 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,877	Fidelity Flex℠ Freedom 2010 Fund
$10,406	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex℠ Freedom 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2015 Fund	3.37%	5.23%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2015 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500® Index performed over the same period.

Period Ending Values
$10,967	Fidelity Flex℠ Freedom 2015 Fund
$10,406	Bloomberg Barclays U.S. Aggregate Bond Index
$12,068	S&P 500® Index

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed-income and short-term funds currently represent the majority of the fund’s assets.

Fidelity Flex℠ Freedom 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2020 Fund	3.28%	5.52%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2020 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,022	Fidelity Flex℠ Freedom 2020 Fund
$12,068	S&P 500® Index

Fidelity Flex℠ Freedom 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2025 Fund	3.28%	5.80%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2025 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,076	Fidelity Flex℠ Freedom 2025 Fund
$12,068	S&P 500® Index

Fidelity Flex℠ Freedom 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2030 Fund	3.09%	6.45%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2030 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,199	Fidelity Flex℠ Freedom 2030 Fund
$12,068	S&P 500® Index

Fidelity Flex℠ Freedom 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2035 Fund	2.75%	6.87%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2035 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,279	Fidelity Flex℠ Freedom 2035 Fund
$12,068	S&P 500® Index

Fidelity Flex℠ Freedom 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2040 Fund	2.57%	6.83%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2040 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,271	Fidelity Flex℠ Freedom 2040 Fund
$12,068	S&P 500® Index

Fidelity Flex℠ Freedom 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2045 Fund	2.55%	6.83%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2045 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,271	Fidelity Flex℠ Freedom 2045 Fund
$12,068	S&P 500® Index

Fidelity Flex℠ Freedom 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2050 Fund	2.55%	6.82%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2050 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,269	Fidelity Flex℠ Freedom 2050 Fund
$12,068	S&P 500® Index

Fidelity Flex℠ Freedom 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2055 Fund	2.56%	6.83%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2055 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,271	Fidelity Flex℠ Freedom 2055 Fund
$12,068	S&P 500® Index

Fidelity Flex℠ Freedom 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2019	Past 1 year	Life of FundA
Fidelity Flex℠ Freedom 2060 Fund	2.55%	6.82%

 A Fund commenced operations on June 8, 2017.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2060 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,269	Fidelity Flex℠ Freedom 2060 Fund
$12,068	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy remained in expansion for the 12 months ending March 31, 2019, but growth was less synchronous and uneven. Many major economies progressed toward more-advanced stages of the business cycle. Financial markets responded favorably to the U.S. Federal Reserve’s shift away from its monetary tightening bias in the first quarter of 2019. Most economic indicators remained tepid, although China displayed some initial signs of stabilizing activity, and stepped up the pace of fiscal and monetary stimulus in the first quarter. Against this backdrop, the MSCI World ex USA Index of non-U.S. equity markets returned -2.91% for the year. Much of the negative impact came in the volatile fourth quarter of 2018, when the index returned -13%, followed by a sharp rebound to begin 2019. Among regions in the index, stocks in resource-rich Canada gained 4%, benefiting from rising crude-oil prices early and late in the period, while Asia Pacific ex Japan (+4%) was aided by stabilizing returns in Hong Kong, which rose 8%. Conversely, stocks in Japan (-8%), emerging markets (0%) and Europe ex U.K. (-4%) lagged. Results at home were markedly better. The U.S. equity bellwether S&P 500® index rose 9.50%. Nine of 11 sectors in the S&P 500® had a positive return. Three defensive sectors stood out: real estate (+21%), utilities (+19%) and health care (+15%). Conversely, some economically sensitive sectors struggled, with financials (-5%) faring worst. The small-cap-oriented Russell 2000® Index gained 2.05% for the 12 months. Commodities also lagged, as evidenced by the -5.25% result of the Bloomberg Barclays Commodity Index Total Return. U.S. investment-grade bonds gained 4.48%, according to the Bloomberg Barclays U.S. Aggregate Bond Index, largely driven by surging returns for credit-sensitive sectors. U.S. corporate bonds increased 4.89%, according to the Bloomberg Barclays Credit Bond Index. Elsewhere, securitized sectors fared well, led by commercial mortgage-backed securities (+5.43%). Agency bonds and Treasury Inflation-Protected Securities (TIPS) lagged, as measured by the 3.73% return of the Bloomberg Barclays Agency Bond Index and the 2.70% advance of the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), respectively.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year ending March 31, 2019, shares of each Fidelity Flex Freedom® Fund posted a gain, ranging from 3.63% for Fidelity Flex Freedom Income Fund to 2.55% for Fidelity Flex Freedom 2060 Fund. Each Fund lagged its respective Composite index by roughly 1 to 2 percentage points. Both underlying investment performance and top-down active asset allocation were responsible for the Funds' underperformance of Composites. In terms of investment performance, returns among underlying U.S. equity funds detracted most. Most notable was an investment in Fidelity Series Intrinsic Opportunities Fund, which trailed its benchmark, the Russell 3000® Index, by nearly 10 percentage points the past year because the manager's value-oriented investment style was out of favor. To a lesser extent, the Funds' overall exposure to non-U.S. equities also hurt relative performance, as returns here lagged the -4.04% return of the MSCI All Country World ex U.S.A. Index, the Composites' benchmark for the asset class. Conversely, the performance of the Funds' underlying investment-grade bond investments added value versus Composites. From an active asset allocation perspective, non-Composite exposure to commodities held back the Funds' results most. Overweighting emerging-markets funds also detracted, as did underweighting U.S. equities – one of the better-performing asset classes. Intra-asset allocation decisions – investments made within the major asset classes (equities and fixed-income) – also had a negative influence on the Funds’ relative results. In particular, allocations within U.S. equities and non U.S.-equities proved disappointing the past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  At its May 2018 meeting, the Board of Trustees approved incremental updates to the glide path and strategic asset allocation of Fidelity Flex Freedom Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds, and slightly reducing the equity and short-term debt allocations for shorter-dated Funds. These updates have been fully implemented. At its May 2019 meeting, the Board of Trustees approved adjusting the equity composition of the strategic asset allocation from 70%/30% to 60%/40% for U.S./non-U.S. equities.

Fidelity Flex℠ Freedom Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.4
Fidelity Series Government Money Market Fund 2.50%	17.8
Fidelity Series Inflation-Protected Bond Index Fund	13.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Opportunities Fund	3.2
Fidelity Series Commodity Strategy Fund	3.0
Fidelity Series International Growth Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series Intrinsic Opportunities Fund	1.5
89.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.3%
International Equity Funds	9.0%
Bond Funds	57.4%
Short-Term Funds	22.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Income Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 11.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	37	$354
Fidelity Series Blue Chip Growth Fund (a)	44	649
Fidelity Series Commodity Strategy Fund (a)	669	3,191
Fidelity Series Growth Company Fund (a)	77	1,298
Fidelity Series Intrinsic Opportunities Fund (a)	97	1,595
Fidelity Series Large Cap Stock Fund (a)	94	1,380
Fidelity Series Large Cap Value Index Fund (a)	31	386
Fidelity Series Opportunistic Insights Fund (a)	40	698
Fidelity Series Small Cap Discovery Fund (a)	17	187
Fidelity Series Small Cap Opportunities Fund (a)	43	573
Fidelity Series Stock Selector Large Cap Value Fund (a)	89	1,051
Fidelity Series Value Discovery Fund (a)	60	743
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,329)		12,105

International Equity Funds - 9.0%
Fidelity Series Canada Fund (a)	26	267
Fidelity Series Emerging Markets Fund (a)	39	379
Fidelity Series Emerging Markets Opportunities Fund (a)	185	3,431
Fidelity Series International Growth Fund (a)	164	2,489
Fidelity Series International Small Cap Fund (a)	38	597
Fidelity Series International Value Fund (a)	266	2,473
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,919)		9,636

Bond Funds - 57.4%
Fidelity Series Emerging Markets Debt Fund (a)	78	750
Fidelity Series Floating Rate High Income Fund (a)	17	161
Fidelity Series High Income Fund (a)	86	805
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,455	14,228
Fidelity Series International Credit Fund (a)	6	54
Fidelity Series Investment Grade Bond Fund (a)	3,569	39,905
Fidelity Series Long-Term Treasury Bond Index Fund (a)	547	4,854
Fidelity Series Real Estate Income Fund (a)	46	501
TOTAL BOND FUNDS
(Cost $61,475)		61,258

Short-Term Funds - 22.3%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	19,073	19,073
Fidelity Series Short-Term Credit Fund (a)	478	4,769
TOTAL SHORT-TERM FUNDS
(Cost $23,846)		23,842
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $107,569)		106,841
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$106,839

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$443	$--	$460	$--	$48	$(31)	$--
Fidelity Series All-Sector Equity Fund	849	136	617	88	7	(21)	354
Fidelity Series Blue Chip Growth Fund	878	195	483	88	42	17	649
Fidelity Series Canada Fund	259	90	90	6	--	8	267
Fidelity Series Commodity Strategy Fund	2,193	1,599	349	133	(3)	(249)	3,191
Fidelity Series Emerging Markets Debt Fund	782	170	164	46	(14)	(24)	750
Fidelity Series Emerging Markets Fund	--	384	10	1	--	5	379
Fidelity Series Emerging Markets Opportunities Fund	3,179	1,636	931	276	(5)	(448)	3,431
Fidelity Series Floating Rate High Income Fund	250	26	108	16	(3)	(4)	161
Fidelity Series Government Money Market Fund 2.50%	23,960	3,597	8,484	438	--	--	19,073
Fidelity Series Growth Company Fund	1,755	418	908	145	89	(56)	1,298
Fidelity Series High Income Fund	1,552	98	827	93	(23)	5	805
Fidelity Series Inflation-Protected Bond Index Fund	3,913	10,286	37	247	(1)	67	14,228
Fidelity Series International Credit Fund	38	16	--	3	--	--	54
Fidelity Series International Growth Fund	2,691	854	941	158	(1)	(114)	2,489
Fidelity Series International Small Cap Fund	668	223	200	52	(2)	(92)	597
Fidelity Series International Value Fund	2,640	674	544	86	(4)	(293)	2,473
Fidelity Series Intrinsic Opportunities Fund	2,156	309	751	130	60	(179)	1,595
Fidelity Series Investment Grade Bond Fund	39,273	2,308	2,251	1,277	(42)	617	39,905
Fidelity Series Large Cap Stock Fund	1,920	373	901	159	39	(51)	1,380
Fidelity Series Large Cap Value Index Fund	550	71	248	18	12	1	386
Fidelity Series Long-Term Treasury Bond Index Fund	2,147	3,453	942	108	(41)	237	4,854
Fidelity Series Opportunistic Insights Fund	962	159	458	61	30	5	698
Fidelity Series Real Estate Equity Fund	173	8	189	3	(9)	17	--
Fidelity Series Real Estate Income Fund	472	46	26	37	(1)	10	501
Fidelity Series Short-Term Credit Fund	5,864	626	1,774	133	(21)	74	4,769
Fidelity Series Small Cap Discovery Fund	262	51	110	28	1	(17)	187
Fidelity Series Small Cap Opportunities Fund	799	155	376	68	13	(18)	573
Fidelity Series Stock Selector Large Cap Value Fund	1,499	190	621	92	1	(18)	1,051
Fidelity Series Value Discovery Fund	1,065	138	453	46	4	(11)	743
Total	$103,192	$28,289	$24,253	$4,036	$176	$(563)	$106,841

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $107,569)	$106,841
Total Investment in Securities (cost $107,569)		$106,841
Receivable for investments sold		1,001
Total assets		107,842
Liabilities
Payable for investments purchased	$1,003
Total liabilities		1,003
Net Assets		$106,839
Net Assets consist of:
Paid in capital		$106,723
Total distributable earnings (loss)		116
Net Assets, for 10,678 shares outstanding		$106,839
Net Asset Value, offering price and redemption price per share ($106,839 ÷ 10,678 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,606
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	176
Capital gain distributions from underlying funds:
Affiliated issuers	1,430
Total net realized gain (loss)		1,606
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(563)
Total change in net unrealized appreciation (depreciation)		(563)
Net gain (loss)		1,043
Net increase (decrease) in net assets resulting from operations		$3,648

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,605	$1,843
Net realized gain (loss)	1,606	1,513
Change in net unrealized appreciation (depreciation)	(563)	(165)
Net increase (decrease) in net assets resulting from operations	3,648	3,191
Distributions to shareholders	(4,468)	–
Distributions to shareholders from net investment income	–	(1,651)
Distributions to shareholders from net realized gain	–	(604)
Total distributions	(4,468)	(2,255)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	4,468	2,255
Net increase (decrease) in net assets resulting from share transactions	4,468	102,255
Total increase (decrease) in net assets	3,648	103,191
Net Assets
Beginning of period	103,191	–
End of period	$106,839	$103,191
Other Information
Undistributed net investment income end of period		$192
Shares
Sold	–	10,000
Issued in reinvestment of distributions	456	222
Net increase (decrease)	456	10,222

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Income Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.18
Net realized and unrealized gain (loss)	.10	.13
Total from investment operations	.35	.31
Distributions from net investment income	(.25)	(.16)
Distributions from net realized gain	(.18)	(.06)
Total distributions	(.43)	(.22)
Net asset value, end of period	$10.01	$10.09
Total ReturnC	3.63%	3.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F	- %G
Expenses net of fee waivers, if any	- %F	- %G
Expenses net of all reductions	- %F	- %G
Net investment income (loss)	2.51%	2.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$103
Portfolio turnover rateD	23%	10%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.5
Fidelity Series Government Money Market Fund 2.50%	14.9
Fidelity Series Inflation-Protected Bond Index Fund	11.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series Short-Term Credit Fund	3.7
Fidelity Series International Growth Fund	3.1
Fidelity Series International Value Fund	3.1
Fidelity Series Commodity Strategy Fund	3.0
Fidelity Series Intrinsic Opportunities Fund	2.5
85.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.9%
International Equity Funds	11.6%
Bond Funds	52.9%
Short-Term Funds	18.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2005 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 16.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	62	$599
Fidelity Series Blue Chip Growth Fund (a)	73	1,076
Fidelity Series Commodity Strategy Fund (a)	675	3,221
Fidelity Series Growth Company Fund (a)	129	2,181
Fidelity Series Intrinsic Opportunities Fund (a)	163	2,679
Fidelity Series Large Cap Stock Fund (a)	159	2,323
Fidelity Series Large Cap Value Index Fund (a)	52	649
Fidelity Series Opportunistic Insights Fund (a)	67	1,173
Fidelity Series Small Cap Discovery Fund (a)	28	313
Fidelity Series Small Cap Opportunities Fund (a)	72	963
Fidelity Series Stock Selector Large Cap Value Fund (a)	150	1,768
Fidelity Series Value Discovery Fund (a)	100	1,253
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,493)		18,198

International Equity Funds - 11.6%
Fidelity Series Canada Fund (a)	35	357
Fidelity Series Emerging Markets Fund (a)	49	475
Fidelity Series Emerging Markets Opportunities Fund (a)	232	4,295
Fidelity Series International Growth Fund (a)	219	3,325
Fidelity Series International Small Cap Fund (a)	51	797
Fidelity Series International Value Fund (a)	355	3,303
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,950)		12,552

Bond Funds - 52.9%
Fidelity Series Emerging Markets Debt Fund (a)	79	757
Fidelity Series Floating Rate High Income Fund (a)	17	162
Fidelity Series High Income Fund (a)	86	812
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,268	12,403
Fidelity Series International Credit Fund (a)	6	55
Fidelity Series Investment Grade Bond Fund (a)	3,331	37,236
Fidelity Series Long-Term Treasury Bond Index Fund (a)	573	5,082
Fidelity Series Real Estate Income Fund (a)	46	506
TOTAL BOND FUNDS
(Cost $57,198)		57,013

Short-Term Funds - 18.6%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	16,087	16,087
Fidelity Series Short-Term Credit Fund (a)	403	4,023
TOTAL SHORT-TERM FUNDS
(Cost $20,110)		20,110
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $108,751)		107,873
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$107,873

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$668	$--	$690	$--	$68	$(46)	$--
Fidelity Series All-Sector Equity Fund	1,281	217	856	153	6	(49)	599
Fidelity Series Blue Chip Growth Fund	1,338	285	625	148	46	32	1,076
Fidelity Series Canada Fund	351	96	99	8	--	9	357
Fidelity Series Commodity Strategy Fund	2,201	1,544	261	140	(7)	(256)	3,221
Fidelity Series Emerging Markets Debt Fund	772	161	138	45	(12)	(26)	757
Fidelity Series Emerging Markets Fund	--	495	26	2	(1)	7	475
Fidelity Series Emerging Markets Opportunities Fund	4,172	1,836	1,096	349	(32)	(585)	4,295
Fidelity Series Floating Rate High Income Fund	250	18	99	16	(3)	(4)	162
Fidelity Series Government Money Market Fund 2.50%	19,357	3,640	6,910	363	--	--	16,087
Fidelity Series Growth Company Fund	2,647	640	1,135	241	94	(65)	2,181
Fidelity Series High Income Fund	1,555	100	824	95	(24)	5	812
Fidelity Series Inflation-Protected Bond Index Fund	3,511	8,871	37	213	(1)	59	12,403
Fidelity Series International Credit Fund	51	4	--	3	--	--	55
Fidelity Series International Growth Fund	3,624	880	1,012	217	(3)	(164)	3,325
Fidelity Series International Small Cap Fund	900	258	228	73	(4)	(129)	797
Fidelity Series International Value Fund	3,575	612	482	118	(4)	(398)	3,303
Fidelity Series Intrinsic Opportunities Fund	3,236	437	773	220	54	(275)	2,679
Fidelity Series Investment Grade Bond Fund	36,345	2,575	2,218	1,182	(44)	578	37,236
Fidelity Series Large Cap Stock Fund	2,895	555	1,087	261	35	(75)	2,323
Fidelity Series Large Cap Value Index Fund	830	92	290	31	14	3	649
Fidelity Series Long-Term Treasury Bond Index Fund	2,293	3,543	958	115	(35)	239	5,082
Fidelity Series Opportunistic Insights Fund	1,451	249	563	106	29	7	1,173
Fidelity Series Real Estate Equity Fund	261	3	272	2	(17)	25	--
Fidelity Series Real Estate Income Fund	485	41	29	37	(1)	10	506
Fidelity Series Short-Term Credit Fund	4,728	751	1,500	110	(17)	61	4,023
Fidelity Series Small Cap Discovery Fund	395	77	131	44	(1)	(27)	313
Fidelity Series Small Cap Opportunities Fund	1,205	246	464	115	7	(31)	963
Fidelity Series Stock Selector Large Cap Value Fund	2,260	280	733	154	(5)	(34)	1,768
Fidelity Series Value Discovery Fund	1,606	189	521	78	1	(22)	1,253
Total	$104,243	$28,695	$24,057	$4,639	$143	$(1,151)	$107,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $108,751)	$107,873
Total Investment in Securities (cost $108,751)		$107,873
Receivable for investments sold		1,014
Total assets		108,887
Liabilities
Payable for investments purchased	$1,014
Total liabilities		1,014
Net Assets		$107,873
Net Assets consist of:
Paid in capital		$107,239
Total distributable earnings (loss)		634
Net Assets, for 10,734 shares outstanding		$107,873
Net Asset Value, offering price and redemption price per share ($107,873 ÷ 10,734 shares)		$10.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,603
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	143
Capital gain distributions from underlying funds:
Affiliated issuers	2,036
Total net realized gain (loss)		2,179
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,151)
Total change in net unrealized appreciation (depreciation)		(1,151)
Net gain (loss)		1,028
Net increase (decrease) in net assets resulting from operations		$3,630

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,602	$1,856
Net realized gain (loss)	2,179	2,114
Change in net unrealized appreciation (depreciation)	(1,151)	273
Net increase (decrease) in net assets resulting from operations	3,630	4,243
Distributions to shareholders	(5,040)	–
Distributions to shareholders from net investment income	–	(1,400)
Distributions to shareholders from net realized gain	–	(800)
Total distributions	(5,040)	(2,200)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	5,040	2,200
Net increase (decrease) in net assets resulting from share transactions	5,040	102,200
Total increase (decrease) in net assets	3,630	104,243
Net Assets
Beginning of period	104,243	–
End of period	$107,873	$104,243
Other Information
Undistributed net investment income end of period		$456
Shares
Sold	–	10,000
Issued in reinvestment of distributions	519	215
Net increase (decrease)	519	10,215

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2005 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.18
Net realized and unrealized gain (loss)	.08	.25
Total from investment operations	.33	.43
Distributions from net investment income	(.25)	(.14)
Distributions from net realized gain	(.24)	(.08)
Total distributions	(.49)	(.22)
Net asset value, end of period	$10.05	$10.21
Total ReturnC	3.43%	4.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F	- %G
Expenses net of fee waivers, if any	- %F	- %G
Expenses net of all reductions	- %F	- %G
Net investment income (loss)	2.49%	2.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$108	$104
Portfolio turnover rateD	23%	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.9
Fidelity Series Government Money Market Fund 2.50%	11.8
Fidelity Series Inflation-Protected Bond Index Fund	9.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Growth Fund	4.0
Fidelity Series International Value Fund	3.9
Fidelity Series Intrinsic Opportunities Fund	3.6
Fidelity Series Large Cap Stock Fund	3.1
Fidelity Series Commodity Strategy Fund	3.0
79.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.3%
International Equity Funds	14.6%
Bond Funds	47.4%
Short-Term Funds	14.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2010 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 23.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	91	$881
Fidelity Series Blue Chip Growth Fund (a)	108	1,587
Fidelity Series Commodity Strategy Fund (a)	681	3,246
Fidelity Series Growth Company Fund (a)	190	3,217
Fidelity Series Intrinsic Opportunities Fund (a)	240	3,953
Fidelity Series Large Cap Stock Fund (a)	234	3,426
Fidelity Series Large Cap Value Index Fund (a)	77	956
Fidelity Series Opportunistic Insights Fund (a)	99	1,730
Fidelity Series Small Cap Discovery Fund (a)	42	463
Fidelity Series Small Cap Opportunities Fund (a)	106	1,420
Fidelity Series Stock Selector Large Cap Value Fund (a)	221	2,610
Fidelity Series Value Discovery Fund (a)	148	1,848
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,701)		25,337

International Equity Funds - 14.6%
Fidelity Series Canada Fund (a)	45	461
Fidelity Series Emerging Markets Fund (a)	60	584
Fidelity Series Emerging Markets Opportunities Fund (a)	285	5,285
Fidelity Series International Growth Fund (a)	283	4,296
Fidelity Series International Small Cap Fund (a)	66	1,030
Fidelity Series International Value Fund (a)	459	4,268
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,448)		15,924

Bond Funds - 47.4%
Fidelity Series Emerging Markets Debt Fund (a)	80	762
Fidelity Series Floating Rate High Income Fund (a)	18	163
Fidelity Series High Income Fund (a)	87	819
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,046	10,235
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	3,008	33,629
Fidelity Series Long-Term Treasury Bond Index Fund (a)	602	5,340
Fidelity Series Real Estate Income Fund (a)	47	510
TOTAL BOND FUNDS
(Cost $51,661)		51,514

Short-Term Funds - 14.7%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	12,791	12,791
Fidelity Series Short-Term Credit Fund (a)	321	3,198
TOTAL SHORT-TERM FUNDS
(Cost $15,989)		15,989
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,799)		108,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$108,764

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$884	$--	$917	$--	$94	$(61)	$--
Fidelity Series All-Sector Equity Fund	1,696	308	1,064	212	9	(68)	881
Fidelity Series Blue Chip Growth Fund	1,753	392	648	213	39	51	1,587
Fidelity Series Canada Fund	439	123	111	10	(3)	13	461
Fidelity Series Commodity Strategy Fund	2,222	1,521	226	144	(7)	(264)	3,246
Fidelity Series Emerging Markets Debt Fund	762	181	144	45	(12)	(25)	762
Fidelity Series Emerging Markets Fund	--	606	30	2	(1)	9	584
Fidelity Series Emerging Markets Opportunities Fund	5,149	2,112	1,202	427	(43)	(731)	5,285
Fidelity Series Floating Rate High Income Fund	250	28	109	16	(2)	(4)	163
Fidelity Series Government Money Market Fund 2.50%	15,228	3,464	5,901	289	--	--	12,791
Fidelity Series Growth Company Fund	3,506	898	1,202	348	80	(65)	3,217
Fidelity Series High Income Fund	1,558	96	815	96	(25)	5	819
Fidelity Series Inflation-Protected Bond Index Fund	2,900	7,430	141	176	(4)	50	10,235
Fidelity Series International Credit Fund	51	5	--	3	--	--	56
Fidelity Series International Growth Fund	4,533	968	988	278	(7)	(210)	4,296
Fidelity Series International Small Cap Fund	1,127	267	192	94	(5)	(167)	1,030
Fidelity Series International Value Fund	4,474	771	461	152	(8)	(508)	4,268
Fidelity Series Intrinsic Opportunities Fund	4,286	763	761	317	39	(374)	3,953
Fidelity Series Investment Grade Bond Fund	33,239	2,668	2,751	1,066	(56)	529	33,629
Fidelity Series Large Cap Stock Fund	3,919	786	1,212	367	31	(98)	3,426
Fidelity Series Large Cap Value Index Fund	1,099	137	301	45	13	8	956
Fidelity Series Long-Term Treasury Bond Index Fund	2,246	3,643	766	122	(25)	242	5,340
Fidelity Series Opportunistic Insights Fund	1,922	347	585	147	26	20	1,730
Fidelity Series Real Estate Equity Fund	342	2	354	3	(23)	33	--
Fidelity Series Real Estate Income Fund	474	57	31	37	(1)	11	510
Fidelity Series Short-Term Credit Fund	3,833	585	1,255	88	(14)	49	3,198
Fidelity Series Small Cap Discovery Fund	523	113	133	61	(4)	(36)	463
Fidelity Series Small Cap Opportunities Fund	1,620	357	508	166	1	(50)	1,420
Fidelity Series Stock Selector Large Cap Value Fund	2,994	435	749	225	(7)	(63)	2,610
Fidelity Series Value Discovery Fund	2,128	287	532	113	--	(35)	1,848
Total	$105,157	$29,350	$24,089	$5,262	$85	$(1,739)	$108,764

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $109,799)	$108,764
Total Investment in Securities (cost $109,799)		$108,764
Receivable for investments sold		1,108
Total assets		109,872
Liabilities
Payable for investments purchased	$1,108
Total liabilities		1,108
Net Assets		$108,764
Net Assets consist of:
Paid in capital		$107,920
Total distributable earnings (loss)		844
Net Assets, for 10,802 shares outstanding		$108,764
Net Asset Value, offering price and redemption price per share ($108,764 ÷ 10,802 shares)		$10.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,594
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,593
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	85
Capital gain distributions from underlying funds:
Affiliated issuers	2,668
Total net realized gain (loss)		2,753
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,739)
Total change in net unrealized appreciation (depreciation)		(1,739)
Net gain (loss)		1,014
Net increase (decrease) in net assets resulting from operations		$3,607

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,593	$1,868
Net realized gain (loss)	2,753	2,585
Change in net unrealized appreciation (depreciation)	(1,739)	704
Net increase (decrease) in net assets resulting from operations	3,607	5,157
Distributions to shareholders	(5,511)	–
Distributions to shareholders from net investment income	–	(1,460)
Distributions to shareholders from net realized gain	–	(950)
Total distributions	(5,511)	(2,410)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	5,511	2,410
Net increase (decrease) in net assets resulting from share transactions	5,511	102,410
Total increase (decrease) in net assets	3,607	105,157
Net Assets
Beginning of period	105,157	–
End of period	$108,764	$105,157
Other Information
Undistributed net investment income end of period		$408
Shares
Sold	–	10,000
Issued in reinvestment of distributions	568	234
Net increase (decrease)	568	10,234

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2010 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.19
Net realized and unrealized gain (loss)	.07	.33
Total from investment operations	.32	.52
Distributions from net investment income	(.25)	(.15)
Distributions from net realized gain	(.29)	(.10)
Total distributions	(.53)C	(.24)D
Net asset value, end of period	$10.07	$10.28
Total ReturnE	3.40%	5.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %I
Expenses net of all reductions	- %H	- %I
Net investment income (loss)	2.46%	2.22%I
Supplemental Data
Net assets, end of period (000 omitted)	$109	$105
Portfolio turnover rateF	23%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.246 and distributions from net realized gain of $.286 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.095 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	27.1
Fidelity Series Government Money Market Fund 2.50%	9.0
Fidelity Series Inflation-Protected Bond Index Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Growth Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Series Intrinsic Opportunities Fund	4.8
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Growth Company Fund	3.9
76.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.8%
International Equity Funds	17.4%
Bond Funds	41.6%
Short-Term Funds	11.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2015 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 29.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	122	$1,172
Fidelity Series Blue Chip Growth Fund (a)	143	2,112
Fidelity Series Commodity Strategy Fund (a)	686	3,270
Fidelity Series Growth Company Fund (a)	253	4,276
Fidelity Series Intrinsic Opportunities Fund (a)	319	5,248
Fidelity Series Large Cap Stock Fund (a)	310	4,537
Fidelity Series Large Cap Value Index Fund (a)	102	1,269
Fidelity Series Opportunistic Insights Fund (a)	131	2,297
Fidelity Series Small Cap Discovery Fund (a)	55	615
Fidelity Series Small Cap Opportunities Fund (a)	140	1,888
Fidelity Series Stock Selector Large Cap Value Fund (a)	294	3,465
Fidelity Series Value Discovery Fund (a)	196	2,451
TOTAL DOMESTIC EQUITY FUNDS
(Cost $33,081)		32,600

International Equity Funds - 17.4%
Fidelity Series Canada Fund (a)	55	567
Fidelity Series Emerging Markets Fund (a)	69	671
Fidelity Series Emerging Markets Opportunities Fund (a)	328	6,070
Fidelity Series International Growth Fund (a)	348	5,284
Fidelity Series International Small Cap Fund (a)	82	1,267
Fidelity Series International Value Fund (a)	565	5,250
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,779)		19,109

Bond Funds - 41.6%
Fidelity Series Emerging Markets Debt Fund (a)	80	768
Fidelity Series Floating Rate High Income Fund (a)	18	165
Fidelity Series High Income Fund (a)	88	825
Fidelity Series Inflation-Protected Bond Index Fund (a)	825	8,072
Fidelity Series International Credit Fund (a)	6	57
Fidelity Series Investment Grade Bond Fund (a)	2,659	29,732
Fidelity Series Long-Term Treasury Bond Index Fund (a)	619	5,489
Fidelity Series Real Estate Income Fund (a)	47	514
TOTAL BOND FUNDS
(Cost $45,722)		45,622

Short-Term Funds - 11.2%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	9,832	9,832
Fidelity Series Short-Term Credit Fund (a)	247	2,458
TOTAL SHORT-TERM FUNDS
(Cost $12,290)		12,290
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $110,872)		109,621
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$109,620

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,112	$--	$1,151	$--	$116	$(77)	$--
Fidelity Series All-Sector Equity Fund	2,132	428	1,284	292	17	(121)	1,172
Fidelity Series Blue Chip Growth Fund	2,204	500	699	279	36	71	2,112
Fidelity Series Canada Fund	532	139	115	12	(1)	12	567
Fidelity Series Commodity Strategy Fund	2,252	1,499	202	147	(8)	(271)	3,270
Fidelity Series Emerging Markets Debt Fund	741	180	117	44	(10)	(26)	768
Fidelity Series Emerging Markets Fund	--	690	28	3	(1)	10	671
Fidelity Series Emerging Markets Opportunities Fund	5,947	2,240	1,222	488	(48)	(847)	6,070
Fidelity Series Floating Rate High Income Fund	250	34	114	14	(1)	(4)	165
Fidelity Series Government Money Market Fund 2.50%	11,499	3,387	5,054	222	--	--	9,832
Fidelity Series Growth Company Fund	4,439	1,173	1,341	454	72	(67)	4,276
Fidelity Series High Income Fund	1,550	104	808	98	(26)	5	825
Fidelity Series Inflation-Protected Bond Index Fund	2,090	6,191	243	139	(6)	40	8,072
Fidelity Series International Credit Fund	51	6	--	3	--	--	57
Fidelity Series International Growth Fund	5,462	1,099	1,006	341	(9)	(262)	5,284
Fidelity Series International Small Cap Fund	1,365	316	202	116	(5)	(207)	1,267
Fidelity Series International Value Fund	5,419	914	448	187	(3)	(632)	5,250
Fidelity Series Intrinsic Opportunities Fund	5,389	964	655	415	30	(480)	5,248
Fidelity Series Investment Grade Bond Fund	29,661	2,710	3,049	945	(67)	477	29,732
Fidelity Series Large Cap Stock Fund	4,974	954	1,292	476	26	(125)	4,537
Fidelity Series Large Cap Value Index Fund	1,382	179	317	59	13	12	1,269
Fidelity Series Long-Term Treasury Bond Index Fund	2,362	3,776	870	126	(28)	249	5,489
Fidelity Series Opportunistic Insights Fund	2,416	453	608	200	20	16	2,297
Fidelity Series Real Estate Equity Fund	426	4	441	3	(30)	41	--
Fidelity Series Real Estate Income Fund	475	61	32	37	(1)	11	514
Fidelity Series Short-Term Credit Fund	2,821	648	1,039	67	(9)	37	2,458
Fidelity Series Small Cap Discovery Fund	657	152	137	81	(6)	(51)	615
Fidelity Series Small Cap Opportunities Fund	2,007	458	508	215	(6)	(63)	1,888
Fidelity Series Stock Selector Large Cap Value Fund	3,764	600	800	294	(9)	(90)	3,465
Fidelity Series Value Discovery Fund	2,674	356	528	148	(1)	(50)	2,451
Total	$106,053	$30,215	$24,310	$5,905	$55	$(2,392)	$109,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $110,872)	$109,621
Total Investment in Securities (cost $110,872)		$109,621
Receivable for investments sold		1,215
Total assets		110,836
Liabilities
Payable for investments purchased	$1,216
Total liabilities		1,216
Net Assets		$109,620
Net Assets consist of:
Paid in capital		$108,594
Total distributable earnings (loss)		1,026
Net Assets, for 10,868 shares outstanding		$109,620
Net Asset Value, offering price and redemption price per share ($109,620 ÷ 10,868 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,583
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	55
Capital gain distributions from underlying funds:
Affiliated issuers	3,322
Total net realized gain (loss)		3,377
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,392)
Total change in net unrealized appreciation (depreciation)		(2,392)
Net gain (loss)		985
Net increase (decrease) in net assets resulting from operations		$3,567

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,582	$1,876
Net realized gain (loss)	3,377	3,036
Change in net unrealized appreciation (depreciation)	(2,392)	1,141
Net increase (decrease) in net assets resulting from operations	3,567	6,053
Distributions to shareholders	(5,994)	–
Distributions to shareholders from net investment income	–	(1,520)
Distributions to shareholders from net realized gain	–	(1,080)
Total distributions	(5,994)	(2,600)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	5,994	2,600
Net increase (decrease) in net assets resulting from share transactions	5,994	102,600
Total increase (decrease) in net assets	3,567	106,053
Net Assets
Beginning of period	106,053	–
End of period	$109,620	$106,053
Other Information
Undistributed net investment income end of period		$356
Shares
Sold	–	10,000
Issued in reinvestment of distributions	618	250
Net increase (decrease)	618	10,250

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2015 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.19
Net realized and unrealized gain (loss)	.08	.42
Total from investment operations	.32	.61
Distributions from net investment income	(.24)	(.15)
Distributions from net realized gain	(.33)	(.11)
Total distributions	(.58)C	(.26)
Net asset value, end of period	$10.09	$10.35
Total ReturnD	3.37%	6.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %H
Expenses net of all reductions	- %G	- %H
Net investment income (loss)	2.43%	2.21%H
Supplemental Data
Net assets, end of period (000 omitted)	$110	$106
Portfolio turnover rateE	23%	14%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.333 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.9
Fidelity Series Government Money Market Fund 2.50%	6.7
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series Intrinsic Opportunities Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series International Value Fund	5.5
Fidelity Series Inflation-Protected Bond Index Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series Growth Company Fund	4.7
73.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.2%
International Equity Funds	19.8%
Bond Funds	36.6%
Short-Term Funds	8.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2020 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	147	$1,415
Fidelity Series Blue Chip Growth Fund (a)	174	2,561
Fidelity Series Commodity Strategy Fund (a)	689	3,285
Fidelity Series Growth Company Fund (a)	306	5,179
Fidelity Series Intrinsic Opportunities Fund (a)	386	6,350
Fidelity Series Large Cap Stock Fund (a)	375	5,488
Fidelity Series Large Cap Value Index Fund (a)	124	1,534
Fidelity Series Opportunistic Insights Fund (a)	160	2,791
Fidelity Series Small Cap Discovery Fund (a)	66	734
Fidelity Series Small Cap Opportunities Fund (a)	169	2,281
Fidelity Series Stock Selector Large Cap Value Fund (a)	355	4,193
Fidelity Series Value Discovery Fund (a)	237	2,964
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,339)		38,775

International Equity Funds - 19.8%
Fidelity Series Canada Fund (a)	64	657
Fidelity Series Emerging Markets Fund (a)	76	746
Fidelity Series Emerging Markets Opportunities Fund (a)	365	6,759
Fidelity Series International Growth Fund (a)	403	6,126
Fidelity Series International Small Cap Fund (a)	95	1,469
Fidelity Series International Value Fund (a)	654	6,086
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,628)		21,843

Bond Funds - 36.6%
Fidelity Series Emerging Markets Debt Fund (a)	80	770
Fidelity Series Floating Rate High Income Fund (a)	18	163
Fidelity Series High Income Fund (a)	88	829
Fidelity Series Inflation-Protected Bond Index Fund (a)	613	5,994
Fidelity Series International Credit Fund (a)	7	69
Fidelity Series Investment Grade Bond Fund (a)	2,356	26,338
Fidelity Series Long-Term Treasury Bond Index Fund (a)	636	5,638
Fidelity Series Real Estate Income Fund (a)	47	516
TOTAL BOND FUNDS
(Cost $40,386)		40,317

Short-Term Funds - 8.4%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	7,418	7,418
Fidelity Series Short-Term Credit Fund (a)	186	1,855
TOTAL SHORT-TERM FUNDS
(Cost $9,272)		9,273
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $111,625)		110,208
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$110,208

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,284	$3	$1,328	$--	$130	$(89)	$--
Fidelity Series All-Sector Equity Fund	2,464	472	1,410	336	23	(134)	1,415
Fidelity Series Blue Chip Growth Fund	2,547	632	735	334	27	90	2,561
Fidelity Series Canada Fund	602	160	116	14	--	11	657
Fidelity Series Commodity Strategy Fund	2,267	1,512	214	147	(8)	(272)	3,285
Fidelity Series Emerging Markets Debt Fund	741	163	99	43	(8)	(27)	770
Fidelity Series Emerging Markets Fund	--	751	14	3	--	9	746
Fidelity Series Emerging Markets Opportunities Fund	6,573	2,509	1,324	540	(56)	(943)	6,759
Fidelity Series Floating Rate High Income Fund	250	16	98	14	(1)	(4)	163
Fidelity Series Government Money Market Fund 2.50%	8,790	3,201	4,573	170	--	--	7,418
Fidelity Series Growth Company Fund	5,134	1,405	1,331	553	49	(78)	5,179
Fidelity Series High Income Fund	1,550	100	799	99	(27)	5	829
Fidelity Series Inflation-Protected Bond Index Fund	1,236	4,914	179	102	(4)	27	5,994
Fidelity Series International Credit Fund	51	18	--	3	--	--	69
Fidelity Series International Growth Fund	6,164	1,154	875	394	(14)	(303)	6,126
Fidelity Series International Small Cap Fund	1,544	345	176	134	(5)	(239)	1,469
Fidelity Series International Value Fund	6,138	1,050	375	214	(1)	(726)	6,086
Fidelity Series Intrinsic Opportunities Fund	6,227	1,255	587	493	14	(559)	6,350
Fidelity Series Investment Grade Bond Fund	26,901	2,477	3,394	847	(85)	439	26,338
Fidelity Series Large Cap Stock Fund	5,804	1,098	1,287	565	22	(149)	5,488
Fidelity Series Large Cap Value Index Fund	1,597	208	299	71	11	17	1,534
Fidelity Series Long-Term Treasury Bond Index Fund	2,388	3,872	850	131	(24)	252	5,638
Fidelity Series Opportunistic Insights Fund	2,791	566	605	238	17	22	2,791
Fidelity Series Real Estate Equity Fund	487	36	540	5	(31)	48	--
Fidelity Series Real Estate Income Fund	485	40	18	37	(1)	10	516
Fidelity Series Short-Term Credit Fund	2,154	582	902	51	(8)	29	1,855
Fidelity Series Small Cap Discovery Fund	760	164	122	95	(8)	(60)	734
Fidelity Series Small Cap Opportunities Fund	2,319	565	505	259	(12)	(86)	2,281
Fidelity Series Stock Selector Large Cap Value Fund	4,349	585	619	351	(9)	(113)	4,193
Fidelity Series Value Discovery Fund	3,090	403	464	177	--	(65)	2,964
Total	$106,687	$30,256	$23,838	$6,420	$(9)	$(2,888)	$110,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $111,625)	$110,208
Total Investment in Securities (cost $111,625)		$110,208
Receivable for investments sold		1,396
Total assets		111,604
Liabilities
Payable for investments purchased	$1,396
Total liabilities		1,396
Net Assets		$110,208
Net Assets consist of:
Paid in capital		$109,039
Total distributable earnings (loss)		1,169
Net Assets, for 10,913 shares outstanding		$110,208
Net Asset Value, offering price and redemption price per share ($110,208 ÷ 10,913 shares)		$10.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,577
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(9)
Capital gain distributions from underlying funds:
Affiliated issuers	3,843
Total net realized gain (loss)		3,834
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,888)
Total change in net unrealized appreciation (depreciation)		(2,888)
Net gain (loss)		946
Net increase (decrease) in net assets resulting from operations		$3,522

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,576	$1,888
Net realized gain (loss)	3,834	3,327
Change in net unrealized appreciation (depreciation)	(2,888)	1,471
Net increase (decrease) in net assets resulting from operations	3,522	6,686
Distributions to shareholders	(6,307)	–
Distributions to shareholders from net investment income	–	(1,570)
Distributions to shareholders from net realized gain	–	(1,160)
Total distributions	(6,307)	(2,730)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	6,307	2,730
Net increase (decrease) in net assets resulting from share transactions	6,307	102,730
Total increase (decrease) in net assets	3,522	106,686
Net Assets
Beginning of period	106,686	–
End of period	$110,208	$106,686
Other Information
Undistributed net investment income end of period		$317
Shares
Sold	–	10,000
Issued in reinvestment of distributions	651	262
Net increase (decrease)	651	10,262

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2020 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.19
Net realized and unrealized gain (loss)	.07	.48
Total from investment operations	.31	.67
Distributions from net investment income	(.24)	(.16)
Distributions from net realized gain	(.36)	(.12)
Total distributions	(.61)C	(.27)D
Net asset value, end of period	$10.10	$10.40
Total ReturnE	3.28%	6.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %I
Expenses net of all reductions	- %H	- %I
Net investment income (loss)	2.41%	2.22%I
Supplemental Data
Net assets, end of period (000 omitted)	$110	$107
Portfolio turnover rateF	22%	14%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.363 per share.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.116 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	20.3
Fidelity Series Emerging Markets Opportunities Fund	6.6
Fidelity Series Intrinsic Opportunities Fund	6.6
Fidelity Series International Growth Fund	6.2
Fidelity Series International Value Fund	6.1
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.6
Fidelity Series Growth Company Fund	5.4
Fidelity Series Government Money Market Fund 2.50%	4.6
Fidelity Series Stock Selector Large Cap Value Fund	4.4
71.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.0%
International Equity Funds	21.8%
Bond Funds	32.4%
Short-Term Funds	5.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2025 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 40.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	170	$1,637
Fidelity Series Blue Chip Growth Fund (a)	200	2,947
Fidelity Series Commodity Strategy Fund (a)	692	3,301
Fidelity Series Growth Company Fund (a)	353	5,970
Fidelity Series Intrinsic Opportunities Fund (a)	446	7,331
Fidelity Series Large Cap Stock Fund (a)	434	6,355
Fidelity Series Large Cap Value Index Fund (a)	143	1,773
Fidelity Series Opportunistic Insights Fund (a)	184	3,212
Fidelity Series Small Cap Discovery Fund (a)	76	847
Fidelity Series Small Cap Opportunities Fund (a)	196	2,637
Fidelity Series Stock Selector Large Cap Value Fund (a)	410	4,841
Fidelity Series Value Discovery Fund (a)	274	3,423
TOTAL DOMESTIC EQUITY FUNDS
(Cost $44,968)		44,274

International Equity Funds - 21.8%
Fidelity Series Canada Fund (a)	71	734
Fidelity Series Emerging Markets Fund (a)	83	810
Fidelity Series Emerging Markets Opportunities Fund (a)	396	7,333
Fidelity Series International Growth Fund (a)	451	6,847
Fidelity Series International Small Cap Fund (a)	106	1,642
Fidelity Series International Value Fund (a)	731	6,801
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,064)		24,167

Bond Funds - 32.4%
Fidelity Series Emerging Markets Debt Fund (a)	81	774
Fidelity Series Floating Rate High Income Fund (a)	18	164
Fidelity Series High Income Fund (a)	89	833
Fidelity Series Inflation-Protected Bond Index Fund (a)	492	4,810
Fidelity Series International Credit Fund (a)	7	69
Fidelity Series Investment Grade Bond Fund (a)	2,015	22,523
Fidelity Series Long-Term Treasury Bond Index Fund (a)	702	6,228
Fidelity Series Real Estate Income Fund (a)	48	519
TOTAL BOND FUNDS
(Cost $35,934)		35,920

Short-Term Funds - 5.8%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	5,119	5,119
Fidelity Series Short-Term Credit Fund (a)	128	1,280
TOTAL SHORT-TERM FUNDS
(Cost $6,398)		6,399
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $112,364)		110,760
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$110,761

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,446	$--	$1,496	$--	$150	$(100)	$--
Fidelity Series All-Sector Equity Fund	2,774	553	1,535	401	30	(185)	1,637
Fidelity Series Blue Chip Growth Fund	2,867	646	688	384	19	103	2,947
Fidelity Series Canada Fund	665	179	121	16	(2)	13	734
Fidelity Series Commodity Strategy Fund	2,284	1,517	216	150	(11)	(273)	3,301
Fidelity Series Emerging Markets Debt Fund	731	160	82	43	(7)	(28)	774
Fidelity Series Emerging Markets Fund	--	825	24	3	(1)	10	810
Fidelity Series Emerging Markets Opportunities Fund	7,122	2,619	1,320	584	(63)	(1,025)	7,333
Fidelity Series Floating Rate High Income Fund	250	18	99	14	(1)	(4)	164
Fidelity Series Government Money Market Fund 2.50%	6,818	2,632	4,331	122	--	--	5,119
Fidelity Series Growth Company Fund	5,867	1,563	1,412	635	42	(90)	5,970
Fidelity Series High Income Fund	1,540	99	784	99	(27)	5	833
Fidelity Series Inflation-Protected Bond Index Fund	877	4,032	117	81	(3)	21	4,810
Fidelity Series International Credit Fund	51	18	--	3	--	--	69
Fidelity Series International Growth Fund	6,786	1,099	684	438	(16)	(338)	6,847
Fidelity Series International Small Cap Fund	1,693	325	104	149	(3)	(269)	1,642
Fidelity Series International Value Fund	6,778	1,156	322	240	4	(815)	6,801
Fidelity Series Intrinsic Opportunities Fund	6,932	1,514	474	568	--	(641)	7,331
Fidelity Series Investment Grade Bond Fund	23,448	2,340	3,568	721	(78)	381	22,523
Fidelity Series Large Cap Stock Fund	6,472	1,199	1,160	647	16	(172)	6,355
Fidelity Series Large Cap Value Index Fund	1,797	218	271	82	10	19	1,773
Fidelity Series Long-Term Treasury Bond Index Fund	2,390	4,531	951	147	(30)	288	6,228
Fidelity Series Opportunistic Insights Fund	3,142	585	544	276	9	20	3,212
Fidelity Series Real Estate Equity Fund	543	45	607	6	(34)	53	--
Fidelity Series Real Estate Income Fund	475	51	16	37	--	9	519
Fidelity Series Short-Term Credit Fund	1,699	420	854	37	(8)	23	1,280
Fidelity Series Small Cap Discovery Fund	855	175	110	107	(7)	(66)	847
Fidelity Series Small Cap Opportunities Fund	2,611	636	490	299	(17)	(103)	2,637
Fidelity Series Stock Selector Large Cap Value Fund	4,896	664	567	405	(12)	(140)	4,841
Fidelity Series Value Discovery Fund	3,479	405	381	203	(2)	(78)	3,423
Total	$107,288	$30,224	$23,328	$6,897	$(42)	$(3,382)	$110,760

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $112,364)	$110,760
Total Investment in Securities (cost $112,364)		$110,760
Receivable for investments sold		1,513
Total assets		112,273
Liabilities
Payable for investments purchased	$1,512
Total liabilities		1,512
Net Assets		$110,761
Net Assets consist of:
Paid in capital		$109,461
Total distributable earnings (loss)		1,300
Net Assets, for 10,955 shares outstanding		$110,761
Net Asset Value, offering price and redemption price per share ($110,761 ÷ 10,955 shares)		$10.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,554
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,553
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(42)
Capital gain distributions from underlying funds:
Affiliated issuers	4,343
Total net realized gain (loss)		4,301
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(3,382)
Total change in net unrealized appreciation (depreciation)		(3,382)
Net gain (loss)		919
Net increase (decrease) in net assets resulting from operations		$3,472

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,553	$1,878
Net realized gain (loss)	4,301	3,633
Change in net unrealized appreciation (depreciation)	(3,382)	1,778
Net increase (decrease) in net assets resulting from operations	3,472	7,289
Distributions to shareholders	(6,609)	–
Distributions to shareholders from net investment income	–	(1,600)
Distributions to shareholders from net realized gain	–	(1,250)
Total distributions	(6,609)	(2,850)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	6,609	2,850
Net increase (decrease) in net assets resulting from share transactions	6,609	102,850
Total increase (decrease) in net assets	3,472	107,289
Net Assets
Beginning of period	107,289	–
End of period	$110,761	$107,289
Other Information
Undistributed net investment income end of period		$278
Shares
Sold	–	10,000
Issued in reinvestment of distributions	683	272
Net increase (decrease)	683	10,272

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2025 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.19
Net realized and unrealized gain (loss)	.06	.54
Total from investment operations	.30	.73
Distributions from net investment income	(.24)	(.16)
Distributions from net realized gain	(.39)	(.13)
Total distributions	(.63)	(.29)
Net asset value, end of period	$10.11	$10.44
Total ReturnC	3.28%	7.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F	- %G
Expenses net of fee waivers, if any	- %F	- %G
Expenses net of all reductions	- %F	- %G
Net investment income (loss)	2.37%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$107
Portfolio turnover rateD	22%	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	15.8
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	7.5
Fidelity Series International Growth Fund	7.2
Fidelity Series International Value Fund	7.2
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Growth Company Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.3
Fidelity Series Value Discovery Fund	3.8
74.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	47.8%
International Equity Funds	25.2%
Bond Funds	25.3%
Short-Term Funds	1.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2030 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 47.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	208	$2,003
Fidelity Series Blue Chip Growth Fund (a)	245	3,608
Fidelity Series Commodity Strategy Fund (a)	700	3,337
Fidelity Series Growth Company Fund (a)	433	7,314
Fidelity Series Intrinsic Opportunities Fund (a)	546	8,986
Fidelity Series Large Cap Stock Fund (a)	532	7,794
Fidelity Series Large Cap Value Index Fund (a)	175	2,173
Fidelity Series Opportunistic Insights Fund (a)	225	3,933
Fidelity Series Small Cap Discovery Fund (a)	95	1,054
Fidelity Series Small Cap Opportunities Fund (a)	240	3,228
Fidelity Series Stock Selector Large Cap Value Fund (a)	502	5,922
Fidelity Series Value Discovery Fund (a)	337	4,207
TOTAL DOMESTIC EQUITY FUNDS
(Cost $54,470)		53,559

International Equity Funds - 25.2%
Fidelity Series Canada Fund (a)	84	868
Fidelity Series Emerging Markets Fund (a)	95	927
Fidelity Series Emerging Markets Opportunities Fund (a)	452	8,384
Fidelity Series International Growth Fund (a)	533	8,091
Fidelity Series International Small Cap Fund (a)	125	1,941
Fidelity Series International Value Fund (a)	864	8,038
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $29,336)		28,249

Bond Funds - 25.3%
Fidelity Series Emerging Markets Debt Fund (a)	82	784
Fidelity Series Floating Rate High Income Fund (a)	18	168
Fidelity Series High Income Fund (a)	90	842
Fidelity Series Inflation-Protected Bond Index Fund (a)	183	1,794
Fidelity Series International Credit Fund (a)	6	59
Fidelity Series Investment Grade Bond Fund (a)	1,584	17,708
Fidelity Series Long-Term Treasury Bond Index Fund (a)	726	6,438
Fidelity Series Real Estate Income Fund (a)	48	524
TOTAL BOND FUNDS
(Cost $28,232)		28,317

Short-Term Funds - 1.7%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	1,475	1,475
Fidelity Series Short-Term Credit Fund (a)	37	369
TOTAL SHORT-TERM FUNDS
(Cost $1,840)		1,844
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $113,878)		111,969
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$111,969

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,787	$--	$1,841	$--	$178	$(124)	$--
Fidelity Series All-Sector Equity Fund	3,427	624	1,853	495	40	(235)	2,003
Fidelity Series Blue Chip Growth Fund	3,543	701	777	475	22	119	3,608
Fidelity Series Canada Fund	802	214	160	19	(1)	13	868
Fidelity Series Commodity Strategy Fund	2,300	1,551	225	152	(12)	(277)	3,337
Fidelity Series Emerging Markets Debt Fund	720	165	66	43	(6)	(29)	784
Fidelity Series Emerging Markets Fund	--	955	37	4	(2)	11	927
Fidelity Series Emerging Markets Opportunities Fund	8,381	2,891	1,606	670	(57)	(1,225)	8,384
Fidelity Series Floating Rate High Income Fund	239	22	88	14	(1)	(4)	168
Fidelity Series Government Money Market Fund 2.50%	1,625	2,048	2,198	39	--	--	1,475
Fidelity Series Growth Company Fund	7,220	1,745	1,566	781	34	(119)	7,314
Fidelity Series High Income Fund	1,519	99	755	98	(25)	4	842
Fidelity Series Inflation-Protected Bond Index Fund	840	1,275	344	18	(4)	27	1,794
Fidelity Series International Credit Fund	51	8	--	3	--	--	59
Fidelity Series International Growth Fund	8,098	1,217	791	519	(26)	(407)	8,091
Fidelity Series International Small Cap Fund	2,021	393	144	177	(2)	(327)	1,941
Fidelity Series International Value Fund	8,176	1,298	471	285	5	(970)	8,038
Fidelity Series Intrinsic Opportunities Fund	8,600	1,752	562	708	(7)	(797)	8,986
Fidelity Series Investment Grade Bond Fund	16,810	2,800	2,150	546	(59)	307	17,708
Fidelity Series Large Cap Stock Fund	7,747	1,373	1,110	801	4	(220)	7,794
Fidelity Series Large Cap Value Index Fund	2,221	213	293	101	9	23	2,173
Fidelity Series Long-Term Treasury Bond Index Fund	2,462	4,858	1,140	153	(43)	301	6,438
Fidelity Series Opportunistic Insights Fund	3,883	639	620	339	9	22	3,933
Fidelity Series Real Estate Equity Fund	666	8	699	7	(40)	65	--
Fidelity Series Real Estate Income Fund	475	45	6	36	--	10	524
Fidelity Series Short-Term Credit Fund	345	512	493	12	(3)	8	369
Fidelity Series Small Cap Discovery Fund	1,056	205	109	132	(11)	(87)	1,054
Fidelity Series Small Cap Opportunities Fund	3,227	724	566	371	(22)	(135)	3,228
Fidelity Series Stock Selector Large Cap Value Fund	6,050	771	703	499	(14)	(182)	5,922
Fidelity Series Value Discovery Fund	4,300	447	436	250	(2)	(102)	4,207
Total	$108,591	$29,553	$21,809	$7,747	$(36)	$(4,330)	$111,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $113,878)	$111,969
Total Investment in Securities (cost $113,878)		$111,969
Receivable for investments sold		1,593
Total assets		113,562
Liabilities
Payable for investments purchased	$1,593
Total liabilities		1,593
Net Assets		$111,969
Net Assets consist of:
Paid in capital		$110,466
Total distributable earnings (loss)		1,503
Net Assets, for 11,055 shares outstanding		$111,969
Net Asset Value, offering price and redemption price per share ($111,969 ÷ 11,055 shares)		$10.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,534
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,533
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(36)
Capital gain distributions from underlying funds:
Affiliated issuers	5,213
Total net realized gain (loss)		5,177
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(4,330)
Total change in net unrealized appreciation (depreciation)		(4,330)
Net gain (loss)		847
Net increase (decrease) in net assets resulting from operations		$3,380

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,533	$1,849
Net realized gain (loss)	5,177	4,320
Change in net unrealized appreciation (depreciation)	(4,330)	2,421
Net increase (decrease) in net assets resulting from operations	3,380	8,590
Distributions to shareholders	(7,326)	–
Distributions to shareholders from net investment income	–	(1,650)
Distributions to shareholders from net realized gain	–	(1,490)
Total distributions	(7,326)	(3,140)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	7,325	3,140
Net increase (decrease) in net assets resulting from share transactions	7,325	103,140
Total increase (decrease) in net assets	3,379	108,590
Net Assets
Beginning of period	108,590	–
End of period	$111,969	$108,590
Other Information
Undistributed net investment income end of period		$199
Shares
Sold	–	10,000
Issued in reinvestment of distributions	758	297
Net increase (decrease)	758	10,297

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2030 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.18
Net realized and unrealized gain (loss)	.04	.68
Total from investment operations	.28	.86
Distributions from net investment income	(.24)	(.17)
Distributions from net realized gain	(.46)	(.15)
Total distributions	(.70)	(.31)C
Net asset value, end of period	$10.13	$10.55
Total ReturnD	3.09%	8.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %H
Expenses net of all reductions	- %G	- %H
Net investment income (loss)	2.32%	2.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$112	$109
Portfolio turnover rateE	20%	15%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.149 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.8
Fidelity Series International Growth Fund	8.5
Fidelity Series International Value Fund	8.5
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series Large Cap Stock Fund	8.5
Fidelity Series Growth Company Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.3
72.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.6%
International Equity Funds	29.4%
Bond Funds	11.3%
Short-Term Funds	1.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2035 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 57.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	255	$2,455
Fidelity Series Blue Chip Growth Fund (a)	300	4,428
Fidelity Series Commodity Strategy Fund (a)	704	3,359
Fidelity Series Growth Company Fund (a)	530	8,966
Fidelity Series Intrinsic Opportunities Fund (a)	670	11,016
Fidelity Series Large Cap Stock Fund (a)	652	9,550
Fidelity Series Large Cap Value Index Fund (a)	215	2,669
Fidelity Series Opportunistic Insights Fund (a)	276	4,822
Fidelity Series Small Cap Discovery Fund (a)	117	1,296
Fidelity Series Small Cap Opportunities Fund (a)	294	3,958
Fidelity Series Stock Selector Large Cap Value Fund (a)	616	7,274
Fidelity Series Value Discovery Fund (a)	411	5,137
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,162)		64,930

International Equity Funds - 29.4%
Fidelity Series Canada Fund (a)	100	1,034
Fidelity Series Emerging Markets Fund (a)	108	1,056
Fidelity Series Emerging Markets Opportunities Fund (a)	515	9,551
Fidelity Series International Growth Fund (a)	634	9,635
Fidelity Series International Small Cap Fund (a)	149	2,311
Fidelity Series International Value Fund (a)	1,029	9,573
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,485)		33,160

Bond Funds - 11.3%
Fidelity Series Emerging Markets Debt Fund (a)	82	789
Fidelity Series Floating Rate High Income Fund (a)	18	169
Fidelity Series High Income Fund (a)	90	848
Fidelity Series Inflation-Protected Bond Index Fund (a)	35	338
Fidelity Series International Credit Fund (a)	5	48
Fidelity Series Investment Grade Bond Fund (a)	321	3,587
Fidelity Series Long-Term Treasury Bond Index Fund (a)	731	6,480
Fidelity Series Real Estate Income Fund (a)	48	529
TOTAL BOND FUNDS
(Cost $12,603)		12,788

Short-Term Funds - 1.7%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	1,485	1,485
Fidelity Series Short-Term Credit Fund (a)	37	372
TOTAL SHORT-TERM FUNDS
(Cost $1,855)		1,857
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,105)		112,735
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$112,736

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,123	$--	$2,195	$--	$218	$(146)	$--
Fidelity Series All-Sector Equity Fund	4,071	695	2,068	599	59	(302)	2,455
Fidelity Series Blue Chip Growth Fund	4,208	942	864	588	--	142	4,428
Fidelity Series Canada Fund	938	230	147	22	(3)	16	1,034
Fidelity Series Commodity Strategy Fund	2,284	1,634	265	155	(17)	(277)	3,359
Fidelity Series Emerging Markets Debt Fund	710	207	95	42	(6)	(27)	789
Fidelity Series Emerging Markets Fund	--	1,091	43	4	(3)	11	1,056
Fidelity Series Emerging Markets Opportunities Fund	9,789	3,368	2,122	759	(45)	(1,439)	9,551
Fidelity Series Floating Rate High Income Fund	239	27	89	14	(1)	(7)	169
Fidelity Series Government Money Market Fund 2.50%	1,785	1,519	1,819	38	--	--	1,485
Fidelity Series Growth Company Fund	8,679	1,996	1,575	948	9	(143)	8,966
Fidelity Series High Income Fund	1,509	98	738	98	(24)	3	848
Fidelity Series Inflation-Protected Bond Index Fund	881	70	621	6	(8)	16	338
Fidelity Series International Credit Fund	52	2	6	2	--	--	48
Fidelity Series International Growth Fund	9,425	1,675	936	615	(35)	(494)	9,635
Fidelity Series International Small Cap Fund	2,352	440	89	210	(1)	(391)	2,311
Fidelity Series International Value Fund	9,564	1,669	504	338	(3)	(1,153)	9,573
Fidelity Series Intrinsic Opportunities Fund	10,294	2,254	537	863	(23)	(972)	11,016
Fidelity Series Investment Grade Bond Fund	3,132	2,341	1,942	88	(55)	111	3,587
Fidelity Series Large Cap Stock Fund	9,204	1,619	990	967	(2)	(281)	9,550
Fidelity Series Large Cap Value Index Fund	2,636	233	232	123	3	29	2,669
Fidelity Series Long-Term Treasury Bond Index Fund	2,455	5,070	1,297	156	(46)	298	6,480
Fidelity Series Opportunistic Insights Fund	4,611	701	524	405	3	31	4,822
Fidelity Series Real Estate Equity Fund	786	65	885	9	(42)	76	--
Fidelity Series Real Estate Income Fund	465	60	6	36	--	10	529
Fidelity Series Short-Term Credit Fund	349	388	370	11	(2)	7	372
Fidelity Series Small Cap Discovery Fund	1,238	255	74	159	(9)	(114)	1,296
Fidelity Series Small Cap Opportunities Fund	3,810	838	482	452	(25)	(183)	3,958
Fidelity Series Stock Selector Large Cap Value Fund	7,097	1,021	587	608	(8)	(249)	7,274
Fidelity Series Value Discovery Fund	5,065	536	324	304	(4)	(136)	5,137
Total	$109,751	$31,044	$22,426	$8,619	$(70)	$(5,564)	$112,735

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $115,105)	$112,735
Total Investment in Securities (cost $115,105)		$112,735
Receivable for investments sold		1,683
Total assets		114,418
Liabilities
Payable for investments purchased	$1,682
Total liabilities		1,682
Net Assets		$112,736
Net Assets consist of:
Paid in capital		$111,059
Total distributable earnings (loss)		1,677
Net Assets, for 11,112 shares outstanding		$112,736
Net Asset Value, offering price and redemption price per share ($112,736 ÷ 11,112 shares)		$10.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,380
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,379
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(70)
Capital gain distributions from underlying funds:
Affiliated issuers	6,239
Total net realized gain (loss)		6,169
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(5,564)
Total change in net unrealized appreciation (depreciation)		(5,564)
Net gain (loss)		605
Net increase (decrease) in net assets resulting from operations		$2,984

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,379	$1,753
Net realized gain (loss)	6,169	4,805
Change in net unrealized appreciation (depreciation)	(5,564)	3,194
Net increase (decrease) in net assets resulting from operations	2,984	9,752
Distributions to shareholders	(7,779)	–
Distributions to shareholders from net investment income	–	(1,640)
Distributions to shareholders from net realized gain	–	(1,640)
Total distributions	(7,779)	(3,280)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	7,779	3,280
Net increase (decrease) in net assets resulting from share transactions	7,779	103,280
Total increase (decrease) in net assets	2,984	109,752
Net Assets
Beginning of period	109,752	–
End of period	$112,736	$109,752
Other Information
Undistributed net investment income end of period		$113
Shares
Sold	–	10,000
Issued in reinvestment of distributions	805	307
Net increase (decrease)	805	10,307

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2035 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.17
Net realized and unrealized gain (loss)	.02	.81
Total from investment operations	.24	.98
Distributions from net investment income	(.22)	(.16)
Distributions from net realized gain	(.52)	(.16)
Total distributions	(.74)	(.33)C
Net asset value, end of period	$10.15	$10.65
Total ReturnD	2.75%	9.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %H
Expenses net of all reductions	- %G	- %H
Net investment income (loss)	2.16%	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$113	$110
Portfolio turnover rateF	20%	14%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.4
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Growth Fund	9.0
Fidelity Series International Value Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Growth Company Fund	8.5
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Value Discovery Fund	4.9
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.2
75.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	31.0%
Bond Funds	6.8%
Short-Term Funds	0.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2040 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	272	$2,621
Fidelity Series Blue Chip Growth Fund (a)	320	4,723
Fidelity Series Commodity Strategy Fund (a)	704	3,356
Fidelity Series Growth Company Fund (a)	566	9,575
Fidelity Series Intrinsic Opportunities Fund (a)	715	11,763
Fidelity Series Large Cap Stock Fund (a)	696	10,196
Fidelity Series Large Cap Value Index Fund (a)	229	2,844
Fidelity Series Opportunistic Insights Fund (a)	295	5,149
Fidelity Series Small Cap Discovery Fund (a)	124	1,377
Fidelity Series Small Cap Opportunities Fund (a)	314	4,226
Fidelity Series Stock Selector Large Cap Value Fund (a)	658	7,766
Fidelity Series Value Discovery Fund (a)	440	5,500
TOTAL DOMESTIC EQUITY FUNDS
(Cost $70,486)		69,096

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	106	1,094
Fidelity Series Emerging Markets Fund (a)	113	1,103
Fidelity Series Emerging Markets Opportunities Fund (a)	538	9,972
Fidelity Series International Growth Fund (a)	671	10,196
Fidelity Series International Small Cap Fund (a)	157	2,446
Fidelity Series International Value Fund (a)	1,089	10,129
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,361)		34,940

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (a)	82	789
Fidelity Series Floating Rate High Income Fund (a)	18	169
Fidelity Series High Income Fund (a)	90	847
Fidelity Series Inflation-Protected Bond Index Fund (a)	35	337
Fidelity Series International Credit Fund (a)	5	48
Fidelity Series Investment Grade Bond Fund (a)	86	957
Fidelity Series Long-Term Treasury Bond Index Fund (a)	449	3,984
Fidelity Series Real Estate Income Fund (a)	48	528
TOTAL BOND FUNDS
(Cost $7,617)		7,659

Short-Term Funds - 0.9%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	783	783
Fidelity Series Short-Term Credit Fund (a)	20	196
TOTAL SHORT-TERM FUNDS
(Cost $977)		979
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,441)		112,674
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$112,674

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,185	$--	$2,280	$--	$246	$(151)	$--
Fidelity Series All-Sector Equity Fund	4,191	781	2,089	636	75	(337)	2,621
Fidelity Series Blue Chip Growth Fund	4,332	1,054	810	609	(8)	155	4,723
Fidelity Series Canada Fund	964	262	147	22	(4)	19	1,094
Fidelity Series Commodity Strategy Fund	2,285	1,802	421	164	(35)	(275)	3,356
Fidelity Series Emerging Markets Debt Fund	710	166	53	42	(4)	(30)	789
Fidelity Series Emerging Markets Fund	--	1,136	42	4	(3)	12	1,103
Fidelity Series Emerging Markets Opportunities Fund	9,958	3,624	2,081	786	(66)	(1,463)	9,972
Fidelity Series Floating Rate High Income Fund	239	17	82	14	(1)	(4)	169
Fidelity Series Government Money Market Fund 2.50%	1,770	2,073	3,060	27	--	--	783
Fidelity Series Growth Company Fund	8,882	2,167	1,324	1,003	(13)	(137)	9,575
Fidelity Series High Income Fund	1,530	96	759	97	(24)	4	847
Fidelity Series Inflation-Protected Bond Index Fund	906	112	686	6	(12)	17	337
Fidelity Series International Credit Fund	34	14	--	2	--	--	48
Fidelity Series International Growth Fund	9,706	1,865	808	650	(28)	(539)	10,196
Fidelity Series International Small Cap Fund	2,422	548	115	220	(3)	(406)	2,446
Fidelity Series International Value Fund	9,825	1,934	419	353	(2)	(1,209)	10,129
Fidelity Series Intrinsic Opportunities Fund	10,607	2,730	518	904	(20)	(1,036)	11,763
Fidelity Series Investment Grade Bond Fund	523	615	201	20	(3)	23	957
Fidelity Series Large Cap Stock Fund	9,473	1,871	834	1,015	(12)	(302)	10,196
Fidelity Series Large Cap Value Index Fund	2,707	330	223	130	(1)	31	2,844
Fidelity Series Long-Term Treasury Bond Index Fund	2,486	2,997	1,650	108	(40)	191	3,984
Fidelity Series Opportunistic Insights Fund	4,882	806	567	430	(1)	29	5,149
Fidelity Series Real Estate Equity Fund	801	83	920	13	(42)	78	--
Fidelity Series Real Estate Income Fund	465	61	7	37	--	9	528
Fidelity Series Short-Term Credit Fund	349	566	722	8	(3)	6	196
Fidelity Series Small Cap Discovery Fund	1,292	313	98	167	(9)	(121)	1,377
Fidelity Series Small Cap Opportunities Fund	3,899	1,000	449	472	(24)	(200)	4,226
Fidelity Series Stock Selector Large Cap Value Fund	7,276	1,328	555	641	(9)	(274)	7,766
Fidelity Series Value Discovery Fund	5,185	870	401	321	(8)	(146)	5,500
Total	$109,884	$31,221	$22,321	$8,901	$(54)	$(6,056)	$112,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $115,441)	$112,674
Total Investment in Securities (cost $115,441)		$112,674
Receivable for investments sold		1,861
Total assets		114,535
Liabilities
Payable for investments purchased	$1,861
Total liabilities		1,861
Net Assets		$112,674
Net Assets consist of:
Paid in capital		$111,176
Total distributable earnings (loss)		1,498
Net Assets, for 11,127 shares outstanding		$112,674
Net Asset Value, offering price and redemption price per share ($112,674 ÷ 11,127 shares)		$10.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,346
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(54)
Capital gain distributions from underlying funds:
Affiliated issuers	6,555
Total net realized gain (loss)		6,501
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(6,056)
Total change in net unrealized appreciation (depreciation)		(6,056)
Net gain (loss)		445
Net increase (decrease) in net assets resulting from operations		$2,790

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,345	$1,742
Net realized gain (loss)	6,501	4,853
Change in net unrealized appreciation (depreciation)	(6,056)	3,289
Net increase (decrease) in net assets resulting from operations	2,790	9,884
Distributions to shareholders	(7,876)	–
Distributions to shareholders from net investment income	–	(1,650)
Distributions to shareholders from net realized gain	–	(1,650)
Total distributions	(7,876)	(3,300)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	7,876	3,300
Net increase (decrease) in net assets resulting from share transactions	7,876	103,300
Total increase (decrease) in net assets	2,790	109,884
Net Assets
Beginning of period	109,884	–
End of period	$112,674	$109,884
Other Information
Undistributed net investment income end of period		$92
Shares
Sold	–	10,000
Issued in reinvestment of distributions	818	309
Net increase (decrease)	818	10,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2040 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.17
Net realized and unrealized gain (loss)	–C	.82
Total from investment operations	.22	.99
Distributions from net investment income	(.22)	(.17)
Distributions from net realized gain	(.53)	(.17)
Total distributions	(.75)	(.33)D
Net asset value, end of period	$10.13	$10.66
Total ReturnE	2.57%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %I
Expenses net of all reductions	- %H	- %I
Net investment income (loss)	2.13%	2.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$113	$110
Portfolio turnover rateG	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.165 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.4
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Growth Fund	9.0
Fidelity Series International Value Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Growth Company Fund	8.5
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Value Discovery Fund	4.9
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.2
75.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	31.0%
Bond Funds	6.8%
Short-Term Funds	0.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2045 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	272	$2,621
Fidelity Series Blue Chip Growth Fund (a)	321	4,733
Fidelity Series Commodity Strategy Fund (a)	704	3,356
Fidelity Series Growth Company Fund (a)	566	9,575
Fidelity Series Intrinsic Opportunities Fund (a)	715	11,764
Fidelity Series Large Cap Stock Fund (a)	696	10,197
Fidelity Series Large Cap Value Index Fund (a)	229	2,845
Fidelity Series Opportunistic Insights Fund (a)	295	5,159
Fidelity Series Small Cap Discovery Fund (a)	124	1,379
Fidelity Series Small Cap Opportunities Fund (a)	314	4,227
Fidelity Series Stock Selector Large Cap Value Fund (a)	657	7,748
Fidelity Series Value Discovery Fund (a)	440	5,501
TOTAL DOMESTIC EQUITY FUNDS
(Cost $70,481)		69,105

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	106	1,094
Fidelity Series Emerging Markets Fund (a)	113	1,103
Fidelity Series Emerging Markets Opportunities Fund (a)	538	9,973
Fidelity Series International Growth Fund (a)	671	10,197
Fidelity Series International Small Cap Fund (a)	157	2,446
Fidelity Series International Value Fund (a)	1,089	10,131
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,367)		34,944

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (a)	82	789
Fidelity Series Floating Rate High Income Fund (a)	18	169
Fidelity Series High Income Fund (a)	90	848
Fidelity Series Inflation-Protected Bond Index Fund (a)	35	337
Fidelity Series International Credit Fund (a)	5	48
Fidelity Series Investment Grade Bond Fund (a)	86	957
Fidelity Series Long-Term Treasury Bond Index Fund (a)	449	3,985
Fidelity Series Real Estate Income Fund (a)	48	528
TOTAL BOND FUNDS
(Cost $7,618)		7,661

Short-Term Funds - 0.9%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	783	783
Fidelity Series Short-Term Credit Fund (a)	20	196
TOTAL SHORT-TERM FUNDS
(Cost $977)		979
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,443)		112,689
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$112,691

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,185	$--	$2,282	$--	$248	$(151)	$--
Fidelity Series All-Sector Equity Fund	4,192	776	2,084	635	76	(339)	2,621
Fidelity Series Blue Chip Growth Fund	4,333	975	726	607	(10)	161	4,733
Fidelity Series Canada Fund	964	261	145	22	(4)	18	1,094
Fidelity Series Commodity Strategy Fund	2,288	1,794	419	164	(35)	(272)	3,356
Fidelity Series Emerging Markets Debt Fund	700	164	42	41	(3)	(30)	789
Fidelity Series Emerging Markets Fund	--	1,136	42	4	(3)	12	1,103
Fidelity Series Emerging Markets Opportunities Fund	9,968	3,614	2,080	786	(64)	(1,465)	9,973
Fidelity Series Floating Rate High Income Fund	250	16	92	15	(1)	(4)	169
Fidelity Series Government Money Market Fund 2.50%	1,767	2,114	3,098	27	--	--	783
Fidelity Series Growth Company Fund	9,195	2,165	1,634	1,004	4	(155)	9,575
Fidelity Series High Income Fund	1,519	98	749	97	(24)	4	848
Fidelity Series Inflation-Protected Bond Index Fund	907	106	681	6	(12)	17	337
Fidelity Series International Credit Fund	34	14	--	2	--	--	48
Fidelity Series International Growth Fund	9,708	1,873	818	650	(27)	(539)	10,197
Fidelity Series International Small Cap Fund	2,422	556	122	221	(3)	(407)	2,446
Fidelity Series International Value Fund	9,827	1,946	431	353	(2)	(1,209)	10,131
Fidelity Series Intrinsic Opportunities Fund	10,448	2,894	517	904	(20)	(1,041)	11,764
Fidelity Series Investment Grade Bond Fund	524	611	198	20	(3)	23	957
Fidelity Series Large Cap Stock Fund	9,478	1,849	819	1,015	(10)	(301)	10,197
Fidelity Series Large Cap Value Index Fund	2,717	334	236	130	(2)	32	2,845
Fidelity Series Long-Term Treasury Bond Index Fund	2,487	2,985	1,637	108	(42)	192	3,985
Fidelity Series Opportunistic Insights Fund	4,748	887	489	436	(9)	22	5,159
Fidelity Series Real Estate Equity Fund	783	100	920	13	(39)	76	--
Fidelity Series Real Estate Income Fund	465	60	7	36	--	10	528
Fidelity Series Short-Term Credit Fund	349	574	730	9	(3)	6	196
Fidelity Series Small Cap Discovery Fund	1,267	364	127	166	(9)	(116)	1,379
Fidelity Series Small Cap Opportunities Fund	3,900	991	438	472	(24)	(202)	4,227
Fidelity Series Stock Selector Large Cap Value Fund	7,305	1,277	551	641	(13)	(270)	7,748
Fidelity Series Value Discovery Fund	5,174	890	408	321	(8)	(147)	5,501
Total	$109,904	$31,424	$22,522	$8,905	$(42)	$(6,075)	$112,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $115,443)	$112,689
Total Investment in Securities (cost $115,443)		$112,689
Receivable for investments sold		1,808
Total assets		114,497
Liabilities
Payable for investments purchased	$1,806
Total liabilities		1,806
Net Assets		$112,691
Net Assets consist of:
Paid in capital		$111,176
Total distributable earnings (loss)		1,515
Net Assets, for 11,127 shares outstanding		$112,691
Net Asset Value, offering price and redemption price per share ($112,691 ÷ 11,127 shares)		$10.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,346
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(42)
Capital gain distributions from underlying funds:
Affiliated issuers	6,559
Total net realized gain (loss)		6,517
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(6,075)
Total change in net unrealized appreciation (depreciation)		(6,075)
Net gain (loss)		442
Net increase (decrease) in net assets resulting from operations		$2,787

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,345	$1,740
Net realized gain (loss)	6,517	4,843
Change in net unrealized appreciation (depreciation)	(6,075)	3,321
Net increase (decrease) in net assets resulting from operations	2,787	9,904
Distributions to shareholders	(7,856)	–
Distributions to shareholders from net investment income	–	(1,660)
Distributions to shareholders from net realized gain	–	(1,660)
Total distributions	(7,856)	(3,320)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	7,856	3,320
Net increase (decrease) in net assets resulting from share transactions	7,856	103,320
Total increase (decrease) in net assets	2,787	109,904
Net Assets
Beginning of period	109,904	–
End of period	$112,691	$109,904
Other Information
Undistributed net investment income end of period		$80
Shares
Sold	–	10,000
Issued in reinvestment of distributions	816	311
Net increase (decrease)	816	10,311

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2045 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.17
Net realized and unrealized gain (loss)	–C	.82
Total from investment operations	.22	.99
Distributions from net investment income	(.22)	(.17)
Distributions from net realized gain	(.53)	(.17)
Total distributions	(.75)	(.33)D
Net asset value, end of period	$10.13	$10.66
Total ReturnE	2.55%	9.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %I
Expenses net of all reductions	- %H	- %I
Net investment income (loss)	2.13%	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$113	$110
Portfolio turnover rateG	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.166 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.4
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Growth Fund	9.0
Fidelity Series International Value Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Growth Company Fund	8.5
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Value Discovery Fund	4.9
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.2
75.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	31.0%
Bond Funds	6.8%
Short-Term Funds	0.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2050 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	272	$2,621
Fidelity Series Blue Chip Growth Fund (a)	320	4,724
Fidelity Series Commodity Strategy Fund (a)	704	3,356
Fidelity Series Growth Company Fund (a)	566	9,575
Fidelity Series Intrinsic Opportunities Fund (a)	715	11,762
Fidelity Series Large Cap Stock Fund (a)	696	10,196
Fidelity Series Large Cap Value Index Fund (a)	229	2,845
Fidelity Series Opportunistic Insights Fund (a)	295	5,149
Fidelity Series Small Cap Discovery Fund (a)	124	1,377
Fidelity Series Small Cap Opportunities Fund (a)	314	4,226
Fidelity Series Stock Selector Large Cap Value Fund (a)	658	7,766
Fidelity Series Value Discovery Fund (a)	440	5,500
TOTAL DOMESTIC EQUITY FUNDS
(Cost $70,468)		69,097

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	106	1,094
Fidelity Series Emerging Markets Fund (a)	113	1,103
Fidelity Series Emerging Markets Opportunities Fund (a)	538	9,972
Fidelity Series International Growth Fund (a)	671	10,196
Fidelity Series International Small Cap Fund (a)	157	2,446
Fidelity Series International Value Fund (a)	1,089	10,130
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,369)		34,941

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (a)	82	789
Fidelity Series Floating Rate High Income Fund (a)	18	169
Fidelity Series High Income Fund (a)	90	847
Fidelity Series Inflation-Protected Bond Index Fund (a)	35	337
Fidelity Series International Credit Fund (a)	5	48
Fidelity Series Investment Grade Bond Fund (a)	86	957
Fidelity Series Long-Term Treasury Bond Index Fund (a)	449	3,984
Fidelity Series Real Estate Income Fund (a)	48	528
TOTAL BOND FUNDS
(Cost $7,620)		7,659

Short-Term Funds - 0.9%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	783	783
Fidelity Series Short-Term Credit Fund (a)	20	196
TOTAL SHORT-TERM FUNDS
(Cost $977)		979
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,434)		112,676
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$112,676

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,186	$--	$2,281	$--	$244	$(149)	$--
Fidelity Series All-Sector Equity Fund	4,192	777	2,082	636	72	(338)	2,621
Fidelity Series Blue Chip Growth Fund	4,332	1,054	809	609	(7)	154	4,724
Fidelity Series Canada Fund	947	246	113	22	(3)	17	1,094
Fidelity Series Commodity Strategy Fund	2,285	1,799	418	164	(35)	(275)	3,356
Fidelity Series Emerging Markets Debt Fund	700	164	42	41	(3)	(30)	789
Fidelity Series Emerging Markets Fund	--	1,136	42	4	(3)	12	1,103
Fidelity Series Emerging Markets Opportunities Fund	9,967	3,594	2,060	786	(63)	(1,466)	9,972
Fidelity Series Floating Rate High Income Fund	250	16	92	15	(1)	(4)	169
Fidelity Series Government Money Market Fund 2.50%	1,761	2,129	3,107	27	--	--	783
Fidelity Series Growth Company Fund	9,024	2,166	1,457	1,003	(15)	(143)	9,575
Fidelity Series High Income Fund	1,519	97	749	97	(24)	4	847
Fidelity Series Inflation-Protected Bond Index Fund	907	110	686	6	(11)	17	337
Fidelity Series International Credit Fund	34	14	--	2	--	--	48
Fidelity Series International Growth Fund	9,706	1,891	836	649	(26)	(539)	10,196
Fidelity Series International Small Cap Fund	2,422	522	88	220	(1)	(409)	2,446
Fidelity Series International Value Fund	9,852	1,943	453	354	(2)	(1,210)	10,130
Fidelity Series Intrinsic Opportunities Fund	10,562	2,775	517	904	(20)	(1,038)	11,762
Fidelity Series Investment Grade Bond Fund	524	606	193	20	(3)	23	957
Fidelity Series Large Cap Stock Fund	9,477	1,899	869	1,015	(9)	(302)	10,196
Fidelity Series Large Cap Value Index Fund	2,699	351	235	130	(1)	31	2,845
Fidelity Series Long-Term Treasury Bond Index Fund	2,486	2,977	1,629	108	(39)	189	3,984
Fidelity Series Opportunistic Insights Fund	4,748	814	439	429	(5)	31	5,149
Fidelity Series Real Estate Equity Fund	801	75	912	13	(42)	78	--
Fidelity Series Real Estate Income Fund	465	60	7	36	--	10	528
Fidelity Series Short-Term Credit Fund	349	581	737	8	(3)	6	196
Fidelity Series Small Cap Discovery Fund	1,292	310	96	167	(9)	(120)	1,377
Fidelity Series Small Cap Opportunities Fund	3,947	976	478	472	(19)	(200)	4,226
Fidelity Series Stock Selector Large Cap Value Fund	7,400	1,188	542	641	(16)	(264)	7,766
Fidelity Series Value Discovery Fund	5,060	1,003	406	322	(7)	(150)	5,500
Total	$109,894	$31,273	$22,375	$8,900	$(51)	$(6,065)	$112,676

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $115,434)	$112,676
Total Investment in Securities (cost $115,434)		$112,676
Receivable for investments sold		1,814
Total assets		114,490
Liabilities
Payable for investments purchased	$1,814
Total liabilities		1,814
Net Assets		$112,676
Net Assets consist of:
Paid in capital		$111,156
Total distributable earnings (loss)		1,520
Net Assets, for 11,125 shares outstanding		$112,676
Net Asset Value, offering price and redemption price per share ($112,676 ÷ 11,125 shares)		$10.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,345
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(51)
Capital gain distributions from underlying funds:
Affiliated issuers	6,555
Total net realized gain (loss)		6,504
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(6,065)
Total change in net unrealized appreciation (depreciation)		(6,065)
Net gain (loss)		439
Net increase (decrease) in net assets resulting from operations		$2,783

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,344	$1,740
Net realized gain (loss)	6,504	4,846
Change in net unrealized appreciation (depreciation)	(6,065)	3,307
Net increase (decrease) in net assets resulting from operations	2,783	9,893
Distributions to shareholders	(7,855)	–
Distributions to shareholders from net investment income	–	(1,660)
Distributions to shareholders from net realized gain	–	(1,640)
Total distributions	(7,855)	(3,300)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	7,855	3,300
Net increase (decrease) in net assets resulting from share transactions	7,855	103,300
Total increase (decrease) in net assets	2,783	109,893
Net Assets
Beginning of period	109,893	–
End of period	$112,676	$109,893
Other Information
Undistributed net investment income end of period		$80
Shares
Sold	–	10,000
Issued in reinvestment of distributions	816	309
Net increase (decrease)	816	10,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2050 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.17
Net realized and unrealized gain (loss)	–C	.82
Total from investment operations	.22	.99
Distributions from net investment income	(.22)	(.17)
Distributions from net realized gain	(.53)	(.16)
Total distributions	(.75)	(.33)
Net asset value, end of period	$10.13	$10.66
Total ReturnD	2.55%	9.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %H
Expenses net of all reductions	- %G	- %H
Net investment income (loss)	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$113	$110
Portfolio turnover rateE	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.4
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Growth Fund	9.0
Fidelity Series International Value Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Growth Company Fund	8.5
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Value Discovery Fund	4.9
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.2
75.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	31.0%
Bond Funds	6.8%
Short-Term Funds	0.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2055 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	272	$2,621
Fidelity Series Blue Chip Growth Fund (a)	320	4,724
Fidelity Series Commodity Strategy Fund (a)	704	3,356
Fidelity Series Growth Company Fund (a)	566	9,575
Fidelity Series Intrinsic Opportunities Fund (a)	715	11,763
Fidelity Series Large Cap Stock Fund (a)	697	10,208
Fidelity Series Large Cap Value Index Fund (a)	229	2,845
Fidelity Series Opportunistic Insights Fund (a)	295	5,160
Fidelity Series Small Cap Discovery Fund (a)	124	1,377
Fidelity Series Small Cap Opportunities Fund (a)	315	4,238
Fidelity Series Stock Selector Large Cap Value Fund (a)	656	7,736
Fidelity Series Value Discovery Fund (a)	440	5,501
TOTAL DOMESTIC EQUITY FUNDS
(Cost $70,489)		69,104

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	106	1,094
Fidelity Series Emerging Markets Fund (a)	113	1,103
Fidelity Series Emerging Markets Opportunities Fund (a)	538	9,975
Fidelity Series International Growth Fund (a)	671	10,198
Fidelity Series International Small Cap Fund (a)	157	2,446
Fidelity Series International Value Fund (a)	1,089	10,131
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,371)		34,947

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (a)	82	789
Fidelity Series Floating Rate High Income Fund (a)	18	169
Fidelity Series High Income Fund (a)	90	849
Fidelity Series Inflation-Protected Bond Index Fund (a)	35	339
Fidelity Series International Credit Fund (a)	4	36
Fidelity Series Investment Grade Bond Fund (a)	86	958
Fidelity Series Long-Term Treasury Bond Index Fund (a)	449	3,987
Fidelity Series Real Estate Income Fund (a)	49	530
TOTAL BOND FUNDS
(Cost $7,617)		7,657

Short-Term Funds - 0.9%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	784	784
Fidelity Series Short-Term Credit Fund (a)	20	197
TOTAL SHORT-TERM FUNDS
(Cost $979)		981
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,456)		112,689
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$112,691

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,186	$--	$2,282	$--	$245	$(149)	$--
Fidelity Series All-Sector Equity Fund	4,192	781	2,090	633	75	(337)	2,621
Fidelity Series Blue Chip Growth Fund	4,332	990	750	606	(6)	158	4,724
Fidelity Series Canada Fund	964	246	131	22	(4)	19	1,094
Fidelity Series Commodity Strategy Fund	2,289	1,795	418	164	(35)	(275)	3,356
Fidelity Series Emerging Markets Debt Fund	690	162	30	41	(2)	(31)	789
Fidelity Series Emerging Markets Fund	--	1,135	43	4	(3)	14	1,103
Fidelity Series Emerging Markets Opportunities Fund	9,972	3,581	2,049	786	(62)	(1,467)	9,975
Fidelity Series Floating Rate High Income Fund	250	15	91	15	(1)	(4)	169
Fidelity Series Government Money Market Fund 2.50%	1,759	2,200	3,175	28	--	--	784
Fidelity Series Growth Company Fund	9,180	2,195	1,648	1,004	1	(153)	9,575
Fidelity Series High Income Fund	1,519	97	747	97	(24)	4	849
Fidelity Series Inflation-Protected Bond Index Fund	910	120	697	6	(11)	17	339
Fidelity Series International Credit Fund	34	2	--	2	--	--	36
Fidelity Series International Growth Fund	9,708	1,885	830	650	(26)	(539)	10,198
Fidelity Series International Small Cap Fund	2,422	536	102	221	(2)	(408)	2,446
Fidelity Series International Value Fund	9,834	1,958	449	354	(3)	(1,209)	10,131
Fidelity Series Intrinsic Opportunities Fund	10,472	2,906	553	904	(21)	(1,041)	11,763
Fidelity Series Investment Grade Bond Fund	524	609	195	20	(3)	23	958
Fidelity Series Large Cap Stock Fund	9,478	1,913	862	1,018	(8)	(313)	10,208
Fidelity Series Large Cap Value Index Fund	2,717	337	239	130	(2)	32	2,845
Fidelity Series Long-Term Treasury Bond Index Fund	2,489	2,904	1,556	108	(39)	189	3,987
Fidelity Series Opportunistic Insights Fund	4,749	829	441	430	(6)	29	5,160
Fidelity Series Real Estate Equity Fund	783	100	920	13	(39)	76	--
Fidelity Series Real Estate Income Fund	465	64	8	37	--	9	530
Fidelity Series Short-Term Credit Fund	350	595	751	8	(3)	6	197
Fidelity Series Small Cap Discovery Fund	1,267	339	100	165	(9)	(120)	1,377
Fidelity Series Small Cap Opportunities Fund	3,900	1,006	449	472	(17)	(202)	4,238
Fidelity Series Stock Selector Large Cap Value Fund	7,305	1,276	562	641	(14)	(269)	7,736
Fidelity Series Value Discovery Fund	5,166	903	412	322	(8)	(148)	5,501
Total	$109,906	$31,479	$22,580	$8,901	$(27)	$(6,089)	$112,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $115,456)	$112,689
Total Investment in Securities (cost $115,456)		$112,689
Receivable for investments sold		1,829
Total assets		114,518
Liabilities
Payable for investments purchased	$1,827
Total liabilities		1,827
Net Assets		$112,691
Net Assets consist of:
Paid in capital		$111,177
Total distributable earnings (loss)		1,514
Net Assets, for 11,127 shares outstanding		$112,691
Net Asset Value, offering price and redemption price per share ($112,691 ÷ 11,127 shares)		$10.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,347
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,346
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(27)
Capital gain distributions from underlying funds:
Affiliated issuers	6,554
Total net realized gain (loss)		6,527
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(6,089)
Total change in net unrealized appreciation (depreciation)		(6,089)
Net gain (loss)		438
Net increase (decrease) in net assets resulting from operations		$2,784

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,346	$1,740
Net realized gain (loss)	6,527	4,845
Change in net unrealized appreciation (depreciation)	(6,089)	3,322
Net increase (decrease) in net assets resulting from operations	2,784	9,907
Distributions to shareholders	(7,866)	–
Distributions to shareholders from net investment income	–	(1,660)
Distributions to shareholders from net realized gain	–	(1,650)
Total distributions	(7,866)	(3,310)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	7,866	3,310
Net increase (decrease) in net assets resulting from share transactions	7,866	103,310
Total increase (decrease) in net assets	2,784	109,907
Net Assets
Beginning of period	109,907	–
End of period	$112,691	$109,907
Other Information
Undistributed net investment income end of period		$80
Shares
Sold	–	10,000
Issued in reinvestment of distributions	817	310
Net increase (decrease)	817	10,310

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2055 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.17
Net realized and unrealized gain (loss)	–C	.82
Total from investment operations	.22	.99
Distributions from net investment income	(.22)	(.17)
Distributions from net realized gain	(.53)	(.17)
Total distributions	(.75)	(.33)D
Net asset value, end of period	$10.13	$10.66
Total ReturnE	2.56%	9.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %I
Expenses net of all reductions	- %H	- %I
Net investment income (loss)	2.13%	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$113	$110
Portfolio turnover rateF	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.165 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.4
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Growth Fund	9.0
Fidelity Series International Value Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Growth Company Fund	8.5
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Value Discovery Fund	4.9
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.2
75.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	31.0%
Bond Funds	6.8%
Short-Term Funds	0.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2060 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	272	$2,621
Fidelity Series Blue Chip Growth Fund (a)	321	4,733
Fidelity Series Commodity Strategy Fund (a)	704	3,356
Fidelity Series Growth Company Fund (a)	566	9,574
Fidelity Series Intrinsic Opportunities Fund (a)	715	11,763
Fidelity Series Large Cap Stock Fund (a)	696	10,197
Fidelity Series Large Cap Value Index Fund (a)	229	2,845
Fidelity Series Opportunistic Insights Fund (a)	295	5,159
Fidelity Series Small Cap Discovery Fund (a)	124	1,379
Fidelity Series Small Cap Opportunities Fund (a)	314	4,226
Fidelity Series Stock Selector Large Cap Value Fund (a)	657	7,748
Fidelity Series Value Discovery Fund (a)	440	5,501
TOTAL DOMESTIC EQUITY FUNDS
(Cost $70,470)		69,102

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	106	1,092
Fidelity Series Emerging Markets Fund (a)	113	1,103
Fidelity Series Emerging Markets Opportunities Fund (a)	538	9,975
Fidelity Series International Growth Fund (a)	671	10,197
Fidelity Series International Small Cap Fund (a)	158	2,451
Fidelity Series International Value Fund (a)	1,089	10,128
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,372)		34,946

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (a)	82	789
Fidelity Series Floating Rate High Income Fund (a)	18	169
Fidelity Series High Income Fund (a)	90	849
Fidelity Series Inflation-Protected Bond Index Fund (a)	35	339
Fidelity Series International Credit Fund (a)	4	36
Fidelity Series Investment Grade Bond Fund (a)	86	958
Fidelity Series Long-Term Treasury Bond Index Fund (a)	449	3,986
Fidelity Series Real Estate Income Fund (a)	49	530
TOTAL BOND FUNDS
(Cost $7,617)		7,656

Short-Term Funds - 0.9%
Fidelity Series Government Money Market Fund 2.50% (a)(b)	784	784
Fidelity Series Short-Term Credit Fund (a)	20	197
TOTAL SHORT-TERM FUNDS
(Cost $979)		981
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,438)		112,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$112,684

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,207	$--	$2,303	$--	$245	$(149)	$--
Fidelity Series All-Sector Equity Fund	4,192	792	2,089	639	70	(344)	2,621
Fidelity Series Blue Chip Growth Fund	4,333	963	715	609	(7)	159	4,733
Fidelity Series Canada Fund	964	250	135	23	(3)	16	1,092
Fidelity Series Commodity Strategy Fund	2,301	1,782	417	164	(35)	(275)	3,356
Fidelity Series Emerging Markets Debt Fund	648	189	16	40	(1)	(31)	789
Fidelity Series Emerging Markets Fund	--	1,137	43	4	(3)	12	1,103
Fidelity Series Emerging Markets Opportunities Fund	9,996	3,560	2,056	786	(56)	(1,469)	9,975
Fidelity Series Floating Rate High Income Fund	239	37	102	14	(1)	(4)	169
Fidelity Series Government Money Market Fund 2.50%	1,758	2,016	2,990	28	--	--	784
Fidelity Series Growth Company Fund	9,193	2,206	1,668	1,004	(7)	(150)	9,574
Fidelity Series High Income Fund	1,519	97	747	97	(24)	4	849
Fidelity Series Inflation-Protected Bond Index Fund	914	115	696	6	(11)	17	339
Fidelity Series International Credit Fund	49	2	15	2	--	--	36
Fidelity Series International Growth Fund	9,708	1,863	813	648	(29)	(532)	10,197
Fidelity Series International Small Cap Fund	2,422	507	67	221	3	(414)	2,451
Fidelity Series International Value Fund	9,827	1,943	431	353	(1)	(1,210)	10,128
Fidelity Series Intrinsic Opportunities Fund	10,528	2,853	558	905	(20)	(1,040)	11,763
Fidelity Series Investment Grade Bond Fund	524	604	190	20	(3)	23	958
Fidelity Series Large Cap Stock Fund	9,478	1,891	863	1,015	(8)	(301)	10,197
Fidelity Series Large Cap Value Index Fund	2,699	347	231	130	(1)	31	2,845
Fidelity Series Long-Term Treasury Bond Index Fund	2,493	2,754	1,410	108	(39)	188	3,986
Fidelity Series Opportunistic Insights Fund	4,749	910	513	436	(9)	22	5,159
Fidelity Series Real Estate Equity Fund	805	78	920	13	(41)	78	--
Fidelity Series Real Estate Income Fund	465	71	15	37	--	9	530
Fidelity Series Short-Term Credit Fund	350	546	702	8	(3)	6	197
Fidelity Series Small Cap Discovery Fund	1,267	349	108	166	(8)	(121)	1,379
Fidelity Series Small Cap Opportunities Fund	3,900	983	434	472	(24)	(199)	4,226
Fidelity Series Stock Selector Large Cap Value Fund	7,305	1,261	535	641	(14)	(269)	7,748
Fidelity Series Value Discovery Fund	5,072	981	395	322	(8)	(149)	5,501
Total	$109,905	$31,087	$22,177	$8,911	$(38)	$(6,092)	$112,685

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $115,438)	$112,685
Total Investment in Securities (cost $115,438)		$112,685
Receivable for investments sold		1,800
Total assets		114,485
Liabilities
Payable for investments purchased	$1,801
Total liabilities		1,801
Net Assets		$112,684
Net Assets consist of:
Paid in capital		$111,154
Total distributable earnings (loss)		1,530
Net Assets, for 11,125 shares outstanding		$112,684
Net Asset Value, offering price and redemption price per share ($112,684 ÷ 11,125 shares)		$10.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,346
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(38)
Capital gain distributions from underlying funds:
Affiliated issuers	6,565
Total net realized gain (loss)		6,527
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(6,092)
Total change in net unrealized appreciation (depreciation)		(6,092)
Net gain (loss)		435
Net increase (decrease) in net assets resulting from operations		$2,780

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,345	$1,740
Net realized gain (loss)	6,527	4,826
Change in net unrealized appreciation (depreciation)	(6,092)	3,339
Net increase (decrease) in net assets resulting from operations	2,780	9,905
Distributions to shareholders	(7,855)	–
Distributions to shareholders from net investment income	–	(1,650)
Distributions to shareholders from net realized gain	–	(1,650)
Total distributions	(7,855)	(3,300)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	7,854	3,300
Net increase (decrease) in net assets resulting from share transactions	7,854	103,300
Total increase (decrease) in net assets	2,779	109,905
Net Assets
Beginning of period	109,905	–
End of period	$112,684	$109,905
Other Information
Undistributed net investment income end of period		$90
Shares
Sold	–	10,000
Issued in reinvestment of distributions	816	309
Net increase (decrease)	816	10,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2060 Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.17
Net realized and unrealized gain (loss)	–C	.82
Total from investment operations	.22	.99
Distributions from net investment income	(.22)	(.17)
Distributions from net realized gain	(.53)	(.17)
Total distributions	(.75)	(.33)D
Net asset value, end of period	$10.13	$10.66
Total ReturnE	2.55%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %I
Expenses net of all reductions	- %H	- %I
Net investment income (loss)	2.13%	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$113	$110
Portfolio turnover rateG	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.165 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2019

1. Organization.

Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Freedom Flex 2045 Fund, Fidelity Freedom Flex 2050 Fund, Fidelity Freedom Flex 2055 Fund and Fidelity Freedom Flex 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Income Fund	$107,611	$532	$(1,302)	$(770)
Fidelity Flex Freedom 2005 Fund	108,798	692	(1,617)	(925)
Fidelity Flex Freedom 2010 Fund	109,854	870	(1,960)	(1,090)
Fidelity Flex Freedom 2015 Fund	110,924	1,034	(2,337)	(1,303)
Fidelity Flex Freedom 2020 Fund	111,688	1,151	(2,631)	(1,480)
Fidelity Flex Freedom 2025 Fund	112,433	1,273	(2,946)	(1,673)
Fidelity Flex Freedom 2030 Fund	113,982	1,436	(3,449)	(2,013)
Fidelity Flex Freedom 2035 Fund	115,234	1,601	(4,100)	(2,499)
Fidelity Flex Freedom 2040 Fund	115,604	1,507	(4,437)	(2,930)
Fidelity Flex Freedom 2045 Fund	115,616	1,501	(4,428)	(2,927)
Fidelity Flex Freedom 2050 Fund	115,583	1,514	(4,421)	(2,907)
Fidelity Flex Freedom 2055 Fund	115,617	1,498	(4,426)	(2,928)
Fidelity Flex Freedom 2060 Fund	115,602	1,498	(4,415)	(2,917)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Flex Freedom Income Fund	$212	$674	$(770)
Fidelity Flex Freedom 2005 Fund	488	1,070	(925)
Fidelity Flex Freedom 2010 Fund	446	1,487	(1,090)
Fidelity Flex Freedom 2015 Fund	385	1,943	(1,303)
Fidelity Flex Freedom 2020 Fund	344	2,306	(1,480)
Fidelity Flex Freedom 2025 Fund	291	2,683	(1,673)
Fidelity Flex Freedom 2030 Fund	224	3,466	(2,013)
Fidelity Flex Freedom 2035 Fund	117	4,225	(2,499)
Fidelity Flex Freedom 2040 Fund	82	4,467	(2,930)
Fidelity Flex Freedom 2045 Fund	80	4,458	(2,927)
Fidelity Flex Freedom 2050 Fund	79	4,471	(2,907)
Fidelity Flex Freedom 2055 Fund	82	4,463	(2,928)
Fidelity Flex Freedom 2060 Fund	81	4,470	(2,917)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to March 31, 2019. Loss deferrals were as follows:

Capital losses
Fidelity Flex Freedom 2030 Fund	$(173)
Fidelity Flex Freedom 2035 Fund	(166)
Fidelity Flex Freedom 2040 Fund	(121)
Fidelity Flex Freedom 2045 Fund	(97)
Fidelity Flex Freedom 2050 Fund	(122)
Fidelity Flex Freedom 2055 Fund	(103)
Fidelity Flex Freedom 2060 Fund	(103)

The tax character of distributions paid was as follows:

March 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Flex Freedom Income Fund	$3,186	$1,282	$4,468
Fidelity Flex Freedom 2005 Fund	3,260	1,780	5,040
Fidelity Flex Freedom 2010 Fund	3,283	2,228	5,511
Fidelity Flex Freedom 2015 Fund	3,306	2,688	5,994
Fidelity Flex Freedom 2020 Fund	3,294	3,013	6,307
Fidelity Flex Freedom 2025 Fund	3,291	3,318	6,609
Fidelity Flex Freedom 2030 Fund	3,363	3,963	7,326
Fidelity Flex Freedom 2035 Fund	3,218	4,561	7,779
Fidelity Flex Freedom 2040 Fund	3,199	4,677	7,876
Fidelity Flex Freedom 2045 Fund	3,147	4,709	7,856
Fidelity Flex Freedom 2050 Fund	3,189	4,666	7,855
Fidelity Flex Freedom 2055 Fund	3,168	4,698	7,866
Fidelity Flex Freedom 2060 Fund	3,168	4,687	7,855

March 31, 2018(a)
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Flex Freedom Income Fund	$1,973	$282	$2,255
Fidelity Flex Freedom 2005 Fund	1,800	400	2,200
Fidelity Flex Freedom 2010 Fund	1,900	510	2,410
Fidelity Flex Freedom 2015 Fund	1,980	620	2,600
Fidelity Flex Freedom 2020 Fund	2,030	700	2,730
Fidelity Flex Freedom 2025 Fund	2,080	770	2,850
Fidelity Flex Freedom 2030 Fund	2,200	940	3,140
Fidelity Flex Freedom 2035 Fund	2,210	1,070	3,280
Fidelity Flex Freedom 2040 Fund	2,210	1,090	3,300
Fidelity Flex Freedom 2045 Fund	2,230	1,090	3,320
Fidelity Flex Freedom 2050 Fund	2,210	1,090	3,300
Fidelity Flex Freedom 2055 Fund	2,220	1,090	3,310
Fidelity Flex Freedom 2060 Fund	2,210	1,090	3,300

 (a) For the period June 8, 2017 (commencement of operations) to March 31, 2018.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Income Fund	28,289	24,253
Fidelity Flex Freedom 2005 Fund	28,695	24,057
Fidelity Flex Freedom 2010 Fund	29,350	24,089
Fidelity Flex Freedom 2015 Fund	30,215	24,310
Fidelity Flex Freedom 2020 Fund	30,256	23,838
Fidelity Flex Freedom 2025 Fund	30,224	23,328
Fidelity Flex Freedom 2030 Fund	29,553	21,809
Fidelity Flex Freedom 2035 Fund	31,044	22,426
Fidelity Flex Freedom 2040 Fund	31,221	22,321
Fidelity Flex Freedom 2045 Fund	31,424	22,522
Fidelity Flex Freedom 2050 Fund	31,273	22,375
Fidelity Flex Freedom 2055 Fund	31,479	22,580
Fidelity Flex Freedom 2060 Fund	31,087	22,177

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Flex Freedom Income Fund	100
Fidelity Flex Freedom 2005 Fund	100
Fidelity Flex Freedom 2010 Fund	100
Fidelity Flex Freedom 2015 Fund	100
Fidelity Flex Freedom 2020 Fund	100
Fidelity Flex Freedom 2025 Fund	100
Fidelity Flex Freedom 2030 Fund	100
Fidelity Flex Freedom 2035 Fund	100
Fidelity Flex Freedom 2040 Fund	100
Fidelity Flex Freedom 2045 Fund	100
Fidelity Flex Freedom 2050 Fund	100
Fidelity Flex Freedom 2055 Fund	100
Fidelity Flex Freedom 2060 Fund	100

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund and Fidelity Flex Freedom 2060 Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund and Fidelity Flex Freedom 2060 Fund (thirteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019 and the statements of changes in net assets and the financial highlights for the year ended March 31, 2019 and for the period June 8, 2017 (commencement of operations) through March 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year ended March 31, 2019, and the changes in their net assets and each of the financial highlights for the year ended March 31, 2019 and for the period June 8, 2017 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 264 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A,B	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period- October 1, 2018 to March 31, 2019C,D
Fidelity Flex Freedom Income Fund	- %
Actual		$1,000.00	$1,025.50	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2005 Fund	- %
Actual		$1,000.00	$1,019.70	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2010 Fund	- %
Actual		$1,000.00	$1,014.80	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2015 Fund	- %
Actual		$1,000.00	$1,009.20	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2020 Fund	- %
Actual		$1,000.00	$1,004.10	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2025 Fund	- %
Actual		$1,000.00	$999.80	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2030 Fund	- %
Actual		$1,000.00	$992.20	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2035 Fund	- %
Actual		$1,000.00	981.70	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2040 Fund	- %
Actual		$1,000.00	$977.10	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2045 Fund	- %
Actual		$1,000.00	$977.40	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2050 Fund	- %
Actual		$1,000.00	$977.00	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2055 Fund	- %
Actual		$1,000.00	$977.40	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2060 Fund	- %
Actual		$1,000.00	$977.20	$-
Hypothetical-E		$1,000.00	$1,024.93	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amounts represent less than .005%.

 C Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Flex Freedom Income Fund	05/06/19	05/03/19	$0.018	$0.065
Fidelity Flex Freedom 2005 Fund	05/13/19	05/10/19	$0.046	$0.101
Fidelity Flex Freedom 2010 Fund	05/13/19	05/10/19	$0.042	$0.138
Fidelity Flex Freedom 2015 Fund	05/13/19	05/10/19	$0.036	$0.180
Fidelity Flex Freedom 2020 Fund	05/13/19	05/10/19	$0.032	$0.212
Fidelity Flex Freedom 2025 Fund	05/13/19	05/10/19	$0.027	$0.246
Fidelity Flex Freedom 2030 Fund	05/13/19	05/10/19	$0.021	$0.314
Fidelity Flex Freedom 2035 Fund	05/13/19	05/10/19	$0.011	$0.381
Fidelity Flex Freedom 2040 Fund	05/13/19	05/10/19	$0.008	$0.402
Fidelity Flex Freedom 2045 Fund	05/13/19	05/10/19	$0.008	$0.401
Fidelity Flex Freedom 2050 Fund	05/13/19	05/10/19	$0.008	$0.403
Fidelity Flex Freedom 2055 Fund	05/13/19	05/10/19	$0.008	$0.402
Fidelity Flex Freedom 2060 Fund	05/13/19	05/10/19	$0.008	$0.403

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Flex Freedom Income Fund	$1,276
Fidelity Flex Freedom 2005 Fund	$1,839
Fidelity Flex Freedom 2010 Fund	$2,405
Fidelity Flex Freedom 2015 Fund	$3,010
Fidelity Flex Freedom 2020 Fund	$3,471
Fidelity Flex Freedom 2025 Fund	$3,927
Fidelity Flex Freedom 2030 Fund	$4,909
Fidelity Flex Freedom 2035 Fund	$5,828
Fidelity Flex Freedom 2040 Fund	$6,121
Fidelity Flex Freedom 2045 Fund	$6,128
Fidelity Flex Freedom 2050 Fund	$6,114
Fidelity Flex Freedom 2055 Fund	$6,129
Fidelity Flex Freedom 2060 Fund	$6,123

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Flex Freedom Income Fund	17.63%
Fidelity Flex Freedom 2005 Fund	14.29%
Fidelity Flex Freedom 2010 Fund	11.52%
Fidelity Flex Freedom 2015 Fund	9.23%
Fidelity Flex Freedom 2020 Fund	7.62%
Fidelity Flex Freedom 2025 Fund	6.61%
Fidelity Flex Freedom 2030 Fund	4.63%
Fidelity Flex Freedom 2035 Fund	2.82%
Fidelity Flex Freedom 2040 Fund	2.04%
Fidelity Flex Freedom 2045 Fund	2.04%
Fidelity Flex Freedom 2050 Fund	2.04%
Fidelity Flex Freedom 2055 Fund	2.04%
Fidelity Flex Freedom 2060 Fund	2.04%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Flex Freedom Income Fund
April 2018	0%
May 2018	2%
June 2018	5%
July 2018	5%
August 2018	5%
September 2018	5%
October 2018	5%
November 2018	5%
December 2018	5%
February 2019	1%
March 2019	1%
Fidelity Flex Freedom 2005 Fund
May 2018	1%
December 2018	8%
Fidelity Flex Freedom 2010 Fund
May 2018	1%
December 2018	11%
Fidelity Flex Freedom 2015 Fund
May 2018	1%
December 2018	14%
Fidelity Flex Freedom 2020 Fund
May 2018	1%
December 2018	17%
Fidelity Flex Freedom 2025 Fund
May 2018	2%
December 2018	19%
Fidelity Flex Freedom 2030 Fund
May 2018	2%
December 2018	22%
Fidelity Flex Freedom 2035 Fund
May 2018	4%
December 2018	26%
Fidelity Flex Freedom 2040 Fund
May 2018	5%
December 2018	27%
Fidelity Flex Freedom 2045 Fund
May 2018	6%
December 2018	27%
Fidelity Flex Freedom 2050 Fund
May 2018	5%
December 2018	27%
Fidelity Flex Freedom 2055 Fund
May 2018	5%
December 2018	27%
Fidelity Flex Freedom 2060 Fund
May 2018	5%
December 2018	27%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Flex Freedom Income Fund
April 2018	0%
May 2018	5%
June 2018	13%
July 2018	13%
August 2018	13%
September 2018	13%
October 2018	13%
November 2018	13%
December 2018	13%
February 2019	1%
March 2019	1%
Fidelity Flex Freedom 2005 Fund
May 2018	1%
December 2018	19%
Fidelity Flex Freedom 2010 Fund
May 2018	1%
December 2018	25%
Fidelity Flex Freedom 2015 Fund
May 2018	2%
December 2018	31%
Fidelity Flex Freedom 2020 Fund
May 2018	2%
December 2018	36%
Fidelity Flex Freedom 2025 Fund
May 2018	3%
December 2018	40%
Fidelity Flex Freedom 2030 Fund
May 2018	4%
December 2018	45%
Fidelity Flex Freedom 2035 Fund
May 2018	6%
December 2018	53%
Fidelity Flex Freedom 2040 Fund
May 2018	6%
December 2018	55%
Fidelity Flex Freedom 2045 Fund
May 2018	9%
December 2018	55%
Fidelity Flex Freedom 2050 Fund
May 2018	4%
December 2018	55%
Fidelity Flex Freedom 2055 Fund
May 2018	6%
December 2018	55%
Fidelity Flex Freedom 2060 Fund
May 2018	6%
December 2018	55%

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

XFC-ANN-0519
1.9884226.101

Fidelity Freedom® Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Blend Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend Income Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend Income Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,204	Fidelity Freedom® Blend Income Fund
$10,395	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2005 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2005 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,180	Fidelity Freedom® Blend 2005 Fund
$10,395	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2010 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2010 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,137	Fidelity Freedom® Blend 2010 Fund
$10,395	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2015 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2015 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,102	Fidelity Freedom® Blend 2015 Fund
$10,395	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2020 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2020 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,063	Fidelity Freedom® Blend 2020 Fund
$9,884	S&P 500® Index

Fidelity Freedom® Blend 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2025 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2025 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,042	Fidelity Freedom® Blend 2025 Fund
$9,884	S&P 500® Index

Fidelity Freedom® Blend 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2030 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2030 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,974	Fidelity Freedom® Blend 2030 Fund
$9,884	S&P 500® Index

Fidelity Freedom® Blend 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2035 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2035 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,904	Fidelity Freedom® Blend 2035 Fund
$9,884	S&P 500® Index

Fidelity Freedom® Blend 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2040 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2040 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,865	Fidelity Freedom® Blend 2040 Fund
$9,884	S&P 500® Index

Fidelity Freedom® Blend 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2045 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2045 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,869	Fidelity Freedom® Blend 2045 Fund
$9,884	S&P 500® Index

Fidelity Freedom® Blend 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2050 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2050 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,861	Fidelity Freedom® Blend 2050 Fund
$9,884	S&P 500® Index

Fidelity Freedom® Blend 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2055 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2055 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,865	Fidelity Freedom® Blend 2055 Fund
$9,884	S&P 500® Index

Fidelity Freedom® Blend 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Freedom® Blend 2060 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2060 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,873	Fidelity Freedom® Blend 2060 Fund
$9,884	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy remained in expansion for the 12 months ending March 31, 2019, but growth was less synchronous and uneven. Many major economies progressed toward more-advanced stages of the business cycle. Financial markets responded favorably to the U.S. Federal Reserve’s shift away from its monetary tightening bias in the first quarter of 2019. Most economic indicators remained tepid, although China displayed some initial signs of stabilizing activity, and stepped up the pace of fiscal and monetary stimulus in the first quarter. Against this backdrop, the MSCI World ex USA Index of non-U.S. equity markets returned -2.91% for the year. Much of the negative impact came in the volatile fourth quarter of 2018, when the index returned -13%, followed by a sharp rebound to begin 2019. Among regions in the index, stocks in resource-rich Canada gained 4%, benefiting from rising crude-oil prices early and late in the period, while Asia Pacific ex Japan (+4%) was aided by stabilizing returns in Hong Kong, which rose 8%. Conversely, stocks in Japan (-8%), emerging markets (0%) and Europe ex U.K. (-4%) lagged. Results at home were markedly better. The U.S. equity bellwether S&P 500® index rose 9.50%. Nine of 11 sectors in the S&P 500® had a positive return. Three defensive sectors stood out: real estate (+21%), utilities (+19%) and health care (+15%). Conversely, some economically sensitive sectors struggled, with financials (-5%) faring worst. The small-cap-oriented Russell 2000® Index gained 2.05% for the 12 months. Commodities also lagged, as evidenced by the -5.25% result of the Bloomberg Barclays Commodity Index Total Return. U.S. investment-grade bonds gained 4.48%, according to the Bloomberg Barclays U.S. Aggregate Bond Index, largely driven by surging returns for credit-sensitive sectors. U.S. corporate bonds increased 4.89%, according to the Bloomberg Barclays Credit Bond Index. Elsewhere, securitized sectors fared well, led by commercial mortgage-backed securities (+5.43%). Agency bonds and Treasury Inflation-Protected Securities (TIPS) lagged, as measured by the 3.73% return of the Bloomberg Barclays U.S. Agency Bond Index and the 2.70% advance of the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), respectively.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  From inception on August 31, 2018, through March 31, 2019, returns for the Funds' share classes (excluding sales charges, if applicable) ranged from roughly 2% for the more-income-oriented Freedom Blend Funds – earmarked for investors with a shorter retirement-savings horizon – to about -1% for the more-equity-oriented Funds, suited to investors with a longer retirement-savings horizon. All of the Funds performed roughly in line with their respective Composite indexes for the 12 months. Underlying investment performance contributed most to the Funds' performance versus Composites. Specifically, returns in emerging-markets equities outperformed. Most notably was the strong outperformance of an investment in Fidelity® Series Emerging Markets Opportunities Fund, which outperformed the MSCI Emerging Markets Index. The Funds' overall U.S. equity exposure also outperformed Composites, led by strong relative results for Fidelity® Series Small Cap Opportunities Fund and Fidelity® Series Blue Chip Growth Fund. Conversely, investments in underlying non-U.S. developed-market equities lagged. Active asset allocation had a slightly negative influence on the Funds' relative performance overall. In particular, the Funds' underweighting in U.S. investment-grade bonds detracted, as the benchmark Bloomberg Barclays U.S. Aggregate Bond Index advanced 3.95% for the period. A non-Composite allocation to weak-performing commodities also held back the Funds' relative results; here, an investment in Fidelity® Series Commodity Strategy Fund trailed its benchmark. Intra-asset allocation decisions – investments made within the major asset classes (equities and fixed-income) – had a modestly negative influence on the Funds’ relative results, particularly among non-U.S. equities, where an allocation to Fidelity® Series International Small Cap Fund lagged the returns for other international asset categories.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  At its May 2019 meeting, the Board of Trustees approved adjusting the equity composition of the strategic asset allocation of Freedom Blend Funds from 70%/30% to 60%/40% for U.S./non-U.S. equities.

Fidelity Freedom® Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	13.5
Fidelity Series Inflation-Protected Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	11.2
Fidelity Series Government Bond Index Fund	10.6
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series Corporate Bond Fund	7.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Government Money Market Fund 2.5%	4.5
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Opportunities Fund	3.2
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.8%
International Equity Funds	8.9%
Bond Funds	57.8%
Short-Term Funds	22.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 10.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,223	$47,541
Fidelity Series Commodity Strategy Fund (a)	14,259	68,015
Fidelity Series Large Cap Growth Index Fund (a)	3,692	37,212
Fidelity Series Large Cap Stock Fund (a)	2,530	37,058
Fidelity Series Large Cap Value Index Fund (a)	5,588	69,344
Fidelity Series Small Cap Opportunities Fund (a)	1,372	18,461
Fidelity Series Value Discovery Fund (a)	1,758	21,956
TOTAL DOMESTIC EQUITY FUNDS
(Cost $285,214)		299,587

International Equity Funds - 8.9%
Fidelity Series Canada Fund (a)	664	6,848
Fidelity Series Emerging Markets Fund (a)	997	9,756
Fidelity Series Emerging Markets Opportunities Fund (a)	4,771	88,405
Fidelity Series International Growth Fund (a)	3,757	57,069
Fidelity Series International Index Fund (a)	1,523	14,959
Fidelity Series International Small Cap Fund (a)	964	14,971
Fidelity Series International Value Fund (a)	6,072	56,471
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $234,945)		248,479

Bond Funds - 57.8%
Fidelity Series Corporate Bond Fund (a)	21,017	213,324
Fidelity Series Emerging Markets Debt Fund (a)	2,033	19,496
Fidelity Series Floating Rate High Income Fund (a)	445	4,126
Fidelity Series Government Bond Index Fund (a)	28,695	293,262
Fidelity Series High Income Fund (a)	3,251	30,561
Fidelity Series Inflation-Protected Bond Index Fund (a)	37,828	369,954
Fidelity Series Investment Grade Bond Fund (a)	27,881	311,706
Fidelity Series Investment Grade Securitized Fund (a)	21,588	219,982
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,598	129,480
Fidelity Series Real Estate Income Fund (a)	1,201	13,102
TOTAL BOND FUNDS
(Cost $1,564,747)		1,604,993

Short-Term Funds - 22.5%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	125,285	125,285
Fidelity Series Short-Term Credit Fund (a)	12,426	123,884
Fidelity Series Treasury Bill Index Fund (a)	37,557	375,199
TOTAL SHORT-TERM FUNDS
(Cost $623,418)		624,417
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,708,324)		2,777,476
NET OTHER ASSETS (LIABILITIES) - 0.0%		(838)
NET ASSETS - 100%		$2,776,638

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$59,139	$13,888	$2,358	$(1,470)	$3,760	$47,541
Fidelity Series Canada Fund	--	8,139	1,724	71	(73)	506	6,848
Fidelity Series Commodity Strategy Fund	--	79,342	10,840	1,304	(494)	7	68,015
Fidelity Series Corporate Bond Fund	--	243,386	37,345	3,320	(110)	7,393	213,324
Fidelity Series Emerging Markets Debt Fund	--	21,918	2,966	393	9	535	19,496
Fidelity Series Emerging Markets Fund	--	11,221	1,982	19	(50)	567	9,756
Fidelity Series Emerging Markets Opportunities Fund	--	104,615	21,972	3,408	(932)	6,694	88,405
Fidelity Series Floating Rate High Income Fund	--	6,004	1,851	153	(40)	13	4,126
Fidelity Series Government Bond Index Fund	--	337,666	50,385	2,954	11	5,970	293,262
Fidelity Series Government Money Market Fund 2.5%	--	146,394	21,109	1,128	--	--	125,285
Fidelity Series High Income Fund	--	41,289	11,530	913	(200)	1,002	30,561
Fidelity Series Inflation-Protected Bond Index Fund	--	424,761	60,134	3,348	(570)	5,897	369,954
Fidelity Series International Growth Fund	--	68,756	14,553	1,770	(688)	3,554	57,069
Fidelity Series International Index Fund	--	17,703	3,468	41	(99)	823	14,959
Fidelity Series International Small Cap Fund	--	18,569	3,685	660	(281)	368	14,971
Fidelity Series International Value Fund	--	67,040	10,898	973	(693)	1,022	56,471
Fidelity Series Investment Grade Bond Fund	--	356,357	52,856	4,147	(51)	8,256	311,706
Fidelity Series Investment Grade Securitized Fund	--	257,747	42,117	2,783	79	4,273	219,982
Fidelity Series Large Cap Growth Index Fund	--	44,764	10,656	94	(457)	3,561	37,212
Fidelity Series Large Cap Stock Fund	--	46,042	10,494	721	(470)	1,980	37,058
Fidelity Series Large Cap Value Index Fund	--	86,145	19,475	1,826	(683)	3,357	69,344
Fidelity Series Long-Term Treasury Bond Index Fund	--	143,918	20,914	1,409	1	6,475	129,480
Fidelity Series Real Estate Income Fund	--	14,944	2,228	340	(46)	432	13,102
Fidelity Series Short-Term Credit Fund	--	145,648	23,103	1,330	28	1,311	123,884
Fidelity Series Small Cap Opportunities Fund	--	23,628	5,639	826	(623)	1,095	18,461
Fidelity Series Treasury Bill Index Fund	--	439,299	63,774	3,883	(14)	(312)	375,199
Fidelity Series Value Discovery Fund	--	27,285	5,650	655	(292)	613	21,956
	$--	$3,241,719	$525,236	$40,827	$(8,208)	$69,152	$2,777,427

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $2,708,275)	2,777,427
Total Investment in Securities (cost $2,708,324)		$2,777,476
Cash		147
Receivable for investments sold		11,271
Receivable for fund shares sold		698
Total assets		2,789,592
Liabilities
Payable for investments purchased	$11,957
Accrued management fee	776
Distribution and service plan fees payable	221
Total liabilities		12,954
Net Assets		$2,776,638
Net Assets consist of:
Paid in capital		$2,704,345
Total distributable earnings (loss)		72,293
Net Assets		$2,776,638
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($107,003 ÷ 10,664 shares)		$10.03
Maximum offering price per share (100/94.25 of $10.03)		$10.64
Class M:
Net Asset Value and redemption price per share ($101,796 ÷ 10,146 shares)		$10.03
Maximum offering price per share (100/96.50 of $10.03)		$10.39
Class C:
Net Asset Value and offering price per share ($123,194 ÷ 12,302 shares)(a)		$10.01
Fidelity Freedom Blend Income Fund:
Net Asset Value, offering price and redemption price per share ($378,362 ÷ 37,707 shares)		$10.03
Class K:
Net Asset Value, offering price and redemption price per share ($102,155 ÷ 10,179 shares)		$10.04
Class K6:
Net Asset Value, offering price and redemption price per share ($1,657,663 ÷ 165,179 shares)		$10.04
Class I:
Net Asset Value, offering price and redemption price per share ($102,095 ÷ 10,173 shares)		$10.04
Class Z:
Net Asset Value, offering price and redemption price per share ($102,155 ÷ 10,179 shares)		$10.04
Class Z6:
Net Asset Value, offering price and redemption price per share ($102,215 ÷ 10,182 shares)		$10.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$27,877
Income from Fidelity Central Funds		195
Total income		28,072
Expenses
Management fee	$3,812
Distribution and service plan fees	1,263
Independent trustees' fees and expenses	4
Total expenses		5,079
Net investment income (loss)		22,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(8,208)
Capital gain distributions from underlying funds:
Affiliated issuers	12,950
Total net realized gain (loss)		4,742
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	69,152
Total change in net unrealized appreciation (depreciation)		69,152
Net gain (loss)		73,894
Net increase (decrease) in net assets resulting from operations		$96,887

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,993
Net realized gain (loss)	4,742
Change in net unrealized appreciation (depreciation)	69,152
Net increase (decrease) in net assets resulting from operations	96,887
Distributions to shareholders	(24,594)
Total distributions	(24,594)
Share transactions - net increase (decrease)	2,704,345
Total increase (decrease) in net assets	2,776,638
Net Assets
Beginning of period	–
End of period	$2,776,638

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend Income Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	.08
Total from investment operations	.19
Distributions from net investment income	(.11)
Distributions from net realized gain	(.05)
Total distributions	(.16)
Net asset value, end of period	$10.03
Total ReturnC,D	1.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G
Expenses net of fee waivers, if any	.71%G
Expenses net of all reductions	.71%G
Net investment income (loss)	1.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateF	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.07
Total from investment operations	.17
Distributions from net investment income	(.09)
Distributions from net realized gain	(.05)
Total distributions	(.14)
Net asset value, end of period	$10.03
Total ReturnC,D	1.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G
Expenses net of fee waivers, if any	.96%G
Expenses net of all reductions	.96%G
Net investment income (loss)	1.70%G
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateF	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.07
Total from investment operations	.14
Distributions from net investment income	(.08)
Distributions from net realized gain	(.05)
Total distributions	(.13)
Net asset value, end of period	$10.01
Total ReturnC,D	1.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.47%G,H
Expenses net of fee waivers, if any	1.47%G,H
Expenses net of all reductions	1.47%G,H
Net investment income (loss)	1.19%G
Supplemental Data
Net assets, end of period (000 omitted)	$123
Portfolio turnover rateF	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.07
Total from investment operations	.20
Distributions from net investment income	(.12)
Distributions from net realized gain	(.05)
Total distributions	(.17)
Net asset value, end of period	$10.03
Total ReturnC	2.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F
Expenses net of fee waivers, if any	.46%F
Expenses net of all reductions	.46%F
Net investment income (loss)	2.20%F
Supplemental Data
Net assets, end of period (000 omitted)	$378
Portfolio turnover rateE	48%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.08
Total from investment operations	.21
Distributions from net investment income	(.12)
Distributions from net realized gain	(.05)
Total distributions	(.17)
Net asset value, end of period	$10.04
Total ReturnC	2.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.36%F
Expenses net of fee waivers, if any	.36%F
Expenses net of all reductions	.36%F
Net investment income (loss)	2.30%F
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateE	48%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	.08
Total from investment operations	.22
Distributions from net investment income	(.13)
Distributions from net realized gain	(.05)
Total distributions	(.18)
Net asset value, end of period	$10.04
Total ReturnC	2.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	.26%F
Expenses net of fee waivers, if any	.26%F
Expenses net of all reductions	.26%F
Net investment income (loss)	2.39%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,658
Portfolio turnover rateE	48%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.08
Total from investment operations	.21
Distributions from net investment income	(.12)
Distributions from net realized gain	(.05)
Total distributions	(.17)
Net asset value, end of period	$10.04
Total ReturnC	2.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F
Expenses net of fee waivers, if any	.46%F
Expenses net of all reductions	.46%F
Net investment income (loss)	2.20%F
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateE	48%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.08
Total from investment operations	.21
Distributions from net investment income	(.12)
Distributions from net realized gain	(.05)
Total distributions	(.17)
Net asset value, end of period	$10.04
Total ReturnC	2.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.36%F
Expenses net of fee waivers, if any	.36%F
Expenses net of all reductions	.36%F
Net investment income (loss)	2.30%F
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateE	48%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	.08
Total from investment operations	.22
Distributions from net investment income	(.13)
Distributions from net realized gain	(.05)
Total distributions	(.18)
Net asset value, end of period	$10.04
Total ReturnC	2.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.26%F
Expenses net of fee waivers, if any	.26%F
Expenses net of all reductions	.26%F
Net investment income (loss)	2.40%F
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateE	48%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Inflation-Protected Bond Index Fund	11.5
Fidelity Series Treasury Bill Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	10.4
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.2
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series Short-Term Credit Fund	3.8
74.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.3%
International Equity Funds	11.6%
Bond Funds	53.3%
Short-Term Funds	18.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2005 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 16.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,046	$59,683
Fidelity Series Commodity Strategy Fund (a)	10,228	48,785
Fidelity Series Large Cap Growth Index Fund (a)	4,637	46,743
Fidelity Series Large Cap Stock Fund (a)	3,166	46,379
Fidelity Series Large Cap Value Index Fund (a)	6,998	86,849
Fidelity Series Small Cap Opportunities Fund (a)	1,721	23,168
Fidelity Series Value Discovery Fund (a)	2,200	27,479
TOTAL DOMESTIC EQUITY FUNDS
(Cost $327,126)		339,086

International Equity Funds - 11.6%
Fidelity Series Canada Fund (a)	670	6,903
Fidelity Series Emerging Markets Fund (a)	933	9,131
Fidelity Series Emerging Markets Opportunities Fund (a)	4,466	82,753
Fidelity Series International Growth Fund (a)	3,749	56,952
Fidelity Series International Index Fund (a)	1,530	15,023
Fidelity Series International Small Cap Fund (a)	968	15,035
Fidelity Series International Value Fund (a)	6,084	56,584
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $233,553)		242,381

Bond Funds - 53.3%
Fidelity Series Corporate Bond Fund (a)	14,592	148,104
Fidelity Series Emerging Markets Debt Fund (a)	1,526	14,638
Fidelity Series Floating Rate High Income Fund (a)	334	3,100
Fidelity Series Government Bond Index Fund (a)	19,906	203,437
Fidelity Series High Income Fund (a)	2,440	22,938
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,532	239,920
Fidelity Series Investment Grade Bond Fund (a)	19,365	216,506
Fidelity Series Investment Grade Securitized Fund (a)	14,990	152,751
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,406	101,171
Fidelity Series Real Estate Income Fund (a)	902	9,842
TOTAL BOND FUNDS
(Cost $1,088,064)		1,112,407

Short-Term Funds - 18.8%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	78,685	78,685
Fidelity Series Short-Term Credit Fund (a)	7,935	79,112
Fidelity Series Treasury Bill Index Fund (a)	23,479	234,552
TOTAL SHORT-TERM FUNDS
(Cost $391,838)		392,398
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,040,581)		2,086,272
NET OTHER ASSETS (LIABILITIES) - 0.0%		(580)
NET ASSETS - 100%		$2,085,692

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$66,521	$7,976	$3,550	$(1,296)	$2,434	$59,683
Fidelity Series Canada Fund	--	7,159	593	65	(43)	380	6,903
Fidelity Series Commodity Strategy Fund	--	51,099	1,662	1,241	(87)	(565)	48,785
Fidelity Series Corporate Bond Fund	--	147,265	3,573	2,272	(15)	4,427	148,104
Fidelity Series Emerging Markets Debt Fund	--	14,589	327	294	2	374	14,638
Fidelity Series Emerging Markets Fund	--	9,193	416	16	(15)	369	9,131
Fidelity Series Emerging Markets Opportunities Fund	--	85,613	7,053	2,901	(429)	4,622	82,753
Fidelity Series Floating Rate High Income Fund	--	4,045	925	114	(26)	6	3,100
Fidelity Series Government Bond Index Fund	--	204,708	4,916	2,020	(57)	3,702	203,437
Fidelity Series Government Money Market Fund 2.5%	--	79,828	1,143	693	--	--	78,685
Fidelity Series High Income Fund	--	26,909	4,481	674	(89)	599	22,938
Fidelity Series Inflation-Protected Bond Index Fund	--	239,551	2,600	2,020	(34)	3,003	239,920
Fidelity Series International Growth Fund	--	60,473	5,590	1,622	(561)	2,630	56,952
Fidelity Series International Index Fund	--	15,520	1,035	38	(59)	597	15,023
Fidelity Series International Small Cap Fund	--	16,318	1,221	609	(189)	127	15,035
Fidelity Series International Value Fund	--	58,969	2,279	888	(209)	103	56,584
Fidelity Series Investment Grade Bond Fund	--	215,267	3,763	2,804	(20)	5,022	216,506
Fidelity Series Investment Grade Securitized Fund	--	156,280	6,159	1,893	(16)	2,646	152,751
Fidelity Series Large Cap Growth Index Fund	--	49,786	6,295	108	(398)	3,650	46,743
Fidelity Series Large Cap Stock Fund	--	50,954	6,113	848	(477)	2,015	46,379
Fidelity Series Large Cap Value Index Fund	--	95,130	11,049	2,115	(601)	3,369	86,849
Fidelity Series Long-Term Treasury Bond Index Fund	--	97,919	1,039	1,086	(42)	4,333	101,171
Fidelity Series Real Estate Income Fund	--	9,759	143	271	(5)	231	9,842
Fidelity Series Short-Term Credit Fund	--	79,429	1,083	815	(3)	769	79,112
Fidelity Series Small Cap Opportunities Fund	--	26,350	3,134	1,212	(606)	558	23,168
Fidelity Series Treasury Bill Index Fund	--	239,855	5,092	2,382	(2)	(209)	234,552
Fidelity Series Value Discovery Fund	--	30,098	2,886	745	(232)	499	27,479
	$--	$2,138,587	$92,546	$33,296	$(5,509)	$45,691	$2,086,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $2,040,532)	2,086,223
Total Investment in Securities (cost $2,040,581)		$2,086,272
Cash		147
Receivable for investments sold		7,401
Receivable for fund shares sold		471
Total assets		2,094,291
Liabilities
Payable for investments purchased	$7,872
Accrued management fee	562
Distribution and service plan fees payable	165
Total liabilities		8,599
Net Assets		$2,085,692
Net Assets consist of:
Paid in capital		$2,031,524
Total distributable earnings (loss)		54,168
Net Assets		$2,085,692
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($187,159 ÷ 18,735 shares)		$9.99
Maximum offering price per share (100/94.25 of $9.99)		$10.60
Class M:
Net Asset Value and redemption price per share ($101,468 ÷ 10,153 shares)		$9.99
Maximum offering price per share (100/96.50 of $9.99)		$10.35
Class C:
Net Asset Value and offering price per share ($101,172 ÷ 10,135 shares)(a)		$9.98
Fidelity Freedom Blend 2005 Fund:
Net Asset Value, offering price and redemption price per share ($111,173 ÷ 11,110 shares)		$10.01
Class K:
Net Asset Value, offering price and redemption price per share ($101,826 ÷ 10,173 shares)		$10.01
Class K6:
Net Asset Value, offering price and redemption price per share ($1,177,415 ÷ 117,613 shares)		$10.01
Class I:
Net Asset Value, offering price and redemption price per share ($101,767 ÷ 10,170 shares)		$10.01
Class Z:
Net Asset Value, offering price and redemption price per share ($101,826 ÷ 10,173 shares)		$10.01
Class Z6:
Net Asset Value, offering price and redemption price per share ($101,886 ÷ 10,176 shares)		$10.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$20,228
Income from Fidelity Central Funds		195
Total income		20,423
Expenses
Management fee	$2,807
Distribution and service plan fees	1,068
Independent trustees' fees and expenses	3
Total expenses		3,878
Net investment income (loss)		16,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(5,509)
Capital gain distributions from underlying funds:
Affiliated issuers	13,068
Total net realized gain (loss)		7,559
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	45,691
Total change in net unrealized appreciation (depreciation)		45,691
Net gain (loss)		53,250
Net increase (decrease) in net assets resulting from operations		$69,795

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,545
Net realized gain (loss)	7,559
Change in net unrealized appreciation (depreciation)	45,691
Net increase (decrease) in net assets resulting from operations	69,795
Distributions to shareholders	(15,628)
Total distributions	(15,628)
Share transactions - net increase (decrease)	2,031,525
Total increase (decrease) in net assets	2,085,692
Net Assets
Beginning of period	–
End of period	$2,085,692

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2005 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	.04
Total from investment operations	.15
Distributions from net investment income	(.10)
Distributions from net realized gain	(.07)
Total distributions	(.16)C
Net asset value, end of period	$9.99
Total ReturnD,E	1.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H
Expenses net of fee waivers, if any	.71%H
Expenses net of all reductions	.71%H
Net investment income (loss)	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$187
Portfolio turnover rateG	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.05
Total from investment operations	.14
Distributions from net investment income	(.08)
Distributions from net realized gain	(.07)
Total distributions	(.15)
Net asset value, end of period	$9.99
Total ReturnC,D	1.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G
Expenses net of fee waivers, if any	.96%G
Expenses net of all reductions	.96%G
Net investment income (loss)	1.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateF	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.05
Total from investment operations	.11
Distributions from net investment income	(.06)
Distributions from net realized gain	(.07)
Total distributions	(.13)
Net asset value, end of period	$9.98
Total ReturnC,D	1.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G
Expenses net of fee waivers, if any	1.46%G
Expenses net of all reductions	1.46%G
Net investment income (loss)	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateF	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.05
Total from investment operations	.17
Distributions from net investment income	(.10)
Distributions from net realized gain	(.07)
Total distributions	(.16)C
Net asset value, end of period	$10.01
Total ReturnD	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G
Expenses net of fee waivers, if any	.46%G
Expenses net of all reductions	.46%G
Net investment income (loss)	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rateF	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.04
Total from investment operations	.17
Distributions from net investment income	(.10)
Distributions from net realized gain	(.07)
Total distributions	(.16)C
Net asset value, end of period	$10.01
Total ReturnD	1.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G
Expenses net of fee waivers, if any	.36%G
Expenses net of all reductions	.36%G
Net investment income (loss)	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateF	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.05
Total from investment operations	.18
Distributions from net investment income	(.10)
Distributions from net realized gain	(.07)
Total distributions	(.17)
Net asset value, end of period	$10.01
Total ReturnC	1.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	.26%F
Expenses net of fee waivers, if any	.26%F
Expenses net of all reductions	.26%F
Net investment income (loss)	2.32%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,177
Portfolio turnover rateE	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.05
Total from investment operations	.17
Distributions from net investment income	(.10)
Distributions from net realized gain	(.07)
Total distributions	(.16)C
Net asset value, end of period	$10.01
Total ReturnD	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G
Expenses net of fee waivers, if any	.46%G
Expenses net of all reductions	.46%G
Net investment income (loss)	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateF	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.04
Total from investment operations	.17
Distributions from net investment income	(.10)
Distributions from net realized gain	(.07)
Total distributions	(.16)C
Net asset value, end of period	$10.01
Total ReturnD	1.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G
Expenses net of fee waivers, if any	.36%G
Expenses net of all reductions	.36%G
Net investment income (loss)	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateF	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.05
Total from investment operations	.18
Distributions from net investment income	(.10)
Distributions from net realized gain	(.07)
Total distributions	(.17)
Net asset value, end of period	$10.01
Total ReturnC	1.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	.26%F
Expenses net of fee waivers, if any	.26%F
Expenses net of all reductions	.26%F
Net investment income (loss)	2.33%F
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateE	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Inflation-Protected Bond Index Fund	9.4
Fidelity Series Investment Grade Bond Fund	9.3
Fidelity Series Treasury Bill Index Fund	8.9
Fidelity Series Government Bond Index Fund	8.7
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Large Cap Value Index Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series Blue Chip Growth Fund	4.2
69.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.7%
International Equity Funds	14.6%
Bond Funds	47.8%
Short-Term Funds	14.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2010 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 22.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	7,479	$110,318
Fidelity Series Commodity Strategy Fund (a)	13,067	62,328
Fidelity Series Large Cap Growth Index Fund (a)	8,568	86,369
Fidelity Series Large Cap Stock Fund (a)	5,869	85,985
Fidelity Series Large Cap Value Index Fund (a)	12,975	161,014
Fidelity Series Small Cap Opportunities Fund (a)	3,191	42,953
Fidelity Series Value Discovery Fund (a)	4,079	50,945
TOTAL DOMESTIC EQUITY FUNDS
(Cost $558,467)		599,912

International Equity Funds - 14.6%
Fidelity Series Canada Fund (a)	1,067	11,003
Fidelity Series Emerging Markets Fund (a)	1,442	14,121
Fidelity Series Emerging Markets Opportunities Fund (a)	6,906	127,972
Fidelity Series International Growth Fund (a)	6,089	92,485
Fidelity Series International Index Fund (a)	2,465	24,205
Fidelity Series International Small Cap Fund (a)	1,554	24,137
Fidelity Series International Value Fund (a)	9,811	91,246
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $360,091)		385,169

Bond Funds - 47.8%
Fidelity Series Corporate Bond Fund (a)	16,588	168,370
Fidelity Series Emerging Markets Debt Fund (a)	1,934	18,543
Fidelity Series Floating Rate High Income Fund (a)	424	3,929
Fidelity Series Government Bond Index Fund (a)	22,618	231,155
Fidelity Series High Income Fund (a)	3,037	28,548
Fidelity Series Inflation-Protected Bond Index Fund (a)	25,443	248,837
Fidelity Series Investment Grade Bond Fund (a)	22,015	246,122
Fidelity Series Investment Grade Securitized Fund (a)	17,041	173,652
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,046	133,456
Fidelity Series Real Estate Income Fund (a)	1,143	12,475
TOTAL BOND FUNDS
(Cost $1,233,242)		1,265,087

Short-Term Funds - 14.9%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	79,094	79,094
Fidelity Series Short-Term Credit Fund (a)	7,976	79,524
Fidelity Series Treasury Bill Index Fund (a)	23,532	235,082
TOTAL SHORT-TERM FUNDS
(Cost $393,155)		393,749
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,544,955)		2,643,917
NET OTHER ASSETS (LIABILITIES) - 0.0%		(734)
NET ASSETS - 100%		$2,643,183

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$153,447	$47,296	$5,148	$(6,353)	$10,520	$110,318
Fidelity Series Canada Fund	--	14,765	4,264	92	(175)	677	11,003
Fidelity Series Commodity Strategy Fund	--	81,183	18,288	1,241	(1,515)	948	62,328
Fidelity Series Corporate Bond Fund	--	219,946	56,954	2,323	(242)	5,620	168,370
Fidelity Series Emerging Markets Debt Fund	--	23,460	5,345	337	55	373	18,543
Fidelity Series Emerging Markets Fund	--	18,526	5,059	22	(155)	809	14,121
Fidelity Series Emerging Markets Opportunities Fund	--	170,161	49,495	3,983	(2,693)	9,999	127,972
Fidelity Series Floating Rate High Income Fund	--	6,146	2,189	127	(57)	29	3,929
Fidelity Series Government Bond Index Fund	--	305,197	78,318	2,068	(108)	4,384	231,155
Fidelity Series Government Money Market Fund 2.5%	--	105,480	26,386	631	--	--	79,094
Fidelity Series High Income Fund	--	44,845	16,905	771	(290)	898	28,548
Fidelity Series Inflation-Protected Bond Index Fund	--	326,880	81,723	1,738	(1,248)	4,928	248,837
Fidelity Series International Growth Fund	--	125,949	37,225	2,343	(3,453)	7,214	92,485
Fidelity Series International Index Fund	--	32,546	9,269	53	(455)	1,383	24,205
Fidelity Series International Small Cap Fund	--	33,611	9,601	880	(1,234)	1,361	24,137
Fidelity Series International Value Fund	--	123,715	32,615	1,289	(3,489)	3,635	91,246
Fidelity Series Investment Grade Bond Fund	--	322,415	82,245	2,880	(5)	5,957	246,122
Fidelity Series Investment Grade Securitized Fund	--	232,629	62,086	1,940	132	2,977	173,652
Fidelity Series Large Cap Growth Index Fund	--	116,626	36,831	171	(2,007)	8,581	86,369
Fidelity Series Large Cap Stock Fund	--	118,694	35,842	1,356	(2,967)	6,100	85,985
Fidelity Series Large Cap Value Index Fund	--	222,334	66,529	3,560	(4,113)	9,322	161,014
Fidelity Series Long-Term Treasury Bond Index Fund	--	170,498	43,012	1,295	(216)	6,186	133,456
Fidelity Series Real Estate Income Fund	--	16,257	4,110	300	(165)	493	12,475
Fidelity Series Short-Term Credit Fund	--	105,053	26,333	740	29	775	79,524
Fidelity Series Small Cap Opportunities Fund	--	60,851	18,531	1,768	(2,933)	3,566	42,953
Fidelity Series Treasury Bill Index Fund	--	316,711	81,434	2,173	(14)	(181)	235,082
Fidelity Series Value Discovery Fund	--	70,368	19,978	1,210	(1,853)	2,408	50,945
	$--	$3,538,293	$957,863	$40,439	$(35,524)	$98,962	$2,643,868

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $2,544,906)	2,643,868
Total Investment in Securities (cost $2,544,955)		$2,643,917
Cash		147
Receivable for investments sold		9,914
Receivable for fund shares sold		25
Total assets		2,654,003
Liabilities
Payable for investments purchased	$9,940
Accrued management fee	710
Distribution and service plan fees payable	170
Total liabilities		10,820
Net Assets		$2,643,183
Net Assets consist of:
Paid in capital		$2,562,028
Total distributable earnings (loss)		81,155
Net Assets		$2,643,183
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($165,881 ÷ 16,711 shares)		$9.93
Maximum offering price per share (100/94.25 of $9.93)		$10.54
Class M:
Net Asset Value and redemption price per share ($126,040 ÷ 12,702 shares)		$9.92
Maximum offering price per share (100/96.50 of $9.92)		$10.28
Class C:
Net Asset Value and offering price per share ($100,766 ÷ 10,162 shares)(a)		$9.92
Fidelity Freedom Blend 2010 Fund:
Net Asset Value, offering price and redemption price per share ($147,912 ÷ 14,883 shares)		$9.94
Class K:
Net Asset Value, offering price and redemption price per share ($101,419 ÷ 10,199 shares)		$9.94
Class K6:
Net Asset Value, offering price and redemption price per share ($1,696,909 ÷ 170,627 shares)		$9.95
Class I:
Net Asset Value, offering price and redemption price per share ($101,359 ÷ 10,196 shares)		$9.94
Class Z:
Net Asset Value, offering price and redemption price per share ($101,419 ÷ 10,199 shares)		$9.94
Class Z6:
Net Asset Value, offering price and redemption price per share ($101,478 ÷ 10,203 shares)		$9.95

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$22,661
Income from Fidelity Central Funds		195
Total income		22,856
Expenses
Management fee	$3,243
Distribution and service plan fees	1,094
Independent trustees' fees and expenses	3
Total expenses		4,340
Net investment income (loss)		18,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(35,524)
Capital gain distributions from underlying funds:
Affiliated issuers	17,778
Total net realized gain (loss)		(17,746)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	98,962
Total change in net unrealized appreciation (depreciation)		98,962
Net gain (loss)		81,216
Net increase (decrease) in net assets resulting from operations		$99,732

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,516
Net realized gain (loss)	(17,746)
Change in net unrealized appreciation (depreciation)	98,962
Net increase (decrease) in net assets resulting from operations	99,732
Distributions to shareholders	(18,577)
Total distributions	(18,577)
Share transactions - net increase (decrease)	2,562,028
Total increase (decrease) in net assets	2,643,183
Net Assets
Beginning of period	–
End of period	$2,643,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2010 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.01
Total from investment operations	.11
Distributions from net investment income	(.11)
Distributions from net realized gain	(.08)
Total distributions	(.18)C
Net asset value, end of period	$9.93
Total ReturnD,E	1.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H
Expenses net of fee waivers, if any	.72%H
Expenses net of all reductions	.72%H
Net investment income (loss)	1.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$166
Portfolio turnover rateG	98%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.076 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	–C
Total from investment operations	.09
Distributions from net investment income	(.10)
Distributions from net realized gain	(.08)
Total distributions	(.17)D
Net asset value, end of period	$9.92
Total ReturnE,F	1.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%I
Expenses net of fee waivers, if any	.97%I
Expenses net of all reductions	.97%I
Net investment income (loss)	1.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$126
Portfolio turnover rateH	98%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.076 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.01
Total from investment operations	.07
Distributions from net investment income	(.08)
Distributions from net realized gain	(.08)
Total distributions	(.15)C
Net asset value, end of period	$9.92
Total ReturnD,E	.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.47%H
Expenses net of fee waivers, if any	1.47%H
Expenses net of all reductions	1.47%H
Net investment income (loss)	1.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateG	98%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.076 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.01
Total from investment operations	.13
Distributions from net investment income	(.11)
Distributions from net realized gain	(.08)
Total distributions	(.19)
Net asset value, end of period	$9.94
Total ReturnC	1.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F
Expenses net of fee waivers, if any	.47%F
Expenses net of all reductions	.47%F
Net investment income (loss)	2.06%F
Supplemental Data
Net assets, end of period (000 omitted)	$148
Portfolio turnover rateE	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.01
Total from investment operations	.13
Distributions from net investment income	(.11)
Distributions from net realized gain	(.08)
Total distributions	(.19)
Net asset value, end of period	$9.94
Total ReturnC	1.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%F
Expenses net of fee waivers, if any	.37%F
Expenses net of all reductions	.37%F
Net investment income (loss)	2.16%F
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateE	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.01
Total from investment operations	.14
Distributions from net investment income	(.11)
Distributions from net realized gain	(.08)
Total distributions	(.19)
Net asset value, end of period	$9.95
Total ReturnC	1.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F,G
Expenses net of fee waivers, if any	.28%F,G
Expenses net of all reductions	.28%F,G
Net investment income (loss)	2.26%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,697
Portfolio turnover rateE	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	–C
Total from investment operations	.12
Distributions from net investment income	(.11)
Distributions from net realized gain	(.08)
Total distributions	(.18)D
Net asset value, end of period	$9.94
Total ReturnE	1.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H
Expenses net of fee waivers, if any	.47%H
Expenses net of all reductions	.47%H
Net investment income (loss)	2.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateG	98%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.076 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.01
Total from investment operations	.13
Distributions from net investment income	(.11)
Distributions from net realized gain	(.08)
Total distributions	(.19)
Net asset value, end of period	$9.94
Total ReturnC	1.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%F
Expenses net of fee waivers, if any	.37%F
Expenses net of all reductions	.37%F
Net investment income (loss)	2.16%F
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateE	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.01
Total from investment operations	.14
Distributions from net investment income	(.11)
Distributions from net realized gain	(.08)
Total distributions	(.19)
Net asset value, end of period	$9.95
Total ReturnC	1.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%F
Expenses net of fee waivers, if any	.27%F
Expenses net of all reductions	.27%F
Net investment income (loss)	2.26%F
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateE	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	8.2
Fidelity Series Large Cap Value Index Fund	8.0
Fidelity Series Government Bond Index Fund	7.7
Fidelity Series Inflation-Protected Bond Index Fund	7.4
Fidelity Series Treasury Bill Index Fund	6.8
Fidelity Series Investment Grade Securitized Fund	5.7
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
65.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.2%
International Equity Funds	17.3%
Bond Funds	42.1%
Short-Term Funds	11.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2015 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	35,272	$520,264
Fidelity Series Commodity Strategy Fund (a)	47,032	224,343
Fidelity Series Large Cap Growth Index Fund (a)	40,400	407,232
Fidelity Series Large Cap Stock Fund (a)	27,715	406,025
Fidelity Series Large Cap Value Index Fund (a)	61,266	760,313
Fidelity Series Small Cap Opportunities Fund (a)	15,069	202,824
Fidelity Series Value Discovery Fund (a)	19,260	240,563
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,551,487)		2,761,564

International Equity Funds - 17.3%
Fidelity Series Canada Fund (a)	4,651	47,956
Fidelity Series Emerging Markets Fund (a)	5,898	57,738
Fidelity Series Emerging Markets Opportunities Fund (a)	28,244	523,357
Fidelity Series International Growth Fund (a)	26,641	404,676
Fidelity Series International Index Fund (a)	10,796	106,013
Fidelity Series International Small Cap Fund (a)	6,795	105,521
Fidelity Series International Value Fund (a)	42,756	397,626
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,529,941)		1,642,887

Bond Funds - 42.1%
Fidelity Series Corporate Bond Fund (a)	52,191	529,736
Fidelity Series Emerging Markets Debt Fund (a)	6,930	66,460
Fidelity Series Floating Rate High Income Fund (a)	1,520	14,094
Fidelity Series Government Bond Index Fund (a)	71,119	726,831
Fidelity Series High Income Fund (a)	10,966	103,077
Fidelity Series Inflation-Protected Bond Index Fund (a)	71,376	698,054
Fidelity Series Investment Grade Bond Fund (a)	69,250	774,219
Fidelity Series Investment Grade Securitized Fund (a)	53,616	546,344
Fidelity Series Long-Term Treasury Bond Index Fund (a)	54,861	486,619
Fidelity Series Real Estate Income Fund (a)	4,098	44,713
TOTAL BOND FUNDS
(Cost $3,889,458)		3,990,147

Short-Term Funds - 11.4%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	218,048	218,048
Fidelity Series Short-Term Credit Fund (a)	21,985	219,186
Fidelity Series Treasury Bill Index Fund (a)	64,680	646,150
TOTAL SHORT-TERM FUNDS
(Cost $1,081,733)		1,083,433
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,052,619)		9,478,031
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,457)
NET ASSETS - 100%		$9,475,574

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$571,144	$97,591	$7,096	$(5,829)	$52,540	$520,264
Fidelity Series Canada Fund	--	52,570	7,743	139	(204)	3,333	47,956
Fidelity Series Commodity Strategy Fund	--	243,629	22,065	1,287	(1,436)	4,215	224,343
Fidelity Series Corporate Bond Fund	--	578,153	66,008	5,171	(98)	17,689	529,736
Fidelity Series Emerging Markets Debt Fund	--	71,540	6,296	854	22	1,194	66,460
Fidelity Series Emerging Markets Fund	--	61,617	7,222	30	(75)	3,418	57,738
Fidelity Series Emerging Markets Opportunities Fund	--	559,935	77,238	5,489	(1,181)	41,841	523,357
Fidelity Series Floating Rate High Income Fund	--	16,686	2,680	265	(56)	144	14,094
Fidelity Series Government Bond Index Fund	--	799,928	85,536	4,633	(20)	12,459	726,831
Fidelity Series Government Money Market Fund 2.5%	--	243,423	25,375	1,273	--	--	218,048
Fidelity Series High Income Fund	--	132,646	33,022	1,873	(127)	3,580	103,077
Fidelity Series Inflation-Protected Bond Index Fund	--	763,960	79,455	2,087	(664)	14,213	698,054
Fidelity Series International Growth Fund	--	442,124	68,427	3,458	(2,881)	33,860	404,676
Fidelity Series International Index Fund	--	115,683	15,825	80	(324)	6,479	106,013
Fidelity Series International Small Cap Fund	--	117,156	17,106	1,298	(1,144)	6,615	105,521
Fidelity Series International Value Fund	--	438,761	55,365	1,899	(3,170)	17,400	397,626
Fidelity Series Investment Grade Bond Fund	--	849,541	94,116	6,349	103	18,691	774,219
Fidelity Series Investment Grade Securitized Fund	--	610,743	73,602	4,404	90	9,113	546,344
Fidelity Series Large Cap Growth Index Fund	--	441,317	74,610	277	(1,276)	41,801	407,232
Fidelity Series Large Cap Stock Fund	--	446,990	68,811	2,095	(3,629)	31,475	406,025
Fidelity Series Large Cap Value Index Fund	--	839,578	122,427	8,766	(5,828)	48,990	760,313
Fidelity Series Long-Term Treasury Bond Index Fund	--	522,050	57,073	3,363	(100)	21,742	486,619
Fidelity Series Real Estate Income Fund	--	48,096	5,092	494	(155)	1,864	44,713
Fidelity Series Short-Term Credit Fund	--	242,392	25,358	1,447	15	2,137	219,186
Fidelity Series Small Cap Opportunities Fund	--	224,955	37,969	2,471	(3,033)	18,871	202,824
Fidelity Series Treasury Bill Index Fund	--	731,378	84,750	4,536	(41)	(437)	646,150
Fidelity Series Value Discovery Fund	--	265,258	34,725	1,910	(2,155)	12,185	240,563
	$--	$10,431,253	$1,345,487	$73,044	$(33,196)	$425,412	$9,477,982

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $9,052,570)	9,477,982
Total Investment in Securities (cost $9,052,619)		$9,478,031
Cash		147
Receivable for investments sold		45,251
Receivable for fund shares sold		1,525
Total assets		9,524,954
Liabilities
Payable for investments purchased	$33,369
Payable for fund shares redeemed	13,353
Accrued management fee	2,423
Distribution and service plan fees payable	235
Total liabilities		49,380
Net Assets		$9,475,574
Net Assets consist of:
Paid in capital		$9,042,296
Total distributable earnings (loss)		433,278
Net Assets		$9,475,574
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($194,646 ÷ 19,644 shares)		$9.91
Maximum offering price per share (100/94.25 of $9.91)		$10.51
Class M:
Net Asset Value and redemption price per share ($100,701 ÷ 10,168 shares)		$9.90
Maximum offering price per share (100/96.50 of $9.90)		$10.26
Class C:
Net Asset Value and offering price per share ($144,357 ÷ 14,629 shares)(a)		$9.87
Fidelity Freedom Blend 2015 Fund:
Net Asset Value, offering price and redemption price per share ($467,636 ÷ 47,200 shares)		$9.91
Class K:
Net Asset Value, offering price and redemption price per share ($101,055 ÷ 10,189 shares)		$9.92
Class K6:
Net Asset Value, offering price and redemption price per share ($8,164,014 ÷ 823,147 shares)		$9.92
Class I:
Net Asset Value, offering price and redemption price per share ($100,996 ÷ 10,186 shares)		$9.92
Class Z:
Net Asset Value, offering price and redemption price per share ($101,055 ÷ 10,189 shares)		$9.92
Class Z6:
Net Asset Value, offering price and redemption price per share ($101,114 ÷ 10,193 shares)		$9.92

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$45,588
Income from Fidelity Central Funds		195
Total income		45,783
Expenses
Management fee	$7,867
Distribution and service plan fees	1,350
Independent trustees' fees and expenses	6
Total expenses		9,223
Net investment income (loss)		36,560
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(33,196)
Capital gain distributions from underlying funds:
Affiliated issuers	27,456
Total net realized gain (loss)		(5,740)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	425,412
Total change in net unrealized appreciation (depreciation)		425,412
Net gain (loss)		419,672
Net increase (decrease) in net assets resulting from operations		$456,232

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,560
Net realized gain (loss)	(5,740)
Change in net unrealized appreciation (depreciation)	425,412
Net increase (decrease) in net assets resulting from operations	456,232
Distributions to shareholders	(22,954)
Total distributions	(22,954)
Share transactions - net increase (decrease)	9,042,296
Total increase (decrease) in net assets	9,475,574
Net Assets
Beginning of period	–
End of period	$9,475,574

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2015 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	–C
Total from investment operations	.07
Distributions from net investment income	(.09)
Distributions from net realized gain	(.07)
Total distributions	(.16)
Net asset value, end of period	$9.91
Total ReturnD,E	.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H
Expenses net of fee waivers, if any	.74%H
Expenses net of all reductions	.74%H
Net investment income (loss)	1.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$195
Portfolio turnover rateG	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	–C
Total from investment operations	.06
Distributions from net investment income	(.09)
Distributions from net realized gain	(.07)
Total distributions	(.16)
Net asset value, end of period	$9.90
Total ReturnD,E	.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H
Expenses net of fee waivers, if any	.99%H
Expenses net of all reductions	.99%H
Net investment income (loss)	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateG	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	–C
Total from investment operations	.03
Distributions from net investment income	(.09)
Distributions from net realized gain	(.07)
Total distributions	(.16)
Net asset value, end of period	$9.87
Total ReturnD,E	.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.50%H,I
Expenses net of fee waivers, if any	1.50%H,I
Expenses net of all reductions	1.50%H,I
Net investment income (loss)	.48%H
Supplemental Data
Net assets, end of period (000 omitted)	$144
Portfolio turnover rateG	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.01
Total from investment operations	.09
Distributions from net investment income	(.11)
Distributions from net realized gain	(.07)
Total distributions	(.18)
Net asset value, end of period	$9.91
Total ReturnC	1.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F
Expenses net of fee waivers, if any	.49%F
Expenses net of all reductions	.49%F
Net investment income (loss)	1.49%F
Supplemental Data
Net assets, end of period (000 omitted)	$468
Portfolio turnover rateE	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	–C
Total from investment operations	.09
Distributions from net investment income	(.11)
Distributions from net realized gain	(.07)
Total distributions	(.17)D
Net asset value, end of period	$9.92
Total ReturnE	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H
Expenses net of fee waivers, if any	.39%H
Expenses net of all reductions	.39%H
Net investment income (loss)	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateG	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.069 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.01
Total from investment operations	.10
Distributions from net investment income	(.11)
Distributions from net realized gain	(.07)
Total distributions	(.18)
Net asset value, end of period	$9.92
Total ReturnC	1.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F,G
Expenses net of fee waivers, if any	.30%F,G
Expenses net of all reductions	.30%F,G
Net investment income (loss)	1.68%F
Supplemental Data
Net assets, end of period (000 omitted)	$8,164
Portfolio turnover rateE	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.01
Total from investment operations	.09
Distributions from net investment income	(.10)
Distributions from net realized gain	(.07)
Total distributions	(.17)
Net asset value, end of period	$9.92
Total ReturnC	1.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F
Expenses net of fee waivers, if any	.49%F
Expenses net of all reductions	.49%F
Net investment income (loss)	1.49%F
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateE	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	–C
Total from investment operations	.09
Distributions from net investment income	(.11)
Distributions from net realized gain	(.07)
Total distributions	(.17)D
Net asset value, end of period	$9.92
Total ReturnE	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H
Expenses net of fee waivers, if any	.39%H
Expenses net of all reductions	.39%H
Net investment income (loss)	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateG	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.069 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	–C
Total from investment operations	.10
Distributions from net investment income	(.11)
Distributions from net realized gain	(.07)
Total distributions	(.18)
Net asset value, end of period	$9.92
Total ReturnD	1.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.29%G
Expenses net of fee waivers, if any	.29%G
Expenses net of all reductions	.29%G
Net investment income (loss)	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateF	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	9.7
Fidelity Series Investment Grade Bond Fund	7.2
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Blue Chip Growth Fund	6.6
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series Inflation-Protected Bond Index Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series Treasury Bill Index Fund	5.1
62.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.6%
International Equity Funds	19.7%
Bond Funds	37.1%
Short-Term Funds	8.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2020 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 34.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	107,954	$1,592,321
Fidelity Series Commodity Strategy Fund (a)	119,763	571,268
Fidelity Series Large Cap Growth Index Fund (a)	123,646	1,246,354
Fidelity Series Large Cap Stock Fund (a)	84,557	1,238,767
Fidelity Series Large Cap Value Index Fund (a)	187,107	2,321,999
Fidelity Series Small Cap Opportunities Fund (a)	45,829	616,858
Fidelity Series Value Discovery Fund (a)	58,636	732,368
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,572,746)		8,319,935

International Equity Funds - 19.7%
Fidelity Series Canada Fund (a)	13,604	140,253
Fidelity Series Emerging Markets Fund (a)	16,541	161,941
Fidelity Series Emerging Markets Opportunities Fund (a)	79,187	1,467,329
Fidelity Series International Growth Fund (a)	77,938	1,183,883
Fidelity Series International Index Fund (a)	31,564	309,955
Fidelity Series International Small Cap Fund (a)	19,862	308,451
Fidelity Series International Value Fund (a)	124,976	1,162,276
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,352,137)		4,734,088

Bond Funds - 37.1%
Fidelity Series Corporate Bond Fund (a)	116,473	1,182,202
Fidelity Series Emerging Markets Debt Fund (a)	17,573	168,522
Fidelity Series Floating Rate High Income Fund (a)	3,899	36,143
Fidelity Series Government Bond Index Fund (a)	159,414	1,629,215
Fidelity Series High Income Fund (a)	28,515	268,041
Fidelity Series Inflation-Protected Bond Index Fund (a)	133,762	1,308,189
Fidelity Series Investment Grade Bond Fund (a)	154,542	1,727,776
Fidelity Series Investment Grade Securitized Fund (a)	119,654	1,219,272
Fidelity Series Long-Term Treasury Bond Index Fund (a)	142,314	1,262,323
Fidelity Series Real Estate Income Fund (a)	10,403	113,494
TOTAL BOND FUNDS
(Cost $8,677,341)		8,915,177

Short-Term Funds - 8.6%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	420,634	420,634
Fidelity Series Short-Term Credit Fund (a)	42,414	422,871
Fidelity Series Treasury Bill Index Fund (a)	123,715	1,235,916
TOTAL SHORT-TERM FUNDS
(Cost $2,076,040)		2,079,470
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $22,678,264)		24,048,670
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,650)
NET ASSETS - 100%		$24,042,020

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$1,800,164	$398,318	$8,801	$5,614	$184,861	$1,592,321
Fidelity Series Canada Fund	--	160,221	32,578	181	773	11,837	140,253
Fidelity Series Commodity Strategy Fund	--	648,799	91,137	1,294	(448)	14,054	571,268
Fidelity Series Corporate Bond Fund	--	1,358,492	219,468	11,166	847	42,331	1,182,202
Fidelity Series Emerging Markets Debt Fund	--	190,503	25,761	2,091	101	3,679	168,522
Fidelity Series Emerging Markets Fund	--	180,704	29,721	38	616	10,342	161,941
Fidelity Series Emerging Markets Opportunities Fund	--	1,645,663	319,927	6,890	5,344	136,249	1,467,329
Fidelity Series Floating Rate High Income Fund	--	43,048	7,410	569	(10)	515	36,143
Fidelity Series Government Bond Index Fund	--	1,861,315	258,902	10,029	(252)	27,054	1,629,215
Fidelity Series Government Money Market Fund 2.5%	--	487,341	66,707	2,399	--	--	420,634
Fidelity Series High Income Fund	--	355,080	99,245	4,471	1,075	11,131	268,041
Fidelity Series Inflation-Protected Bond Index Fund	--	1,494,403	214,852	2,320	159	28,479	1,308,189
Fidelity Series International Growth Fund	--	1,344,398	279,152	4,529	4,458	114,179	1,183,883
Fidelity Series International Index Fund	--	353,281	66,481	105	1,114	22,041	309,955
Fidelity Series International Small Cap Fund	--	355,206	70,463	1,701	280	23,428	308,451
Fidelity Series International Value Fund	--	1,344,062	245,784	2,492	123	63,875	1,162,276
Fidelity Series Investment Grade Bond Fund	--	1,983,397	300,263	13,541	747	43,895	1,727,776
Fidelity Series Investment Grade Securitized Fund	--	1,418,649	219,976	9,559	369	20,230	1,219,272
Fidelity Series Large Cap Growth Index Fund	--	1,399,748	307,146	375	8,350	145,402	1,246,354
Fidelity Series Large Cap Stock Fund	--	1,415,448	293,008	2,824	5,406	110,921	1,238,767
Fidelity Series Large Cap Value Index Fund	--	2,662,014	525,158	19,447	9,326	175,817	2,321,999
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,408,713	200,649	8,402	(865)	55,124	1,262,323
Fidelity Series Real Estate Income Fund	--	128,726	20,744	853	114	5,398	113,494
Fidelity Series Short-Term Credit Fund	--	485,157	66,672	2,678	95	4,291	422,871
Fidelity Series Small Cap Opportunities Fund	--	705,911	161,437	3,089	2,634	69,750	616,858
Fidelity Series Treasury Bill Index Fund	--	1,464,735	227,768	8,626	(190)	(861)	1,235,916
Fidelity Series Value Discovery Fund	--	838,575	153,326	2,598	735	46,384	732,368
	$--	$27,533,753	$4,902,053	$131,068	$46,515	$1,370,406	$24,048,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $22,678,215)	24,048,621
Total Investment in Securities (cost $22,678,264)		$24,048,670
Cash		147
Receivable for investments sold		93,032
Receivable for fund shares sold		14,318
Total assets		24,156,167
Liabilities
Payable for investments purchased	$107,355
Accrued management fee	6,246
Distribution and service plan fees payable	546
Total liabilities		114,147
Net Assets		$24,042,020
Net Assets consist of:
Paid in capital		$22,542,143
Total distributable earnings (loss)		1,499,877
Net Assets		$24,042,020
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($894,033 ÷ 90,165 shares)		$9.92
Maximum offering price per share (100/94.25 of $9.92)		$10.53
Class M:
Net Asset Value and redemption price per share ($106,521 ÷ 10,733 shares)		$9.92
Maximum offering price per share (100/96.50 of $9.92)		$10.28
Class C:
Net Asset Value and offering price per share ($385,194 ÷ 38,919 shares)(a)		$9.90
Fidelity Freedom Blend 2020 Fund:
Net Asset Value, offering price and redemption price per share ($1,168,454 ÷ 117,754 shares)		$9.92
Class K:
Net Asset Value, offering price and redemption price per share ($100,724 ÷ 10,134 shares)		$9.94
Class K6:
Net Asset Value, offering price and redemption price per share ($21,064,810 ÷ 2,119,219 shares)		$9.94
Class I:
Net Asset Value, offering price and redemption price per share ($120,777 ÷ 12,154 shares)		$9.94
Class Z:
Net Asset Value, offering price and redemption price per share ($100,724 ÷ 10,134 shares)		$9.94
Class Z6:
Net Asset Value, offering price and redemption price per share ($100,783 ÷ 10,138 shares)		$9.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$89,633
Income from Fidelity Central Funds		195
Total income		89,828
Expenses
Management fee	$19,197
Distribution and service plan fees	1,806
Independent trustees' fees and expenses	14
Total expenses		21,017
Net investment income (loss)		68,811
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	46,515
Capital gain distributions from underlying funds:
Affiliated issuers	41,435
Total net realized gain (loss)		87,950
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,370,406
Total change in net unrealized appreciation (depreciation)		1,370,406
Net gain (loss)		1,458,356
Net increase (decrease) in net assets resulting from operations		$1,527,167

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,811
Net realized gain (loss)	87,950
Change in net unrealized appreciation (depreciation)	1,370,406
Net increase (decrease) in net assets resulting from operations	1,527,167
Distributions to shareholders	(27,290)
Total distributions	(27,290)
Share transactions - net increase (decrease)	22,542,143
Total increase (decrease) in net assets	24,042,020
Net Assets
Beginning of period	–
End of period	$24,042,020

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2020 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.04
Distributions from net investment income	(.07)
Distributions from net realized gain	(.05)
Total distributions	(.12)
Net asset value, end of period	$9.92
Total ReturnD,E	.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H,I
Expenses net of fee waivers, if any	.77%H,I
Expenses net of all reductions	.77%H,I
Net investment income (loss)	.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$894
Portfolio turnover rateG	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.02
Distributions from net investment income	(.05)
Distributions from net realized gain	(.05)
Total distributions	(.10)
Net asset value, end of period	$9.92
Total ReturnD,E	.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H
Expenses net of fee waivers, if any	1.00%H
Expenses net of all reductions	1.00%H
Net investment income (loss)	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateG	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	–C
Total from investment operations	–C
Distributions from net investment income	(.05)
Distributions from net realized gain	(.05)
Total distributions	(.10)
Net asset value, end of period	$9.90
Total ReturnD,E	.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%H,I
Expenses net of fee waivers, if any	1.52%H,I
Expenses net of all reductions	1.52%H,I
Net investment income (loss)	.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$385
Portfolio turnover rateG	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.05
Distributions from net investment income	(.08)
Distributions from net realized gain	(.05)
Total distributions	(.13)
Net asset value, end of period	$9.92
Total ReturnD	.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G
Expenses net of fee waivers, if any	.50%G
Expenses net of all reductions	.50%G
Net investment income (loss)	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,168
Portfolio turnover rateF	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.06
Distributions from net investment income	(.07)
Distributions from net realized gain	(.05)
Total distributions	(.12)
Net asset value, end of period	$9.94
Total ReturnD	.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.40%G
Expenses net of all reductions	.40%G
Net investment income (loss)	1.18%G
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateF	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	–C
Total from investment operations	.07
Distributions from net investment income	(.08)
Distributions from net realized gain	(.05)
Total distributions	(.13)
Net asset value, end of period	$9.94
Total ReturnD	.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G,H
Expenses net of fee waivers, if any	.31%G,H
Expenses net of all reductions	.31%G,H
Net investment income (loss)	1.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$21,065
Portfolio turnover rateF	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	–C
Total from investment operations	.06
Distributions from net investment income	(.07)
Distributions from net realized gain	(.05)
Total distributions	(.12)
Net asset value, end of period	$9.94
Total ReturnD	.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G
Expenses net of fee waivers, if any	.50%G
Expenses net of all reductions	.50%G
Net investment income (loss)	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$121
Portfolio turnover rateF	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.06
Distributions from net investment income	(.07)
Distributions from net realized gain	(.05)
Total distributions	(.12)
Net asset value, end of period	$9.94
Total ReturnD	.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.40%G
Expenses net of all reductions	.40%G
Net investment income (loss)	1.18%G
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateF	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	–C
Total from investment operations	.07
Distributions from net investment income	(.08)
Distributions from net realized gain	(.05)
Total distributions	(.13)
Net asset value, end of period	$9.94
Total ReturnD	.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G
Expenses net of fee waivers, if any	.30%G
Expenses net of all reductions	.30%G
Net investment income (loss)	1.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateF	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	11.1
Fidelity Series Blue Chip Growth Fund	7.6
Fidelity Series Emerging Markets Opportunities Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.1
Fidelity Series Large Cap Growth Index Fund	6.0
Fidelity Series Large Cap Stock Fund	5.9
Fidelity Series Government Bond Index Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series International Growth Fund	5.5
Fidelity Series International Value Fund	5.4
65.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.4%
International Equity Funds	21.7%
Bond Funds	32.9%
Short-Term Funds	6.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2025 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 39.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	227,151	$3,350,480
Fidelity Series Commodity Strategy Fund (a)	218,537	1,042,420
Fidelity Series Large Cap Growth Index Fund (a)	260,171	2,622,519
Fidelity Series Large Cap Stock Fund (a)	178,064	2,608,633
Fidelity Series Large Cap Value Index Fund (a)	393,917	4,888,512
Fidelity Series Small Cap Opportunities Fund (a)	96,586	1,300,048
Fidelity Series Value Discovery Fund (a)	123,546	1,543,092
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,957,362)		17,355,704

International Equity Funds - 21.7%
Fidelity Series Canada Fund (a)	27,726	285,856
Fidelity Series Emerging Markets Fund (a)	32,781	320,929
Fidelity Series Emerging Markets Opportunities Fund (a)	156,971	2,908,667
Fidelity Series International Growth Fund (a)	158,818	2,412,440
Fidelity Series International Index Fund (a)	64,322	631,642
Fidelity Series International Small Cap Fund (a)	40,478	628,628
Fidelity Series International Value Fund (a)	254,378	2,365,715
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,871,815)		9,553,877

Bond Funds - 32.9%
Fidelity Series Corporate Bond Fund (a)	181,967	1,846,960
Fidelity Series Emerging Markets Debt Fund (a)	32,200	308,801
Fidelity Series Floating Rate High Income Fund (a)	7,144	66,227
Fidelity Series Government Bond Index Fund (a)	248,773	2,542,458
Fidelity Series High Income Fund (a)	53,911	506,764
Fidelity Series Inflation-Protected Bond Index Fund (a)	195,722	1,914,163
Fidelity Series Investment Grade Bond Fund (a)	241,383	2,698,664
Fidelity Series Investment Grade Securitized Fund (a)	186,933	1,904,845
Fidelity Series Long-Term Treasury Bond Index Fund (a)	283,845	2,517,705
Fidelity Series Real Estate Income Fund (a)	19,070	208,057
TOTAL BOND FUNDS
(Cost $14,145,856)		14,514,644

Short-Term Funds - 6.0%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	541,049	541,049
Fidelity Series Short-Term Credit Fund (a)	54,553	543,898
Fidelity Series Treasury Bill Index Fund (a)	157,110	1,569,529
TOTAL SHORT-TERM FUNDS
(Cost $2,650,478)		2,654,525
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $41,625,511)		44,078,750
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,891)
NET ASSETS - 100%		$44,066,859

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$3,254,148	$248,692	$10,088	$(3,233)	$348,257	$3,350,480
Fidelity Series Canada Fund	--	285,566	20,202	204	(143)	20,635	285,856
Fidelity Series Commodity Strategy Fund	--	1,046,735	24,830	1,288	(1,549)	22,064	1,042,420
Fidelity Series Corporate Bond Fund	--	1,866,109	79,971	14,969	(130)	60,952	1,846,960
Fidelity Series Emerging Markets Debt Fund	--	311,625	8,309	3,294	(4)	5,489	308,801
Fidelity Series Emerging Markets Fund	--	313,120	10,106	42	(262)	18,177	320,929
Fidelity Series Emerging Markets Opportunities Fund	--	2,827,407	152,711	7,693	(3,797)	237,768	2,908,667
Fidelity Series Floating Rate High Income Fund	--	67,746	2,293	859	(52)	826	66,227
Fidelity Series Government Bond Index Fund	--	2,584,316	81,210	13,456	24	39,328	2,542,458
Fidelity Series Government Money Market Fund 2.5%	--	558,140	17,091	2,661	--	--	541,049
Fidelity Series High Income Fund	--	568,139	79,942	6,975	(235)	18,802	506,764
Fidelity Series Inflation-Protected Bond Index Fund	--	1,936,702	60,155	2,437	(394)	38,010	1,914,163
Fidelity Series International Growth Fund	--	2,352,475	147,866	5,218	(1,825)	209,656	2,412,440
Fidelity Series International Index Fund	--	621,649	29,577	118	(590)	40,160	631,642
Fidelity Series International Small Cap Fund	--	622,946	35,286	1,958	(1,455)	42,423	628,628
Fidelity Series International Value Fund	--	2,364,549	107,990	2,879	(4,087)	113,243	2,365,715
Fidelity Series Investment Grade Bond Fund	--	2,745,425	109,980	18,099	(14)	63,233	2,698,664
Fidelity Series Investment Grade Securitized Fund	--	1,972,613	96,723	12,846	(21)	28,976	1,904,845
Fidelity Series Large Cap Growth Index Fund	--	2,534,764	188,196	434	(3,482)	279,433	2,622,519
Fidelity Series Large Cap Stock Fund	--	2,563,790	158,596	3,339	(3,110)	206,549	2,608,633
Fidelity Series Large Cap Value Index Fund	--	4,816,274	244,860	35,917	(10,540)	327,638	4,888,512
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,529,431	116,428	14,553	342	104,360	2,517,705
Fidelity Series Real Estate Income Fund	--	205,887	6,508	1,337	(134)	8,812	208,057
Fidelity Series Short-Term Credit Fund	--	555,908	17,091	2,957	7	5,074	543,898
Fidelity Series Small Cap Opportunities Fund	--	1,275,480	101,675	3,543	(1,922)	128,165	1,300,048
Fidelity Series Treasury Bill Index Fund	--	1,676,535	105,909	9,501	(70)	(1,027)	1,569,529
Fidelity Series Value Discovery Fund	--	1,523,705	63,083	3,081	(3,766)	86,236	1,543,092
	$--	$43,981,184	$2,315,280	$179,746	$(40,442)	$2,453,239	$44,078,701

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $41,625,462)	44,078,701
Total Investment in Securities (cost $41,625,511)		$44,078,750
Cash		147
Receivable for investments sold		174,237
Receivable for fund shares sold		17,172
Total assets		44,270,306
Liabilities
Payable for investments purchased	$191,409
Payable for fund shares redeemed	1
Accrued management fee	11,461
Distribution and service plan fees payable	576
Total liabilities		203,447
Net Assets		$44,066,859
Net Assets consist of:
Paid in capital		$41,535,170
Total distributable earnings (loss)		2,531,689
Net Assets		$44,066,859
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($168,492 ÷ 17,156 shares)		$9.82
Maximum offering price per share (100/94.25 of $9.82)		$10.42
Class M:
Net Asset Value and redemption price per share ($746,071 ÷ 75,989 shares)		$9.82
Maximum offering price per share (100/96.50 of $9.82)		$10.18
Class C:
Net Asset Value and offering price per share ($298,211 ÷ 30,407 shares)(a)		$9.81
Fidelity Freedom Blend 2025 Fund:
Net Asset Value, offering price and redemption price per share ($1,621,125 ÷ 165,059 shares)		$9.82
Class K:
Net Asset Value, offering price and redemption price per share ($100,509 ÷ 10,220 shares)		$9.83
Class K6:
Net Asset Value, offering price and redemption price per share ($40,827,895 ÷ 4,151,179 shares)		$9.84
Class I:
Net Asset Value, offering price and redemption price per share ($100,450 ÷ 10,217 shares)		$9.83
Class Z:
Net Asset Value, offering price and redemption price per share ($100,509 ÷ 10,220 shares)		$9.83
Class Z6:
Net Asset Value, offering price and redemption price per share ($103,597 ÷ 10,531 shares)		$9.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$120,280
Income from Fidelity Central Funds		195
Total income		120,475
Expenses
Management fee	$30,012
Distribution and service plan fees	1,497
Independent trustees' fees and expenses	20
Total expenses		31,529
Net investment income (loss)		88,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(40,442)
Capital gain distributions from underlying funds:
Affiliated issuers	59,466
Total net realized gain (loss)		19,024
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,453,239
Total change in net unrealized appreciation (depreciation)		2,453,239
Net gain (loss)		2,472,263
Net increase (decrease) in net assets resulting from operations		$2,561,209

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,946
Net realized gain (loss)	19,024
Change in net unrealized appreciation (depreciation)	2,453,239
Net increase (decrease) in net assets resulting from operations	2,561,209
Distributions to shareholders	(29,520)
Total distributions	(29,520)
Share transactions - net increase (decrease)	41,535,170
Total increase (decrease) in net assets	44,066,859
Net Assets
Beginning of period	–
End of period	$44,066,859

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2025 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.02)C
Total from investment operations	.01
Distributions from net investment income	(.11)
Distributions from net realized gain	(.08)
Total distributions	(.19)
Net asset value, end of period	$9.82
Total ReturnD,E	.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H
Expenses net of fee waivers, if any	.76%H
Expenses net of all reductions	.76%H
Net investment income (loss)	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$168
Portfolio turnover rateG	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.02)C
Total from investment operations	–
Distributions from net investment income	(.10)
Distributions from net realized gain	(.08)
Total distributions	(.18)
Net asset value, end of period	$9.82
Total ReturnD,E	.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H,I
Expenses net of fee waivers, if any	1.02%H,I
Expenses net of all reductions	1.02%H,I
Net investment income (loss)	.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$746
Portfolio turnover rateG	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)
Net realized and unrealized gain (loss)	(.02)C
Total from investment operations	(.03)
Distributions from net investment income	(.09)
Distributions from net realized gain	(.08)
Total distributions	(.16)D
Net asset value, end of period	$9.81
Total ReturnE,F	(.12)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.51%I
Expenses net of fee waivers, if any	1.51%I
Expenses net of all reductions	1.51%I
Net investment income (loss)	(.17)%I
Supplemental Data
Net assets, end of period (000 omitted)	$298
Portfolio turnover rateH	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.078 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.03)C
Total from investment operations	.02
Distributions from net investment income	(.13)
Distributions from net realized gain	(.08)
Total distributions	(.20)D
Net asset value, end of period	$9.82
Total ReturnE	.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H,I
Expenses net of fee waivers, if any	.52%H,I
Expenses net of all reductions	.52%H,I
Net investment income (loss)	.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,621
Portfolio turnover rateG	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.02)C
Total from investment operations	.03
Distributions from net investment income	(.12)
Distributions from net realized gain	(.08)
Total distributions	(.20)
Net asset value, end of period	$9.83
Total ReturnD	.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G
Expenses net of fee waivers, if any	.41%G
Expenses net of all reductions	.41%G
Net investment income (loss)	.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateF	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.02)C
Total from investment operations	.04
Distributions from net investment income	(.12)
Distributions from net realized gain	(.08)
Total distributions	(.20)
Net asset value, end of period	$9.84
Total ReturnD	.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G,H
Expenses net of fee waivers, if any	.32%G,H
Expenses net of all reductions	.32%G,H
Net investment income (loss)	1.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$40,828
Portfolio turnover rateF	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.02)C
Total from investment operations	.03
Distributions from net investment income	(.12)
Distributions from net realized gain	(.08)
Total distributions	(.20)
Net asset value, end of period	$9.83
Total ReturnD	.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G
Expenses net of fee waivers, if any	.51%G
Expenses net of all reductions	.51%G
Net investment income (loss)	.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.02)C
Total from investment operations	.03
Distributions from net investment income	(.12)
Distributions from net realized gain	(.08)
Total distributions	(.20)
Net asset value, end of period	$9.83
Total ReturnD	.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G
Expenses net of fee waivers, if any	.41%G
Expenses net of all reductions	.41%G
Net investment income (loss)	.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateF	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.02)C
Total from investment operations	.04
Distributions from net investment income	(.12)
Distributions from net realized gain	(.08)
Total distributions	(.20)
Net asset value, end of period	$9.84
Total ReturnD	.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G
Expenses net of fee waivers, if any	.31%G
Expenses net of all reductions	.31%G
Net investment income (loss)	1.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateF	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	13.5
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.5
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Growth Fund	6.4
Fidelity Series International Value Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series Investment Grade Bond Fund	4.7
Fidelity Series Government Bond Index Fund	4.5
72.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	47.2%
International Equity Funds	25.1%
Bond Funds	25.8%
Short-Term Funds	1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2030 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 47.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	150,197	$2,215,402
Fidelity Series Commodity Strategy Fund (a)	113,060	539,298
Fidelity Series Large Cap Growth Index Fund (a)	172,196	1,735,738
Fidelity Series Large Cap Stock Fund (a)	117,610	1,722,980
Fidelity Series Large Cap Value Index Fund (a)	259,986	3,226,419
Fidelity Series Small Cap Opportunities Fund (a)	63,945	860,698
Fidelity Series Value Discovery Fund (a)	81,733	1,020,845
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,369,643)		11,321,380

International Equity Funds - 25.1%
Fidelity Series Canada Fund (a)	17,755	183,055
Fidelity Series Emerging Markets Fund (a)	20,199	197,749
Fidelity Series Emerging Markets Opportunities Fund (a)	96,687	1,791,612
Fidelity Series International Growth Fund (a)	101,089	1,535,541
Fidelity Series International Index Fund (a)	41,084	403,447
Fidelity Series International Small Cap Fund (a)	25,878	401,884
Fidelity Series International Value Fund (a)	163,121	1,517,027
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,588,154)		6,030,315

Bond Funds - 25.8%
Fidelity Series Corporate Bond Fund (a)	77,233	783,911
Fidelity Series Emerging Markets Debt Fund (a)	17,518	167,998
Fidelity Series Floating Rate High Income Fund (a)	3,887	36,030
Fidelity Series Government Bond Index Fund (a)	105,084	1,073,956
Fidelity Series High Income Fund (a)	29,802	280,135
Fidelity Series Inflation-Protected Bond Index Fund (a)	36,883	360,714
Fidelity Series Investment Grade Bond Fund (a)	102,154	1,142,086
Fidelity Series Investment Grade Securitized Fund (a)	79,317	808,243
Fidelity Series Long-Term Treasury Bond Index Fund (a)	159,470	1,414,497
Fidelity Series Real Estate Income Fund (a)	10,383	113,275
TOTAL BOND FUNDS
(Cost $6,018,079)		6,180,845

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	99,943	99,943
Fidelity Series Short-Term Credit Fund (a)	10,075	100,451
Fidelity Series Treasury Bill Index Fund (a)	26,245	262,183
TOTAL SHORT-TERM FUNDS
(Cost $461,819)		462,626
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $22,437,695)		23,995,166
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,465)
NET ASSETS - 100%		$23,988,701

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$2,176,859	$187,082	$11,358	$(9,398)	$235,023	$2,215,402
Fidelity Series Canada Fund	--	186,440	17,075	179	(421)	14,111	183,055
Fidelity Series Commodity Strategy Fund	--	553,697	25,860	1,278	(1,578)	13,039	539,298
Fidelity Series Corporate Bond Fund	--	808,110	49,561	6,507	71	25,291	783,911
Fidelity Series Emerging Markets Debt Fund	--	172,834	8,029	1,862	(16)	3,209	167,998
Fidelity Series Emerging Markets Fund	--	197,938	11,105	34	(127)	11,043	197,749
Fidelity Series Emerging Markets Opportunities Fund	--	1,778,879	134,856	6,312	(2,617)	150,206	1,791,612
Fidelity Series Floating Rate High Income Fund	--	37,990	2,399	499	(44)	483	36,030
Fidelity Series Government Bond Index Fund	--	1,119,489	61,692	5,846	(99)	16,258	1,073,956
Fidelity Series Government Money Market Fund 2.5%	--	105,627	5,684	511	--	--	99,943
Fidelity Series High Income Fund	--	315,712	45,942	3,960	(182)	10,547	280,135
Fidelity Series Inflation-Protected Bond Index Fund	--	373,684	19,410	410	(15)	6,455	360,714
Fidelity Series International Growth Fund	--	1,507,154	104,335	4,417	(5,370)	138,092	1,535,541
Fidelity Series International Index Fund	--	406,179	28,179	103	(542)	25,989	403,447
Fidelity Series International Small Cap Fund	--	401,611	25,496	1,659	(2,149)	27,918	401,884
Fidelity Series International Value Fund	--	1,550,824	103,511	2,438	(5,088)	74,802	1,517,027
Fidelity Series Investment Grade Bond Fund	--	1,188,645	72,818	7,868	58	26,201	1,142,086
Fidelity Series Investment Grade Securitized Fund	--	853,824	57,511	5,569	(45)	11,975	808,243
Fidelity Series Large Cap Growth Index Fund	--	1,691,442	139,367	391	(3,577)	187,240	1,735,738
Fidelity Series Large Cap Stock Fund	--	1,710,217	124,971	3,033	(5,693)	143,427	1,722,980
Fidelity Series Large Cap Value Index Fund	--	3,232,096	222,103	24,548	(8,386)	224,812	3,226,419
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,444,472	87,114	8,400	(321)	57,460	1,414,497
Fidelity Series Real Estate Income Fund	--	114,802	6,289	794	(125)	4,887	113,275
Fidelity Series Short-Term Credit Fund	--	105,320	5,800	570	3	928	100,451
Fidelity Series Small Cap Opportunities Fund	--	847,415	70,130	3,909	(4,759)	88,172	860,698
Fidelity Series Treasury Bill Index Fund	--	317,461	55,114	1,799	(43)	(121)	262,183
Fidelity Series Value Discovery Fund	--	1,030,634	65,931	2,705	(3,882)	60,024	1,020,845
	$--	$24,229,355	$1,737,364	$106,959	$(54,345)	$1,557,471	$23,995,117

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $22,437,646)	23,995,117
Total Investment in Securities (cost $22,437,695)		$23,995,166
Cash		146
Receivable for investments sold		69,443
Receivable for fund shares sold		16,177
Total assets		24,080,932
Liabilities
Payable for investments purchased	$84,502
Payable for fund shares redeemed	1,113
Accrued management fee	6,282
Distribution and service plan fees payable	334
Total liabilities		92,231
Net Assets		$23,988,701
Net Assets consist of:
Paid in capital		$22,424,829
Total distributable earnings (loss)		1,563,872
Net Assets		$23,988,701
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($347,805 ÷ 35,918 shares)		$9.68
Maximum offering price per share (100/94.25 of $9.68)		$10.27
Class M:
Net Asset Value and redemption price per share ($170,098 ÷ 17,572 shares)		$9.68
Maximum offering price per share (100/96.50 of $9.68)		$10.03
Class C:
Net Asset Value and offering price per share ($259,470 ÷ 26,871 shares)(a)		$9.66
Fidelity Freedom Blend 2030 Fund:
Net Asset Value, offering price and redemption price per share ($762,319 ÷ 78,679 shares)		$9.69
Class K:
Net Asset Value, offering price and redemption price per share ($99,804 ÷ 10,293 shares)		$9.70
Class K6:
Net Asset Value, offering price and redemption price per share ($21,781,426 ÷ 2,246,423 shares)		$9.70
Class I:
Net Asset Value, offering price and redemption price per share ($99,745 ÷ 10,290 shares)		$9.69
Class Z:
Net Asset Value, offering price and redemption price per share ($99,804 ÷ 10,293 shares)		$9.70
Class Z6:
Net Asset Value, offering price and redemption price per share ($368,230 ÷ 37,977 shares)		$9.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$59,106
Income from Fidelity Central Funds		195
Total income		59,301
Expenses
Management fee	$17,639
Distribution and service plan fees	1,546
Independent trustees' fees and expenses	12
Total expenses		19,197
Net investment income (loss)		40,104
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(54,345)
Capital gain distributions from underlying funds:
Affiliated issuers	47,853
Total net realized gain (loss)		(6,492)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,557,471
Total change in net unrealized appreciation (depreciation)		1,557,471
Net gain (loss)		1,550,979
Net increase (decrease) in net assets resulting from operations		$1,591,083

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,104
Net realized gain (loss)	(6,492)
Change in net unrealized appreciation (depreciation)	1,557,471
Net increase (decrease) in net assets resulting from operations	1,591,083
Distributions to shareholders	(27,211)
Total distributions	(27,211)
Share transactions - net increase (decrease)	22,424,829
Total increase (decrease) in net assets	23,988,701
Net Assets
Beginning of period	–
End of period	$23,988,701

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2030 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.09)C
Total from investment operations	(.07)
Distributions from net investment income	(.13)
Distributions from net realized gain	(.12)
Total distributions	(.25)
Net asset value, end of period	$9.68
Total ReturnD,E	(.45)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H,I
Expenses net of fee waivers, if any	.78%H,I
Expenses net of all reductions	.78%H,I
Net investment income (loss)	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$348
Portfolio turnover rateG	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.09)C
Total from investment operations	(.08)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.12)
Total distributions	(.24)
Net asset value, end of period	$9.68
Total ReturnD,E	(.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H
Expenses net of fee waivers, if any	1.02%H
Expenses net of all reductions	1.02%H
Net investment income (loss)	.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$170
Portfolio turnover rateG	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)
Net realized and unrealized gain (loss)	(.08)C
Total from investment operations	(.10)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.12)
Total distributions	(.24)
Net asset value, end of period	$9.66
Total ReturnD,E	(.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%H
Expenses net of fee waivers, if any	1.52%H
Expenses net of all reductions	1.52%H
Net investment income (loss)	(.35)%H
Supplemental Data
Net assets, end of period (000 omitted)	$259
Portfolio turnover rateG	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.09)C
Total from investment operations	(.05)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.12)
Total distributions	(.26)
Net asset value, end of period	$9.69
Total ReturnD	(.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G
Expenses net of fee waivers, if any	.52%G
Expenses net of all reductions	.52%G
Net investment income (loss)	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$762
Portfolio turnover rateF	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.08)C
Total from investment operations	(.04)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.12)
Total distributions	(.26)
Net asset value, end of period	$9.70
Total ReturnD	(.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G
Expenses net of fee waivers, if any	.42%G
Expenses net of all reductions	.42%G
Net investment income (loss)	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.09)C
Total from investment operations	(.04)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.12)
Total distributions	(.26)
Net asset value, end of period	$9.70
Total ReturnD	(.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G,H
Expenses net of fee waivers, if any	.33%G,H
Expenses net of all reductions	.33%G,H
Net investment income (loss)	.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$21,781
Portfolio turnover rateF	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.10)C
Total from investment operations	(.06)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.12)
Total distributions	(.25)D
Net asset value, end of period	$9.69
Total ReturnE	(.29)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H
Expenses net of fee waivers, if any	.52%H
Expenses net of all reductions	.52%H
Net investment income (loss)	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.117 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.08)C
Total from investment operations	(.04)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.12)
Total distributions	(.26)
Net asset value, end of period	$9.70
Total ReturnD	(.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G
Expenses net of fee waivers, if any	.42%G
Expenses net of all reductions	.42%G
Net investment income (loss)	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.09)C
Total from investment operations	(.04)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.12)
Total distributions	(.26)
Net asset value, end of period	$9.70
Total ReturnD	(.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G
Expenses net of fee waivers, if any	.32%G
Expenses net of all reductions	.32%G
Net investment income (loss)	.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$368
Portfolio turnover rateF	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	16.4
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Large Cap Growth Index Fund	8.8
Fidelity Series Large Cap Stock Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.4
Fidelity Series International Growth Fund	7.6
Fidelity Series International Value Fund	7.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.2
Fidelity Series Small Cap Opportunities Fund	4.4
83.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.0%
International Equity Funds	29.3%
Bond Funds	11.8%
Short-Term Funds	1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2035 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 57.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	190,633	$2,811,838
Fidelity Series Commodity Strategy Fund (a)	121,523	579,664
Fidelity Series Large Cap Growth Index Fund (a)	218,466	2,202,137
Fidelity Series Large Cap Stock Fund (a)	149,499	2,190,163
Fidelity Series Large Cap Value Index Fund (a)	330,479	4,101,247
Fidelity Series Small Cap Opportunities Fund (a)	81,283	1,094,072
Fidelity Series Value Discovery Fund (a)	103,894	1,297,630
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,185,643)		14,276,751

International Equity Funds - 29.3%
Fidelity Series Canada Fund (a)	22,007	226,889
Fidelity Series Emerging Markets Fund (a)	23,856	233,552
Fidelity Series Emerging Markets Opportunities Fund (a)	114,306	2,118,088
Fidelity Series International Growth Fund (a)	124,820	1,896,017
Fidelity Series International Index Fund (a)	50,691	497,781
Fidelity Series International Small Cap Fund (a)	32,000	496,953
Fidelity Series International Value Fund (a)	201,613	1,875,003
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,861,387)		7,344,283

Bond Funds - 11.8%
Fidelity Series Corporate Bond Fund (a)	16,311	165,558
Fidelity Series Emerging Markets Debt Fund (a)	18,285	175,349
Fidelity Series Floating Rate High Income Fund (a)	4,054	37,584
Fidelity Series Government Bond Index Fund (a)	22,454	229,478
Fidelity Series High Income Fund (a)	30,941	290,850
Fidelity Series Inflation-Protected Bond Index Fund (a)	7,677	75,084
Fidelity Series Investment Grade Bond Fund (a)	21,713	242,753
Fidelity Series Investment Grade Securitized Fund (a)	16,763	170,816
Fidelity Series Long-Term Treasury Bond Index Fund (a)	162,255	1,439,204
Fidelity Series Real Estate Income Fund (a)	10,845	118,319
TOTAL BOND FUNDS
(Cost $2,853,860)		2,944,995

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	104,467	104,467
Fidelity Series Short-Term Credit Fund (a)	10,528	104,961
Fidelity Series Treasury Bill Index Fund (a)	27,694	276,660
TOTAL SHORT-TERM FUNDS
(Cost $485,377)		486,137
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,386,267)		25,052,166
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,507)
NET ASSETS - 100%		$25,045,659

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$2,700,841	$150,196	$14,448	$(13,758)	$274,951	$2,811,838
Fidelity Series Canada Fund	--	220,991	9,344	251	(582)	15,824	226,889
Fidelity Series Commodity Strategy Fund	--	579,958	10,038	1,308	(554)	10,298	579,664
Fidelity Series Corporate Bond Fund	--	163,408	2,549	1,165	2	4,697	165,558
Fidelity Series Emerging Markets Debt Fund	--	174,890	2,562	1,824	(1)	3,022	175,349
Fidelity Series Emerging Markets Fund	--	226,570	4,749	47	(68)	11,799	233,552
Fidelity Series Emerging Markets Opportunities Fund	--	2,025,385	65,943	8,573	(3,701)	162,347	2,118,088
Fidelity Series Floating Rate High Income Fund	--	38,361	1,168	500	(17)	408	37,584
Fidelity Series Government Bond Index Fund	--	229,822	3,465	1,048	8	3,113	229,478
Fidelity Series Government Money Market Fund 2.5%	--	106,985	2,518	500	--	--	104,467
Fidelity Series High Income Fund	--	318,416	37,295	3,889	(299)	10,028	290,850
Fidelity Series Inflation-Protected Bond Index Fund	--	75,500	1,755	113	(7)	1,346	75,084
Fidelity Series International Growth Fund	--	1,826,450	78,741	6,271	(6,814)	155,122	1,896,017
Fidelity Series International Index Fund	--	483,181	13,580	146	(576)	28,756	497,781
Fidelity Series International Small Cap Fund	--	484,473	15,615	2,355	(2,034)	30,129	496,953
Fidelity Series International Value Fund	--	1,840,229	40,844	3,457	(3,301)	78,919	1,875,003
Fidelity Series Investment Grade Bond Fund	--	241,532	3,691	1,410	5	4,907	242,753
Fidelity Series Investment Grade Securitized Fund	--	171,492	2,904	1,002	3	2,225	170,816
Fidelity Series Large Cap Growth Index Fund	--	2,097,532	108,686	569	(4,689)	217,980	2,202,137
Fidelity Series Large Cap Stock Fund	--	2,110,475	78,033	4,400	(6,957)	164,678	2,190,163
Fidelity Series Large Cap Value Index Fund	--	3,962,901	109,994	30,372	(6,090)	254,430	4,101,247
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,461,761	79,818	8,212	466	56,795	1,439,204
Fidelity Series Real Estate Income Fund	--	116,191	2,401	801	(65)	4,594	118,319
Fidelity Series Short-Term Credit Fund	--	106,571	2,506	559	--	896	104,961
Fidelity Series Small Cap Opportunities Fund	--	1,056,077	57,970	5,030	(7,387)	103,352	1,094,072
Fidelity Series Treasury Bill Index Fund	--	321,371	44,537	1,751	(38)	(136)	276,660
Fidelity Series Value Discovery Fund	--	1,259,179	25,409	3,940	(1,559)	65,419	1,297,630
	$--	$24,400,542	$956,311	$103,941	$(58,013)	$1,665,899	$25,052,117

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $23,386,218)	25,052,117
Total Investment in Securities (cost $23,386,267)		$25,052,166
Cash		147
Receivable for investments sold		148,898
Receivable for fund shares sold		21,670
Total assets		25,222,881
Liabilities
Payable for investments purchased	$64,988
Payable for fund shares redeemed	105,577
Accrued management fee	6,345
Distribution and service plan fees payable	312
Total liabilities		177,222
Net Assets		$25,045,659
Net Assets consist of:
Paid in capital		$23,386,607
Total distributable earnings (loss)		1,659,052
Net Assets		$25,045,659
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($357,498 ÷ 37,225 shares)		$9.60
Maximum offering price per share (100/94.25 of $9.60)		$10.19
Class M:
Net Asset Value and redemption price per share ($177,465 ÷ 18,501 shares)		$9.59
Maximum offering price per share (100/96.50 of $9.59)		$9.94
Class C:
Net Asset Value and offering price per share ($206,967 ÷ 21,584 shares)(a)		$9.59
Fidelity Freedom Blend 2035 Fund:
Net Asset Value, offering price and redemption price per share ($984,394 ÷ 102,469 shares)		$9.61
Class K:
Net Asset Value, offering price and redemption price per share ($99,068 ÷ 10,305 shares)		$9.61
Class K6:
Net Asset Value, offering price and redemption price per share ($22,910,303 ÷ 2,382,806 shares)		$9.61
Class I:
Net Asset Value, offering price and redemption price per share ($107,541 ÷ 11,189 shares)		$9.61
Class Z:
Net Asset Value, offering price and redemption price per share ($103,297 ÷ 10,745 shares)		$9.61
Class Z6:
Net Asset Value, offering price and redemption price per share ($99,126 ÷ 10,309 shares)		$9.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$43,097
Income from Fidelity Central Funds		195
Total income		43,292
Expenses
Management fee	$17,932
Distribution and service plan fees	1,313
Independent trustees' fees and expenses	12
Total expenses		19,257
Net investment income (loss)		24,035
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(58,013)
Capital gain distributions from underlying funds:
Affiliated issuers	60,844
Total net realized gain (loss)		2,831
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,665,899
Total change in net unrealized appreciation (depreciation)		1,665,899
Net gain (loss)		1,668,730
Net increase (decrease) in net assets resulting from operations		$1,692,765

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,035
Net realized gain (loss)	2,831
Change in net unrealized appreciation (depreciation)	1,665,899
Net increase (decrease) in net assets resulting from operations	1,692,765
Distributions to shareholders	(33,713)
Total distributions	(33,713)
Share transactions - net increase (decrease)	23,386,607
Total increase (decrease) in net assets	25,045,659
Net Assets
Beginning of period	–
End of period	$25,045,659

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2035 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	(.15)D
Total from investment operations	(.15)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.12)
Total distributions	(.25)E
Net asset value, end of period	$9.60
Total ReturnF,G	(1.18)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%J,K
Expenses net of fee waivers, if any	.79%J,K
Expenses net of all reductions	.79%J,K
Net investment income (loss)	.09%J
Supplemental Data
Net assets, end of period (000 omitted)	$357
Portfolio turnover rateI	16%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.116 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)
Net realized and unrealized gain (loss)	(.15)C
Total from investment operations	(.16)
Distributions from net investment income	(.13)
Distributions from net realized gain	(.12)
Total distributions	(.25)
Net asset value, end of period	$9.59
Total ReturnD,E	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H
Expenses net of fee waivers, if any	1.03%H
Expenses net of all reductions	1.03%H
Net investment income (loss)	(.16)%H
Supplemental Data
Net assets, end of period (000 omitted)	$177
Portfolio turnover rateG	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)
Net realized and unrealized gain (loss)	(.14)C
Total from investment operations	(.18)
Distributions from net investment income	(.11)
Distributions from net realized gain	(.12)
Total distributions	(.23)
Net asset value, end of period	$9.59
Total ReturnD,E	(1.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H,I
Expenses net of fee waivers, if any	1.54%H,I
Expenses net of all reductions	1.54%H,I
Net investment income (loss)	(.67)%H
Supplemental Data
Net assets, end of period (000 omitted)	$207
Portfolio turnover rateG	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.15)C
Total from investment operations	(.13)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.12)
Total distributions	(.26)D
Net asset value, end of period	$9.61
Total ReturnE	(.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H
Expenses net of fee waivers, if any	.53%H
Expenses net of all reductions	.53%H
Net investment income (loss)	.34%H
Supplemental Data
Net assets, end of period (000 omitted)	$984
Portfolio turnover rateG	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.116 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.15)C
Total from investment operations	(.13)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.12)
Total distributions	(.26)D
Net asset value, end of period	$9.61
Total ReturnE	(.97)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%H
Expenses net of fee waivers, if any	.43%H
Expenses net of all reductions	.43%H
Net investment income (loss)	.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateG	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.116 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.15)C
Total from investment operations	(.12)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.12)
Total distributions	(.27)
Net asset value, end of period	$9.61
Total ReturnD	(.93)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G,H
Expenses net of fee waivers, if any	.34%G,H
Expenses net of all reductions	.34%G,H
Net investment income (loss)	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$22,910
Portfolio turnover rateF	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.15)C
Total from investment operations	(.13)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.12)
Total distributions	(.26)
Net asset value, end of period	$9.61
Total ReturnD	(1.01)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G
Expenses net of fee waivers, if any	.53%G
Expenses net of all reductions	.53%G
Net investment income (loss)	.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rateF	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.15)C
Total from investment operations	(.13)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.12)
Total distributions	(.26)D
Net asset value, end of period	$9.61
Total ReturnE	(.97)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%H
Expenses net of fee waivers, if any	.43%H
Expenses net of all reductions	.43%H
Net investment income (loss)	.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rateG	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.116 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.14)C
Total from investment operations	(.11)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.12)
Total distributions	(.27)
Net asset value, end of period	$9.62
Total ReturnD	(.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G
Expenses net of fee waivers, if any	.33%G
Expenses net of all reductions	.33%G
Net investment income (loss)	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	17.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Large Cap Growth Index Fund	9.4
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series International Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Small Cap Opportunities Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
86.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.9%
International Equity Funds	30.9%
Bond Funds	7.1%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2040 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	135,464	$1,998,090
Fidelity Series Commodity Strategy Fund (a)	87,161	415,759
Fidelity Series Large Cap Growth Index Fund (a)	155,156	1,563,974
Fidelity Series Large Cap Stock Fund (a)	106,441	1,559,358
Fidelity Series Large Cap Value Index Fund (a)	235,297	2,920,032
Fidelity Series Small Cap Opportunities Fund (a)	57,873	778,965
Fidelity Series Value Discovery Fund (a)	73,971	923,901
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,317,379)		10,160,079

International Equity Funds - 30.9%
Fidelity Series Canada Fund (a)	15,443	159,217
Fidelity Series Emerging Markets Fund (a)	16,612	162,633
Fidelity Series Emerging Markets Opportunities Fund (a)	79,519	1,473,485
Fidelity Series International Growth Fund (a)	88,077	1,337,893
Fidelity Series International Index Fund (a)	35,743	350,998
Fidelity Series International Small Cap Fund (a)	22,566	350,456
Fidelity Series International Value Fund (a)	141,758	1,318,353
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,788,449)		5,153,035

Bond Funds - 7.1%
Fidelity Series Corporate Bond Fund (a)	3,021	30,666
Fidelity Series Emerging Markets Debt Fund (a)	11,473	110,026
Fidelity Series Floating Rate High Income Fund (a)	2,685	24,892
Fidelity Series Government Bond Index Fund (a)	4,158	42,493
Fidelity Series High Income Fund (a)	20,221	190,074
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,123	50,098
Fidelity Series Investment Grade Bond Fund (a)	4,022	44,963
Fidelity Series Investment Grade Securitized Fund (a)	3,105	31,635
Fidelity Series Long-Term Treasury Bond Index Fund (a)	66,527	590,091
Fidelity Series Real Estate Income Fund (a)	7,160	78,110
TOTAL BOND FUNDS
(Cost $1,151,753)		1,193,048

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	43,149	43,149
Fidelity Series Short-Term Credit Fund (a)	4,329	43,158
Fidelity Series Treasury Bill Index Fund (a)	10,519	105,090
TOTAL SHORT-TERM FUNDS
(Cost $191,092)		191,446
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $15,448,673)		16,697,608
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,537)
NET ASSETS - 100%		$16,693,071
Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$1,902,833	$98,971	$13,837	$(18,517)	$212,745	$1,998,090
Fidelity Series Canada Fund	--	156,352	9,086	188	(541)	12,492	159,217
Fidelity Series Commodity Strategy Fund	--	419,304	11,160	1,257	(676)	8,291	415,759
Fidelity Series Corporate Bond Fund	--	34,757	5,175	275	16	1,068	30,666
Fidelity Series Emerging Markets Debt Fund	--	110,625	2,935	1,304	1	2,335	110,026
Fidelity Series Emerging Markets Fund	--	159,053	4,770	40	(209)	8,559	162,633
Fidelity Series Emerging Markets Opportunities Fund	--	1,412,847	54,694	7,400	(4,486)	119,818	1,473,485
Fidelity Series Floating Rate High Income Fund	--	25,816	1,237	354	(22)	335	24,892
Fidelity Series Government Bond Index Fund	--	47,954	6,134	248	7	666	42,493
Fidelity Series Government Money Market Fund 2.5%	--	45,110	1,961	225	--	--	43,149
Fidelity Series High Income Fund	--	212,243	29,377	2,799	(276)	7,484	190,074
Fidelity Series Inflation-Protected Bond Index Fund	--	50,830	1,650	90	(20)	938	50,098
Fidelity Series International Growth Fund	--	1,277,821	50,000	5,498	(6,398)	116,470	1,337,893
Fidelity Series International Index Fund	--	340,451	10,760	110	(750)	22,057	350,998
Fidelity Series International Small Cap Fund	--	340,277	10,475	2,066	(1,949)	22,603	350,456
Fidelity Series International Value Fund	--	1,301,960	41,201	3,033	(4,993)	62,587	1,318,353
Fidelity Series Investment Grade Bond Fund	--	51,006	7,167	332	12	1,112	44,963
Fidelity Series Investment Grade Securitized Fund	--	36,555	5,415	235	6	489	31,635
Fidelity Series Large Cap Growth Index Fund	--	1,474,947	71,172	434	(5,354)	165,553	1,563,974
Fidelity Series Large Cap Stock Fund	--	1,495,244	56,098	3,879	(6,447)	126,659	1,559,358
Fidelity Series Large Cap Value Index Fund	--	2,829,607	99,330	23,594	(6,646)	196,401	2,920,032
Fidelity Series Long-Term Treasury Bond Index Fund	--	605,408	38,962	3,613	81	23,564	590,091
Fidelity Series Real Estate Income Fund	--	77,990	3,069	610	(115)	3,304	78,110
Fidelity Series Short-Term Credit Fund	--	44,933	2,165	252	(1)	391	43,158
Fidelity Series Small Cap Opportunities Fund	--	748,823	41,891	4,728	(8,938)	80,971	778,965
Fidelity Series Treasury Bill Index Fund	--	135,945	30,791	776	(27)	(37)	105,090
Fidelity Series Value Discovery Fund	--	904,079	29,224	3,473	(3,034)	52,080	923,901
	$--	$16,242,770	$724,870	$80,650	$(69,276)	$1,248,935	$16,697,559

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $15,448,624)	16,697,559
Total Investment in Securities (cost $15,448,673)		$16,697,608
Cash		147
Receivable for investments sold		85,234
Receivable for fund shares sold		19,356
Total assets		16,802,345
Liabilities
Payable for investments purchased	$101,443
Payable for fund shares redeemed	3,079
Accrued management fee	4,482
Distribution and service plan fees payable	270
Total liabilities		109,274
Net Assets		$16,693,071
Net Assets consist of:
Paid in capital		$15,478,287
Total distributable earnings (loss)		1,214,784
Net Assets		$16,693,071
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($254,835 ÷ 26,698 shares)		$9.55
Maximum offering price per share (100/94.25 of $9.55)		$10.13
Class M:
Net Asset Value and redemption price per share ($130,959 ÷ 13,713 shares)		$9.55
Maximum offering price per share (100/96.50 of $9.55)		$9.90
Class C:
Net Asset Value and offering price per share ($207,966 ÷ 21,799 shares)(a)		$9.54
Fidelity Freedom Blend 2040 Fund:
Net Asset Value, offering price and redemption price per share ($589,905 ÷ 61,740 shares)		$9.55
Class K:
Net Asset Value, offering price and redemption price per share ($98,762 ÷ 10,325 shares)		$9.57
Class K6:
Net Asset Value, offering price and redemption price per share ($14,955,612 ÷ 1,563,382 shares)		$9.57
Class I:
Net Asset Value, offering price and redemption price per share ($99,892 ÷ 10,446 shares)		$9.56
Class Z:
Net Asset Value, offering price and redemption price per share ($98,762 ÷ 10,325 shares)		$9.57
Class Z6:
Net Asset Value, offering price and redemption price per share ($256,378 ÷ 26,801 shares)		$9.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$28,605
Income from Fidelity Central Funds		195
Total income		28,800
Expenses
Management fee	$13,208
Distribution and service plan fees	1,192
Independent trustees' fees and expenses	9
Total expenses		14,409
Net investment income (loss)		14,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(69,276)
Capital gain distributions from underlying funds:
Affiliated issuers	52,045
Total net realized gain (loss)		(17,231)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,248,935
Total change in net unrealized appreciation (depreciation)		1,248,935
Net gain (loss)		1,231,704
Net increase (decrease) in net assets resulting from operations		$1,246,095

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,391
Net realized gain (loss)	(17,231)
Change in net unrealized appreciation (depreciation)	1,248,935
Net increase (decrease) in net assets resulting from operations	1,246,095
Distributions to shareholders	(31,311)
Total distributions	(31,311)
Share transactions - net increase (decrease)	15,478,287
Total increase (decrease) in net assets	16,693,071
Net Assets
Beginning of period	–
End of period	$16,693,071

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2040 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	(.17)D
Total from investment operations	(.17)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.14)
Total distributions	(.28)
Net asset value, end of period	$9.55
Total ReturnE,F	(1.39)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I,J
Expenses net of fee waivers, if any	.80%I,J
Expenses net of all reductions	.80%I,J
Net investment income (loss)	.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$255
Portfolio turnover rateH	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)
Net realized and unrealized gain (loss)	(.18)C
Total from investment operations	(.19)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.14)
Total distributions	(.26)
Net asset value, end of period	$9.55
Total ReturnD,E	(1.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H
Expenses net of fee waivers, if any	1.04%H
Expenses net of all reductions	1.04%H
Net investment income (loss)	(.23)%H
Supplemental Data
Net assets, end of period (000 omitted)	$131
Portfolio turnover rateG	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)
Net realized and unrealized gain (loss)	(.18)C
Total from investment operations	(.22)
Distributions from net investment income	(.11)
Distributions from net realized gain	(.14)
Total distributions	(.24)D
Net asset value, end of period	$9.54
Total ReturnE,F	(1.88)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.55%I,J
Expenses net of fee waivers, if any	1.55%I,J
Expenses net of all reductions	1.55%I,J
Net investment income (loss)	(.74)%I
Supplemental Data
Net assets, end of period (000 omitted)	$208
Portfolio turnover rateH	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.136 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.18)C
Total from investment operations	(.17)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.14)
Total distributions	(.28)
Net asset value, end of period	$9.55
Total ReturnD	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G
Expenses net of fee waivers, if any	.54%G
Expenses net of all reductions	.54%G
Net investment income (loss)	.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$590
Portfolio turnover rateF	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.17)C
Total from investment operations	(.15)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.14)
Total distributions	(.28)
Net asset value, end of period	$9.57
Total ReturnD	(1.19)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.17)C
Total from investment operations	(.15)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.14)
Total distributions	(.28)
Net asset value, end of period	$9.57
Total ReturnD	(1.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G,H
Expenses net of fee waivers, if any	.35%G,H
Expenses net of all reductions	.35%G,H
Net investment income (loss)	.46%G
Supplemental Data
Net assets, end of period (000 omitted)	$14,956
Portfolio turnover rateF	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.18)C
Total from investment operations	(.17)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.14)
Total distributions	(.27)D
Net asset value, end of period	$9.56
Total ReturnE	(1.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H
Expenses net of fee waivers, if any	.54%H
Expenses net of all reductions	.54%H
Net investment income (loss)	.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.136 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.17)C
Total from investment operations	(.15)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.14)
Total distributions	(.28)
Net asset value, end of period	$9.57
Total ReturnD	(1.19)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.18)C
Total from investment operations	(.15)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.14)
Total distributions	(.28)
Net asset value, end of period	$9.57
Total ReturnD	(1.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G
Expenses net of fee waivers, if any	.34%G
Expenses net of all reductions	.34%G
Net investment income (loss)	.47%G
Supplemental Data
Net assets, end of period (000 omitted)	$256
Portfolio turnover rateF	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	17.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Large Cap Growth Index Fund	9.4
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series International Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Small Cap Opportunities Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
86.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.9%
International Equity Funds	30.9%
Bond Funds	7.1%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2045 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	81,300	$1,199,178
Fidelity Series Commodity Strategy Fund (a)	52,302	249,482
Fidelity Series Large Cap Growth Index Fund (a)	93,118	938,629
Fidelity Series Large Cap Stock Fund (a)	63,882	935,872
Fidelity Series Large Cap Value Index Fund (a)	141,218	1,752,511
Fidelity Series Small Cap Opportunities Fund (a)	34,733	467,510
Fidelity Series Value Discovery Fund (a)	44,395	554,496
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,721,136)		6,097,678

International Equity Funds - 30.9%
Fidelity Series Canada Fund (a)	9,281	95,692
Fidelity Series Emerging Markets Fund (a)	9,971	97,619
Fidelity Series Emerging Markets Opportunities Fund (a)	47,725	884,347
Fidelity Series International Growth Fund (a)	52,861	802,954
Fidelity Series International Index Fund (a)	21,457	210,707
Fidelity Series International Small Cap Fund (a)	13,547	210,381
Fidelity Series International Value Fund (a)	85,139	791,791
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,929,948)		3,093,491

Bond Funds - 7.1%
Fidelity Series Corporate Bond Fund (a)	1,814	18,407
Fidelity Series Emerging Markets Debt Fund (a)	6,890	66,074
Fidelity Series Floating Rate High Income Fund (a)	1,620	15,020
Fidelity Series Government Bond Index Fund (a)	2,496	25,506
Fidelity Series High Income Fund (a)	12,137	114,085
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,073	30,053
Fidelity Series Investment Grade Bond Fund (a)	2,414	26,988
Fidelity Series Investment Grade Securitized Fund (a)	1,863	18,989
Fidelity Series Long-Term Treasury Bond Index Fund (a)	39,923	354,119
Fidelity Series Real Estate Income Fund (a)	4,297	46,880
TOTAL BOND FUNDS
(Cost $692,725)		716,121

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	24,914	24,914
Fidelity Series Short-Term Credit Fund (a)	2,499	24,919
Fidelity Series Treasury Bill Index Fund (a)	6,413	64,069
TOTAL SHORT-TERM FUNDS
(Cost $113,756)		113,951
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,457,565)		10,021,241
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,679)
NET ASSETS - 100%		$10,018,562

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$1,177,425	$68,265	$16,034	$(7,508)	$97,526	$1,199,178
Fidelity Series Canada Fund	--	95,645	5,401	287	(324)	5,772	95,692
Fidelity Series Commodity Strategy Fund	--	255,576	8,116	1,366	(433)	2,455	249,482
Fidelity Series Corporate Bond Fund	--	20,865	3,060	165	3	599	18,407
Fidelity Series Emerging Markets Debt Fund	--	66,732	1,898	826	(15)	1,255	66,074
Fidelity Series Emerging Markets Fund	--	96,178	3,042	60	(59)	4,542	97,619
Fidelity Series Emerging Markets Opportunities Fund	--	863,847	35,463	11,004	(1,731)	57,694	884,347
Fidelity Series Floating Rate High Income Fund	--	16,140	1,209	254	(19)	108	15,020
Fidelity Series Government Bond Index Fund	--	28,699	3,592	149	(3)	402	25,506
Fidelity Series Government Money Market Fund 2.5%	--	27,144	2,230	140	--	--	24,914
Fidelity Series High Income Fund	--	128,991	18,145	1,832	(245)	3,484	114,085
Fidelity Series Inflation-Protected Bond Index Fund	--	30,738	1,166	89	(12)	493	30,053
Fidelity Series International Growth Fund	--	790,568	37,969	8,178	(2,369)	52,724	802,954
Fidelity Series International Index Fund	--	207,610	7,008	167	(297)	10,402	210,707
Fidelity Series International Small Cap Fund	--	211,160	8,594	3,074	(913)	8,728	210,381
Fidelity Series International Value Fund	--	797,313	26,839	4,513	(2,364)	23,681	791,791
Fidelity Series Investment Grade Bond Fund	--	30,564	4,209	203	(1)	634	26,988
Fidelity Series Investment Grade Securitized Fund	--	21,883	3,182	141	(4)	292	18,989
Fidelity Series Large Cap Growth Index Fund	--	908,675	49,058	657	(868)	79,880	938,629
Fidelity Series Large Cap Stock Fund	--	926,157	42,793	5,633	(2,717)	55,225	935,872
Fidelity Series Large Cap Value Index Fund	--	1,739,549	69,554	20,128	(4,877)	87,393	1,752,511
Fidelity Series Long-Term Treasury Bond Index Fund	--	363,443	23,867	2,284	6	14,537	354,119
Fidelity Series Real Estate Income Fund	--	47,144	1,809	511	(47)	1,592	46,880
Fidelity Series Short-Term Credit Fund	--	27,040	2,343	160	(2)	224	24,919
Fidelity Series Small Cap Opportunities Fund	--	466,183	28,991	5,598	(3,147)	33,465	467,510
Fidelity Series Treasury Bill Index Fund	--	82,082	17,968	483	(16)	(29)	64,069
Fidelity Series Value Discovery Fund	--	555,830	20,057	5,170	(1,875)	20,598	554,496
	$--	$9,983,181	$495,828	$89,106	$(29,837)	$563,676	$10,021,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $9,457,516)	10,021,192
Total Investment in Securities (cost $9,457,565)		$10,021,241
Cash		147
Receivable for investments sold		42,465
Receivable for fund shares sold		32,362
Total assets		10,096,215
Liabilities
Payable for investments purchased	$74,732
Accrued management fee	2,680
Distribution and service plan fees payable	241
Total liabilities		77,653
Net Assets		$10,018,562
Net Assets consist of:
Paid in capital		$9,445,448
Total distributable earnings (loss)		573,114
Net Assets		$10,018,562
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($252,838 ÷ 26,465 shares)		$9.55
Maximum offering price per share (100/94.25 of $9.55)		$10.13
Class M:
Net Asset Value and redemption price per share ($160,268 ÷ 16,796 shares)		$9.54
Maximum offering price per share (100/96.50 of $9.54)		$9.89
Class C:
Net Asset Value and offering price per share ($156,579 ÷ 16,417 shares)(a)		$9.54
Fidelity Freedom Blend 2045 Fund:
Net Asset Value, offering price and redemption price per share ($748,052 ÷ 78,289 shares)		$9.56
Class K:
Net Asset Value, offering price and redemption price per share ($98,697 ÷ 10,319 shares)		$9.56
Class K6:
Net Asset Value, offering price and redemption price per share ($8,306,037 ÷ 868,239 shares)		$9.57
Class I:
Net Asset Value, offering price and redemption price per share ($98,639 ÷ 10,316 shares)		$9.56
Class Z:
Net Asset Value, offering price and redemption price per share ($98,697 ÷ 10,319 shares)		$9.56
Class Z6:
Net Asset Value, offering price and redemption price per share ($98,755 ÷ 10,323 shares)		$9.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$31,654
Income from Fidelity Central Funds		195
Total income		31,849
Expenses
Management fee	$8,926
Distribution and service plan fees	1,216
Independent trustees' fees and expenses	6
Total expenses		10,148
Net investment income (loss)		21,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(29,837)
Capital gain distributions from underlying funds:
Affiliated issuers	57,452
Total net realized gain (loss)		27,615
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	563,676
Total change in net unrealized appreciation (depreciation)		563,676
Net gain (loss)		591,291
Net increase (decrease) in net assets resulting from operations		$612,992

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,701
Net realized gain (loss)	27,615
Change in net unrealized appreciation (depreciation)	563,676
Net increase (decrease) in net assets resulting from operations	612,992
Distributions to shareholders	(39,877)
Total distributions	(39,877)
Share transactions - net increase (decrease)	9,445,447
Total increase (decrease) in net assets	10,018,562
Net Assets
Beginning of period	–
End of period	$10,018,562

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2045 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.19)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.11)
Total distributions	(.26)
Net asset value, end of period	$9.55
Total ReturnD,E	(1.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H
Expenses net of fee waivers, if any	.79%H
Expenses net of all reductions	.79%H
Net investment income (loss)	.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$253
Portfolio turnover rateG	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.20)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.11)
Total distributions	(.26)
Net asset value, end of period	$9.54
Total ReturnD,E	(1.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H
Expenses net of fee waivers, if any	1.04%H
Expenses net of all reductions	1.04%H
Net investment income (loss)	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$160
Portfolio turnover rateG	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)
Net realized and unrealized gain (loss)	(.21)C
Total from investment operations	(.22)
Distributions from net investment income	(.13)
Distributions from net realized gain	(.11)
Total distributions	(.24)
Net asset value, end of period	$9.54
Total ReturnD,E	(1.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.55%H,I
Expenses net of fee waivers, if any	1.55%H,I
Expenses net of all reductions	1.55%H,I
Net investment income (loss)	(.12)%H
Supplemental Data
Net assets, end of period (000 omitted)	$157
Portfolio turnover rateG	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.17)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.11)
Total distributions	(.27)
Net asset value, end of period	$9.56
Total ReturnD	(1.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G,H
Expenses net of fee waivers, if any	.55%G,H
Expenses net of all reductions	.55%G,H
Net investment income (loss)	.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$748
Portfolio turnover rateF	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.17)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.11)
Total distributions	(.27)
Net asset value, end of period	$9.56
Total ReturnD	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.16)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.11)
Total distributions	(.27)
Net asset value, end of period	$9.57
Total ReturnD	(1.21)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G,H
Expenses net of fee waivers, if any	.35%G,H
Expenses net of all reductions	.35%G,H
Net investment income (loss)	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,306
Portfolio turnover rateF	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.17)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.11)
Total distributions	(.27)
Net asset value, end of period	$9.56
Total ReturnD	(1.38)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G
Expenses net of fee waivers, if any	.54%G
Expenses net of all reductions	.54%G
Net investment income (loss)	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.17)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.11)
Total distributions	(.27)
Net asset value, end of period	$9.56
Total ReturnD	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.16)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.11)
Total distributions	(.27)
Net asset value, end of period	$9.57
Total ReturnD	(1.21)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G
Expenses net of fee waivers, if any	.34%G
Expenses net of all reductions	.34%G
Net investment income (loss)	1.09%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	17.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Large Cap Growth Index Fund	9.4
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series International Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Small Cap Opportunities Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
86.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.9%
International Equity Funds	30.9%
Bond Funds	7.1%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2050 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	71,561	$1,055,521
Fidelity Series Commodity Strategy Fund (a)	46,141	220,094
Fidelity Series Large Cap Growth Index Fund (a)	81,963	826,189
Fidelity Series Large Cap Stock Fund (a)	56,229	823,755
Fidelity Series Large Cap Value Index Fund (a)	124,299	1,542,556
Fidelity Series Small Cap Opportunities Fund (a)	30,572	411,502
Fidelity Series Value Discovery Fund (a)	39,077	488,066
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,018,114)		5,367,683

International Equity Funds - 30.9%
Fidelity Series Canada Fund (a)	8,162	84,153
Fidelity Series Emerging Markets Fund (a)	8,779	85,942
Fidelity Series Emerging Markets Opportunities Fund (a)	42,023	778,683
Fidelity Series International Growth Fund (a)	46,528	706,766
Fidelity Series International Index Fund (a)	18,887	185,466
Fidelity Series International Small Cap Fund (a)	11,901	184,820
Fidelity Series International Value Fund (a)	74,961	697,133
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,570,408)		2,722,963

Bond Funds - 7.1%
Fidelity Series Corporate Bond Fund (a)	1,596	16,200
Fidelity Series Emerging Markets Debt Fund (a)	6,020	57,727
Fidelity Series Floating Rate High Income Fund (a)	1,418	13,148
Fidelity Series Government Bond Index Fund (a)	2,196	22,448
Fidelity Series High Income Fund (a)	10,681	100,406
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,705	26,459
Fidelity Series Investment Grade Bond Fund (a)	2,125	23,752
Fidelity Series Investment Grade Securitized Fund (a)	1,640	16,712
Fidelity Series Long-Term Treasury Bond Index Fund (a)	35,142	311,708
Fidelity Series Real Estate Income Fund (a)	3,782	41,263
TOTAL BOND FUNDS
(Cost $609,354)		629,823

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	22,152	22,152
Fidelity Series Short-Term Credit Fund (a)	2,222	22,157
Fidelity Series Treasury Bill Index Fund (a)	5,598	55,928
TOTAL SHORT-TERM FUNDS
(Cost $100,112)		100,286
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,297,988)		8,820,755
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,401)
NET ASSETS - 100%		$8,818,354

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$1,013,487	$38,304	$13,612	$(6,844)	$87,182	$1,055,521
Fidelity Series Canada Fund	--	82,774	3,574	187	(249)	5,202	84,153
Fidelity Series Commodity Strategy Fund	--	221,747	3,963	1,235	(214)	2,524	220,094
Fidelity Series Corporate Bond Fund	--	18,233	2,569	144	3	533	16,200
Fidelity Series Emerging Markets Debt Fund	--	57,499	852	706	--	1,080	57,727
Fidelity Series Emerging Markets Fund	--	83,438	1,387	35	(30)	3,921	85,942
Fidelity Series Emerging Markets Opportunities Fund	--	747,587	20,911	6,352	(1,333)	53,340	778,683
Fidelity Series Floating Rate High Income Fund	--	13,982	937	205	(12)	115	13,148
Fidelity Series Government Bond Index Fund	--	25,072	2,976	129	(1)	353	22,448
Fidelity Series Government Money Market Fund 2.5%	--	23,566	1,414	120	--	--	22,152
Fidelity Series High Income Fund	--	111,706	14,304	1,535	(250)	3,254	100,406
Fidelity Series Inflation-Protected Bond Index Fund	--	26,627	605	62	(7)	444	26,459
Fidelity Series International Growth Fund	--	673,045	13,892	4,696	(1,495)	49,108	706,766
Fidelity Series International Index Fund	--	179,904	3,620	109	(195)	9,377	185,466
Fidelity Series International Small Cap Fund	--	179,781	3,051	1,764	(528)	8,618	184,820
Fidelity Series International Value Fund	--	689,343	13,705	2,587	(1,494)	22,989	697,133
Fidelity Series Investment Grade Bond Fund	--	26,697	3,506	175	--	561	23,752
Fidelity Series Investment Grade Securitized Fund	--	19,112	2,653	123	(4)	257	16,712
Fidelity Series Large Cap Growth Index Fund	--	780,620	26,523	428	(1,536)	73,628	826,189
Fidelity Series Large Cap Stock Fund	--	793,563	20,232	3,365	(1,885)	52,309	823,755
Fidelity Series Large Cap Value Index Fund	--	1,499,674	37,059	14,562	(2,436)	82,377	1,542,556
Fidelity Series Long-Term Treasury Bond Index Fund	--	316,166	16,869	1,951	(13)	12,424	311,708
Fidelity Series Real Estate Income Fund	--	40,874	1,028	412	(31)	1,448	41,263
Fidelity Series Short-Term Credit Fund	--	23,476	1,515	136	--	196	22,157
Fidelity Series Small Cap Opportunities Fund	--	396,620	13,116	4,656	(3,385)	31,383	411,502
Fidelity Series Treasury Bill Index Fund	--	71,145	15,181	413	(14)	(22)	55,928
Fidelity Series Value Discovery Fund	--	478,738	9,956	2,972	(882)	20,166	488,066
	$--	$8,594,476	$273,702	$62,671	$(22,835)	$522,767	$8,820,706

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $8,297,939)	8,820,706
Total Investment in Securities (cost $8,297,988)		$8,820,755
Cash		146
Receivable for investments sold		43,716
Receivable for fund shares sold		14,339
Total assets		8,878,956
Liabilities
Payable for investments purchased	$58,058
Accrued management fee	2,362
Distribution and service plan fees payable	182
Total liabilities		60,602
Net Assets		$8,818,354
Net Assets consist of:
Paid in capital		$8,292,839
Total distributable earnings (loss)		525,515
Net Assets		$8,818,354
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($239,329 ÷ 25,162 shares)		$9.51
Maximum offering price per share (100/94.25 of $9.51)		$10.09
Class M:
Net Asset Value and redemption price per share ($98,742 ÷ 10,386 shares)		$9.51
Maximum offering price per share (100/96.50 of $9.51)		$9.85
Class C:
Net Asset Value and offering price per share ($137,201 ÷ 14,446 shares)(a)		$9.50
Fidelity Freedom Blend 2050 Fund:
Net Asset Value, offering price and redemption price per share ($465,826 ÷ 48,960 shares)		$9.51
Class K:
Net Asset Value, offering price and redemption price per share ($98,718 ÷ 10,369 shares)		$9.52
Class K6:
Net Asset Value, offering price and redemption price per share ($7,479,606 ÷ 785,476 shares)		$9.52
Class I:
Net Asset Value, offering price and redemption price per share ($101,438 ÷ 10,658 shares)		$9.52
Class Z:
Net Asset Value, offering price and redemption price per share ($98,718 ÷ 10,369 shares)		$9.52
Class Z6:
Net Asset Value, offering price and redemption price per share ($98,776 ÷ 10,373 shares)		$9.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$20,986
Income from Fidelity Central Funds		195
Total income		21,181
Expenses
Management fee	$7,415
Distribution and service plan fees	1,069
Independent trustees' fees and expenses	5
Total expenses		8,489
Net investment income (loss)		12,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(22,835)
Capital gain distributions from underlying funds:
Affiliated issuers	41,685
Total net realized gain (loss)		18,850
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	522,767
Total change in net unrealized appreciation (depreciation)		522,767
Net gain (loss)		541,617
Net increase (decrease) in net assets resulting from operations		$554,309

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,692
Net realized gain (loss)	18,850
Change in net unrealized appreciation (depreciation)	522,767
Net increase (decrease) in net assets resulting from operations	554,309
Distributions to shareholders	(28,794)
Total distributions	(28,794)
Share transactions - net increase (decrease)	8,292,839
Total increase (decrease) in net assets	8,818,354
Net Assets
Beginning of period	–
End of period	$8,818,354

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2050 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.21)C
Total from investment operations	(.19)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.16)
Total distributions	(.30)
Net asset value, end of period	$9.51
Total ReturnD,E	(1.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H
Expenses net of fee waivers, if any	.79%H
Expenses net of all reductions	.79%H
Net investment income (loss)	.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$239
Portfolio turnover rateG	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	(.20)D
Total from investment operations	(.20)
Distributions from net investment income	(.13)
Distributions from net realized gain	(.16)
Total distributions	(.29)
Net asset value, end of period	$9.51
Total ReturnE,F	(1.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I
Expenses net of fee waivers, if any	1.04%I
Expenses net of all reductions	1.04%I
Net investment income (loss)	.07%I
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateH	12%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)
Net realized and unrealized gain (loss)	(.20)C
Total from investment operations	(.22)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.16)
Total distributions	(.28)
Net asset value, end of period	$9.50
Total ReturnD,E	(1.89)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H
Expenses net of fee waivers, if any	1.54%H
Expenses net of all reductions	1.54%H
Net investment income (loss)	(.43)%H
Supplemental Data
Net assets, end of period (000 omitted)	$137
Portfolio turnover rateG	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.21)C
Total from investment operations	(.18)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.16)
Total distributions	(.31)
Net asset value, end of period	$9.51
Total ReturnD	(1.39)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G
Expenses net of fee waivers, if any	.54%G
Expenses net of all reductions	.54%G
Net investment income (loss)	.57%G
Supplemental Data
Net assets, end of period (000 omitted)	$466
Portfolio turnover rateF	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.21)C
Total from investment operations	(.17)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.16)
Total distributions	(.31)
Net asset value, end of period	$9.52
Total ReturnD	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.20)C
Total from investment operations	(.16)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.16)
Total distributions	(.32)
Net asset value, end of period	$9.52
Total ReturnD	(1.25)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G,H
Expenses net of fee waivers, if any	.35%G,H
Expenses net of all reductions	.35%G,H
Net investment income (loss)	.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,480
Portfolio turnover rateF	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.20)C
Total from investment operations	(.17)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.16)
Total distributions	(.31)
Net asset value, end of period	$9.52
Total ReturnD	(1.32)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G
Expenses net of fee waivers, if any	.54%G
Expenses net of all reductions	.54%G
Net investment income (loss)	.57%G
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateF	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.21)C
Total from investment operations	(.17)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.16)
Total distributions	(.31)
Net asset value, end of period	$9.52
Total ReturnD	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.20)C
Total from investment operations	(.16)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.16)
Total distributions	(.32)
Net asset value, end of period	$9.52
Total ReturnD	(1.25)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G
Expenses net of fee waivers, if any	.34%G
Expenses net of all reductions	.34%G
Net investment income (loss)	.77%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	17.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Large Cap Growth Index Fund	9.4
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series International Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Small Cap Opportunities Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
86.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.9%
International Equity Funds	30.9%
Bond Funds	7.1%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2055 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	41,353	$609,952
Fidelity Series Commodity Strategy Fund (a)	26,594	126,853
Fidelity Series Large Cap Growth Index Fund (a)	47,364	477,427
Fidelity Series Large Cap Stock Fund (a)	32,493	476,023
Fidelity Series Large Cap Value Index Fund (a)	71,829	891,399
Fidelity Series Small Cap Opportunities Fund (a)	17,667	237,795
Fidelity Series Value Discovery Fund (a)	22,581	282,039
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,927,057)		3,101,488

International Equity Funds - 30.9%
Fidelity Series Canada Fund (a)	4,721	48,676
Fidelity Series Emerging Markets Fund (a)	5,072	49,653
Fidelity Series Emerging Markets Opportunities Fund (a)	24,273	449,771
Fidelity Series International Growth Fund (a)	26,887	408,416
Fidelity Series International Index Fund (a)	10,913	107,171
Fidelity Series International Small Cap Fund (a)	6,890	107,001
Fidelity Series International Value Fund (a)	43,301	402,701
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,497,945)		1,573,389

Bond Funds - 7.1%
Fidelity Series Corporate Bond Fund (a)	922	9,362
Fidelity Series Emerging Markets Debt Fund (a)	3,551	34,052
Fidelity Series Floating Rate High Income Fund (a)	820	7,600
Fidelity Series Government Bond Index Fund (a)	1,269	12,972
Fidelity Series High Income Fund (a)	6,173	58,022
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,563	15,290
Fidelity Series Investment Grade Bond Fund (a)	1,228	13,726
Fidelity Series Investment Grade Securitized Fund (a)	948	9,657
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,306	180,119
Fidelity Series Real Estate Income Fund (a)	2,208	24,092
TOTAL BOND FUNDS
(Cost $353,537)		364,892

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	12,441	12,441
Fidelity Series Short-Term Credit Fund (a)	1,248	12,443
Fidelity Series Treasury Bill Index Fund (a)	3,257	32,538
TOTAL SHORT-TERM FUNDS
(Cost $57,374)		57,471
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,835,913)		5,097,240
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,392)
NET ASSETS - 100%		$5,095,848

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$601,150	$27,912	$13,533	$(5,008)	$41,722	$609,952
Fidelity Series Canada Fund	--	48,183	2,162	183	(156)	2,811	48,676
Fidelity Series Commodity Strategy Fund	--	129,501	3,287	1,232	(204)	843	126,853
Fidelity Series Corporate Bond Fund	--	10,607	1,544	89	--	299	9,362
Fidelity Series Emerging Markets Debt Fund	--	33,904	532	463	(1)	681	34,052
Fidelity Series Emerging Markets Fund	--	48,520	867	34	(34)	2,034	49,653
Fidelity Series Emerging Markets Opportunities Fund	--	435,302	12,498	6,196	(862)	27,829	449,771
Fidelity Series Floating Rate High Income Fund	--	8,516	957	146	(15)	56	7,600
Fidelity Series Government Bond Index Fund	--	14,581	1,805	80	(3)	199	12,972
Fidelity Series Government Money Market Fund 2.5%	--	13,695	1,254	77	--	--	12,441
Fidelity Series High Income Fund	--	64,673	8,218	1,027	(159)	1,726	58,022
Fidelity Series Inflation-Protected Bond Index Fund	--	15,510	444	53	(7)	231	15,290
Fidelity Series International Growth Fund	--	399,714	14,427	4,581	(1,590)	24,719	408,416
Fidelity Series International Index Fund	--	104,409	1,909	106	(120)	4,791	107,171
Fidelity Series International Small Cap Fund	--	106,788	2,948	1,720	(505)	3,666	107,001
Fidelity Series International Value Fund	--	401,455	7,606	2,524	(742)	9,594	402,701
Fidelity Series Investment Grade Bond Fund	--	15,531	2,120	109	--	315	13,726
Fidelity Series Investment Grade Securitized Fund	--	11,121	1,605	76	(4)	145	9,657
Fidelity Series Large Cap Growth Index Fund	--	458,975	19,328	418	(1,230)	39,010	477,427
Fidelity Series Large Cap Stock Fund	--	468,012	16,915	3,291	(1,612)	26,538	476,023
Fidelity Series Large Cap Value Index Fund	--	878,194	27,115	10,820	(1,624)	41,944	891,399
Fidelity Series Long-Term Treasury Bond Index Fund	--	183,698	10,470	1,272	(69)	6,960	180,119
Fidelity Series Real Estate Income Fund	--	23,784	417	328	(18)	743	24,092
Fidelity Series Short-Term Credit Fund	--	13,642	1,309	89	--	110	12,443
Fidelity Series Small Cap Opportunities Fund	--	237,825	11,974	4,624	(2,936)	14,880	237,795
Fidelity Series Treasury Bill Index Fund	--	41,404	8,845	264	(8)	(13)	32,538
Fidelity Series Value Discovery Fund	--	280,149	6,994	2,899	(610)	9,494	282,039
	$--	$5,048,843	$195,462	$56,234	$(17,517)	$261,327	$5,097,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $4,835,864)	5,097,191
Total Investment in Securities (cost $4,835,913)		$5,097,240
Cash		146
Receivable for investments sold		23,570
Receivable for fund shares sold		12,136
Total assets		5,133,092
Liabilities
Payable for investments purchased	$35,708
Accrued management fee	1,378
Distribution and service plan fees payable	158
Total liabilities		37,244
Net Assets		$5,095,848
Net Assets consist of:
Paid in capital		$4,830,061
Total distributable earnings (loss)		265,787
Net Assets		$5,095,848
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($151,032 ÷ 15,881 shares)		$9.51
Maximum offering price per share (100/94.25 of $9.51)		$10.09
Class M:
Net Asset Value and redemption price per share ($101,276 ÷ 10,655 shares)		$9.51
Maximum offering price per share (100/96.50 of $9.51)		$9.85
Class C:
Net Asset Value and offering price per share ($107,493 ÷ 11,322 shares)(a)		$9.49
Fidelity Freedom Blend 2055 Fund:
Net Asset Value, offering price and redemption price per share ($320,021 ÷ 33,635 shares)		$9.51
Class K:
Net Asset Value, offering price and redemption price per share ($98,752 ÷ 10,375 shares)		$9.52
Class K6:
Net Asset Value, offering price and redemption price per share ($4,021,017 ÷ 422,363 shares)		$9.52
Class I:
Net Asset Value, offering price and redemption price per share ($98,695 ÷ 10,370 shares)		$9.52
Class Z:
Net Asset Value, offering price and redemption price per share ($98,752 ÷ 10,375 shares)		$9.52
Class Z6:
Net Asset Value, offering price and redemption price per share ($98,810 ÷ 10,379 shares)		$9.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$18,351
Income from Fidelity Central Funds		195
Total income		18,546
Expenses
Management fee	$4,998
Distribution and service plan fees	996
Independent trustees' fees and expenses	4
Total expenses		5,998
Net investment income (loss)		12,548
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(17,517)
Capital gain distributions from underlying funds:
Affiliated issuers	37,883
Total net realized gain (loss)		20,366
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	261,327
Total change in net unrealized appreciation (depreciation)		261,327
Net gain (loss)		281,693
Net increase (decrease) in net assets resulting from operations		$294,241

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,548
Net realized gain (loss)	20,366
Change in net unrealized appreciation (depreciation)	261,327
Net increase (decrease) in net assets resulting from operations	294,241
Distributions to shareholders	(28,454)
Total distributions	(28,454)
Share transactions - net increase (decrease)	4,830,061
Total increase (decrease) in net assets	5,095,848
Net Assets
Beginning of period	–
End of period	$5,095,848

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2055 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.18)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.16)
Total distributions	(.31)D
Net asset value, end of period	$9.51
Total ReturnE,F	(1.46)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I
Expenses net of fee waivers, if any	.79%I
Expenses net of all reductions	.79%I
Net investment income (loss)	.70%I
Supplemental Data
Net assets, end of period (000 omitted)	$151
Portfolio turnover rateH	14%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.21)C
Total from investment operations	(.19)
Distributions from net investment income	(.13)
Distributions from net realized gain	(.16)
Total distributions	(.30)D
Net asset value, end of period	$9.51
Total ReturnE,F	(1.55)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I
Expenses net of fee waivers, if any	1.04%I
Expenses net of all reductions	1.04%I
Net investment income (loss)	.45%I
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateH	14%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	(.23)D
Total from investment operations	(.23)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.16)
Total distributions	(.28)
Net asset value, end of period	$9.49
Total ReturnE,F	(1.93)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I
Expenses net of fee waivers, if any	1.54%I
Expenses net of all reductions	1.54%I
Net investment income (loss)	(.05)%I
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateH	14%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.17)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.16)
Total distributions	(.32)D
Net asset value, end of period	$9.51
Total ReturnE	(1.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H
Expenses net of fee waivers, if any	.54%H
Expenses net of all reductions	.54%H
Net investment income (loss)	.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$320
Portfolio turnover rateG	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.16)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.16)
Total distributions	(.32)D
Net asset value, end of period	$9.52
Total ReturnE	(1.23)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H
Expenses net of fee waivers, if any	.44%H
Expenses net of all reductions	.44%H
Net investment income (loss)	1.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateG	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.16)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.16)
Total distributions	(.32)
Net asset value, end of period	$9.52
Total ReturnD	(1.19)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G,H
Expenses net of fee waivers, if any	.35%G,H
Expenses net of all reductions	.35%G,H
Net investment income (loss)	1.15%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,021
Portfolio turnover rateF	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.17)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.16)
Total distributions	(.31)
Net asset value, end of period	$9.52
Total ReturnD	(1.27)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G
Expenses net of fee waivers, if any	.54%G
Expenses net of all reductions	.54%G
Net investment income (loss)	.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.16)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.16)
Total distributions	(.32)D
Net asset value, end of period	$9.52
Total ReturnE	(1.23)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H
Expenses net of fee waivers, if any	.44%H
Expenses net of all reductions	.44%H
Net investment income (loss)	1.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateG	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(.22)C
Total from investment operations	(.16)
Distributions from net investment income	(.16)
Distributions from net realized gain	(.16)
Total distributions	(.32)
Net asset value, end of period	$9.52
Total ReturnD	(1.19)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G
Expenses net of fee waivers, if any	.34%G
Expenses net of all reductions	.34%G
Net investment income (loss)	1.15%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	17.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Large Cap Growth Index Fund	9.4
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series International Growth Fund	8.0
Fidelity Series International Value Fund	7.9
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Small Cap Opportunities Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
86.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.9%
International Equity Funds	30.9%
Bond Funds	7.1%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2060 Fund

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	21,200	$312,706
Fidelity Series Commodity Strategy Fund (a)	13,547	64,618
Fidelity Series Large Cap Growth Index Fund (a)	24,286	244,799
Fidelity Series Large Cap Stock Fund (a)	16,644	243,833
Fidelity Series Large Cap Value Index Fund (a)	36,793	456,600
Fidelity Series Small Cap Opportunities Fund (a)	9,049	121,805
Fidelity Series Value Discovery Fund (a)	11,567	144,469
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,555,251)		1,588,830

International Equity Funds - 30.9%
Fidelity Series Canada Fund (a)	2,417	24,916
Fidelity Series Emerging Markets Fund (a)	2,598	25,432
Fidelity Series Emerging Markets Opportunities Fund (a)	12,434	230,401
Fidelity Series International Growth Fund (a)	13,772	209,203
Fidelity Series International Index Fund (a)	5,590	54,893
Fidelity Series International Small Cap Fund (a)	3,522	54,693
Fidelity Series International Value Fund (a)	22,186	206,332
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $791,076)		805,870

Bond Funds - 7.1%
Fidelity Series Corporate Bond Fund (a)	473	4,796
Fidelity Series Emerging Markets Debt Fund (a)	1,809	17,348
Fidelity Series Floating Rate High Income Fund (a)	420	3,892
Fidelity Series Government Bond Index Fund (a)	650	6,645
Fidelity Series High Income Fund (a)	3,162	29,725
Fidelity Series Inflation-Protected Bond Index Fund (a)	801	7,831
Fidelity Series Investment Grade Bond Fund (a)	629	7,032
Fidelity Series Investment Grade Securitized Fund (a)	486	4,947
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,402	92,266
Fidelity Series Real Estate Income Fund (a)	1,131	12,341
TOTAL BOND FUNDS
(Cost $181,282)		186,823

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (b)	49	49
Fidelity Series Government Money Market Fund 2.5% (a)(c)	6,419	6,419
Fidelity Series Short-Term Credit Fund (a)	644	6,420
Fidelity Series Treasury Bill Index Fund (a)	1,659	16,578
TOTAL SHORT-TERM FUNDS
(Cost $29,418)		29,466
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,557,027)		2,610,989
NET OTHER ASSETS (LIABILITIES) - 0.0%		(882)
NET ASSETS - 100%		$2,610,107

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$319,604	$11,493	$14,041	$(1,806)	$6,401	$312,706
Fidelity Series Canada Fund	--	25,247	1,083	208	(68)	820	24,916
Fidelity Series Commodity Strategy Fund	--	67,529	2,035	1,253	(82)	(794)	64,618
Fidelity Series Corporate Bond Fund	--	5,496	846	55	(2)	148	4,796
Fidelity Series Emerging Markets Debt Fund	--	17,561	582	315	1	368	17,348
Fidelity Series Emerging Markets Fund	--	25,029	337	39	(3)	743	25,432
Fidelity Series Emerging Markets Opportunities Fund	--	228,553	6,477	7,112	(326)	8,651	230,401
Fidelity Series Floating Rate High Income Fund	--	5,000	1,088	112	(18)	(2)	3,892
Fidelity Series Government Bond Index Fund	--	7,535	997	49	(3)	110	6,645
Fidelity Series Government Money Market Fund 2.5%	--	7,072	653	51	--	--	6,419
Fidelity Series High Income Fund	--	33,501	4,191	727	(75)	490	29,725
Fidelity Series Inflation-Protected Bond Index Fund	--	8,048	299	54	(3)	85	7,831
Fidelity Series International Growth Fund	--	210,351	6,045	5,260	(475)	5,372	209,203
Fidelity Series International Index Fund	--	54,364	762	121	(33)	1,324	54,893
Fidelity Series International Small Cap Fund	--	56,549	1,145	1,975	(158)	(553)	54,693
Fidelity Series International Value Fund	--	211,273	3,069	2,898	(309)	(1,563)	206,332
Fidelity Series Investment Grade Bond Fund	--	8,039	1,167	68	(3)	163	7,032
Fidelity Series Investment Grade Securitized Fund	--	5,760	888	46	(3)	78	4,947
Fidelity Series Large Cap Growth Index Fund	--	239,369	7,233	477	(298)	12,961	244,799
Fidelity Series Large Cap Stock Fund	--	246,830	7,706	3,744	(418)	5,127	243,833
Fidelity Series Large Cap Value Index Fund	--	462,478	14,471	9,515	(439)	9,032	456,600
Fidelity Series Long-Term Treasury Bond Index Fund	--	94,475	6,004	860	(71)	3,866	92,266
Fidelity Series Real Estate Income Fund	--	12,445	328	294	(11)	235	12,341
Fidelity Series Short-Term Credit Fund	--	7,043	679	60	(1)	57	6,420
Fidelity Series Small Cap Opportunities Fund	--	127,731	5,312	4,828	(1,207)	593	121,805
Fidelity Series Treasury Bill Index Fund	--	21,441	4,850	172	(4)	(9)	16,578
Fidelity Series Value Discovery Fund	--	148,513	4,167	3,329	(136)	259	144,469
	$--	$2,656,836	$93,907	$57,663	$(5,951)	$53,962	$2,610,940

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $2,556,978)	2,610,940
Total Investment in Securities (cost $2,557,027)		$2,610,989
Cash		147
Receivable for investments sold		11,317
Receivable for fund shares sold		7,292
Total assets		2,629,745
Liabilities
Payable for investments purchased	$18,609
Accrued management fee	835
Distribution and service plan fees payable	194
Total liabilities		19,638
Net Assets		$2,610,107
Net Assets consist of:
Paid in capital		$2,539,636
Total distributable earnings (loss)		70,471
Net Assets		$2,610,107
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($242,936 ÷ 25,482 shares)		$9.53
Maximum offering price per share (100/94.25 of $9.53)		$10.11
Class M:
Net Asset Value and redemption price per share ($143,234 ÷ 15,031 shares)		$9.53
Maximum offering price per share (100/96.50 of $9.53)		$9.88
Class C:
Net Asset Value and offering price per share ($107,077 ÷ 11,250 shares)(a)		$9.52
Fidelity Freedom Blend 2060 Fund:
Net Asset Value, offering price and redemption price per share ($452,949 ÷ 47,503 shares)		$9.54
Class K:
Net Asset Value, offering price and redemption price per share ($98,743 ÷ 10,348 shares)		$9.54
Class K6:
Net Asset Value, offering price and redemption price per share ($1,260,982 ÷ 132,120 shares)		$9.54
Class I:
Net Asset Value, offering price and redemption price per share ($102,373 ÷ 10,731 shares)		$9.54
Class Z:
Net Asset Value, offering price and redemption price per share ($98,852 ÷ 10,359 shares)		$9.54
Class Z6:
Net Asset Value, offering price and redemption price per share ($102,961 ÷ 10,788 shares)		$9.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to March 31, 2019
Investment Income
Dividends:
Affiliated issuers		$18,875
Income from Fidelity Central Funds		195
Total income		19,070
Expenses
Management fee	$3,764
Distribution and service plan fees	1,069
Independent trustees' fees and expenses	3
Total expenses		4,836
Net investment income (loss)		14,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(5,951)
Capital gain distributions from underlying funds:
Affiliated issuers	38,788
Total net realized gain (loss)		32,837
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	53,962
Total change in net unrealized appreciation (depreciation)		53,962
Net gain (loss)		86,799
Net increase (decrease) in net assets resulting from operations		$101,033

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,234
Net realized gain (loss)	32,837
Change in net unrealized appreciation (depreciation)	53,962
Net increase (decrease) in net assets resulting from operations	101,033
Distributions to shareholders	(30,562)
Total distributions	(30,562)
Share transactions - net increase (decrease)	2,539,636
Total increase (decrease) in net assets	2,610,107
Net Assets
Beginning of period	–
End of period	$2,610,107

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2060 Fund Class A

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	(.27)C
Total from investment operations	(.19)
Distributions from net investment income	(.14)
Distributions from net realized gain	(.15)
Total distributions	(.28)D
Net asset value, end of period	$9.53
Total ReturnE,F	(1.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I,J
Expenses net of fee waivers, if any	.80%I,J
Expenses net of all reductions	.80%I,J
Net investment income (loss)	1.50%I
Supplemental Data
Net assets, end of period (000 omitted)	$243
Portfolio turnover rateH	11%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class M

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	(.26)C
Total from investment operations	(.19)
Distributions from net investment income	(.13)
Distributions from net realized gain	(.15)
Total distributions	(.28)
Net asset value, end of period	$9.53
Total ReturnD,E	(1.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H
Expenses net of fee waivers, if any	1.04%H
Expenses net of all reductions	1.04%H
Net investment income (loss)	1.25%H
Supplemental Data
Net assets, end of period (000 omitted)	$143
Portfolio turnover rateG	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class C

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.26)C
Total from investment operations	(.22)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.15)
Total distributions	(.26)D
Net asset value, end of period	$9.52
Total ReturnE,F	(1.87)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I
Expenses net of fee waivers, if any	1.54%I
Expenses net of all reductions	1.54%I
Net investment income (loss)	.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateH	11%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	(.25)C
Total from investment operations	(.16)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.30)
Net asset value, end of period	$9.54
Total ReturnD	(1.27)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G
Expenses net of fee waivers, if any	.54%G
Expenses net of all reductions	.54%G
Net investment income (loss)	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$453
Portfolio turnover rateF	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	(.26)C
Total from investment operations	(.16)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.30)
Net asset value, end of period	$9.54
Total ReturnD	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	1.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateE	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	(.26)C
Total from investment operations	(.16)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.30)
Net asset value, end of period	$9.54
Total ReturnD	(1.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G
Expenses net of fee waivers, if any	.34%G
Expenses net of all reductions	.34%G
Net investment income (loss)	1.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,261
Portfolio turnover rateF	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class I

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	(.27)C
Total from investment operations	(.17)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.29)D
Net asset value, end of period	$9.54
Total ReturnE	(1.31)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H
Expenses net of fee waivers, if any	.54%H
Expenses net of all reductions	.54%H
Net investment income (loss)	1.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateG	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	(.26)C
Total from investment operations	(.16)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.30)
Net asset value, end of period	$9.54
Total ReturnD	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	1.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rateF	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z6

Year ended March 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	(.27)C
Total from investment operations	(.16)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.30)
Net asset value, end of period	$9.54
Total ReturnD	(1.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G
Expenses net of fee waivers, if any	.34%G
Expenses net of all reductions	.34%G
Net investment income (loss)	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rateF	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2019

1. Organization.

Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund and Fidelity Freedom Blend 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Blend Income Fund	$2,716,953	$73,628	$(13,105)	$60,523
Fidelity Freedom Blend 2005 Fund	2,046,039	59,176	(18,943)	40,233
Fidelity Freedom Blend 2010 Fund	2,580,751	80,139	(16,973)	63,166
Fidelity Freedom Blend 2015 Fund	9,087,056	413,146	(22,171)	390,975
Fidelity Freedom Blend 2020 Fund	22,687,218	1,364,682	(3,230)	1,361,452
Fidelity Freedom Blend 2025 Fund	41,667,757	2,423,577	(12,584)	2,410,993
Fidelity Freedom Blend 2030 Fund	22,492,561	1,532,077	(29,472)	1,502,605
Fidelity Freedom Blend 2035 Fund	23,444,909	1,660,768	(53,511)	1,607,257
Fidelity Freedom Blend 2040 Fund	15,518,253	1,222,840	(43,485)	1,179,355
Fidelity Freedom Blend 2045 Fund	9,487,508	616,466	(82,733)	533,733
Fidelity Freedom Blend 2050 Fund	8,320,957	558,885	(59,087)	499,798
Fidelity Freedom Blend 2055 Fund	4,853,462	303,142	(59,364)	243,778
Fidelity Freedom Blend 2060 Fund	2,562,999	115,699	(67,709)	47,990

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Blend Income Fund	$7,721	$4,049	$60,523
Fidelity Freedom Blend 2005 Fund	9,310	4,624	40,233
Fidelity Freedom Blend 2010 Fund	20,261	–	63,166
Fidelity Freedom Blend 2015 Fund	40,724	1,579	390,975
Fidelity Freedom Blend 2020 Fund	134,250	4,175	1,361,452
Fidelity Freedom Blend 2025 Fund	107,533	13,163	2,410,993
Fidelity Freedom Blend 2030 Fund	53,138	8,130	1,502,605
Fidelity Freedom Blend 2035 Fund	32,824	18,971	1,607,257
Fidelity Freedom Blend 2040 Fund	24,562	10,867	1,179,355
Fidelity Freedom Blend 2045 Fund	9,817	29,565	533,733
Fidelity Freedom Blend 2050 Fund	6,820	18,898	499,798
Fidelity Freedom Blend 2055 Fund	6,286	15,723	243,778
Fidelity Freedom Blend 2060 Fund	1,250	21,231	47,990

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to March 31, 2019. Loss deferrals were as follows:

Capital losses
Fidelity Freedom Blend 2010 Fund	$(2,272)

The tax character of distributions paid was as follows:

March 31, 2019(a)
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Blend Income Fund	$22,760	$1,834	$24,594
Fidelity Freedom Blend 2005 Fund	12,566	3,062	15,628
Fidelity Freedom Blend 2010 Fund	14,253	4,324	18,577
Fidelity Freedom Blend 2015 Fund	17,733	5,221	22,954
Fidelity Freedom Blend 2020 Fund	20,764	6,526	27,290
Fidelity Freedom Blend 2025 Fund	22,001	7,519	29,520
Fidelity Freedom Blend 2030 Fund	17,786	9,425	27,211
Fidelity Freedom Blend 2035 Fund	23,081	10,632	33,713
Fidelity Freedom Blend 2040 Fund	19,601	11,710	31,311
Fidelity Freedom Blend 2045 Fund	27,675	12,202	39,877
Fidelity Freedom Blend 2050 Fund	17,198	11,596	28,794
Fidelity Freedom Blend 2055 Fund	16,884	11,570	28,454
Fidelity Freedom Blend 2060 Fund	18,947	11,615	30,562

 (a) For the period August 31, 2018 (commencement of operations) to March 31, 2019.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	3,241,719	525,236
Fidelity Freedom Blend 2005 Fund	2,138,587	92,546
Fidelity Freedom Blend 2010 Fund	3,538,293	957,863
Fidelity Freedom Blend 2015 Fund	10,431,253	1,345,487
Fidelity Freedom Blend 2020 Fund	27,533,753	4,902,053
Fidelity Freedom Blend 2025 Fund	43,981,184	2,315,280
Fidelity Freedom Blend 2030 Fund	24,229,355	1,737,364
Fidelity Freedom Blend 2035 Fund	24,400,542	956,311
Fidelity Freedom Blend 2040 Fund	16,242,770	724,870
Fidelity Freedom Blend 2045 Fund	9,983,181	495,828
Fidelity Freedom Blend 2050 Fund	8,594,476	273,702
Fidelity Freedom Blend 2055 Fund	5,048,843	195,462
Fidelity Freedom Blend 2060 Fund	2,656,836	93,907

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6)
Fidelity Freedom Blend Income Fund	.46%	.36%
Fidelity Freedom Blend 2005 Fund	.46%	.36%
Fidelity Freedom Blend 2010 Fund	.47%	.37%
Fidelity Freedom Blend 2015 Fund	.49%	.39%
Fidelity Freedom Blend 2020 Fund	.50%	.40%
Fidelity Freedom Blend 2025 Fund	.51%	.41%
Fidelity Freedom Blend 2030 Fund	.52%	.42%
Fidelity Freedom Blend 2035 Fund	.53%	.43%
Fidelity Freedom Blend 2040 Fund	.54%	.44%
Fidelity Freedom Blend 2045 Fund	.54%	.44%
Fidelity Freedom Blend 2050 Fund	.54%	.44%
Fidelity Freedom Blend 2055 Fund	.54%	.44%
Fidelity Freedom Blend 2060 Fund	.54%	.44%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Class Z6 of each Fund as necessary so that Class K6 and Class Z6 total expenses do not exceed certain amounts of Class K6 and Class Z6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6, Z6)
Fidelity Freedom Blend Income Fund	.26%
Fidelity Freedom Blend 2005 Fund	.26%
Fidelity Freedom Blend 2010 Fund	.27%
Fidelity Freedom Blend 2015 Fund	.29%
Fidelity Freedom Blend 2020 Fund	.30%
Fidelity Freedom Blend 2025 Fund	.31%
Fidelity Freedom Blend 2030 Fund	.32%
Fidelity Freedom Blend 2035 Fund	.33%
Fidelity Freedom Blend 2040 Fund	.34%
Fidelity Freedom Blend 2045 Fund	.34%
Fidelity Freedom Blend 2050 Fund	.34%
Fidelity Freedom Blend 2055 Fund	.34%
Fidelity Freedom Blend 2060 Fund	.34%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	-%	.25%	$154	$96
Class M	.25%	.25%	290	290
Class C	.75%	.25%	819	572
			$1,263	$958
Fidelity Freedom Blend 2005 Fund
Class A	-%	.25%	$202	$144
Class M	.25%	.25%	290	290
Class C	.75%	.25%	576	576
			$1,068	$1,010
Fidelity Freedom Blend 2010 Fund
Class A	-%	.25%	$195	$119
Class M	.25%	.25%	326	238
Class C	.75%	.25%	573	573
			$1,094	$930
Fidelity Freedom Blend 2015 Fund
Class A	-%	.25%	$151	$142
Class M	.25%	.25%	286	286
Class C	.75%	.25%	913	648
			$1,350	$1,076
Fidelity Freedom Blend 2020 Fund
Class A	-%	.25%	$553	$126
Class M	.25%	.25%	286	181
Class C	.75%	.25%	967	628
			$1,806	$935
Fidelity Freedom Blend 2025 Fund
Class A	-%	.25%	$168	$91
Class M	.25%	.25%	582	221
Class C	.75%	.25%	747	591
			$1,497	$903
Fidelity Freedom Blend 2030 Fund
Class A	-%	.25%	$261	$139
Class M	.25%	.25%	298	184
Class C	.75%	.25%	987	607
			$1,546	$930
Fidelity Freedom Blend 2035 Fund
Class A	-%	.25%	$216	$18
Class M	.25%	.25%	435	129
Class C	.75%	.25%	662	581
			$1,313	$728
Fidelity Freedom Blend 2040 Fund
Class A	-%	.25%	$232	$89
Class M	.25%	.25%	296	176
Class C	.75%	.25%	664	567
			$1,192	$832
Fidelity Freedom Blend 2045 Fund
Class A	-%	.25%	$202	$139
Class M	.25%	.25%	382	178
Class C	.75%	.25%	632	379
			$1,216	$696
Fidelity Freedom Blend 2050 Fund
Class A	-%	.25%	$211	$89
Class M	.25%	.25%	278	278
Class C	.75%	.25%	580	580
			$1,069	$947
Fidelity Freedom Blend 2055 Fund
Class A	-%	.25%	$156	$124
Class M	.25%	.25%	279	228
Class C	.75%	.25%	561	561
			$996	$913
Fidelity Freedom Blend 2060 Fund
Class A	-%	.25%	$192	$75
Class M	.25%	.25%	316	226
Class C	.75%	.25%	561	561
			$1,069	$862

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	$346
$346
Fidelity Freedom Blend 2005 Fund
Class A	$2
$2
Fidelity Freedom Blend 2015 Fund
Class C(a)	$9
$9
Fidelity Freedom Blend 2020 Fund
Class A	$12
Class M	46
$58
Fidelity Freedom Blend 2025 Fund
Class A	$61
Class M	57
$118
Fidelity Freedom Blend 2030 Fund
Class A	$213
Class M	6
$219
Fidelity Freedom Blend 2035 Fund
Class A	$113
Class M	28
$141
Fidelity Freedom Blend 2040 Fund
Class A	$346
Class M	196
$542
Fidelity Freedom Blend 2045 Fund
Class A	$1,013
Class M	1,769
$2,782
Fidelity Freedom Blend 2050 Fund
Class A	$923
Class M	2
$925
Fidelity Freedom Blend 2055 Fund
Class A	$50
Class M	16
$66
Fidelity Freedom Blend 2060 Fund
Class A	$182
Class M	51
$233

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended March 31, 2019(a)
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$1,681
Class M	1,415
Class C	2,260
Fidelity Freedom Blend Income Fund	6,229
Class K	1,739
Class K6	6,084
Class I	1,678
Class Z	1,739
Class Z6	1,769
Total	$24,594
Fidelity Freedom Blend 2005 Fund
Distributions to shareholders
Class A	$3,022
Class M	1,450
Class C	1,280
Fidelity Freedom Blend 2005 Fund	1,646
Class K	1,640
Class K6	1,670
Class I	1,610
Class Z	1,640
Class Z6	1,670
Total	$15,628
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$2,983
Class M	2,145
Class C	1,510
Fidelity Freedom Blend 2010 Fund	2,609
Class K	1,860
Class K6	1,890
Class I	1,830
Class Z	1,860
Class Z6	1,890
Total	$18,577
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$1,630
Class M	1,550
Class C	3,292
Fidelity Freedom Blend 2015 Fund	7,732
Class K	1,740
Class K6	1,780
Class I	1,710
Class Z	1,740
Class Z6	1,780
Total	$22,954
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$3,550
Class M	1,044
Class C	1,516
Fidelity Freedom Blend 2020 Fund	15,010
Class K	1,230
Class K6	1,260
Class I	1,190
Class Z	1,230
Class Z6	1,260
Total	$27,290
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$2,341
Class M	1,801
Class C	1,630
Fidelity Freedom Blend 2025 Fund	13,758
Class K	1,980
Class K6	2,010
Class I	1,950
Class Z	1,980
Class Z6	2,070
Total	$29,520
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$3,141
Class M	2,398
Class C	4,285
Fidelity Freedom Blend 2030 Fund	4,487
Class K	2,570
Class K6	2,610
Class I	2,540
Class Z	2,570
Class Z6	2,610
Total	$27,211
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$2,922
Class M	4,429
Class C	2,270
Fidelity Freedom Blend 2035 Fund	10,992
Class K	2,610
Class K6	2,650
Class I	2,580
Class Z	2,610
Class Z6	2,650
Total	$33,713
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$5,605
Class M	2,729
Class C	2,427
Fidelity Freedom Blend 2040 Fund	6,700
Class K	2,760
Class K6	2,800
Class I	2,730
Class Z	2,760
Class Z6	2,800
Total	$31,311
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$3,446
Class M	4,165
Class C	2,591
Fidelity Freedom Blend 2045 Fund	16,095
Class K	2,710
Class K6	2,740
Class I	2,680
Class Z	2,710
Class Z6	2,740
Total	$39,877
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$3,316
Class M	2,930
Class C	2,770
Fidelity Freedom Blend 2050 Fund	4,148
Class K	3,120
Class K6	3,150
Class I	3,090
Class Z	3,120
Class Z6	3,150
Total	$28,794
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$3,064
Class M	2,982
Class C	2,820
Fidelity Freedom Blend 2055 Fund	3,718
Class K	3,170
Class K6	3,200
Class I	3,130
Class Z	3,170
Class Z6	3,200
Total	$28,454
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$2,862
Class M	2,764
Class C	2,612
Fidelity Freedom Blend 2060 Fund	7,540
Class K	2,950
Class K6	2,980
Class I	2,924
Class Z	2,950
Class Z6	2,980
Total	$30,562

 (a) For the period August 31, 2018 (commencement of operations) to March 31, 2019.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended March 31, 2019 (a)	Year ended March 31, 2019 (a)
Fidelity Freedom Blend Income Fund
Class A
Shares sold	10,990	$109,675
Reinvestment of distributions	173	1,681
Shares redeemed	(499)	(5,000)
Net increase (decrease)	10,664	$106,356
Class M
Shares sold	10,000	$100,000
Reinvestment of distributions	146	1,415
Net increase (decrease)	10,146	$101,415
Class C
Shares sold	18,568	$183,283
Reinvestment of distributions	234	2,260
Shares redeemed	(6,500)	(65,000)
Net increase (decrease)	12,302	$120,543
Fidelity Freedom Blend Income Fund
Shares sold	70,586	$691,454
Reinvestment of distributions	608	5,886
Shares redeemed	(33,487)	(327,744)
Net increase (decrease)	37,707	$369,596
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	179	1,739
Net increase (decrease)	10,179	$101,739
Class K6
Shares sold	168,319	$1,629,815
Reinvestment of distributions	620	6,084
Shares redeemed	(3,760)	(36,389)
Net increase (decrease)	165,179	$1,599,510
Class I
Shares sold	10,000	$100,000
Reinvestment of distributions	173	1,678
Net increase (decrease)	10,173	$101,678
Class Z
Shares sold	10,000	$100,000
Reinvestment of distributions	179	1,739
Net increase (decrease)	10,179	$101,739
Class Z6
Shares sold	10,000	$100,000
Reinvestment of distributions	182	1,769
Net increase (decrease)	10,182	$101,769
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	18,563	$182,296
Reinvestment of distributions	319	3,022
Shares redeemed	(147)	(1,392)
Net increase (decrease)	18,735	$183,926
Class M
Shares sold	10,000	$100,000
Reinvestment of distributions	153	1,450
Net increase (decrease)	10,153	$101,450
Class C
Shares sold	10,000	$100,000
Reinvestment of distributions	135	1,280
Net increase (decrease)	10,135	$101,280
Fidelity Freedom Blend 2005 Fund
Shares sold	11,014	$110,028
Reinvestment of distributions	173	1,646
Shares redeemed	(77)	(750)
Net increase (decrease)	11,110	$110,924
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	173	1,640
Net increase (decrease)	10,173	$101,640
Class K6
Shares sold	117,462	$1,125,955
Reinvestment of distributions	176	1,670
Shares redeemed	(25)	(241)
Net increase (decrease)	117,613	$1,127,384
Class I
Shares sold	10,051	$100,500
Reinvestment of distributions	170	1,610
Shares redeemed	(51)	(499)
Net increase (decrease)	10,170	$101,611
Class Z
Shares sold	10,000	$100,000
Reinvestment of distributions	173	1,640
Net increase (decrease)	10,173	$101,640
Class Z6
Shares sold	10,000	$100,000
Reinvestment of distributions	176	1,670
Net increase (decrease)	10,176	$101,670
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	16,826	$166,073
Reinvestment of distributions	320	2,983
Shares redeemed	(435)	(4,175)
Net increase (decrease)	16,711	$164,881
Class M
Shares sold	12,472	$123,732
Reinvestment of distributions	230	2,145
Net increase (decrease)	12,702	$125,877
Class C
Shares sold	10,000	$100,000
Reinvestment of distributions	162	1,510
Net increase (decrease)	10,162	$101,510
Fidelity Freedom Blend 2010 Fund
Shares sold	14,603	$145,000
Reinvestment of distributions	280	2,609
Net increase (decrease)	14,883	$147,609
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	199	1,860
Net increase (decrease)	10,199	$101,860
Class K6
Shares sold	313,573	$3,001,673
Reinvestment of distributions	203	1,890
Shares redeemed	(143,149)	(1,388,852)
Net increase (decrease)	170,627	$1,614,711
Class I
Shares sold	10,000	$100,000
Reinvestment of distributions	196	1,830
Net increase (decrease)	10,196	$101,830
Class Z
Shares sold	10,000	$100,000
Reinvestment of distributions	199	1,860
Net increase (decrease)	10,199	$101,860
Class Z6
Shares sold	10,000	$100,000
Reinvestment of distributions	203	1,890
Net increase (decrease)	10,203	$101,890
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	19,467	$193,535
Reinvestment of distributions	177	1,630
Net increase (decrease)	19,644	$195,165
Class M
Shares sold	10,000	$100,000
Reinvestment of distributions	168	1,550
Net increase (decrease)	10,168	$101,550
Class C
Shares sold	23,897	$230,277
Reinvestment of distributions	358	3,292
Shares redeemed	(9,626)	(94,714)
Net increase (decrease)	14,629	$138,855
Fidelity Freedom Blend 2015 Fund
Shares sold	46,537	$453,571
Reinvestment of distributions	839	7,732
Shares redeemed	(176)	(1,698)
Net increase (decrease)	47,200	$459,605
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	189	1,740
Net increase (decrease)	10,189	$101,740
Class K6
Shares sold	935,723	$8,831,932
Reinvestment of distributions	193	1,780
Shares redeemed	(112,769)	(1,093,561)
Net increase (decrease)	823,147	$7,740,151
Class I
Shares sold	10,000	$100,000
Reinvestment of distributions	186	1,710
Net increase (decrease)	10,186	$101,710
Class Z
Shares sold	10,000	$100,000
Reinvestment of distributions	189	1,740
Net increase (decrease)	10,189	$101,740
Class Z6
Shares sold	10,000	$100,000
Reinvestment of distributions	193	1,780
Net increase (decrease)	10,193	$101,780
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	90,623	$866,540
Reinvestment of distributions	388	3,550
Shares redeemed	(846)	(8,100)
Net increase (decrease)	90,165	$861,990
Class M
Shares sold	10,649	$106,358
Reinvestment of distributions	114	1,044
Shares redeemed	(30)	(281)
Net increase (decrease)	10,733	$107,121
Class C
Shares sold	38,753	$379,766
Reinvestment of distributions	166	1,516
Net increase (decrease)	38,919	$381,282
Fidelity Freedom Blend 2020 Fund
Shares sold	202,319	$1,911,655
Reinvestment of distributions	1,642	15,010
Shares redeemed	(86,207)	(829,813)
Net increase (decrease)	117,754	$1,096,852
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	134	1,230
Net increase (decrease)	10,134	$101,230
Class K6
Shares sold	2,552,418	$23,902,190
Reinvestment of distributions	138	1,260
Shares redeemed	(433,337)	(4,233,776)
Net increase (decrease)	2,119,219	$19,669,674
Class I
Shares sold	12,024	$120,000
Reinvestment of distributions	130	1,190
Net increase (decrease)	12,154	$121,190
Class Z
Shares sold	10,000	$100,000
Reinvestment of distributions	134	1,230
Net increase (decrease)	10,134	$101,230
Class Z6
Shares sold	16,287	$161,553
Reinvestment of distributions	138	1,260
Shares redeemed	(6,287)	(61,239)
Net increase (decrease)	10,138	$101,574
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	18,014	$175,792
Reinvestment of distributions	261	2,341
Shares redeemed	(1,119)	(10,301)
Net increase (decrease)	17,156	$167,832
Class M
Shares sold	75,789	$737,334
Reinvestment of distributions	200	1,801
Net increase (decrease)	75,989	$739,135
Class C
Shares sold	31,302	$305,603
Reinvestment of distributions	181	1,630
Shares redeemed	(1,076)	(10,218)
Net increase (decrease)	30,407	$297,015
Fidelity Freedom Blend 2025 Fund
Shares sold	195,169	$1,876,769
Reinvestment of distributions	1,532	13,758
Shares redeemed	(31,642)	(307,029)
Net increase (decrease)	165,059	$1,583,498
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	220	1,980
Net increase (decrease)	10,220	$101,980
Class K6
Shares sold	4,331,747	$40,063,466
Reinvestment of distributions	224	2,010
Shares redeemed	(180,792)	(1,728,766)
Net increase (decrease)	4,151,179	$38,336,710
Class I
Shares sold	10,000	$100,000
Reinvestment of distributions	217	1,950
Net increase (decrease)	10,217	$101,950
Class Z
Shares sold	10,000	$100,000
Reinvestment of distributions	220	1,980
Net increase (decrease)	10,220	$101,980
Class Z6
Shares sold	10,301	$103,000
Reinvestment of distributions	230	2,070
Net increase (decrease)	10,531	$105,070
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	35,559	$338,052
Reinvestment of distributions	359	3,141
Net increase (decrease)	35,918	$341,193
Class M
Shares sold	19,237	$188,421
Reinvestment of distributions	274	2,398
Shares redeemed	(1,939)	(18,770)
Net increase (decrease)	17,572	$172,049
Class C
Shares sold	26,381	$252,448
Reinvestment of distributions	490	4,285
Net increase (decrease)	26,871	$256,733
Fidelity Freedom Blend 2030 Fund
Shares sold	88,686	$846,378
Reinvestment of distributions	512	4,487
Shares redeemed	(10,519)	(100,972)
Net increase (decrease)	78,679	$749,893
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	293	2,570
Net increase (decrease)	10,293	$102,570
Class K6
Shares sold	2,344,828	$21,161,628
Reinvestment of distributions	298	2,610
Shares redeemed	(98,703)	(935,205)
Net increase (decrease)	2,246,423	$20,229,033
Class I
Shares sold	10,000	$100,000
Reinvestment of distributions	290	2,540
Net increase (decrease)	10,290	$102,540
Class Z
Shares sold	10,000	$100,000
Reinvestment of distributions	293	2,570
Net increase (decrease)	10,293	$102,570
Class Z6
Shares sold	103,038	$988,511
Reinvestment of distributions	298	2,610
Shares redeemed	(65,359)	(622,873)
Net increase (decrease)	37,977	$368,248
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	36,896	$353,952
Reinvestment of distributions	341	2,922
Shares redeemed	(12)	(103)
Net increase (decrease)	37,225	$356,771
Class M
Shares sold	17,984	$173,296
Reinvestment of distributions	517	4,429
Net increase (decrease)	18,501	$177,725
Class C
Shares sold	21,319	$207,251
Reinvestment of distributions	265	2,270
Net increase (decrease)	21,584	$209,521
Fidelity Freedom Blend 2035 Fund
Shares sold	122,967	$1,168,626
Reinvestment of distributions	1,284	10,992
Shares redeemed	(21,782)	(206,991)
Net increase (decrease)	102,469	$972,627
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	305	2,610
Net increase (decrease)	10,305	$102,610
Class K6
Shares sold	2,453,196	$21,896,411
Reinvestment of distributions	309	2,650
Shares redeemed	(70,699)	(651,805)
Net increase (decrease)	2,382,806	$21,247,256
Class I
Shares sold	10,888	$108,315
Reinvestment of distributions	301	2,580
Net increase (decrease)	11,189	$110,895
Class Z
Shares sold	10,440	$103,942
Reinvestment of distributions	305	2,610
Net increase (decrease)	10,745	$106,552
Class Z6
Shares sold	10,000	$100,000
Reinvestment of distributions	309	2,650
Net increase (decrease)	10,309	$102,650
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	26,037	$245,967
Reinvestment of distributions	661	5,605
Net increase (decrease)	26,698	$251,572
Class M
Shares sold	13,392	$131,419
Reinvestment of distributions	321	2,729
Net increase (decrease)	13,713	$134,148
Class C
Shares sold	21,513	$208,602
Reinvestment of distributions	286	2,427
Net increase (decrease)	21,799	$211,029
Fidelity Freedom Blend 2040 Fund
Shares sold	61,771	$580,805
Reinvestment of distributions	790	6,700
Shares redeemed	(821)	(7,718)
Net increase (decrease)	61,740	$579,787
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	325	2,760
Net increase (decrease)	10,325	$102,760
Class K6
Shares sold	1,662,001	$14,644,554
Reinvestment of distributions	330	2,800
Shares redeemed	(98,949)	(913,258)
Net increase (decrease)	1,563,382	$13,734,096
Class I
Shares sold	10,124	$101,151
Reinvestment of distributions	322	2,730
Net increase (decrease)	10,446	$103,881
Class Z
Shares sold	10,000	$100,000
Reinvestment of distributions	325	2,760
Net increase (decrease)	10,325	$102,760
Class Z6
Shares sold	26,471	$255,454
Reinvestment of distributions	330	2,800
Net increase (decrease)	26,801	$258,254
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	26,122	$253,005
Reinvestment of distributions	406	3,446
Shares redeemed	(63)	(600)
Net increase (decrease)	26,465	$255,851
Class M
Shares sold	16,576	$160,743
Reinvestment of distributions	491	4,165
Shares redeemed	(271)	(2,560)
Net increase (decrease)	16,796	$162,348
Class C
Shares sold	16,112	$157,390
Reinvestment of distributions	305	2,591
Net increase (decrease)	16,417	$159,981
Fidelity Freedom Blend 2045 Fund
Shares sold	93,536	$873,152
Reinvestment of distributions	1,896	16,095
Shares redeemed	(17,143)	(148,361)
Net increase (decrease)	78,289	$740,886
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	319	2,710
Net increase (decrease)	10,319	$102,710
Class K6
Shares sold	905,331	$8,061,254
Reinvestment of distributions	323	2,740
Shares redeemed	(37,415)	(348,453)
Net increase (decrease)	868,239	$7,715,541
Class I
Shares sold	10,000	$100,000
Reinvestment of distributions	316	2,680
Net increase (decrease)	10,316	$102,680
Class Z
Shares sold	10,000	$100,000
Reinvestment of distributions	319	2,710
Net increase (decrease)	10,319	$102,710
Class Z6
Shares sold	10,000	$100,000
Reinvestment of distributions	323	2,740
Net increase (decrease)	10,323	$102,740
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	26,016	$241,577
Reinvestment of distributions	392	3,316
Shares redeemed	(1,246)	(11,291)
Net increase (decrease)	25,162	$233,602
Class M
Shares sold	10,039	$100,365
Reinvestment of distributions	347	2,930
Net increase (decrease)	10,386	$103,295
Class C
Shares sold	14,119	$138,357
Reinvestment of distributions	327	2,770
Net increase (decrease)	14,446	$141,127
Fidelity Freedom Blend 2050 Fund
Shares sold	49,174	$463,866
Reinvestment of distributions	491	4,148
Shares redeemed	(705)	(6,683)
Net increase (decrease)	48,960	$461,331
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	369	3,120
Net increase (decrease)	10,369	$103,120
Class K6
Shares sold	812,830	$7,194,569
Reinvestment of distributions	373	3,150
Shares redeemed	(27,727)	(259,318)
Net increase (decrease)	785,476	$6,938,401
Class I
Shares sold	10,292	$102,603
Reinvestment of distributions	366	3,090
Net increase (decrease)	10,658	$105,693
Class Z
Shares sold	10,000	$100,000
Reinvestment of distributions	369	3,120
Net increase (decrease)	10,369	$103,120
Class Z6
Shares sold	10,000	$100,000
Reinvestment of distributions	373	3,150
Net increase (decrease)	10,373	$103,150
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	15,518	$150,503
Reinvestment of distributions	363	3,064
Net increase (decrease)	15,881	$153,567
Class M
Shares sold	10,302	$102,820
Reinvestment of distributions	353	2,982
Net increase (decrease)	10,655	$105,802
Class C
Shares sold	10,988	$109,225
Reinvestment of distributions	334	2,820
Net increase (decrease)	11,322	$112,045
Fidelity Freedom Blend 2055 Fund
Shares sold	33,559	$320,437
Reinvestment of distributions	440	3,718
Shares redeemed	(364)	(3,396)
Net increase (decrease)	33,635	$320,759
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	375	3,170
Net increase (decrease)	10,375	$103,170
Class K6
Shares sold	439,603	$3,882,496
Reinvestment of distributions	379	3,200
Shares redeemed	(17,619)	(160,478)
Net increase (decrease)	422,363	$3,725,218
Class I
Shares sold	10,000	$100,000
Reinvestment of distributions	370	3,130
Net increase (decrease)	10,370	$103,130
Class Z
Shares sold	10,000	$100,000
Reinvestment of distributions	375	3,170
Net increase (decrease)	10,375	$103,170
Class Z6
Shares sold	10,000	$100,000
Reinvestment of distributions	379	3,200
Net increase (decrease)	10,379	$103,200
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	25,144	$239,656
Reinvestment of distributions	338	2,862
Net increase (decrease)	25,482	$242,518
Class M
Shares sold	14,705	$142,596
Reinvestment of distributions	326	2,764
Net increase (decrease)	15,031	$145,360
Class C
Shares sold	10,942	$108,820
Reinvestment of distributions	308	2,612
Net increase (decrease)	11,250	$111,432
Fidelity Freedom Blend 2060 Fund
Shares sold	47,789	$448,564
Reinvestment of distributions	890	7,540
Shares redeemed	(1,176)	(11,123)
Net increase (decrease)	47,503	$444,981
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	348	2,950
Net increase (decrease)	10,348	$102,950
Class K6
Shares sold	137,069	$1,222,903
Reinvestment of distributions	352	2,980
Shares redeemed	(5,301)	(50,065)
Net increase (decrease)	132,120	$1,175,818
Class I
Shares sold	10,397	$103,616
Reinvestment of distributions	345	2,924
Shares redeemed	(11)	(99)
Net increase (decrease)	10,731	$106,441
Class Z
Shares sold	10,011	$100,100
Reinvestment of distributions	348	2,950
Net increase (decrease)	10,359	$103,050
Class Z6
Shares sold	10,436	$104,106
Reinvestment of distributions	352	2,980
Net increase (decrease)	10,788	$107,086

 (a) For the period August 31, 2018 (commencement of operations) to March 31, 2019.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2035 Fund
Fidelity Series Corporate Bond Fund	–%	10%	–%
Fidelity Series Government Bond Index Fund	14%	21%	–%
Fidelity Large Cap Growth Index Fund	–%	15%	13%
Fidelity Investment Grade Securitized Fund	–%	10%	–%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	28%
Fidelity Series Government Bond Index Fund	59%
Fidelity Large Cap Growth Index Fund	71%
Fidelity Investment Grade Securitized Fund	28%
Fidelity International Index Fund	23%

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Freedom Blend Income Fund	33%
Fidelity Freedom Blend 2005 Fund	44%
Fidelity Freedom Blend 2010 Fund	35%
Fidelity Freedom Blend 2055 Fund	17%
Fidelity Freedom Blend 2060 Fund	34%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund , Fidelity Freedom Blend 2020 Fund , Fidelity Freedom Blend 2025 Fund , Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund , Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund and Fidelity Freedom Blend 2060 Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund , Fidelity Freedom Blend 2020 Fund , Fidelity Freedom Blend 2025 Fund , Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund , Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund and Fidelity Freedom Blend 2060 Fund (thirteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period August 31, 2018 (commencement of operations) through March 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period August 31, 2018 (commencement of operations) through March 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 264 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Fidelity Freedom Blend Income Fund
Class A	.71%
Actual		$1,000.00	$1,022.20	$3.58
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class M	.96%
Actual		$1,000.00	$1,021.70	$4.84
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class C	1.47%
Actual		$1,000.00	$1,018.60	$7.40
Hypothetical-C		$1,000.00	$1,017.60	$7.39
Fidelity Freedom Blend Income Fund	.46%
Actual		$1,000.00	$1,023.50	$2.32
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class K	.36%
Actual		$1,000.00	$1,025.10	$1.82
Hypothetical-C		$1,000.00	$1,023.14	$1.82
Class K6	.27%
Actual		$1,000.00	$1,025.50	$1.36
Hypothetical-C		$1,000.00	$1,023.59	$1.36
Class I	.46%
Actual		$1,000.00	$1,024.40	$2.32
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class Z	.36%
Actual		$1,000.00	$1,025.10	$1.82
Hypothetical-C		$1,000.00	$1,023.14	$1.82
Class Z6	.26%
Actual		$1,000.00	$1,025.40	$1.31
Hypothetical-C		$1,000.00	$1,023.64	$1.31
Fidelity Freedom Blend 2005 Fund
Class A	.71%
Actual		$1,000.00	$1,019.20	$3.57
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class M	.96%
Actual		$1,000.00	$1,017.30	$4.83
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class C	1.46%
Actual		$1,000.00	$1,015.50	$7.34
Hypothetical-C		$1,000.00	$1,017.65	$7.34
Fidelity Freedom Blend 2005 Fund	.46%
Actual		$1,000.00	$1,021.00	$2.32
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class K	.36%
Actual		$1,000.00	$1,021.40	$1.81
Hypothetical-C		$1,000.00	$1,023.14	$1.82
Class K6	.27%
Actual		$1,000.00	$1,021.70	$1.36
Hypothetical-C		$1,000.00	$1,023.59	$1.36
Class I	.46%
Actual		$1,000.00	$1,021.00	$2.32
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class Z	.36%
Actual		$1,000.00	$1,021.40	$1.81
Hypothetical-C		$1,000.00	$1,023.14	$1.82
Class Z6	.26%
Actual		$1,000.00	$1,021.70	$1.31
Hypothetical-C		$1,000.00	$1,023.64	$1.31
Fidelity Freedom Blend 2010 Fund
Class A	.72%
Actual		$1,000.00	$1,015.40	$3.62
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class M	.97%
Actual		$1,000.00	$1,013.30	$4.87
Hypothetical-C		$1,000.00	$1,020.09	$4.89
Class C	1.47%
Actual		$1,000.00	$1,011.10	$7.37
Hypothetical-C		$1,000.00	$1,017.60	$7.39
Fidelity Freedom Blend 2010 Fund	.47%
Actual		$1,000.00	$1,015.70	$2.36
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K	.37%
Actual		$1,000.00	$1,015.80	$1.86
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Class K6	.28%
Actual		$1,000.00	$1,017.20	$1.41
Hypothetical-C		$1,000.00	$1,023.54	$1.41
Class I	.47%
Actual		$1,000.00	$1,015.50	$2.36
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class Z	.37%
Actual		$1,000.00	$1,015.80	$1.86
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Class Z6	.27%
Actual		$1,000.00	$1,017.20	$1.36
Hypothetical-C		$1,000.00	$1,023.59	$1.36
Fidelity Freedom Blend 2015 Fund
Class A	.74%
Actual		$1,000.00	$1,010.60	$3.71
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class M	.99%
Actual		$1,000.00	$1,008.70	$4.96
Hypothetical-C		$1,000.00	$1,020.00	$4.99
Class C	1.50%
Actual		$1,000.00	$1,007.30	$7.51
Hypothetical-C		$1,000.00	$1,017.45	$7.54
Fidelity Freedom Blend 2015 Fund	.49%
Actual		$1,000.00	$1,012.20	$2.46
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class K	.39%
Actual		$1,000.00	$1,012.80	$1.96
Hypothetical-C		$1,000.00	$1,022.99	$1.97
Class K6	.30%
Actual		$1,000.00	$1,013.20	$1.51
Hypothetical-C		$1,000.00	$1,023.44	$1.51
Class I	.49%
Actual		$1,000.00	$1,012.40	$2.46
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class Z	.39%
Actual		$1,000.00	$1,012.80	$1.96
Hypothetical-C		$1,000.00	$1,022.99	$1.97
Class Z6	.29%
Actual		$1,000.00	$1,013.20	$1.46
Hypothetical-C		$1,000.00	$1,023.49	$1.46
Fidelity Freedom Blend 2020 Fund
Class A	.77%
Actual		$1,000.00	$1,007.50	$3.85
Hypothetical-C		$1,000.00	$1,021.09	$3.88
Class M	1.00%
Actual		$1,000.00	$1,005.30	$5.00
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class C	1.52%
Actual		$1,000.00	$1,002.80	$7.59
Hypothetical-C		$1,000.00	$1,017.35	$7.64
Fidelity Freedom Blend 2020 Fund	.50%
Actual		$1,000.00	$1,008.30	$2.50
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class K	.40%
Actual		$1,000.00	$1,008.40	$2.00
Hypothetical-C		$1,000.00	$1,022.94	$2.02
Class K6	.31%
Actual		$1,000.00	$1,008.70	$1.55
Hypothetical-C		$1,000.00	$1,023.39	$1.56
Class I	.50%
Actual		$1,000.00	$1,008.90	$2.50
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class Z	.40%
Actual		$1,000.00	$1,008.40	$2.00
Hypothetical-C		$1,000.00	$1,022.94	$2.02
Class Z6	.30%
Actual		$1,000.00	$1,008.70	$1.50
Hypothetical-C		$1,000.00	$1,023.44	$1.51
Fidelity Freedom Blend 2025 Fund
Class A	.76%
Actual		$1,000.00	$1,004.90	$3.80
Hypothetical-C		$1,000.00	$1,021.14	$3.83
Class M	1.02%
Actual		$1,000.00	$1,003.60	$5.10
Hypothetical-C		$1,000.00	$1,019.85	$5.14
Class C	1.51%
Actual		$1,000.00	$1,000.80	$7.53
Hypothetical-C		$1,000.00	$1,017.40	$7.59
Fidelity Freedom Blend 2025 Fund	.52%
Actual		$1,000.00	$1,005.20	$2.60
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class K	.41%
Actual		$1,000.00	$1,005.70	$2.05
Hypothetical-C		$1,000.00	$1,022.89	$2.07
Class K6	.32%
Actual		$1,000.00	$1,007.00	$1.60
Hypothetical-C		$1,000.00	$1,023.34	$1.61
Class I	.51%
Actual		$1,000.00	$1,005.30	$2.55
Hypothetical-C		$1,000.00	$1,022.39	$2.57
Class Z	.41%
Actual		$1,000.00	$1,005.70	$2.05
Hypothetical-C		$1,000.00	$1,022.89	$2.07
Class Z6	.31%
Actual		$1,000.00	$1,007.00	$1.55
Hypothetical-C		$1,000.00	$1,023.39	$1.56
Fidelity Freedom Blend 2030 Fund
Class A	.78%
Actual		$1,000.00	$996.50	$3.88
Hypothetical-C		$1,000.00	$1,021.04	$3.93
Class M	1.02%
Actual		$1,000.00	$995.40	$5.07
Hypothetical-C		$1,000.00	$1,019.85	$5.14
Class C	1.52%
Actual		$1,000.00	$993.90	$7.56
Hypothetical-C		$1,000.00	$1,017.35	$7.64
Fidelity Freedom Blend 2030 Fund	.53%
Actual		$1,000.00	$998.40	$2.64
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class K	.42%
Actual		$1,000.00	$999.50	$2.09
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class K6	.33%
Actual		$1,000.00	$998.90	$1.64
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class I	.52%
Actual		$1,000.00	$998.10	$2.59
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class Z	.42%
Actual		$1,000.00	$999.50	$2.09
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class Z6	.32%
Actual		$1,000.00	$998.90	$1.59
Hypothetical-C		$1,000.00	$1,023.34	$1.61
Fidelity Freedom Blend 2035 Fund
Class A	.79%
Actual		$1,000.00	$988.20	$3.92
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class M	1.04%
Actual		$1,000.00	$987.00	$5.15
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$985.40	$7.62
Hypothetical-C		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2035 Fund	.53%
Actual		$1,000.00	$990.40	$2.63
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class K	.43%
Actual		$1,000.00	$990.30	$2.13
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class K6	.34%
Actual		$1,000.00	$990.70	$1.69
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Class I	.53%
Actual		$1,000.00	$989.90	$2.63
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class Z	.43%
Actual		$1,000.00	$990.30	$2.13
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class Z6	.33%
Actual		$1,000.00	$991.70	$1.64
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Fidelity Freedom Blend 2040 Fund
Class A	.80%
Actual		$1,000.00	$985.10	$3.96
Hypothetical-C		$1,000.00	$1,020.94	$4.03
Class M	1.04%
Actual		$1,000.00	$983.20	$5.14
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.55%
Actual		$1,000.00	$981.20	$7.66
Hypothetical-C		$1,000.00	$1,017.20	$7.80
Fidelity Freedom Blend 2040 Fund	.54%
Actual		$1,000.00	$985.50	$2.67
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K	.44%
Actual		$1,000.00	$987.10	$2.18
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.35%
Actual		$1,000.00	$987.60	$1.73
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Class I	.54%
Actual		$1,000.00	$985.80	$2.67
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.44%
Actual		$1,000.00	$987.10	$2.18
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.34%
Actual		$1,000.00	$987.60	$1.68
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Freedom Blend 2045 Fund
Class A	.79%
Actual		$1,000.00	$983.40	$3.91
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class M	1.04%
Actual		$1,000.00	$982.20	$5.14
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.55%
Actual		$1,000.00	$980.90	$7.65
Hypothetical-C		$1,000.00	$1,017.20	$7.80
Fidelity Freedom Blend 2045 Fund	.55%
Actual		$1,000.00	$985.90	$2.72
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Class K	.44%
Actual		$1,000.00	$985.50	$2.18
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.35%
Actual		$1,000.00	$986.90	$1.73
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Class I	.54%
Actual		$1,000.00	$985.20	$2.67
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.44%
Actual		$1,000.00	$985.50	$2.18
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.34%
Actual		$1,000.00	$986.90	$1.68
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Freedom Blend 2050 Fund
Class A	.80%
Actual		$1,000.00	$984.00	$3.96
Hypothetical-C		$1,000.00	$1,020.94	$4.03
Class M	1.04%
Actual		$1,000.00	$983.00	$5.14
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.53%
Actual		$1,000.00	$981.10	$7.56
Hypothetical-C		$1,000.00	$1,017.30	$7.70
Fidelity Freedom Blend 2050 Fund	.54%
Actual		$1,000.00	$985.10	$2.67
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K	.44%
Actual		$1,000.00	$986.20	$2.18
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.35%
Actual		$1,000.00	$986.50	$1.73
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Class I	.54%
Actual		$1,000.00	$985.80	$2.67
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.44%
Actual		$1,000.00	$986.20	$2.18
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.34%
Actual		$1,000.00	$986.50	$1.68
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Freedom Blend 2055 Fund
Class A	.79%
Actual		$1,000.00	$984.50	$3.91
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class M	1.04%
Actual		$1,000.00	$983.60	$5.14
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$980.70	$7.60
Hypothetical-C		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2055 Fund	.54%
Actual		$1,000.00	$985.50	$2.67
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K	.44%
Actual		$1,000.00	$986.70	$2.18
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.35%
Actual		$1,000.00	$987.10	$1.73
Hypothetical-C		$1,000.00	$1,023.19	$1.77
Class I	.54%
Actual		$1,000.00	$986.30	$2.67
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.44%
Actual		$1,000.00	$986.70	$2.18
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.34%
Actual		$1,000.00	$987.10	$1.68
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Freedom Blend 2060 Fund
Class A	.80%
Actual		$1,000.00	$984.00	$3.96
Hypothetical-C		$1,000.00	$1,020.94	$4.03
Class M	1.04%
Actual		$1,000.00	$983.10	$5.14
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$981.30	$7.61
Hypothetical-C		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2060 Fund	.55%
Actual		$1,000.00	$986.40	$2.72
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Class K	.44%
Actual		$1,000.00	$986.20	$2.18
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.34%
Actual		$1,000.00	$986.60	$1.68
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Class I	.54%
Actual		$1,000.00	$985.90	$2.67
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.44%
Actual		$1,000.00	$986.20	$2.18
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.34%
Actual		$1,000.00	$986.60	$1.68
Hypothetical-C		$1,000.00	$1,023.24	$1.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Blend Income Fund
Class A	05/06/19	05/03/19	$0.005	$0.004
Class M	05/06/19	05/03/19	$0.003	$0.004
Class C	05/06/19	05/03/19	$0.000	$0.004
Fidelity Freedom Blend Income Fund	05/06/19	05/03/19	$0.007	$0.004
Class K	05/06/19	05/03/19	$0.008	$0.004
Class K6	05/06/19	05/03/19	$0.009	$0.004
Class I	05/06/19	05/03/19	$0.007	$0.004
Class Z	05/06/19	05/03/19	$0.008	$0.004
Class Z6	05/06/19	05/03/19	$0.008	$0.004
Fidelity Freedom Blend 2005 Fund
Class A	05/13/19	05/10/19	$0.000	$0.004
Class M	05/13/19	05/10/19	$0.000	$0.004
Class C	05/13/19	05/10/19	$0.000	$0.004
Fidelity Freedom Blend 2005 Fund	05/13/19	05/10/19	$0.007	$0.008
Class K	05/13/19	05/10/19	$0.000	$0.007
Class K6	05/13/19	05/10/18	$0.007	$0.008
Class I	05/13/19	05/10/18	$0.000	$0.004
Class Z	05/13/19	05/10/18	$0.000	$0.007
Class Z6	05/13/19	05/10/18	$0.001	$0.008
Fidelity Freedom Blend 2010 Fund
Class A	05/13/19	05/10/19	$0.000	$0.000
Class M	05/13/19	05/10/19	$0.000	$0.000
Class C	05/13/19	05/10/19	$0.000	$0.000
Fidelity Freedom Blend 2010 Fund	05/13/19	05/10/19	$0.000	$0.004
Class K	05/13/19	05/10/19	$0.000	$0.000
Class K6	05/13/19	05/10/18	$0.002	$0.005
Class I	05/13/19	05/10/18	$0.000	$0.000
Class Z	05/13/19	05/10/18	$0.000	$0.000
Class Z6	05/13/19	05/10/18	$0.000	$0.000
Fidelity Freedom Blend 2015 Fund
Class A	05/13/19	05/10/19	$0.000	$0.000
Class M	05/13/19	05/10/19	$0.000	$0.000
Class C	05/13/19	05/10/19	$0.000	$0.000
Fidelity Freedom Blend 2015 Fund	05/13/19	05/10/19	$0.000	$0.000
Class K	05/13/19	05/10/19	$0.000	$0.000
Class K6	05/13/19	05/10/18	$0.002	$0.003
Class I	05/13/19	05/10/18	$0.000	$0.000
Class Z	05/13/19	05/10/18	$0.000	$0.000
Class Z6	05/13/19	05/10/18	$0.000	$0.000
Fidelity Freedom Blend 2020 Fund
Class A	05/13/19	05/10/19	$0.000	$0.000
Class M	05/13/19	05/10/19	$0.000	$0.000
Class C	05/13/19	05/10/19	$0.000	$0.000
Fidelity Freedom Blend 2020 Fund	05/13/19	05/10/19	$0.000	$0.000
Class K	05/13/19	05/10/19	$0.000	$0.000
Class K6	05/13/19	05/10/18	$0.001	$0.004
Class I	05/13/19	05/10/18	$0.000	$0.000
Class Z	05/13/19	05/10/18	$0.000	$0.000
Class Z6	05/13/19	05/10/18	$0.000	$0.000
Fidelity Freedom Blend 2025 Fund
Class A	05/13/19	05/10/19	$0.000	$0.000
Class M	05/13/19	05/10/19	$0.000	$0.000
Class C	05/13/19	05/10/19	$0.000	$0.000
Fidelity Freedom Blend 2025 Fund	05/13/19	05/10/19	$0.000	$0.000
Class K	05/13/19	05/10/19	$0.000	$0.000
Class K6	05/13/19	05/10/18	$0.001	$0.003
Class I	05/13/19	05/10/18	$0.000	$0.000
Class Z	05/13/19	05/10/18	$0.000	$0.000
Class Z6	05/13/19	05/10/18	$0.000	$0.000
Fidelity Freedom Blend 2030 Fund
Class A	05/13/19	05/10/19	$0.000	$0.000
Class M	05/13/19	05/10/19	$0.000	$0.000
Class C	05/13/19	05/10/19	$0.000	$0.000
Fidelity Freedom Blend 2030 Fund	05/13/19	05/10/19	$0.000	$0.000
Class K	05/13/19	05/10/19	$0.000	$0.000
Class K6	05/13/19	05/10/18	$0.000	$0.003
Class I	05/13/19	05/10/18	$0.000	$0.000
Class Z	05/13/19	05/10/18	$0.000	$0.000
Class Z6	05/13/19	05/10/18	$0.000	$0.000
Fidelity Freedom Blend 2035 Fund
Class A	05/13/19	05/10/19	$0.000	$0.000
Class M	05/13/19	05/10/19	$0.000	$0.000
Class C	05/13/19	05/10/19	$0.000	$0.000
Fidelity Freedom Blend 2035 Fund	05/13/19	05/10/19	$0.000	$0.000
Class K	05/13/19	05/10/19	$0.000	$0.000
Class K6	05/13/19	05/10/18	$0.000	$0.003
Class I	05/13/19	05/10/18	$0.000	$0.000
Class Z	05/13/19	05/10/18	$0.000	$0.000
Class Z6	05/13/19	05/10/18	$0.000	$0.000
Fidelity Freedom Blend 2040 Fund
Class A	05/13/19	05/10/19	$0.000	$0.000
Class M	05/13/19	05/10/19	$0.000	$0.000
Class C	05/13/19	05/10/19	$0.000	$0.000
Fidelity Freedom Blend 2040 Fund	05/13/19	05/10/19	$0.000	$0.000
Class K	05/13/19	05/10/19	$0.000	$0.000
Class K6	05/13/19	05/10/18	$0.000	$0.003
Class I	05/13/19	05/10/18	$0.000	$0.000
Class Z	05/13/19	05/10/18	$0.000	$0.000
Class Z6	05/13/19	05/10/18	$0.000	$0.000
Fidelity Freedom Blend 2045 Fund
Class A	05/13/19	05/10/19	$0.000	$0.001
Class M	05/13/19	05/10/19	$0.000	$0.001
Class C	05/13/19	05/10/19	$0.000	$0.001
Fidelity Freedom Blend 2045 Fund	05/13/19	05/10/19	$0.000	$0.001
Class K	05/13/19	05/10/19	$0.000	$0.001
Class K6	05/13/19	05/10/18	$0.000	$0.003
Class I	05/13/19	05/10/18	$0.000	$0.001
Class Z	05/13/19	05/10/18	$0.000	$0.001
Class Z6	05/13/19	05/10/18	$0.000	$0.001
Fidelity Freedom Blend 2050 Fund
Class A	05/13/19	05/10/19	$0.000	$0.001
Class M	05/13/19	05/10/19	$0.000	$0.001
Class C	05/13/19	05/10/19	$0.000	$0.001
Fidelity Freedom Blend 2050 Fund	05/13/19	05/10/19	$0.000	$0.001
Class K	05/13/19	05/10/19	$0.000	$0.001
Class K6	05/13/19	05/10/18	$0.000	$0.003
Class I	05/13/19	05/10/18	$0.000	$0.001
Class Z	05/13/19	05/10/18	$0.000	$0.001
Class Z6	05/13/19	05/10/18	$0.000	$0.001
Fidelity Freedom Blend 2055 Fund
Class A	05/13/19	05/10/19	$0.000	$0.002
Class M	05/13/19	05/10/19	$0.000	$0.002
Class C	05/13/19	05/10/19	$0.000	$0.002
Fidelity Freedom Blend 2055 Fund	05/13/19	05/10/19	$0.000	$0.002
Class K	05/13/19	05/10/19	$0.000	$0.002
Class K6	05/13/19	05/10/18	$0.000	$0.004
Class I	05/13/19	05/10/18	$0.000	$0.002
Class Z	05/13/19	05/10/18	$0.000	$0.002
Class Z6	05/13/19	05/10/18	$0.000	$0.002
Fidelity Freedom Blend 2060 Fund
Class A	05/13/19	05/10/19	$0.000	$0.011
Class M	05/13/19	05/10/19	$0.000	$0.011
Class C	05/13/19	05/10/19	$0.000	$0.011
Fidelity Freedom Blend 2060 Fund	05/13/19	05/10/19	$0.000	$0.011
Class K	05/13/19	05/10/19	$0.000	$0.011
Class K6	05/13/19	05/10/18	$0.000	$0.014
Class I	05/13/19	05/10/18	$0.000	$0.011
Class Z	05/13/19	05/10/18	$0.000	$0.011
Class Z6	05/13/19	05/10/18	$0.000	$0.011
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Blend Income Fund	$5,883
Fidelity Freedom Blend 2005 Fund	$7,686
Fidelity Freedom Blend 2010 Fund	$4,296
Fidelity Freedom Blend 2015 Fund	$6,801
Fidelity Freedom Blend 2020 Fund	$10,701
Fidelity Freedom Blend 2025 Fund	$20,683
Fidelity Freedom Blend 2030 Fund	$17,555
Fidelity Freedom Blend 2035 Fund	$29,604
Fidelity Freedom Blend 2040 Fund	$22,577
Fidelity Freedom Blend 2045 Fund	$41,767
Fidelity Freedom Blend 2050 Fund	$30,493
Fidelity Freedom Blend 2055 Fund	$27,293
Fidelity Freedom Blend 2060 Fund	$32,846

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Blend Income Fund	32.55%
Fidelity Freedom Blend 2005 Fund	26.37%
Fidelity Freedom Blend 2010 Fund	21.22%
Fidelity Freedom Blend 2015 Fund	23.28%
Fidelity Freedom Blend 2020 Fund	25.91%
Fidelity Freedom Blend 2025 Fund	25.54%
Fidelity Freedom Blend 2030 Fund	18.03%
Fidelity Freedom Blend 2035 Fund	11.67%
Fidelity Freedom Blend 2040 Fund	6.67%
Fidelity Freedom Blend 2045 Fund	4.11%
Fidelity Freedom Blend 2050 Fund	4.98%
Fidelity Freedom Blend 2055 Fund	3.93%
Fidelity Freedom Blend 2060 Fund	2.90%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Freedom Blend Income Fund
October 2018	9%	10%	12%	9%	9%	9%	9%	9%	9%
November 2018	13%	19%	0%	8%	8%	8%	8%	8%	8%
December 2018	10%	10%	10%	9%	9%	9%	9%	9%	9%
February 2019	2%	3%	7%	2%	2%	2%	2%	2%	2%
March 2019	2%	3%	5%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2005 Fund
December 2018	13%	15%	18%	13%	13%	13%	13%	13%	13%
Fidelity Freedom Blend 2010 Fund
December 2018	19%	20%	24%	18%	18%	18%	18%	18%	18%
Fidelity Freedom Blend 2015 Fund
December 2018	25%	27%	25%	22%	23%	22%	23%	23%	22%
Fidelity Freedom Blend 2020 Fund
December 2018	27%	35%	37%	25%	28%	27%	29%	28%	27%
Fidelity Freedom Blend 2025 Fund
December 2018	31%	34%	39%	29%	30%	29%	30%	30%	29%
Fidelity Freedom Blend 2030 Fund
December 2018	34%	36%	37%	32%	32%	32%	33%	32%	32%
Fidelity Freedom Blend 2035 Fund
December 2018	38%	39%	45%	36%	36%	35%	37%	36%	35%
Fidelity Freedom Blend 2040 Fund
December 2018	38%	42%	47%	37%	38%	37%	38%	38%	37%
Fidelity Freedom Blend 2045 Fund
December 2018	41%	41%	47%	38%	39%	38%	39%	39%	38%
Fidelity Freedom Blend 2050 Fund
December 2018	39%	41%	46%	37%	37%	37%	38%	37%	37%
Fidelity Freedom Blend 2055 Fund
December 2018	39%	41%	45%	37%	37%	36%	38%	37%	36%
Fidelity Freedom Blend 2060 Fund
December 2018	40%	42%	46%	37%	38%	37%	38%	38%	37%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Freedom Blend Income Fund
October 2018	29%	32%	37%	27%	27%	27%	27%	27%	27%
November 2018	39%	59%	0%	26%	26%	26%	26%	26%	26%
December 2018	30%	32%	30%	28%	28%	27%	29%	28%	27%
February 2019	3%	3%	7%	3%	2%	2%	2%	2%	2%
March 2019	3%	3%	5%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2005 Fund
December 2018	34%	40%	46%	35%	34%	33%	35%	34%	33%
Fidelity Freedom Blend 2010 Fund
December 2018	47%	50%	60%	46%	45%	44%	46%	45%	44%
Fidelity Freedom Blend 2015 Fund
December 2018	54%	58%	55%	49%	50%	49%	51%	50%	49%
Fidelity Freedom Blend 2020 Fund
December 2018	57%	73%	77%	53%	58%	56%	61%	58%	56%
Fidelity Freedom Blend 2025 Fund
December 2018	65%	71%	81%	60%	62%	61%	63%	62%	61%
Fidelity Freedom Blend 2030 Fund
December 2018	66%	70%	72%	63%	63%	61%	64%	63%	61%
Fidelity Freedom Blend 2035 Fund
December 2018	71%	72%	83%	67%	68%	66%	69%	68%	66%
Fidelity Freedom Blend 2040 Fund
December 2018	69%	77%	86%	68%	69%	68%	71%	69%	68%
Fidelity Freedom Blend 2045 Fund
December 2018	76%	76%	87%	71%	72%	71%	73%	72%	71%
Fidelity Freedom Blend 2050 Fund
December 2018	72%	76%	84%	68%	68%	67%	70%	68%	67%
Fidelity Freedom Blend 2055 Fund
December 2018	72%	75%	83%	69%	68%	67%	69%	68%	67%
Fidelity Freedom Blend 2060 Fund
December 2018	73%	77%	85%	69%	69%	68%	70%	69%	68%

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

FBF-ANN-0519
1.9890344.100

Item 2.

Code of Ethics

As of the end of the period, March 31, 2019, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund,  Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$27,000	$-	$5,000	$800
Fidelity Advisor Freedom 2005 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2010 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2015 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2020 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2025 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2030 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2035 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2040 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2045 Fund	$27,000	$-	$5,000	$800
Fidelity Advisor Freedom 2050 Fund	$26,000	$-	$5,000	$700
Fidelity Advisor Freedom 2055 Fund	$27,000	$-	$5,000	$800
Fidelity Advisor Freedom 2060 Fund	$27,000	$-	$5,000	$800
Fidelity Freedom Index Income Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2005 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2010 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2015 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2020 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2025 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2030 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2035 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2040 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2045 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2050 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2055 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2060 Fund	$20,000	$-	$4,800	$600

March 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2005 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2010 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2015 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2020 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2025 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2030 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2035 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2040 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2045 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2050 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2055 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2060 Fund	$25,000	$-	$5,000	$600
Fidelity Freedom Index Income Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2005 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2010 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2015 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2020 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2025 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2030 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2035 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2040 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2045 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2050 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2055 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2060 Fund	$20,000	$-	$4,800	$600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund, Fidelity Flex Freedom 2060 Fund, Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund and Fidelity Freedom Blend 2060 Fund (the “Funds”):

Services Billed by PwC

March 31, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Income Fund	$19,000	$1,500	$3,000	$900
Fidelity Flex Freedom 2005 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom 2010 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom 2015 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom 2020 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom 2025 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom 2030 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom 2035 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom 2040 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom 2045 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom 2050 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom 2055 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Flex Freedom 2060 Fund	$21,000	$1,700	$3,000	$1,000
Fidelity Freedom Income Fund	$26,000	$2,000	$2,400	$1,200
Fidelity Freedom 2005 Fund	$27,000	$2,000	$2,400	$1,200
Fidelity Freedom 2010 Fund	$28,000	$2,000	$2,400	$1,200
Fidelity Freedom 2015 Fund	$28,000	$2,000	$2,400	$1,200
Fidelity Freedom 2020 Fund	$28,000	$2,000	$2,400	$1,200
Fidelity Freedom 2025 Fund	$28,000	$2,000	$2,400	$1,200
Fidelity Freedom 2030 Fund	$28,000	$2,000	$2,400	$1,200
Fidelity Freedom 2035 Fund	$29,000	$2,000	$2,400	$1,200
Fidelity Freedom 2040 Fund	$29,000	$2,000	$2,400	$1,200
Fidelity Freedom 2045 Fund	$29,000	$2,000	$2,400	$1,200
Fidelity Freedom 2050 Fund	$29,000	$2,000	$2,400	$1,200
Fidelity Freedom 2055 Fund	$26,000	$2,000	$2,400	$1,200
Fidelity Freedom 2060 Fund	$27,000	$2,000	$2,400	$1,200
Fidelity Freedom Blend Income Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2005 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2010 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2015 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2020 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2025 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2030 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2035 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2040 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2045 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2050 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2055 Fund	$20,000	$900	$2,400	$500
Fidelity Freedom Blend 2060 Fund	$20,000	$900	$2,400	$500

March 31, 2018 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Income Fund	$16,000	$1,200	$2,400	$600
Fidelity Flex Freedom 2005 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2010 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2015 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2020 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2025 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2030 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2035 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2040 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2045 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2050 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2055 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2060 Fund	$18,000	$1,300	$2,400	$700
Fidelity Freedom Income Fund	$24,000	$1,900	$2,400	$1,000
Fidelity Freedom 2005 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2010 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2015 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2020 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2025 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2030 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2035 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2040 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2045 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2050 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2055 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2060 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom Blend Income Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2005 Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2010 Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2015 Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2020 Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2025 Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2030 Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2035 Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2040 Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2045 Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2050 Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2055 Fund	$-	$-	$-	$-
Fidelity Freedom Blend 2060 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund and Fidelity Freedom Blend 2060 Fund commenced operations on August 31, 2018.

C Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund and Fidelity Flex Freedom 2060 Fund commenced operations on June 8, 2017.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2019A	March 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$5,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	March 31, 2019A,B	March 31, 2018A,B,C
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$15,000	$15,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund and Fidelity Freedom Blend 2060 Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund and Fidelity Flex Freedom 2060 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2019A,B	March 31, 2018A,B,C
Deloitte Entities	$890,000	$470,000
PwC	$10,350,000	$11,020,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund and Fidelity Freedom Blend 2060 Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund and Fidelity Flex Freedom 2060 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 24, 2019